Registration Nos. 2-11101

811-00242

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933	☐

Pre-Effective Amendment No. __	☐

Post-Effective Amendment No. 146	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940	☐

Amendment No. 77	☒

(Check appropriate box or boxes.)

NATIXIS FUNDS TRUST II

(Exact Name of Registrant as Specified in Charter)

399 Boylston Street, Boston, Massachusetts	02116
(Address of principal executive offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code (617) 449-2810

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and Address of Agent for Service)

Copy to:

John M. Loder, Esq.

Ropes & Gray

One International Place

Boston, Massachusetts 02110

Approximate Date of Public Offering

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)

☐	On (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☒	On May 1, 2010 pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus May 1, 2010

	Class A	Class C
ASG Diversifying Strategies Fund	DSFAX	DSFCX
ASG Global Alternatives Fund	GAFAX	GAFCX

Advised by AlphaSimplex Group, LLC

The Securities and Exchange Commission has not approved or disapproved any Fund’s shares or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a crime.

For general information on the Funds or any of their services and for assistance in opening an account, contact your financial representative or call Natixis Funds.

Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579 — 800-225-5478 — www.funds.natixis.com

Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

FUND SUMMARY

ASG Diversifying Strategies Fund

Investment Goal

The Fund pursues an absolute return strategy that seeks to provide capital appreciation. The secondary goal of the Fund is to achieve these returns while maintaining a low or negative correlation over time with the returns of major equity indices.

Fund Fees & Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section “How Sales Charges Are Calculated” on page __ of the Prospectus and on page __ in the section “Reduced Sales Charges” of the Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	1.00%
Redemption fees	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A		Class C
Management fees (includes __% of estimated management fees of the Commodity Subsidiary)	1.25%		1.25%
Distribution and/or service (12b-1) fees	0.25%		1.00%
Other expenses (includes __% of estimated expenses of the Commodity Subsidiary and __% of estimated interest expense)	____	%	____	%
Total annual fund operating expenses	____	%	____	%
Fee reduction and/or expense reimbursement[1]	____	%	____	%
Total annual fund operating expenses after fee reduction and/or expense reimbursement	____	%	____	%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Reduction and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A		Class C
			If shares are redeemed		If shares are not redeemed
1 year	$	____	$	____	$	____
3 years	$	____	$	____	$	____

1	AlphaSimplex Group, LLC (the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.70% and 2.45% of the Fund’s average daily net assets for Class A and C shares, respectively, exclusive of certain expenses such as brokerage expenses, interest expense, taxes and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2011 and may be terminated only with the consent of the Fund’s Board of Trustees. The Fund’s Adviser will be permitted to recover, on a class by class basis, management fees reduced and/or expenses reimbursed to the extent that expenses in later periods fall below 1.70% and 2.45% of the Fund’s average daily net assets for Class A and C shares, respectively. The Fund will not be obligated to repay any such reduced fees and expenses more than one year after the end of the fiscal year in which the fee/expense was reduced.

1

FUND SUMMARY

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the period August 3, 2009 to December 31, 2009, the Fund’s portfolio turnover rate was __% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

The Fund seeks to generate positive absolute returns over time rather than track the performance of any particular index. In selecting investments for the Fund, the Adviser uses multiple quantitative investment models and strategies each of which has an absolute return objective. Each model and strategy may involve a broad range of market exposures. The Adviser uses quantitative and qualitative judgments in the determination of weighting among the models and strategies. Although the Fund seeks positive absolute returns over time, it is likely that the Fund’s investment returns may be volatile over short periods of time. The Fund may outperform the overall securities market during periods of flat or negative market performance and may underperform during periods of strong market performance. There can be no assurance that the Fund’s returns over time or during any period will be positive or that the Fund will outperform the overall security markets over time or during any particular period.

Under normal market conditions, the Adviser typically will make extensive use of a variety of derivative instruments, in particular futures and forward contracts, to capture the exposures suggested by its absolute return strategies while also adding value through volatility management and correlation management. These market exposures, which are expected to change over time, may include, for example, exposures to the returns of equity and fixed income securities, currencies and commodities. The Adviser will scale the notional exposure of the Fund’s futures and currency forward positions with the objective of targeting a relatively stable level of annualized volatility for the Fund’s overall portfolio. The Adviser may also use exchange-traded futures contracts on broad U.S. or international equity indices to decrease any undesired correlation with the returns of the major equity indices. The Adviser will have great flexibility to allocate the Fund’s derivatives exposure among various securities, indices, currencies, commodities and other instruments, and the amount of the Fund’s assets that may be allocated to derivative strategies and among these various instruments is expected to vary over time.

Under normal market conditions, it is expected that no more than 25% of the Fund’s total assets will be dedicated to initial and variation margin payments relating to the Fund’s derivative transactions. The notional value of the Fund’s derivative investments, however, will generally exceed 25% of the Fund’s total assets. Under normal market conditions, the Fund expects to invest no less than 75% of its total assets in money market and other short-term, high quality securities (the “Money Market Portion”) managed by Reich & Tang Asset Management, LLC (the “Subadviser”). The assets allocated to the Money Market Portion will be used primarily to support the Fund’s investments in derivatives and similar instruments and, secondarily, to provide the Fund with incremental income. Although the Fund will invest a significant portion of its assets in money market instruments, the Fund is not a “money market” fund and the value of the Money Market Portion as well as the value of the Fund’s shares may decrease.

Although the Fund does not intend to invest in physical commodities directly, the Fund does expect to obtain investment exposure to commodity-related derivatives through a wholly-owned subsidiary organized under the laws of a non-U.S. jurisdiction that will make commodity-related investments (the “Commodity Subsidiary”). Under normal market conditions, no more than 10% of the Fund’s total assets will be dedicated to initial and variation margin payments relating to these transactions.

The Fund may concentrate its investments in the financial services industry, which means it will normally invest at least 25% of its total assets in securities and other obligations of issuers in such industry.

The Fund may engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund’s return, and realization of greater short-term capital gains, distributions of which are taxable to shareholders who are individuals as ordinary income. Trading costs and tax effects associated with frequent trading may adversely affect the Fund’s performance.

The percentage limitations set forth in this Fund summary are not investment restrictions and the Fund may exceed these limits from time to time. As a temporary defensive measure, the Fund may hold any portion of its assets in cash (U.S. Dollars, foreign currencies or multinational currency units) and/or invest in money market instruments or high quality debt securities and take other defensive positions as the Adviser deems appropriate. The Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment goals.

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FUND SUMMARY

Principal Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Allocation and Correlation Risk: This is the risk that the Adviser’s judgments about, and allocations between, asset classes and market exposures may adversely affect the Fund’s performance. This risk can be increased by the use of derivatives to increase allocations to various market exposures. This is because derivatives can create investment leverage, which will magnify the impact to the Fund of its investment in any underperforming market exposure.

Commodity Risk: This is the risk that exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of physical commodities or commodity-linked derivative instruments may be affected by changes in overall market movements, commodity price volatility, changes in interest rates, currency fluctuations, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Concentrated Investment Risk: The Fund is particularly vulnerable to events affecting companies in the financial services industry because the Fund concentrates its investments in securities and other obligations of issuers in such industry. Examples of risks affecting the financial services industry include changes in governmental regulation, issues relating to the availability and cost of capital, changes in interest rates and/or monetary policy and price competition. In addition, financial services companies are often more highly leveraged than other companies, making them inherently riskier. As a result, the Fund’s shares may rise and fall in value more rapidly and to a greater extent than shares of a fund that does not concentrate or focus in a particular industry or economic sector. The financial services industry has recently experienced high volatility and a number of issuer failures and the value of many of these securities has significantly declined. As a result, the risk associated with investing in the Fund may be increased as compared to a fund that does not concentrate in the financial services industry.

Credit/Counterparty Risk: Credit risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Below investment grade fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments.

The Fund will be subject to credit risks with respect to the counterparties of its derivative transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with over-the-counter (“OTC”) derivative transactions, such as foreign currency transactions. As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the Fund will sustain losses or be unable to realize gains.

Currency Risk: Fluctuations in the exchange rates between the different currencies may negatively affect an investment. The Fund may hedge its exposure to foreign currencies and may invest in foreign currencies as an asset class.

Derivatives Risk: Derivatives are subject to changes in the underlying securities or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund’s exposure to securities markets values, interest rates or currency exchange rates. Investments in derivatives are also subject to credit/counterparty risk, liquidity risk, allocation risk and correlation risk, the risk of difficulties in pricing and valuation risk and the risk that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. Although the Fund’s adviser monitors the creditworthiness of the Fund’s counterparties, there can be no assurance that the Fund’s derivative counterparties will not experience financial difficulties, possibly resulting in losses to the Fund.

Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Rule 144A securities may be less liquid than other equity securities. Equity securities may include common stocks, preferred stocks, warrants, securities convertible into common and preferred stocks and other equity-like interests in an entity. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the adviser’s assessment of the prospects for a company’s growth is wrong, or if the adviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the adviser has placed on it. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent

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FUND SUMMARY

favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds and preferred stock generally take precedence over the claims of those who own common stock.

Foreign Securities Risk: The Fund’s investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Interest Rate Risk: Changes in interest rates may cause the value of the Fund’s investments to decrease. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. A period of low interest rates may cause the Fund to have a low or negative yield, potentially reducing the value of your investment.

Issuer Risk: The value of the Fund’s investments may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Leverage Risk: This is the risk associated with securities or practices (e.g., borrowing and the use of certain derivatives) and investment in certain types of derivatives that multiply small index or market movements into larger changes in value. Use of derivative instruments may involve leverage. When a derivative is used as a hedge against an offsetting position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. Futures and forward currency contracts are derivatives and may be subject to this type of risk.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or at the time desired. A lack of liquidity may also cause the value of investments to decline. Illiquid investments may also be difficult to value.

Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions.

Valuation Risk: This is the risk that the Fund has valued certain securities at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid.

Risk/Return Bar Chart and Table

Because the Fund is new and has not completed a full calendar year, information related to Fund performance, including a bar chart showing annual returns, has not been included in this Prospectus.

Management

Investment Adviser

AlphaSimplex Group, LLC

Investment Subadviser

Reich & Tang Asset Management, LLC

Portfolio Managers

Andrew W. Lo, Chief Investment Strategist of the Adviser, has served as co-portfolio manager of the Fund since August 2009. Jeremiah H. Chafkin, President of the Adviser, has served as co-portfolio manager of the Fund since August 2009.

Robert S. Rickard, Senior Vice President and head of Portfolio Management and Trading of the Subadviser, has served as co-portfolio manager of the Fund since August 2009.

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FUND SUMMARY

Purchase and Sale of Fund Shares

The following chart shows the investment minimums for various types of accounts:

Type of Account	Minimum Initial Purchase	Minimum Subsequent Purchase
Any account other than those listed below	$2,500	$100
For shareholders participating in Natixis Funds’ Investment Builder Program	$1,000	$50
For Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA and Keogh plans using the Natixis Funds’ prototype document (direct accounts, not held through intermediary)	$1,000	$100
Coverdell Education Savings Accounts	$500	$100

The Fund’s shares are available for sale through your investment dealer, directly from the Fund by writing to the Funds at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire or through the Automated Clearing House system. The Fund’s shares are redeemable on any business day through your investment dealer, directly from the Fund by writing to the Funds at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, through the Automated Clearing House system, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan.

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gain unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Distributions by the Fund to retirement plans and other investors that qualify for tax-exempt treatment under U.S. federal income tax law generally will not be taxable, although distributions by retirement plans to their participants may be taxable.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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FUND SUMMARY

ASG Global Alternatives Fund

Investment Goal

The Fund pursues an absolute return strategy that seeks to provide capital appreciation consistent with the return and risk characteristics of a diversified portfolio of hedge funds. The secondary goal of the Fund is to achieve these returns with less volatility than major equity indices.

Fund Fees & Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section “How Sales Charges Are Calculated” on page __ of the Prospectus and on page __ in the section “Reduced Sales Charges” of the Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	1.00%
Redemption fees	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A		Class C
Management fees (includes __% of estimated management fees of the Commodity Subsidiary)	1.15%		1.15%
Distribution and/or service (12b-1) fees	0.25%		1.00%
Other expenses (includes __% of estimated expenses of the Commodity Subsidiary and __% of estimated interest expense)	____	%	____	%
Total annual fund operating expenses	____	%	____	%
Fee reduction and/or expense reimbursement[1]	____	%	____	%
Total annual fund operating expenses after fee reduction and/or expense reimbursement	____	%	____	%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Reduction and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A		Class C
			If shares are redeemed		If shares are not redeemed
1 year	$	____	$	____	$	____
3 years	$	____	$	____	$	____
5 years	$	____	$	____	$	____
10 years	$	____	$	____	$	____

1

AlphaSimplex Group, LLC (the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.60% and 2.35% of the Fund’s average daily net assets for Class A and C shares, respectively, exclusive of certain expenses such as brokerage expenses, interest expense, taxes and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2011 and may be

6

FUND SUMMARY

terminated only with the consent of the Fund’s Board of Trustees. The Fund’s Adviser will be permitted to recover, on a class by class basis, management fees reduced and/or expenses reimbursed to the extent that expenses in later periods fall below 1.60% and 2.35% of the Fund’s average daily net assets for Class A and C shares, respectively. The Fund will not be obligated to repay any such reduced fees and expenses more than one year after the end of the fiscal year in which the fee/expense was reduced.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was __% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

The Fund seeks to achieve long and short exposure to global equity, bond, currency and commodity markets through a wide range of derivative instruments and direct investments. Under normal market conditions, the Adviser typically will make extensive use of derivative instruments, in particular futures and forward contracts on global equity and fixed income securities, securities indices (including both broad- and narrow-based securities indices), currencies, commodities and other instruments. These investments are intended to provide the Fund with risk and return characteristics similar to those of a diversified portfolio of hedge funds.

The Fund seeks to generate absolute returns over time rather than track the performance of any particular index of hedge fund returns. In selecting investments for the Fund, the Adviser uses quantitative models to estimate the market exposures that drive the aggregate returns of a diverse set of hedge funds. These market exposures may include, for example, exposures to the returns of stocks, fixed income securities (including U.S. and non-U.S. government securities), currencies and commodities. The Adviser will have great flexibility to allocate the Fund’s derivatives exposure among various securities, indices, currencies, commodities and other instruments, and the amount of the Fund’s assets that may be allocated to derivative strategies and among these various instruments is expected to vary over time. The Fund will not invest directly in hedge funds.

Under normal market conditions, it is expected that no more than 25% of the Fund’s total assets will be dedicated to initial and variation margin payments relating to the Fund’s derivative transactions. The notional value of the Fund’s derivative investments, however, will generally exceed 25% of the Fund’s assets. Under normal market conditions, the Fund expects to invest no less than 75% of its assets in money market and other short-term, high quality securities managed (the “Money Market Portion”) by Reich & Tang Asset Management, LLC (the “Subadviser”). The assets allocated to the Money Market Portion will be used primarily to finance the Fund’s investments in derivatives and similar instruments and, secondarily, to provide the Fund with incremental income. Although the Fund will invest a significant portion of its assets in money market instruments, the Fund is not a “money market” fund and the value of the Money Market Portion as well as the value of the Fund’s shares may decrease.

Although the Fund does not intend to invest in physical commodities directly, the Fund may invest in commodity-related derivatives. The Fund’s commodity-related investments are made through a wholly-owned subsidiary organized under the laws of a non-U.S. jurisdiction (the “Commodity Subsidiary”). Under normal market conditions, no more than 10% of the Fund’s assets will be dedicated to initial and variation margin payments relating to these transactions.

The Fund may concentrate its investments in the financial services industry, which means it will normally invest at least 25% of its assets in securities and other obligations of issuers in such industry.

The Fund may engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund’s return, and realization of greater short-term capital gains, distributions of which are taxable to shareholders who are individuals as ordinary income. Trading costs and tax effects associated with frequent trading may adversely affect the Fund’s performance.

The percentage limitations set forth in this Fund summary are not investment restrictions and the Fund may exceed these limits from time to time. As a temporary defensive measure, the Fund may hold any portion of its assets in cash (U.S. Dollars, foreign currencies or multinational currency units) and/or invest in money market instruments or high quality debt securities and take other defensive positions as the Adviser deems appropriate. The Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment goals.

Principal Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

7

FUND SUMMARY

Credit/Counterparty Risk: Credit risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Below investment grade fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments.

The Fund will be subject to credit risks with respect to the counterparties of its derivative transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with over-the-counter (“OTC”) derivative transactions, such as foreign currency transactions. As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the Fund will sustain losses or be unable to realize gains.

Commodity Risk: This is the risk that exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of physical commodities or commodity-linked derivative instruments may be affected by changes in overall market movements, commodity price volatility, changes in interest rates, currency fluctuations, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Concentrated Investment Risk: The Fund is particularly vulnerable to events affecting companies in the financial services industry because the Fund concentrates its investments in securities and other obligations of issuers in such industry. Examples of risks affecting the financial services industry include changes in governmental regulation, issues relating to the availability and cost of capital, changes in interest rates and/or monetary policy and price competition. In addition, financial services companies are often more highly leveraged than other companies, making them inherently riskier. As a result, the Fund’s shares may rise and fall in value more rapidly and to a greater extent than shares of a fund that does not concentrate or focus in a particular industry or economic sector. The financial services industry has recently experienced high volatility and a number of issuer failures and the value of many of these securities has significantly declined. As a result, the risk associated with investing in the Fund may be increased as compared to a fund that does not concentrate in the financial services industry.

Currency Risk: Fluctuations in the exchange rates between the different currencies may negatively affect an investment. The Fund may hedge its exposure to foreign currencies and may invest in foreign currencies as an asset class.

Derivatives Risk: Derivatives are subject to changes in the underlying securities or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund’s exposure to securities markets values, interest rates or currency exchange rates. Investments in derivatives are also subject to credit/counterparty risk, liquidity risk, allocation risk and correlation risk, the risk of difficulties in pricing and valuation risk and the risk that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. Although the Fund’s adviser monitors the creditworthiness of the Fund’s counterparties, there can be no assurance that the Fund’s derivative counterparties will not experience financial difficulties, possibly resulting in losses to the Fund.

Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Rule 144A securities may be less liquid than other equity securities. Equity securities may include common stocks, preferred stocks, warrants, securities convertible into common and preferred stocks and other equity-like interests in an entity. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the adviser’s assessment of the prospects for a company’s growth is wrong, or if the adviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the adviser has placed on it. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds and preferred stock generally take precedence over the claims of those who own common stock.

Foreign Securities Risk: The Fund’s investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

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FUND SUMMARY

Hedge Fund Risk: Hedge funds are typically unregulated private investment pools available only to sophisticated investors. They are often illiquid and highly leveraged. Although the Fund will not invest directly in hedge funds, because the Fund’s investments are intended to provide exposure to the factors that drive hedge fund returns, an investment in the Fund will be subject to many of the same risks associated with an investment in a diversified portfolio of hedge funds. Therefore, the Fund’s performance may be lower than the returns of the broader stock market and the Fund’s net asset value may fluctuate substantially over time.

Index Tracking/Error Risk: Although the Fund does not seek to track any particular index, the Fund seeks to analyze the factors that drive hedge fund returns, as determined by reference to one or more indices. These indices may not provide an accurate representation of hedge fund returns generally, and the Adviser’s strategy may not successfully identify or be able to replicate factors that drive returns. There is a risk that hedge fund return data provided by third party hedge fund index providers may be inaccurate or may not accurately reflect hedge fund returns due to survivorship bias, self-reporting bias or other biases.

Interest Rate Risk: Changes in interest rates may cause the value of the Fund’s investments to decrease. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. A period of low interest rates may cause the Fund to have a low or negative yield, potentially reducing the value of your investment.

Issuer Risk: The value of the Fund’s investments may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Leverage Risk: This is the risk associated with securities or practices (e.g., borrowing and the use of certain derivatives) and investment in certain types of derivatives that multiply small index or market movements into larger changes in value. Use of derivative instruments may involve leverage. When a derivative is used as a hedge against an offsetting position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. Futures and forward currency contracts are derivatives and may be subject to this type of risk.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or at the time desired. A lack of liquidity may also cause the value of investments to decline. Illiquid investments may also be difficult to value.

Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions.

Valuation Risk: This is the risk that the Fund has valued certain securities at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid.

Risk/Return Bar Chart and Table

The table shown below provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns for the one-year and life-of-fund periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.funds.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

Total Returns for Class A

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FUND SUMMARY

The table below shows how the Fund’s average annual total returns for Class A and Class C shares (before and after taxes for Class A) for the one-year and life-of-fund periods compare to those of the HFRI Fund of Funds Composite Index, an unmanaged, equally-weighted hedge fund index including over 800 domestic and offshore funds of funds. Funds included within the index have either at least $50 million in assets under management or have been actively trading for at least twelve (12) months. Performance information is submitted by the funds of funds to the index provider, which does not audit the information submitted. The index is rebalanced monthly. Performance data is net of all fees charged by the hedge funds. Index returns are calculated three times each month and are subject to periodic recalculation by Hedge Fund Research, Inc. The Fund does not expect to update the index returns provided if subsequent recalculations cause such returns to change. In addition, because of these recalculations, the HFRI Index returns reported by the Fund may differ from the index returns for the same period published by others. The Fund’s total returns reflect, on a class-by-class basis, expenses and the maximum sales charge that you may be required to pay when you buy or redeem the Fund’s shares.

Average Annual Total Returns (for the periods ended December 31, 2009)	Past 1 Year		Life of Fund 9/30/08
ASG Global Alternatives Fund
Class A – Return Before Taxes	____	%	____	%
Return After Taxes on Distributions	____	%	____	%
Return After Taxes on Distributions & Sales of Fund Shares	____	%	____	%
Class C – Return Before Taxes	____	%	____	%
HFRI Fund of Funds Composite Index (Calculated from October 1, 2008)	11.15%		-0.02%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

Management

Investment Adviser

AlphaSimplex Group, LLC

Investment Subadviser

Reich & Tang Asset Management, LLC

Portfolio Managers

Andrew W. Lo, Chief Investment Strategist of the Adviser, has served as co-portfolio manager of the Fund since September 2008.

Jeremiah H. Chafkin, President of the Adviser, has served as co-portfolio manager of the Fund since September 2008.

Robert S. Rickard, Senior Vice President and head of Portfolio Management and Trading of the Subadviser, has served as co-portfolio manager of the Fund since September 2008.

Purchase and Sale of Fund Shares

The following chart shows the investment minimums for various types of accounts:

Type of Account	Minimum Initial Purchase	Minimum Subsequent Purchase
Any account other than those listed below	$2,500	$100
For shareholders participating in Natixis Funds’ Investment Builder Program	$1,000	$50
For Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA and Keogh plans using the Natixis Funds’ prototype document (direct accounts, not held through intermediary)	$1,000	$100
Coverdell Education Savings Accounts	$500	$100

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FUND SUMMARY

The Fund’s shares are available for sale through your investment dealer, directly from the Fund by writing to the Funds at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire or through the Automated Clearing House system. The Fund’s shares are redeemable on any business day through your investment dealer, directly from the Fund by writing to the Funds at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, through the Automated Clearing House system, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan.

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gain unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Distributions by the Fund to retirement plans and other investors that qualify for tax-exempt treatment under U.S. federal income tax law generally will not be taxable, although distributions by retirement plans to their participants may be taxable.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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INVESTMENT GOALS, STRATEGIES AND RISKS

More Information About the Funds

ASG Diversifying Strategies Fund

Investment Goal

The Fund pursues an absolute return strategy that seeks to provide capital appreciation. The secondary goal of the Fund is to achieve these returns while maintaining a low or negative correlation over time with the returns of major equity indices. The investment goals are non-fundamental and may be changed without shareholder approval. The Fund will provide 60 days’ prior notice to shareholders before changing the investment goals.

Principal Investment Strategies

The Fund seeks to generate positive absolute returns over time rather than track the performance of any particular index. In selecting investments for the Fund, the Adviser uses multiple quantitative investment models and strategies (for example, relative value fixed income strategies and multi-market trend strategies) each of which has an absolute return objective. Each model and strategy may involve a broad range of market exposures. The Adviser uses quantitative and qualitative judgments in the determination of weighting among the models and strategies. Although the Fund seeks positive absolute returns over time, it is likely that the Fund’s investment returns may be volatile over short periods of time. The Fund may outperform the overall securities market during periods of flat or negative market performance and may underperform during periods of strong market performance. There can be no assurance that the Fund’s returns over time or during any period will be positive or that the Fund will outperform the overall security markets over time or during any particular period.

Under normal market conditions, the Adviser typically will make extensive use of a variety of derivative instruments, in particular futures and forward contracts, to capture the exposures suggested by its absolute return strategies while also adding value through volatility management and correlation management. These market exposures, which are expected to change over time, may include, for example, exposures to the returns of equity and fixed income securities, currencies and commodities. The Adviser will scale the notional exposure of the Fund’s futures and currency forward positions with the objective of targeting a relatively stable level of annualized volatility for the Fund’s overall portfolio. The Adviser may also use exchange-traded futures contracts on broad U.S. or international equity indices to decrease any undesired correlation with the returns of the major equity indices. The Adviser will have great flexibility to allocate the Fund’s derivatives exposure among various securities, indices, currencies, commodities and other instruments, and the amount of the Fund’s assets that may be allocated to derivative strategies and among these various instruments is expected to vary over time. When buying and selling securities and other instruments for the Fund, and in determining the amount of assets to be allocated to the Money Market Portion (as defined below), the Adviser will also consider the following factors: (i) the Fund’s obligations under its various derivative positions; (ii) redemption requests; (iii) yield management; (iv) credit management and (v) volatility management. The Fund may invest in non-U.S. securities and instruments and securities and instruments traded outside the United States and expects to engage in non-U.S. currency transactions.

Under normal market conditions, it is expected that no more than 25% of the Fund’s total assets will be dedicated to initial and variation margin payments relating to the Fund’s derivative transactions. The notional value of the Fund’s derivative investments, however, will generally exceed 25% of the Fund’s total assets. Under normal market conditions, the Fund expects to invest no less than 75% of its total assets in money market and other short-term, high quality securities managed by the Subadviser (the “Money Market Portion”). The Adviser will determine the percentage of the Fund’s assets that will be invested in the Money Market Portion at any time. The assets allocated to the Money Market Portion will be used primarily to support the Fund’s investments in derivatives and similar instruments and, secondarily, to provide the Fund with incremental income. Although the Fund will invest a significant portion of its assets in money market instruments, the Fund is not a “money market” fund and the value of the Money Market Portion as well as the value of the Fund’s shares may decrease. The Fund is not subject to the portfolio quality, maturity and net asset value requirements applicable to money market funds, and the Fund will not seek to maintain a stable net asset value.

The Subadviser will only invest the assets of the Money Market Portion in high quality securities which are denominated in U.S. dollars, and will select securities for investment based on various factors, including the security’s maturity and rating. The Subadviser will invest primarily in (i) short-term obligations issued or guaranteed by the United States Government, its agencies or instrumentalities (“U.S. Government Obligations”); (ii) securities issued by foreign governments, their political subdivisions, agencies or instrumentalities; (iii) certificates of deposit, time deposits and bankers’ acceptances issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks; (iv) variable amount master demand notes; (v) participation interests in loans extended by banks to companies; (vi) commercial paper or similar debt obligations; and (vii) repurchase agreements.

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INVESTMENT GOALS, STRATEGIES AND RISKS

Although the Fund does not intend to invest in physical commodities directly, the Fund does expect to obtain investment exposure to commodity-related derivatives through a wholly-owned subsidiary organized under the laws of a non-U.S. jurisdiction that will make commodity-related investments (the “Commodity Subsidiary”). Under normal market conditions, no more than 10% of the Fund’s total assets will be dedicated to initial and variation margin payments relating to these transactions.

The Fund may concentrate its investments in the financial services industry, which means it will normally invest at least 25% of its total assets in securities and other obligations of issuers in such industry.

The Fund may engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund’s return, and realization of greater short-term capital gains, distributions of which are taxable to shareholders who are individuals as ordinary income. Trading costs and tax effects associated with frequent trading may adversely affect the Fund’s performance. The Fund’s portfolio turnover rate disclosed in its financial statement may appear relatively low even when its actual trading in derivatives (and the associated costs) is relatively active and frequent.

The percentage limitations set forth in this Fund summary are not investment restrictions and the Fund may exceed these limits from time to time. As a temporary defensive measure, the Fund may hold any portion of its assets in cash (U.S. Dollars, foreign currencies or multinational currency units) and/or invest in money market instruments or high quality debt securities and take other defensive positions as the Adviser deems appropriate. The Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment goals.

Principal Investment Risks

The Fund has principal investment strategies that come with inherent risks. The principal risks of investing in the Fund are described in the Fund Summary under “Principal Investment Risks.” The Fund does not represent a complete investment program. In addition to the risks found in the Fund Summary, the following is a list of risks to which the Fund may be subject because of its investments in various types of securities or engagement in various practices. Because of the Fund’s extensive use of derivative instruments, the Fund will be subject to many of the risks below indirectly through its derivative transactions rather than directly through investment in the actual securities themselves. For example, to the extent the Fund enters into a futures contract on an equity index, the Fund will be subject to “equity securities” risk.

Allocation and Correlation Risk

This is the risk that the Adviser’s judgments about, and allocations between, asset classes and market exposures may adversely affect the Fund’s performance. This risk can be increased by the use of derivatives to increase allocations to various market exposures. This is because derivatives can create investment leverage, which will magnify the impact to the Fund of its investment in any underperforming market exposure. In addition, the Adviser’s judgment about the correlation of various market exposures to the returns of major equity indices (and to each other) may be incorrect, adversely affecting performance. This risk may be particularly acute during periods of market turmoil, when previously uncorrelated asset classes and market exposures often become more correlated. There is no guarantee that the Adviser will be successful in managing correlation with major equity indices, and, as a result, the Fund’s returns may be correlated with major equity indices to a greater extent than desired during any period and over time. Furthermore, because the Fund intends to maintain a low to negative correlation to the returns of major equity indices, during periods when returns in such markets increase, the Fund’s returns will not necessarily reflect the increase.

Credit/Counterparty Risk

Credit risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Below investment grade fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments. Foreign securities may be subject to increased credit risk because of the potential difficulties of requiring foreign entities to honor their contractual commitments.

The Fund will be subject to credit risks with respect to the counterparties of its derivative transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with over-the-counter (“OTC”) derivative transactions, such as foreign currency transactions. As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its direct counterparties will not perform their obligations under the transactions and that the Fund will sustain losses or be unable to realize gains.

Commodity Risk

This is the risk that exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of physical commodities or commodity-linked derivative instruments may be affected by changes in overall market movements, commodity price volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

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INVESTMENT GOALS, STRATEGIES AND RISKS

Concentrated Investment Risk

The Fund is particularly vulnerable to events affecting companies in the financial services industry because the Fund concentrates its investments in securities and other obligations of issuers in such industry. Examples of risks affecting the financial services industry include changes in governmental regulation, issues relating to the availability and cost of capital, changes in interest rates and/or monetary policy and price competition. In addition, financial services companies are often more highly leveraged than other companies, making them inherently riskier. As a result, the Fund’s shares may rise and fall in value more rapidly and to a greater extent than shares of a fund that do not concentrate or focus in a particular industry or economic sector. The financial services industry has recently experienced high volatility and a number of issuer failures and the value of many of these securities has significantly declined. As a result, the risk associated with investing in the Fund may be increased as compared to a fund that does not concentrate in the financial services industry.

Currency Risk

This is the risk that fluctuations in exchange rates between the U.S. dollar and foreign currencies and between various foreign currencies may cause the value of the Fund’s investments to decline. The market for some (or all) currencies may from time to time have low trading volume and become illiquid, which may prevent the Fund from effecting positions or from promptly liquidating unfavorable positions in such markets, thus subjecting the Fund to substantial losses.

Derivatives Risk

Derivatives are financial contracts whose value depends upon or is derived from the value of an underlying asset, reference rate or index. Examples of derivatives include futures contracts, swaps and forward transactions. The Fund expects to make extensive use of derivative transactions, and anticipates that the majority of its returns will be attributable to its derivative transactions. Therefore, the performance of the Fund will depend to a great extent on the success of the Adviser’s derivative strategies. This use of derivatives for these purposes entails greater risk than using derivatives solely for hedging purposes. The Fund’s use of derivatives involves other risks, such as the credit risk relating to the other party to a derivative contract, the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices and the risk of losing more than the initial margin required to initiate derivatives positions. In addition, although the Adviser will attempt to ensure that at all times the Fund has sufficient liquid assets to cover its obligations under its derivative contracts, these obligations will often be volatile and it is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. When a derivative is used as a hedge against an offsetting position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. Futures and forward currency contracts are derivatives and may be subject to this type of risk.

Equity Securities Risk

You may lose money on your investment due to unpredictable drops in a stock’s value or periods of below-average performance in a given stock or industry or in the stock market as a whole. Equity securities may include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and other equity-like interests in an entity. Common stocks represent an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds and preferred stock generally take precedence over the claims of those who own common stock. Equity securities may take the form of stock in corporations, limited partnership interests or interests in limited liability companies, real estate investment trusts (“REITs”) or other trusts and other similar securities.

Foreign Securities Risk

This is the risk associated with investments in issuers located in foreign countries. The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of issuers and a small number of securities. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments can cause the value of the Fund’s non-U.S. investments to decline. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire foreign investment. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets. These risks also apply to securities of foreign issuers traded in the United States or through depositary receipt programs such as American Depositary Receipts.

Interest Rate Risk

This is the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities, such as bonds, notes, asset-backed securities and other income-producing securities and derivatives. Fixed-income securities are obligations of the issuer to make payments of principal and/or interest on future dates. Increases in interest rates may cause the value of the Fund’s

14

INVESTMENT GOALS, STRATEGIES AND RISKS

investments to decline. Generally, the value of fixed-income securities, including short-term fixed-income securities, rises when prevailing interest rates fall and falls when interest rates rise. A significant change in interest rates could cause the Fund’s share price (and the value of your investment) to change.

Issuer Risk

The value of the Fund’s investments may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Leverage Risk

This is the risk associated with securities or practices (e.g., borrowing and the use of certain derivatives) and investment in certain types of derivatives that multiply small index or market movements into larger changes in value. Use of derivative instruments may involve leverage. Leverage magnifies the potential for gain and the risk of loss. As a result, a relatively small decline in the value of the underlying investments could result in a relatively large loss. Although the Adviser will seek to manage the Fund’s risk from the leverage associated with derivative investments by closely monitoring the volatility of such investments, the Adviser may not be successful in this respect.

Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or at the time desired. A lack of liquidity may also cause the value of investments to decline. Derivatives and securities that involve substantial interest rate or credit risk tend to involve greater liquidity risk. In addition, liquidity risk tends to increase to the extent the Fund invests in securities whose sale may be restricted by law or by contract, such as Rule 144A securities. Investment in derivatives may be especially illiquid when compared to other securities, especially during periods of market stress. Similarly, the market for money market and similar instruments may become illiquid, at certain times. At these times, it may be difficult to sell securities. Illiquid investments may also be difficult to value.

Management Risk

Management risk is the risk that the Adviser’s or Subadviser’s investment techniques could fail to achieve the Fund’s objective and could cause your investment in the Fund to lose value. The Fund is subject to management risk because the Fund is actively managed. The Adviser and Subadviser will apply their investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that such decisions will produce the desired results. For example, securities that the Adviser or Subadviser expect to appreciate in value may, in fact, decline. Similarly, in some cases, derivative and other investment techniques may be unavailable or the Adviser or Subadviser may determine not to use them, even under market conditions where their use could have benefited the Fund. The Adviser’s judgments about the weightings among various models and strategies may be incorrect, adversely affecting performance.

Market Risk

This is the risk that the value of the Fund’s investments will change as financial markets fluctuate and that prices overall may decline. The value of a company’s securities may fall as a result of factors that directly relate to that company, such as decisions made by its management or lower demand for the company’s products or services. A security’s value also may fall because of factors affecting not just the company, but companies in its industry or in a number of different industries, such as increases in production costs. In addition, the value of the Fund’s derivative investments may fall even when the value of the securities markets is rising. The value of a company’s securities also may be affected by changes in financial market conditions, such as changes in interest rates or currency exchange rates.

Valuation Risk

This is the risk that the Fund has valued certain securities at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid.

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INVESTMENT GOALS, STRATEGIES AND RISKS

ASG Global Alternatives Fund

Investment Goal

The Fund pursues an absolute return strategy that seeks to provide capital appreciation consistent with the return and risk characteristics of a diversified portfolio of hedge funds. The secondary goal of the Fund is to achieve these returns with less volatility than major equity indices. The investment goals are non-fundamental and may be changed without shareholder approval. The Fund will provide 60 days’ prior notice to shareholders before changing the investment goals.

Principal Investment Strategies

The Fund seeks to achieve long and short exposure to global equity, bond, currency and commodity markets through a wide range of derivative instruments and direct investments. Under normal market conditions, the Adviser typically will make extensive use of derivative instruments, in particular futures and forward contracts on global equity and fixed income securities, securities indices (including both broad- and narrow-based securities indices), currencies, commodities and other instruments. These investments are intended to provide the Fund with risk and return characteristics similar to those of a diversified portfolio of hedge funds.

The Fund seeks to generate absolute returns over time rather than track the performance of any particular index of hedge fund returns. In selecting investments for the Fund, the Adviser uses quantitative models to estimate the market exposures that drive the aggregate returns of a diverse set of hedge funds. These market exposures may include, for example, exposures to the returns of stocks, fixed income securities (including U.S. and non-U.S. government securities), currencies and commodities. In estimating these market exposures, the Adviser analyzes the returns of hedge funds included in one or more commercially available databases selected by the Adviser (for example, the Lipper TASS hedge fund database), and seeks to use a variety of derivative instruments to capture such exposures in the aggregate while adding value through dynamic allocation among market exposures and volatility management. The Adviser will have great flexibility to allocate the Fund’s derivatives exposure among various securities, indices, currencies, commodities and other instruments, and the amount of the Fund’s assets that may be allocated to derivative strategies and among these various instruments is expected to vary over time. When buying and selling securities and other instruments for the Fund, and in determining the amount of assets to be allocated to the Money Market Portion (as defined below), the Adviser will also consider the following factors: (i) the Fund’s obligations under its various derivative positions; (ii) redemption requests; (iii) yield management; (iv) credit management and (v) volatility management. The Fund will not invest directly in hedge funds. The Fund may invest in non-U.S. securities and instruments and securities, and instruments traded outside the United States, and expects to engage in non-U.S. currency transactions.

Under normal market conditions, it is expected that no more than 25% of the Fund’s total assets will be dedicated to initial and variation margin payments relating to the Fund’s derivative transactions. The notional value of the Fund’s derivative investments, however, will generally exceed 25% of the Fund’s assets. Under normal market conditions, the Fund expects to invest no less than 75% of its assets in money market and other short-term, high quality securities managed by the Subadviser (the “Money Market Portion”). The Adviser will determine the percentage of the Fund’s assets that will be invested in the Money Market Portion at any time. The assets allocated to the Money Market Portion will be used primarily to finance the Fund’s investments in derivatives and similar instruments and, secondarily, to provide the Fund with incremental income. Although the Fund will invest a significant portion of its assets in money market instruments, the Fund is not a “money market” fund and the value of the Money Market Portion as well as the value of the Fund’s shares may decrease. The Fund is not subject to the portfolio quality, maturity and net asset value requirements applicable to money market funds, and the Fund will not seek to maintain a stable net asset value.

The Subadviser will only invest the assets of the Money Market Portion in high quality securities which are denominated in U.S. dollars, and will select securities for investment based on various factors, including the security’s maturity and rating. The Subadviser will invest primarily in (i) short-term obligations issued or guaranteed by the United States Government, its agencies or instrumentalities (“U.S. Government Obligations”); (ii) securities issued by foreign governments, their political subdivisions or agencies or instrumentalities; (iii) certificates of deposit, time deposits and bankers’ acceptances issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks; (iv) variable amount master demand notes; (v) participation interests in loans extended by banks to companies; (vi) commercial paper or similar debt obligations and (vii) repurchase agreements.

Although the Fund does not intend to invest in physical commodities directly, the Fund may invest in commodity-related derivatives. The Fund’s commodity-related investments are made through a wholly-owned subsidiary organized under the laws of a non-U.S. jurisdiction (the “Commodity Subsidiary”). Under normal market conditions, no more than 10% of the Fund’s assets will be dedicated to initial and variation margin payments relating to these transactions.

The Fund may concentrate its investments in the financial services industry, which means it will normally invest at least 25% of its assets in securities and other obligations of issuers in such industry.

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INVESTMENT GOALS, STRATEGIES AND RISKS

The Fund may engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund’s return, and realization of greater short-term capital gains, distributions of which are taxable to shareholders who are individuals as ordinary income. Trading costs and tax effects associated with frequent trading may adversely affect the Fund’s performance. The Fund’s portfolio turnover rate disclosed in its financial statement may appear relatively low even when its actual trading in derivatives (and the associated costs) is relatively active and frequent.

The percentage limitations set forth in this Fund summary are not investment restrictions and the Fund may exceed these limits from time to time. As a temporary defensive measure, the Fund may hold any portion of its assets in cash (U.S. Dollars, foreign currencies or multinational currency units) and/or invest in money market instruments or high quality debt securities and take other defensive positions as the Adviser deems appropriate. The Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment goal.

Principal Investment Risks

The Fund has principal investment strategies that come with inherent risks. The principal risks of investing in the Fund are described in the Fund Summary under “Principal Investment Risks.” The Fund does not represent a complete investment program. In addition to the risks found in the Fund Summary, the following is a list of risks to which the Fund may be subject because of its investments in various types of securities or engagement in various practices. Because of the Fund’s extensive use of derivative instruments, the Fund will be subject to many of the risks below indirectly through its derivative transactions rather than directly through investment in the actual securities themselves. For example, to the extent the Fund enters into a futures contract on an equity index, the Fund will be subject to “equity securities” risk.

Credit/Counterparty Risk

Credit risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Below investment grade fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments. Foreign securities may be subject to increased credit risk because of the potential difficulties of requiring foreign entities to honor their contractual commitments.

The Fund will be subject to credit risks with respect to the counterparties of its derivative transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with over-the-counter (“OTC”) derivative transactions, such as foreign currency transactions. As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its direct counterparties will not perform their obligations under the transactions and that the Fund will sustain losses or be unable to realize gains.

Commodity Risk

This is the risk that exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of physical commodities or commodity-linked derivative instruments may be affected by changes in overall market movements, commodity price volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Concentrated Investment Risk

The Fund is particularly vulnerable to events affecting companies in the financial services industry because the Fund concentrates its investments in securities and other obligations of issuers in such industry. Examples of risks affecting the financial services industry include changes in governmental regulation, issues relating to the availability and cost of capital, changes in interest rates and/or monetary policy and price competition. In addition, financial services companies are often more highly leveraged than other companies, making them inherently riskier. As a result, the Fund’s shares may rise and fall in value more rapidly and to a greater extent than shares of a fund that do not concentrate or focus in a particular industry or economic sector. The financial services industry has recently experienced high volatility and a number of issuer failures and the value of many of these securities has significantly declined. As a result, the risk associated with investing in the Fund may be increased as compared to a fund that does not concentrate in the financial services industry.

Currency Risk

This is the risk that fluctuations in exchange rates between the U.S. dollar and foreign currencies and between various foreign currencies may cause the value of the Fund’s investments to decline. The market for some (or all) currencies may from time to time have low trading volume and become illiquid, which may prevent the Fund from effecting positions or from promptly liquidating unfavorable positions in such markets, thus subjecting the Fund to substantial losses.

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INVESTMENT GOALS, STRATEGIES AND RISKS

Derivatives Risk

Derivatives are financial contracts whose value depends upon or is derived from the value of an underlying asset, reference rate or index. Examples of derivatives include futures contracts, swaps and forward transactions. The Fund expects to make extensive use of derivative transactions, and anticipates that the majority of its returns will be attributable to its derivative transactions. Therefore, the performance of the Fund will depend to a great extent on the success of the Adviser’s derivative strategies. This use of derivatives for these purposes entails greater risk than using derivatives solely for hedging purposes. The Fund’s use of derivatives involves other risks, such as the credit risk relating to the other party to a derivative contract, the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices and the risk of losing more than the initial margin required to initiate derivatives positions. In addition, although the Adviser will attempt to ensure that at all times the Fund has sufficient liquid assets to cover its obligations under its derivative contracts, these obligations will often be volatile and it is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. When a derivative is used as a hedge against an offsetting position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. Futures and forward currency contracts are derivatives and may be subject to this type of risk.

Equity Securities Risk

You may lose money on your investment due to unpredictable drops in a stock’s value or periods of below-average performance in a given stock or industry or in the stock market as a whole. Equity securities may include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and other equity-like interests in an entity. Common stocks represent an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds and preferred stock generally take precedence over the claims of those who own common stock. Equity securities may take the form of stock in corporations, limited partnership interests or interests in limited liability companies, real estate investment trusts (“REITs”) or other trusts and other similar securities.

Foreign Securities Risk

This is the risk associated with investments in issuers located in foreign countries. The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of issuers and a small number of securities. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments can cause the value of the Fund’s non-U.S. investments to decline. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire foreign investment. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets. These risks also apply to securities of foreign issuers traded in the United States or through depositary receipt programs such as American Depositary Receipts.

Hedge Fund Risk

Hedge funds are typically unregulated private investment pools available only to sophisticated investors. They are often illiquid and highly leveraged. Although the Fund will not invest directly in hedge funds, because the Fund’s investments are intended to provide exposure to the factors that drive hedge fund returns, an investment in the Fund will be subject to many of the same risks associated with an investment in a diversified portfolio of hedge funds. Therefore, the Fund’s performance may be lower than the returns of the broader stock market and the Fund’s net asset value may fluctuate substantially over time.

Index/Tracking Error Risk

Although the Fund does not seek to track any particular index, the Fund seeks to analyze the factors that drive hedge fund returns, as determined by reference to one or more indices. These indices may not provide an accurate representation of hedge fund returns generally, and the Adviser’s strategy may not successfully identify or be able to replicate factors that drive returns. There is a risk that hedge fund return data provided by third party hedge fund index providers may be inaccurate or may not accurately reflect hedge fund returns due to survivorship bias, self-reporting bias or other biases. Even if an index does provide an accurate representation of hedge fund returns generally, the Fund’s performance may not match the returns of any such index during any period of time. For example, the Fund’s returns may differ from the returns of an index because of the inability of the Fund’s managers to replicate hedge fund returns (which are based on many different types of assets, including illiquid assets, that may not be available for investment by the Fund) using futures and forward contracts and because of differences in volatility between the Fund’s portfolio and the returns of the index. In addition, unlike an index, the Fund will be subject to a management fee and other Fund-level expenses. Therefore, the returns of the Fund may differ significantly from returns of hedge funds generally, or the returns of any particular index.

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INVESTMENT GOALS, STRATEGIES AND RISKS

Interest Rate Risk

This is the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities, such as bonds, notes, asset-backed securities and other income-producing securities and derivatives. Fixed-income securities are obligations of the issuer to make payments of principal and/or interest on future dates. Increases in interest rates may cause the value of the Fund’s investments to decline. Generally, the value of fixed-income securities, including short-term fixed-income securities, rises when prevailing interest rates fall and falls when interest rates rise. A significant change in interest rates could cause the Fund’s share price (and the value of your investment) to change.

Issuer Risk

The value of the Fund’s investments may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Leverage Risk

This is the risk associated with securities or practices (e.g., borrowing and the use of certain derivatives) and investment in certain types of derivatives that multiply small index or market movements into larger changes in value. Use of derivative instruments may involve leverage. Leverage magnifies the potential for gain and the risk of loss. As a result, a relatively small decline in the value of the underlying investments could result in a relatively large loss. Although the Adviser will seek to manage the Fund’s risk from the leverage associated with derivative investments by closely monitoring the volatility of such investments, the Adviser may not be successful in this respect.

Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or at the time desired. A lack of liquidity may also cause the value of investments to decline. Derivatives and securities that involve substantial interest rate or credit risk tend to involve greater liquidity risk. In addition, liquidity risk tends to increase to the extent the Fund invests in securities whose sale may be restricted by law or by contract, such as Rule 144A securities. Investment in derivatives may be especially illiquid when compared to other securities, especially during periods of market stress. Similarly, the market for money market and similar instruments may become illiquid, at certain times. At these times, it may be difficult to sell securities. Illiquid investments may also be difficult to value.

Management Risk

Management risk is the risk that the Adviser’s or Subadviser’s investment techniques could fail to achieve the Fund’s objective and could cause your investment in the Fund to lose value. The Fund is subject to management risk because the Fund is actively managed. The Adviser and Subadviser will apply their investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that such decisions will produce the desired results. For example, securities that the Adviser or Subadviser expect may appreciate in value may in fact decline. Similarly, in some cases derivative and other investment techniques may be unavailable or the Adviser or Subadviser may determine not to use them, even under market conditions where their use could have benefited the Fund.

Market Risk

This is the risk that the value of the Fund’s investments will change as financial markets fluctuate and that prices overall may decline. The value of a company’s securities may fall as a result of factors that directly relate to that company, such as decisions made by its management or lower demand for the company’s products or services. A security’s value also may fall because of factors affecting not just the company, but companies in its industry or in a number of different industries, such as increases in production costs. In addition, the value of the Fund’s derivative investments may fall even when the value of the securities markets is rising. The value of a company’s securities also may be affected by changes in financial market conditions, such as changes in interest rates or currency exchange rates.

Valuation Risk

This is the risk that the Fund has valued certain securities at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid.

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More About Risk

Each Fund has principal investment strategies that come with inherent risks. The following is a list of non-principal risks to which each Fund may be subject because of its investments in various types of securities or engagement in various practices.

Commodity Subsidiary Risk

The risk associated with investing in a wholly-owned commodity subsidiary organized under the laws of a non-U.S. jurisdiction, such as the Commodity Subsidiary, which may indirectly expose the Fund to the risks associated with the subsidiary’s investments. The Commodity Subsidiary is not registered under the Investment Company Act of 1940 (the “1940 Act”), and unless otherwise noted, is not subject to all of the investor protections of the 1940 Act. However, the Commodity Subsidiary is wholly-owned and controlled by the Fund and therefore, it is unlikely that the Commodity Subsidiary will take action contrary to the interests of the Fund or its shareholders. In monitoring compliance with its investment restrictions, the Fund will consider the assets of the Commodity Subsidiary to be assets of the Fund. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Commodity Subsidiary, respectively, are organized, could negatively affect the Fund and its shareholders. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Commodity Subsidiary. If Cayman Islands law changes such that the Commodity Subsidiary is required to pay Cayman Islands taxes, the Fund shareholders may suffer decreased investment returns.

Emerging Markets Risk

The risk associated with investing in companies traded in developing securities markets, which may be smaller and have shorter operating histories than companies in developed markets. Emerging markets involve risks in addition to, and greater than, those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.

Inflation/Deflation Risk

Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the present value of future payments. Deflation risk is the risk that prices throughout the economy decline over time (the opposite of inflation). Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.

Information Risk

The risk that key information about a security or other instrument is inaccurate or unavailable.

Mortgage-Related and Asset-Backed Securities Risk

Mortgage-related securities, such as Government National Mortgage Association certificates or securities issued by the Federal National Mortgage Association, differ from traditional fixed-income securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. As a result, if the Fund purchases these assets at a premium, a faster-than-expected prepayment rate will reduce yield to maturity, and a slower-than-expected prepayment rate will increase yield to maturity. If the Fund purchases mortgage-related securities at a discount, faster-than-expected prepayments will increase, and slower-than-expected prepayments will reduce, yield to maturity. Prepayments, and resulting amounts available for reinvestment by the Fund, are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates. Accelerated prepayments on securities purchased at a premium may result in a loss of principal if the premium has not been fully amortized at the time of prepayment. These securities will generally decrease in value as a result of increases in interest rates, and they are likely to appreciate less than other fixed-income securities when interest rates decline because of the risk of prepayments.

The market for mortgage-backed securities (and other asset-backed securities) has experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined. There can be no assurance that these markets will become more liquid or less volatile, and it is possible that the value of these securities could decline further. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Opportunity Risk

The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are invested in less profitable investments.

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Political Risk

The risk of losses directly attributable to government or political actions.

Repurchase Agreement Risk

Under a repurchase agreement, a fund purchases a security and obtains a simultaneous commitment from the seller (a bank or, to the extent permitted by the 1940 Act, a recognized securities dealer) to repurchase the security at an agreed-upon price and date (usually seven days or less from the date of original purchase). The resale price is in excess of the purchase price and reflects an agreed-upon market rate of interest unrelated to the coupon rate on the purchased security. Such transactions afford the Fund the opportunity to earn a return on its cash at minimal market risk. There is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including possible declines in the value of the underlying security, possible reduced levels of income, inability to enforce rights and expenses involved in attempted enforcement. Repurchase agreements maturing in more than seven days may be considered illiquid securities.

U.S. Government Securities Risk

Investments in certain U.S. government securities may not be supported by the full faith and credit of the U.S. government. Accordingly, no assurance can be given that the U.S. government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, and it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such a case, the Fund would have to look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment, and the Fund may not be able to assert a claim against the U.S. government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment. Concerns about the capacity of the U.S. government to meet its obligations may raise the interest rates payable on its securities, negatively impacting the price of such securities already held by the Fund.

Percentage Investment Limitations. Except as set forth in the SAI, the percentage limitations set forth in this Prospectus and the SAI apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

Portfolio Holdings

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the section “Portfolio Holdings Information” in each Fund’s SAI.

A “snapshot” of each Fund’s investments may be found in its annual and semiannual reports. In addition, a list of each Fund’s full portfolio holdings, which is updated monthly after an aging period of at least 7 days, is available on the Funds’ website www.funds.natixis.com/holdings. These holdings will remain accessible on the website until each Fund files its Form N-CSR or Form N-Q with the Securities and Exchange Commission (the “SEC”) for the period that includes the date of the information.

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MANAGEMENT TEAM

Meet the Funds’ Investment Adviser and Subadviser

The Natixis Funds family currently includes 24 mutual funds. The Natixis Funds family had combined assets of $32.1 billion as of December 31, 2009. Natixis Funds are distributed through Natixis Distributors, L.P. (the “Distributor”). This Prospectus covers the ASG Diversifying Strategies Fund and the ASG Global Alternatives Fund (the “Funds” or each a “Fund”).

Adviser

AlphaSimplex Group, LLC (“AlphaSimplex”), located at One Cambridge Center, Cambridge, Massachusetts 02142, serves as the adviser to the ASG Diversifying Strategies Fund and the ASG Global Alternatives Fund.

AlphaSimplex was founded in 1999 and as of December 31, 2009, it serves as investment adviser or subadviser with respect to assets of $668 million (including notional assets covered by overlay strategies).

AlphaSimplex is a subsidiary of Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, L.P., an international asset management group based in Paris, France, that is in turn owned by Natixis, a French investment banking and financial services firm. Natixis is principally owned by BPCE, France’s second largest banking group. BPCE is owned by banks comprising two autonomous and complementary retail banking networks consisting of the Caisse d’Epargne regional savings banks and the Banque Populaire regional cooperative banks. An affiliate of the French Government is an investor in non-voting securities of BPCE and has limited, non-controlling representation on the supervisory board of BPCE as well as the right to convert certain shares into common equity of BPCE at a future time. The registered address of Natixis is 30, avenue Pierre Mendès France, 75013 Paris, France. The registered address of BPCE is 50, avenue Pierre Mendès France, 75013 Paris, France. Natixis US has 15 principal subsidiary or affiliated asset management firms that collectively had over $264.9 billion in assets under management as of December 31, 2009.

Subadviser

Reich & Tang, located at 600 Fifth Avenue, New York, New York 10020, serves as the subadviser to the ASG Diversifying Strategies Fund and the ASG Global Alternatives Fund. Reich & Tang is a limited liability company with 100% of its membership interest owned by Natixis US. Reich & Tang’s origins date back to 1970, and as of December 31, 2009, it is the investment manager, adviser or subadviser with respect to assets in excess of $[    ] billion.

The aggregate advisory and subadvisory fees to be paid by ASG Diversifying Strategies Fund and the ASG Global Alternatives Fund as a percentage of each Fund’s average daily net assets were     % and     %, respectively.

A discussion of the factors considered by the Board of Trustees in approving the Funds’ investment advisory agreements and sub-advisory agreement is available in each Fund’s semi-annual report for the period ended June 30, 2009.

Portfolio Trades

In placing portfolio trades, the Advisers and Subadviser may use brokerage firms that market each Fund’s shares or are affiliated with Natixis US and the Advisers. In placing trades, the Advisers and Subadviser will seek to obtain the best combination of price and execution, which involves a number of subjective factors. Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Board of Trustees.

Transactions with Other Investment Companies. Pursuant to SEC exemptive relief, each Fund may be permitted to invest its daily cash balances in shares of money market and short-term bond funds advised by Natixis Asset Management Advisors, L.P. (“Natixis Advisors”) or its affiliates (“Central Funds”). The Central Funds currently include the Money Market Fund and Daily Income Fund. Daily Income Fund is advised by Reich & Tang, and the Money Market Fund is advised by Natixis Advisors and subadvised by Reich & Tang. Because Natixis Advisors, Reich & Tang and AlphaSimplex are each subsidiaries of Natixis US, the Fund and the Central Funds may be considered to be related companies comprising a “group of investment companies” under the 1940 Act. The Fund may also make investments in related investment companies to the extent permitted by SEC regulation.

Pursuant to such exemptive relief, the Funds may also borrow and lend money for temporary or emergency purposes directly to and from other funds through an interfund credit facility (the “Credit Facility”). In addition to the Funds and the Central Funds, series of the following mutual fund groups may also be able to participate in the facility: Natixis Funds Trust I (except the CGM Advisor Targeted Equity Fund series), Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Harris Associates Investment Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and Gateway Trust. The advisers and subadvisers to these mutual funds currently include Natixis Advisors, Reich & Tang, Loomis, Sayles & Company, L.P., Absolute Asia Asset Management Limited, AEW Capital Management, L.P., AlphaSimplex, BlackRock Investment Management, LLC (“BlackRock”), Gateway Investment Advisers, LLC, Harris Associates L.P., Hansberger Global Investors, Inc. and Vaughan Nelson Investment Management, L.P. Each of these advisers and subadvisers (except for BlackRock) are subsidiaries of Natixis US and are thus “affiliated persons” under the 1940 Act by reason of being under common control

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MANAGEMENT TEAM

by Natixis US. In addition, because the Funds, and other funds, are advised by firms that are affiliated with one another, they may be considered to be related companies comprising a “group of investment companies” under the 1940 Act. The Central Funds will participate in the Credit Facility only as lenders. Participation in such an interfund lending program would be voluntary for both borrowing and lending funds, and a Fund would participate in an interfund lending program only if the Board of Trustees determined that doing so would benefit the Fund. Should a Fund participate in such an interfund lending program, the Board of Trustees would establish procedures for the operation of the program by the advisers or an affiliate. The Funds may engage in the transactions described above without further notice to shareholders. The Funds may also make investments in related investment companies to the extent permitted by SEC regulation.

Meet the Funds’ Portfolio Managers

The following persons have had primary responsibility for the day-to-day management of each indicated Fund’s portfolio since the date stated below.

AlphaSimplex

Andrew W. Lo - Dr. Lo founded AlphaSimplex in 1999 and currently serves as the firm’s Chief Investment Strategist. He is also Chairman of AlphaSimplex’s Investment Committee and a member of AlphaSimplex’s Risk Committee. Dr. Lo has been a co-portfolio manager of the ASG Global Alternatives Fund since September 2008 and the ASG Diversifying Strategies Fund since August 2009. Dr. Lo is the Harris & Harris Group Professor at Massachusetts Institute of Technology (“MIT”) and Director of MIT’s Laboratory for Financial Engineering.

Jeremiah H. Chafkin - Mr. Chafkin has served as President of AlphaSimplex since 2007. He is also a member of AlphaSimplex’s Investment Committee and Risk Committee. Mr. Chafkin has been a co-portfolio manager of the ASG Global Alternatives Fund since September 2008 and the ASG Diversifying Strategies since August 2009. From 2006 until November 2007, Mr. Chafkin was President and Chief Executive Officer of the U.S. division of Natixis Global Asset Management. Mr. Chafkin served as president of Charles Schwab Investment Management from 1999 until 2002. From 1999 until 2006, Mr. Chafkin was an Executive Vice President at Charles Schwab. Mr. Chafkin headed investment advice and research for Charles Schwab from 2002 until 2006.

Reich & Tang

Robert S. Rickard - Mr. Rickard is a Senior Vice President of Reich & Tang, and head of Portfolio Management and Trading for the Reich & Tang Funds division, which specializes in cash management strategies. Mr. Rickard has been a co-portfolio manager of the ASG Global Alternatives Fund since September 2008 and the ASG Diverisfying Strategies Fund since August 2009. Mr. Rickard has focused on the management of short-term assets since joining Reich & Tang’s investment staff in 1992. Mr. Rickard holds a Master of Business Administration degree in Finance from Pace University and a Bachelor of Science in Accounting from Siena College.

Please see the Funds’ SAI for information on portfolio manager compensation, other accounts under management by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

Fund Services

Investing in the Funds

Choosing a Share Class

Each Fund offers Class A and Class C shares to the public. Each class has different costs associated with buying, selling and holding Fund shares, which allows you to choose the class that best meets your needs. Which class is best for you depends upon a number of factors, including the size of your investment and how long you intend to hold your shares. Class C shares and certain shareholder features may not be available to you if you hold your shares in a street name account. Your financial representative can help you decide which class of shares is most appropriate for you.

Class A Shares

•	You pay a sales charge when you buy Class A shares. There are several ways to reduce this charge. See the section “How Sales Charges Are Calculated.”

•

You pay lower annual expenses than Class C shares, giving you the potential for higher returns per share. However, where front-end sales charges are applicable, returns are earned on a smaller amount of your investment.

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•	You do not pay a sales charge on orders of $1 million or more, but you may pay a charge on redemptions if you redeem these shares within one year of purchase.

Class C Shares

•	You do not pay a sales charge when you buy Class C shares. All of your money goes to work for you right away.

•	You pay higher annual expenses than Class A shares.

•	You may pay a sales charge on redemptions if you sell your Class C shares within one year of purchase.

•

Investors will not be permitted to purchase $1 million or more of Class C shares as a single investment per account. There may be certain exceptions to this restriction for omnibus and other nominee accounts. Investors may want to consider the lower operating expense of Class A shares in such instances. You may pay a charge on redemptions if you redeem Class A shares within one year of purchase.

For information about a Fund’s expenses, see the section “Fund Fees & Expenses” in the Fund Summary.

Certificates

Certificates will not be issued for any class of shares.

How Sales Charges Are Calculated

Class A Shares

The price that you pay when you buy Class A shares (the “offering price”) is their NAV plus a sales charge (sometimes called a “front-end sales charge”) which varies depending upon the size of your purchase:

	Class A Sales Charges**
Your Investment	As a % of offering price	As a % of your investment
Less than $50,000	5.75%	6.10%
$ 50,000 – $99,999	4.50%	4.71%
$ 100,000 – $249,999	3.50%	3.63%
$ 250,000 – $499,999	2.50%	2.56%
$ 500,000 – $999,999	2.00%	2.04%
$1,000,000 or more*	0.00%	0.00%

Due to rounding, the actual sales charge for a particular transaction may be higher or lower than the rates listed above.

*	For purchases of Class A shares of the Fund of $1 million or more, there is no front-end sales charge, but a CDSC of 1.00% may apply to redemptions of your shares within one year of the date of purchase. See the section “How the CDSC is Applied to Your Shares.”
**	Not imposed on shares that are purchased with reinvested dividends or other distributions.

If you invest in Class A shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that you obtain the proper “breakpoint” discount. It will be necessary at the time of purchase to inform the Distributor and the financial intermediary of the existence of other accounts in which there are holdings eligible to be aggregated to meet sales load breakpoints of the Fund. You may be required to provide certain records and information, such as account statements, with respect to all of your accounts which hold shares, including accounts with other financial intermediaries and your family members’ and other related party accounts, in order to verify your eligibility for a reduced sales charge. If the Distributor is not notified that you are eligible for a reduced sales charge, the Distributor will be unable to ensure that the reduction is applied to your account. Additional information concerning sales load breakpoints is available from your financial intermediary, by visiting the Funds’ website at www.funds.natixis.com (click on “Sales Charges” at the bottom of the home page) or in the Funds’ SAI.

Reducing Front-End Sales Charges

There are several ways you can lower your sales charge for Class A shares, including:

•

Letter of Intent — By signing a Letter of Intent, you may purchase Class A shares of any Natixis Fund over a 13-month period but pay sales charges as if you had purchased all shares at once. This program can save you money if you plan to invest $50,000 or more within 13 months. Purchases of Class C shares may be used toward meeting the Letter of Intent.

•

Cumulative Purchase Discount — You may be entitled to a reduced sales charge if your “total investment” reaches a breakpoint for a reduced sales charge. The total investment is determined by adding the amount of your current purchase in a Fund, including the

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applicable sales charge, to the current public offering price of all series and classes of shares of the Natixis Funds held by you in one or more accounts. If your total investment exceeds a sales charge breakpoint in the table above, the lower sales charge applies to the entire amount of your current purchase in a Fund.

•	Combining Accounts — This allows you to combine shares of multiple Natixis Funds and classes for purposes of calculating your sales charge.

Individual Accounts: You may elect to combine your purchase(s) and your total investment, as defined above, with the purchases and total investment of your spouse, parents, children, siblings, grandparents, grandchildren, in-laws (of those previously mentioned), individual fiduciary accounts, sole proprietorships, single trust estates and any other individuals acceptable to the Distributor.

Certain Retirement Plan Accounts: The Distributor may, at its discretion, combine the purchase(s) and total investment of all qualified participants in the same retirement plan for purposes of determining the availability of a reduced sales charge.

In most instances, individual accounts may not be linked with certain retirement plan accounts for the purposes of calculating sales charges. Savings Incentive Match Plan for Employees (“SIMPLE IRA”) contributions will automatically be linked with those of other participants in the same SIMPLE IRA Plan (Class A shares only). SIMPLE IRA accounts may not be linked with any other Natixis Fund account for rights of accumulation. Please refer to the SAI for more detailed information on combining accounts.

The above-listed ways to reduce front-end sales charges may not apply to the Money Market Fund unless shares are purchased through an exchange from another Natixis Fund.

Eliminating Front-End Sales Charges and CDSCs

Class A shares may be offered without front-end sales charges or a CDSC to the following individuals and institutions:

•	Any government entity that is prohibited from paying a sales charge or commission to purchase mutual fund shares;

•	Selling brokers, sales representatives, registered investment advisers, financial planners or other intermediaries under arrangements with the Distributor;

•

Fund trustees, former trustees, employees of affiliates of the Natixis Funds and other individuals who are affiliated with any Natixis Fund (including the Money Market Fund) (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned);

•	Participants in certain retirement plans with at least $1 million or more in total plan assets or with at least 100 eligible employees;

•	Non-discretionary and non-retirement accounts of bank trust departments or trust companies, but only if they principally engage in banking or trust activities;

•	Clients of an adviser or subadviser to any Natixis Fund (including the Money Market Fund) with investments of $25,000 or more in the Natixis Funds; and

•	Clients of Natixis Advisors that invest in a Natixis Fund that does not offer Class Y shares.

In order to receive Class A shares without a front-end sales charge or a CDSC, you must notify the Fund of your eligibility at the time of purchase.

Repurchasing Fund Shares

You may apply proceeds from redeeming Class A shares of a Fund to repurchase Class A shares of any Natixis Fund without paying a front-end sales charge. To qualify, you must reinvest some or all of the proceeds within 120 days after your redemption and notify Natixis Funds in writing (directly or through your financial representative) at the time of reinvestment that you are taking advantage of this privilege. You may reinvest your proceeds by sending a new check for some or all of the redemption amount. Please note: for U.S. federal income tax purposes, a redemption generally is treated as a sale that involves tax consequences, even if the proceeds are later reinvested. Please consult your tax adviser to discuss how a redemption would affect you.

If you repurchase Class A shares of $1 million or more within 30 days after you redeem such shares, the Distributor will rebate the amount of the CDSC charged on the redemption if the Fund is notified in writing at the time of the repurchase.

Eliminating the CDSC

As long as the Distributor is notified at the time you sell, the CDSC for Class A shares will generally be eliminated in the following cases: (1) to make distributions from a retirement plan (a plan termination or total plan redemption may incur a CDSC); (2) to make payments through a systematic withdrawal plan; or (3) due to shareholder death or disability.

Please see the SAI for more information on eliminating or reducing front-end sales charges and CDSC.

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Class C Shares

The offering price of Class C shares is their NAV without a front-end sales charge. Class C shares are subject to a CDSC of 1.00% on redemptions made within one year of the date of their acquisition. The holding period for determining the CDSC will continue to run after an exchange to Class C shares of another Natixis Fund (except the Money Market Fund).

Class C Contingent Deferred Sales Charges Year Since Purchase	CDSC on Shares Being Sold
1st	1.00%
Thereafter	0.00%

Eliminating the CDSC

As long as the Distributor is notified at the time you sell, the CDSC for Class C shares will generally be eliminated in the following cases: (1) to make distributions from a retirement plan (a plan termination or total plan redemption may incur a CDSC); (2) to make payments through a systematic withdrawal plan; or (3) due to shareholder death or disability.

Please see the SAI for more information on eliminating or reducing front-end sales charges and the CDSC.

How the CDSC is Applied to Your Shares

The CDSC is a sales charge you pay when you redeem certain Fund shares. The CDSC:

•	is calculated based on the number of shares you are selling;

•	is based on either your original purchase price or the current NAV of the shares being sold, whichever is lower;

•	is deducted from the proceeds of the redemption unless you request, at the time of the redemption, that it be deducted from the amount remaining in your account; and

•	applies to redemptions made through the date of their acquisition for years one through six, as applicable.

A CDSC will not be charged on:

•	increases in NAV above the purchase price; or

•	shares you acquired by reinvesting your dividends or capital gains distributions.

To keep your CDSC as low as possible, each time that you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares available to meet your request, we will sell the shares with the lowest CDSC.

Because distribution and service (12b-1) fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges and service fees.

Exchanges into Shares of the Money Market Fund

If you exchange Class C shares of the Fund into shares of the Money Market Fund, the holding period for purposes of determining the CDSC for Class C shares stops until you exchange back into shares of another Natixis Fund. If you choose to redeem those Money Market Fund shares, a CDSC may apply.

Compensation to Securities Dealers

As part of their business strategies, the Funds pay securities dealers and other financial institutions (collectively, “dealers”) that sell their shares. This compensation originates from two sources: sales charges (front-end or deferred) and 12b-1 fees (comprising the annual service and/or distribution fees paid under a plan adopted pursuant to Rule 12b-1 under the 1940 Act). The sales charges, some or all of which may be paid to dealers, are discussed in the section “How Sales Charges Are Calculated” and dealer commissions as a percentage of offering price is disclosed in the Funds’ SAI. Each class of Fund shares offered in this Prospectus pays an annual service fee of 0.25% of its average daily net assets. In addition to a service fee, each Fund’s Class B shares pay an annual distribution fee of 0.75% of their average daily net assets for 8 years (at which time they automatically convert into Class A shares). Class C shares are subject to an annual distribution fee of 0.75% of their average daily net assets. Generally, the 12b-1 fees are paid to securities dealers on a quarterly basis, but may be paid on other schedules. The Distributor retains the first year of such fees for Class B and Class C shares. Some or all of such fees may also be paid to financial institutions that finance the payment of commissions or similar charges on Class B shares. Because these distribution fees and service fees are paid out of the Funds’ assets on an ongoing basis, over time these fees for Class B and Class C shares will increase the cost of your investment and may cost you more than paying the front-end sales charge and service fees on Class A shares.

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FUND SERVICES

The Distributor, the Funds’ advisers and each of their respective affiliates may, out of their own resources, which generally come directly or indirectly from fees paid by the Funds, make payments to certain dealers and other financial intermediaries that satisfy certain criteria established from time to time by the Distributor. Payments may vary based on sales, the amount of assets a dealer’s or intermediary’s clients have invested in the Funds, and other factors. These payments may also take the form of sponsorship of seminars or informational meetings or payments for attendance by persons associated with a dealer or intermediary at informational meetings. The Distributor and its affiliates may also make payments for recordkeeping and other transfer agency-related services to dealers and intermediaries that sell Fund shares.

The payments described in this section, which may be significant to the dealers and the financial intermediaries, may create an incentive for a dealer or financial intermediary or their representatives to recommend or sell shares of a particular fund or share class over other mutual funds or share classes. Additionally, these payments may result in the Funds’ receiving certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments, including placement on a sales list, including a preferred or select sales list, or in other sales programs. These payments may create potential conflicts of interest between an investor and a dealer or other financial intermediary who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial representative and review carefully any disclosure by the dealer or other financial intermediary as to what monies it receives from mutual fund advisers and distributors, as well as how your financial representative is compensated. Please see the SAI for additional information about payments made by the Distributor and its affiliates to dealers and intermediaries. Please also contact your dealer or financial intermediary for details about payments it may receive.

It’s Easy to Open an Account

To Open an Account with Natixis Funds:

1.	Read this Prospectus carefully. Each Fund is generally available for purchase in the U.S., Puerto Rico, Guam and the U.S. Virgin Islands. Except to the extent otherwise permitted by the Distributor, the Funds will only accept accounts from U.S. citizens with a U.S. address or resident aliens with a U.S. address and a U.S. taxpayer identification number.

2.	Determine how much you wish to invest. See the chart showing the investment minimums for various types of accounts in the section “Purchase and Sale of Fund Shares.”

•

The Distributor, at its sole discretion, may lower investment minimums for accounts associated with wrap-fee programs sponsored by certain broker-dealers and investment advisers and for accounts associated with certain other defined contribution plans not using the Natixis Funds’ prototype document.

•	The Fund is not available to new SIMPLE IRAs.

3.	Complete the appropriate parts of the account application, carefully following the instructions. If you have any questions, please call your financial representative or Natixis Funds at 800-225-5478. For more information on Natixis Funds’ investment programs, refer to the section “Additional Investor Services” in this Prospectus.

4.	Use the sections of this Prospectus that follow as your guide for purchasing shares.

Minimum Balance Policy

Each Fund, on an annual basis, may deduct a minimum balance fee of $20 for accounts that fall below the minimum amount required to establish an account, as described above. The minimum balance fee is assessed by the automatic redemption of shares in the account in an amount sufficient to pay the fee. The valuation of account balances for this purpose and the deduction of the fee generally occur during September of each calendar year, although they may occur at another date in the year. The fee will not be deducted from Fund positions opened after June 30th of the calendar year in which the fee is assessed. Certain accounts using a Natixis Funds’ prototype document (including IRAs, Keogh plans, 403(b)(7) plans and Coverdell Education Savings Accounts) and accounts associated with defined contribution plans, are excepted from the minimum balance fee.

Each Fund may also close an account and send the account holder the proceeds if the account falls below the minimum amount required to establish an account. The valuation of account balances for this purpose and the liquidation itself generally occur during October of each calendar year, although they may occur at another date in the year. Any account opened after June 30th of a calendar year will not be subject to the liquidation for that calendar year. Certain accounts, such as accounts associated with wrap-fee programs or defined contribution plans are excepted from the liquidation. The determination of whether to deduct the minimum balance fee or close an account is made at the discretion of the Fund.

It is expected that accounts maintained by intermediaries through the National Securities Clearing Corporation may be liquidated rather than assessed a fee if the account balance falls below such minimum and that directly registered accounts may be assessed a fee rather than be liquidated.

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FUND SERVICES

Self-Servicing Your Account

Buying or selling shares is easy with the services described below:

Natixis Funds Personal Access Line®

800-225-5478, press 1

Natixis Funds Website

www.funds.natixis.com

You have access to your account 24 hours a day by calling the Personal Access Line® from a touch-tone telephone or by visiting us online (certain restrictions may apply). Using these customer service options, you may:

•	purchase, exchange or redeem shares in your existing accounts (certain restrictions may apply);

•	review your account balance, recent transactions, Fund prices and recent performance;

•	order duplicate account statements; and

•	obtain tax information.

Please see the following pages for other ways to buy, exchange or sell your shares.

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FUND SERVICES

Buying Shares

Except to the extent otherwise permitted by the Distributor, the Funds will only accept investments from U.S. citizens with a U.S. address or resident aliens with a U.S. address and a U.S. taxpayer identification number.

	Opening an Account	Adding to an Account
Through Your Investment Dealer	• Call your investment dealer for information about opening or adding to an account. Dealers may also charge you a processing or service fee in connection with the purchase of Fund shares.

By Mail	• Make out a check in U.S. dollars for the investment amount, payable to “Natixis Funds.” Third party, “starter” and credit card convenience checks will not be accepted.	• Make out a check in U.S. dollars for the investment amount, payable to “Natixis Funds.” Third party, “starter” and credit card convenience checks will not be accepted.

	• Mail the check with your completed application to Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, or the overnight address, 330 West 9th Street, Kansas City, MO 64105-1514.	• Complete the investment slip from an account statement or include a letter specifying the Fund name, class of shares, account number and the registered account name(s).

	• Shares purchased by check are redeemable although the Fund may withhold payment until the purchase check has cleared. See the section “Selling Restrictions.”	• Shares purchased by check are redeemable although the Fund may withhold payment until the purchase check has cleared. See the section “Selling Restrictions.”

By Exchange (See the section “Exchanging Shares” for more details.)	• Call your investment dealer or Natixis Funds at 800-225-5478 or visit www.funds.natixis.com to 1) obtain a current prospectus for the Fund into which you are exchanging and 2) request an exchange.	• Call your investment dealer or Natixis Funds at 800-225-5478 or visit www.funds.natixis.com an exchange.

By Wire	• Opening an account by wire is not available.	• Visit www.funds.natixis.com to add shares to your account by wire. Instruct your bank to transfer funds to State Street Bank & Trust Company, ABA #011000028, and DDA #99011538.

• Specify the Fund name, your class of shares, your account number and the registered account name(s). Your bank may charge you for such a transfer.

Through Automated Clearing House (“ACH”)	• Although you cannot open an account through ACH, you may add this feature by selecting it on your account application. • Ask your bank or credit union whether it is a member of the ACH system.

•   Call Natixis Funds at 800-225-5478 or visit www.funds.natixis.com to add shares to your account through ACH.

•   If you have not signed up for the ACH system, please call Natixis Funds or visit www.funds.natixis.com for a Service Options Form. A medallion signature guarantee may be required.

•   Shares purchased through ACH may not be available immediately for redemption. See the section “Selling Restrictions.”

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	Opening an Account	Adding to an Account
Automatic Investing Through Investment Builder

•   Although you cannot open an account through Investment Builder, you may add this feature by selecting it on your account application.

•   Ask your bank or credit union whether it is a member of the ACH system.

•   If you have not signed up for Investment Builder, please call Natixis Funds at 800-225-5478 or visit www.funds.natixis.com for a Service Options Form. A medallion signature guarantee may be required.

•   See the section “Additional Investor Services.”

•   Shares purchased through ACH may not be available immediately for redemption. See the section “Selling Restrictions.”

Selling Shares

To Sell Some or All of Your Shares

Certain restrictions may apply. Investments made by check, through ACH or Investment Builder may not be available immediately for redemption. See the section “Restrictions on Buying, Selling and Exchanging Shares.” Generally, a transaction fee will be charged for expedited payment of redemption proceeds of $5.50 for wire transfers, $50 for international wire transfers or $20.50 for overnight delivery. These fees are subject to change.

Through Your Investment Dealer	• Call your investment dealer for information. Dealers may also charge you a processing or service fee in connection with the redemption of Fund shares.

By Mail

•   Write a letter to request a redemption. Specify the name of your fund, class of shares, account number, the exact registered account name(s), the number of shares or the dollar amount to be redeemed and the method by which you wish to receive your proceeds. Additional materials may be required. See the section “Selling Shares in Writing.”

• The request must be signed by all of the owners of the shares and must include the capacity in which they are signing, if appropriate.

•   Mail your request by regular mail to Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579 or by registered, express or certified mail to Natixis Funds, 330 West 9th Street, Kansas City, MO 64105-1514.

•   Proceeds (less any applicable CDSC) will be delivered by the method chosen in your letter. Proceeds delivered by mail will generally be mailed to you within three business days after the request is received in good order, although it may take longer. See the section “Selling Restrictions.”

By Exchange (See the section “Exchanging Shares” for more details.)

•   Obtain a current prospectus for the fund into which you are exchanging by calling your investment dealer or Natixis Funds at 800-225-5478 or visit www.funds.natixis.com.

•   Call Natixis Funds or visit www.funds.natixis.com to request an exchange.

By Wire	• Complete the “Bank Information” section on your account application.

• Call Natixis Funds at 800-225-5478, visit www.funds.natixis.com or indicate in your redemption request letter (see above) that you wish to have your proceeds wired to your bank.

•   Proceeds (less any applicable CDSC) will generally be wired on the next business day, although it may take longer. See the section “Selling Restrictions.” A wire fee will be deducted from the proceeds. Your bank may charge you a fee to receive the wire. If you have not signed up for banking information on your application, please call Natixis Funds at 800-225-5478 or visit www.funds.natixis.com for a Service Options Form. A medallion signature guarantee may be required.

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FUND SERVICES

Through ACH	• Ask your bank or credit union whether it is a member of the ACH system.

• Complete the “Bank Information” section on your account application.

•   If you have not signed up for the ACH system on your application, please call Natixis Funds at 800-225-5478 or visit www.funds.natixis.com for a Service Options Form. A medallion signature guarantee may be required.

• Call Natixis Funds or visit www.funds.natixis.com to request an ACH redemption or indicate in your redemption letter that you wish to have your proceeds sent to your bank through ACH.

• Proceeds (less any applicable CDSC) will generally arrive at your bank within three business days, although it may take longer. See the section “Selling Restrictions.”

By Telephone

•   Call Natixis Funds at 800-225-5478 to choose the method you wish to use to redeem your shares. You may receive your proceeds (less any applicable CDSC) by mail, by wire or through ACH (see above), subject to certain restrictions. See the section “Selling Restrictions.”

By Systematic Withdrawal Plan (See the section “Additional Investor Services” for more details.)

•   Call Natixis Funds at 800-225-5478 or your financial representative for more information.

•   Because withdrawal payments may have tax consequences, you should consult your tax adviser before establishing such a plan.

Selling Shares in Writing

If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations, we also may require a medallion signature guarantee or additional documentation.

A medallion signature guarantee protects you against fraudulent orders and is necessary if:

•	your address of record or bank account information has been changed within the past 30 days;

•	you are selling more than $100,000 worth of shares and you are requesting the proceeds by check;

•	a proceeds check for any amount is either mailed to an address other than the address of record or not payable to the registered owner(s); or

•	the proceeds are sent by check, wire or in some circumstances ACH to a bank account whose owner(s) do not match the owner(s) of the fund account.

A notary public cannot provide a medallion signature guarantee. The Funds will only accept medallion signature guarantees bearing the STAMP2000 Medallion imprint. A medallion signature guarantee can be obtained from one of the following sources:

•	a financial representative or securities dealer;

•	a federal savings bank, cooperative or other type of bank;

•	a savings and loan or other thrift institution;

•	a credit union; or

•	a securities exchange or clearing agency.

In some situations additional documentation may be necessary. Please contact your financial representative or Natixis Funds regarding documentation requirements.

Exchanging Shares

In general, you may exchange shares of your Fund for shares of the same class of another Natixis Fund or Loomis Sayles Fund that offers such class of shares, without paying a sales charge or a CDSC (see the sections “Buying Shares” and “Selling Shares”) subject to certain restrictions noted below. For exchanges into the Money Market Fund, the holding period for determining the CDSC for Class C Shares will stop and will resume only when an exchange into an applicable fund occurs. The exchange must be for at least the minimum to open an account (or the total NAV of your account, whichever is less), or, once the fund minimum is met, exchanges under the Automatic Exchange Plan must be made for at least $100 (see the section “Additional Investor Services”). All exchanges are subject to the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges into that fund. The exchange privilege may be exercised only in those states where shares of such funds may be legally sold. For U.S. federal income tax purposes, an exchange of Fund shares for shares of another fund is generally treated as a sale on which gain or loss may be recognized. Subject to the applicable rules of the SEC, the Board of Trustees reserves the right to modify the exchange privilege at any time.

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Before requesting an exchange into any other fund, please read its prospectus carefully. You may be unable to hold your shares through the same financial intermediary if you engage in certain share exchanges. You should contact your financial intermediary for further details. Please refer to the SAI for more detailed information on exchanging Fund shares.

Accounts participating in wrap-fee programs or held through a registered investment adviser may exchange Class A shares of a fund for Class Y shares of the same fund without paying a CDSC. In order to exchange shares, a representative of the wrap-fee program or registered investment adviser must follow the procedures set forth by the Distributor. An exchange of shares for shares of a different class in the same fund generally should not be a taxable event for the exchanging shareholder.

Due to operational limitations at your financial intermediary, your ability to exchange Class A shares of a fund for Class Y shares of the same fund may be limited. Please consult your financial representative for more information.

Restrictions on Buying, Selling and Exchanging Shares

The Funds discourage excessive short-term trading that may be detrimental to the Funds and their shareholders. Frequent purchases and redemptions of Fund shares by shareholders may present certain risks for other shareholders in a Fund. This includes the risk of diluting the value of Fund shares held by long-term shareholders, interfering with the efficient management of the Fund’s portfolio and increasing brokerage and administrative costs. Funds investing in securities that require special valuation processes (such as foreign securities, high yield securities or small cap securities) may also have increased exposure to these risks. The Board of Trustees has adopted the following policies to address and discourage such trading.

Each Fund reserves the right to suspend or change the terms of purchasing or exchanging shares. Each Fund and the Distributor reserve the right to reject any purchase or exchange order for any reason, including if the transaction is deemed not to be in the best interests of the Fund’s other shareholders or possibly disruptive to the management of the Fund. A shareholder whose exchange order has been rejected may still redeem its shares by submitting a redemption request as described under “Selling Shares.”

Limits on Frequent Trading. Without limiting the right of each Fund and the Distributor to reject any purchase or exchange order, each Fund and the Distributor may (but are not obligated to) restrict purchases and exchanges for the accounts of “market timers.” An account may be deemed to be one of a market timer if it makes two “round trips” in any Fund over a 90-day interval, as determined by the Fund. A “round trip” is a purchase (including a purchase by exchange) into a Fund followed by a redemption (including a redemption by exchange) of any amount out of the same Fund. The above limits are applicable whether you hold shares directly with a Fund or indirectly through a financial intermediary, such as a broker, bank, investment adviser, recordkeeper for retirement plan participants, or other third party. The preceding is not an exclusive description of activities that the Funds and the Distributor may consider to be “market timing.”

Notwithstanding the above, certain financial intermediaries, such as retirement plan administrators, may monitor and restrict the frequency of purchase and redemption transactions in a manner different from that described above. The policies of these intermediaries may be more or less restrictive than the generally applicable policies described above. Each Fund may choose to rely on a financial intermediary’s restrictions on frequent trading in place of the Fund’s own restrictions if the Fund determines, in its discretion, that the financial intermediary’s restrictions provide reasonable protection for the Fund from excessive short-term trading activity. Please contact your financial representative for additional information regarding their policies for limiting the frequent trading of Fund shares.

This policy also does not apply with respect to shares purchased by certain funds-of-funds or similar asset allocation programs that rebalance their investments only infrequently. To be eligible for this exemption, the fund-of-funds or asset allocation program must identify itself to and receive prior written approval from the Fund or the Distributor. A Fund and Distributor may request additional information to enable them to determine that the fund-of-funds or asset allocation program is not designed to and/or is not serving as a vehicle for disruptive short-term trading, which may include requests for (i) written assurances from the sponsor or investment manager of the fund-of-funds or asset allocation program that it enforces the Fund’s frequent trading policy on investors or another policy reasonably designed to deter disruptive short-term trading in Fund shares, and/or (ii) data regarding transactions by investors in the fund-of-funds or asset allocation program, for periods and on a frequency determined by the Fund and Distributor, so that the Fund can monitor compliance by such investors with the trading limitations of the Fund or of the fund-of-funds or asset allocation program.

Trade Activity Monitoring. Trading activity is monitored selectively on a daily basis in an effort to detect excessive short-term trading activities. If the Fund or the Distributor believes that a shareholder or financial intermediary has engaged in market timing or other excessive short-term trading activity, it may, in its discretion, request that the shareholder or financial intermediary stop such activities or refuse to process purchases or exchanges in the accounts. At its discretion, the Fund or the Distributor may restrict or prohibit transactions by such identified shareholders or intermediaries. In making such judgments, the Fund and the Distributor seek to act in a manner that they believe is consistent with the best interests of all shareholders. The Fund and the Distributor also reserve the right to notify financial intermediaries of the shareholder’s trading activity.

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Accounts Held by Financial Intermediaries. The ability of a Fund and the Distributor to monitor trades that are placed by omnibus or other nominee accounts is more limited in those instances in which the financial intermediary maintains the record of a Fund’s underlying beneficial owners. In general, each Fund and the Distributor will review trading activity at the omnibus account level. If a Fund and the Distributor detect suspicious activity, they may request and receive personal identifying information and transaction histories for some or all underlying shareholders (including plan participants) to determine whether such shareholders have engaged in market timing or other excessive short-term trading activity. If a Fund believes that a shareholder has engaged in market timing or other excessive short-term trading activity in violation of the Fund’s policies through an omnibus account, the Fund will attempt to limit transactions by the underlying shareholder which engaged in such trading, although it may be unable to do so. The Fund may also limit or prohibit additional purchases of Fund shares by an intermediary. Investors should not assume the Fund will be able to detect or prevent all market timing or other trading practices that may disadvantage the Fund.

Purchase Restrictions

Each Fund is required by federal regulations to obtain certain personal information from you and to use that information to verify your identity. The Funds may not be able to open your account if the requested information is not provided. Each Fund reserves the right to refuse to open an account, close an account and redeem your shares at the then-current price or take other such steps that the Fund deems necessary to comply with federal regulations if your identity cannot be verified.

Selling Restrictions

The table below describes restrictions placed on selling shares of the Fund. Please see the SAI for additional information regarding redemption payment policies:

Restriction	Situation
Each Fund may suspend the right of redemption or postpone payment for more than 7 days:	• When the New York Stock Exchange (the “NYSE”) is closed (other than a weekend/holiday) as permitted by the SEC.

• During an emergency as permitted by the SEC.

• During any other period permitted by the SEC.

Each Fund reserves the right to suspend account services or refuse transaction requests:	• With a notice of a dispute between registered owners or death of a registered owner.

• With suspicion/evidence of a fraudulent act.

Each Fund may pay the redemption price in whole or in part by a distribution in kind of readily marketable securities in lieu of cash or may take up to 7 days to pay a redemption request in order to raise capital:	• When it is detrimental for a Fund to make cash payments as determined in the sole discretion of the adviser or subadviser.

Each Fund may withhold redemption proceeds for 10 days from the purchase date:	• When redemptions are made within 10 calendar days of purchase by check or ACH to allow the check or ACH transaction to clear.

If you hold certificates representing your shares, they must be sent with your request for it to be honored. It is recommended that certificates be sent by registered mail.

Although most redemptions are made in cash, as described in the SAI, the Fund reserves the right to redeem shares in kind. If a shareholder receives a distribution in kind, the shareholder will bear the market risk associated with the distributed securities and may incur brokerage or other charges in converting the securities to cash.

How Fund Shares Are Priced

“Net asset value” is the price of one share of a Fund without a sales charge, and is calculated each business day using this formula:

Net Asset Value =	Total market value of securities + Cash and other assets – Liabilities
Number of outstanding shares

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The NAV of Fund shares is determined pursuant to policies and procedures approved by the Board of Trustees, as summarized below:

•

A share’s NAV is determined at the close of regular trading on the NYSE on the days the NYSE is open for trading. This is normally 4:00 p.m., Eastern time. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. In addition, the Fund’s shares will not be priced on the holidays listed in the SAI. See the section “Net Asset Value” in the SAI for more details.

•

The price you pay for purchasing, redeeming or exchanging a share will be based upon the NAV next calculated (plus or minus applicable sales charges as described earlier in the Fund Summary) after your order is received by the transfer agent “in good order.”[1]

•

Requests received by the Funds after the NYSE closes will be processed based upon the NAV determined at the close of regular trading on the next day that the NYSE is open. If the transfer agent receives the order in good order by 4:00 p.m., Eastern time, the shareholder will receive that day’s NAV. Under limited circumstances, the Distributor may enter into contractual agreements pursuant to which orders received by your investment dealer before the Fund determines its NAV and transmitted to the transfer agent prior to market open on the next business day, are processed at the NAV determined on the day the order was received by your investment dealer. Please contact your investment dealer to determine whether it has entered into such a contractual agreement. If your investment dealer has not entered into such a contractual agreement, your order will be processed at the NAV next determined after your investment dealer submits the order to the Fund.

•	A fund that invests in foreign securities may have NAV changes on days when you cannot buy or sell its shares.

1	Please see the section “Buying Shares,” which provides additional information regarding who can receive a purchase order.

Generally, during times of substantial economic or market change, it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in the sections “Buying Shares” and “Selling Shares.”

Generally, Fund securities are valued as follows:

•	Equity securities — last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price.

•

Debt securities (other than short-term obligations) — based upon evaluated prices furnished to a Fund by an independent pricing service, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

•	Short-term obligations (purchased with an original or remaining maturity of 60 days or less) — amortized cost (which approximates market value).

•

Securities traded on foreign exchanges — market price on the foreign exchange, unless the Fund believes that an occurrence after the close of that exchange will materially affect the security’s value. In that case, the security may be fair-valued at the time the Fund determines its NAV by or pursuant to procedures approved by the Board of Trustees. When fair-valuing their securities, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the local market and before the time a Fund’s NAV is calculated.

•

Options — domestic exchange-traded single equity option contracts are valued at the mean of the National Best Bid and Offer quotations. Exchange-traded index options and foreign exchange-traded single equity options are valued at the average of the closing bid and asked quotations.

•

Futures — Unrealized gain or loss on the contract using current settlement price. When a settlement price is not used, futures contracts will be valued at their fair value as determined by or pursuant to procedures approved by the Fund’s Board of Trustees.

•	Forward foreign currency contracts — interpolated prices determined based on information provided by an independent pricing service.

•	All other securities — fair market value as determined by the adviser or subadviser of the Fund pursuant to procedures approved by the Board of Trustees.

As described above, if market prices are not readily available for a security, securities may not be priced on the basis of quotations from the primary market in which they are traded but rather may be priced by another method that the Board of Trustees believes is more likely to result in a price that reflects fair value (which is the amount that a Fund might reasonably expect to receive from a current sale of the security in the ordinary course of business). The Fund may also value securities at fair value or estimate their value pursuant to procedures approved by the Board of Trustees in other circumstances such as when extraordinary events occur after the close of the relevant market but prior to the close of the NYSE. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

34

FUND SERVICES

Dividends and Distributions

The Funds will generally distribute annually all or substantially all of their net investment income (other than capital gains) in the form of dividends. The Funds expect to distribute all or substantially all of their net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. To the extent permitted by law, the Board of Trustees may adopt a different schedule for making distributions as long as payments are made at least annually.

Distributions will automatically be reinvested in shares of the same class of a distributing Fund at NAV, unless you select one of the following alternatives:

•

Participate in the Dividend Diversification Program, which allows you to have all dividends and distributions automatically invested at NAV in shares of the same class of another Natixis Fund registered in your name. Certain investment minimums and restrictions may apply. For more information about this program, see the section “Additional Investor Services.”

•

Receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional shares of the same class of a Fund, or in the same class of another Natixis Fund.

•	Receive all distributions in cash.

For more information or to change your distribution option, contact Natixis Funds in writing or call 800-225-5478.

If you earn more than $10 annually in taxable income from a Natixis Fund held in a non-retirement plan account, you will receive a Form 1099 to help you report the prior calendar year’s distributions on your federal income tax return. This information will also be reported to the Internal Revenue Service (“IRS”). Be sure to keep this Form 1099 as a permanent record. A fee may be charged for any duplicate information requested.

Tax Consequences

Except where noted, the discussion below addresses only the U.S. federal income tax consequences of an investment in the Funds and does not address any foreign, state or local tax consequences.

The Funds intend to meet all requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), necessary to qualify each year for treatment as a “regulated investment company” and thus do not expect to pay any federal income tax on income and capital gains that are timely distributed to shareholders.

Taxation of Distributions from the Funds. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions attributable to the excess of net long-term capital gains from the sale of investments a Fund owned for more than one year over net short-term capital losses and that are properly designated by a Fund as capital gain dividends (“Capital Gain Dividends”) will generally be taxable to a shareholder receiving such distributions as long-term capital gain. Distributions attributable to the excess of net short-term capital gains from the sale of investments that a Fund owned for one year or less over net long-term capital losses will be taxable as ordinary income. Each Fund expects that a significant portion of its distributions will be taxable as ordinary income.

For taxable years beginning before January 1, 2011, distributions of investment income designated by a Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund levels. Income generated by investments in fixed income securities, derivatives and REITs generally is not eligible for treatment as qualified dividend income.

For taxable years beginning before January 1, 2011, long-term capital gain rates applicable to individuals have been temporarily reduced, in general to 15%, with lower rates applying to taxpayers in the 10% and 15% rate brackets.

Dividends and distributions declared by a Fund in October, November or December of one year and paid in January of the next year generally are taxable in the year in which the distributions are declared, rather than the year in which the distributions are received.

Dividends derived from interest on securities issued by the U.S. government or its agencies or instrumentalities, if any, may be exempt from state and local income taxes. Each Fund will advise shareholders annually of the proportion of its dividends that are derived from such interest.

Fund distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder’s investment (and thus were included in the price the shareholder paid for his or her shares). Such distributions are likely to occur in respect of shares purchased at a time when a Fund’s NAV reflects gains that are either unrealized or realized but not distributed. Fund distributions are taxable whether shareholders receive them in cash or in additional shares.

35

FUND SERVICES

Distributions by a Fund to retirement plans and other investors that qualify for tax-exempt treatment under federal income tax laws generally will not be taxable, although distribution by retirement plans to their participants may be taxable.

Redemption, Sale or Exchange of Fund Shares. A redemption, sale or exchange of Fund shares (including an exchange of Fund shares for shares of another Natixis Fund) is a taxable event and will generally result in recognition of gain or loss. Gain or loss, if any, recognized by a shareholder on a redemption, sale, exchange or other disposition of Fund shares will generally be treated as long-term capital gain or loss if the shares are capital assets in the shareholder’s hands and the shareholder held the shares for more than one year.

Taxation of Certain Fund Investments. Each Fund’s investments in certain debt obligations, mortgage-backed securities, asset-backed securities, REITs and derivatives may cause the Fund to recognize taxable income in excess of the cash generated by such investments. Thus, a Fund could be required to liquidate investments, including at times when it is not advantageous to do so, in order to satisfy the distribution requirements applicable to regulated investment companies under the Code.

Each Fund’s investments in foreign securities may be subject to foreign withholding and other taxes. In that case, the Fund’s yield on those securities would be decreased. Each Fund does not expect that shareholders will be entitled to claim a credit or deduction with respect to such foreign taxes incurred by a Fund. In addition, each Fund’s investments in certain foreign securities or in foreign currencies may be subject to special tax rules that have the effect of accelerating or increasing the recognition of income by a Fund, which may in turn affect the timing or amount of a Fund’s distributions to shareholders.

Each Fund’s ability to invest directly in commodities and commodities-related investments is limited by the requirement that at least 90 percent of a regulated investment company’s income must consist of certain types of “qualifying income.” Accordingly, each Fund intends to seek exposure to commodities and commodities-related investments by investing in a wholly-owned Cayman Islands subsidiary that would in turn make such investments. Each Fund is seeking a private letter ruling from the IRS to the effect that income of the subsidiary that is attributed to the Fund will be qualifying income, although there can be no assurance that it will receive such a ruling.

Backup Withholding. The Fund is required in certain circumstances to apply backup withholding on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder if the shareholder does not furnish to the Fund certain information and certifications or the shareholder is otherwise subject to backup withholding. The backup withholding tax rate is 28% for amounts paid on or before December 31, 2010 and will be 31% for amounts paid after December 31, 2010.

Please see the SAI for additional information on the federal income tax consequences of an investment in a Fund. You should consult your tax adviser for more information on your own situation, including possible federal, state, local, foreign or other applicable taxes.

Additional Investor Services

Retirement Plans

Natixis Funds offer a range of retirement plans, including Coverdell Education Savings Accounts, IRAs, SEPs and other pension and profit sharing plans. Refer to the section “It’s Easy to Open an Account” for investment minimums. For more information about our Retirement Plans, call us at 800-225-5478.

Investment Builder Program

This is Natixis Funds’ automatic investment plan. Once you meet the Fund minimum, you may authorize automatic monthly transfers of $100 or more per Fund from your bank checking or savings account to purchase shares of one or more Natixis Funds. For instructions on how to join the Investment Builder Program, please refer to the section “Buying Shares.”

Dividend Diversification Program

This program allows you to have all dividends and any other distributions automatically invested in shares of the same class of another Natixis Fund or the Money Market Fund, subject to the eligibility requirements of that other fund and to state securities law requirements. Shares will be purchased at the selected fund’s NAV without a front-end sales charge or CDSC on the ex dividend date. Before establishing a Dividend Diversification Program into any other Natixis Fund or the Money Market Fund, please read its prospectus carefully.

Automatic Exchange Plan

Natixis Funds have an automatic exchange plan under which shares of a class of a Natixis Fund are automatically exchanged each month for shares of the same class of another Natixis Fund or the Money Market Fund. There is no fee for exchanges made under this plan, but there may be a sales charge in certain circumstances. Please see the section “Exchanging Shares” above and refer to the SAI for more information on the Automatic Exchange Plan.

36

FUND SERVICES

Systematic Withdrawal Plan

This plan allows you to redeem shares and receive payments from your Fund on a regular schedule. Redemptions of shares that are part of the Systematic Withdrawal Plan are not subject to a CDSC. However, the amount or percentage you specify in the plan may not exceed, on an annualized basis, 10% of the value of your Fund account based upon the value of your fund account on the day you establish your plan. For information on establishing a Systematic Withdrawal Plan, please refer to the section “Selling Shares.”

Natixis Funds Personal Access Line®

This automated customer service system allows you to have access to your account 24 hours a day by calling 800-225-5478, and pressing 1. With a touch-tone telephone, you can obtain information about your current account balance, recent transactions, Fund prices and recent performance. You may also use Personal Access Line® to purchase, exchange or redeem shares in any of your existing accounts. Certain restrictions may apply.

Natixis Funds Website

Visit us at www.funds.natixis.com to review your account balance and recent transactions, to view daily prices and performance information or to order duplicate account statements and tax information. You may also go online to purchase, exchange or redeem shares in your existing accounts. Certain restrictions may apply.

Financial Performance

The financial highlights tables are intended to help you understand each Fund’s financial performance for the period of each Fund’s operations . Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by [            ], an independent registered public accounting firm, whose report, along with each Fund’s financial statements, is included in each Fund’s annual report to shareholders. The annual reports are incorporated by reference into the SAI, both of which are available free of charge upon request from the Distributor.

37

FINANCIAL PERFORMANCE

For a share outstanding throughout each period.

		Income (Loss) from Investment Operations:			Less Distributions:					Ratios to Average Net Assets:
	Net asset value, beginning of the period	Net investment income(c)	Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income	Total distributions	Net asset value, end of the period	Total return (%)(b),(d)	Net assets, end of the period (000’s)	Net expenses (%)(e),(f)		Gross expenses (%)(e)		Net investment income (%)(e)	Portfolio turnover rate (%)(g)
ASG DIVERSIFYING STRATEGIES FUND
Class A
12/31/2009(a)	$	$	$	$	$	$	$		$		(h)		(i)
Class C
12/31/2009(a)											(h)		(i)

(a)	For the period August 3, 2009 (inception) through December 31, 2009.
(b)	A sales charge for Class A shares and a contingent deferred sales charge for Class C shares are not reflected in total return calculations. Periods less than one year are not annualized.
(c)	Per share net investment income has been calculated using the average shares outstanding during the period.
(d)	Had certain expenses not been reduced during the period total return would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The investment adviser and/or administrator agreed to reimburse a portion of the Fund’s expenses and/or reduce its fee during the period. Without this reimbursement/fee reduction expenses would have been higher.
(g)	Due to the short-term nature of the portfolio of investments there is no portfolio turnover calculation.
(h)	Net expenses excluding interest expense were 1.70% and 2.45% for Class A and Class C, respectively.
(i)	Gross expenses excluding interest expense were [ ]% and [ ]% for Class A and Class C, respectively.

38

FINANCIAL PERFORMANCE

For a share outstanding throughout each period.

			Income (Loss) from Investment Operations:						Less Distributions:									Ratios to Average Net Assets:
	Net asset value, beginning of the period		Net investment income(c)		Net realized and unrealized gain (loss)		Total from investment operations		Dividends from net investment income		Total distributions		Net asset value, end of the period		Total return (%)(a),(c)	Net assets, end of the period (000’s)		Net expenses (%)(d),(e)		Gross expenses (%)(f)		Net investment income (%)(d)	Portfolio turnover rate (%)(f)
ASG GLOBAL ALTERNATIVES FUND
Class A
12/31/2009	$		$		$		$		$		$		$			$			(g)		(i)
12/31/2008*		10.00		0.03		(0.30)		(0.27)		(0.04)		(0.04)		9.69	(2.70)		6.00	1.62	(g)	61.54	(h)	1.36	—
Class C
12/31/2009	$		$		$		$		$		$		$			$			(g)		(i)
12/31/2008*		10.00		0.02		(0.31)		(0.29)		(0.01)		(0.01)		9.70	(2.90)		1.00	2.39	(g)	62.38	(h)	0.62	—

*	For the period September 30, 2008 (inception) through December 31, 2008.
(a)	A sales charge for Class A shares and a contingent deferred sales charge for Class C shares are not reflected in total return calculations. Periods less than one year are not annualized.
(b)	Per share net investment income has been calculated using the average shares outstanding during the period.
(c)	Had certain expenses not been reduced during the period total return would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser and/or administrator agreed to reimburse a portion of the Fund’s expenses and/or reduce its fee during the period. Without this reimbursement/fee reduction expenses would have been higher.
(f)	Due to the short-term nature of the portfolio of investments there is no portfolio turnover calculation.
(g)	Net expenses excluding interest expense were 1.60% and 2.35% for Class A and Class C, respectively.
(h)	Gross expenses excluding interest expense were 61.52% and 62.35% for Class A and Class C, respectively.
(i)	Gross expenses excluding interest expense were __% and __% for Class A and Class C, respectively.

39

Glossary of Terms

Derivative — A financial instrument whose value and performance are based on the value and performance of another security or financial instrument.

Diversification — The strategy of investing in a wide range of securities representing different market sectors to reduce the risk if an individual company or one sector suffers losses.

Inflation — A general increase in prices coinciding with a fall in the real value of money, as measured by the Consumer Price Index.

Interest rate — Rate of interest charged for the use of money, usually expressed at an annual rate.

Maturity — The final date on which the payment of a debt instrument (e.g., bonds, notes, repurchase agreements) becomes due and payable. Short-term bonds generally have maturities of up to 5 years; intermediate-term bonds between 5 and 15 years; and long-term bonds over 15 years.

Net assets — A fund’s assets minus its liabilities. With respect to the funds that have a policy to invest 80% of their net assets in particular kinds of securities, “net assets” as used in such policies means net assets plus borrowings made for investment purposes.

Net asset value (NAV) per share — The market value of one share of a fund on any given day without taking into account any front-end sales charge or CDSC. It is determined by dividing a fund’s total net assets by the number of shares outstanding.

Rule 144A securities — Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless a manager has determined, under guidelines established by a fund’s trustees, that a particular issue of Rule 144A securities is liquid.

Volatility — The general variability of a fund’s value resulting from price fluctuations of its investments. In most cases, the more diversified a fund is, the less volatile it will be.

Yield — The rate at which a fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

40

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If you would like more information about the Funds, the following documents are available free upon request:

Annual and Semiannual Reports—Provide additional information about each Fund’s investments. Each report includes a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI)—Provides more detailed information about the Funds and their investment limitations and policies. Each SAI has been filed with the SEC and is incorporated into this Prospectus by reference.

For a free copy of the Funds’ annual or semiannual report (when available), or their SAI, to request other information about the Funds, and to make shareholder inquiries generally, contact your financial representative, visit the Funds website at www.funds.natixis.com or call the Fund at 800-225-5478.

Important Notice Regarding Delivery of Shareholder Documents:

In our continuing effort to reduce your fund’s expenses and the amount of mail that you receive from us, we will combine mailings of prospectuses, annual or semiannual reports and proxy statements to your household. If more than one family member in your household owns the same fund or funds described in a single prospectus, report or proxy statement, you will receive one mailing unless you request otherwise. Additional copies of our prospectuses, reports or proxy statements may be obtained at any time by calling 800-225-5478. If you are currently receiving multiple mailings to your household and would like to receive only one mailing or if you wish to receive separate mailings for each member of your household in the future, please call us at the telephone number listed above and we will resume separate mailings within 30 days of your request.

Your financial representative or Natixis Funds will also be happy to answer your questions or to provide any additional information that you may require.

Information about the Funds, including its reports and SAI, can be reviewed and copied at the Public Reference Room of the SEC in Washington, D.C. Text-only copies of the Funds’ reports and SAI are available free from the EDGAR Database on the SEC’s Internet site at: www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090.

Portfolio Holdings—A description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ SAI.

Investment Company Act File No. 811-00242	XA51-0510

Prospectus May 1, 2010	Class Y

Class Y
ASG Diversifying Strategies Fund	DSFYX
Advised by AlphaSimplex Group, LLC

ASG Global Alternatives Fund	GAFYX
Advised by AlphaSimplex Group, LLC

Gateway Fund	GTEYX
Advised by Gateway Investment Advisers, LLC

The Securities and Exchange Commission has not approved or disapproved any Fund’s shares or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a crime.

For general information on the Funds or any of their services and for assistance in opening an account, contact your financial representative or call Natixis Funds.

Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579 — 800-225-5478 — www.funds.natixis.com

Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

FUND SUMMARY

ASG Diversifying Strategies Fund

Investment Goal

The Fund pursues an absolute return strategy that seeks to provide capital appreciation. The secondary goal of the Fund is to achieve these returns while maintaining a low or negative correlation over time with the returns of major equity indices.

Fund Fees & Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Redemption fees	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class Y
Management fees (includes % of estimated management fees of the Commodity Subsidiary)	1.25%
Distribution and/or service (12b-1) fees	0.00%
Other expenses (includes % of estimated expenses of the Commodity Subsidiary and % of estimatedinterest expense)%
Total annual fund operating expenses		%
Fee reduction and/or expense reimbursement[1]		%
Total annual fund operating expenses after fee reduction and/or expense reimbursement		%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Reduction and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class Y
1 year	$
3 years	$

1	AlphaSimplex Group, LLC (the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.45% of the Fund’s average daily net assets for Class Y shares, exclusive of certain expenses such as brokerage expenses, interest expense, taxes and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2011 and may be terminated only with the consent of the Fund’s Board of Trustees. The Fund’s Adviser will be permitted to recover, on a class by class basis, management fees reduced and/or expenses reimbursed to the extent that expenses in later periods fall below 1.45% of the Fund’s average daily net assets for Class Y shares. The Fund will not be obligated to repay any such reduced fees and expenses more than one year after the end of the fiscal year in which the fee/expense was reduced.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the period August 3, 2009 to December 31, 2009, the Fund’s portfolio turnover rate was __% of the average value of its portfolio.

1

FUND SUMMARY

Investments, Risks and Performance

Principal Investment Strategies

The Fund seeks to generate positive absolute returns over time rather than track the performance of any particular index. In selecting investments for the Fund, the Adviser uses multiple quantitative investment models and strategies each of which has an absolute return objective. Each model and strategy may involve a broad range of market exposures. The Adviser uses quantitative and qualitative judgments in the determination of weighting among the models and strategies. Although the Fund seeks positive absolute returns over time, it is likely that the Fund’s investment returns may be volatile over short periods of time. The Fund may outperform the overall securities market during periods of flat or negative market performance and may underperform during periods of strong market performance. There can be no assurance that the Fund’s returns over time or during any period will be positive or that the Fund will outperform the overall security markets over time or during any particular period.

Under normal market conditions, the Adviser typically will make extensive use of a variety of derivative instruments, in particular futures and forward contracts, to capture the exposures suggested by its absolute return strategies while also adding value through volatility management and correlation management. These market exposures, which are expected to change over time, may include, for example, exposures to the returns of equity and fixed income securities, currencies and commodities. The Adviser will scale the notional exposure of the Fund’s futures and currency forward positions with the objective of targeting a relatively stable level of annualized volatility for the Fund’s overall portfolio. The Adviser may also use exchange-traded futures contracts on broad U.S. or international equity indices to decrease any undesired correlation with the returns of the major equity indices. The Adviser will have great flexibility to allocate the Fund’s derivatives exposure among various securities, indices, currencies, commodities and other instruments, and the amount of the Fund’s assets that may be allocated to derivative strategies and among these various instruments is expected to vary over time.

Under normal market conditions, it is expected that no more than 25% of the Fund’s total assets will be dedicated to initial and variation margin payments relating to the Fund’s derivative transactions. The notional value of the Fund’s derivative investments, however, will generally exceed 25% of the Fund’s total assets. Under normal market conditions, the Fund expects to invest no less than 75% of its total assets in money market and other short-term, high quality securities (the “Money Market Portion”) managed by Reich & Tang Asset Management, LLC (the “Subadviser”). The assets allocated to the Money Market Portion will be used primarily to support the Fund’s investments in derivatives and similar instruments and, secondarily, to provide the Fund with incremental income. Although the Fund will invest a significant portion of its assets in money market instruments, the Fund is not a “money market” fund and the value of the Money Market Portion as well as the value of the Fund’s shares may decrease.

Although the Fund does not intend to invest in physical commodities directly, the Fund does expect to obtain investment exposure to commodity-related derivatives through a wholly-owned subsidiary organized under the laws of a non-U.S. jurisdiction that will make commodity-related investments (the “Commodity Subsidiary”). Under normal market conditions, no more than 10% of the Fund’s total assets will be dedicated to initial and variation margin payments relating to these transactions.

The Fund may concentrate its investments in the financial services industry, which means it will normally invest at least 25% of its total assets in securities and other obligations of issuers in such industry.

The Fund may engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund’s return, and realization of greater short-term capital gains, distributions of which are taxable to shareholders who are individuals as ordinary income. Trading costs and tax effects associated with frequent trading may adversely affect the Fund’s performance.

The percentage limitations set forth in this Fund summary are not investment restrictions and the Fund may exceed these limits from time to time. As a temporary defensive measure, the Fund may hold any portion of its assets in cash (U.S. Dollars, foreign currencies or multinational currency units) and/or invest in money market instruments or high quality debt securities and take other defensive positions as the Adviser deems appropriate. The Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment goals.

Principal Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Allocation and Correlation Risk: This is the risk that the Adviser’s judgments about, and allocations between, asset classes and market exposures may adversely affect the Fund’s performance. This risk can be increased by the use of derivatives to increase allocations to various market exposures. This is because derivatives can create investment leverage, which will magnify the impact to the Fund of its investment in any underperforming market exposure.

2

FUND SUMMARY

Commodity Risk: This is the risk that exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of physical commodities or commodity-linked derivative instruments may be affected by changes in overall market movements, commodity price volatility, changes in interest rates, currency fluctuations, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit/Counterparty Risk: Credit risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Below investment grade fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments.

The Fund will be subject to credit risks with respect to the counterparties of its derivative transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with over-the-counter (“OTC”) derivative transactions, such as foreign currency transactions. As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the Fund will sustain losses or be unable to realize gains.

Currency Risk: Fluctuations in the exchange rates between the different currencies may negatively affect an investment. The Fund may hedge its exposure to foreign currencies and may invest in foreign currencies as an asset class.

Derivatives Risk: Derivatives are subject to changes in the underlying securities or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund’s exposure to securities markets values, interest rates or currency exchange rates. Investments in derivatives are also subject to credit/counterparty risk, liquidity risk, allocation risk and correlation risk, the risk of difficulties in pricing and valuation risk and the risk that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. Although the Fund’s adviser monitors the creditworthiness of the Fund’s counterparties, there can be no assurance that the Fund’s derivative counterparties will not experience financial difficulties, possibly resulting in losses to the Fund.

Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Rule 144A securities may be less liquid than other equity securities. Equity securities may include common stocks, preferred stocks, warrants, securities convertible into common and preferred stocks and other equity-like interests in an entity. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the adviser’s assessment of the prospects for a company’s growth is wrong, or if the adviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the adviser has placed on it. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds and preferred stock generally take precedence over the claims of those who own common stock.

Foreign Securities Risk: The Fund’s investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Interest Rate Risk: Changes in interest rates may cause the value of the Fund’s investments to decrease. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. A period of low interest rates may cause the Fund to have a low or negative yield, potentially reducing the value of your investment.

Issuer Risk: The value of the Fund’s investments may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Leverage Risk: This is the risk associated with securities or practices (e.g., borrowing and the use of certain derivatives) and investment in certain types of derivatives that multiply small index or market movements into larger changes in value. Use of derivative instruments may involve leverage. When a derivative is used as a hedge against an offsetting position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. Futures and forward currency contracts are derivatives and may be subject to this type of risk.

3

FUND SUMMARY

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or at the time desired. A lack of liquidity may also cause the value of investments to decline. Illiquid investments may also be difficult to value.

Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions.

Valuation Risk: This is the risk that the Fund has valued certain securities at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid.

Risk/Return Bar Chart and Table

Because the Fund is new and has not completed a full calendar year, information related to Fund performance, including a bar chart showing annual returns, has not been included in this Prospectus.

Management

Investment Adviser

AlphaSimplex Group, LLC

Investment Subadviser

Reich & Tang Asset Management, LLC

Portfolio Managers

Andrew W. Lo, Chief Investment Strategist of the Adviser, has served as co-portfolio manager of the Fund since August 2009.

Jeremiah H. Chafkin, President of the Adviser, has served as co-portfolio manager of the Fund since August 2009.

Robert S. Rickard, Senior Vice President and head of Portfolio Management and Trading of the Subadviser, has served as co-portfolio manager of the Fund since August 2009.

Purchase and Sale of Fund Shares

Class Y shares of the Fund may be purchased by the following entities at the following investment minimums.

A minimum initial investment of $100,000 and the minimum subsequent investment of $100 for:

•	Other mutual funds, endowments, foundations, bank trust departments or trust companies.

There is no initial or subsequent investment minimum for:

•

Wrap Fee Programs of certain broker-dealers, the Advisers or Natixis Distributors, L.P. (the “Distributor”). Such wrap fee programs may be subject to additional or different conditions, including a wrap account fee. Each broker-dealer is responsible for transmitting to its customer a schedule of fees and other information regarding any such conditions.

•	Retirement Plans such as 401(a), 401(k) or 457 plans.

•	Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund as set forth above.

•	Registered Investment Advisers investing on behalf of clients in exchange for an advisory, management or consulting fee.

Due to operational limitations at your financial intermediary, certain wrap fee programs, retirement plans, individual retirement accounts and accounts of registered investment advisers may be subject to the investment minimums described above. Please consult your financial representative for more information.

At the discretion of Natixis Asset Management Advisors, L.P. (“Natixis Advisors”), clients of Natixis Advisors and its affiliates may purchase Class Y shares of the Fund below the stated minimums.

Additionally, the following accounts may purchase Class Y shares with no initial or subsequent investment minimum:

•	Insurance Company Accounts of New England Financial, Metropolitan Life Insurance Company (“MetLife”) or their affiliates.

•	Deferred Compensation Plan Accounts of New England Life Insurance Company (“NELICO”), MetLife or their affiliates (“Deferred Compensation Accounts”).

•	Separate Accounts of New England Financial, MetLife or their affiliates.

4

FUND SUMMARY

The Fund’s shares are available for sale through your investment dealer, directly from the Fund by writing to the Funds at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire or through the Automated Clearing House system. The Fund’s shares are redeemable on any business day through your investment dealer, directly from the Fund by writing to the Funds at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, through the Automated Clearing House system, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan.

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gain unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Distributions by the Fund to retirement plans and other investors that qualify for tax-exempt treatment under U.S. federal income tax law generally will not be taxable, although distributions by retirement plans to their participants may be taxable.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

5

FUND SUMMARY

ASG Global Alternatives Fund

Investment Goal

The Fund pursues an absolute return strategy that seeks to provide capital appreciation consistent with the return and risk characteristics of a diversified portfolio of hedge funds. The secondary goal of the Fund is to achieve these returns with less volatility than major equity indices.

Fund Fees & Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Redemption fees	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class Y
Management fees (includes % of management fees of the Commodity Subsidiary)	1.15%
Distribution and/or service (12b-1) fees	0.00%
Other expenses (includes % of the expenses of the Commodity Subsidiary and % of the interest expense)%
Total annual fund operating expenses	%
Fee reduction and/or expense reimbursement[1]	%
Total annual fund operating expenses after fee reduction and/or expense reimbursement	%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Reduction and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class Y
1 year	$
3 years	$
5 years	$
10 years	$

1	The Adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.35% of the Fund’s average daily net assets for Class Y shares, exclusive of certain expenses such as brokerage expenses, interest expense, taxes and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2011 and may be terminated only with the consent of the Fund’s Board of Trustees. The Fund’s Adviser will be permitted to recover, on a class by class basis, management fees reduced and/or expenses reimbursed to the extent that expenses in later periods fall below 1.35% of the Fund’s average daily net assets for Class Y shares. The Fund will not be obligated to repay any such reduced fees and expenses more than one year after the end of the fiscal year in which the fee/expense was reduced.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was __% of the average value of its portfolio.

6

FUND SUMMARY

Investments, Risks and Performance

Principal Investment Strategies

The Fund seeks to achieve long and short exposure to global equity, bond, currency and commodity markets through a wide range of derivative instruments and direct investments. Under normal market conditions, the Adviser typically will make extensive use of derivative instruments, in particular futures and forward contracts on global equity and fixed income securities, securities indices (including both broad- and narrow-based securities indices), currencies, commodities and other instruments. These investments are intended to provide the Fund with risk and return characteristics similar to those of a diversified portfolio of hedge funds.

The Fund seeks to generate absolute returns over time rather than track the performance of any particular index of hedge fund returns. In selecting investments for the Fund, the Adviser uses quantitative models to estimate the market exposures that drive the aggregate returns of a diverse set of hedge funds. These market exposures may include, for example, exposures to the returns of stocks, fixed income securities (including U.S. and non-U.S. government securities), currencies and commodities. The Adviser will have great flexibility to allocate the Fund’s derivatives exposure among various securities, indices, currencies, commodities and other instruments, and the amount of the Fund’s assets that may be allocated to derivative strategies and among these various instruments is expected to vary over time. The Fund will not invest directly in hedge funds.

Under normal market conditions, it is expected that no more than 25% of the Fund’s total assets will be dedicated to initial and variation margin payments relating to the Fund’s derivative transactions. The notional value of the Fund’s derivative investments, however, will generally exceed 25% of the Fund’s assets. Under normal market conditions, the Fund expects to invest no less than 75% of its assets in money market and other short-term, high quality securities managed (the “Money Market Portion”) by Reich & Tang Asset Management, LLC (the “Subadviser”). The assets allocated to the Money Market Portion will be used primarily to finance the Fund’s investments in derivatives and similar instruments and, secondarily, to provide the Fund with incremental income. Although the Fund will invest a significant portion of its assets in money market instruments, the Fund is not a “money market” fund and the value of the Money Market Portion as well as the value of the Fund’s shares may decrease.

Although the Fund does not intend to invest in physical commodities directly, the Fund may invest in commodity-related derivatives. The Fund’s commodity-related investments are made through a wholly-owned subsidiary organized under the laws of a non-U.S. jurisdiction (the “Commodity Subsidiary”). Under normal market conditions, no more than 10% of the Fund’s assets will be dedicated to initial and variation margin payments relating to these transactions.

The Fund may concentrate its investments in the financial services industry, which means it will normally invest at least 25% of its assets in securities and other obligations of issuers in such industry.

The Fund may engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund’s return, and realization of greater short-term capital gains, distributions of which are taxable to shareholders who are individuals as ordinary income. Trading costs and tax effects associated with frequent trading may adversely affect the Fund’s performance.

The percentage limitations set forth in this Fund summary are not investment restrictions and the Fund may exceed these limits from time to time. As a temporary defensive measure, the Fund may hold any portion of its assets in cash (U.S. Dollars, foreign currencies or multinational currency units) and/or invest in money market instruments or high quality debt securities and take other defensive positions as the Adviser deems appropriate. The Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment goals.

Principal Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Credit/Counterparty Risk: Credit risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Below investment grade fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments.

The Fund will be subject to credit risks with respect to the counterparties of its derivative transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with over-the-counter (“OTC”) derivative transactions, such as foreign currency transactions. As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the Fund will sustain losses or be unable to realize gains.

7

FUND SUMMARY

Commodity Risk: This is the risk that exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of physical commodities or commodity-linked derivative instruments may be affected by changes in overall market movements, commodity price volatility, changes in interest rates, currency fluctuations, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Concentrated Investment Risk: The Fund is particularly vulnerable to events affecting companies in the financial services industry because the Fund concentrates its investments in securities and other obligations of issuers in such industry. Examples of risks affecting the financial services industry include changes in governmental regulation, issues relating to the availability and cost of capital, changes in interest rates and/or monetary policy and price competition. In addition, financial services companies are often more highly leveraged than other companies, making them inherently riskier. As a result, the Fund’s shares may rise and fall in value more rapidly and to a greater extent than shares of a fund that does not concentrate or focus in a particular industry or economic sector. The financial services industry has recently experienced high volatility and a number of issuer failures and the value of many of these securities has significantly declined. As a result, the risk associated with investing in the Fund may be increased as compared to a fund that does not concentrate in the financial services industry.

Currency Risk: Fluctuations in the exchange rates between the different currencies may negatively affect an investment. The Fund may hedge its exposure to foreign currencies and may invest in foreign currencies as an asset class.

Derivatives Risk: Derivatives are subject to changes in the underlying securities or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund’s exposure to securities markets values, interest rates or currency exchange rates. Investments in derivatives are also subject to credit/counterparty risk, liquidity risk, allocation risk and correlation risk, the risk of difficulties in pricing and valuation risk and the risk that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. Although the Fund’s adviser monitors the creditworthiness of the Fund’s counterparties, there can be no assurance that the Fund’s derivative counterparties will not experience financial difficulties, possibly resulting in losses to the Fund.

Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Rule 144A securities may be less liquid than other equity securities. Equity securities may include common stocks, preferred stocks, warrants, securities convertible into common and preferred stocks and other equity-like interests in an entity. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the adviser’s assessment of the prospects for a company’s growth is wrong, or if the adviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the adviser has placed on it. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds and preferred stock generally take precedence over the claims of those who own common stock.

Foreign Securities Risk: The Fund’s investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Hedge Fund Risk: Hedge funds are typically unregulated private investment pools available only to sophisticated investors. They are often illiquid and highly leveraged. Although the Fund will not invest directly in hedge funds, because the Fund’s investments are intended to provide exposure to the factors that drive hedge fund returns, an investment in the Fund will be subject to many of the same risks associated with an investment in a diversified portfolio of hedge funds. Therefore, the Fund’s performance may be lower than the returns of the broader stock market and the Fund’s net asset value may fluctuate substantially over time.

Index Tracking/Error Risk: Although the Fund does not seek to track any particular index, the Fund seeks to analyze the factors that drive hedge fund returns, as determined by reference to one or more indices. These indices may not provide an accurate representation of hedge fund returns generally, and the Adviser’s strategy may not successfully identify or be able to replicate factors that drive returns. There is a risk that hedge fund return data provided by third party hedge fund index providers may be inaccurate or may not accurately reflect hedge fund returns due to survivorship bias, self-reporting bias or other biases.

Interest Rate Risk: Changes in interest rates may cause the value of the Fund’s investments to decrease. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. A period of low interest rates may cause the Fund to have a low or negative yield, potentially reducing the value of your investment.

8

FUND SUMMARY

Issuer Risk: The value of the Fund’s investments may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Leverage Risk: This is the risk associated with securities or practices (e.g., borrowing and the use of certain derivatives) and investment in certain types of derivatives that multiply small index or market movements into larger changes in value. Use of derivative instruments may involve leverage. When a derivative is used as a hedge against an offsetting position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. Futures and forward currency contracts are derivatives and may be subject to this type of risk.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or at the time desired. A lack of liquidity may also cause the value of investments to decline. Illiquid investments may also be difficult to value.

Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions.

Valuation Risk: This is the risk that the Fund has valued certain securities at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid.

Risk/Return Bar Chart and Table

The table shown below provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns for the one-year and life-of-fund periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.funds.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

The table below shows how the Fund’s average annual total returns for Class Y shares for the one-year and life-of-fund periods compare to those of the HFRI Fund of Funds Composite Index, an unmanaged, equally-weighted hedge fund index including over 800 domestic and offshore funds of funds. Funds included within the index have either at least $50 million in assets under management or have been actively trading for at least twelve (12) months. Performance information is submitted by the funds of funds to the index provider, which does not audit the information submitted. The index is rebalanced monthly. Performance data is net of all fees charged by the hedge funds. Index returns are calculated three times each month and are subject to periodic recalculation by Hedge Fund Research, Inc. The Fund does not expect to update the index returns provided if subsequent recalculations cause such returns to change. In addition, because of these recalculations, the HFRI Index returns reported by the Fund may differ from the index returns for the same period published by others. The Fund’s total returns reflect the expenses of the Fund’s Class Y shares.

9

FUND SUMMARY

Average Annual Total Returns (for the periods ended December 31, 2009)	Past 1 Year		Life of Fund (9/30/08)
ASG Global Alternatives Fund Class Y – Return Before Taxes		%		%
Return After Taxes on Distributions		%		%
Return After Taxes on Distributions & Sales of Fund Shares		%		%
HFRI Fund of Funds Composite Index (Calculated from October 1, 2008)	11.15%		-0.02%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Management

Investment Adviser

AlphaSimplex Group, LLC

Investment Subadviser

Reich & Tang Asset Management, LLC

Portfolio Managers

Andrew W. Lo, Chief Investment Strategist of the Adviser, has served as co-portfolio manager of the Fund since September 2008.

Jeremiah H. Chafkin, President of the Adviser, has served as co-portfolio manager of the Fund since September 2008.

Robert S. Rickard, Senior Vice President and head of Portfolio Management and Trading of the Subadviser, has served as co-portfolio manager of the Fund since September 2008.

Purchase and Sale of Fund Shares

Class Y shares of the Fund may be purchased by the following entities at the following investment minimums.

A minimum initial investment of $100,000 and the minimum subsequent investment of $100 for:

•	Other mutual funds, endowments, foundations, bank trust departments or trust companies.

There is no initial or subsequent investment minimum for:

•

Wrap Fee Programs of certain broker-dealers, the Advisers or Natixis Distributors, L.P. (the “Distributor”). Such wrap fee programs may be subject to additional or different conditions, including a wrap account fee. Each broker-dealer is responsible for transmitting to its customer a schedule of fees and other information regarding any such conditions.

•	Retirement Plans such as 401(a), 401(k) or 457 plans.

•	Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund as set forth above.

•	Registered Investment Advisers investing on behalf of clients in exchange for an advisory, management or consulting fee.

Due to operational limitations at your financial intermediary, certain wrap fee programs, retirement plans, individual retirement accounts and accounts of registered investment advisers may be subject to the investment minimums described above. Please consult your financial representative for more information.

At the discretion of Natixis Asset Management Advisors, L.P. (“Natixis Advisors”), clients of Natixis Advisors and its affiliates may purchase Class Y shares of the Fund below the stated minimums.

Additionally, the following accounts may purchase Class Y shares with no initial or subsequent investment minimum:

•	Insurance Company Accounts of New England Financial, Metropolitan Life Insurance Company (“MetLife”) or their affiliates.

•	Deferred Compensation Plan Accounts of New England Life Insurance Company (“NELICO”), MetLife or their affiliates (“Deferred Compensation Accounts”).

•	Separate Accounts of New England Financial, MetLife or their affiliates.

10

FUND SUMMARY

The Fund’s shares are available for sale through your investment dealer, directly from the Fund by writing to the Funds at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire or through the Automated Clearing House system. The Fund’s shares are redeemable on any business day through your investment dealer, directly from the Fund by writing to the Funds at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, through the Automated Clearing House system, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan.

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gain unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Distributions by the Fund to retirement plans and other investors that qualify for tax-exempt treatment under U.S. federal income tax law generally will not be taxable, although distributions by retirement plans to their participants may be taxable.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

11

FUND SUMMARY

Gateway Fund

Investment Goal

The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments.

Fund Fees & Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Redemption fees	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class Y
Management fees	0.65%
Distribution and/or service (12b-1) fees	0.00%
Other expenses	%
Total annual fund operating expenses	%
Fee reduction and/or expense reimbursement[1]	%
Total annual fund operating expenses after fee reduction and/or expense reimbursement	%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Reduction and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class Y
1 year	$
3 years	$
5 years	$
10 years	$

1	Gateway Investment Advisers, LLC (the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.70% of the Fund’s average daily net assets for Class Y shares, exclusive of certain expenses such as brokerage expenses, interest expense, taxes and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2011 and may be terminated only with the consent of the Fund’s Board of Trustees. The Fund’s Adviser will be permitted to recover, on a class by class basis, management fees reduced and/or expenses reimbursed to the extent that expenses in later periods fall below 0.70% of the Fund’s average daily net assets for Class Y shares. The Fund will not be obligated to repay any such reduced fees and expenses more than one year after the end of the fiscal year in which the fee/expense was reduced.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.

12

FUND SUMMARY

Investments, Risks and Performance

Principal Investment Strategies

Under normal circumstances, the Fund invests in a broadly diversified portfolio of common stocks, while also selling index call options. The Fund also buys index put options, which can protect the Fund from a significant market decline that may occur over a short period of time. The combination of the diversified stock portfolio, the cash flow from the sale of index call options and the downside protection from index put options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. The Fund typically invests in companies with small, medium or large market capitalizations. Equity securities purchased by the Fund may include U.S.-exchange-listed common stocks, American Depositary Receipts (ADRs), and interests in real estate investment trusts (REITs).

From time to time, the Fund may reduce its holdings of put options, resulting in an increased exposure to a market decline. The Fund may invest in foreign securities traded in U.S. markets (through ADRs or stocks traded in U.S. dollars). The Fund may also invest in other investment companies, including money market funds, to the extent permitted by the Investment Company Act of 1940 (the “1940 Act”). The Fund may enter into repurchase agreements and/or hold cash and cash equivalents. As a temporary defensive measure, the Fund may purchase U.S. government securities, certificates of deposit, commercial paper, bankers’ acceptance, and/or repurchase agreements or hold cash (U.S. Dollars, foreign currencies or multinational currency units) for temporary defensive purposes in response to adverse market, economic or political conditions, or, under normal circumstances, for purposes of liquidity. These investments may prevent the Fund from achieving its investment objective.

The Fund not only strives for the majority of the returns associated with equity market investments, but also returns in excess of those available from other investments comparable in volatility. With its core investment in equities, the Fund is significantly less vulnerable to fluctuations in value caused by interest rate volatility, a risk factor present in both fixed income and “hybrid investments” (blends of equity and short-term fixed income), although the Fund expects to generally have lower long-term returns than a portfolio consisting solely of equity securities. The Fund intends that its index option-based risk management strategy will limit the volatility inherent in equities while sacrificing less of the higher equity returns than hybrid investments.

Principal Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Correlation Risk: The effectiveness of the Fund’s index option-based risk management strategy may be reduced if the performance of the Fund’s equity portfolio does not correlate to that of the index underlying its option positions.

Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Equity securities may include common stocks, preferred stocks, warrants, securities convertible into common and preferred stocks and other equity-like interests in an entity. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds and preferred stock generally take precedence over the claims of those who own common stock.

Foreign Securities Risk: The Fund’s investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions.

Options Risk: The value of the Fund’s positions in index options could fluctuate in response to changes in the value of the underlying index. Writing index call options can reduce the risk of owning stocks, but it limits the opportunity to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option. The Fund also risks losing all or part of the cash paid for purchasing index put options. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund’s option strategies, and for these and other reasons the Fund’s option strategies may not reduce the Fund’s volatility to the extent desired.

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FUND SUMMARY

REITs Risk: Investments in the real estate industry, including REITs, are particularly sensitive to economic downturns and are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents and the management skill and creditworthiness of the issuer. Many REITs are heavily leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Risk/Return Bar Chart and Table

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year and ten-year periods compare with those of a broad measure of market performance and a measure of the performance of investment-grade bonds with one- to ten-year maturities. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.funds.natixis.com and/or by calling the Fund toll-free at 800-225-5478. The returns shown in the bar chart and the table for periods before February 15, 2008 reflect the performance of the Fund’s predecessor (the “Predecessor Fund”), adjusted to reflect certain of the Fund’s fees and expenses as of the date of the Reorganization.

The table below shows how average annual total returns for the Class Y shares of the Fund (before and after taxes) for the one-year, five-year and ten-year periods compare to those of the Standard and Poor’s 500 Index (“S&P 500 Index”) and the Barclays Capital U.S. Aggregate Bond Index. The S&P 500 Index is a popular indicator of the performance of the large capitalization sector of the U.S. stock market. The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of investment-grade bonds with one- to ten-year maturities issued by the U.S. government, its agencies and U.S. corporations. The Fund’s total returns reflect the expenses of the Fund’s Class Y shares.

Average Annual Total Returns (for the periods ended December 31, 2009)	Past 1 Year	Past 5 Years	Past 10 Years
Gateway Fund Class Y - Return Before Taxes	%	%	%
Return After Taxes on Distributions	%	%	%
Return After Taxes on Distributions & Sales of Fund Shares	%	%	%
S&P 500 Index	26.46%	0.42%	-0.95%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	6.33%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

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FUND SUMMARY

Management

Investment Adviser

Gateway Investment Advisers, LLC

Portfolio Managers

J. Patrick Rogers, CFA, president and CEO of the Adviser, has served as co-portfolio manager of the Fund (including the Predecessor Fund) since December 2006. Mr. Rogers was previously portfolio manager from 1997 to December 2006 and prior to that co-portfolio manager from 1994.

Paul R. Stewart, CFA, senior vice president and chief investment officer of the Adviser, has served as co-portfolio manager of the Fund (including the Predecessor Fund) since December 2006.

Michael T. Buckius, CFA, senior vice president and portfolio manager of the Adviser, has served as co-portfolio manager of the Fund since June 2008.

Purchase and Sale of Fund Shares

Class Y shares of the Fund may be purchased by the following entities at the following investment minimums.

A minimum initial investment of $100,000 and the minimum subsequent investment of $100 for:

•	Other mutual funds, endowments, foundations, bank trust departments or trust companies.

There is no initial or subsequent investment minimum for:

•

Wrap Fee Programs of certain broker-dealers, the Advisers or Natixis Distributors, L.P. (the “Distributor”). Such wrap fee programs may be subject to additional or different conditions, including a wrap account fee. Each broker-dealer is responsible for transmitting to its customer a schedule of fees and other information regarding any such conditions.

•	Retirement Plans such as 401(a), 401(k) or 457 plans.

•	Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund as set forth above.

•	Registered Investment Advisers investing on behalf of clients in exchange for an advisory, management or consulting fee.

Due to operational limitations at your financial intermediary, certain wrap fee programs, retirement plans, individual retirement accounts and accounts of registered investment advisers may be subject to the investment minimums described above. Please consult your financial representative for more information.

At the discretion of Natixis Asset Management Advisors, L.P. (“Natixis Advisors”), clients of Natixis Advisors and its affiliates may purchase Class Y shares of the Fund below the stated minimums.

Additionally, the following accounts may purchase Class Y shares with no initial or subsequent investment minimum:

•	Insurance Company Accounts of New England Financial, Metropolitan Life Insurance Company (“MetLife”) or their affiliates.

•	Deferred Compensation Plan Accounts of New England Life Insurance Company (“NELICO”), MetLife or their affiliates (“Deferred Compensation Accounts”).

•	Separate Accounts of New England Financial, MetLife or their affiliates.

The Fund’s shares are available for sale through your investment dealer, directly from the Fund by writing to the Funds at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire or through the Automated Clearing House system. The Fund’s shares are redeemable on any business day through your investment dealer, directly from the Fund by writing to the Funds at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, through the Automated Clearing House system, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan.

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gain unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Distributions by the Fund to retirement plans and other investors that qualify for tax-exempt treatment under U.S. federal income tax law generally will not be taxable, although distributions by retirement plans to their participants may be taxable.

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FUND SUMMARY

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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INVESTMENT GOALS, STRATEGIES AND RISKS

More Information About the Funds

ASG Diversifying Strategies Fund

Investment Goal

The Fund pursues an absolute return strategy that seeks to provide capital appreciation. The secondary goal of the Fund is to achieve these returns while maintaining a low or negative correlation over time with the returns of major equity indices. The investment goals are non-fundamental and may be changed without shareholder approval. The Fund will provide 60 days’ prior notice to shareholders before changing the investment goals.

Principal Investment Strategies

The Fund seeks to generate positive absolute returns over time rather than track the performance of any particular index. In selecting investments for the Fund, the Adviser uses multiple quantitative investment models and strategies (for example, relative value fixed income strategies and multi-market trend strategies) each of which has an absolute return objective. Each model and strategy may involve a broad range of market exposures. The Adviser uses quantitative and qualitative judgments in the determination of weighting among the models and strategies. Although the Fund seeks positive absolute returns over time, it is likely that the Fund’s investment returns may be volatile over short periods of time. The Fund may outperform the overall securities market during periods of flat or negative market performance and may underperform during periods of strong market performance. There can be no assurance that the Fund’s returns over time or during any period will be positive or that the Fund will outperform the overall security markets over time or during any particular period.

Under normal market conditions, the Adviser typically will make extensive use of a variety of derivative instruments, in particular futures and forward contracts, to capture the exposures suggested by its absolute return strategies while also adding value through volatility management and correlation management. These market exposures, which are expected to change over time, may include, for example, exposures to the returns of equity and fixed income securities, currencies and commodities. The Adviser will scale the notional exposure of the Fund’s futures and currency forward positions with the objective of targeting a relatively stable level of annualized volatility for the Fund’s overall portfolio. The Adviser may also use exchange-traded futures contracts on broad U.S. or international equity indices to decrease any undesired correlation with the returns of the major equity indices. The Adviser will have great flexibility to allocate the Fund’s derivatives exposure among various securities, indices, currencies, commodities and other instruments, and the amount of the Fund’s assets that may be allocated to derivative strategies and among these various instruments is expected to vary over time. When buying and selling securities and other instruments for the Fund, and in determining the amount of assets to be allocated to the Money Market Portion (as defined below), the Adviser will also consider the following factors: (i) the Fund’s obligations under its various derivative positions; (ii) redemption requests; (iii) yield management; (iv) credit management and (v) volatility management. The Fund may invest in non-U.S. securities and instruments and securities and instruments traded outside the United States and expects to engage in non-U.S. currency transactions.

Under normal market conditions, it is expected that no more than 25% of the Fund’s total assets will be dedicated to initial and variation margin payments relating to the Fund’s derivative transactions. The notional value of the Fund’s derivative investments, however, will generally exceed 25% of the Fund’s total assets. Under normal market conditions, the Fund expects to invest no less than 75% of its total assets in money market and other short-term, high quality securities managed by the Subadviser (the “Money Market Portion”). The Adviser will determine the percentage of the Fund’s assets that will be invested in the Money Market Portion at any time. The assets allocated to the Money Market Portion will be used primarily to support the Fund’s investments in derivatives and similar instruments and, secondarily, to provide the Fund with incremental income. Although the Fund will invest a significant portion of its assets in money market instruments, the Fund is not a “money market” fund and the value of the Money Market Portion as well as the value of the Fund’s shares may decrease. The Fund is not subject to the portfolio quality, maturity and net asset value requirements applicable to money market funds, and the Fund will not seek to maintain a stable net asset value.

The Subadviser will only invest the assets of the Money Market Portion in high quality securities which are denominated in U.S. dollars, and will select securities for investment based on various factors, including the security’s maturity and rating. The Subadviser will invest primarily in (i) short-term obligations issued or guaranteed by the United States Government, its agencies or instrumentalities (“U.S. Government Obligations”); (ii) securities issued by foreign governments, their political subdivisions, agencies or instrumentalities; (iii) certificates of deposit, time deposits and bankers’ acceptances issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks; (iv) variable amount master demand notes; (v) participation interests in loans extended by banks to companies; (vi) commercial paper or similar debt obligations; and (vii) repurchase agreements.

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INVESTMENT GOALS, STRATEGIES AND RISKS

Although the Fund does not intend to invest in physical commodities directly, the Fund does expect to obtain investment exposure to commodity-related derivatives through a wholly-owned subsidiary organized under the laws of a non-U.S. jurisdiction that will make commodity-related investments (the “Commodity Subsidiary”). Under normal market conditions, no more than 10% of the Fund’s total assets will be dedicated to initial and variation margin payments relating to these transactions.

The Fund may concentrate its investments in the financial services industry, which means it will normally invest at least 25% of its total assets in securities and other obligations of issuers in such industry.

The Fund may engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund’s return, and realization of greater short-term capital gains, distributions of which are taxable to shareholders who are individuals as ordinary income. Trading costs and tax effects associated with frequent trading may adversely affect the Fund’s performance. The Fund’s portfolio turnover rate disclosed in its financial statement may appear relatively low even when its actual trading in derivatives (and the associated costs) is relatively active and frequent.

The percentage limitations set forth in this Fund summary are not investment restrictions and the Fund may exceed these limits from time to time. As a temporary defensive measure, the Fund may hold any portion of its assets in cash (U.S. Dollars, foreign currencies or multinational currency units) and/or invest in money market instruments or high quality debt securities and take other defensive positions as the Adviser deems appropriate. The Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment goals.

Principal Investment Risks

The Fund has principal investment strategies that come with inherent risks. The principal risks of investing in the Fund are described in the Fund Summary under “Principal Investment Risks.” The Fund does not represent a complete investment program. In addition to the risks found in the Fund Summary, the following is a list of risks to which the Fund may be subject because of its investments in various types of securities or engagement in various practices. Because of the Fund’s extensive use of derivative instruments, the Fund will be subject to many of the risks below indirectly through its derivative transactions rather than directly through investment in the actual securities themselves. For example, to the extent the Fund enters into a futures contract on an equity index, the Fund will be subject to “equity securities” risk.

Allocation and Correlation Risk

This is the risk that the Adviser’s judgments about, and allocations between, asset classes and market exposures may adversely affect the Fund’s performance. This risk can be increased by the use of derivatives to increase allocations to various market exposures. This is because derivatives can create investment leverage, which will magnify the impact to the Fund of its investment in any underperforming market exposure. In addition, the Adviser’s judgment about the correlation of various market exposures to the returns of major equity indices (and to each other) may be incorrect, adversely affecting performance. This risk may be particularly acute during periods of market turmoil, when previously uncorrelated asset classes and market exposures often become more correlated. There is no guarantee that the Adviser will be successful in managing correlation with major equity indices, and, as a result, the Fund’s returns may be correlated with major equity indices to a greater extent than desired during any period and over time. Furthermore, because the Fund intends to maintain a low to negative correlation to the returns of major equity indices, during periods when returns in such markets increase, the Fund’s returns will not necessarily reflect the increase.

Credit/Counterparty Risk

Credit risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Below investment grade fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments. Foreign securities may be subject to increased credit risk because of the potential difficulties of requiring foreign entities to honor their contractual commitments.

The Fund will be subject to credit risks with respect to the counterparties of its derivative transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with over-the-counter (“OTC”) derivative transactions, such as foreign currency transactions. As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its direct counterparties will not perform their obligations under the transactions and that the Fund will sustain losses or be unable to realize gains.

Commodity Risk

This is the risk that exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of physical commodities or commodity-linked derivative instruments may be affected by changes in overall market movements, commodity price volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

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INVESTMENT GOALS, STRATEGIES AND RISKS

Concentrated Investment Risk

The Fund is particularly vulnerable to events affecting companies in the financial services industry because the Fund concentrates its investments in securities and other obligations of issuers in such industry. Examples of risks affecting the financial services industry include changes in governmental regulation, issues relating to the availability and cost of capital, changes in interest rates and/or monetary policy and price competition. In addition, financial services companies are often more highly leveraged than other companies, making them inherently riskier. As a result, the Fund’s shares may rise and fall in value more rapidly and to a greater extent than shares of a fund that do not concentrate or focus in a particular industry or economic sector. The financial services industry has recently experienced high volatility and a number of issuer failures and the value of many of these securities has significantly declined. As a result, the risk associated with investing in the Fund may be increased as compared to a fund that does not concentrate in the financial services industry.

Currency Risk

This is the risk that fluctuations in exchange rates between the U.S. dollar and foreign currencies and between various foreign currencies may cause the value of the Fund’s investments to decline. The market for some (or all) currencies may from time to time have low trading volume and become illiquid, which may prevent the Fund from effecting positions or from promptly liquidating unfavorable positions in such markets, thus subjecting the Fund to substantial losses.

Derivatives Risk

Derivatives are financial contracts whose value depends upon or is derived from the value of an underlying asset, reference rate or index. Examples of derivatives include futures contracts, swaps and forward transactions. The Fund expects to make extensive use of derivative transactions, and anticipates that the majority of its returns will be attributable to its derivative transactions. Therefore, the performance of the Fund will depend to a great extent on the success of the Adviser’s derivative strategies. This use of derivatives for these purposes entails greater risk than using derivatives solely for hedging purposes. The Fund’s use of derivatives involves other risks, such as the credit risk relating to the other party to a derivative contract, the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices and the risk of losing more than the initial margin required to initiate derivatives positions. In addition, although the Adviser will attempt to ensure that at all times the Fund has sufficient liquid assets to cover its obligations under its derivative contracts, these obligations will often be volatile and it is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. When a derivative is used as a hedge against an offsetting position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. Futures and forward currency contracts are derivatives and may be subject to this type of risk.

Equity Securities Risk

You may lose money on your investment due to unpredictable drops in a stock’s value or periods of below-average performance in a given stock or industry or in the stock market as a whole. Equity securities may include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and other equity-like interests in an entity. Common stocks represent an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds and preferred stock generally take precedence over the claims of those who own common stock. Equity securities may take the form of stock in corporations, limited partnership interests or interests in limited liability companies, real estate investment trusts (“REITs”) or other trusts and other similar securities.

Foreign Securities Risk

This is the risk associated with investments in issuers located in foreign countries. The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of issuers and a small number of securities. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments can cause the value of the Fund’s non-U.S. investments to decline. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire foreign investment. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets. These risks also apply to securities of foreign issuers traded in the United States or through depositary receipt programs such as American Depositary Receipts.

Interest Rate Risk

This is the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities, such as bonds, notes, asset-backed securities and other income-producing securities and derivatives. Fixed-income securities are obligations of the issuer to make payments of principal and/or interest on future dates. Increases in interest rates may cause the value of the Fund’s

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INVESTMENT GOALS, STRATEGIES AND RISKS

investments to decline. Generally, the value of fixed-income securities, including short-term fixed-income securities, rises when prevailing interest rates fall and falls when interest rates rise. A significant change in interest rates could cause the Fund’s share price (and the value of your investment) to change.

Issuer Risk

The value of the Fund’s investments may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Leverage Risk

This is the risk associated with securities or practices (e.g., borrowing and the use of certain derivatives) and investment in certain types of derivatives that multiply small index or market movements into larger changes in value. Use of derivative instruments may involve leverage. Leverage magnifies the potential for gain and the risk of loss. As a result, a relatively small decline in the value of the underlying investments could result in a relatively large loss. Although the Adviser will seek to manage the Fund’s risk from the leverage associated with derivative investments by closely monitoring the volatility of such investments, the Adviser may not be successful in this respect.

Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or at the time desired. A lack of liquidity may also cause the value of investments to decline. Derivatives and securities that involve substantial interest rate or credit risk tend to involve greater liquidity risk. In addition, liquidity risk tends to increase to the extent the Fund invests in securities whose sale may be restricted by law or by contract, such as Rule 144A securities. Investment in derivatives may be especially illiquid when compared to other securities, especially during periods of market stress. Similarly, the market for money market and similar instruments may become illiquid, at certain times. At these times, it may be difficult to sell securities. Illiquid investments may also be difficult to value.

Management Risk

Management risk is the risk that the Adviser’s or Subadviser’s investment techniques could fail to achieve the Fund’s objective and could cause your investment in the Fund to lose value. The Fund is subject to management risk because the Fund is actively managed. The Adviser and Subadviser will apply their investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that such decisions will produce the desired results. For example, securities that the Adviser or Subadviser expect to appreciate in value may, in fact, decline. Similarly, in some cases, derivative and other investment techniques may be unavailable or the Adviser or Subadviser may determine not to use them, even under market conditions where their use could have benefited the Fund. The Adviser’s judgments about the weightings among various models and strategies may be incorrect, adversely affecting performance.

Market Risk

This is the risk that the value of the Fund’s investments will change as financial markets fluctuate and that prices overall may decline. The value of a company’s securities may fall as a result of factors that directly relate to that company, such as decisions made by its management or lower demand for the company’s products or services. A security’s value also may fall because of factors affecting not just the company, but companies in its industry or in a number of different industries, such as increases in production costs. In addition, the value of the Fund’s derivative investments may fall even when the value of the securities markets is rising. The value of a company’s securities also may be affected by changes in financial market conditions, such as changes in interest rates or currency exchange rates.

Valuation Risk

This is the risk that the Fund has valued certain securities at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid.

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INVESTMENT GOALS, STRATEGIES AND RISKS

ASG Global Alternatives Fund

Investment Goal

The Fund pursues an absolute return strategy that seeks to provide capital appreciation consistent with the return and risk characteristics of a diversified portfolio of hedge funds. The secondary goal of the Fund is to achieve these returns with less volatility than major equity indices. The investment goals are non-fundamental and may be changed without shareholder approval. The Fund will provide 60 days’ prior notice to shareholders before changing the investment goals.

Principal Investment Strategies

The Fund seeks to achieve long and short exposure to global equity, bond, currency and commodity markets through a wide range of derivative instruments and direct investments. Under normal market conditions, the Adviser typically will make extensive use of derivative instruments, in particular futures and forward contracts on global equity and fixed income securities, securities indices (including both broad- and narrow-based securities indices), currencies, commodities and other instruments. These investments are intended to provide the Fund with risk and return characteristics similar to those of a diversified portfolio of hedge funds.

The Fund seeks to generate absolute returns over time rather than track the performance of any particular index of hedge fund returns. In selecting investments for the Fund, the Adviser uses quantitative models to estimate the market exposures that drive the aggregate returns of a diverse set of hedge funds. These market exposures may include, for example, exposures to the returns of stocks, fixed income securities (including U.S. and non-U.S. government securities), currencies and commodities. In estimating these market exposures, the Adviser analyzes the returns of hedge funds included in one or more commercially available databases selected by the Adviser (for example, the Lipper TASS hedge fund database), and seeks to use a variety of derivative instruments to capture such exposures in the aggregate while adding value through dynamic allocation among market exposures and volatility management. The Adviser will have great flexibility to allocate the Fund’s derivatives exposure among various securities, indices, currencies, commodities and other instruments, and the amount of the Fund’s assets that may be allocated to derivative strategies and among these various instruments is expected to vary over time. When buying and selling securities and other instruments for the Fund, and in determining the amount of assets to be allocated to the Money Market Portion (as defined below), the Adviser will also consider the following factors: (i) the Fund’s obligations under its various derivative positions; (ii) redemption requests; (iii) yield management; (iv) credit management and (v) volatility management. The Fund will not invest directly in hedge funds. The Fund may invest in non-U.S. securities and instruments and securities, and instruments traded outside the United States, and expects to engage in non-U.S. currency transactions.

Under normal market conditions, it is expected that no more than 25% of the Fund’s total assets will be dedicated to initial and variation margin payments relating to the Fund’s derivative transactions. The notional value of the Fund’s derivative investments, however, will generally exceed 25% of the Fund’s assets. Under normal market conditions, the Fund expects to invest no less than 75% of its assets in money market and other short-term, high quality securities managed by the Subadviser (the “Money Market Portion”). The Adviser will determine the percentage of the Fund’s assets that will be invested in the Money Market Portion at any time. The assets allocated to the Money Market Portion will be used primarily to finance the Fund’s investments in derivatives and similar instruments and, secondarily, to provide the Fund with incremental income. Although the Fund will invest a significant portion of its assets in money market instruments, the Fund is not a “money market” fund and the value of the Money Market Portion as well as the value of the Fund’s shares may decrease. The Fund is not subject to the portfolio quality, maturity and net asset value requirements applicable to money market funds, and the Fund will not seek to maintain a stable net asset value.

The Subadviser will only invest the assets of the Money Market Portion in high quality securities which are denominated in U.S. dollars, and will select securities for investment based on various factors, including the security’s maturity and rating. The Subadviser will invest primarily in (i) short-term obligations issued or guaranteed by the United States Government, its agencies or instrumentalities (“U.S. Government Obligations”); (ii) securities issued by foreign governments, their political subdivisions or agencies or instrumentalities; (iii) certificates of deposit, time deposits and bankers’ acceptances issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks; (iv) variable amount master demand notes; (v) participation interests in loans extended by banks to companies; (vi) commercial paper or similar debt obligations and (vii) repurchase agreements.

Although the Fund does not intend to invest in physical commodities directly, the Fund may invest in commodity-related derivatives. The Fund’s commodity-related investments are made through a wholly-owned subsidiary organized under the laws of a non-U.S. jurisdiction (the “Commodity Subsidiary”). Under normal market conditions, no more than 10% of the Fund’s assets will be dedicated to initial and variation margin payments relating to these transactions.

The Fund may concentrate its investments in the financial services industry, which means it will normally invest at least 25% of its assets in securities and other obligations of issuers in such industry.

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INVESTMENT GOALS, STRATEGIES AND RISKS

The Fund may engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund’s return, and realization of greater short-term capital gains, distributions of which are taxable to shareholders who are individuals as ordinary income. Trading costs and tax effects associated with frequent trading may adversely affect the Fund’s performance. The Fund’s portfolio turnover rate disclosed in its financial statement may appear relatively low even when its actual trading in derivatives (and the associated costs) is relatively active and frequent.

The percentage limitations set forth in this Fund summary are not investment restrictions and the Fund may exceed these limits from time to time. As a temporary defensive measure, the Fund may hold any portion of its assets in cash (U.S. Dollars, foreign currencies or multinational currency units) and/or invest in money market instruments or high quality debt securities and take other defensive positions as the Adviser deems appropriate. The Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment goal.

Principal Investment Risks

The Fund has principal investment strategies that come with inherent risks. The principal risks of investing in the Fund are described in the Fund Summary under “Principal Investment Risks.” The Fund does not represent a complete investment program. In addition to the risks found in the Fund Summary, the following is a list of risks to which the Fund may be subject because of its investments in various types of securities or engagement in various practices. Because of the Fund’s extensive use of derivative instruments, the Fund will be subject to many of the risks below indirectly through its derivative transactions rather than directly through investment in the actual securities themselves. For example, to the extent the Fund enters into a futures contract on an equity index, the Fund will be subject to “equity securities” risk.

Credit/Counterparty Risk

Credit risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Below investment grade fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments. Foreign securities may be subject to increased credit risk because of the potential difficulties of requiring foreign entities to honor their contractual commitments.

The Fund will be subject to credit risks with respect to the counterparties of its derivative transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with over-the-counter (“OTC”) derivative transactions, such as foreign currency transactions. As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its direct counterparties will not perform their obligations under the transactions and that the Fund will sustain losses or be unable to realize gains.

Commodity Risk

This is the risk that exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of physical commodities or commodity-linked derivative instruments may be affected by changes in overall market movements, commodity price volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Concentrated Investment Risk

The Fund is particularly vulnerable to events affecting companies in the financial services industry because the Fund concentrates its investments in securities and other obligations of issuers in such industry. Examples of risks affecting the financial services industry include changes in governmental regulation, issues relating to the availability and cost of capital, changes in interest rates and/or monetary policy and price competition. In addition, financial services companies are often more highly leveraged than other companies, making them inherently riskier. As a result, the Fund’s shares may rise and fall in value more rapidly and to a greater extent than shares of a fund that do not concentrate or focus in a particular industry or economic sector. The financial services industry has recently experienced high volatility and a number of issuer failures and the value of many of these securities has significantly declined. As a result, the risk associated with investing in the Fund may be increased as compared to a fund that does not concentrate in the financial services industry.

Currency Risk

This is the risk that fluctuations in exchange rates between the U.S. dollar and foreign currencies and between various foreign currencies may cause the value of the Fund’s investments to decline. The market for some (or all) currencies may from time to time have low trading volume and become illiquid, which may prevent the Fund from effecting positions or from promptly liquidating unfavorable positions in such markets, thus subjecting the Fund to substantial losses.

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INVESTMENT GOALS, STRATEGIES AND RISKS

Derivatives Risk

Derivatives are financial contracts whose value depends upon or is derived from the value of an underlying asset, reference rate or index. Examples of derivatives include futures contracts, swaps and forward transactions. The Fund expects to make extensive use of derivative transactions, and anticipates that the majority of its returns will be attributable to its derivative transactions. Therefore, the performance of the Fund will depend to a great extent on the success of the Adviser’s derivative strategies. This use of derivatives for these purposes entails greater risk than using derivatives solely for hedging purposes. The Fund’s use of derivatives involves other risks, such as the credit risk relating to the other party to a derivative contract, the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices and the risk of losing more than the initial margin required to initiate derivatives positions. In addition, although the Adviser will attempt to ensure that at all times the Fund has sufficient liquid assets to cover its obligations under its derivative contracts, these obligations will often be volatile and it is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. When a derivative is used as a hedge against an offsetting position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. Futures and forward currency contracts are derivatives and may be subject to this type of risk.

Equity Securities Risk

You may lose money on your investment due to unpredictable drops in a stock’s value or periods of below-average performance in a given stock or industry or in the stock market as a whole. Equity securities may include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and other equity-like interests in an entity. Common stocks represent an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds and preferred stock generally take precedence over the claims of those who own common stock. Equity securities may take the form of stock in corporations, limited partnership interests or interests in limited liability companies, real estate investment trusts (“REITs”) or other trusts and other similar securities.

Foreign Securities Risk

This is the risk associated with investments in issuers located in foreign countries. The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of issuers and a small number of securities. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments can cause the value of the Fund’s non-U.S. investments to decline. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire foreign investment. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets. These risks also apply to securities of foreign issuers traded in the United States or through depositary receipt programs such as American Depositary Receipts.

Hedge Fund Risk

Hedge funds are typically unregulated private investment pools available only to sophisticated investors. They are often illiquid and highly leveraged. Although the Fund will not invest directly in hedge funds, because the Fund’s investments are intended to provide exposure to the factors that drive hedge fund returns, an investment in the Fund will be subject to many of the same risks associated with an investment in a diversified portfolio of hedge funds. Therefore, the Fund’s performance may be lower than the returns of the broader stock market and the Fund’s net asset value may fluctuate substantially over time.

Index/Tracking Error Risk

Although the Fund does not seek to track any particular index, the Fund seeks to analyze the factors that drive hedge fund returns, as determined by reference to one or more indices. These indices may not provide an accurate representation of hedge fund returns generally, and the Adviser’s strategy may not successfully identify or be able to replicate factors that drive returns. There is a risk that hedge fund return data provided by third party hedge fund index providers may be inaccurate or may not accurately reflect hedge fund returns due to survivorship bias, self-reporting bias or other biases. Even if an index does provide an accurate representation of hedge fund returns generally, the Fund’s performance may not match the returns of any such index during any period of time. For example, the Fund’s returns may differ from the returns of an index because of the inability of the Fund’s managers to replicate hedge fund returns (which are based on many different types of assets, including illiquid assets, that may not be available for investment by the Fund) using futures and forward contracts and because of differences in volatility between the Fund’s portfolio and the returns of the index. In addition, unlike an index, the Fund will be subject to a management fee and other Fund-level expenses. Therefore, the returns of the Fund may differ significantly from returns of hedge funds generally, or the returns of any particular index.

23

INVESTMENT GOALS, STRATEGIES AND RISKS

Interest Rate Risk

This is the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities, such as bonds, notes, asset-backed securities and other income-producing securities and derivatives. Fixed-income securities are obligations of the issuer to make payments of principal and/or interest on future dates. Increases in interest rates may cause the value of the Fund’s investments to decline. Generally, the value of fixed-income securities, including short-term fixed-income securities, rises when prevailing interest rates fall and falls when interest rates rise. A significant change in interest rates could cause the Fund’s share price (and the value of your investment) to change.

Issuer Risk

The value of the Fund’s investments may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Leverage Risk

This is the risk associated with securities or practices (e.g., borrowing and the use of certain derivatives) and investment in certain types of derivatives that multiply small index or market movements into larger changes in value. Use of derivative instruments may involve leverage. Leverage magnifies the potential for gain and the risk of loss. As a result, a relatively small decline in the value of the underlying investments could result in a relatively large loss. Although the Adviser will seek to manage the Fund’s risk from the leverage associated with derivative investments by closely monitoring the volatility of such investments, the Adviser may not be successful in this respect.

Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or at the time desired. A lack of liquidity may also cause the value of investments to decline. Derivatives and securities that involve substantial interest rate or credit risk tend to involve greater liquidity risk. In addition, liquidity risk tends to increase to the extent the Fund invests in securities whose sale may be restricted by law or by contract, such as Rule 144A securities. Investment in derivatives may be especially illiquid when compared to other securities, especially during periods of market stress. Similarly, the market for money market and similar instruments may become illiquid, at certain times. At these times, it may be difficult to sell securities. Illiquid investments may also be difficult to value.

Management Risk

Management risk is the risk that the Adviser’s or Subadviser’s investment techniques could fail to achieve the Fund’s objective and could cause your investment in the Fund to lose value. The Fund is subject to management risk because the Fund is actively managed. The Adviser and Subadviser will apply their investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that such decisions will produce the desired results. For example, securities that the Adviser or Subadviser expect may appreciate in value may in fact decline. Similarly, in some cases derivative and other investment techniques may be unavailable or the Adviser or Subadviser may determine not to use them, even under market conditions where their use could have benefited the Fund.

Market Risk

This is the risk that the value of the Fund’s investments will change as financial markets fluctuate and that prices overall may decline. The value of a company’s securities may fall as a result of factors that directly relate to that company, such as decisions made by its management or lower demand for the company’s products or services. A security’s value also may fall because of factors affecting not just the company, but companies in its industry or in a number of different industries, such as increases in production costs. In addition, the value of the Fund’s derivative investments may fall even when the value of the securities markets is rising. The value of a company’s securities also may be affected by changes in financial market conditions, such as changes in interest rates or currency exchange rates.

Valuation Risk

This is the risk that the Fund has valued certain securities at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid.

24

INVESTMENT GOALS, STRATEGIES AND RISKS

Gateway Fund

Investment Goal

The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments. The Fund’s investment objective is non-fundamental, which means that it may be changed without shareholder approval. The Fund will provide 60 days’ prior written notice to shareholders before changing the investment goal.

Principal Investment Strategies

Under normal circumstances, the Fund invests in a broadly diversified portfolio of common stocks, while also selling index call options and purchasing index put options. Writing index call options reduces the Fund’s volatility, provides steady cash flow and is an important source of the Fund’s return, although it also reduces the Fund’s ability to profit from increases in the value of its equity portfolio. The Fund also buys index put options, which can protect the Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as the prices of the stocks constituting the index decrease, and decreases as those stocks increase in price. The combination of the diversified stock portfolio, the steady cash flow from the sale of index call options and the downside protection from index put options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments.

The Fund may invest in companies with small, medium or large market capitalizations. Equity securities purchased by the Fund may include U.S. exchange-listed common stocks, ADRs, which are securities issued by a U.S. bank that represent interests in foreign equity securities, and interests in REITs. The Fund not only strives for the majority of the returns associated with equity market investments, but also returns in excess of those available from other investments comparable in volatility. Because, as described above, the Fund writes index call options and purchases index put options in addition to investing in equity securities, the Fund’s historical volatility has been closer to intermediate-to long-term fixed income investments (intermediate-term are those with approximately five-year maturities and long-term are those with maturities of ten or more years) and hybrid investments (blends of equity and short-term fixed income securities) than to equity investments. With its core investment in equities, the Fund is significantly less vulnerable to fluctuations in value caused by interest rate volatility, a risk factor present in both fixed income and “hybrid investments” (blends of equity and short-term fixed income), although the Fund expects to generally have lower long-term returns than a fund consisting solely of equity securities. The Fund intends that its index option-based risk management strategy will reduce the volatility inherent in equities while sacrificing less of the higher equity returns than hybrid investments. Thus, the Fund seeks to provide an efficient trade-off between risk and reward where risk is characterized by volatility or fluctuations in value over time.

The Fund’s investment strategies are described in more detail below.

Purchasing Stocks

The Fund invests in a diversified stock portfolio, generally consisting of approximately 200 to 400 stocks, designed to support the Fund’s index option-based risk management strategy as efficiently as possible while seeking to enhance the Fund’s total return. The Adviser uses a multi-factor quantitative model to construct the stock portfolio. The model evaluates approximately 9,000 equity securities to construct a portfolio of U.S.-exchange-traded equities that meets criteria and constraints established by the Adviser. Generally, the Adviser tries to minimize the difference between the performance of the stock portfolio and that of the index or indexes underlying the Fund’s option strategies while also considering other factors, such as predicted dividend yield. The Adviser monitors this difference and the other factors, and rebalances and adjusts the stock portfolio from time to time, by purchasing and selling stocks. The Adviser expects the portfolio to generally represent the broad U.S. equity market.

Writing Index Call Options

The Fund continuously writes index call options, typically on broad-based securities market indices, on the full value of its broadly diversified stock portfolio. As the seller of the index call option, the Fund receives cash (the “premium”) from the purchaser. The purchaser of an index call option has the right to any appreciation in the value of the index over a fixed price (the “exercise price”) on a certain date in the future (the “expiration date”). If the purchaser does not exercise the option, the Fund retains the premium. If the purchaser exercises the option, the Fund pays the purchaser the difference between the value of the index and the exercise price of the option. The premium, the exercise price and the value of the index determine the gain or loss realized by the Fund as the seller of the index call option. The Fund can also repurchase the call option prior to the expiration date, ending its obligation. In this case, the difference between the cost of repurchasing the option and the premium received will determine the gain or loss realized by the Fund.

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INVESTMENT GOALS, STRATEGIES AND RISKS

Purchasing Index Put Options

The Fund may buy index put options in an attempt to protect the Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as stock prices (and the value of the index) decrease and decreases as those stocks (and the index) increase in price. The Fund may not spend at any time more than 5% of its assets to purchase index put options.

Other Investments

The Fund may invest in foreign securities traded in U.S. markets (through ADRs or stocks traded in U.S. dollars). The Fund may also invest in other investment companies, including money market funds, to the extent permitted by the the 1940 Act. The Fund may enter into repurchase agreements and/or hold cash and cash equivalents.

Temporary Defensive Measure

As a temporary defensive measure, the Fund may purchase U.S. government securities, certificates of deposit, commercial paper, bankers’ acceptance, and/or repurchase agreements or hold cash (U.S. Dollars, foreign currencies or multinational currency units) for temporary defensive purposes in response to adverse market, economic or political conditions, or, under normal circumstances, for purposes of liquidity. These investments may prevent the Fund from achieving its investment objective.

Principal Investment Risks

The Fund has principal investment strategies that come with inherent risks. The principal risks of investing in the Fund are described in the Fund Summary under “Principal Investment Risks.” The Fund does not represent a complete investment program. In addition to the risks found in the Fund Summary, the following is a list of risks to which the Fund may be subject because of its investments in various types of securities or engagement in various practices.

Correlation risk

The effectiveness of the Fund’s index option-based risk management strategy may be reduced if the performance of the Fund’s equity portfolio does not correlate to that of the index underlying its option positions.

Equity securities risk

You may lose money on your investment due to unpredictable drops in the value of a security or periods of below-average performance in a given stock or the stock market as a whole. The value of the Fund’s investments in equity securities is subject to the risks of unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Small capitalization and emerging growth companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies, which could adversely effect the value of the Fund’s portfolio. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. Growth stocks may underperform value stocks during any given period. Value stocks present the risk that their lower valuations fairly reflect their business prospects or that other investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. Equity securities may include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and other equity-like interests in an entity. Common stocks represent an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds and preferred stock generally take precedence over the claims of those who own common stock. Equity securities may take the form of stock in corporations, limited partnership interests, interests in limited liability companies, REITs or other trusts and other similar securities.

Foreign securities risk

The Fund may invest in foreign securities traded in U.S. markets, including through ADRs. Foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets. The Fund’s investments in foreign securities may be subject to foreign withholding and other taxes. In that case, the Fund’s yield on those securities would be decreased. Settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a “failed settlement.” Failed settlements can result in losses to the Fund. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets.

Management Risk

The risk that a strategy used by the Fund’s portfolio managers may fail to produce the intended result.

26

INVESTMENT GOALS, STRATEGIES AND RISKS

Market Risk

The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions.

Options risk

The value of the Fund’s positions in index options fluctuates in response to changes in the value of the underlying index. Writing index call options reduces the risk of owning stocks, but it limits the opportunity to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option. The Fund also risks losing all or part of the cash paid for purchasing index put options. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund’s option strategies, and for these and other reasons the Fund’s option strategies may not reduce the Fund’s volatility to the extent desired. From time to time, the Fund may reduce its holdings of put options, resulting in an increased exposure to a market decline.

REITs Risk

The real estate industry is particularly sensitive to economic downturns. Securities of companies in the real estate industry, including REITs, are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or the securing mortgage loans held by the REIT. REITs are dependent upon cash flow from their investments to repay financing costs and also on the ability of the REITs’ managers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Additional Information Regarding the Fund’s Predecessor

The Fund acquired the assets and liabilities of the Predecessor Fund in a reorganization (the “Reorganization”) on February 15, 2008. The returns shown for periods prior to February 15, 2008 in the Risk/Return Bar Chart and Table in the Fund summary reflect the performance of the Predecessor Fund. Shareholders of the Predecessor Fund received Class A shares of the Fund in the Reorganization, which are offered in a separate prospectus. The Fund’s Class Y shares were not outstanding prior to the Reorganization. Although the Predecessor Fund’s shares and the Fund’s Class Y shares would have had substantially similar annual returns because the shares would have been invested in the same portfolio of securities, returns for Class Y would have been different to the extent their respective expenses differ. Performance for periods after the Reorganization reflects actual Class Y performance.

27

More About Risk

Each Fund has principal investment strategies that come with inherent risks. The following is a list of non-principal risks to which each Fund may be subject because of its investments in various types of securities or engagement in various practices.

Commodity Subsidiary Risk (ASG Funds only)

The risk associated with investing in a wholly-owned commodity subsidiary organized under the laws of a non-U.S. jurisdiction, such as the Commodity Subsidiary, which may indirectly expose the Fund to the risks associated with the subsidiary’s investments. The Commodity Subsidiary is not registered under the Investment Company Act of 1940 (the “1940 Act”), and unless otherwise noted, is not subject to all of the investor protections of the 1940 Act. However, the Commodity Subsidiary is wholly-owned and controlled by the Fund and therefore, it is unlikely that the Commodity Subsidiary will take action contrary to the interests of the Fund or its shareholders. In monitoring compliance with its investment restrictions, the Fund will consider the assets of the Commodity Subsidiary to be assets of the Fund. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Commodity Subsidiary, respectively, are organized, could negatively affect the Fund and its shareholders. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Commodity Subsidiary. If Cayman Islands law changes such that the Commodity Subsidiary is required to pay Cayman Islands taxes, the Fund shareholders may suffer decreased investment returns.

Emerging Markets Risk

The risk associated with investing in companies traded in developing securities markets, which may be smaller and have shorter operating histories than companies in developed markets. Emerging markets involve risks in addition to, and greater than, those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.

Inflation/Deflation Risk

Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the present value of future payments. Deflation risk is the risk that prices throughout the economy decline over time (the opposite of inflation). Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.

Information Risk

The risk that key information about a security or other instrument is inaccurate or unavailable.

Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or at the time desired. A lack of liquidity may also cause the value of investments to decline. Investment in derivatives may be especially illiquid when compared to other securities, especially during periods of market stress. Similarly, at certain times, the market for money market and similar instruments may become illiquid.

Mortgage-Related and Asset-Backed Securities Risk (ASG Funds only)

Mortgage-related securities, such as Government National Mortgage Association certificates or securities issued by the Federal National Mortgage Association, differ from traditional fixed-income securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. As a result, if the Fund purchases these assets at a premium, a faster-than-expected prepayment rate will reduce yield to maturity, and a slower-than-expected prepayment rate will increase yield to maturity. If the Fund purchases mortgage-related securities at a discount, faster-than-expected prepayments will increase, and slower-than-expected prepayments will reduce, yield to maturity. Prepayments, and resulting amounts available for reinvestment by the Fund, are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates. Accelerated prepayments on securities purchased at a premium may result in a loss of principal if the premium has not been fully amortized at the time of prepayment. These securities will generally decrease in value as a result of increases in interest rates, and they are likely to appreciate less than other fixed-income securities when interest rates decline because of the risk of prepayments.

28

MANAGEMENT TEAM

The market for mortgage-backed securities (and other asset-backed securities) has experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined. There can be no assurance that these markets will become more liquid or less volatile, and it is possible that the value of these securities could decline further. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Opportunity Risk

The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are invested in less profitable investments.

Political Risk

The risk of losses directly attributable to government or political actions.

Repurchase Agreement Risk

Under a repurchase agreement, a fund purchases a security and obtains a simultaneous commitment from the seller (a bank or, to the extent permitted by the 1940 Act, a recognized securities dealer) to repurchase the security at an agreed-upon price and date (usually seven days or less from the date of original purchase). The resale price is in excess of the purchase price and reflects an agreed-upon market rate of interest unrelated to the coupon rate on the purchased security. Such transactions afford the Fund the opportunity to earn a return on its cash at minimal market risk. There is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including possible declines in the value of the underlying security, possible reduced levels of income, inability to enforce rights and expenses involved in attempted enforcement. Repurchase agreements maturing in more than seven days may be considered illiquid securities.

U.S. Government Securities Risk

Investments in certain U.S. government securities may not be supported by the full faith and credit of the U.S. government. Accordingly, no assurance can be given that the U.S. government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, and it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such a case, the Fund would have to look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment, and the Fund may not be able to assert a claim against the U.S. government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment. Concerns about the capacity of the U.S. government to meet its obligations may raise the interest rates payable on its securities, negatively impacting the price of such securities already held by the Fund.

Valuation Risk

The risk that the Fund has valued certain securities at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments,such as derivatives, which may be illiquid or which may become illiquid.

Percentage Investment Limitations. Except as set forth in the SAI, the percentage limitations set forth in this Prospectus and the SAI apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

Portfolio Holdings

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the section “Portfolio Holdings Information” in each Fund’s SAI.

A “snapshot” of each Fund’s investments may be found in its annual and semiannual reports. In addition, a list of each Fund’s full portfolio holdings, which is updated monthly after an aging period of at least 7 days for the ASG Diversifying Strategies Fund and the ASG Global Alternatives Fund and 30 days for the Gateway Fund, is available on the Funds’ website www.funds.natixis.com/holdings. These holdings will remain accessible on the website until each Fund files its Form N-CSR or Form N-Q with the Securities and Exchange Commission (the “SEC”) for the period that includes the date of the information.

Meet the Funds’ Investment Advisers and Subadviser

The Natixis Funds family currently includes 24 mutual funds. The Natixis Funds family had combined assets of $32.1 billion as of December 31, 2009. Natixis Funds are distributed through Natixis Distributors, L.P. (the “Distributor”). This Prospectus covers the ASG Diversifying Strategies Fund, the ASG Global Alternatives Fund and the Gateway Fund (the “Funds” or each a “Fund”).

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MANAGEMENT TEAM

Advisers

AlphaSimplex Group, LLC (“AlphaSimplex”), located at One Cambridge Center, Cambridge, Massachusetts 02142, serves as the adviser to the ASG Diversifying Strategies Fund and the ASG Global Alternatives Fund.

AlphaSimplex was founded in 1999 and as of December 31, 2009, it serves as investment adviser or subadviser with respect to assets of $668 million (including notional assets covered by overlay strategies).

Gateway Investment Advisers, LLC (“Gateway”), located at 312 Walnut St., 35th Floor, Cincinnati, OH 45202-9834, serves as investment adviser to the Gateway Fund. Gateway had over $7 billion in assets under management at December 31, 2009.

Both AlphaSimplex and Gateway are subsidiaries of Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, L.P., an international asset management group based in Paris, France, that is in turn owned by Natixis, a French investment banking and financial services firm. Natixis is principally owned by BPCE, France’s second largest banking group. BPCE is owned by banks comprising two autonomous and complementary retail banking networks consisting of the Caisse d’Epargne regional savings banks and the Banque Populaire regional cooperative banks. An affiliate of the French Government is an investor in non-voting securities of BPCE and has limited, non-controlling representation on the supervisory board of BPCE as well as the right to convert certain shares into common equity of BPCE at a future time. The registered address of Natixis is 30, avenue Pierre Mendès France, 75013 Paris, France. The registered address of BPCE is 50, avenue Pierre Mendès France, 75013 Paris, France. Natixis US has 15 principal subsidiary or affiliated asset management firms that collectively had over $264.9 billion in assets under management as of December 31, 2009.

Subadviser

Reich & Tang, located at 600 Fifth Avenue, New York, New York 10020, serves as the subadviser to the ASG Diversifying Strategies Fund and the ASG Global Alternatives Fund. Reich & Tang is a limited liability company with 100% of its membership interest owned by Natixis US. Reich & Tang’s origins date back to 1970, and as of December 31, 2009, it is the investment manager, adviser or subadviser with respect to assets in excess of $[ ] billion.

The aggregate advisory and subadvisory fees to be paid by ASG Diversifying Strategies Fund and the ASG Global Alternatives Fund as a percentage of each Fund’s average daily net assets were     % and     %, respectively.

A discussion of the factors considered by the Board of Trustees in approving the Funds’ investment advisory agreements and sub-advisory agreement is available in each Fund’s semi-annual report for the period ended June 30, 2009.

Portfolio Trades

In placing portfolio trades, the Advisers and Subadviser may use brokerage firms that market each Fund’s shares or are affiliated with Natixis US and the Advisers. In placing trades, the Advisers and Subadviser will seek to obtain the best combination of price and execution, which involves a number of subjective factors. Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Board of Trustees.

Transactions with Other Investment Companies. Pursuant to SEC exemptive relief, each Fund may be permitted to invest its daily cash balances in shares of money market and short-term bond funds advised by Natixis Asset Management Advisors, L.P. (“Natixis Advisors”) or its affiliates (“Central Funds”). The Central Funds currently include the Money Market Fund and Daily Income Fund. Daily Income Fund is advised by Reich & Tang, and the Money Market Fund is advised by Natixis Advisors and subadvised by Reich & Tang. Because Natixis Advisors, Reich & Tang and AlphaSimplex are each subsidiaries of Natixis US, the Fund and the Central Funds may be considered to be related companies comprising a “group of investment companies” under the 1940 Act. The Fund may also make investments in related investment companies to the extent permitted by SEC regulation.

Pursuant to such exemptive relief, the Funds may also borrow and lend money for temporary or emergency purposes directly to and from other funds through an interfund credit facility (the “Credit Facility”). In addition to the Funds and the Central Funds, series of the following mutual fund groups may also be able to participate in the facility: Natixis Funds Trust I (except the CGM Advisor Targeted Equity Fund series), Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Harris Associates Investment Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and Gateway Trust. The advisers and subadvisers to these mutual funds currently include Natixis Advisors, Reich & Tang, Loomis, Sayles & Company, L.P., Absolute Asia Asset Management Limited, AEW Capital Management, L.P., AlphaSimplex, BlackRock Investment Management, LLC (“BlackRock”), Gateway Investment Advisers, LLC, Harris Associates L.P., Hansberger Global Investors, Inc. and Vaughan Nelson Investment Management, L.P. Each of these advisers and subadvisers (except for BlackRock) are subsidiaries of Natixis US and are thus “affiliated persons” under the 1940 Act by reason of being under common control by Natixis US. In addition, because the Funds, and other funds, are advised by firms that are affiliated with one another, they may be

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MANAGEMENT TEAM

considered to be related companies comprising a “group of investment companies” under the 1940 Act. The Central Funds will participate in the Credit Facility only as lenders. Participation in such an interfund lending program would be voluntary for both borrowing and lending funds, and a Fund would participate in an interfund lending program only if the Board of Trustees determined that doing so would benefit the Fund. Should a Fund participate in such an interfund lending program, the Board of Trustees would establish procedures for the operation of the program by the advisers or an affiliate. The Funds may engage in the transactions described above without further notice to shareholders. The Funds may also make investments in related investment companies to the extent permitted by SEC regulation.

Meet the Funds’ Portfolio Managers

The following persons have had primary responsibility for the day-to-day management of each indicated Fund’s portfolio since the date stated below.

AlphaSimplex

Andrew W. Lo - Dr. Lo founded AlphaSimplex in 1999 and currently serves as the firm’s Chief Investment Strategist. He is also Chairman of AlphaSimplex’s Investment Committee and a member of AlphaSimplex’s Risk Committee. Dr. Lo has been a co-portfolio manager of the ASG Global Alternatives Fund since September 2008 and the ASG Diversifying Strategies Fund since August 2009. Dr. Lo is the Harris & Harris Group Professor at Massachusetts Institute of Technology (“MIT”) and Director of MIT’s Laboratory for Financial Engineering.

Jeremiah H. Chafkin - Mr. Chafkin has served as President of AlphaSimplex since 2007. He is also a member of AlphaSimplex’s Investment Committee and Risk Committee. Mr. Chafkin has been a co-portfolio manager of the ASG Global Alternatives Fund since September 2008 and the ASG Diversifying Strategies since August 2009. From 2006 until November 2007, Mr. Chafkin was President and Chief Executive Officer of the U.S. division of Natixis Global Asset Management. Mr. Chafkin served as president of Charles Schwab Investment Management from 1999 until 2002. From 1999 until 2006, Mr. Chafkin was an Executive Vice President at Charles Schwab. Mr. Chafkin headed investment advice and research for Charles Schwab from 2002 until 2006.

Gateway

J. Patrick Rogers - Mr. Rogers joined Gateway Investment Advisers, Inc., general partner of Gateway Investment Advisers, L.P., the predecessor to the Adviser (the “Predecessor Adviser”), in 1989 and has been its chief executive officer since 2006, its president and a member of its board of directors since 1995, and its chief investment officer from 1995 through 2005. He has been the co-portfolio manager for the Fund since December 2006. Mr. Rogers was previously portfolio manager from 1997 to December 2006 and prior to that co-portfolio manager from 1994. Mr. Rogers received a BBA from the University of Notre Dame in 1986 and an MBA from Xavier University in 1994. Mr. Rogers was the president of The Gateway Trust, the predecessor to the current Gateway Trust (the “Predecessor Trust”), from January 1997 and a trustee of the Predecessor Trust from December 1998.

Paul R. Stewart - Mr. Stewart joined the Predecessor Adviser in 1995. He served as treasurer of the Predecessor Trust through 1999 and as chief financial officer of the Predecessor Adviser through 2003. He became a senior vice president of the Predecessor Adviser and began working in the area of portfolio management in 2000. Mr. Stewart was appointed chief investment officer of the Predecessor Adviser in January 2006. He served as co-portfolio manager of the Fund since December 2006. Mr. Stewart received a BBA from Ohio University in 1988.

Michael T. Buckius - Mr. Buckius joined the Predecessor Adviser in 1999 and holds the positions of senior vice president and portfolio manager. He has been a co-portfolio manager of the Fund since June 2008 and serves as co-portfolio manager of three funds sub-advised by the Adviser. Mr. Buckius holds a B.A. and M.B.A. in Finance from Loyola College in Baltimore.

Reich & Tang

Robert S. Rickard - Mr. Rickard is a Senior Vice President of Reich & Tang, and head of Portfolio Management and Trading for the Reich & Tang Funds division, which specializes in cash management strategies. Mr. Rickard has been a co-portfolio manager of the ASG Global Alternatives Fund since September 2008 and the ASG Diverisfying Strategies Fund since August 2009. Mr. Rickard has focused on the management of short-term assets since joining Reich & Tang’s investment staff in 1992. Mr. Rickard holds a Master of Business Administration degree in Finance from Pace University and a Bachelor of Science in Accounting from Siena College.

Please see the Funds’ SAI for information on portfolio manager compensation, other accounts under management by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

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FUND SERVICES

Investing in the Funds

Compensation to Securities Dealers

The Distributor, the Funds’ advisers and their affiliates may, out of their own resources, which generally come directly or indirectly from fees paid by the Fund, make payments to certain dealers and other financial intermediaries that satisfy certain criteria established from time to time by the Distributor. Payments may vary based on sales, the amount of assets a dealer’s or intermediary’s clients have invested in the Fund, and other factors. These payments may also take the form of sponsorship of seminars or informational meetings or payments for attendance by persons associated with a dealer or intermediary at informational meetings. The Distributor and its affiliates may also make payments for recordkeeping and other transfer agency-related services to dealers and intermediaries that sell Fund shares.

The payments described in this section, which may be significant to the dealers and the financial intermediaries, may create an incentive for a dealer or financial intermediary or their representatives to recommend or sell shares of a particular fund or share class over other mutual funds or share classes. Additionally, these payments may result in the Funds’ receiving certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments, including placement on a sales list, including a preferred or select sales list, or in other sales programs. These payments may create potential conflicts of interest between an investor and a dealer or other financial intermediary who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial representative and review carefully any disclosure by the dealer or other financial intermediary as to what monies it receives from mutual fund advisers and distributors, as well as how your financial representative is compensated. Please see the SAI for additional information about payments made by the Distributor and its affiliates to dealers and intermediaries. Please also contact your dealer or financial intermediary for details about payments it may receive.

It’s Easy to Open an Account

To Open an Account with Natixis Funds:

1.	Read this Prospectus carefully. Each Fund is generally available for purchase in the U.S., Puerto Rico, Guam and the U.S. Virgin Islands. Except to the extent otherwise permitted by the Distributor, the Funds will only accept accounts from U.S. citizens with a U.S. address or resident aliens with a U.S. address and a U.S. taxpayer identification number.

2.	Determine how much you wish to invest. See the information regarding investment minimums for various types of accounts in the section “Purchase and Sale of Fund Shares.”

3.	You should contact Natixis Funds at 800-225-5478 for an application or if you have any questions about purchasing Fund shares.

4.	Use the sections of this Prospectus that follow as your guide for purchasing shares.

Certificates

Certificates will not be issued for any class of shares.

Buying Shares

Except to the extent otherwise permitted by the Distributor, the Funds will only accept investments from U.S. citizens with a U.S. address or resident aliens with a U.S. address and a U.S. taxpayer identification number.

	Opening an Account	Adding to an Account
Through Your Investment Dealer	• Call your investment dealer for information about opening or adding to an account. Dealers may also charge you a processing or service fee in connection with the purchase of Fund shares.

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	Opening an Account	Adding to an Account

By Mail

•    Make out a check in U.S. dollars for the investment amount, payable to “Natixis Funds.” Third party checks, “starter” checks and credit card convenience checks will not be accepted.

•    Mail the check with your completed application to Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, or the overnight address, 330 West 9th Street, Kansas City, MO 64105-1514.

•    Shares purchased by check are redeemable although the Fund may withhold payment until the purchase check has cleared. See the section “Selling Restrictions.”

•    Make out a check in U.S. dollars for the investment amount, payable to “Natixis Funds.” Third party checks, “starter” checks and credit card convenience checks will not be accepted.

•    Complete the investment slip from an account statement or include a letter specifying the Fund name, your class of shares, your account number and the registered account name(s).

•    Shares purchased by check are redeemable although the Fund may withhold payment until the purchase check has cleared. See the section “Selling Restrictions.”

By Exchange (See the section “Exchanging Shares” for more details.)	• Call your investment dealer or Natixis Funds at 800-225-5478 to obtain a current prospectus for the Fund into which you are exchanging. • Call Natixis Funds to request an exchange.	• Call your investment dealer or Natixis Funds at 800-225-5478 to request an exchange.

By Wire	• Opening an account by wire is not available.

•    Instruct your bank to transfer funds to State Street Bank & Trust Company, ABA #011000028, and DDA #99011538.

•    Specify the Fund name, your class of shares, your account number and the registered account name(s). Your bank may charge you for such a transfer.

Through Automated Clearing House (“ACH”)	• Although you cannot open an account through ACH, you may add this feature by selecting it on your account application. • Ask your bank or credit union whether it is a member of the ACH system.

•    Call Natixis Funds at 800-225-5478 to add shares to your account through ACH.

•    If you have not signed up for the ACH system, please call Natixis Funds (or visit www.funds.natixis.com) for a Service Options Form. A medallion signature guarantee may be required.

•    Shares purchased through ACH may not be available immediately for redemption. See the section “Selling Restrictions.”

Selling Shares

To Sell Some or All of Your Shares

Certain restrictions may apply. Investments made by check or through ACH may not be available immediately for redemption. See the section “Restrictions on Buying, Selling and Exchanging Shares.” Generally, a transaction fee will be charged for expedited payment of redemption proceeds of $5.50 for wire transfers, $50 for international wire transfers or $20.50 for overnight delivery. These fees are subject to change.

Through Your Investment Dealer	• Call your investment dealer for information. Dealers may also charge you a processing or service fee in connection with the redemption of Fund shares.

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By Mail

•     Write a letter to request a redemption. Specify the name of your fund, class of shares, account number, the exact registered account name(s), the number of shares or the dollar amount to be redeemed and the method by which you wish to receive your proceeds. Additional materials may be required. See the section “Selling Shares in Writing.”

•     The request must be signed by all of the owners of the shares and must include the capacity in which they are signing, if appropriate.

•     Mail your request by regular mail to Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579 or by registered, express or certified mail to Natixis Funds, 330 West 9th Street, Kansas City, MO 64105-1514.

•     Your proceeds will be delivered by the method chosen in your letter. Proceeds delivered by mail will generally be mailed to you within three business days after the request is received in good order, although it may take longer. See the section “Selling Restrictions.”

By Exchange (See the section “Exchanging Shares” for more details.)

•     Obtain a current prospectus for the fund into which you are exchanging by calling your investment dealer or Natixis Funds at 800-225-5478 or visit www.funds.natixis.com.

•     Call Natixis Funds to request an exchange.

By Wire

•     Complete the “Bank Information” section on your account application.

•     Call Natixis Funds at 800-225-5478 or indicate in your redemption request letter (see above) that you wish to have your proceeds wired to your bank.

•     Proceeds will generally be wired on the next business day, although it may take longer. See the section “Selling Restrictions”. A wire fee will be deducted from the proceeds. Your bank may charge you a fee to receive the wire.

Through ACH

•     Ask your bank or credit union whether it is a member of the ACH system.

•     Complete the “Bank Information” section on your account application.

•     If you have not signed up for the ACH system on your application, please call Natixis Funds at 800-225-5478 for a Service Options Form. A medallion signature guarantee may be required to add this privilege.

•     Call Natixis Funds to request an ACH redemption.

•     Proceeds will generally arrive at your bank within three business days, although it may take longer. See the section “Selling Restrictions.”

By Telephone

•     Call Natixis Funds at 800-225-5478 to choose the method you wish to use to redeem your shares. You may receive your proceeds by mail, by wire or through ACH (see above), subject to certain restrictions. See the section “Selling Restrictions.”

By Systematic Withdrawal Plan (See the section “Additional Investor Services” for more details.)

•     Call Natixis Funds at 800-225-5478 or your financial representative for more information.

•     Because withdrawal payments may have tax consequences, you should consult your tax adviser before establishing such a plan.

Selling Shares in Writing

If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations, we also may require a medallion signature guarantee or additional documentation.

A medallion signature guarantee protects you against fraudulent orders and is necessary if:

•	your address of record or bank account information has been changed within the past 30 days;

•	you are selling more than $100,000 worth of shares and you are requesting the proceeds by check;

•	a proceeds check for any amount is either mailed to an address other than the address of record or not payable to the registered owner(s); or

•	the proceeds are sent by check, wire or in some circumstances ACH to a bank account whose owner(s) do not match the owner(s) of the fund account.

A notary public cannot provide a medallion signature guarantee. The Funds will only accept medallion signature guarantees bearing the STAMP2000 Medallion imprint. A medallion signature guarantee can be obtained from one of the following sources:

•	a financial representative or securities dealer;

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•	a federal savings bank, cooperative or other type of bank;

•	a savings and loan or other thrift institution;

•	a credit union; or

•	a securities exchange or clearing agency.

In some situations additional documentation may be necessary. Please contact your financial representative or Natixis Funds regarding documentation requirements.

Exchanging Shares

You may exchange Class Y shares of your Fund, subject to minimum investment requirements, for Class Y shares of any Natixis Fund that offers Class Y shares, for Institutional Class shares of any series of Loomis Sayles Funds that offers Institutional Class shares or for Class A shares of the Money Market Fund subject to certain restrictions noted below. The exchange must be for at least the minimum to open an account or the total NAV of your account, whichever is less. All exchanges are subject to the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges into that fund. The exchange privilege may be exercised only in those states where shares of such funds may be legally sold. For U.S. federal income tax purposes, an exchange of fund shares for shares of another fund is generally treated as a sale on which gain or loss may be recognized. Subject to the applicable rules of the SEC, the Board of Trustees reserves the right to modify the exchange privilege at any time. Before requesting an exchange into any other fund, please read its prospectus carefully. You may be unable to hold your shares through the same financial intermediary if you engage in certain share exchanges. You should contact your financial intermediary for further details. Please refer to the SAI for more detailed information on exchanging Fund shares.

In certain limited circumstances, accounts participating in wrap fee programs may exchange Class A shares of a fund for Class Y shares of the same fund. In order to exchange shares, a representative of the wrap fee program must contact the Distributor in advance and follow the procedures set forth by the Distributor. In addition, all class A shares held through the specific wrap fee platform must be exchanged for Class Y shares of the same fund. Shareholders will not be charged any fee as a result of the exchange. An exchange of shares for shares of a different class in the same fund generally should not be a taxable event for the exchanging shareholder.

Restrictions on Buying, Selling and Exchanging Shares

The Funds discourage excessive short-term trading that may be detrimental to the Funds and their shareholders. Frequent purchases and redemptions of Fund shares by shareholders may present certain risks for other shareholders in a Fund. This includes the risk of diluting the value of Fund shares held by long-term shareholders, interfering with the efficient management of the Fund’s portfolio and increasing brokerage and administrative costs. Funds investing in securities that require special valuation processes (such as foreign securities, high yield securities or small cap securities) may also have increased exposure to these risks. The Board of Trustees has adopted the following policies to address and discourage such trading.

Each Fund reserves the right to suspend or change the terms of purchasing or exchanging shares. Each Fund and the Distributor reserve the right to reject any purchase or exchange order for any reason, including if the transaction is deemed not to be in the best interests of the Fund’s other shareholders or possibly disruptive to the management of the Fund. A shareholder whose exchange order has been rejected may still redeem its shares by submitting a redemption request as described under “Selling Shares.”

Limits on Frequent Trading. Without limiting the right of each Fund and the Distributor to reject any purchase or exchange order, each Fund and the Distributor may (but are not obligated to) restrict purchases and exchanges for the accounts of “market timers.” An account may be deemed to be one of a market timer if it makes two “round trips” in any Fund over a 90-day interval, as determined by the Fund. A “round trip” is a purchase (including a purchase by exchange) into a Fund followed by a redemption (including a redemption by exchange) of any amount out of the same Fund. The above limits are applicable whether you hold shares directly with a Fund or indirectly through a financial intermediary, such as a broker, bank, investment adviser, recordkeeper for retirement plan participants, or other third party. The preceding is not an exclusive description of activities that the Funds and the Distributor may consider to be “market timing.”

Notwithstanding the above, certain financial intermediaries, such as retirement plan administrators, may monitor and restrict the frequency of purchase and redemption transactions in a manner different from that described above. The policies of these intermediaries may be more or less restrictive than the generally applicable policies described above. Each Fund may choose to rely on a financial intermediary’s restrictions on frequent trading in place of the Fund’s own restrictions if the Fund determines, in its discretion, that the financial intermediary’s restrictions provide reasonable protection for the Fund from excessive short-term trading activity. Please contact your financial representative for additional information regarding their policies for limiting the frequent trading of Fund shares.

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FUND SERVICES

This policy also does not apply with respect to shares purchased by certain funds-of-funds or similar asset allocation programs that rebalance their investments only infrequently. To be eligible for this exemption, the fund-of-funds or asset allocation program must identify itself to and receive prior written approval from the Fund or the Distributor. A Fund and Distributor may request additional information to enable them to determine that the fund-of-funds or asset allocation program is not designed to and/or is not serving as a vehicle for disruptive short-term trading, which may include requests for (i) written assurances from the sponsor or investment manager of the fund-of-funds or asset allocation program that it enforces the Fund’s frequent trading policy on investors or another policy reasonably designed to deter disruptive short-term trading in Fund shares, and/or (ii) data regarding transactions by investors in the fund-of-funds or asset allocation program, for periods and on a frequency determined by the Fund and Distributor, so that the Fund can monitor compliance by such investors with the trading limitations of the Fund or of the fund-of-funds or asset allocation program.

Trade Activity Monitoring. Trading activity is monitored selectively on a daily basis in an effort to detect excessive short-term trading activities. If the Fund or the Distributor believes that a shareholder or financial intermediary has engaged in market timing or other excessive short-term trading activity, it may, in its discretion, request that the shareholder or financial intermediary stop such activities or refuse to process purchases or exchanges in the accounts. At its discretion, the Fund or the Distributor may restrict or prohibit transactions by such identified shareholders or intermediaries. In making such judgments, the Fund and the Distributor seek to act in a manner that they believe is consistent with the best interests of all shareholders. The Fund and the Distributor also reserve the right to notify financial intermediaries of the shareholder’s trading activity.

Accounts Held by Financial Intermediaries. The ability of a Fund and the Distributor to monitor trades that are placed by omnibus or other nominee accounts is more limited in those instances in which the financial intermediary maintains the record of a Fund’s underlying beneficial owners. In general, each Fund and the Distributor will review trading activity at the omnibus account level. If a Fund and the Distributor detect suspicious activity, they may request and receive personal identifying information and transaction histories for some or all underlying shareholders (including plan participants) to determine whether such shareholders have engaged in market timing or other excessive short-term trading activity. If a Fund believes that a shareholder has engaged in market timing or other excessive short-term trading activity in violation of the Fund’s policies through an omnibus account, the Fund will attempt to limit transactions by the underlying shareholder which engaged in such trading, although it may be unable to do so. The Fund may also limit or prohibit additional purchases of Fund shares by an intermediary. Investors should not assume the Fund will be able to detect or prevent all market timing or other trading practices that may disadvantage the Fund.

Purchase Restrictions

Each Fund is required by federal regulations to obtain certain personal information from you and to use that information to verify your identity. The Funds may not be able to open your account if the requested information is not provided. Each Fund reserves the right to refuse to open an account, close an account and redeem your shares at the then-current price or take other such steps that the Fund deems necessary to comply with federal regulations if your identity cannot be verified.

Selling Restrictions

The table below describes restrictions placed on selling shares of the Fund. Please see the SAI for additional information regarding redemption payment policies:

Restriction	Situation

Each Fund may suspend the right of redemption or postpone payment for more than 7 days:

•    When the New York Stock Exchange (the “NYSE”) is closed (other than a weekend/holiday) as permitted by the SEC.

•    During an emergency as permitted by the SEC.

•    During any other period permitted by the SEC.

Each Fund reserves the right to suspend account services or refuse transaction requests:	• With a notice of a dispute between registered owners or death of a registered owner. • With suspicion/evidence of a fraudulent act.

Each Fund may pay the redemption price in whole or in part by a distribution in kind of readily marketable securities in lieu of cash or may take up to 7 days to pay a redemption request in order to raise capital:	• When it is detrimental for a Fund to make cash payments as determined in the sole discretion of the adviser or subadviser.

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Restriction	Situation
Each Fund may withhold redemption proceeds for 10 days from the purchase date:	• When redemptions are made within 10 calendar days of purchase by check or ACH to allow the check or ACH transaction to clear.

If you hold certificates representing your shares, they must be sent with your request for it to be honored. It is recommended that certificates be sent by registered mail.

Although most redemptions are made in cash, as described in the SAI, the Fund reserves the right to redeem shares in kind. If a shareholder receives a distribution in kind, the shareholder will bear the market risk associated with the distributed securities and may incur brokerage or other charges in converting the securities to cash.

How Fund Shares Are Priced

“Net asset value” is the price of one share of a Fund without a sales charge, and is calculated each business day using this formula:

Net Asset Value =	Total market value of securities + Cash and other assets – Liabilities
Number of outstanding shares

The NAV of Fund shares is determined pursuant to policies and procedures approved by the Board of Trustees, as summarized below:

•

A share’s NAV is determined at the close of regular trading on the NYSE on the days the NYSE is open for trading. This is normally 4:00 p.m., Eastern time. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. In addition, the Fund’s shares will not be priced on the holidays listed in the SAI. See the section “Net Asset Value” in the SAI for more details.

•

The price you pay for purchasing, redeeming or exchanging a share will be based upon the NAV next calculated (plus or minus applicable sales charges as described earlier in the Fund Summary) after your order is received by the transfer agent “in good order.”[1]

•

Requests received by the Funds after the NYSE closes will be processed based upon the NAV determined at the close of regular trading on the next day that the NYSE is open. If the transfer agent receives the order in good order by 4:00 p.m., Eastern time, the shareholder will receive that day’s NAV. Under limited circumstances, the Distributor may enter into contractual agreements pursuant to which orders received by your investment dealer before the Fund determines its NAV and transmitted to the transfer agent prior to market open on the next business day, are processed at the NAV determined on the day the order was received by your investment dealer. Please contact your investment dealer to determine whether it has entered into such a contractual agreement. If your investment dealer has not entered into such a contractual agreement, your order will be processed at the NAV next determined after your investment dealer submits the order to the Fund.

•	A fund that invests in foreign securities may have NAV changes on days when you cannot buy or sell its shares.

1	Please see the section “Buying Shares,” which provides additional information regarding who can receive a purchase order.

Generally, during times of substantial economic or market change, it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in the sections “Buying Shares” and “Selling Shares.”

Generally, Fund securities are valued as follows:

•	Equity securities — last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price.

•

Debt securities (other than short-term obligations) — based upon evaluated prices furnished to a Fund by an independent pricing service, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

•	Short-term obligations (purchased with an original or remaining maturity of 60 days or less) — amortized cost (which approximates market value).

•

Securities traded on foreign exchanges — market price on the foreign exchange, unless the Fund believes that an occurrence after the close of that exchange will materially affect the security’s value. In that case, the security may be fair-valued at the time the Fund determines its NAV by or pursuant to procedures approved by the Board of Trustees. When fair-valuing their securities, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the local market and before the time a Fund’s NAV is calculated.

37

FUND SERVICES

•

Options — domestic exchange-traded single equity option contracts are valued at the mean of the National Best Bid and Offer quotations. Exchange-traded index options and foreign exchange-traded single equity options are valued at the average of the closing bid and asked quotations.

•

Futures — Unrealized gain or loss on the contract using current settlement price. When a settlement price is not used, futures contracts will be valued at their fair value as determined by or pursuant to procedures approved by the Fund’s Board of Trustees.

•	Forward foreign currency contracts — interpolated prices determined based on information provided by an independent pricing service.

•	All other securities — fair market value as determined by the adviser or subadviser of the Fund pursuant to procedures approved by the Board of Trustees.

As described above, if market prices are not readily available for a security, securities may not be priced on the basis of quotations from the primary market in which they are traded but rather may be priced by another method that the Board of Trustees believes is more likely to result in a price that reflects fair value (which is the amount that a Fund might reasonably expect to receive from a current sale of the security in the ordinary course of business). The Fund may also value securities at fair value or estimate their value pursuant to procedures approved by the Board of Trustees in other circumstances such as when extraordinary events occur after the close of the relevant market but prior to the close of the NYSE. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Dividends and Distributions

The Funds generally distribute all or substantially all of their net investment income (other than capital gains) in the form of dividends. The Funds generally declare and pay dividends annually. Each Fund expects to distribute all or substantially all of its net realized long-and short-term capital gains annually, after applying any available capital loss carryovers. To the extent permitted by law, the Board of Trustees may adopt a different schedule for making distributions as long as payments are made at least annually.

Distributions will automatically be reinvested in shares of the same class of the distributing Fund at NAV unless you select one of the following alternatives:

•

Receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional shares of the same class of the Fund, or in the same class of another Natixis Fund.

•	Receive all distributions in cash.

For more information or to change your distribution option, contact Natixis Funds in writing or call 800-225-5478.

If you earn more than $10 annually in taxable income from a Natixis Fund held in a non-retirement plan account, you will receive a Form 1099 to help you report the prior calendar year’s distributions on your U.S. federal income tax return. This information will also be reported to the Internal Revenue Service. Be sure to keep this Form 1099 as a permanent record. A fee may be charged for any duplicate information requested.

Tax Consequences

Except where noted, the discussion below addresses only the U.S. federal income tax consequences of an investment in a Fund and does not address any foreign, state or local tax consequences.

Each Fund intends to meet all requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify each year for treatment as a “regulated investment company” and thus does not expect to pay any federal income tax on income and capital gains that are timely distributed to shareholders.

Taxation of Distributions from the Funds. For federal income tax purposes, distributions of investment income are generally taxable to Fund shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions attributable to the excess of net long-term capital gains from the sale of investments a Fund owned for more than one year over net short-term capital losses and that are properly designated by the Fund as capital gain dividends (“Capital Gain Dividends”) will generally be taxable to a shareholder receiving such distributions as long-term capital gain. Distributions attributable to the excess of net short-term capital gains from the sale of investments that a Fund owned for one year or less over net long-term capital losses will be taxable as ordinary income.

38

FUND SERVICES

For taxable years beginning before January 1, 2011, distributions of investment income properly designated by a Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund levels. Income generated by investments in fixed income securities, derivatives and REITs generally is not eligible for treatment as qualified dividend income.

For taxable years beginning before January 1, 2011, long-term capital gain rates applicable to individuals have been temporarily reduced, in general to 15%, with a 0% rate applying to taxpayers in the 10% and 15% rate brackets. It is currently unclear whether Congress will extend the long-term capital gain rate reduction and the special tax treatment of qualified dividend income for taxable years beginning on or after January 1, 2011.

Fund distributions are taxable whether shareholders receive them in cash or in additional shares. In addition, Fund distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder’s investment (and thus were included in the price the shareholder paid for his or her shares). Such distributions may occur in respect of shares purchased at a time when a Fund’s NAV reflects gains that are either unrealized or realized but not distributed.

Dividends and distributions declared by a Fund in October, November or December of one year and paid in January of the next taxable year generally are taxable in the year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Distributions by a Fund to retirement plans and other investors that qualify for tax-exempt treatment under U.S. federal income tax laws will generally not be taxable. Special rules apply to investments through such retirement plans. If your investment is through such a plan, you should consult your tax adviser to determine the suitability of the Funds as an investment through your plan and the tax treatment of distributions to you (including distributions of amounts attributable to an investment in the Fund) from such plan.

Redemption, Sale or Exchange of Fund Shares. A redemption, sale or exchange of Fund shares (including an exchange of Fund shares for shares of another Natixis or Loomis Sayles Fund) is a taxable event and will generally result in recognition of gain or loss. Gain or loss, if any, recognized by a shareholder on a redemption, sale, exchange or other disposition of Fund shares will generally be treated as long-term capital gain or loss if the shareholder held the shares for more than one year, and as short-term capital gain or loss if the shareholder held the shares for one year or less, assuming in each case that the shareholder held the shares as capital assets. Short-term capital gains are generally taxed at the rates applicable to ordinary income. Any loss realized upon a disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any Capital Gain Dividends received by the shareholder with respect to the shares. The deductibility of capital losses is subject to limitations.

Taxation of Certain Fund Investments. A Fund’s investments in foreign securities may be subject to foreign withholding or other taxes. In that case, the Fund’s yield on those securities would be decreased. The Funds generally do not expect that shareholders will be entitled to claim a credit or deduction with respect to foreign taxes incurred by a Fund. In addition, a Fund’s investments in foreign securities and foreign currencies may be subject to special tax rules that have the effect of increasing or accelerating the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions. Because the Funds invest in foreign securities, shareholders should consult their tax advisers about the consequences of their investments under foreign laws.

Dividends derived from interest on securities issued by the U.S. government or its agencies or instrumentalities, if any, may be exempt from state and local income taxes. Each Fund advises shareholders of the proportion of the Fund’s dividends that are derived from such interest.

A Fund’s investments in certain debt obligations or REITs may cause the Fund to recognize taxable income in excess of the cash generated by such investments. Thus, a Fund could be required to liquidate investments, including at times when it is not advantageous to do so, in order to satisfy its distribution requirements.

Backup Withholding. Each Fund is required in certain circumstances to apply backup withholding on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the U.S.) if the shareholder does not furnish the Funds certain information and certifications or the shareholder is otherwise subject to backup withholding. The backup withholding tax rate is 28% for amounts paid on or before December 31, 2010 and will be 31% for amounts paid after December 31, 2010.

Please see the SAI for additional information on the federal income tax consequences of investing in the Funds.

You should consult your tax adviser for more information on your own situation, including possible federal, state, local, foreign or other applicable taxes.

39

Financial Performance

The financial highlights tables are intended to help you understand each Fund’s financial performance for the period of each Fund’s operations . Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by [            ], an independent registered public accounting firm, whose report, along with each Fund’s financial statements, is included in each Fund’s annual report to shareholders. The annual reports are incorporated by reference into the SAI, both of which are available free of charge upon request from the Distributor.

40

FINANCIAL PERFORMANCE

For a share outstanding throughout each period.

	Net asset value, beginning of the period	Income (Loss) from Investment Operations:			Less Distributions:		Net asset value, end of the period	Total return(%)(c)	Net assets, end of period (000’s)	Ratios to Average Net Assets:					Portfolio turnover rate(%)(f)
		Net investment income (b)	Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income	Total distributions				Net expenses(%)(d),(e)		Gross expenses(%)(d)		Net investment income (%)(d)
ASG DIVERSIFYING STRATEGIES FUND
Class Y
12/31/2009(a)	$	$	$	$	$	$	$		$		(g)		(h)		—

(a)	For the period August 3, 2009 (inception) through December 31, 2009.
(b)	Per share net investment income has been calculated using the average shares outstanding during the period.
(c)	Had certain expenses not been reduced during the period total return would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser and/or administrator agreed to reimburse a portion of the Fund’s expenses and/or reduce its fee during the period. Without this reimbursement/fee reduction expenses would have been higher.
(f)	Due to the short-term nature of the portfolio of investments there is no portfolio turnover calculation.
(g)	Net expenses excluding interest expense were 1.35%.
(h)	Gross expenses excluding interest expense were %.

41

FINANCIAL PERFORMANCE

For a share outstanding throughout each period.

	Net asset value, beginning of the period		Income (Loss) from Investment Operations:				Less Distributions:		Net asset value, end of the period		Total return(%)(b)	Net assets, end of period (000’s)		Ratios to Average Net Assets:					Portfolio turnover rate(%)(e)
			Net investment income (a)		Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income	Total distributions						Net expenses(%)(c),(d)		Gross expenses (%)(c)		Net investment income (%)(c)
ASG GLOBAL ALTERNATIVES FUND
Class Y
12/31/2009	$		$		$	$	$	$	$			$		(f	)	(g	)		—
12/31/2008*		10.00		0.04	(0.30)	(0.26)	(0.04)	(0.04)		9.70	(2.60)		24,523	1.39	(f)	4.46	(g)	1.59	—

*	For the period September 30, 2008 (inception) through December 31, 2008.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been reduced during the period total return would have been lower.
(c)	Computed on an annualized basis for periods less than one year.
(d)	The investment adviser and/or administrator agreed to reimburse a portion of the Fund’s expenses and/or reduce its fee during the period. Without this reimbursement/fee reduction expenses would have been higher.
(e)	Due to the short-term nature of the portfolio of investments there is no portfolio turnover calculation.
(f)	Net expenses excluding interest expense were 1.35%.
(g)	Gross expenses excluding interest expense were 4.43%.

42

FINANCIAL PERFORMANCE

For a share outstanding throughout each period.

	Net asset value, beginning of the period		Income (Loss) from Investment Operations:				Less Distributions:		Net asset value, end of the period		Total return(%)(b)	Net assets, end of period (000’s)		Ratios to Average Net Assets:			Portfolio turnover rate(%)(e)
			Net investment income (a)		Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income	Total distributions						Net expenses(%)(c),(d)	Gross expenses(%)(c)	Net investment income (%)(c)
GATEWAY FUND
Class Y
12/31/2009(a)	$		$		$	$	$	$	$			$
12/31/2008*(a)		27.76		0.56	(3.56)	(3.00)	(0.59)	(0.59)		24.17	(11.0)		1,402,090	0.70	0.78	2.45	38

*	From commencement of class operations on February 19, 2008 through December 31, 2008.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been reduced during the period total return would have been lower.
(c)	Computed on an annualized basis for periods less than one year.
(d)	The investment adviser and/or administrator agreed to reimburse a portion of the Fund’s expenses and/or reduce its fee during the period. Without this reimbursement/fee reduction expenses would have been higher.

43

Glossary of Terms

Derivative — A financial instrument whose value and performance are based on the value and performance of another security or financial instrument.

Diversification — The strategy of investing in a wide range of securities representing different market sectors to reduce the risk if an individual company or one sector suffers losses.

Inflation — A general increase in prices coinciding with a fall in the real value of money, as measured by the Consumer Price Index.

Interest rate — Rate of interest charged for the use of money, usually expressed at an annual rate.

Maturity — The final date on which the payment of a debt instrument (e.g., bonds, notes, repurchase agreements) becomes due and payable. Short-term bonds generally have maturities of up to 5 years; intermediate-term bonds between 5 and 15 years; and long-term bonds over 15 years.

Net assets — A fund’s assets minus its liabilities. With respect to the funds that have a policy to invest 80% of their net assets in particular kinds of securities, “net assets” as used in such policies means net assets plus borrowings made for investment purposes.

Net asset value (NAV) per share — The market value of one share of a fund on any given day without taking into account any front-end sales charge or CDSC. It is determined by dividing a fund’s total net assets by the number of shares outstanding.

Rule 144A securities — Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless a manager has determined, under guidelines established by a fund’s trustees, that a particular issue of Rule 144A securities is liquid.

Volatility — The general variability of a fund’s value resulting from price fluctuations of its investments. In most cases, the more diversified a fund is, the less volatile it will be.

Yield — The rate at which a fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

If you would like more information about the Funds, the following documents are available free upon request:

Annual and Semiannual Reports — Provide additional information about each Fund’s investments. Each report includes a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI) — Provides more detailed information about the Funds and their investment limitations and policies. Each SAI has been filed with the SEC and is incorporated into this Prospectus by reference.

For a free copy of the Funds’ annual or semiannual report (when available), or their SAI, to request other information about the Funds, and to make shareholder inquiries generally, contact your financial representative, visit the Funds website at www.funds.natixis.com or call the Fund at 800-225-5478.

Important Notice Regarding Delivery of Shareholder Documents:

In our continuing effort to reduce your fund’s expenses and the amount of mail that you receive from us, we will combine mailings of prospectuses, annual or semiannual reports and proxy statements to your household. If more than one family member in your household owns the same fund or funds described in a single prospectus, report or proxy statement, you will receive one mailing unless you request otherwise. Additional copies of our prospectuses, reports or proxy statements may be obtained at any time by calling 800-225-5478. If you are currently receiving multiple mailings to your household and would like to receive only one mailing or if you wish to receive separate mailings for each member of your household in the future, please call us at the telephone number listed above and we will resume separate mailings within 30 days of your request.

Your financial representative or Natixis Funds will also be happy to answer your questions or to provide any additional information that you may require.

Information about the Funds, including its reports and SAI, can be reviewed and copied at the Public Reference Room of the SEC in Washington, D.C. Text-only copies of the Funds’ reports and SAI are available free from the EDGAR Database on the SEC’s Internet site at: www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090.

Portfolio Holdings — A description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ SAI.

Investment Company Act File No. 811-00242	YA51-0510
Investment Company Act File No. 811-22099

Prospectus | May 1, 2010

	Class A	Class B	Class C
AEW Real Estate Fund	NRFAX	NRFBX	NRCFX
AEW Capital Management, L.P.

CGM Advisor Targeted Equity Fund	NEFGX	NEBGX	NEGCX
Capital Growth Management Limited Partnership

Hansberger International Fund	NEFDX	NEDBX	NEDCX
Hansberger Global Investors, Inc.

Harris Associates Large Cap Value Fund	NEFOX	NEGBX	NECOX
Harris Associates L.P.

Natixis Income Diversified Portfolio	IIDPX		CIDPX
AEW Diversified REIT Discipline
Active Dividend Equity Discipline
Loomis Sayles Inflation Protected Securities Discipline
Loomis Sayles Multi-Sector Bond Discipline

Natixis U.S. Diversified Portfolio	NEFSX	NESBX	NECCX
BlackRock Investment Management, LLC
Harris Associates L.P.
Loomis, Sayles & Company, L.P.

Vaughan Nelson Small Cap Value Fund	NEFJX	NEJBX	NEJCX
Vaughan Nelson Investment Management, L.P.

Vaughan Nelson Value Opportunity Fund	VNVAX		VNVCX
Vaughan Nelson Investment Management, L.P.

The Securities and Exchange Commission has not approved or disapproved any Fund’s shares or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a crime.

For general information on the Funds or any of their services and for assistance in opening an account, contact your financial representative or call Natixis Funds.

Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579 — 800-225-5478 — www.funds.natixis.com

Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

FUND SUMMARY

AEW Real Estate Fund

Investment Goal

The Fund seeks to provide investors with above-average income and long-term growth of capital.

Fund Fees & Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section “How Sales Charges Are Calculated” on page 69 of the Prospectus and on page      in the section “Reduced Sales Charges” of the Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)	Class A		Class B		Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		None		None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None		5.00%		1.00%
Redemption fees	None		None		None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A		Class B		Class C
Management fees	0.80%		0.80%		0.80%
Distribution and/or service (12b-1) fees	0.25%		1.00%		1.00%
Other expenses	___	%	___	%	___	%
Total annual fund operating expenses	___	%	___	%	___	%
Fee reduction and/or expense reimbursement[1]	___	%	___	%	___	%
Total annual fund operating expenses after fee reduction and/or expense reimbursement	___	%	___	%	___	%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the examples are based on Total Annual Fund Operating Expenses After Fee Reduction and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A		Class B				Class C
			If shares are redeemed		If shares are not redeemed		If shares are redeemed		If shares are not redeemed
1 year	$	_____	$	_____	$	_____	$	_____	$	_____
3 years	$	_____	$	_____	$	_____	$	_____	$	_____
5 years	$	_____	$	_____	$	_____	$	_____	$	_____
10 years*	$	_____	$	_____	$	_____	$	_____	$	_____

1	AEW has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.50%, 2.25% and 2.25% of the Fund’s average daily net assets for Class A, Class B and Class C shares, respectively, exclusive of certain expenses such as brokerage expenses, interest expense, taxes and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2011 and may be terminated only with the consent of the Fund’s Board of Trustees. The Fund’s investment adviser will be permitted to recover, on a class by class basis, management fees reduced and/or expenses reimbursed to the extent that expenses in later periods fall below 1.50%, 2.25% and 2.25% of the Fund’s average daily net assets for Class A, Class B and Class C shares, respectively. The Fund will not be obligated to repay any such reduced fees and expenses more than one year after the end of the fiscal year in which the fee/expense was reduced.
*	Class B shares automatically convert to Class A shares after 8 years; therefore, in years 9 and 10 Class B amounts are calculated using Class A expenses.

1

FUND SUMMARY

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in securities of real estate investment trusts (“REITs”) and/or real estate-related companies. REITs are generally dedicated to owning, and usually operating, income-producing real estate, or dedicated to financing real estate. The Fund primarily invests in equity REITs, which own or lease real estate and derive their income primarily from rental income. Real estate-related companies are those companies whose principal activity involves the development, ownership, construction, management or sale of real estate; companies with significant real estate holdings; and companies that provide products or services related to the real estate industry.

The adviser employs a value-oriented investment strategy designed to identify securities that are priced below what it believes is their intrinsic value.

When selecting investments for the Fund, AEW generally considers the following factors that it believes help to identify those companies whose shares represent the greatest value and price appreciation potential:

Valuation: AEW has developed a proprietary model to assess the relative value of each stock in the Fund’s investment universe. This model is designed to estimate what an issuer’s anticipated cash flows are worth to a stock investor (a capital markets value) and to a direct real estate investor (a real estate value). The model helps AEW to identify stocks that it believes trade at discounts to either or both of these model values relative to similar stocks. AEW will generally sell a security once it is considered overvalued or when AEW believes that there is greater relative value in other securities in the Fund’s investment universe.

Price: AEW examines the historic pricing of each company in the Fund’s universe of potential investments. Those stocks that have underperformed in price, either in absolute terms or relative to the Fund’s investment universe in general, are typically of greater interest, provided AEW can identify and disagree with the sentiment that caused the underperformance.

Income: AEW further evaluates companies and REITs by analyzing their dividend yields as well as other factors that influence the sustainability and growth of dividends. These factors include cash flow, leverage and payout ratios.

Catalysts: When evaluating a security, AEW also seeks to identify potential catalysts that, in its opinion, could cause the marketplace to re-value the security upwards in the near term. These catalysts can be macro-economic, market-driven or company-specific in nature.

Principal Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Rule 144A securities may be less liquid than other equity securities. Equity securities may include common stocks, preferred stocks, warrants, securities convertible into common and preferred stocks and other equity-like interests in an entity. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the adviser’s assessment of the prospects for a company’s growth is wrong, or if the adviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the adviser has placed on it. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds and preferred stock generally take precedence over the claims of those who own common stock.

Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions.

2

FUND SUMMARY

Real Estate Risk: Because the Fund concentrates its investments in REITs and the real estate industry, the Fund’s performance will be dependent in part on the performance of the real estate market and the real estate industry in general. Investments in the real estate industry including REITs are particularly sensitive to economic downturns and are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents and the management skill and creditworthiness of the issuer. Many REITs are heavily leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Small-cap companies risk: Companies in the real estate industry, including REITs, in which the Fund may invest may have relatively small market capitalizations. Small-cap companies tend to have more limited markets and resources than companies with larger market capitalizations. Consequently, share prices of small-cap companies can be more volatile than, and perform differently from, larger capitalization company stocks. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small-cap companies.

Risk/Return Bar Chart and Table

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year and life-of-class periods compare to those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.funds.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

The returns for Class B and Class C shares differ from the Class A returns shown in the bar chart to the extent their respective expenses differ. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund’s shares. A sales charge will reduce your return.

Total Returns for Class A Shares

The Fund’s Class A shares total return year to date as of [March 31, 2010] was [    ]%.

The table below shows how the Fund’s average annual total returns for Class A, Class B and Class C shares of the Fund (before and after taxes for Class A) for the one-year, five-year and life-of-class periods compare to those of the MSCI US REIT Index, an unmanaged index of the most actively traded REITs, designed to measure real estate equity performance. The Fund’s total returns reflect, on a class-by-class basis, its expenses and the maximum sales charges that you may be required to pay when you buy or redeem the Fund’s shares. Class B total returns do not reflect the automatic conversion of Class B shares to Class A shares after eight years.

3

FUND SUMMARY

Average Annual Total Returns (for the periods ended December 31, 2009)	Past 1 Year		Past 5 Years		Life of Class (12/29/00)
AEW Real Estate Fund
Class A – Return Before Taxes	____	%	____	%	____	%
Return After Taxes on Distributions	____	%	____	%	____	%
Return After Taxes on Distributions & Sales of Fund Shares	____	%	____	%	____	%
Class B – Return Before Taxes	____	%	____	%	____	%
Class C – Return Before Taxes	____	%	____	%	____	%
MSCI US REIT Index*	____	%	____	%	____	%

*	The returns of the index are calculated from January 1, 2001.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

Management

Investment Adviser

AEW Capital Management, L.P. (“AEW”)

Portfolio Manager

Matthew A. Troxell, CFA, Managing Director of AEW, has served as portfolio manager of the AEW Real Estate Fund since December 2000.

Purchase and Sale of Fund Shares

The following chart shows the investment minimums for various types of accounts:

Type of Account	Minimum Initial Purchase	Minimum Subsequent Purchase
Any account other than those listed below	$2,500	$100
For shareholders participating in Natixis Funds’ Investment Builder Program	$1,000	$50
For Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA and Keogh plans using the Natixis Funds’ prototype document (direct accounts, not held through intermediary)	$1,000	$100
Coverdell Education Savings Accounts	$500	$100

The Fund’s shares are available for sale through your investment dealer, directly from the Fund by writing to the Funds at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire or through the Automated Clearing House system. The Fund’s shares are redeemable on any business day through your investment dealer, directly from the Fund by writing to the Funds at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, through the Automated Clearing House system, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan. Class B shares of the Fund are not currently offered for sale.

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gain unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Distributions by the Fund to retirement plans and other investors that qualify for tax-exempt treatment under U.S. federal income tax law generally will not be taxable, although distributions by retirement plans to their participants may be taxable.

4

FUND SUMMARY

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

5

FUND SUMMARY

CGM Advisor Targeted Equity Fund

Investment Goal

The Fund seeks long-term growth of capital through investment in equity securities of companies whose earnings are expected to grow at a faster rate than that of the overall United States economy.

Fund Fees & Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section “How Sales Charges Are Calculated” on page 69 of the Prospectus and on page      in the section “Reduced Sales Charges” of the Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	5.00%	1.00%
Redemption fees	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C
Management fees	0.69%	0.69%	0.69%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	____ %	____ %	____ %
Total annual fund operating expenses	____ %	____ %	____ %

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A		Class B				Class C
			If shares are redeemed		If shares are not redeemed		If shares are redeemed		If shares are not redeemed
1 year	$	_____	$	_____	$	_____	$	_____	$	_____
3 years	$	_____	$	_____	$	_____	$	_____	$	_____
5 years	$	_____	$	_____	$	_____	$	_____	$	_____
10 years*	$	_____	$	_____	$	_____	$	_____	$	_____

*	Class B shares automatically convert to Class A shares after 8 years; therefore, in years 9 and 10 Class B amounts are calculated using Class A expenses.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 170% of the average value of its portfolio.

6

FUND SUMMARY

Investments, Risks and Performance

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in equity investments. The Fund will generally invest in a focused portfolio of common stocks of large-capitalization companies that the Fund’s adviser, Capital Growth Management Limited Partnership (“CGM”), expects will grow at a faster rate than that of the overall United States economy. When CGM believes that market conditions warrant, however, CGM may select stocks based upon overall economic factors, such as the general economic outlook, the level and direction of interest rates and potential impact of inflation. The Fund will not invest in small-capitalization companies.

In general, CGM seeks companies with the following characteristics, although not all of the companies selected will have these attributes:

•	Well-established, with records of above-average growth

•	Promise of maintaining their leadership positions in their respective industries

•	Likely to benefit from internal revitalization or innovations, changes in consumer demand or basic economic forces

Rather than following a particular style, CGM employs a flexible approach and seeks to take advantage of opportunities as they arise. In making an investment decision, CGM generally employs the following methods:

•	It uses a top-down approach, meaning that it analyzes the overall economic factors that may affect a potential investment.

•

CGM then conducts a thorough analysis of certain industries and companies, evaluating the fundamentals of each on a case-by-case basis and focusing on companies that it determines are attractively valued.

•	CGM’s ultimate decision to purchase a security results from a thorough assessment of all of the information that CGM deems to be relevant at the time of investment.

•	CGM will sell a stock if it determines that its investment expectations are not being met, if better opportunities are identified or if its price objective has been attained.

The Fund may also:

•	Invest a significant portion of its assets in a single industry sector.

•	Invest in foreign securities, including those of emerging markets.

•	Invest in other investment companies, to the extent permitted by the Investment Company Act of 1940 (the “1940 Act”).

•	Invest in REITs

Principal Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Emerging Markets Risk: Investing in emerging markets companies, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in companies in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.

Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Rule 144A securities may be less liquid than other equity securities. Equity securities may include common stocks, preferred stocks, warrants, securities convertible into common and preferred stocks and other equity-like interests in an entity. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the adviser’s assessment of the prospects for a company’s growth is wrong, or if the adviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the adviser has placed on it. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds and preferred stock generally take precedence over the claims of those who own common stock.

Focused Investment risk: Because the Fund may invest in a small number of industries or securities, it may have more risk because the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund’s net asset value.

7

FUND SUMMARY

Foreign Securities Risk: The Fund’s investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Investments in Other Investment Companies Risk: The Fund will indirectly bear the management, service and other fees of the other investment companies in which it invests in addition to its own expenses.

Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions.

REITs Risk: Investments in the real estate industry, including REITs, are particularly sensitive to economic downturns and are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents and the management skill and creditworthiness of the issuer. Many REITs are heavily leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Risk/Return Bar Chart and Table

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year and ten-year periods compare to those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.funds.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

The returns for Class B and Class C shares differ from the Class A returns shown in the bar chart to the extent their respective expenses differ. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund’s shares. A sales charge will reduce your return.

Total Returns for Class A Shares

The table below shows how the Fund’s average annual total returns for Class A, Class B and Class C shares of the Fund (before and after taxes for Class A) for the one-year, five-year and ten-year periods compare to those of the Standard & Poor’s 500 Index (the “S&P 500 Index”), an unmanaged index of U.S. common stocks. The Fund’s total returns reflect, on a class-by-class basis, its expenses and the maximum sales charges that you may be required to pay when you buy or redeem the Fund’s shares. Class B total returns do not reflect the automatic conversion of Class B shares to Class A shares after eight years.

8

FUND SUMMARY

Average Annual Total Returns (for the periods ended December 31, 2009)	Past 1 Year		Past 5 Years		Past 10 Years
CGM Advisor Targeted Equity Fund
Class A – Return Before Taxes	____	%	____	%	____	%
Return After Taxes on Distributions	____	%	____	%	____	%
Return After Taxes on Distributions & Sales of Fund Shares	____	%	____	%	____	%
Class B – Return Before Taxes	____	%	____	%	____	%
Class C – Return Before Taxes	____	%	____	%	____	%
S&P 500 Index	____	%	____	%	____	%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

Management

Investment Adviser

Capital Growth Management Limited Partnership (“CGM”)

Portfolio Manager

G. Kenneth Heebner, CFA, senior portfolio manager of CGM, has served as portfolio manager of the CGM Advisor Targeted Equity Fund since 1976.

Purchase and Sale of Fund Shares

The following chart shows the investment minimums for various types of accounts:

Type of Account	Minimum Initial Purchase	Minimum Subsequent Purchase
Any account other than those listed below	$2,500	$100
For shareholders participating in Natixis Funds’ Investment Builder Program	$1,000	$50
For Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA and Keogh plans using the Natixis Funds’ prototype document (direct accounts, not held through intermediary)	$1,000	$100
Coverdell Education Savings Accounts	$500	$100

The Fund’s shares are available for sale through your investment dealer, directly from the Fund by writing to the Funds at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire or through the Automated Clearing House system. The Fund’s shares are redeemable on any business day through your investment dealer, directly from the Fund by writing to the Funds at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, through the Automated Clearing House system, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan. Class B shares of the Fund are not currently offered for sale.

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gain unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Distributions by the Fund to retirement plans and other investors that qualify for tax-exempt treatment under U.S. federal income tax law generally will not be taxable, although distributions by retirement plans to their participants may be taxable.

9

FUND SUMMARY

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

10

FUND SUMMARY

Hansberger International Fund

Investment Goal

The Fund seeks long-term growth of capital.

Fund Fees & Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section “How Sales Charges Are Calculated” on page 69 of the Prospectus and on page      in the section “Reduced Sales Charges” of the Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	5.00%	1.00%
Redemption fees	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C
Management fees	0.80%	0.80%	0.80%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	____ %	____ %	____ %
Total annual fund operating expenses	____ %	____ %	____ %

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A		Class B				Class C
			If shares are redeemed		If shares are not redeemed		If shares are redeemed		If shares are not redeemed
1 year	$	_____	$	_____	$	_____	$	_____	$	_____
3 years	$	_____	$	_____	$	_____	$	_____	$	_____
5 years	$	_____	$	_____	$	_____	$	_____	$	_____
10 years*	$	_____	$	_____	$	_____	$	_____	$	_____

*	Class B shares automatically convert to Class A shares after 8 years; therefore, in years 9 and 10 Class B amounts are calculated using Class A expenses.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.

11

FUND SUMMARY

Investments, Risks and Performance

Principal Investment Strategies

The Fund seeks to attain its goal by investing substantially all of its assets in equity securities. The Fund is an international mutual fund, which means that it seeks to invest a significant portion of its net assets in equity securities of companies located outside the United States. The Fund invests in small-, mid-, and large-capitalization companies and expects to invest its assets across developed and emerging markets in Eastern and Western Europe, Asia and the Americas.

The Fund may also:

•	Invest in convertible preferred stock and convertible debt securities.

•	Invest up to 35% of its assets in fixed-income securities, including government bonds as well as lower-quality debt securities.

Subject to the allocation policy adopted by the Board of Trustees, Natixis Advisors generally allocates capital invested in the Fund equally between its two segments, which are managed by the subadviser as described below. Under the allocation policy, Natixis Advisors may also allocate capital away or towards a segment from time to time.

Growth Segment: In managing this segment, the adviser follows a flexible investment policy that allows it to select those investments it believes are best suited to achieve the Fund’s investment objective over the long-term, using a disciplined, long-term approach to international investing. The growth segment will primarily invest in the equity securities of companies organized or headquartered outside of the United States. This segment will invest in at least three different countries and generally expects to be invested in more than three countries, including countries considered to be emerging market countries. In general, Hansberger seeks companies with the following characteristics, although not all of the companies selected will have these attributes:

•	High secular growth

•	Superior profitability

•	Medium to large capitalizations, although there are no limitations on the size of the companies in which the segment may invest

In making investment decisions, Hansberger generally employs the following methods:

•	Securities are selected on the basis of fundamental company-by-company analysis.

•	In choosing equity investments, Hansberger will typically focus on the market price of a company’s securities relative to its evaluation of the company’s long-term earnings and cash flow potential.

•	In addition, a company’s valuation measures, including but not limited to price-to-earnings ratio and price-to-book ratio, will customarily be considered.

•	Hansberger seeks to control portfolio risk through top-down geographic and sector allocation.

Hansberger generally sells a security in the Growth Segment if its price target is met, the company’s fundamentals change, or if the Fund is fully invested and a better investment opportunity arises.

Value Segment: In managing this segment, Hansberger employs an intensive fundamental approach to selecting stocks. Hansberger seeks to identify stocks with a market value that is believed to be less than a company’s intrinsic value, based on its long-term potential. Hansberger’s investment approach integrates extensive research (both internal and external), proprietary valuation screens, and fundamental analysis of stocks with a long-term investment perspective. This analysis involves evaluating a company’s prospects by focusing on such factors as the quality of a company’s management, the competitive position of a company within its industry, the financial strength of the company, the quality and growth potential of its earnings, and the outlook for the company’s future based on these and other similar factors. Hansberger will also consider other factors in its analysis, including country and political risks, economic and market conditions, the issuer’s structural company and industry specific factors, changes in shareholder orientation (for example, a shift from treating all shareholders fairly to disadvantaging minority shareholders), and the company’s management.

Hansberger expects to typically invest in 70 to 80 stocks (for this segment), across a broad spectrum of market capitalizations. In terms of both industry representation and capitalization, the segment’s holdings may differ significantly from those of the typical international equity fund.

Principal Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment.

12

FUND SUMMARY

Emerging Markets Risk: Investing in emerging markets companies, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in companies in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.

Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Rule 144A securities may be less liquid than other equity securities. Equity securities may include common stocks, preferred stocks, warrants, securities convertible into common and preferred stocks and other equity-like interests in an entity. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the adviser’s assessment of the prospects for a company’s growth is wrong, or if the adviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the adviser has placed on it. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds and preferred stock generally take precedence over the claims of those who own common stock.

Foreign Securities Risk: The Fund’s investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions.

Risk/Return Bar Chart and Table

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year and ten-year periods compare to those of two broad measures of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.funds.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

The returns for Class B and Class C shares differ from the Class A returns shown in the bar chart to the extent their respective expenses differ. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund’s shares. A sales charge will reduce your return.

Total Returns for Class A Shares

The table below shows how the Fund’s average annual total returns for Class A, Class B and Class C shares of the Fund (before and after taxes for Class A) for the one-year, five-year and ten-year periods compare to those of the Morgan Stanley Capital International Europe Australasia and Far East Index (“MSCI EAFE Index”), an unmanaged index designed to measure developed market equity performance, excluding the United States and Canada, and the Morgan Stanley Capital International All Country World Index ex USA (“MSCI ACWI ex USA”), an unmanaged index designed to measure equity market performance in developed and emerging markets, excluding the United States. The MSCI EAFE Index is the Fund’s primary benchmark. The Fund’s total returns reflect, on a class-by-class basis, its expenses

13

FUND SUMMARY

and the maximum sales charge that you may be required to pay when you buy or redeem the Fund’s shares. Class B total returns do not reflect the automatic conversion of Class B shares to Class A shares after eight years.

Average Annual Total Returns (for the periods ended December 31, 2009)	Past 1 Year		Past 5 Years		Past 10 Years
Hansberger International Fund
Class A – Return Before Taxes	____	%	____	%	____	%
Return After Taxes on Distributions	____	%	____	%	____	%
Return After Taxes on Distributions & Sales of Fund Shares	____	%	____	%	____	%
Class B – Return Before Taxes	____	%	____	%	____	%
Class C – Return Before Taxes	____	%	____	%	____	%
MSCI EAFE Index	____	%	____	%	____	%
MSCI ACWI ex USA	____	%	____	%	____	%

Prior to March 1, 2004, the Fund had multiple subadvisers, including the current subadviser. The performance results shown above for the periods prior to March 1, 2004 reflect results achieved by the previous subadvisers using different investment strategies. The Fund’s performance might have been different had the current subadvisory arrangements and investment strategies been in place for all periods shown.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

Management

Investment Adviser

Natixis Asset Management Advisors, L.P. (“Natixis Advisors”)

Subadviser

Hansberger Global Investors, Inc. (“Hansberger”)

Portfolio Managers

Trevor Graham, CFA, Senior Vice President of Hansberger, has served as co-manager of the international growth segment of the Hansberger International Fund since 2005.

Ronald Holt, CFA, CEO and Co-CIO of Hansberger, has served as co-manager of the international value segment of the Hansberger International Fund since 2003.

Barry A. Lockhart, CFA, Deputy Managing Director - Canada, of Hansberger, has served as co-manager of the international growth segment of the Hansberger International Fund since 2002.

Lauretta (Retz) Reeves, CFA, Co-CIO - Value Team, of Hansberger, has served as co-manager of the international value segment of Hansberger International Fund since 2003.

Patrick H. Tan, Senior Vice President - Research, of Hansberger, has served as co-manager of the international growth segment of Hansberger International Fund since 2002.

Thomas R.H. Tibbles, CFA, CIO Growth Team and Managing Director - Canada, of Hansberger, has served as co-manager of the international growth segment of Hansberger International Fund since 2002.

14

FUND SUMMARY

Purchase and Sale of Fund Shares

The following chart shows the investment minimums for various types of accounts:

Type of Account	Minimum Initial Purchase	Minimum Subsequent Purchase
Any account other than those listed below	$2,500	$100
For shareholders participating in Natixis Funds’ Investment Builder Program	$1,000	$50
For Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA and Keogh plans using the Natixis Funds’prototype document (direct accounts, not held through intermediary)	$1,000	$100
Coverdell Education Savings Accounts	$500	$100

The Fund’s shares are available for sale through your investment dealer, directly from the Fund by writing to the Funds at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire or through the Automated Clearing House system. The Fund’s shares are redeemable on any business day through your investment dealer, directly from the Fund by writing to the Funds at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, through the Automated Clearing House system, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan. Class B shares of the Fund are not currently offered for sale.

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gain unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Distributions by the Fund to retirement plans and other investors that qualify for tax-exempt treatment under U.S. federal income tax law generally will not be taxable, although distributions by retirement plans to their participants may be taxable.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

15

FUND SUMMARY

Harris Associates Large Cap Value Fund

Investment Goal

The Fund seeks opportunities for long-term capital growth and income.

Fund Fees & Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section “How Sales Charges Are Calculated” on page 69 of the Prospectus and on page      in the section “Reduced Sales Charges” of the Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)	Class A		Class B		Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		None		None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None		5.00%		1.00%
Redemption fees	None		None		None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A		Class B		Class C
Management fees	0.70%		0.70%		0.70%
Distribution and/or service (12b-1) fees	0.25%		1.00%		1.00%
Other expenses	____	%	____	%	____	%
Total annual fund operating expenses	____	%	____	%	____	%
Fee reduction and/or expense reimbursement[1]	____	%	____	%	____	%
Total annual fund operating expenses after fee reduction and/or expense reimbursement	____	%	____	%	____	%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the examples are based on Total Annual Fund Operating Expenses After Fee Reduction and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A		Class B				Class C
			If shares are redeemed		If shares are not redeemed		If shares are redeemed		If shares are not redeemed
1 year	$	______	$	______	$	______	$	______	$	______
3 years	$	______	$	______	$	______	$	______	$	______
5 years	$	______	$	______	$	______	$	______	$	______
10 years*	$	______	$	______	$	______	$	______	$	______

1

Natixis Advisors has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.30%, 2.05% and 2.05% of the Fund’s average daily net assets for Class A, Class B and Class C shares, respectively, exclusive of certain expenses such as brokerage expenses, interest expense, taxes and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2011 and may be terminated only with the consent of the Fund’s Board of Trustees. The Fund’s investment adviser will be permitted to recover, on a class by class basis, management fees

16

FUND SUMMARY

reduced and/or expenses reimbursed to the extent that expenses in later periods fall below 1.30%, 2.05% and 2.05% of the Fund’s average daily net assets for Class A, Class B and Class C shares, respectively. The Fund will not be obligated to repay any such reduced fees and expenses more than one year after the end of the fiscal year in which the fee/expense was reduced.

*	Class B shares automatically convert to Class A shares after 8 years; therefore, in years 9 and 10 Class B amounts are calculated using Class A expenses.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 131% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

Under normal market conditions, the Fund will invest substantially all of its assets in common stock of large- and mid-capitalization companies in any industry. The Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in companies that have market capitalizations within the capitalization range of the Russell 1000 Index, a nationally recognized index of large-capitalization companies.

Harris Associates uses a value investment philosophy in selecting equity securities. This philosophy is based upon the belief that, over time, a company’s stock price converges with the company’s true business value. By “true business value,” Harris Associates means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. Harris Associates believes that investing in securities priced significantly below their true business value presents the best opportunity to achieve the Fund’s investment objectives.

The Fund may also invest in foreign securities traded in U.S. markets (through receipt programs such as American Depositary Receipts (“ADRs”) or non-U.S. stocks traded in U.S. markets). ADRs are securities issued by a U.S. bank that represent shares of a foreign company.

Principal Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Rule 144A securities may be less liquid than other equity securities. Equity securities may include common stocks, preferred stocks, warrants, securities convertible into common and preferred stocks and other equity-like interests in an entity. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the adviser’s assessment of the prospects for a company’s growth is wrong, or if the adviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the adviser has placed on it. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds and preferred stock generally take precedence over the claims of those who own common stock.

Foreign Securities Risk: The Fund’s investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions.

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FUND SUMMARY

Risk/Return Bar Chart and Table

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year and ten-year periods compare to those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.funds.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

The returns for Class B and Class C shares differ from the Class A returns shown in the bar chart to the extent their respective expenses differ. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund’s shares. A sales charge will reduce your return.

Total Returns for Class A Shares

The table below shows how the Fund’s average annual total returns for Class A, Class B and Class C shares of the Fund (before and after taxes for Class A) for the one-year, five-year and ten-year periods compare to those of the Russell 1000 Value Index, an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Fund’s total returns reflect, on a class-by-class basis, its expenses and the maximum sales charge that you may be required to pay when you buy or redeem the Fund’s shares. Class B total returns do not reflect the automatic conversion of Class B shares to Class A shares after eight years.

Average Annual Total Returns (for the periods ended December 31, 2009)	Past 1 Year		Past 5 Years		Past 10 Years
Harris Associates Large Cap Value Fund
Class A – Return Before Taxes	____	%	____	%	____	%
Return After Taxes on Distributions	____	%	____	%	____	%
Return After Taxes on Distributions & Sales of Fund Shares	____	%	____	%	____	%
Class B – Return Before Taxes	____	%	____	%	____	%
Class C – Return Before Taxes	____	%	____	%	____	%
Russell 1000 Value Index	____	%	____	%	____	%

The Fund’s current subadviser assumed that function on July 1, 2002. The performance results shown above, for the periods prior to July 1, 2002, reflect results achieved by different subadvisers under different investment strategies. The Fund’s performance might have been different had the current subadvisory arrangements and investment strategies been in place for all the periods shown.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

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FUND SUMMARY

Management

Investment Adviser

Natixis Asset Management Advisors, L.P. (“Natixis Advisors”)

Subadviser

Harris Associates L.P. (“Harris Associates”)

Portfolio Managers

Edward S. Loeb, CFA, Partner of Harris Associates, has served as co-manager of the Harris Associates Large Cap Value Fund since 2002.

Michael J. Mangan, CFA, Partner of Harris Associates, has served as co-manager of the Harris Associates Large Cap Value Fund since 2002.

Diane L. Mustain, CFA, portfolio manager of Harris Associates, has served as co-manager of the Harris Associates Large Cap Value Fund since 2005.

Purchase and Sale of Fund Shares

The following chart shows the investment minimums for various types of accounts:

Type of Account	Minimum Initial Purchase	Minimum Subsequent Purchase
Any account other than those listed below	$2,500	$100
For shareholders participating in Natixis Funds’ Investment Builder Program	$1,000	$50
For Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA and Keogh plans using the Natixis Funds’ prototype document (direct accounts, not held through intermediary)	$1,000	$100
Coverdell Education Savings Accounts	$500	$100

The Fund’s shares are available for sale through your investment dealer, directly from the Fund by writing to the Funds at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire or through the Automated Clearing House system. The Fund’s shares are redeemable on any business day through your investment dealer, directly from the Fund by writing to the Funds at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, through the Automated Clearing House system, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan. Class B shares of the Fund are not currently offered for sale.

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gain unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Distributions by the Fund to retirement plans and other investors that qualify for tax-exempt treatment under U.S. federal income tax law generally will not be taxable, although distributions by retirement plans to their participants may be taxable.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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FUND SUMMARY

Natixis Income Diversified Portfolio

Investment Goal

The Fund seeks current income with a secondary objective of capital appreciation.

Fund Fees & Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section “How Sales Charges Are Calculated” on page 69 of the Prospectus and on page      in the section “Reduced Sales Charges” of the Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)	Class A		Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%		None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)			1.00%
Redemption fees	None		None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A		Class C
Management fees	0.55%		0.55%
Distribution and/or service (12b-1) fees	0.25%		1.00%
Other expenses	____	%	____	%
Total annual fund operating expenses	____	%	____	%
Fee reduction and/or expense reimbursement[1]	____	%	____	%
Total annual fund operating expenses after fee reduction and/or expense reimbursement	____	%	____	%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the examples are based on Total Annual Fund Operating Expenses After Fee Reduction and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A		Class C
			If shares are redeemed		If shares are not redeemed
1 year	$	______	$	______	$	______
3 years	$	______	$	______	$	______
5 years	$	______	$	______	$	______
10 years	$	______	$	______	$	______

1	Natixis Advisors has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.25% and 2.00% of the Fund’s average daily net assets for Class A and Class C shares, respectively, exclusive of certain expenses such as brokerage expenses, interest expense, taxes and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2011 and may be terminated only with the consent of the Fund’s Board of Trustees. The Fund’s investment adviser will be permitted to recover, on a class by class basis, management fees reduced and/or expenses reimbursed to the extent that expenses in later periods fall below 1.25% and 2.00% of the Fund’s average daily net assets for Class A and Class C shares, respectively. The Fund will not be obligated to repay any such reduced fees and expenses more than one year after the end of the fiscal year in which the fee/expense was reduced.

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FUND SUMMARY

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was         % of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

The Fund is designed to offer investors access to a diversified portfolio of complementary income producing investment disciplines from specialized money managers through investment in a single mutual fund. The Fund’s disciplines focus on income producing fixed-income and equity securities. Each discipline is listed below.

Adviser/Subadviser and Investment Discipline	Focus of Discipline	Target Allocation	Minimum Allocation	Maximum Allocation
AEW Diversified REIT	U.S. Equity Real Estate Investment Trusts (“REITs”)	25.00%	20.00%	30.00%
Active Dividend Equity*	Dividend-paying common stocks of U.S. issuers	20.00%	15.00%	25.00%
Loomis Sayles Inflation Protected Securities	Inflation protected securities, with an emphasis on U.S. Treasury Inflation Protected Securities (“TIPS”)	15.00%	10.00%	20.00%
Loomis Sayles Multi-Sector Bond	Investment grade fixed-income securities	40.00%	30.00%	50.00%

*	This discipline is managed by Natixis Advisors through its division, Active Investment Advisors (“Active”).

Subject to the allocation policy adopted by the Fund’s Board of Trustees, Natixis Advisors generally allocates capital invested in the Fund among its four disciplines according to the target allocations noted above. Natixis Advisors (with respect to the Active Dividend Equity discipline) and each of the subadvisers manages the portion of the Fund’s assets allocated to them in accordance with Active’s or the respective subadviser’s distinct investment style and strategy. Natixis Advisors monitors the relative sizes of the disciplines on a monthly basis. When a discipline’s percentage of the Fund exceeds the maximum or minimum allocation set forth in the table above, Natixis Advisors will generally reallocate capital away from or towards one or more disciplines in order to bring the discipline back within its target allocation range. Subject to approval by the Fund’s Board of Trustees, Natixis Advisors may revise the Fund’s target allocations from time to time. In addition, target allocations will vary and may not always be met.

The Fund may:

•	Invest in equity securities, including common stocks and preferred stocks.

•	Invest a significant portion of its assets in REITs and companies in the real-estate industry.

•	Invest in securities offered in initial public offerings (“IPOs”) and Rule 144A securities.

•	Invest in convertible preferred stock and convertible debt securities.

•	Engage in options for hedging and investment purposes and enter into futures transactions, swap contracts and currency hedging transactions.

•	Invest in fixed-income securities of any maturity, including lower-rated fixed-income securities (commonly known as “junk bonds”).

•	Invest in mortgage-related and asset-backed securities (including mortgage dollar rolls).

•	Invest in swaps (including credit default swaps) and other derivatives.

More detailed information about Natixis Advisors’ or any subadviser’s investment strategies is available in the “Natixis Income Diversified Portfolio — More on Investment Disciplines” section of the Statutory Prospectus.

Principal Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Allocation Risk: The Fund’s investment performance depends on how its assets are allocated. The allocation, as set forth above, may not be optimal in every market condition. You could lose money on your investment in the Fund as a result of this allocation.

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FUND SUMMARY

Credit Risk: An issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction may be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Lower-quality fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments.

Derivatives Risk: Derivatives are subject to changes in the underlying securities or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund’s exposure to securities markets values, interest rates or currency exchange rates. Investments in derivatives are also subject to credit/counterparty risk, liquidity risk, allocation risk and correlation risk, the risk of difficulties in pricing and valuation risk and the risk that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. Although the Fund’s adviser monitors the creditworthiness of the Fund’s counterparties, there can be no assurance that the Fund’s derivative counterparties will not experience financial difficulties, possibly resulting in losses to the Fund.

Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Rule 144A securities may be less liquid than other equity securities. Equity securities may include common stocks, preferred stocks, warrants, securities convertible into common and preferred stocks and other equity-like interests in an entity. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the adviser’s assessment of the prospects for a company’s growth is wrong, or if the adviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the adviser has placed on it. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds and preferred stock generally take precedence over the claims of those who own common stock.

Fixed-Income Securities Risk: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. You may lose money on your investment due to unpredictable drops in a security’s value or periods of below-average performance in a given security or in the securities market as a whole.

Foreign Securities Risk: The Fund’s investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Interest Rate Risk: Changes in interest rates may cause the value of the Fund’s investments to decrease. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. A period of low interest rates may cause the Fund to have a low or negative yield, potentially reducing the value of your investment.

Mortgage-Related and Asset-Backed Securities Risk: In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that an unexpected rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security’s value. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

REITs Risk: Investments in the real estate industry, including REITs, are particularly sensitive to economic downturns and are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents and the management skill and creditworthiness of the issuer. Many REITs are heavily leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Small-cap companies risk: Small-cap companies tend to have more limited markets and resources, and less liquidity, than companies with larger market capitalizations. Consequently, share prices of small-cap companies can be more volatile than, and perform differently from, larger capitalization company stocks.

22

FUND SUMMARY

Risk/Return Bar Chart and Table

The bar chart and table shown below provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns for the one-year and life-of-fund periods compare with those of two broad measures of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.funds.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

The returns for Class C shares differ from the Class A returns shown in the bar chart to the extent their respective expenses differ. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund’s shares. A sales charge will reduce your return.

Total Returns for Class A Shares

The table below shows how the Fund’s average annual total returns for Class A and Class C shares of the Fund (before and after taxes for Class A) for the one-year and life-of-fund periods compare to those of the Barclays Capital Aggregate Bond Index, an unmanaged index of investment-grade bonds with one- to ten-year maturities issued by the U.S. government, its agencies and U.S. corporations. They are also compared to an unmanaged blended index comprised of the following weights: 40% Barclays Capital Aggregate Bond Index, 25% Morgan Stanley Capital International US REIT Index, 20% Dow Jones Select Dividend Index and 15% Barclays Capital U.S. TIPS Index (the “Blended Index”). The four indices comprising the Blended Index measure, respectively, the performance of investment grade fixed-income securities, equity REIT securities, dividend-yielding equity securities, and Treasury inflation-protected securities. The Fund’s total returns reflect, on a class-by-class basis, its expenses and the maximum sales charge that you may be required to pay when you buy or redeem the Fund’s shares.

Average Annual Total Returns (for the periods ended December 31, 2009)	Past 1 Year		Life of Fund (11/17/05)
Natixis Income Diversified Portfolio
Class A – Return Before Taxes	____	%	____	%
Return After Taxes on Distributions	____	%	____	%
Return After Taxes on Distributions and Sale of Fund Shares	____	%	____	%
Class C – Return Before Taxes	____	%	____	%
Barclays Capital Aggregate Bond Index*	____	%	____	%
Blended Index*†	____	%	____	%

*	The returns of each index are calculated from December 1, 2005.
†	The weightings of the indices that comprise the Blended Index are rebalanced on a monthly basis to maintain the allocations as described above. These rebalancings will not necessarily correspond to the rebalancings of the Fund’s investment portfolio, and the relative weightings of the asset classes in the Fund will generally differ to some extent from the weightings in the Blended Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other class of the Fund will vary. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

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FUND SUMMARY

Management

Investment Adviser

Natixis Asset Management Advisors, L.P. (“Natixis Advisors”)

Subadviser

AEW Capital Management, L.P. (“AEW”)

Loomis, Sayles & Company, L.P. (“Loomis Sayles”)

Portfolio Managers

Active Dividend Equity Discipline

Kevin H. Maeda, Chief Investment Officer for the Active Investment Advisors division of Natixis Advisors, has served as co-manager of the Active Dividend Equity portion of the Natixis Income Diversified Portfolio since its inception.

Serena V. Ng, Assistant Vice President for the Active Investment Advisors division of Natixis Advisors, has served as co-manager of the Active Dividend Equity portion of the Natixis Income Diversified Portfolio since its inception.

AEW Diversified REIT Discipline

Matthew A. Troxell, CFA, Managing Director of AEW, has served as portfolio manager of this portion of the Natixis Income Diversified Portfolio since its inception.

Loomis Sayles Inflation Protected Securities Discipline

John Hyll, Vice President of Loomis Sayles, has served as co-manager of this portion of the Natixis Income Diversified Portfolio since its inception.

Clifton V. Rowe, Vice President of Loomis Sayles, has served as co-manager of this portion of the Natixis Income Diversified Portfolio since its inception.

Loomis Sayles Multi-Sector Bond Discipline

Kathleen C. Gaffney, Vice President of Loomis Sayles, has served as co-manager of this portion of the Natixis Income Diversified Portfolio since its inception.

Elaine M. Stokes, Vice President of Loomis Sayles, has served as co-manager of this portion of the Natixis Income Diversified Portfolio since its inception.

Matthew J. Eagan, Vice President of Loomis Sayles, has served as co-manager of this portion of the Natixis Income Diversified Portfolio since its inception.

Purchase and Sale of Fund Shares

The following chart shows the investment minimums for various types of accounts:

Type of Account	Minimum Initial Purchase	Minimum Subsequent Purchase
Any account other than those listed below	$10,000	$100
For shareholders participating in Natixis Funds’ Investment Builder Program	$10,000	$50
For Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA and Keogh plans using the Natixis Funds’ prototype document (direct accounts, not held through intermediary)	$10,000	$100
Coverdell Education Savings Accounts	$10,000	$100

The Fund’s shares are available for sale through your investment dealer, directly from the Fund by writing to the Funds at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire or through the Automated Clearing House system. The Fund’s shares are redeemable on any business day through your investment dealer, directly from the Fund by writing to the Funds at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, through the Automated Clearing House system, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan. Class B shares of the Fund are not currently offered for sale.

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FUND SUMMARY

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gain unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Distributions by the Fund to retirement plans and other investors that qualify for tax-exempt treatment under U.S. federal income tax law generally will not be taxable, although distributions by retirement plans to their participants may be taxable.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

25

FUND SUMMARY

Natixis U.S. Diversified Portfolio

Investment Goal

The Fund seeks long-term growth of capital.

Fund Fees & Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section “How Sales Charges Are Calculated” on page 69 of the Prospectus and on page      in the section “Reduced Sales Charges” of the Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)	Class A		Class B		Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		None		None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None		5.00%		1.00%
Redemption fees	None		None		None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A		Class B		Class C
Management fees	0.90%		0.90%		0.90%
Distribution and/or service (12b-1) fees	0.25%		1.00%		1.00%
Other expenses	____	%	____	%	____	%
Total annual fund operating expenses	____	%	____	%	____	%
Fee reduction and/or expense reimbursement[1]	____	%	____	%	____	%
Total annual fund operating expenses after fee reduction and/or expense reimbursement	____	%	____	%	____	%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the examples are based on Total Annual Fund Operating Expenses After Fee Reduction and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A		Class B				Class C
			If shares are redeemed		If shares are not redeemed		If shares are redeemed		If shares are not redeemed
1 year	$	______	$	______	$	______	$	______	$	______
3 years	$	______	$	______	$	______	$	______	$	______
5 years	$	______	$	______	$	______	$	______	$	______
10 years*	$	______	$	______	$	______	$	______	$	______

1	The funds adviser, Natixis Asset Management Advisors, L.P. (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.40%, 2.15% and 2.15% of the Fund’s average daily net assets for Class A, Class B and Class C shares, respectively, exclusive of certain expenses such as brokerage expenses, interest expense, taxes and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2011 and may be terminated only with the consent of the Fund’s Board of Trustees. The Fund’s investment adviser will be permitted to recover, on a class by class basis, management fees reduced and/or expenses reimbursed to the extent that expenses in later periods fall below 1.40%, 2.15% and 2.15% of the Fund’s average daily net assets for Class A, Class B and Class C shares, respectively. The Fund will not be obligated to repay any such reduced fees and expenses more than one year after the end of the fiscal year in which the fee/expense was reduced.
*	Class B shares automatically convert to Class A shares after 8 years; therefore, in years 9 and 10 Class B amounts are calculated using Class A expenses.

26

FUND SUMMARY

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 115% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

The Fund ordinarily invests substantially all of its assets in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in securities of U.S. issuers.

Subject to the allocation policy adopted by the Fund’s Board of Trustees, Natixis Advisors generally allocates capital invested in the Fund equally among its four segments. Under the allocation policy, Natixis Advisors may also allocate capital away or towards one or more segment from time to time and may reallocate capital among the segments. Each subadviser manages its segment (or segments, in the case of Loomis Sayles) of the Fund’s assets in accordance with its distinct investment style and strategy.

The Fund may also:

•	Invest in securities offered in initial public offerings (“IPOs”) and Rule 144A securities.

•	Invest in convertible preferred stock and convertible debt securities.

•	Invest in REITs.

•	Invest in fixed-income securities, including U.S. government bonds and lower-quality corporate bonds.

•	Hold securities of foreign issuers traded over-the-counter or on foreign exchanges, including securities in emerging markets and related currency hedging transactions.

•	Invest in options and enter into futures, swap contracts, currency transactions and other derivatives.

More detailed information about each subadviser’s investment strategies is available in the “Natixis U.S. Diversified Portfolio — More on Investment Strategies” section of the Statutory Prospectus.

Principal Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Allocation Risk: The Fund’s investment performance depends on how its assets are allocated. The allocation, as set forth above, may not be optimal in every market condition. You could lose money on your investment in the Fund as a result of this allocation.

Derivatives Risk: Derivatives are subject to changes in the underlying securities or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund’s exposure to securities markets values, interest rates or currency exchange rates. Investments in derivatives are also subject to credit/counterparty risk, liquidity risk, allocation risk and correlation risk, the risk of difficulties in pricing and valuation risk and the risk that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. Although the Fund’s adviser monitors the creditworthiness of the Fund’s counterparties, there can be no assurance that the Fund’s derivative counterparties will not experience financial difficulties, possibly resulting in losses to the Fund.

Emerging Markets Risk: Investing in emerging markets companies, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in companies in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.

Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Rule 144A securities may be less liquid than other equity securities. Equity securities may include common stocks, preferred stocks, warrants, securities convertible into common and preferred stocks and other equity-like interests in an entity. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the adviser’s assessment of the prospects for a company’s growth is wrong, or if the adviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the adviser has placed on it. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present

27

FUND SUMMARY

the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds and preferred stock generally take precedence over the claims of those who own common stock.

Fixed-Income Securities Risk: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. You may lose money on your investment due to unpredictable drops in a security’s value or periods of below-average performance in a given security or in the securities market as a whole.

Foreign Securities Risk: The Fund’s investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions.

REITs Risk: Investments in the real estate industry, including REITs, are particularly sensitive to economic downturns and are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents and the management skill and creditworthiness of the issuer. Many REITs are heavily leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Small-cap companies risk: Small-cap companies tend to have more limited markets and resources, and less liquidity, than companies with larger market capitalizations. Consequently, share prices of small-cap companies can be more volatile than, and perform differently from, larger capitalization company stocks.

Risk/Return Bar Chart and Table

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year and ten-year periods compare to those of several broad measures of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.funds.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

The returns for Class B and Class C shares differ from the Class A returns shown in the bar chart to the extent their respective expenses differ. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund’s shares. A sales charge will reduce your return.

Total Returns for Class A Shares

The table below shows how the Fund’s average annual total returns for Class A, Class B and Class C shares of the Fund (before and after taxes for Class A) for the one-year, five-year and ten-year periods compare to those of the Standard & Poor’s 500 Index (“S&P 500 Index”), an unmanaged index of U.S. common stocks. They are also compared to the Wilshire 4500 Index, an unmanaged index of 4,500

28

FUND SUMMARY

mid- and small-sized companies and the Standard & Poor’s MidCap 400 Index (“S&P MidCap 400 Index”), an unmanaged index of U.S. mid-sized companies, which Natixis Advisors believes over time generally represent the allocation of the Fund’s investments among its disciplines. The Fund’s total returns reflect, on a class by class basis, its expenses and the maximum sales charge that you may be required to pay when you buy or redeem the Fund’s shares. Class B total returns do not reflect the automatic conversion of Class B shares to Class A shares after eight years.

Average Annual Total Returns (for the periods ended December 31, 2009)	Past 1 Year		Past 5 Years		Past 10 Years
Natixis U.S. Diversified Portfolio
Class A – Return Before Taxes	____	%	____	%	____	%
Return After Taxes on Distributions	____	%	____	%	____	%
Return After Taxes on Distributions & Sales of Fund Shares	____	%	____	%	____	%
Class B – Return Before Taxes	____	%	____	%	____	%
Class C – Return Before Taxes	____	%	____	%	____	%
S&P 500 Index	____	%	____	%	____	%
Wilshire 4500 Index	____	%	____	%	____	%
S&P MidCap 400 Index	____	%	____	%	____	%

The Fund uses multiple subadvisers. The performance results shown above reflect results achieved by previous subadvisers using different investment strategies. The Fund’s performance might have been different had the current subadvisory arrangements and investment strategies been in place for all periods shown.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

Management

Investment Adviser

Natixis Asset Management Advisors, L.P. (“Natixis Advisors”)

Subadvisers

BlackRock Investment Management, LLC (“BlackRock”), Harris Associates L.P. (“Harris Associates”) and Loomis, Sayles & Company, L.P. (“Loomis Sayles”)

Portfolio Managers

BlackRock

Edward P. Dowd, Managing Director at BlackRock, has served as co-manager of the BlackRock segment of the Natixis U.S. Diversified Portfolio since 2008.

Jeffrey R. Lindsey, Managing Director at BlackRock, has served as co-manager of the BlackRock segment of the Natixis U.S. Diversified Portfolio since 2008.

Harris Associates

Edward S. Loeb, CFA, has served as co-manager of the Harris Associates segment of the Natixis U.S. Diversified Portfolio since 2000.

Michael J. Mangan, CFA, CPA, has served as co-manager of the Harris Associates segment of Natixis U.S. Diversified Portfolio since 2005.

Diane L. Mustain, CFA, has served as co-manager of the Natixis U.S. Diversified Portfolio since 2005.

Loomis Sayles

Philip C. Fine, Vice President of Loomis Sayles, has served as manager of the Loomis Sayles mid-cap growth segment of Natixis U.S. Diversified Portfolio since 2001.

29

FUND SUMMARY

Joseph R. Gatz, Vice President of Loomis Sayles, has served as co-manager of the Loomis Sayles small cap value segment of Natixis U.S. Diversified Portfolio since 2000.

Daniel G. Thelen, Vice President of Loomis Sayles, has served as co-manager of the Loomis Sayles small cap value segment of Natixis U.S. Diversified Portfolio since 2000.

Purchase and Sale of Fund Shares

The following chart shows the investment minimums for various types of accounts:

Type of Account	Minimum Initial Purchase	Minimum Subsequent Purchase
Any account other than those listed below	$2,500	$100
For shareholders participating in Natixis Funds’ Investment Builder Program	$1,000	$50
For Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA and Keogh plans using the Natixis Funds’ prototype document (direct accounts, not held through intermediary)	$1,000	$100
Coverdell Education Savings Accounts	$500	$100

The Fund’s shares are available for sale through your investment dealer, directly from the Fund by writing to the Funds at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire or through the Automated Clearing House system. The Fund’s shares are redeemable on any business day through your investment dealer, directly from the Fund by writing to the Funds at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, through the Automated Clearing House system, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan. Class B shares of the Fund are not currently offered for sale.

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gain unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Distributions by the Fund to retirement plans and other investors that qualify for tax-exempt treatment under U.S. federal income tax law generally will not be taxable, although distributions by retirement plans to their participants may be taxable.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

30

FUND SUMMARY

Vaughan Nelson Small Cap Value Fund

Investment Goal

The Fund seeks capital appreciation.

Fund Fees & Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section “How Sales Charges Are Calculated” on page 69 of the Prospectus and on page _ in the section “Reduced Sales Charges” of the Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)	Class A		Class B		Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		None		None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None		5.00%		1.00%
Redemption fees	None		None		None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A		Class B		Class C
Management fees	0.90%		0.90%		0.90%
Distribution and/or service (12b-1) fees	0.25%		1.00%		1.00%
Other expenses	____	%	____	%	____	%
Total annual fund operating expenses	____	%	____	%	____	%
Fee reduction and/or expense reimbursement[1]	____	%	____	%	____	%
Total annual fund operating expenses after fee reduction and/or expense reimbursement	____	%	____	%	____	%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the examples are based on Total Annual Fund Operating Expenses After Fee Reduction and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A		Class B				Class C
			If shares are redeemed		If shares are not redeemed		If shares are redeemed		If shares are not redeemed
1 year	$	_____	$	_____	$	_____	$	_____	$	_____
3 years	$	_____	$	_____	$	_____	$	_____	$	_____
5 years	$	_____	$	_____	$	_____	$	_____	$	_____
10 years*	$	_____	$	_____	$	_____	$	_____	$	_____

1

The Fund’s adviser, Natixis Asset Management Advisors, L.P. (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.45%, 2.20% and 2.20% of the Fund’s average daily net assets for Class A, Class B and Class C shares, respectively, exclusive of certain expenses such as brokerage expenses, interest expense, taxes and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2011 and may be terminated only with the consent of the Fund’s Board of Trustees. The Fund’s investment adviser will be

31

FUND SUMMARY

permitted to recover, on a class by class basis, management fees reduced and/or expenses reimbursed to the extent that expenses in later periods fall below 1.45%, 2.20% and 2.20% of the Fund’s average daily net assets for Class A, Class B and Class C shares, respectively. The Fund will not be obligated to repay any such reduced fees and expenses more than one year after the end of the fiscal year in which the fee/expense was reduced.

*	Class B shares automatically convert to Class A shares after 8 years; therefore, in years 9 and 10 Class B amounts are calculated using Class A expenses.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 102% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

The Fund normally will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in the equity securities of “small cap companies.” Currently, the Fund defines a small cap company to be one whose market capitalization, at the time of purchase, either falls within the capitalization range of the Russell 2000 Value Index, an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values, or is $3.5 billion or less. The Fund may, however, invest in companies with larger capitalizations.

Vaughan Nelson invests in small capitalization companies with a focus on absolute return. Vaughan Nelson uses a bottom-up value oriented investment process in constructing the Fund’s portfolio. Vaughan Nelson seeks companies with the following characteristics, although not all of the companies selected will have these attributes:

•	Companies earning a positive economic margin with stable-to-improving returns

•	Companies valued at a discount to their asset value

•	Companies with an attractive and sustainable dividend level.

In selecting investments for the Fund, Vaughan Nelson generally employs the following strategies:

•

Value-driven investment philosophy that selects stocks selling at a relatively low value based on discounted cash flow models. Vaughan Nelson selects companies that it believes are out-of-favor or misunderstood.

•

Vaughan Nelson starts with an investment universe of 5,000 securities. Vaughan Nelson then uses value-driven screens to create a research universe of companies with market capitalizations of at least $100 million.

•	Vaughan Nelson uses fundamental analysis to construct a portfolio of 60 to 80 securities consisting of quality companies in the opinion of Vaughan Nelson.

•

Vaughan Nelson will generally sell a stock when it reaches Vaughan Nelson’s price target, when the issuer shows a deteriorating financial condition, or when it has repeated negative earnings surprises.

The Fund may also:

•	Invest in convertible preferred stock and convertible debt securities.

•	Invest up to 35% of its assets in fixed-income securities, including U.S. government bonds as well as lower quality debt securities.

•	Invest in foreign securities, including those of emerging markets.

•	Invest in REITs.

•	Invest in securities offered in initial public offerings (“IPOs”).

Principal Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Emerging Markets Risk: Investing in emerging markets companies, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in companies in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.

Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Rule 144A securities may be less liquid than other equity securities. Equity securities may include common stocks, preferred stocks, warrants, securities convertible into common and preferred stocks and other equity-like interests in an entity. Growth stocks are generally more

32

FUND SUMMARY

sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the adviser’s assessment of the prospects for a company’s growth is wrong, or if the adviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the adviser has placed on it. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds and preferred stock generally take precedence over the claims of those who own common stock.

Fixed-Income Securities Risk: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. You may lose money on your investment due to unpredictable drops in a security’s value or periods of below-average performance in a given security or in the securities market as a whole.

Foreign Securities Risk: The Fund’s investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions.

REITs Risk: Investments in the real estate industry, including REITs, are particularly sensitive to economic downturns and are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents and the management skill and creditworthiness of the issuer. Many REITs are heavily leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Small-cap companies risk: Small-cap companies tend to have more limited markets and resources, and less liquidity, than companies with larger market capitalizations. Consequently, share prices of small-cap companies can be more volatile than, and perform differently from, larger capitalization company stocks.

Risk/Return Bar Chart and Table

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year and ten-year periods compare to those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.funds.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

The returns for Class B and Class C shares differ from the Class A returns shown in the bar chart to the extent their respective expenses differ. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund’s shares. A sales charge will reduce your return.

33

FUND SUMMARY

Total Returns for Class A Shares

The table below shows how the Fund’s average annual total returns for Class A, Class B and Class C shares of the Fund (before and after taxes for Class A) for the one-year, five-year and ten-year periods compare to those of the Russell 2000 Value Index, an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Fund’s total returns reflect, on a class-by-class basis, its expenses and the maximum sales charge that you may be required to pay when you buy or redeem the Fund’s shares.

Average Annual Total Returns (for the periods ended December 31, 2009)	Past 1 Year		Past 5 Years		Past 10 Years
Vaughan Nelson Small Cap Value Fund
Class A – Return Before Taxes	____	%	____	%	____	%
Return After Taxes on Distributions	____	%	____	%	____	%
Return After Taxes on Distributions & Sales of Fund Shares	____	%	____	%	____	%
Class B – Return Before Taxes	____	%	____	%	____	%
Class C – Return Before Taxes	____	%	____	%	____	%
Russell 2000 Value Index	____	%	____	%	____	%

Prior to March 1, 2004, the Fund had multiple subadvisers. The performance results shown above for the periods prior to March 1, 2004 reflect results achieved by the previous subadvisers using different investment strategies. The Fund’s performance might have been different had the current subadvisory arrangements and investment strategies been in place for all periods shown.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

Management

Investment Adviser

Natixis Assset Management Advisors, L.P. (“Natixis Advisors”)

Subadviser

Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”)

Portfolio Managers

Chris D. Wallis, CFA and Senior Portfolio Manager of Vaughan Nelson, has served as co-manager of the Vaughan Nelson Small Cap Value Fund since 2004.

34

FUND SUMMARY

Scott J. Weber, Portfolio Manager of Vaughan Nelson, has served as co-manager of the Vaughan Nelson Small Cap Value Fund since 2004.

Purchase and Sale of Fund Shares

The Vaughan Nelson Small Cap Value Fund is closed to new investors. For more information please see the section “It’s Easy to Open an Account” in the Statutory Prospectus.

The following chart shows the investment minimums for various types of accounts:

Type of Account	Minimum Initial Purchase	Minimum Subsequent Purchase
Any account other than those listed below	$2,500	$100
For shareholders participating in Natixis Funds’ Investment Builder Program	$1,000	$50
For Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA and Keogh plans using the Natixis Funds’ prototype document (direct accounts, not held through intermediary)	$1,000	$100
Coverdell Education Savings Accounts	$500	$100

The Fund’s shares are available for sale through your investment dealer, directly from the Fund by writing to the Funds at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire or through the Automated Clearing House system. The Fund’s shares are redeemable on any business day through your investment dealer, directly from the Fund by writing to the Funds at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, through the Automated Clearing House system, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan. Class B shares of the Fund are not currently offered for sale.

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gain unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Distributions by the Fund to retirement plans and other investors that qualify for tax-exempt treatment under U.S. federal income tax law generally will not be taxable, although distributions by retirement plans to their participants may be taxable.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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FUND SUMMARY

Vaughan Nelson Value Opportunity Fund

Investment Goal

The Fund seeks long-term capital appreciation.

Fund Fees & Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section “How Sales Charges Are Calculated” on page 69 of the Prospectus and on page _ in the section “Reduced Sales Charges” of the Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)	Class A		Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)			1.00%
Redemption fees	None		None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A		Class C
Management fees	0.80%		0.80%
Distribution and/or service (12b-1) fees	0.25%		1.00%
Other expenses (based on estimated amounts for the current fiscal year)	____	%	____	%
Total annual fund operating expenses	____	%	____	%
Fee reduction and/or expense reimbursement[1]	____	%	____	%
Total annual fund operating expenses after fee reduction and/or expense reimbursement	____	%	____	%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the examples are based on Total Annual Fund Operating Expenses After Fee Reduction and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A		Class C
			If shares are redeemed		If shares are not redeemed
1 year	$	_______	$	_______	$	_______
3 years	$	_______	$	_______	$	_______
5 years	$	_______	$	_______	$	_______
10 years	$	_______	$	_______	$	_______

1	The Fund’s adviser, Natixis Asset Management Advisors, L.P. (“Natixis Advisors”), has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.40% and 2.15% of the Fund’s average daily net assets for Class A and Class C shares, respectively, exclusive of certain expenses such as brokerage expenses, interest expense, taxes and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2011 and may be terminated only with the consent of the Fund’s Board of Trustees. The Fund’s investment adviser will be permitted to recover, on a class by class basis, management fees reduced and/or expenses reimbursed to the extent that expenses in later periods fall below 1.40% and 2.15% of the Fund’s average daily net assets for Class A and Class C shares, respectively. The Fund will not be obligated to repay any such reduced fees and expenses more than one year after the end of the fiscal year in which the fee/expense was reduced.

36

FUND SUMMARY

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

The Fund, under normal market conditions, will invest primarily in companies that, at the time of purchase, have a market capitalization either within the capitalization range of the Russell Midcap Value Index, an unmanaged index that measures the performance of companies with lower price-to-book ratios and lower forecasted growth values within the broader Russell Midcap Index, or is $15 billion or less. However, the Fund does not have any market capitalization limits and may invest in companies with smaller or larger capitalizations.

Vaughan Nelson invests in medium capitalization companies with a focus on absolute return. Vaughan Nelson uses a bottom-up value oriented investment process in constructing the Fund’s portfolio. Vaughan Nelson seeks companies with the following characteristics, although not all of the companies selected will have these attributes:

•	Companies earning a positive economic margin with stable-to-improving returns

•	Companies valued at a discount to their asset value.

•	Companies with an attractive and sustainable dividend level.

In selecting investments for the Fund, Vaughan Nelson generally employs the following strategies:

•

Vaughan Nelson employs a value-driven investment philosophy that selects stocks selling at a relatively low value based on business fundamentals, economic margin analysis and discounted cash flow models. Vaughan Nelson selects companies that it believes are out-of-favor or misunderstood.

•	Vaughan Nelson narrows the investment universe by using value-driven screens to create a research universe of companies with market capitalizations between $1 billion and $20 billion.

•	Vaughan Nelson uses fundamental analysis to construct a portfolio that it believes has attractive return potential.

•

Vaughan Nelson will generally sell a stock when it reaches Vaughan Nelson’s price target or when the issuer shows a deteriorating financial condition due to increased competitive pressures or internal or external forces reducing future expected returns.

The Fund may also:

•	Invest in convertible preferred stock and convertible debt securities.

•	Invest in foreign securities, including those of emerging markets.

•	Invest in other investment companies, to the extent permitted by the Investment Company Act of 1940.

•	Invest in REITs.

•	Invest in securities offered in initial public offerings (“IPOs”) and Rule 144A securities.

Principal Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Emerging Markets Risk: Investing in emerging markets companies, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in companies in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.

Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Rule 144A securities may be less liquid than other equity securities. Equity securities may include common stocks, preferred stocks, warrants, securities convertible into common and preferred stocks and other equity-like interests in an entity. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the adviser’s assessment of the prospects for a company’s growth is wrong, or if the adviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the adviser has placed on it. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent

37

FUND SUMMARY

favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds and preferred stock generally take precedence over the claims of those who own common stock.

Foreign Securities Risk: The Fund’s investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions.

REITs Risk: Investments in the real estate industry, including REITs, are particularly sensitive to economic downturns and are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents and the management skill and creditworthiness of the issuer. Many REITs are heavily leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Risk/Return Bar Chart and Table

The bar chart and table shown below provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns for the one-year and life-of-fund periods compare with those of two broad measures of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.funds.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

The returns for Class C shares differ from the Class A returns shown in the bar chart to the extent their respective expenses differ. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund’s shares. A sales charge will reduce your return.

Total Returns for Class A Shares

The table below shows how the Fund’s average annual total returns for Class A and Class C shares of the Fund (before and after taxes for Class A) for the one-year and life-of-fund periods compare to those of the Russell Midcap Value Index, an unmanaged index that measures the performance of those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values. The Fund’s total returns reflect, on a class by class basis, its expenses and the maximum sales charge that you may be required to pay when you buy or redeem the Fund’s shares.

Average Annual Total Returns (for the periods ended December 31, 2009)	Past 1 Year		Life of Fund (10/31/08)
Vaughan Nelson Value Opportunity Fund
Class A – Return Before Taxes	____	%	____	%
Return After Taxes on Distributions	____	%	____	%
Return After Taxes on Distributions and Sale of Fund Shares	____	%	____	%
Class C – Return Before Taxes	____	%	____	%
Russell Midcap Value Index*	____	%	____	%

*	The returns of each index are calculated from November 1, 2008.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax deferred arrangements, such as 401(k) plans, qualified plans,

38

FUND SUMMARY

education savings accounts, such as 529 plans or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other class of the Fund will vary. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

Management

Investment Adviser

Natixis Assset Management Advisors, L.P. (“Natixis Advisors”)

Subadviser

Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”)

Portfolio Managers

Dennis G. Alff — Dennis G. Alff has served as co-manager of the Vaughan Nelson Value Opportunity Fund since 2008.

Chris D. Wallis — Chris D. Wallis has served as co-manager of the Vaughan Nelson Value Opportunity Fund since 2008.

Scott J. Weber — Scott J. Weber has served as co-manager of the Vaughan Nelson Value Opportunity Fund since 2008.

Purchase and Sale of Fund Shares

The following chart shows the investment minimums for various types of accounts:

Type of Account	Minimum Initial Purchase	Minimum Subsequent Purchase
Any account other than those listed below	$2,500	$100
For shareholders participating in Natixis Funds’ Investment Builder Program	$1,000	$50
For Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA and Keogh plans using the Natixis Funds’ prototype document (direct accounts, not held through intermediary)	$1,000	$100
Coverdell Education Savings Accounts	$500	$100

The Fund’s shares are available for sale through your investment dealer, directly from the Fund by writing to the Funds at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire or through the Automated Clearing House system. The Fund’s shares are redeemable on any business day through your investment dealer, directly from the Fund by writing to the Funds at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, through the Automated Clearing House system, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan.

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gain unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Distributions by the Fund to retirement plans and other investors that qualify for tax-exempt treatment under U.S. federal income tax law generally will not be taxable, although distributions by retirement plans to their participants may be taxable.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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INVESTMENT GOALS, STRATEGIES AND RISKS

More Information About the Funds

AEW Real Estate Fund

Investment Goal

The Fund seeks to provide investors with above-average income and long-term growth of capital. The Fund’s investment goal is non-fundamental, which means it may be changed without shareholder approval. The Fund will provide 60 days’ prior written notice to shareholders before changing the investment goal.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in securities of real estate investment trusts (“REITs”) and/or real estate-related companies. In accordance with applicable Securities and Exchange Commission (“SEC”) requirements, the Fund will notify shareholders prior to any change to such policy taking effect. REITs are generally dedicated to owning, and usually operating, income-producing real estate, or dedicated to financing real estate. The Fund primarily invests in equity REITs, which own or lease real estate and derive their income primarily from rental income. Real estate-related companies are those companies whose principal activity involves the development, ownership, construction, management or sale of real estate; companies with significant real estate holdings; and companies that provide products or services related to the real estate industry.

AEW employs a value-oriented investment strategy designed to identify securities that are priced below what it believes is their intrinsic value. AEW believes that ultimately the performance of real estate equity securities is dependent upon the performance of the underlying real estate assets and company management as well as the overall influence of capital markets. Consequently, when selecting securities for the Fund, AEW draws upon the combined expertise of its securities, real estate and research professionals.

When selecting investments for the Fund, AEW generally considers the following factors that it believes help to identify those companies whose shares represent the greatest value and price appreciation potential:

Valuation: AEW has developed a proprietary model to assess the relative value of each stock in the Fund’s investment universe. This model is designed to estimate what an issuer’s anticipated cash flows are worth to a stock investor (a capital markets value) and to a direct real estate investor (a real estate value). The model helps AEW to identify stocks that it believes trade at discounts to either or both of these model values relative to similar stocks. AEW will generally sell a security once it is considered overvalued or when AEW believes that there is greater relative value in other securities in the Fund’s investment universe.

Price: AEW examines the historic pricing of each company in the Fund’s universe of potential investments. Those stocks that have underperformed in price, either in absolute terms or relative to the Fund’s investment universe in general, are typically of greater interest, provided AEW can identify and disagree with the sentiment that caused the underperformance.

Income: AEW further evaluates companies and REITs by analyzing their dividend yields as well as other factors that influence the sustainability and growth of dividends. These factors include cash flow, leverage and payout ratios.

Catalysts: When evaluating a security, AEW also seeks to identify potential catalysts that, in its opinion, could cause the marketplace to re-value the security upwards in the near term. These catalysts can be macro-economic, market-driven or company-specific in nature.

As a temporary defensive measure, the Fund may hold any portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units) and/or invest in money market instruments or high quality debt securities as AEW deems appropriate. The Fund may miss certain investment opportunities if it uses such defensive strategies and thus may not achieve its investment goal.

Principal Investment Risks

The Fund has principal investment strategies that come with inherent risks. The principal risks of investing in the Fund are described in the Fund Summary under “Principal Investment Risks.” The Fund does not represent a complete investment program. In addition to the risks found in the Fund Summary, the following is a list of risks to which the Fund may be subject because of its investments in various types of securities or engagement in various practices.

Equity Securities Risk

Securities of real estate-related companies and REITs in which the Fund may invest may be considered equity securities, thus subjecting the Fund to the risks of investing in equity securities generally. This means that you may lose money on your investment due to sudden, unpredictable drops in value or periods of below-average performance in a given stock or in the stock market as a whole. The

40

INVESTMENT GOALS, STRATEGIES AND RISKS

value of the Fund’s investments in equity securities is subject to the risks of unpredictable declines in the value of individual securities, industries and periods of below-average performance in individual securities, industries or in the equity market as a whole. Equity securities may include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and other equity-like interests in an entity. Common stocks represent an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds and preferred stock take precedence over the claims of those who own common stock. Equity securities may take the form of stock in corporations, limited partnership interests, interests in limited liability companies, REITs or other trusts and other similar securities.

Management Risk

The risk that a strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market Risk

The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions.

REITs Risk

The Fund’s performance will be dependent in part on the performance of the real estate market and the real estate industry in general. The real estate industry is particularly sensitive to economic downturns. Securities of companies in the real estate industry, including REITs, are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon cash flow from their investments to repay financing costs and also on the ability of the REITs’ managers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Small-cap companies risk: Companies in the real estate industry, including REITs, in which the Fund may invest may have relatively small market capitalizations. Small-cap companies and REITs, which AEW considers to be those with market capitalizations of $1 billion or less, tend to have more limited markets and resources than companies with larger market capitalizations. Consequently, share prices of small-cap companies and REITs can be more volatile than, and perform differently from, larger company stocks. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small-cap companies.

41

INVESTMENT GOALS, STRATEGIES AND RISKS

CGM Advisor Targeted Equity Fund

Investment Goal

The Fund seeks long-term growth of capital through investment in equity securities of companies whose earnings are expected to grow at a faster rate than that of the overall United States economy. The Fund’s investment goal is non-fundamental, which means it may be changed without shareholder approval. The Fund will provide 60 days’ prior written notice to shareholders before changing the investment goal.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in equity investments. In accordance with applicable Securities and Exchange Commission (“SEC”) requirements, the Fund will notify shareholders prior to any change to such policy taking effect. The Fund will generally invest in a focused portfolio of common stocks of large capitalization companies that CGM expects will grow at a faster rate than that of the overall United States economy. When CGM believes that market conditions warrant, however, CGM may select stocks based upon overall economic factors, such as the general economic outlook, the level and direction of interest rates and potential impact of inflation. The Fund will not invest in small capitalization companies.

In general, CGM seeks companies with the following characteristics, although not all of the companies selected will have these attributes:

•	Well-established, with records of above-average growth

•	Promise of maintaining their leadership positions in their respective industries

•	Likely to benefit from internal revitalization or innovations, changes in consumer demand or basic economic forces

Rather than following a particular style, CGM employs a flexible approach and seeks to take advantage of opportunities as they arise. In making an investment decision, CGM generally employs the following methods:

•	It uses a top-down approach, meaning that it analyzes the overall economic factors that may affect a potential investment.

•

CGM then conducts a thorough analysis of certain industries and companies, evaluating the fundamentals of each on a case-by-case basis and focusing on companies that it determines are attractively valued.

•	CGM’s ultimate decision to purchase a security results from a thorough assessment of all of the information that CGM deems to be relevant at the time of investment.

•	CGM will sell a stock if it determines that its investment expectations are not being met, if better opportunities are identified or if its price objective has been attained.

The Fund may also:

•	Invest a significant portion of its assets in a single industry sector.

•	Invest in foreign securities, including those in emerging markets.

•	Invest in other investment companies, to the extent permitted by the Investment Company Act of 1940 (the “1940 Act”).

•	Invest in REITs.

•

Engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund’s returns, and realization of greater short-term capital gains, distributions of which are taxable to shareholders who are individuals as ordinary income. Trading costs and tax effects associated with frequent trading may adversely affect the Fund’s performance.

As a temporary defensive measure, the Fund may hold any portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units) and/or invest in money market instruments or high quality debt securities as CGM deems appropriate. The Fund may miss certain investment opportunities if it uses such defensive strategies and thus may not achieve its investment goal.

Principal Investment Risks

The Fund has principal investment strategies that come with inherent risks. The principal risks of investing in the Fund are described in the Fund Summary under “Principal Investment Risks.” The Fund does not represent a complete investment program. In addition to the risks found in the Fund Summary, the following is a list of risks to which the Fund may be subject because of its investments in various types of securities or engagement in various practices.

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INVESTMENT GOALS, STRATEGIES AND RISKS

Emerging Markets Risk

This is the risk associated with investing in companies traded in emerging securities markets, which may be smaller and have shorter operating histories than companies in developed markets. Emerging markets involve risks in addition to, and greater than, those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.

Equity Securities Risk

You may lose money on your investment due to unpredictable drops in a stock’s value or periods of below-average performance in a given stock or in the stock market as a whole. The value of the Fund’s investments in equity securities is subject to the risks of unpredictable declines in the value of individual securities, industries and periods of below-average performance in individual securities, industries or in the equity market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the adviser’s assessment of the prospects for a company’s growth is wrong, or if the adviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the adviser has placed on it. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. Equity securities may include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and other equity-like interests in an entity. Common stocks represent an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds and preferred stock generally take precedence over the claims of those who own common stock. Equity securities may take the form of stock in corporations, limited partnership interests, interests in limited liability companies, REITs or other trusts and other similar securities.

Focused investment risk: Because the Fund may invest in a small number of industries or securities, it may have more risk because the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund’s net asset value.

Foreign Securities Risk

This is the risk associated with investments in issuers located in foreign countries. The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of issuers and a small number of securities. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments can cause the value of the Fund’s non-U.S. investments to decline. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire foreign investment. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets. These risks also apply to securities of foreign issuers traded in the United States or through depositary receipt programs such as American Depositary Receipts.

Investments in Other Investment Companies Risk

The Fund will indirectly bear the management service and other fees of the other investment company in addition to its own expenses.

Management Risk

The risk that a strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market Risk

The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions.

REITs Risk

The real estate industry is particularly sensitive to economic downturns. Securities of companies in the real estate industry, including REITs, are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or the securing mortgage loans held by the REIT. REITs are dependent upon cash flow from their investments to repay financing costs and also on the ability of the REITs’ managers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

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INVESTMENT GOALS, STRATEGIES AND RISKS

Hansberger International Fund

Investment Goal

The Fund seeks long-term growth of capital. The Fund’s investment goal is non-fundamental, which means it may be changed without shareholder approval. The Fund will provide 60 days’ prior written notice to shareholders before changing the investment goal.

Principal Investment Strategies

The Fund seeks to attain its goal by investing substantially all of its assets in equity securities. The Fund is an international mutual fund, which means that it seeks to invest a significant portion of its net assets in equity securities of companies located outside the United States. The Fund invests in small-, mid-, and large-capitalization companies and expects to invest its assets across developed and emerging markets in Eastern and Western Europe, Asia and the Americas.

The Fund may also:

•	Invest in convertible preferred stock and convertible debt securities.

•	Invest up to 35% of its assets in fixed-income securities, including government bonds as well as lower-quality debt securities.

As a temporary defensive measure, the Fund may hold any portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units) and/or invest in money market instruments or high quality debt securities as Hansberger deems appropriate. The Fund may miss certain investment opportunities if it uses such defensive strategies and thus may not achieve its investment goal.

Subject to the allocation policy adopted by the Board of Trustees, Natixis Advisors generally allocates capital invested in the Fund equally between its two segments, which are managed by Hansberger as described below. Under the allocation policy, Natixis Advisors may also allocate capital away or towards a segment from time to time.

Growth Segment: In managing this segment, Hansberger follows a flexible investment policy that allows it to select those investments it believes are best suited to achieve the Fund’s investment objective over the long-term, using a disciplined, long-term approach to international investing. The growth segment will primarily invest in the equity securities of companies organized or headquartered outside of the United States. This segment will invest in at least three different countries and generally expects to be invested in more than three countries, including countries considered to be emerging market countries. In general, Hansberger seeks companies with the following characteristics, although not all of the companies selected will have these attributes:

•	High secular growth

•	Superior profitability

•	Medium to large capitalizations, although there are no limitations on the size of the companies in which the segment may invest

In making investment decisions, Hansberger generally employs the following methods:

•	Securities are selected on the basis of fundamental company-by-company analysis.

•	In choosing equity investments, Hansberger will typically focus on the market price of a company’s securities relative to its evaluation of the company’s long-term earnings and cash flow potential.

•	In addition, a company’s valuation measures, including but not limited to price-to-earnings ratio and price-to-book ratio, will customarily be considered.

•	Hansberger seeks to control portfolio risk through top-down geographic and sector allocation.

Hansberger generally sells a security in the Growth Segment if its price target is met, the company’s fundamentals change, or if the Fund is fully invested and a better investment opportunity arises.

Value Segment: In managing this segment, Hansberger employs an intensive fundamental approach to selecting stocks. Hansberger seeks to identify stocks with a market value that is believed to be less than a company’s intrinsic value, based on its long-term potential. Hansberger’s investment approach integrates extensive research (both internal and external), proprietary valuation screens, and fundamental analysis of stocks with a long-term investment perspective. This analysis involves evaluating a company’s prospects by focusing on such factors as the quality of a company’s management, the competitive position of a company within its industry, the financial strength of the company, the quality and growth potential of its earnings, and the outlook for the company’s future based on these and other similar factors. Hansberger will also consider other factors in its analysis, including country and political risks, economic and market conditions, the issuer’s structural company and industry specific factors, changes in shareholder orientation (for example, a shift from treating all shareholders fairly to disadvantaging minority shareholders), and the company’s management.

Hansberger seeks to broaden the scope and increase the effectiveness of its fundamental analysis by searching for undervalued stocks in many countries around the world, including emerging markets. This global search provides Hansberger with more diverse opportunities and with the flexibility to shift portfolio investments, not only from company to company and industry to industry, but

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INVESTMENT GOALS, STRATEGIES AND RISKS

also from country to country, in search of undervalued stocks. Hansberger’s objective is to identify undervalued securities, to hold them for the long-term, and to achieve long-term capital growth as the marketplace realizes the value of these securities over time. Hansberger expects to typically invest in 70 to 80 stocks (for this segment), across a broad spectrum of market capitalizations. In terms of both industry representation and capitalization, the segment’s holdings may differ significantly from those of the typical international equity fund.

Principal Investment Risks

The Fund has principal investment strategies that come with inherent risks. The principal risks of investing in the Fund are described in the Fund Summary under “Principal Investment Risks.” The Fund does not represent a complete investment program. In addition to the risks found in the Fund Summary, the following is a list of risks to which the Fund may be subject because of its investments in various types of securities or engagement in various practices.

Currency Risk

Fluctuations in the exchange rates between different currencies may negatively affect an investment.

Emerging Markets Risk

This is the risk associated with investing in companies traded in emerging securities markets, which may be smaller and have shorter operating histories than companies in developed markets. Emerging markets involve risks in addition to, and greater than, those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.

Equity Securities Risk

You may lose money on your investment due to unpredictable drops in a stock’s value or periods of below-average performance in a given stock or in the stock market as a whole. The value of the Fund’s investments in equity securities is subject to the risks of unpredictable declines in the value of individual securities, industries and periods of below-average performance in individual securities, industries or in the equity market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the adviser’s assessment of the prospects for a company’s growth is wrong, or if the adviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the adviser has placed on it. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. Equity securities may include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and other equity-like interests in an entity. Common stocks represent an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds and preferred stock generally take precedence over the claims of those who own common stock. Equity securities may take the form of stock in corporations, limited partnership interests, interests in limited liability companies, REITs or other trusts and other similar securities.

Foreign Securities Risk

This is the risk associated with investments in issuers located in foreign countries. The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of issuers and a small number of securities. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments can cause the value of the Fund’s non-U.S. investments to decline. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire foreign investment. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets. These risks also apply to securities of foreign issuers traded in the United States or through depositary receipt programs such as American Depositary Receipts.

Management Risk

The risk that a strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market Risk

The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions.

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INVESTMENT GOALS, STRATEGIES AND RISKS

Harris Associates Large Cap Value Fund

Investment Goal

The Fund seeks opportunities for long-term capital growth and income. The Fund’s investment goal is non-fundamental, which means it may be changed without shareholder approval. The Fund will provide 60 days’ prior written notice to shareholders before changing the investment goal.

Principal Investment Strategies

Under normal market conditions, the Fund will invest substantially all of its assets in common stock of large- and mid-capitalization companies in any industry. The Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in companies that have market capitalizations within the capitalization range of the Russell 1000 Index, a nationally recognized index of large-capitalization companies. In accordance with applicable SEC requirements, the Fund will notify shareholders prior to any change to such policy taking effect.

Harris Associates uses a value investment philosophy in selecting equity securities. This philosophy is based upon the belief that, over time, a company’s stock price converges with the company’s true business value. By “true business value,” Harris Associates means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. Harris Associates believes that investing in securities priced significantly below their true business value presents the best opportunity to achieve the Fund’s investment objectives.

The Fund may also invest in foreign securities traded in U.S. markets (through receipt programs such as American Depositary Receipts (“ADRs”) or non-U.S. stocks traded in U.S. markets). ADRs are securities issued by a U.S. bank that represent shares of a foreign company.

As a temporary defensive measure, the Fund may hold any portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units) and/or invest in money market instruments or high quality debt securities as Harris Associates deems appropriate. The Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment goal.

Principal Investment Risks

The Fund has principal investment strategies that come with inherent risks. The principal risks of investing in the Fund are described in the Fund Summary under “Principal Investment Risks.” The Fund does not represent a complete investment program. In addition to the risks found in the Fund Summary, the following is a list of risks to which the Fund may be subject because of its investments in various types of securities or engagement in various practices.

Emerging Markets Risk

This is the risk associated with investing in companies traded in emerging securities markets, which may be smaller and have shorter operating histories than companies in developed markets. Emerging markets involve risks in addition to, and greater than, those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.

Equity Securities Risk

You may lose money on your investment due to unpredictable drops in a stock’s value or periods of below-average performance in a given stock or in the stock market as a whole. The value of the Fund’s investments in equity securities is subject to the risks of unpredictable declines in the value of individual securities, industries and periods of below-average performance in individual securities, industries or in the equity market as a whole. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. Equity securities may include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and other equity-like interests in an entity. Common stocks represent an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds and preferred stock generally take precedence over the claims of those who own common stock. Equity securities may take the form of stock in corporations, limited partnership interests, interests in limited liability companies, REITs or other trusts and other similar securities.

Foreign Securities Risk

This is the risk associated with investments in issuers located in foreign countries. The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of issuers and a small number of securities. In addition, foreign companies

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INVESTMENT GOALS, STRATEGIES AND RISKS

often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments can cause the value of the Fund’s non-U.S. investments to decline. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire foreign investment. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets. These risks also apply to securities of foreign issuers traded in the United States or through depositary receipt programs such as American Depositary Receipts.

Management Risk

The risk that a strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market Risk

The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions.

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INVESTMENT GOALS, STRATEGIES AND RISKS

Natixis Income Diversified Portfolio

Investment Goal

The Fund seeks current income with a secondary objective of capital appreciation. The Fund’s investment goal is non-fundamental and may be changed without shareholder approval. The Fund will provide 60 days’ prior written notice to shareholders before changing the investment goal.

Principal Investment Strategies

The Fund is designed to offer investors access to a diversified portfolio of complementary income producing investment disciplines from specialized money managers through investment in a single mutual fund. The Fund’s disciplines focus on income producing fixed -income and equity securities. Each discipline and its adviser or subadviser is listed below. Natixis Advisors believes that, by diversifying across asset classes and styles in a single portfolio, investors may experience more consistent, positive returns with less volatility than a fund managed in a single asset class or style.

Adviser/Subadviser and Investment Discipline	Focus of Discipline	Target Allocation	Minimum Allocation	Maximum Allocation
AEW Diversified REIT	U.S. Equity Real Estate Investment Trusts (“REITs”)	25.00%	20.00%	30.00%
Active Dividend Equity *	Dividend-paying common stocks of U.S. issuers	20.00%	15.00%	25.00%
Loomis Sayles Inflation Protected Securities	Inflation protected securities, with an emphasis on U.S.	15.00%	10.00%	20.00%
	Treasury Inflation Protected Securities (“TIPS”)
Loomis Sayles Multi-Sector Bond	Investment grade fixed- income securities	40.00%	30.00%	50.00%

*	This discipline is managed by Natixis Advisors through its division, Active Investment Advisors (“Active”).

Subject to the allocation policy adopted by the Fund’s Board of Trustees, Natixis Advisors generally allocates capital invested in the Fund among its four disciplines according to the target allocations noted above. Natixis Advisors (with respect to the Active Dividend Equity discipline) and each of the subadvisers manages the portion of the Fund’s assets allocated to them in accordance with Active’s or the respective subadviser’s distinct investment style and strategy. Natixis Advisors monitors the relative sizes of the disciplines on a monthly basis. When a discipline’s percentage of the Fund exceeds the maximum or minimum allocation set forth in the table above, Natixis Advisors will generally reallocate capital away from or towards one or more disciplines in order to bring the discipline back within its target allocation range. Subject to approval by the Fund’s Board of Trustees, Natixis Advisors may revise the Fund’s target allocations from time to time. In addition, target allocations will vary and may not always be met.

The Fund may:

•	Invest in equity securities, including common stocks and preferred stocks.

•	Invest a significant portion of its assets in REITs and companies in the real-estate industry.

•	Invest in securities offered in initial public offerings (“IPOs”) and Rule 144A securities.

•	Invest in convertible preferred stock and convertible debt securities.

•	Engage in options for hedging and investment purposes and enter into futures transactions, swap contracts and currency hedging transactions.

•	Invest in fixed-income securities of any maturity, including lower-rated fixed-income securities (commonly known as “junk bonds”).

•	Invest in mortgage-related and asset-backed securities (including mortgage dollar rolls).

•	Invest in swaps (including credit default swaps) and other derivatives.

As a temporary defensive measure, the Fund may hold any portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units) and/or invest in money market instruments or high quality debt securities as the adviser or subadviser deems appropriate. The Fund may miss certain investment opportunities if it uses such defensive strategies and thus may not achieve its investment goal.

For more detailed information on the adviser’s or any subadviser’s investment strategies, please refer to the section “Natixis Income Diversified Portfolio — More on Investment Disciplines.”

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INVESTMENT GOALS, STRATEGIES AND RISKS

Principal Investment Risks

The Fund has principal investment strategies that come with inherent risks. The principal risks of investing in the Fund are described in the Fund Summary under “Principal Investment Risks.” The Fund does not represent a complete investment program. In addition to the risks found in the Fund Summary, the following is a list of risks to which the Fund may be subject because of its investments in various types of securities or engagement in various practices.

Allocation Risk

The Fund’s investment performance depends on how its assets are allocated. The allocation, as set forth above, may not be optimal in every market condition. You could lose money on your investment in the Fund as a result of this allocation.

Credit Risk

The risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Below investment-grade fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments. Foreign securities may be subject to increased credit risk because of the potential difficulties of requiring foreign entities to honor their contractual commitments.

Derivatives Risk

Derivatives are subject to changes in the underlying securities or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund’s exposure to securities markets values, interest rates or currency exchange rates. Derivatives are also subject to credit risk and liquidity risk. Investments in derivatives are also subject to the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices and the risk that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. Recently, several broker-dealers and other financial institutions have experienced extreme financial difficulty, sometimes resulting in bankruptcy of the institution. Although the Fund’s adviser monitors the creditworthiness of the Fund’s counterparties, there can be no assurance that the Fund’s derivative counterparties will not experience similar difficulties, possibly resulting in losses to the Fund. Losses resulting from the use of derivatives will reduce the Fund’s net asset value (“NAV”), and possibly income, and the losses may be significantly greater than if derivatives had not been used.

Equity Securities Risk

You may lose money on your investment due to unpredictable drops in a stock’s value or periods of below-average performance in a given stock or in the stock market as a whole. The value of the Fund’s investments in equity securities is subject to the risks of unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Securities issued in IPOs tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of publicly available information and trading history. Rule 144A securities may be less liquid than other equity securities. Small-capitalization and emerging growth companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies, which could adversely affect the value of the Fund’s portfolio. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the adviser’s assessment of the prospects for a company’s growth is wrong, or if the adviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the adviser has placed on it. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. Equity securities may include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and other equity-like interests in an entity. Common stocks represent an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds and preferred stock generally take precedence over the claims of those who own common stock. Equity securities may take the form of stock in corporations, limited partnership interests, interests in limited liability companies, REITs or other trusts and other similar securities.

Fixed-Income Securities Risk

Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. You may lose money on your investment due to unpredictable drops in a security’s value or periods of below-average performance in a given security or in the securities market as a whole. Below investment-grade fixed-income securities (commonly known as “junk bonds”) may be subject to these risks to a greater extent than other fixed-income securities. These securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments.

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Foreign Securities Risk

This is the risk associated with investments in issuers located in foreign countries. The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of issuers and a small number of securities. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments can cause the value of the Fund’s non-U.S. investments to decline. In the event of nationalization, expropriation, or other confiscation, the Fund could lose its entire foreign investment. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets. These risks also apply to securities of foreign issuers traded in the United States or through depositary receipt programs such as American Depositary Receipts.

Mortgage-Related and Asset-Backed Securities Risk

In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risks, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that an unexpected rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security’s value. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. The market for mortgage backed securities (and other asset backed securities) has experienced high volatility and a lack of liquidity. As a result, the value of money of these securities has significantly declined. There can be no assurance that these markets will become more liquid or less volatile, and it is possible that the value of these securities could decline further.

REITs Risk

The Fund’s performance will be dependent in part on the performance of the real estate market and the real estate industry in general. The real estate industry is particularly sensitive to economic downturns. Securities of companies in the real estate industry, including REITs, are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon cash flow from their investments to repay financing costs and also on the ability of the REITs’ managers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Small-Cap Companies Risk

Small-cap companies tend to have more limited markets and resources, and less liquidity, than companies with larger market capitalizations. Consequently, share prices of small-cap companies can be more volatile than, and perform differently from, larger capitalization company stocks.

More on Investment Disciplines

The Fund is divided into four different disciplines, each comprising a different asset class and managed by the adviser, through its division Active, or one of the Fund’s two subadvisers. Using this multi-discipline strategy, the Fund provides shareholders with exposure to income-producing fixed income and equity securities. The adviser and the subadvisers pursue the Fund’s overall goal by employing the strategies and techniques described below.

AEW Diversified REIT Discipline

This portion of the Fund will normally invest at least 80% of its net assets in securities of REITs and/or real estate related companies. REITs are generally dedicated to owning, and usually operating, income-producing real estate, or dedicated to financing real estate. This portion of the Fund primarily invests in equity REITs, which own or lease real estate and derive their income primarily from rental income. Real estate-related companies are those companies whose principal activity involves the development, ownership, construction, management or sale of real estate; companies with significant real estate holdings; and companies that provide products or services related to the real estate industry.

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INVESTMENT GOALS, STRATEGIES AND RISKS

AEW employs a value-oriented investment strategy designed to identify securities that are priced below what it believes is their intrinsic value. AEW believes that ultimately the performance of real estate equity securities is dependent upon the performance of the underlying real estate assets and company management as well as the overall influence of capital markets. Consequently, when selecting securities for this portion of the Fund, AEW draws upon the combined expertise of its securities, real estate and research professionals.

When selecting investments for this portion of the Fund, AEW generally considers the following factors that it believes help to identify those companies whose shares represent the greatest value and price appreciation potential:

•

Valuation: AEW has developed a proprietary model to assess the relative value of each stock in this portion of the Fund’s investment universe. This model is designed to estimate what an issuer’s anticipated cash flows are worth to a stock investor (a capital markets value) and to a direct real estate investor (a real estate value). The model helps AEW to identify stocks that it believes trade at discounts to either or both of these model values relative to similar stocks. AEW will consider selling a security once it believes that there is greater relative value in other securities in this portion of the Fund’s investment universe.

•

Price: AEW examines the historic pricing of each company in this portion of the Fund’s universe of potential investments in order to identify stocks that it believes are out of favor. Those stocks that have underperformed in price, either in absolute terms or relative to this portion of the Fund’s universe in general, are typically of greater interest, provided AEW can identify and disagree with the sentiment that caused the underperformance.

•

Income: AEW further evaluates companies and REITs by analyzing their dividend yields as well as other factors that influence the sustainability and growth of dividends. These factors include cash flow, leverage and payout ratios.

•

Catalysts: When evaluating a security, AEW also seeks to identify potential catalysts that, in its opinion, could cause the marketplace to re-value the security in the future. These catalysts can be macro-economic, market driven or company-specific in nature.

Active Dividend Equity Discipline

This portion of the Fund is managed by the Active division of Natixis Advisors, and attempts to fully replicate the Dow Jones Select Dividend Index (the “Index”). Active will generally seek to provide a return similar to the Index by investing in all of the stocks in the Index at close to their Index weights. The Index measures the performance of a selected group of equity securities issued by companies that have provided relatively high dividend yields on a consistent basis over time. The Index is comprised of one hundred of the highest dividend-yielding securities (excluding REITs) in the Dow Jones U.S. Total Market Index, a broad-based index representative of the total market for U.S. equity securities.

In deciding which securities to buy, Active will generally include only those stocks which are constituents of the Index. As the underlying Index makes changes to its constituents or the weighting of those constituents, Active will generally make similar adjustments to this portion of the Fund, ensuring that the Fund minimizes active risk relative to the performance of the Index. Securities removed from the Index thus will generally be sold from this portion of the Fund as well.

Loomis Sayles Inflation Protected Securities Discipline

This portion of the Fund, one of two portions managed by Loomis Sayles, normally will invest at least 80% of its net assets in inflation protected securities, with an emphasis on debt securities issued by the U.S. Treasury (Treasury Inflation-Protected Securities, or “TIPs”). The principal value of these securities is periodically adjusted according to the rate of inflation, and repayment of the original bond principal upon maturity is guaranteed by the U.S. government.

This portion of the Fund may invest in other securities, including but not limited to: inflation-protected debt securities issued by U.S. government agencies and instrumentalities other than the U.S. Treasury, by other entities such as corporations and foreign governments, and by foreign issuers; nominal treasury securities, corporate bonds, asset-backed securities, and mortgage-related securities (including mortgage dollar rolls). This portion of the Fund may invest in fixed-income securities of any maturity. It also may engage in futures transactions.

In deciding which securities to buy and sell, Loomis Sayles will consider, among other things, Loomis Sayles’ expectations regarding general trends in interest rates and comparisons of the level of risk associated with particular investments with Loomis Sayles’ expectations concerning the potential return on those investments.

Loomis Sayles Multi-Sector Bond Discipline

This portion of the Fund, the second of two portions managed by Loomis Sayles, will invest primarily in investment grade fixed -income securities, although it may invest up to 35% of its assets in lower rated fixed -income securities (commonly known as “junk bonds”) and up to 20% of its assets in preferred stocks. This portion of the Fund may invest in fixed-income securities of any maturity.

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INVESTMENT GOALS, STRATEGIES AND RISKS

In deciding which securities to buy and sell, Loomis Sayles will consider, among other things, the financial strength of the issuer of the security, current interest rates, Loomis Sayles’ expectations regarding general trends in interest rates, and comparisons of the level of risk associated with particular investments with Loomis Sayles’ expectations concerning the potential return of those investments.

Three themes typically drive this portion of the Fund’s investment approach. First, Loomis Sayles generally seeks fixed-income securities of issuers whose credit profiles it believes are improving. Loomis Sayles’ credit research team provides deep fundamental and quantitative analysis as well as ratings on over 1,000 issuers worldwide. The broad coverage combined with the objective of identifying attractive investment opportunities makes this an important component of the investment approach. Second, Loomis Sayles makes significant use of non-market related securities, which are securities that may not have a direct correlation with changes in interest rates. Loomis Sayles believes that this portion of the Fund may generate positive returns by having a portion of its assets invested in non-market related securities, rather than by relying primarily on changes in interest rates to produce returns for this portion of the Fund. Third, Loomis Sayles analyzes different sectors of the economy and differences in the yields (“spreads”) of various fixed-income securities (U.S. governments, investment-grade corporates, securitized assets, high-yield corporates, emerging markets, non-U.S. sovereigns and credits, convertibles, bank loans and municipals) in an effort to find securities that it believes may produce attractive returns for this portion of the Fund in comparison to their risk. Loomis Sayles generally prefers securities that are protected against calls (early redemption by the issuer).

This portion of the Fund may invest in securities of Canadian issuers and up to 20% of its assets in other foreign securities, including emerging markets securities. This portion of the Fund may invest without limit in obligations of supranational entities (e.g., the World Bank).

The fixed-income securities in which this portion of the Fund may invest include corporate securities, U.S. government securities, commercial paper, zero-coupon securities, mortgage-backed securities, stripped mortgage-backed securities, collateralized mortgage obligations, asset-backed securities, when-issued securities, REITs, Rule 144A securities, repurchase agreements and convertible securities. The portion of the Fund may engage in options and futures transactions, foreign currency hedging transactions and swap transactions.

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INVESTMENT GOALS, STRATEGIES AND RISKS

Natixis U.S. Diversified Portfolio

Investment Goal

The Fund seeks long-term growth of capital. The Fund’s investment goal is non-fundamental, which means it may be changed without shareholder approval. The Fund will provide 60 days’ prior written notice to shareholders before changing the investment goal.

Principal Investment Strategies

Natixis Advisors believes that this Fund’s multi-manager approach to equity investing — which combines the varied styles of multiple subadvisers in selecting securities for each of the Fund’s four segments — offers uncommon diversification and a different investment opportunity than funds managed by a single adviser using a single style. Natixis Advisors believes that having several subadvisers with varying and successful management styles may increase the likelihood that the Fund will produce better returns for its shareholders with less variability of return and less risk of persistent underperformance than a fund managed by a single adviser.

Subject to the allocation policy adopted by the Fund’s Board of Trustees, Natixis Advisors generally allocates capital invested in the Fund equally among its four segments. Under the allocation policy, Natixis Advisors may also allocate capital away or towards one or more segment from time to time and may reallocate capital among the segments. Each subadviser manages its segment (or segments, in the case of Loomis Sayles) of the Fund’s assets in accordance with its distinct investment style and strategy.

The Fund ordinarily invests substantially all of its assets in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in securities of U.S. issuers. In accordance with applicable SEC requirements, the Fund will notify shareholders prior to any change to such policy taking effect.

The Fund may also:

•	Invest in securities offered in initial public offerings (“IPOs”) and Rule 144A securities.

•	Invest in convertible preferred stock and convertible debt securities.

•	Invest in REITs.

•	Invest in fixed-income securities, including U.S. government bonds and lower-quality corporate bonds.

•	Hold securities of foreign issuers traded over-the-counter or on foreign exchanges, including securities in emerging markets and related currency hedging transactions.

•	Invest in options and enter into futures, swap contracts, currency transactions and other derivatives.

•

Engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund’s returns, and realization of greater short-term capital gains, distributions of which are taxable to shareholders who are individuals as ordinary income. Trading costs and tax effects associated with frequent trading may adversely affect the Fund’s performance.

As a temporary defensive measure, the Fund may hold any portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units) and/or invest in money market instruments or high quality debt securities as the subadvisers deem appropriate. The Fund may miss certain investment opportunities if it uses such defensive strategies and thus may not achieve its investment goal.

For more detailed information on each subadviser’s investment strategies, please refer to the section “Natixis U.S. Diversified Portfolio — More on Investment Strategies.”

Principal Investment Risks

The Fund has principal investment strategies that come with inherent risks. The principal risks of investing in the Fund are described in the Fund Summary under “Principal Investment Risks.” The Fund does not represent a complete investment program. In addition to the risks found in the Fund Summary, the following is a list of risks to which the Fund may be subject because of its investments in various types of securities or engagement in various practices.

Allocation Risk

The Fund’s investment performance depends on how its assets are allocated. The allocation, as set forth above, may not be optimal in every market condition. You could lose money on your investment in the Fund as a result of this allocation.

Derivatives Risk

Derivatives are subject to changes in the underlying securities or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund’s exposure to securities markets values, interest rates or currency exchange rates. Derivatives are also subject to credit risk and liquidity risk. Investments in derivatives are also subject to the risk

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INVESTMENT GOALS, STRATEGIES AND RISKS

of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices and the risk that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. Recently, several broker-dealers and other financial institutions have experienced extreme financial difficulty, sometimes resulting in bankruptcy of the institution. Although the Fund’s adviser monitors the creditworthiness of the Fund’s counterparties, there can be no assurance that the Fund’s derivative counterparties will not experience similar difficulties, possibly resulting in losses to the Fund. Losses resulting from the use of derivatives will reduce the Fund’s net asset value (“NAV”), and possibly income, and the losses may be significantly greater than if derivatives had not been used.

Emerging Markets Risk

This is the risk associated with investing in companies traded in emerging securities markets, which may be smaller and have shorter operating histories than companies in developed markets. Emerging markets involve risks in addition to, and greater than, those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.

Equity Securities Risk

You may lose money on your investment due to unpredictable drops in a stock’s value or periods of below-average performance in a given stock or in the stock market as a whole. The value of the Fund’s investments in equity securities is subject to the risks of unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Securities issued in IPOs tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of publicly available information and trading history. Rule 144A securities may be less liquid than other equity securities. Small-capitalization and emerging growth companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies, which could adversely affect the value of the Fund’s portfolio. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the adviser’s assessment of the prospects for a company’s growth is wrong, or if the adviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the adviser has placed on it. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. Equity securities may include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and other equity-like interests in an entity. Common stocks represent an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds and preferred stock generally take precedence over the claims of those who own common stock. Equity securities may take the form of stock in corporations, limited partnership interests, interests in limited liability companies, REITs or other trusts and other similar securities.

Fixed-Income Securities Risk

Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. You may lose money on your investment due to unpredictable drops in a security’s value or periods of below-average performance in a given security or in the securities market as a whole. Below investment-grade fixed-income securities (commonly known as “junk bonds”) may be subject to these risks to a greater extent than other fixed-income securities. These securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Foreign Securities Risk

This is the risk associated with investments in issuers located in foreign countries. The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of issuers and a small number of securities. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments can cause the value of the Fund’s non-U.S. investments to decline. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire foreign investment. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets. These risks also apply to securities of foreign issuers traded in the United States or through depositary receipt programs such as American Depositary Receipts.

Management Risk

The risk that a strategy used by the Fund’s portfolio managers may fail to produce the intended result.

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INVESTMENT GOALS, STRATEGIES AND RISKS

Market Risk

The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions.

REITs Risk

The real estate industry is particularly sensitive to economic downturns. Securities of companies in the real estate industry, including REITs, are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or the securing mortgage loans held by the REIT. REITs are dependent upon cash flow from their investments to repay financing costs and also on the ability of the REITs’ managers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Small-Cap Companies Risk

Small-cap companies tend to have more limited markets and resources, and less liquidity, than companies with larger market capitalizations. Consequently, share prices of small-cap companies can be more volatile than, and perform differently from, larger capitalization company stocks.

Natixis U.S. Diversified Portfolio — More on Investment Strategies

The Fund’s portfolio is divided into four different segments managed by the three subadvisers set forth below. These subadvisers pursue the Fund’s overall goal by employing the strategies and techniques described below.

BlackRock

The segment of the Fund managed by BlackRock, under normal conditions, pursues long-term growth of capital. The segment primarily invests in a portfolio of common stocks of U.S. companies. The companies selected by BlackRock for the segment typically have the following characteristics, although not all of the companies selected by BlackRock will have each of the attributes:

•	Market capitalizations of any size with emphasis on capitalizations greater than $2 billion

•	Above-average rates of earnings growth. Some, but not all of the factors that may contribute to above-average rates of earnings growth include:

•	Above-average growth rates in sales

•	Improvements in profit margins

•	Providing proprietary or niche products and services

•	Strong industry growth

•	A lead in market share

The segment may also invest in the securities of foreign companies, either directly or indirectly through depositary receipts, as well as securities convertible into securities of foreign companies.

In making investment decisions, BlackRock generally employs the following methods:

•	Investment ideas are generated through company visits, financial reports, external research and extensive in-house analysis.

•	The investment process assesses industry momentum and cycles as well as corporate revenue and earnings growth.

•

Industries are evaluated based on expectations of future earnings momentum and the confirmation of these expectations over time. BlackRock will usually sell a position if company fundamentals or management do not perform to expectations.

Harris Associates

Under normal circumstances, the segment of the Fund managed by Harris Associates will invest primarily in the common stocks of large- and mid-capitalization companies that Harris Associates believes are trading at a substantial discount to the company’s “true business value.” Harris Associates’ value-oriented investment philosophy is based upon its belief that over time a stock’s discounted market price and its true business value will converge. Harris Associates believes that this philosophy provides the best opportunity to achieve long-term capital growth while also protecting from downside risk. It therefore uses this philosophy to locate companies with the following characteristics, although not all of the companies selected by Harris Associates will have each of these attributes:

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INVESTMENT GOALS, STRATEGIES AND RISKS

•	Stock selling at less than 60% of its intrinsic value

•	Favorable intrinsic value growth potential

•	Owner-oriented management

In making investment decisions, Harris Associates generally employs the following methods:

•

Harris Associates uses a fundamental bottom-up investment approach, which means that it focuses on individual companies rather than macro-economic factors or specific industries. Each company is analyzed on a case-by-case basis to select those that meet Harris Associates’ standards of quality and value.

•

Once Harris Associates determines that a stock trades at a significant discount to its true business value and has other attractive qualities such as a positive free cash flow, it will consider that stock for purchase by analyzing the quality and motivation of the company’s management as well as the company’s market position within its industry.

•

Investments are continuously monitored by both analysts and Fund managers. Harris Associates will generally buy a stock when it believes the stock sells for a price below 60% of its true business value, and will generally sell a stock when it believes the stock price approaches 90% of its true business value.

Loomis Sayles — Mid Cap Growth segment

Under normal circumstances, the Mid Cap Growth segment of the Fund, which is one of two segments of the Fund managed by Loomis Sayles, will invest primarily in common stocks with market capitalizations, at the time of investment, within the capitalization range of companies included in the Russell Midcap Growth Index, an unmanaged index of middle-capitalization companies within the Russell 1000 Growth Index. Loomis Sayles seeks securities with the following characteristics, although not all of the companies selected by Loomis Sayles will have each of the attributes:

•	Distinctive products, technologies or services

•	Attractive valuation relative to both competitors and their own operating history

•	Strong management team

•	Competitive barriers to entry within the company’s industry

In making investment decisions, Loomis Sayles employs the following methods:

•

Loomis Sayles uses a bottom-up, fundamental research process to build the segment’s portfolio. This research consists of broad, in-depth coverage, including regular contact with company management, near- and long-term projections of company fundamentals and evaluations of potential earnings growth.

•

Loomis Sayles also seeks to understand how companies are affected by larger, industry-wide dynamics. Typically, it will invest a portion of the segment’s assets in companies that it believes are positioned to benefit from disruptive change in their industry or sector.

•

Analysts and Fund managers continuously monitor investments. The analysts and portfolio managers will evaluate the companies to determine whether they continue to possess the same fundamental characteristics for growth which made them candidates for the investment originally.

•	Loomis Sayles will generally sell a position if earnings or fundamentals deteriorate, if there is significant change in management or when more favorable opportunities arise.

Loomis Sayles — Small Cap Value segment

Under normal circumstances, the Small Cap Value segment of the Fund, the other segment of the Fund managed by Loomis Sayles, will invest primarily in common stocks with a market capitalization, at the time of the investment, within the range of the market capitalizations of those companies constituting the Russell 2500 Index. The Russell 2500 Index is an unmanaged index of the 2,500 smallest companies in the Russell 3000 Index. Loomis Sayles may also invest up to 35% of the Small Cap Value segment’s assets in companies with larger capitalization levels. Loomis Sayles seeks to achieve the objective of the Fund by emphasizing companies undervalued by the market in relation to earnings, dividends, assets, and growth prospects. This segment of the Fund is value-oriented with emphasis on security selection rather than sector rotation and market timing. The securities selected by Loomis Sayles for the segment typically have the following characteristics, although not all of the companies selected by Loomis Sayles will have each of the attributes:

•	Attractive valuations

•	Positive free cash flow

•	Strong balance sheets

•	Strong fundamental prospects

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INVESTMENT GOALS, STRATEGIES AND RISKS

Loomis Sayles will build a core portfolio of companies which, in its opinion, possess the attributes set forth above. It also invests a smaller portion of the segment’s assets in companies which it believes are undergoing a “special situation” or turn-around. These types of companies may have experienced business problems but, in the opinion of Loomis Sayles, have favorable prospects for recovery.

In making investment decisions, Loomis Sayles generally employs the following methods:

•

Loomis Sayles uses a bottom-up, fundamental research process. This research consists of broad in-depth coverage, including contact with company management, near- and long-term projections of company fundamentals and evaluations of potential cash flow and earnings growth. The market capitalization of these companies will generally be within the range of the Russell 2500 Index.

•

Loomis Sayles emphasizes smaller companies that it believes are undervalued by the market. Target valuations are determined by analysis of cash flow and earnings prospects of each company considered for the portfolio. Absolute valuation levels, as well as valuations versus a peer group, are considered.

•	Loomis Sayles builds a diversified portfolio across many economic sectors in an attempt to protect the value segment of the Fund against the inherent volatility of small-capitalization companies.

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INVESTMENT GOALS, STRATEGIES AND RISKS

Vaughan Nelson Small Cap Value Fund

Investment Goal

The Fund seeks capital appreciation. The Fund’s investment goal is non-fundamental, which means it may be changed without shareholder approval. The Fund will provide 60 days’ prior written notice to shareholders before changing the investment goal.

Principal Investment Strategies

The Fund normally will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in the equity securities of “small cap companies.” In accordance with applicable SEC requirements, the Fund will notify shareholders prior to any change to such policy taking effect. Currently, the Fund defines a small cap company to be one whose market capitalization, at the time of purchase, either falls within the capitalization range of the Russell 2000 Value Index, an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values, or is $3.5 billion or less. The Fund may, however, invest in companies with large-capitalizations.

Vaughan Nelson invests in small-capitalization companies with a focus on absolute return. Vaughan Nelson uses a bottom-up value oriented investment process in constructing the Fund’s portfolio. Vaughan Nelson seeks companies with the following characteristics, although not all of the companies selected will have these attributes:

•	Companies earning a positive economic margin with stable-to-improving returns.

•	Companies valued at a discount to their asset value.

•	Companies with an attractive and sustainable dividend level.

In selecting investments for the Fund, Vaughan Nelson generally employs the following strategy:

•

Value-driven investment philosophy that selects stocks selling at a relatively low value based on discounted cash flow models. Vaughan Nelson selects companies that it believes are out-of-favor or misunderstood.

•

Vaughan Nelson starts with an investment universe of 5,000 securities. Vaughan Nelson then uses value-driven screens to create a research universe of companies with market capitalizations of at least $100 million.

•	Vaughan Nelson uses fundamental analysis to construct a portfolio of 60 to 80 securities consisting of quality companies in the opinion of Vaughan Nelson.

•

Vaughan Nelson will generally sell a stock when it reaches Vaughan Nelson’s price target, when the issuer shows a deteriorating financial condition, or when it has repeated negative earnings surprises.

The Fund may also:

•	Invest in convertible preferred stock and convertible debt securities.

•	Invest up to 35% of its assets in fixed-income securities, including U.S. government bonds as well as lower quality debt securities.

•	Invest in foreign securities, including those of emerging markets.

•	Invest in REITs.

•	Invest in securities offered in initial public offerings (“IPOs”).

•

Engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund’s returns, and realization of greater short-term capital gains, distributions of which are taxable to shareholders who are individuals as ordinary income. Trading costs and tax effects associated with frequent trading may adversely affect the Fund’s performance.

As a temporary defensive measure, the Fund may hold any portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units) and/or invest in money market instruments or high quality debt securities as Vaughan Nelson deems appropriate. The Fund may miss certain investment opportunities if it uses such defensive strategies and thus may not achieve its investment goal.

Principal Investment Risks

The Fund has principal investment strategies that come with inherent risks. The principal risks of investing in the Fund are described in the Fund Summary under “Principal Investment Risks.” The Fund does not represent a complete investment program. In addition to the risks found in the Fund Summary, the following is a list of risks to which the Fund may be subject because of its investments in various types of securities or engagement in various practices.

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INVESTMENT GOALS, STRATEGIES AND RISKS

Emerging Markets Risk

This is the risk associated with investing in companies traded in emerging securities markets, which may be smaller and have shorter operating histories than companies in developed markets. Emerging markets involve risks in addition to, and greater than, those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.

Equity Securities Risk

You may lose money on your investment due to unpredictable drops in a stock’s value or periods of below-average performance in a given stock or in the stock market as a whole. The value of the Fund’s investments in equity securities is subject to the risks of unpredictable declines in the value of individual securities, industries and periods of below-average performance in individual securities, industries or in the equity market as a whole. Securities issued in IPOs tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of publicly available information and trading history. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. Equity securities may include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and other equity-like interests in an entity. Common stocks represent an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds and preferred stock generally take precedence over the claims of those who own common stock. Equity securities may take the form of stock in corporations, limited partnership interests, interests in limited liability companies, REITs or other trusts and other similar securities.

Fixed-Income Securities Risk

Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. You may lose money on your investment due to unpredictable drops in a security’s value or periods of below-average performance in a given security or in the securities market as a whole. Below investment-grade fixed-income securities (commonly known as “junk bonds”) may be subject to these risks to a greater extent than other fixed-income securities. These securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Foreign Securities Risk

This is the risk associated with investments in issuers located in foreign countries. The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of issuers and a small number of securities. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments can cause the value of the Fund’s non-U.S. investments to decline. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire foreign investment. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets. These risks also apply to securities of foreign issuers traded in the United States or through depositary receipt programs such as American Depositary Receipts.

Management Risk

The risk that a strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market Risk

The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions.

REITs Risk

The real estate industry is particularly sensitive to economic downturns. Securities of companies in the real estate industry, including REITs, are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or the securing mortgage loans held by the REIT. REITs are dependent upon cash flow from their investments to repay financing costs and also on the ability of the REITs’ managers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

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INVESTMENT GOALS, STRATEGIES AND RISKS

Small-Cap Companies Risk

Small-cap companies tend to have more limited markets and resources, and less liquidity, than companies with larger market capitalizations. Consequently, share prices of small-cap companies can be more volatile than, and perform differently from, larger capitalization company stocks.

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INVESTMENT GOALS, STRATEGIES AND RISKS

Vaughan Nelson Value Opportunity Fund

Investment Goal

The Fund seeks long-term capital appreciation. The Fund’s investment goal is non-fundamental, which means it may be changed without shareholder approval. The Fund will provide 60 days’ prior written notice to shareholders before changing the investment goal.

Principal Investment Strategies

The Fund, under normal market conditions, will invest primarily in companies that, at the time of purchase, have a market capitalization either within the capitalization range of the Russell Midcap Value Index, an unmanaged index that measures the performance of companies with lower price-to-book ratios and lower forecasted growth values within the broader Russell Midcap Index, or is $15 billion or less. However, the Fund does not have any market capitalization limits and may invest in companies with smaller or larger capitalizations.

Vaughan Nelson invests in medium-capitalization companies with a focus on absolute return. Vaughan Nelson uses a bottom-up value oriented investment process in constructing the Fund’s portfolio. Vaughan Nelson seeks companies with the following characteristics, although not all of the companies selected will have these attributes:

•	Companies earning a positive economic margin with stable-to-improving returns.

•	Companies valued at a discount to their asset value.

•	Companies with an attractive and sustainable dividend level.

In selecting investments for the Fund, Vaughan Nelson generally employs the following strategies:

•

Vaughan Nelson employs a value-driven investment philosophy that selects stocks selling at a relatively low value based on business fundamentals, economic margin analysis and discounted cash flow models. Vaughan Nelson selects companies that it believes are out-of-favor or misunderstood.

•	Vaughan Nelson narrows the investment universe by using value-driven screens to create a research universe of companies with market capitalizations between $1 billion and $20 billion.

•	Vaughan Nelson uses fundamental analysis to construct a portfolio that it believes has attractive return potential.

•

Vaughan Nelson will generally sell a stock when it reaches Vaughan Nelson’s price target or when the issuer shows a deteriorating financial condition due to increased competitive pressures or internal or external forces reducing future expected returns.

The Fund may also:

•	Invest in convertible preferred stock and convertible debt securities.

•	Invest in foreign securities, including those of emerging markets.

•	Invest in other investment companies, to the extent permitted by the 1940 Act.

•	Invest in REITs.

•	Invest in securities offered in initial public offerings (“IPOs”) and Rule 144A securities.

•

Engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund’s return, and realization of greater short-term capital gains, distributions of which are taxable to shareholders who are individuals as ordinary income. Trading costs and tax effects associated with frequent trading may adversely affect the Fund’s performance.

As a temporary defensive measure, the Fund may hold any portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units) and/or invest in money market instruments or high quality debt securities as Vaughan Nelson deems appropriate. The Fund may miss certain investment opportunities if it uses such defensive strategies and thus may not achieve its investment goal.

Principal Investment Risks

The Fund has principal investment strategies that come with inherent risks. The principal risks of investing in the Fund are described in the Fund Summary under “Principal Investment Risks.” The Fund does not represent a complete investment program. In addition to the risks found in the Fund Summary, the following is a list of risks to which the Fund may be subject because of its investments in various types of securities or engagement in various practices.

Emerging Markets Risk

This is the risk associated with investing in companies traded in emerging securities markets, which may be smaller and have shorter operating histories than companies in developed markets. Emerging markets involve risks in addition to, and greater than, those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.

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INVESTMENT GOALS, STRATEGIES AND RISKS

Equity Securities Risk

You may lose money on your investment due to unpredictable drops in a stock’s value or periods of below-average performance in a given stock or in the stock market as a whole. The value of the Fund’s investments in equity securities is subject to the risks of unpredictable declines in the value of individual securities, industries and periods of below-average performance in individual securities, industries or in the equity market as a whole. Securities issued in IPOs tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of publicly available information and trading history. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. Equity securities may include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and other equity-like interests in an entity. Common stocks represent an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds and preferred stock generally take precedence over the claims of those who own common stock. Equity securities may take the form of stock in corporations, limited partnership interests, interests in limited liability companies, REITs or other trusts and other similar securities.

Foreign Securities Risk

This is the risk associated with investments in issuers located in foreign countries. The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of issuers and a small number of securities. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments can cause the value of the Fund’s non-U.S. investments to decline. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire foreign investment. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets. These risks also apply to securities of foreign issuers traded in the United States or through depositary receipt programs such as American Depositary Receipts.

Management Risk

The risk that a strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market Risk

The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions.

REITs Risk

The real estate industry is particularly sensitive to economic downturns. Securities of companies in the real estate industry, including REITs, are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or the securing mortgage loans held by the REIT. REITs are dependent upon cash flow from their investments to repay financing costs and also on the ability of the REITs’ managers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

62

More About Risk

Each Fund has principal investment strategies that come with inherent risks. The following is a list of risks to which each Fund may be subject because of its investments in various types of securities or engagement in various practices.

Correlation Risk

This is the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

Credit Risk

The risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Lower-rated fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments. Foreign securities may be subject to increased credit risk because of the potential difficulties of requiring foreign entities to honor their contractual commitments.

Emerging Markets Risk

The risk associated with investing in companies traded in developing securities markets, which may be smaller and have shorter operating histories than companies in developed markets. Emerging markets involve risks in addition to, and greater than, those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets. Settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a “failed settlement.” Failed settlements can result in losses to the funds.

Extension Risk

The risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the expected prepayment time, typically reducing the security’s value.

Foreign Risk

The risk associated with investments in issuers located in foreign countries. A Fund’s investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. companies. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments can cause the value of the Fund’s non-U.S. investments to decline. In the event of a nationalization, expropriation or other confiscation, a Fund that invests in foreign securities could lose its entire investment. When a Fund invests in securities from issuers located in countries with emerging markets, it may face greater foreign risk since emerging market countries may be more likely to experience political and economic instability. A Fund’s investment in foreign securities may be subject to foreign withholding and other taxes. In that case, the Fund’s yield on those securities would be decreased.

Correlation Risk

The Funds may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Information Risk

The risk that key information about a security is inaccurate or unavailable. Securities issued in initial public offerings, or IPO’s, involve greater information risk than other equity securities due to the lack of public information.

Interest Rate Risk

The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and prices fall when interest rates rise.

Leverage Risk

The risk associated with securities or practices (e.g., borrowing or derivatives) that multiply small index or market movements into larger changes in value. Leverage magnifies the potential for gain and the risk of loss. As a result, a relatively small decline in the value of the underlying investments could result in a relatively large loss. Structured notes may be considered derivative securities and may be subject to this type of risk.

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Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or at the time desired. A lack of liquidity may also cause the value of investments to decline. Derivatives and securities that involve substantial interest rate or credit risk tend to involve greater liquidity risk. In addition, liquidity risk tends to increase to the extent the Fund invests in securities whose sale may be restricted by law or by contract, such as Rule 144A securities. Investment in derivatives may be especially illiquid when compared to other securities, especially during periods of market stress. Similarly, at certain times, the market for money market and similar instruments may become illiquid. At these times, it may be difficult to sell securities. Illiquid investments may also be difficult to value.

Opportunity Risk

The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are invested in less profitable investments.

Options, Futures, Swap Contracts and Other Derivatives Risks

Certain of the Funds may use derivatives, which are financial contracts whose value depends upon or is derived from the value of an underlying asset, currency, reference rate or index. Derivatives include, among other things, options, futures, swaps (including credit default swaps) and structured notes. The Funds may (but are not required to) use derivatives as part of a strategy designed to reduce exposure to other risks, such as risks associated with changes in interest rates or currency risk (“hedging”). When a derivative security (a security whose value is based on another security, currency, index or other instrument) is used as a hedge against an offsetting position that a Fund also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a Fund uses a derivative security for purposes other than as a hedge, or, if a Fund hedges imperfectly, a Fund is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

The Funds may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk, to earn income, enhance yield or to gain exposure to issuers, indices, sectors, currencies and/or geographic regions. The use of derivatives for these purposes entails greater risk than using derivatives solely for hedging purposes.

Funds that use derivatives also face additional risks, such as liquidity risk, market risk, management risk, the credit risk relating to the other party to a derivative contract, the risk of difficulties in pricing and valuation, the risk of ambiguous documentation and the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates, or indices. This could, for example, cause a derivative transaction to imperfectly hedge the risk which it was intended to hedge. A Fund’s use of derivative instruments may involve risks greater than the risks associated with investing directly in securities and other traditional investments, may cause the Fund to lose more than the principal amount invested and may subject a Fund to the potential for unlimited loss. A Fund may be required to sell other securities at inopportune times to meet collateral requirements on its derivative transactions. In addition, a Fund’s use of derivatives may increase or accelerate the amount of taxes payable by shareholders. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial or that, if used, such strategies will be successful.

Political Risk

The risk of losses directly attributable to government or political actions.

Prepayment Risk

The risk that unanticipated prepayments may occur, reducing the return from mortgage- or asset-backed securities or REITs.

Valuation Risk

The risk that the Fund has valued certain securities at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid.

Percentage Investment Limitations. Except as set forth in the SAI, the percentage limitations set forth in this Prospectus and the SAI apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

Portfolio Holdings

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the section “Portfolio Holdings Information” in each Fund’s SAI.

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A “snapshot” of each Fund’s investments may be found in its annual and semiannual reports. In addition, a list of each Fund’s full portfolio holdings, which is updated monthly after an aging period of at least 30 days (15 days for Vaughan Nelson Small Cap Value Fund and Vaughan Nelson Value Opportunity Fund and 60 days for AEW Real Estate Fund), is available on the Funds’ website www.funds.natixis.com/holdings. These holdings will remain accessible on the website until each Fund files its respective Form N-CSR or Form N-Q with the SEC for the period that includes the date of the information. In addition, a list of Vaughan Nelson Small Cap Value Fund’s and Vaughan Nelson Value Opportunity Fund’s top 10 holdings as of the month-end is generally available within 5 days after the month-end on the Fund’s website at www.funds.natixis.com (click on “Fund Information,” then “Our fund line-up,” then the name of the Fund and scroll down to “Portfolio Highlights”).

Meet the Funds’ Investment Advisers and Subadvisers

The Natixis Funds family currently includes 24 mutual funds. The Natixis Funds family had combined assets of $32.1 billion as of December 31, 2009. Natixis Funds are distributed through Natixis Distributors, L.P. (the “Distributor”). This Prospectus covers the Natixis Equity Funds and the Natixis Income Diversified Portfolio (the “Funds” or each a “Fund”).

Advisers

Natixis Advisors, located at 399 Boylston Street, Boston, Massachusetts 02116, serves as the adviser to each of the Funds, except for AEW Real Estate Fund (for which AEW serves as adviser). Natixis Advisors is a subsidiary of Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France, that is in turn owned by Natixis, a french investment banking and financial services firm. Natixis Global Asset Management is principally owned by BPCE, France’s second largest banking group. BCPE is owned by banks comprising two autonomous and complementary retail banking networks consisting of the Caisse d’Epargne regional savings banks and the Banque Populaire regional cooperative banks. Natixis US has 15 principal subsidiary or affiliated asset management firms that collectively had over $264.9 billion in assets under management at December 31, 2009. Natixis Advisors oversees, evaluates, and monitors the subadvisory services provided to each Fund, except for AEW Real Estate Fund. It also provides general business management and administration to each Fund, except for AEW Real Estate Fund and the Active Dividend Equity Discipline of the Natixis Income Diversified Portfolio. Natixis Advisors does not determine what investments will be purchased or sold by the Funds. The subadvisers listed below make the investment decisions for their respective Funds.

Natixis Advisors, through its division Active Investment Advisors, is responsible for the investment management decisions of the Active Dividend Equity Discipline of the Natixis Income Diversified Portfolio.

The combined advisory and subadvisory fees paid by the Funds during the fiscal year ended December 31, 2009 as a percentage of each Fund’s average daily net assets were [ %] for the Hansberger International Fund, [ %] for the Harris Associates Large Cap Value Fund, [ %] (after reduction) for the Natixis Income Diversified Portfolio, [ %] for the Natixis U.S. Diversified Portfolio and [ %] for the Vaughan Nelson Small Cap Value Fund and [ %] for the Vaughan Nelson Value Opportunity Fund.

AEW, located at World Trade Center East, Two Seaport Lane, Boston, Massachusetts 02210, serves as the adviser to the AEW Real Estate Fund. AEW is a subsidiary of Natixis US. Together with other AEW adviser affiliates, AEW had $42.9 billion in assets under management as of December 31, 2009. For the fiscal year ended January 31, 2010, AEW Real Estate Fund paid _% of its average daily net assets to AEW in advisory fees.

CGM, located at One International Place, Boston, Massachusetts 02110, has served as adviser to the CGM Advisor Targeted Equity Fund since CGM’s inception in 1989. It also serves as investment adviser to three additional mutual funds and various institutional investors. CGM had over $7 billion in assets under management as of December 31, 2009. For the fiscal year ended December 31, 2009, the CGM Advisor Targeted Equity Fund paid _% of its average daily net assets to CGM in advisory fees.

Advisory Agreement

A discussion of the factors considered by the Funds’ Board of Trustees in approving the Funds’ investment advisory and sub-advisory contracts is available in the Funds’ financial reports for the six months ended June 30, 2009 for the Hansberger International Fund, Harris Associates Large Cap Value Fund, Natixis Income Diversified Portfolio, Natixis U.S. Diversified Portfolio and Vaughan Nelson Small Cap Value Fund and for the six months ended July 31, 2009 for the AEW Real Estate Fund.

Subadvisers

Each subadviser has full investment discretion and makes all determinations with respect to the investment of the assets of a Fund or a segment of the Fund, subject to the general supervision of the Fund’s adviser and the Board of Trustees.

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AEW, located at World Trade Center East, Two Seaport Lane, Boston, Massachusetts 02210, serves as subadviser to a segment of the Natixis Invome Diversified Portfolio. AEW is a subsidiary of Natixis US. Together with other AEW adviser affiliates, AEW had $42.9 billion in assets under management as of December 31, 2009.

BlackRock, 800 Scudders Mill Road, Plainsboro, New Jersey 08536, is an indirect, wholly owned subsidiary of BlackRock, Inc. and serves as subadviser to a segment of Natixis U.S. Diversified Portfolio. BlackRock is a registered investment adviser and commodity pool operator organized in 1999. BlackRock and its affiliates had approximately $3.35 trillion in investment company and other portfolio assets under management as of December 31, 2009.

Hansberger, located at 401 East Las Olas Boulevard, Suite 1700, Fort Lauderdale, Florida 33301, serves as a subadviser to the Hansberger International Fund. Established in 1994, Hansberger is a subsidiary of Natixis US. Hansberger managed approximately $7.4 billion in assets as of December 31, 2009, and specializes in international investing, managing institutional separate portfolios and mutual funds.

Harris Associates, located at Two North LaSalle Street, Chicago, Illinois 60602, serves as subadviser to the Harris Associates Large Cap Value Fund and a segment of the Natixis U.S. Diversified Portfolio. Harris Associates, a subsidiary of Natixis US, managed $50.8 billion in assets as of December 31, 2009, and, together with its predecessor, has managed investments since 1976. It also manages investments for other mutual funds as well as assets of individuals, trusts, retirement plans, endowments, foundations, and several private partnerships.

Loomis Sayles, located at One Financial Center, Boston, Massachusetts 02111, serves as a subadviser to segments of the Natixis Income Diversified Portfolio and Natixis U.S. Diversified Portfolio. Loomis Sayles is a subsidiary of Natixis US. Founded in 1926, Loomis Sayles is one of the oldest investment advisory firms in the United States with over $142.3 billion in assets under management as of December 31, 2009. Loomis Sayles is well known for its professional research staff, which is one of the largest in the industry.

Vaughan Nelson, located at 600 Travis Street, Suite 6300, Houston, Texas 77002, serves as subadviser to the Vaughan Nelson Small Cap Value Fund and Vaughan Nelson Value Opportunity Fund. Vaughan Nelson is a subsidiary of Natixis US. Originally founded in 1970, Vaughan Nelson focuses primarily on managing equity and fixed-income funds for clients who consist of foundations, university endowments and corporate retirement and family/individual core funds. As of December 31, 2009, Vaughan Nelson had $7.7 billion in assets under management.

Subadvisory Agreements

The Natixis Funds have received an exemptive order from the SEC that permits Natixis Advisors to amend or continue existing subadvisory agreements when approved by the Board of Trustees, without shareholder approval. The exemption also permits Natixis Advisors to enter into new subadvisory agreements with subadvisers that are not affiliated with Natixis Advisors without shareholder approval, if approved by the Board of Trustees. Before a Fund can rely on the exemptions described above, a majority of the shareholders of the Fund must approve reliance by the Fund on the exemptive order. Certain Natixis Funds have received shareholder approval to rely on the exemptive order. Shareholders will be notified of any subadviser changes within 90 days of such changes.

A discussion of the factors considered by the Funds’ Board of Trustees in approving the Funds’ investment advisory and sub-advisory contracts is available in the Funds’ financial reports for the six months ended June 30, 2009 for the Hansberger International Fund, Harris Associates Large Cap Value Fund, Natixis Income Diversified Portfolio, Natixis U.S. Diversified Portfolio and Vaughan Nelson Small Cap Value Fund and for the six months ended July 31, 2009 for the AEW Real Estate Fund.

Portfolio Trades

In placing portfolio trades, the Fund’s adviser or subadviser may use brokerage firms that market the Funds’ shares or are affiliated with Natixis US, Natixis Advisors or any adviser or subadviser. In placing trades, any adviser or subadviser will seek to obtain the best combination of price and execution, which involves a number of subjective factors. Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Board of Trustees.

Securities Lending. Each Fund may lend a portion of its portfolio securities to brokers, dealers and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see “Investment Strategies” in the SAI for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to the party arranging the loan.

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In addition, any investment of cash is generally at the sole risk of the Funds. Any income or gains and losses from investing and reinvesting any cash collateral delivered by a borrower pursuant to a loan are generally at the Funds’ risk, and to the extent any such losses reduce the amount of cash below the amount required to be returned to the borrower upon the termination of any loan, the Funds may be required by the securities lending agent to pay or cause to be paid to such borrower an amount equal to such shortfall in cash, possibly requiring it to liquidate other portfolio securities to satisfy its obligations.

Transactions with Other Investment Companies. Pursuant to SEC exemptive relief, each Fund may be permitted to invest its daily cash balances in shares of money market and short-term bond funds advised by Natixis Advisors or its affiliates (“Central Funds”). The Central Funds currently include two money market funds: the Money Market Fund and the Daily Income Fund. The Money Market Fund is advised by Natixis Advisors and subadvised by Reich & Tang and the Daily Income Fund is advised by Reich & Tang. Because Natixis Advisors and Reich & Tang are each subsidiaries of Natixis US, the Fund and the Central Funds may be considered to be related companies comprising a “group of investment companies” under the 1940 Act. The Funds may also make investments in related investment companies to the extent permitted by SEC regulation.

Pursuant to such exemptive relief, the Funds may also borrow and lend money for temporary or emergency purposes directly to and from other funds through an interfund credit facility. In addition to the Funds and the Central Funds, series of the following mutual fund groups may also be able to participate in the facility: Natixis Funds Trust I (except the CGM Advisor Targeted Equity Fund series), Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Harris Associates Investment Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and Gateway Trust. The advisers and subadvisers to these mutual funds currently include Natixis Advisors, Reich & Tang, Loomis Sayles, AEW, BlackRock, Gateway Investment Advisers, LLC, Harris Associates, Hansberger and Vaughan Nelson. Each of these advisers and subadvisers (except BlackRock) are subsidiaries of Natixis US and are thus “affiliated persons” under the 1940 Act by reason of being under common control by Natixis US. In addition, because the Funds, and other funds, are advised by firms that are affiliated with one another, they may be considered to be related companies comprising a “group of investment companies” under the 1940 Act. The Central Funds will participate in the credit facility only as lenders. Participation in such an interfund lending program would be voluntary for both borrowing and lending funds, and a Fund would participate in an interfund lending program only if the Board of Trustees determined that doing so would benefit the Fund. Should a Fund participate in such an interfund lending program, the Board of Trustees would establish procedures for the operation of the program by the advisers or an affiliate. The Funds may engage in the transactions described above without further notice to shareholders. The Funds may also make investments in related investment companies to the extent permitted by SEC regulation.

Meet the Funds’ Portfolio Managers

The following persons have had primary responsibility for the day-to-day management of each indicated Fund’s portfolio since the date stated below.

Active Dividend Equity Discipline

Kevin H. Maeda — Kevin H. Maeda has co-managed the Active Dividend Equity portion of the Natixis Income Diversified Portfolio since its inception. Mr. Maeda, Chief Investment Officer for the Active Investment Advisors division of Natixis Advisors, joined Active Investment Advisors in 2003. He earned his M.B.A. from the University of California — Los Angeles from 1999 to 2001. In addition to an M.B.A., Mr. Maeda received a B.S. from the University of California — Berkeley. He has over 14 years of investment experience.

Serena V. Ng — Serena V. Ng has co-managed the Active Dividend Equity portion of the Natixis Income Diversified Portfolio since its inception. Ms. Ng, Assistant Vice President and Portfolio Manager for the Active Investment Advisors division of Natixis Advisors, joined Active Investment Advisors in 2005. Previously, she held the position of Portfolio Associate at McMorgan and Company from 2004 to 2005 and Assistant Portfolio Manager at Fremont Investment Advisors from 2000 to 2004. Ms. Ng received a B.S. from the University of California — Los Angeles. She holds the designation of Chartered Financial Analyst and has over 9 years of investment experience.

AEW

Matthew A. Troxell — Matthew A. Troxell has managed the AEW Real Estate Fund since its inception in December 2000. Mr. Troxell, Managing Director and Portfolio Manager, joined AEW in 1994. Mr. Troxell, a member of the National Association of Real Estate Investment Trusts, received a B.A. from Tufts University. He holds the designation of Chartered Financial Analyst and has over 27 years of experience in investment analysis and portfolio management.

AEW Diversified REIT Discipline

Matthew A. Troxell — Matthew A. Troxell has managed this portion of the Natixis Income Diversified Portfolio since its inception. Mr. Troxell, Managing Director and Portfolio Manager, joined AEW in 1994. Mr. Troxell, a member of the National Association of Real Estate Investment Trusts, received a B.A. from Tufts University. He holds the designation of Chartered Financial Analyst and has over 27 years of experience in investment analysis and portfolio management.

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BlackRock

Edward P. Dowd — Edward P. Dowd has co-managed the BlackRock segment of the Natixis U.S. Diversified Portfolio since November 2008. Mr. Dowd, Managing Director at BlackRock, joined the firm in 2005 following BlackRock’s merger with State Street Research & Management (SSRM). Prior to joining BlackRock, Mr. Dowd was a Vice President at SSRM. He joined SSRM in 2002 and was a co-portfolio manager of the State Street Research Legacy Fund.

Jeffrey R. Lindsey — Jeffrey R. Lindsey has co-managed the BlackRock segment of the Natixis U.S. Diversified Portfolio since Novem-ber 2008. Mr. Lindsey, Managing Director at BlackRock, joined the firm in 2005 following BlackRock’s merger with SSRM. He joined SSRM in 2002 and was promoted to Chief Investment Officer—Growth in 2003. Mr. Lindsey holds the designation of Chartered Financial Analyst.

CGM

G. Kenneth Heebner — G. Kenneth Heebner has managed the CGM Advisor Targeted Equity Fund since 1976. Mr. Heebner currently serves as senior portfolio manager of CGM, which he co-founded in 1989. Mr. Heebner received a B.S. from Amherst College and an M.B.A. from Harvard Business School. He holds the designation of Chartered Financial Analyst and is a 43-year veteran of the investment industry.

Hansberger

Trevor Graham — Trevor Graham has co-managed the international growth segment of the Hansberger International Fund since August 2005. Mr. Graham, Senior Vice President — Research of Hansberger, joined the firm in 2004. Prior to joining Hansberger, he was an analyst at Phillips, Hager & North Investment Management Ltd. Mr. Graham received a Bachelor of Commerce Degree in International Finance from the University of Victoria. He holds the designation of Chartered Financial Analyst and has over 13 years of investment experience.

Ronald Holt — Ronald Holt has co-managed the international value segment of the Hansberger International Fund since August 2003. Mr. Holt, CEO and Co-CIO — Value Team joined Hansberger in 1997. Prior to assuming the role of CEO and Co-CIO — Value Team, he was a senior research analyst and portfolio manager at Hansberger. Mr. Holt received a B.A. from Columbia University and an M.B.A. in Finance from New York University’s Stern School of Business. He holds the designation of Chartered Financial Analyst and has over 18 years of financial services experience.

Barry A. Lockhart — Barry A. Lockhart has co-managed international growth segment of the Hansberger International Fund since March 2002. He also manages other Hansberger mutual funds. Mr. Lockhart, Deputy Managing Director — Canada, of Hansberger, joined the firm in 1999. Mr. Lockhart received an M.B.A. and a Bachelor of Commerce Degree from McMaster University. He holds the designation of Chartered Financial Analyst and has over 20 years of financial services experience.

Lauretta Reeves — Lauretta (Retz) Reeves has co-managed the international value segment of Hansberger International Fund since August 2003. Ms. Reeves, Co-CIO — Value Team, joined Hansberger in 1996. Ms. Reeves received a B.S. from Florida International University and an M.B.A. from Nova-Southeastern University. She holds the designation of Chartered Financial Analyst and has over 22 years of investment experience.

Patrick H. Tan — Patrick H. Tan has co-managed the international growth segment of Hansberger International Fund since March 2002. He also manages other Hansberger mutual funds. Mr. Tan, Senior Vice President — Research, of Hansberger, joined the firm in 1999. Mr. Tan received a B.A. from the University of Toronto and has over 15 years of investment-related experience.

Thomas R.H. Tibbles — Thomas R.H. Tibbles has led the management team for the international growth segment of Hansberger International Fund since March 2002. He also manages other Hansberger mutual funds. Mr. Tibbles, CIO — Growth Team and Managing Director — Canada, joined the firm in 1999. He received a Bachelor of Commerce Degree with distinction from the University of Toronto, Trinity College. Mr. Tibbles holds the designation of Chartered Financial Analyst and has over 22 years of financial services experience.

Harris Associates

Edward S. Loeb — Edward S. Loeb has co-managed the Harris Associates Large Cap Value Fund since July 2002 and the Harris Associates segment of the Natixis U.S. Diversified Portfolio since October 2000. Mr. Loeb joined the firm in 1989. Mr. Loeb received an M.B.A. from Northwestern University and a B.A. from Princeton University. Mr. Loeb holds the designation of Chartered Financial Analyst and has over 20 years of investment experience.

Michael J. Mangan — Michael J. Mangan has co-managed the Harris Associates Large Cap Value Fund since July 2002 and the Harris Associates segment of Natixis U.S. Diversified Portfolio since May 2005. Mr. Mangan joined the firm in 1997. Mr. Mangan received a B.B.A. from the University of Iowa and an M.B.A. from Northwestern University. Mr. Mangan is a CPA, holds the designation of Chartered Financial Analyst and has over 20 years of investment experience.

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Diane L. Mustain — Diane L. Mustain has co-managed the Harris Associates Large Cap Value Fund and the Natixis U.S. Diversified Portfolio since May 2005. Ms. Mustain, a portfolio manager of Harris Associates, joined the firm in 2002. Ms. Mustain received a B.S. and an M.B.A. from DePaul University. Ms. Mustain holds the designation of Chartered Financial Analyst and has over 27 years of investment experience.

Loomis Sayles

Philip C. Fine — Philip C. Fine has managed the Loomis Sayles mid-cap growth segment of Natixis U.S. Diversified Portfolio since March 2001. Mr. Fine, Vice President of Loomis Sayles, began his investment career in 1988 and joined the firm in 1996. He received an A.B. and a Ph.D. from Harvard University. He holds the designation of Chartered Financial Analyst and has over 20 years of investment experience.

Joseph R. Gatz — Joseph R. Gatz has co-managed the Loomis Sayles small cap value segment of Natixis U.S. Diversified Portfolio since January 2000. Mr. Gatz, Vice President of Loomis Sayles, began his investment career in 1985 and joined the firm in 1999. Mr. Gatz received an M.B.A. from Indiana University and a B.A. from Michigan State University. He holds the designation of Chartered Financial Analyst and has over 23 years of investment experience.

Daniel G. Thelen — Daniel G. Thelen has co-managed the Loomis Sayles small cap value segment of Natixis U.S. Diversified Portfolio since April 2000. Mr. Thelen, Vice President of Loomis Sayles, began his investment career in 1990 and joined the firm in 1996. Mr. Thelen received an M.B.A. and a B.A. from Michigan State University. He holds the designation of Chartered Financial Analyst and has over 18 years of investment experience.

John Hyll — John Hyll has co-managed this portion of the Natixis Income Diversified Portfolio since its inception. Mr. Hyll, Vice President of Loomis Sayles, began his investment career in 1983 and joined Loomis Sayles in 1987. Mr. Hyll received a B.A. and an M.B.A. from Baldwin-Wallace College. He has over 25 years of investment experience.

Clifton V. Rowe — Clifton V. Rowe has co-managed this portion of the Natixis Income Diversified Portfolio since its inception. Mr. Rowe, Vice President of Loomis Sayles, began his investment career in 1992 and joined Loomis Sayles in 1992. He received a B.B.A. from James Madison University and an M.B.A. from the University of Chicago. He holds the designation of Chartered Financial Analyst and has over 16 years of investment experience.

Kathleen C. Gaffney — Kathleen C. Gaffney has co-managed this portion of the Natixis Income Diversified Portfolio since its inception. Ms. Gaffney, Vice President of Loomis Sayles, began her investment career in 1984 and joined Loomis Sayles in 1984. Ms. Gaffney received a B.A. from the University of Massachusetts. She holds the designation of Chartered Financial Analyst and has over 24 years of investment experience.

Elaine M. Stokes — Elaine M. Stokes has co-managed this portion of the Natixis Income Diversified Portfolio since its inception. Ms. Stokes, Vice President of Loomis Sayles, began her investment career in 1987 and joined Loomis Sayles in 1988. She received a B.S. from St. Michael’s College and has over 21 years of investment experience.

Matthew J. Eagan — Matthew J. Eagan has co-managed this portion of the Natixis Income Diversified Portfolio since its inception. Mr. Eagan, Vice President of Loomis Sayles, began his investment career in 1989 and joined Loomis Sayles in 1997. Mr. Eagan received a B.A. from Northeastern University and an M.B.A. from Boston University. He holds the designation of Chartered Financial Analyst and has over 19 years of investment experience.

Vaughan Nelson

Dennis G. Alff — Dennis G. Alff has co-managed Vaughan Nelson Value Opportunity Fund since October 2008. Mr. Alff, a Portfolio Manager of Vaughan Nelson, joined the firm in 2006. Mr. Alff received a B.S. from the United States Military Academy and an M.B.A. from Harvard Business School. Mr. Alff holds the designation of Chartered Financial Analyst and has over 13 years of investment management and research experience.

Chris D. Wallis — Chris D. Wallis has co-managed Vaughan Nelson Small Cap Value Fund and Vaughan Nelson Value Opportunity Fund since March 2004 and October 2008, respectively. Mr. Wallis, a Senior Portfolio Manager of Vaughan Nelson, joined the firm in 1999. Mr. Wallis received a B.B.A. from Baylor University and an M.B.A. from Harvard Business School. Mr. Wallis holds the designation of Chartered Financial Analyst and has over 17 years of investment/financial analysis and accounting experience.

Scott J. Weber — Scott J. Weber has co-managed Vaughan Nelson Small Cap Value Fund and Vaughan Nelson Value Opportunity Fund since April 2004 and October 2008, respectively. Mr. Weber, a Portfolio Manager of Vaughan Nelson, joined the firm in 2003. Prior to joining Vaughan Nelson he was a Vice President of RBC Capital Markets. Mr. Weber received a B.S. from the University of the South and an M.B.A. from Tulane University. He has over 12 years of investment management and financial analysis experience.

Please see the Funds’ SAI for information on portfolio manager compensation, other accounts under management by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

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Investing in the Funds

Choosing a Share Class

Each Fund offers Class A and Class C shares to the public. The Vaughan Nelson Small Cap Value Fund is currently closed to new investors. No new accounts may be opened and no additional investments may be made in Class B shares of any Fund. Each class has different costs associated with buying, selling and holding Fund shares, which allows you to choose the class that best meets your needs. Which class is best for you depends upon a number of factors, including the size of your investment and how long you intend to hold your shares. Class C shares and certain shareholder features may not be available to you if you hold your shares in a street name account. Your financial representative can help you decide which class of shares is most appropriate for you.

Class A Shares

•	You pay a sales charge when you buy Class A shares. There are several ways to reduce this charge. See the section “How Sales Charges Are Calculated.”

•

You pay lower annual expenses than Class B and Class C shares, giving you the potential for higher returns per share. However, where front-end sales charges are applicable, returns are earned on a smaller amount of your investment.

•	You do not pay a sales charge on orders of $1 million or more, but you may pay a charge on redemptions if you redeem these shares within one year of purchase.

Class B Shares

•	No new accounts may be opened and no additional investments may be made in Class B shares.

•	You will pay higher expenses than Class A shares.

•	You will pay a charge on redemptions if you sell your shares within six years of purchase, as described in the section “How Sales Charges Are Calculated.”

•	Your Class B shares will automatically convert into Class A shares after eight years, which reduces your annual expenses.

Class C Shares

•	You do not pay a sales charge when you buy Class C shares. All of your money goes to work for you right away.

•	You pay higher annual expenses than Class A shares.

•	You may pay a sales charge on redemptions if you sell your Class C shares within one year of purchase.

•

Investors will not be permitted to purchase $1 million or more of Class C shares as a single investment per account. There may be certain exceptions to this restriction for omnibus and other nominee accounts. Investors may want to consider the lower operating expense of Class A shares in such instances. You may pay a charge on redemptions if you redeem Class A shares within one year of purchase.

For information about a Fund’s expenses, see the section “Fund Fees & Expenses” in the Fund Summary.

Certificates

Certificates will not be issued for any class of shares.

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How Sales Charges Are Calculated

Class A Shares

The price that you pay when you buy Class A shares (the “offering price”) is their NAV plus a sales charge (sometimes called a “front-end sales charge”) which varies depending upon the size of your purchase:

Class A Sales Charges**

	All Funds Except Natixis Income Diversified Portfolio
Your Investment	As a % of offering price	As a % of your investment
Less than $50,000	5.75%	6.10%
$ 50,000 – $99,999	4.50%	4.71%
$ 100,000 – $249,999	3.50%	3.63%
$ 250,000 – $499,999	2.50%	2.56%
$ 500,000 – $999,999	2.00%	2.04%
$1,000,000 or more*	0.00%	0.00%

	Natixis Income Diversified Portfolio
Your Investment	As a % of offering price	As a % of your investment
Less than $100,000	4.50%	4.71%
$ 100,000 – $249,999	3.50%	3.63%
$ 250,000 – $499,999	2.50%	2.56%
$ 500,000 – $999,999	2.00%	2.04%
$1,000,000 or more*	0.00%	0.00%

Due to rounding, the actual sales charge for a particular transaction may be higher or lower than the rates listed above.

*	For purchases of Class A shares of the Fund of $1 million or more, there is no front-end sales charge, but a CDSC of 1.00% may apply to redemptions of your shares within one year of the date of purchase. See the section “How the CDSC is Applied to Your Shares.”
**	Not imposed on shares that are purchased with reinvested dividends or other distributions.

If you invest in Class A shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that you obtain the proper “breakpoint” discount. It will be necessary at the time of purchase to inform the Distributor and the financial intermediary of the existence of other accounts in which there are holdings eligible to be aggregated to meet sales load breakpoints of the Fund. You may be required to provide certain records and information, such as account statements, with respect to all of your accounts which hold shares, including accounts with other financial intermediaries and your family members’ and other related party accounts, in order to verify your eligibility for a reduced sales charge. If the Distributor is not notified that you are eligible for a reduced sales charge, the Distributor will be unable to ensure that the reduction is applied to your account. Additional information concerning sales load breakpoints is available from your financial intermediary, by visiting the Funds’ website at www.funds.natixis.com (click on “Sales Charges” at the bottom of the home page) or in the Funds’ SAI.

Reducing Front-End Sales Charges

There are several ways you can lower your sales charge for Class A shares, including:

•

Letter of Intent — By signing a Letter of Intent, you may purchase Class A shares of any Natixis Fund over a 13-month period but pay sales charges as if you had purchased all shares at once. This program can save you money if you plan to invest $50,000 or more within 13 months. Purchases of Class C shares may be used toward meeting the Letter of Intent.

•

Cumulative Purchase Discount — You may be entitled to a reduced sales charge if your “total investment” reaches a breakpoint for a reduced sales charge. The total investment is determined by adding the amount of your current purchase in a Fund, including the applicable sales charge, to the current public offering price of all series and classes of shares of the Natixis Funds held by you in one or more accounts. If your total investment exceeds a sales charge breakpoint in the table above, the lower sales charge applies to the entire amount of your current purchase in a Fund.

•	Combining Accounts — This allows you to combine shares of multiple Natixis Funds and classes for purposes of calculating your sales charge.

Individual Accounts: You may elect to combine your purchase(s) and your total investment, as defined above, with the purchases and total investment of your spouse, parents, children, siblings, grandparents, grandchildren, in-laws (of those previously mentioned), individual fiduciary accounts, sole proprietorships, single trust estates and any other individuals acceptable to the Distributor.

Certain Retirement Plan Accounts: The Distributor may, at its discretion, combine the purchase(s) and total investment of all qualified participants in the same retirement plan for purposes of determining the availability of a reduced sales charge.

In most instances, individual accounts may not be linked with certain retirement plan accounts for the purposes of calculating sales charges. Savings Incentive Match Plan for Employees (“SIMPLE IRA”) contributions will automatically be linked with those of other participants in the same SIMPLE IRA Plan (Class A shares only). SIMPLE IRA accounts may not be linked with any other Natixis Fund account for rights of accumulation. Please refer to the SAI for more detailed information on combining accounts.

The above-listed ways to reduce front-end sales charges may not apply to the Money Market Fund unless shares are purchased through an exchange from another Natixis Fund.

Eliminating Front-End Sales Charges and CDSCs

Class A shares may be offered without front-end sales charges or a CDSC to the following individuals and institutions:

•	Any government entity that is prohibited from paying a sales charge or commission to purchase mutual fund shares;

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•	Selling brokers, sales representatives, registered investment advisers, financial planners or other intermediaries under arrangements with the Distributor;

•

Fund trustees, former trustees, employees of affiliates of the Natixis Funds and other individuals who are affiliated with any Natixis Fund (including the Money Market Fund) (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned);

•	Participants in certain retirement plans with at least $1 million or more in total plan assets or with at least 100 eligible employees;

•	Non-discretionary and non-retirement accounts of bank trust departments or trust companies, but only if they principally engage in banking or trust activities;

•	Clients of an adviser or subadviser to any Natixis Fund (including the Money Market Fund) with investments of $25,000 or more in the Natixis Funds; and

•	Clients of Natixis Advisors that invest in a Natixis Fund that does not offer Class Y shares.

In order to receive Class A shares without a front-end sales charge or a CDSC, you must notify the Fund of your eligibility at the time of purchase.

Repurchasing Fund Shares

You may apply proceeds from redeeming Class A shares of a Fund to repurchase Class A shares of any Natixis Fund without paying a front-end sales charge. To qualify, you must reinvest some or all of the proceeds within 120 days after your redemption and notify Natixis Funds in writing (directly or through your financial representative) at the time of reinvestment that you are taking advantage of this privilege. You may reinvest your proceeds by sending a new check for some or all of the redemption amount. Please note: for U.S. federal income tax purposes, a redemption generally is treated as a sale that involves tax consequences, even if the proceeds are later reinvested. Please consult your tax adviser to discuss how a redemption would affect you.

If you repurchase Class A shares of $1 million or more within 30 days after you redeem such shares, the Distributor will rebate the amount of the CDSC charged on the redemption if the Fund is notified in writing at the time of the repurchase.

Eliminating the CDSC

As long as the Distributor is notified at the time you sell, the CDSC for Class A shares will generally be eliminated in the following cases: (1) to make distributions from a retirement plan (a plan termination or total plan redemption may incur a CDSC); (2) to make payments through a systematic withdrawal plan; or (3) due to shareholder death or disability.

Please see the SAI for more information on eliminating or reducing front-end sales charges and CDSC.

Class B Shares

No new accounts may be opened and no additional investments may be made in Class B shares. There is a CDSC on shares that are sold within six years of the date of their acquisition. The amount of the CDSC, if any, declines each year that you own your shares (except in the third and fourth years, which have the same CDSC). The holding period for purposes of timing the conversion to Class A shares and determining the CDSC will continue to run after an exchange to Class B shares of another Natixis Fund (except the Money Market Fund). The CDSC equals the following percentages of the dollar amounts subject to the charge:

Class B Contingent Deferred Sales Charges
Year Since Purchase	CDSC on Shares Being Sold
1st	5.00%
2nd	4.00%
3rd	3.00%
4th	3.00%
5th	2.00%
6th	1.00%
Thereafter	0.00%

Eliminating the CDSC

As long as the Distributor is notified at the time you sell, the CDSC for Class B shares will generally be eliminated in the following cases: (1) to make distributions from a retirement plan (a plan termination or total plan redemption may incur a CDSC); (2) to make payments through a systematic withdrawal plan; or (3) due to shareholder death or disability.

Please see the SAI for more information on eliminating or reducing front-end sales charges and CDSC.

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Class C Shares

The offering price of Class C shares is their NAV without a front-end sales charge. Class C shares are subject to a CDSC of 1.00% on redemptions made within one year of the date of their acquisition. The holding period for determining the CDSC will continue to run after an exchange to Class C shares of another Natixis Fund (except the Money Market Fund).

Class C Contingent Deferred Sales Charges
Year Since Purchase	CDSC on Shares Being Sold
1st	1.00%
Thereafter	0.00%

Eliminating the CDSC

As long as the Distributor is notified at the time you sell, the CDSC for Class C shares will generally be eliminated in the following cases: (1) to make distributions from a retirement plan (a plan termination or total plan redemption may incur a CDSC); (2) to make payments through a systematic withdrawal plan; or (3) due to shareholder death or disability.

Please see the SAI for more information on eliminating or reducing front-end sales charges and the CDSC.

How the CDSC is Applied to Your Shares

The CDSC is a sales charge you pay when you redeem certain Fund shares. The CDSC:

•	is calculated based on the number of shares you are selling;

•	is based on either your original purchase price or the current NAV of the shares being sold, whichever is lower;

•	is deducted from the proceeds of the redemption unless you request, at the time of the redemption, that it be deducted from the amount remaining in your account; and

•	applies to redemptions made through the date of their acquisition for years one through six, as applicable.

A CDSC will not be charged on:

•	increases in NAV above the purchase price; or

•	shares you acquired by reinvesting your dividends or capital gains distributions.

To keep your CDSC as low as possible, each time that you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares available to meet your request, we will sell the shares with the lowest CDSC.

Because distribution and service (12b-1) fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges and service fees.

Exchanges into Shares of the Money Market Fund

If you exchange Class B or Class C shares of a Fund into shares of the Money Market Fund, the holding period for purposes of determining the CDSC for Class B and Class C shares and conversion into Class A shares from Class B shares stops until you exchange back into shares of another Natixis Fund. If you choose to redeem those Money Market Fund shares, a CDSC may apply.

Compensation to Securities Dealers

As part of their business strategies, the Funds pay securities dealers and other financial institutions (collectively, “dealers”) that sell their shares. This compensation originates from two sources: sales charges (front-end or deferred) and 12b-1 fees (comprising the annual service and/or distribution fees paid under a plan adopted pursuant to Rule 12b-1 under the 1940 Act). The sales charges, some or all of which may be paid to dealers, are discussed in the section “How Sales Charges Are Calculated” and dealer commissions as a percentage of offering price is disclosed in the Funds’ SAI. Each class of Fund shares offered in this Prospectus pays an annual service fee of 0.25% of its average daily net assets. In addition to a service fee, each Fund’s Class B shares pay an annual distribution fee of 0.75% of their average daily net assets for 8 years (at which time they automatically convert into Class A shares). Class C shares are subject to an annual distribution fee of 0.75% of their average daily net assets. Generally, the 12b-1 fees are paid to securities dealers on a quarterly basis, but may be paid on other schedules. The Distributor retains the first year of such fees for Class B and Class C shares. Some or all of such fees may also be paid to financial institutions that finance the payment of commissions or similar charges on Class B shares. Because these distribution fees and service fees are paid out of the Funds’ assets on an ongoing basis, over time these fees for Class B and Class C shares will increase the cost of your investment and may cost you more than paying the front-end sales charge and service fees on Class A shares.

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The Distributor, the Funds’ adviser and each of their respective affiliates may, out of their own resources, which generally come directly or indirectly from fees paid by the Funds, make payments to certain dealers and other financial intermediaries that satisfy certain criteria established from time to time by the Distributor. Payments may vary based on sales, the amount of assets a dealer’s or intermediary’s clients have invested in the Funds, and other factors. These payments may also take the form of sponsorship of seminars or informational meetings or payments for attendance by persons associated with a dealer or intermediary at informational meetings. The Distributor and its affiliates may also make payments for recordkeeping and other transfer agency-related services to dealers and intermediaries that sell Fund shares.

The payments described in this section, which may be significant to the dealers and the financial intermediaries, may create an incentive for a dealer or financial intermediary or their representatives to recommend or sell shares of a particular fund or share class over other mutual funds or share classes. Additionally, these payments may result in the Funds’ receiving certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments, including placement on a sales list, including a preferred or select sales list, or in other sales programs. These payments may create potential conflicts of interest between an investor and a dealer or other financial intermediary who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial representative and review carefully any disclosure by the dealer or other financial intermediary as to what monies it receives from mutual fund advisers and distributors, as well as how your financial representative is compensated. Please see the SAI for additional information about payments made by the Distributor and its affiliates to dealers and intermediaries. Please also contact your dealer or financial intermediary for details about payments it may receive.

It’s Easy to Open an Account

To Open an Account with Natixis Funds:

1.	Read this Prospectus carefully. Each Fund is generally available for purchase in the U.S., Puerto Rico, Guam and the U.S. Virgin Islands. Except to the extent otherwise permitted by the Distributor, the Funds will only accept accounts from U.S. citizens with a U.S. address or resident aliens with a U.S. address and a U.S. taxpayer identification number.

•

The Vaughan Nelson Small Cap Value Fund was closed to new investors effective July 31, 2009. The Fund remains open to existing shareholders, including currently funded defined contribution, defined benefit and all other employee benefit plans and their participants (including new participants in such plans). The Fund may not be added to any employee benefit platforms. Qualified plans that held shares in the Fund prior to October 16, 2009 may continue to invest in the Fund.

Independent investment advisers, as well as registered representatives using broker-dealers for existing accounts in the Vaughan Nelson Small Cap Value Fund, are allowed to add assets for their existing client accounts only. Clients of independent investment advisers and registered representatives who did not have an existing account in the Vaughan Nelson Small Cap Value Fund prior to July 31, 2009 are not permitted to open new accounts.

The ability of the transfer agent to monitor new accounts in the Vaughan Nelson Small Cap Value Fund that are opened through omnibus or other nominee accounts is limited. In general, the Vaughan Nelson Small Cap Value Fund looks to the financial intermediaries to prevent new accounts from being opened within omnibus accounts. There are no assurances that the financial intermediaries will properly monitor all new accounts.

2.	Determine how much you wish to invest. See the chart showing the investment minimums for various types of accounts in the section “Purchase and Sale of Fund Shares.”

•

The Distributor, at its sole discretion, may lower investment minimums for accounts associated with wrap-fee programs sponsored by certain broker-dealers and investment advisers and for accounts associated with certain other defined contribution plans not using the Natixis Funds’ prototype document.

•

The Distributor, at its sole discretion, may waive the minimum investment for new accounts being established into existing Corporate Retirement Plans and existing SEP-IRA, SARSEP and Keogh Plans using the Natixis Funds’ prototype document.

•	The Funds are not available to new SIMPLE IRAs.

3.	Complete the appropriate parts of the account application, carefully following the instructions. If you have any questions, please call your financial representative or Natixis Funds at 800-225-5478. For more information on Natixis Funds’ investment programs, refer to the section “Additional Investor Services” in this Prospectus.

4.	Use the sections of this Prospectus that follow as your guide for purchasing shares.

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Minimum Balance Policy

Each Fund, on an annual basis, may deduct a minimum balance fee of $20 for accounts that fall below the minimum amount required to establish an account, as described above. The minimum balance fee is assessed by the automatic redemption of shares in the account in an amount sufficient to pay the fee. The valuation of account balances for this purpose and the deduction of the fee generally occur during September of each calendar year, although they may occur at another date in the year. The fee will not be deducted from Fund positions opened after June 30th of the calendar year in which the fee is assessed. Certain accounts, such as Class B accounts, accounts that fall below the minimum as a result of the automatic conversion from Class B to Class A shares, accounts using the Natixis Funds’ prototype document (including IRAs, Keogh plans, 403(b)(7) plans and Coverdell Education Savings Accounts) and accounts associated with defined contribution plans, are excepted from the minimum balance fee.

Each Fund may also close an account and send the account holder the proceeds if the account falls below the minimum amount required to establish an account. The valuation of account balances for this purpose and the liquidation itself generally occur during October of each calendar year, although they may occur at another date in the year. Any account opened after June 30th of a calendar year will not be subject to the liquidation for that calendar year. Certain accounts, such as Class B accounts, accounts associated with wrap-fee programs or defined contribution plans, are excepted from the liquidation. The determination of whether to deduct the minimum balance fee or close an account is made at the discretion of the Funds.

It is expected that accounts maintained by intermediaries through the National Securities Clearing Corporation may be liquidated rather than assessed a fee if the account balance falls below such minimum, and that directly registered accounts may be assessed a fee rather than liquidated.

Self-Servicing Your Account

Buying or selling shares is easy with the services described below:

Natixis Funds Personal Access Line®

800-225-5478, press 1

Natixis Funds Website

www.funds.natixis.com

You have access to your account 24 hours a day by calling the Personal Access Line® from a touch-tone telephone or by visiting us online (certain restrictions may apply). Using these customer service options, you may:

•	purchase, exchange or redeem shares in your existing accounts (certain restrictions may apply);

•	review your account balance, recent transactions, Fund prices and recent performance;

•	order duplicate account statements; and

•	obtain tax information.

Please see the following pages for other ways to buy, exchange or sell your shares.

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Buying Shares

Except to the extent otherwise permitted by the Distributor, the Funds will only accept investments from U.S. citizens with a U.S. address or resident aliens with a U.S. address and a U.S. taxpayer identification number.

	Opening an Account	Adding to an Account
Through Your Investment Dealer	• Call your investment dealer for information about opening or adding to an account. Dealers may also charge you a processing or service fee in connection with the purchase of Fund shares.

By Mail	• Make out a check in U.S. dollars for the investment amount, payable to “Natixis Funds.” Third party, “starter” and credit card convenience checks will not be accepted.	• Make out a check in U.S. dollars for the investment amount, payable to “Natixis Funds.” Third party, “starter” and credit card convenience checks will not be accepted.

	• Mail the check with your completed application to Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, or the overnight address, 330 West 9th Street, Kansas City, MO 64105-1514.	• Complete the investment slip from an account statement or include a letter specifying the Fund name, class of shares, account number and the registered account name(s).

	• Shares purchased by check are redeemable although the Fund may withhold payment until the purchase check has cleared. See the section “Selling Restrictions.”	• Shares purchased by check are redeemable although the Fund may withhold payment until the purchase check has cleared. See the section “Selling Restrictions.”

By Exchange (See the section “Exchanging Shares” for more details.)	• Call your investment dealer or Natixis Funds at 800-225-5478 or visit www.funds.natixis.com to 1) obtain a current prospectus for the Fund into which you are exchanging and 2) request an exchange.	• Call your investment dealer or Natixis Funds at 800-225-5478 or visit www.funds.natixis.com to request an exchange.

By Wire	• Opening an account by wire is not available.	• Visit www.funds.natixis.com to add shares to your account by wire. Instruct your bank to transfer funds to State Street Bank & Trust Company, ABA #011000028, and DDA #99011538.

• Specify the Fund name, your class of shares, your account number and the registered account name(s). Your bank may charge you for such a transfer.

Through Automated Clearing House (“ACH”)	• Although you cannot open an account through ACH, you may add this feature by selecting it on your account application.	• Call Natixis Funds at 800-225-5478 or visit www.funds.natixis.com to add shares to your account through ACH.

	• Ask your bank or credit union whether it is a member of the ACH system.	• If you have not signed up for the ACH system, please call Natixis Funds or visit www.funds.natixis.com for a Service Options Form. A medallion signature guarantee may be required.

• Shares purchased through ACH may not be available immediately for redemption. See the section “Selling Restrictions.”

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	Opening an Account	Adding to an Account
Automatic Investing Through Investment Builder

•   Although you cannot open an account through Investment Builder, you may add this feature by selecting it on your account application.

•   Ask your bank or credit union whether it is a member of the ACH system.

•   If you have not signed up for Investment Builder, please call Natixis Funds at
800-225-5478 or visit www.funds.natixis.com for a Service Options Form. A medallion signature guarantee may be required.

•   See the section “Additional Investor Services.”

•   Shares purchased through ACH may not be available immediately for redemption. See the section “Selling Restrictions.”

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Selling Shares

To Sell Some or All of Your Shares

Certain restrictions may apply. Investments made by check, through ACH or Investment Builder may not be available immediately for redemption. See the section “Restrictions on Buying, Selling and Exchanging Shares.” Generally, a transaction fee will be charged for expedited payment of redemption proceeds of $5.50 for wire transfers, $50 for international wire transfers or $20.50 for overnight delivery. These fees are subject to change.

Through Your Investment Dealer	• Call your investment dealer for information. Dealers may also charge you a processing or service fee in connection with the redemption of Fund shares.

By Mail

•   Write a letter to request a redemption. Specify the name of your fund, class of shares, account number, the exact registered account name(s), the number of shares or the dollar amount to be redeemed and the method by which you wish to receive your proceeds. Additional materials may be required. See the section “Selling Shares in Writing.”

• The request must be signed by all of the owners of the shares and must include the capacity in which they are signing, if appropriate.

•   Mail your request by regular mail to Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579 or by registered, express or certified mail to Natixis Funds, 330 West 9th Street, Kansas City, MO 64105-1514.

•   Proceeds (less any applicable CDSC) will be delivered by the method chosen in your letter. Proceeds delivered by mail will generally be mailed to you within three business days after the request is received in good order, although it may take longer. See the section “Selling Restrictions.”

By Exchange (See the section “Exchanging Shares” for more details.)	• Obtain a current prospectus for the fund into which you are exchanging by calling your investment dealer or Natixis Funds at 800-225-5478 or visit www.funds.natixis.com.
• Call Natixis Funds or visit www.funds.natixis.com to request an exchange.

By Wire	• Complete the “Bank Information” section on your account application.

• Call Natixis Funds at 800-225-5478, visit www.funds.natixis.com or indicate in your redemption request letter (see above) that you wish to have your proceeds wired to your bank.

•   Proceeds (less any applicable CDSC) will generally be wired on the next business day, although it may take longer. See the section “Selling Restrictions.” A wire fee will be deducted from the proceeds. Your bank may charge you a fee to receive the wire. If you have not signed up for banking information on your application, please call Natixis Funds at 800-225-5478 or visit www.funds.natixis.com for a Service Options Form. A medallion signature guarantee may be required.

Through ACH	• Ask your bank or credit union whether it is a member of the ACH system.

• Complete the “Bank Information” section on your account application.

•   If you have not signed up for the ACH system on your application, please call Natixis Funds at
800-225-5478 or visit www.funds.natixis.com for a Service Options Form. A medallion signature guarantee may be required.

• Call Natixis Funds or visit www.funds.natixis.com to request an ACH redemption or indicate in your redemption letter that you wish to have your proceeds sent to your bank through ACH.

• Proceeds (less any applicable CDSC) will generally arrive at your bank within three business days, although it may take longer. See the section “Selling Restrictions.”

By Telephone

•   Call Natixis Funds at 800-225-5478 to choose the method you wish to use to redeem your shares. You may receive your proceeds (less any applicable CDSC) by mail, by wire or through ACH (see above), subject to certain restrictions. See the section “Selling Restrictions.”

By Systematic Withdrawal Plan (See the section “Additional Investor Services” for more details.)	• Call Natixis Funds at 800-225-5478 or your financial representative for more information.
• Because withdrawal payments may have tax consequences, you should consult your tax adviser before establishing such a plan.

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Selling Shares in Writing

If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations, we also may require a medallion signature guarantee or additional documentation.

A medallion signature guarantee protects you against fraudulent orders and is necessary if:

•	your address of record or bank account information has been changed within the past 30 days;

•	you are selling more than $100,000 worth of shares and you are requesting the proceeds by check;

•	a proceeds check for any amount is either mailed to an address other than the address of record or not payable to the registered owner(s); or

•	the proceeds are sent by check, wire or in some circumstances ACH to a bank account whose owner(s) do not match the owner(s) of the fund account.

A notary public cannot provide a medallion signature guarantee. The Funds will only accept medallion signature guarantees bearing the STAMP2000 Medallion imprint. A medallion signature guarantee can be obtained from one of the following sources:

•	a financial representative or securities dealer;

•	a federal savings bank, cooperative or other type of bank;

•	a savings and loan or other thrift institution;

•	a credit union; or

•	a securities exchange or clearing agency.

In some situations additional documentation may be necessary. Please contact your financial representative or Natixis Funds regarding documentation requirements.

Exchanging Shares

In general, you may exchange shares of your Fund for shares of the same class of another Natixis Fund or Loomis Sayles Fund that offers such class of shares, without paying a sales charge or a CDSC (see the sections “Buying Shares” and “Selling Shares”) subject to certain restrictions noted below. For exchanges into the Money Market Fund, the holding period for determining the CDSC and conversion into Class A shares, if applicable, for Class B and Class C Shares will stop and will resume only when an exchange into an applicable fund occurs. The exchange must be for at least the minimum to open an account (or the total NAV of your account, whichever is less), or, once the fund minimum is met, exchanges under the Automatic Exchange Plan must be made for at least $100 (see the section “Additional Investor Services”). All exchanges are subject to the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges into that fund. The exchange privilege may be exercised only in those states where shares of such funds may be legally sold. For U.S. federal income tax purposes, an exchange of Fund shares for shares of another fund is generally treated as a sale on which gain or loss may be recognized. Subject to the applicable rules of the SEC, the Board of Trustees reserves the right to modify the exchange privilege at any time. Before requesting an exchange into any other fund, please read its prospectus carefully. You may be unable to hold your shares through the same financial intermediary if you engage in certain share exchanges. You should contact your financial intermediary for further details. Please refer to the SAI for more detailed information on exchanging Fund shares.

Accounts participating in wrap-fee programs or held through a registered investment adviser may exchange Class A shares of a fund for Class Y shares of the same fund without paying a CDSC. In order to exchange shares, a representative of the wrap-fee program or registered investment adviser must follow the procedures set forth by the Distributor. An exchange of shares for shares of a different class in the same fund generally should not be a taxable event for the exchanging shareholder.

Due to operational limitations at your financial intermediary, your ability to exchange Class A shares of a fund for Class Y shares of the same fund may be limited. Please consult your financial representative for more information.

Restrictions on Buying, Selling and Exchanging Shares

The Funds discourages excessive short-term trading that may be detrimental to the Funds and their shareholders. Frequent purchases and redemptions of Fund shares by shareholders may present certain risks for other shareholders in a Fund. This includes the risk of diluting the value of Fund shares held by long-term shareholders, interfering with the efficient management of the Fund’s portfolio and

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increasing brokerage and administrative costs. Funds investing in securities that require special valuation processes (such as foreign securities, high yield securities or small cap securities) may also have increased exposure to these risks. The Board of Trustees has adopted the following policies to address and discourage such trading.

Each Fund reserves the right to suspend or change the terms of purchasing or exchanging shares. Each Fund and the Distributor reserve the right to reject any purchase or exchange order for any reason, including if the transaction is deemed not to be in the best interests of the Fund’s other shareholders or possibly disruptive to the management of the Fund. A shareholder whose exchange order has been rejected may still redeem its shares by submitting a redemption request as described under “Selling Shares.”

Limits on Frequent Trading. Without limiting the right of each Fund and the Distributor to reject any purchase or exchange order, each Fund and the Distributor may (but are not obligated to) restrict purchases and exchanges for the accounts of “market timers.” An account may be deemed to be one of a market timer if it makes two “round trips” in any Fund over a 90-day interval, as determined by the Fund. A “round trip” is a purchase (including a purchase by exchange) into a Fund followed by a redemption (including a redemption by exchange) of any amount out of the same Fund. The above limits are applicable whether you hold shares directly with a Fund or indirectly through a financial intermediary, such as a broker, bank, investment adviser, recordkeeper for retirement plan participants, or other third party. The preceding is not an exclusive description of activities that the Funds and the Distributor may consider to be “market timing.”

Notwithstanding the above, certain financial intermediaries, such as retirement plan administrators, may monitor and restrict the frequency of purchase and redemption transactions in a manner different from that described above. The policies of these intermediaries may be more or less restrictive than the generally applicable policies described above. Each Fund may choose to rely on a financial intermediary’s restrictions on frequent trading in place of the Fund’s own restrictions if the Fund determines, in its discretion, that the financial intermediary’s restrictions provide reasonable protection for the Fund from excessive short-term trading activity. Please contact your financial representative for additional information regarding their policies for limiting the frequent trading of Fund shares.

This policy also does not apply with respect to shares purchased by certain funds-of-funds or similar asset allocation programs that rebalance their investments only infrequently. To be eligible for this exemption, the fund-of-funds or asset allocation program must identify itself to and receive prior written approval from the Fund or the Distributor. A Fund and Distributor may request additional information to enable them to determine that the fund-of-funds or asset allocation program is not designed to and/or is not serving as a vehicle for disruptive short-term trading, which may include requests for (i) written assurances from the sponsor or investment manager of the fund-of-funds or asset allocation program that it enforces the Fund’s frequent trading policy on investors or another policy reasonably designed to deter disruptive short-term trading in Fund shares, and/or (ii) data regarding transactions by investors in the fund-of-funds or asset allocation program, for periods and on a frequency determined by the Fund and Distributor, so that the Fund can monitor compliance by such investors with the trading limitations of the Fund or of the fund-of-funds or asset allocation program.

Trade Activity Monitoring. Trading activity is monitored selectively on a daily basis in an effort to detect excessive short-term trading activities. If the Fund or the Distributor believes that a shareholder or financial intermediary has engaged in market timing or other excessive short-term trading activity, it may, in its discretion, request that the shareholder or financial intermediary stop such activities or refuse to process purchases or exchanges in the accounts. At its discretion, the Fund or the Distributor may restrict or prohibit transactions by such identified shareholders or intermediaries. In making such judgments, the Fund and the Distributor seek to act in a manner that they believe is consistent with the best interests of all shareholders. The Fund and the Distributor also reserve the right to notify financial intermediaries of the shareholder’s trading activity.

Accounts Held by Financial Intermediaries. The ability of a Fund and the Distributor to monitor trades that are placed by omnibus or other nominee accounts is more limited in those instances in which the financial intermediary maintains the record of a Fund’s underlying beneficial owners. In general, each Fund and the Distributor will review trading activity at the omnibus account level. If a Fund and the Distributor detect suspicious activity, they may request and receive personal identifying information and transaction histories for some or all underlying shareholders (including plan participants) to determine whether such shareholders have engaged in market timing or other excessive short-term trading activity. If a Fund believes that a shareholder has engaged in market timing or other excessive short-term trading activity in violation of the Fund’s policies through an omnibus account, the Fund will attempt to limit transactions by the underlying shareholder which engaged in such trading, although it may be unable to do so. The Fund may also limit or prohibit additional purchases of Fund shares by an intermediary. Investors should not assume the Fund will be able to detect or prevent all market timing or other trading practices that may disadvantage the Fund.

Purchase Restrictions

Each Fund is required by federal regulations to obtain certain personal information from you and to use that information to verify your identity. The Funds may not be able to open your account if the requested information is not provided. Each Fund reserves the right to refuse to open an account, close an account and redeem your shares at the then-current price or take other such steps that the Fund deems necessary to comply with federal regulations if your identity cannot be verified.

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Selling Restrictions

The table below describes restrictions placed on selling shares of the Fund. Please see the SAI for additional information regarding redemption payment policies:

Restriction	Situation
Each Fund may suspend the right of redemption or postpone payment for more than 7 days:	• When the New York Stock Exchange (the “NYSE”) is closed (other than a weekend/holiday) as permitted by the SEC.

• During an emergency as permitted by the SEC.

• During any other period permitted by the SEC.

Each Fund reserves the right to suspend account services or refuse transaction requests:	• With a notice of a dispute between registered owners or death of a registered owner.

• With suspicion/evidence of a fraudulent act.

Each Fund may pay the redemption price in whole or in part by a distribution in kind of readily marketable securities in lieu of cash or may take up to 7 days to pay a redemption request in order to raise capital:	• When it is detrimental for a Fund to make cash payments as determined in the sole discretion of the adviser or subadviser.

Each Fund may withhold redemption proceeds for 10 days from the purchase date:	• When redemptions are made within 10 calendar days of purchase by check or ACH to allow the check or ACH transaction to clear.

If you hold certificates representing your shares, they must be sent with your request for it to be honored. It is recommended that certificates be sent by registered mail.

Although most redemptions are made in cash, as described in the SAI, each Fund reserves the right to redeem shares in kind. If a shareholder receives a distribution in kind, the shareholder will bear the market risk associated with the distributed securities and may incur brokerage or other charges in converting the securities to cash.

How Fund Shares Are Priced

“Net asset value” is the price of one share of a Fund without a sales charge, and is calculated each business day using this formula:

Net Asset Value =	Total market value of securities + Cash and other assets – Liabilities
Number of outstanding shares

The NAV of Fund shares is determined pursuant to policies and procedures approved by the Board of Trustees, as summarized below:

•

A share’s NAV is determined at the close of regular trading on the NYSE on the days the NYSE is open for trading. This is normally 4:00 p.m., Eastern time. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. In addition, the Fund’s shares will not be priced on the holidays listed in the SAI. See the section “Net Asset Value” in the SAI for more details.

•

The price you pay for purchasing, redeeming or exchanging a share will be based upon the NAV next calculated (plus or minus applicable sales charges as described earlier in the Fund Summary) after your order is received by the transfer agent “in good order.”[1]

•

Requests received by the Funds after the NYSE closes will be processed based upon the NAV determined at the close of regular trading on the next day that the NYSE is open. If the transfer agent receives the order in good order by 4:00 p.m., Eastern time, the shareholder will receive that day’s NAV. Under limited circumstances, the Distributor may enter into contractual agreements pursuant to which orders received by your investment dealer before the Fund determines its NAV and transmitted to the transfer agent prior to market open on the next business day, are processed at the NAV determined on the day the order was received by your investment dealer. Please contact your investment dealer to determine whether it has entered into such a contractual agreement. If your investment dealer has not entered into such a contractual agreement, your order will be processed at the NAV next determined after your investment dealer submits the order to the Fund.

•	A fund that invests in foreign securities may have NAV changes on days when you cannot buy or sell its shares.

1	Please see the section “Buying Shares,” which provides additional information regarding who can receive a purchase order.

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Generally, during times of substantial economic or market change, it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in the sections “Buying Shares” and “Selling Shares.”

Generally, Fund securities are valued as follows:

•	Equity securities — last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price.

•

Debt securities (other than short-term obligations) — based upon evaluated prices furnished to a Fund by an independent pricing service, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

•	Short-term obligations (purchased with an original or remaining maturity of 60 days or less) — amortized cost (which approximates market value).

•

Securities traded on foreign exchanges — market price on the foreign exchange, unless the Fund believes that an occurrence after the close of that exchange will materially affect the security’s value. In that case, the security may be fair-valued at the time the Fund determines its NAV by or pursuant to procedures approved by the Board of Trustees. When fair-valuing their securities, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the local market and before the time a Fund’s NAV is calculated.

•	Credit default swaps — market value based on prices supplied by a pricing service, if available, or quotations obtained from broker-dealers.

•

Options — domestic exchange-traded single equity option contracts are valued at the mean of the National Best Bid and Offer quotations. Exchange-traded index options and foreign exchange-traded single equity options are valued at the average of the closing bid and asked quotations.

•

Futures — Unrealized gain or loss on the contract using current settlement price. When a settlement price is not used, futures contracts will be valued at their fair value as determined by or pursuant to procedures approved by the Fund’s Board of Trustees.

•	Forward foreign currency contracts — interpolated prices determined based on information provided by an independent pricing service.

•	All other securities — fair market value as determined by the adviser or subadviser of the Fund pursuant to procedures approved by the Board of Trustees.

As described above, if market prices are not readily available for a security, securities may not be priced on the basis of quotations from the primary market in which they are traded but rather may be priced by another method that the Board of Trustees believes is more likely to result in a price that reflects fair value (which is the amount that a Fund might reasonably expect to receive from a current sale of the security in the ordinary course of business). The Fund may also value securities at fair value or estimate their value pursuant to procedures approved by the Board of Trustees in other circumstances such as when extraordinary events occur after the close of the relevant market but prior to the close of the NYSE. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Dividends and Distributions

The Funds generally distribute annually all or substantially all of their net investment income (other than capital gains) in the form of dividends. The following table shows when each Fund expects to distribute dividends. Each Fund expects to distribute all or substantially all of its net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. To the extent permitted by law, the Board of Trustees may adopt a different schedule for making distributions as long as payments are made at least annually.

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Dividend Payment Schedule

Annually	Quarterly	Monthly
CGM Advisor Targeted Equity Fund	AEW Real Estate Fund	Natixis Income Diversified Portfolio
Hansberger International Fund
Harris Associates Large Cap Value Fund
Natixis U.S. Diversified Portfolio
Vaughan Nelson Small Cap Value Fund
Vaughan Nelson Value Opportunity Fund

Distributions will automatically be reinvested in shares of the same class of the distributing Fund at NAV, unless you select one of the following alternatives:

•

Participate in the Dividend Diversification Program, which allows you to have all dividends and distributions automatically invested at NAV in shares of the same class of another Natixis Fund registered in your name. Certain investment minimums and restrictions may apply. For more information about this program, see the section “Additional Investor Services.”

•

Receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional shares of the same class of the Fund, or in the same class of another Natixis Fund; or

•	Receive all distributions in cash.

For more information or to change your distribution option, contact Natixis Funds in writing or call 800-225-5478.

If you earn more than $10 annually in taxable income from a Natixis Fund held in a non-retirement plan account, you will receive a Form 1099 to help you report the prior calendar year’s distributions on your federal income tax return. This information will also be reported to the Internal Revenue Service. Be sure to keep this Form 1099 as a permanent record. A fee may be charged for any duplicate information requested.

Tax Consequences

Except where noted, the discussion below addresses only the U.S. federal income tax consequences of an investment in a Fund and does not address any foreign, state or local tax consequences.

Each Fund intends to meet all requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), necessary to qualify each year for treatment as a “regulated investment company,” and thus does not expect to pay any federal income tax on income and capital gains that are timely distributed to shareholders.

Taxation of Distributions from the Funds. For federal income tax purposes, distributions of investment income generally are taxable to Fund shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions attributable to the excess of net long-term capital gains from the sale of investments a Fund owned for more than one year over net short-term capital losses and that are properly designated by the Fund as capital gain dividends (“Capital Gain Dividends”) will generally be taxable to a shareholder receiving such distributions as long-term capital gain. Distributions attributable to the excess of net short-term capital gains from the sale of investments that a Fund owned for one year or less over net long-term capital losses will be taxable as ordinary income.

For taxable years beginning before January 1, 2011, distributions of investment income designated by a Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund levels. Income generated by investments in fixed income securities, derivatives and REITs generally is not eligible for treatment as qualified dividend income. Dividends received by the Funds from foreign corporations that are not eligible for the benefits of a comprehensive income tax treaty with the U.S. (other than dividends paid on stock of such a foreign corporation that is readily tradable on an established securities market in the U.S.) will not be treated as qualified dividend income, and hence will not increase the amount of the Fund’s distributions that may be designated as qualified dividend income.

For taxable years beginning before January 1, 2011, long-term capital gain rates applicable to individuals have been temporarily reduced, in general to 15%, with a 0% rate applying to taxpayers in the 10% and 15% rate brackets. It is currently unclear whether Congress will extend the long-term capital gain rate reduction and the special tax treatment of qualified dividend income for taxable years beginning on or after January 1, 2011.

Dividends and distributions declared by a Fund in October, November or December of one year and paid in January of the next year generally are taxable in the year in which the distributions are declared, rather than the year in which the distributions are received.

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Fund distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder’s investment (and thus were included in the price the shareholder paid for his or her shares). Such distributions are likely to occur in respect of shares purchased at a time when the relevant Fund’s NAV reflects gains that are either unrealized or realized but not distributed. Fund distributions are taxable whether shareholders receive them in cash or in additional shares. Distributions by a Fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws generally will not be taxable, although distributions by retirement plans to their participants may be taxable. Special tax rules apply to investments through such retirement plans. If an investment is through such a plan, the investor should consult a tax adviser to determine the suitability of the Fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in the Fund) from such a plan.

Redemption, Sale or Exchange of Fund Shares. A redemption, sale or exchange of Fund shares (including an exchange of Fund shares for shares of another Natixis Fund or Loomis Sayles Fund) is a taxable event and will generally result in recognition of gain or loss. Gain or loss, if any, recognized by a shareholder on a redemption, sale, exchange or other disposition of Fund shares generally will be taxed as long-term capital gain or loss if the shares are capital assets in the shareholder’s hands and the shareholder held the shares for more than one year.

Taxation of Certain Fund Investments. A Fund’s investments in foreign securities may be subject to foreign withholding and other taxes. In that case, the Fund’s yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes incurred by a Fund, except that a Fund investing more than 50 percent of its assets in foreign securities, such as the Hansberger International Fund, may elect to permit shareholders to claim a credit or deduction for their respective pro rata shares of qualifying foreign taxes paid by or withheld from amounts paid to the Fund. In such a case, shareholders will be required to include as gross income from foreign sources their pro rata shares of such taxes, and each shareholder’s ability to claim a foreign tax credit or deduction for such foreign taxes will be subject to generally applicable limitations imposed by the Code, which may result in a shareholder not getting a full credit or deduction for the amount of such taxes.

In addition, a Fund’s investments in foreign securities and foreign currencies may be subject to special tax rules that have the effect of increasing or accelerating the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions. A Fund’s investments in certain debt obligations, derivatives or REITs may cause the Fund to recognize taxable income in excess of the cash generated by such instruments. Thus, a Fund could be required to liquidate investments, including at times when it is not advantageous to do so, in order to satisfy its distribution requirements. In addition, a Fund’s investments in other investment companies could affect the amount, timing, and character of distributions from the Fund, and, therefore, may increase the amount of taxes payable by shareholders.

Backup Withholding. Each Fund is required in certain circumstances to apply backup withholding on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder if the shareholder does not furnish the Fund certain information and certifications or the shareholder is otherwise subject to backup withholding. The backup withholding tax rate is 28% for amounts paid on or before December 31, 2010 and will be 31% for amounts paid after December 31, 2010 unless Congress enacts legislation providing otherwise.

Please see the SAI for additional information on the federal income tax consequences of an investment in a Fund.

You should consult your tax adviser for more information on your own situation, including possible federal, state, local, foreign or other applicable taxes.

Additional Investor Services

Retirement Plans

Natixis Funds offer a range of retirement plans, including Coverdell Education Savings Accounts, IRAs, SEPs and other pension and profit sharing plans. Refer to the section “It’s Easy to Open an Account” for investment minimums. For more information about our Retirement Plans, call us at 800-225-5478.

Investment Builder Program

This is Natixis Funds’ automatic investment plan. Once you meet the Fund minimum, you may authorize automatic monthly transfers of $100 or more per Fund from your bank checking or savings account to purchase shares of one or more Natixis Funds. For instructions on how to join the Investment Builder Program, please refer to the section “Buying Shares.”

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Dividend Diversification Program

This program allows you to have all dividends and any other distributions automatically invested in shares of the same class of another Natixis Fund or the Money Market Fund, subject to the eligibility requirements of that other fund and to state securities law requirements. Shares will be purchased at the selected fund’s NAV without a front-end sales charge or CDSC on the ex dividend date. Before establishing a Dividend Diversification Program into any other Natixis Fundor the Money Market Fund, please read its prospectus carefully.

Automatic Exchange Plan

Natixis Funds have an automatic exchange plan under which shares of a class of a Natixis Fund are automatically exchanged each month for shares of the same class of another Natixis Fund or the Money Market Fund. There is no fee for exchanges made under this plan, but there may be a sales charge in certain circumstances. Please see the section “Exchanging Shares” above and refer to the SAI for more information on the Automatic Exchange Plan.

Systematic Withdrawal Plan

This plan allows you to redeem shares and receive payments from your Fund on a regular schedule. Redemptions of shares that are part of the Systematic Withdrawal Plan are not subject to a CDSC. However, the amount or percentage you specify in the plan may not exceed, on an annualized basis, 10% of the value of your Fund account based upon the value of your fund account on the day you establish your plan. For information on establishing a Systematic Withdrawal Plan, please refer to the section “Selling Shares.”

Natixis Funds Personal Access Line®

This automated customer service system allows you to have access to your account 24 hours a day by calling 800-225-5478, and pressing 1. With a touch-tone telephone, you can obtain information about your current account balance, recent transactions, Fund prices and recent performance. You may also use Personal Access Line® to purchase, exchange or redeem shares in any of your existing accounts. Certain restrictions may apply.

Natixis Funds Website

Visit us at www.funds.natixis.com to review your account balance and recent transactions, to view daily prices and performance information or to order duplicate account statements and tax information. You may also go online to purchase, exchange or redeem shares in your existing accounts. Certain restrictions may apply.

Financial Performance

The financial highlights tables are intended to help you understand each Fund’s financial performance for the last five years (or, if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by [                ], an independent registered public accounting firm, whose report, along with each Fund’s financial statements, is included in each Fund’s annual report to shareholders. The annual reports are incorporated by reference into the SAI, both of which are available free of charge upon request from the Distributor.

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For a share outstanding throughout each period.

	Net asset value, beginning of the period		Income (Loss) from Investment Operations:						Dividends from net investment income		Less Distributions:				Net asset value, end of the period		Total return (%)(a),(c)	Net assets, end of the period (000’s)		Net expenses (%)(d),(e)		Ratios to Average Net Assets:
			Net investment income (loss)(b)		Net realized and unrealized gain (loss)		Total from investment operations				Distributions from net realized capital gains		Total distributions									Gross expenses (%)(e)		Net investment income (loss)(%)(e)	Portfolio turnover rate(%)
AEW REAL ESTATE FUND
Class A
1/31/2010	$		$		$		$		$		$		$		$			$
1/31/2009		16.96		0.33		(8.25)		(7.92)		(0.32)		(0.40)		(0.72)		8.32	(48.8)		33,283	1.50		1.52		2.26	30
1/31/2008		26.49		0.30		(6.85)		(6.55)		(0.31)		(2.67)		(2.98)		16.96	(25.2)		78,612	1.46		1.46		1.35	24
1/31/2007		20.78		0.19		7.24		7.43		(0.19)		(1.53)		(1.72)		26.49	37.4		120,151	1.48	(f)	1.48	(f)	0.82	15
1/31/2006		16.83		0.21		5.45		5.66		(0.22)		(1.49)		(1.71)		20.78	34.8		73,166	1.50		1.55		1.11	15
Class B
1/31/2010
1/31/2009		16.95		0.22		(8.25)		(8.03)		(0.23)		(0.40)		(0.63)		8.29	(49.2)		3,560	2.25		2.27		1.46	30
1/31/2008		26.45		0.11		(6.80)		(6.69)		(0.14)		(2.67)		(2.81)		16.95	(25.7)		10,158	2.23		2.23		0.49	24
1/31/2007		20.77		0.01		7.24		7.25		(0.04)		(1.53)		(1.57)		26.45	36.3		21,166	2.22	(f)	2.22	(f)	0.06	15
1/31/2006		16.82		0.07		5.44		5.51		(0.07)		(1.49)		(1.56)		20.77	33.7		16,293	2.25		2.30		0.36	15
Class C
1/31/2010
1/31/2009		16.97		0.22		(8.26)		(8.04)		(0.23)		(0.40)		(0.63)		8.30	(49.2)		7,248	2.25		2.27		1.52	30
1/31/2008		26.49		0.12		(6.82)		(6.70)		(0.15)		(2.67)		(2.82)		16.97	(25.7)		17,769	2.21		2.22		0.54	24
1/31/2007		20.80		0.02		7.24		7.26		(0.04)		(1.53)		(1.57)		26.49	36.3		29,694	2.23	(f)	2.23	(f)	0.08	15
1/31/2006		16.84		0.07		5.45		5.52		(0.07)		(1.49)		(1.56)		20.80	33.7		16,101	2.25		2.30		0.36	15

(a)	A sales charge for Class A and Class C (prior to February 1, 2004) shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(b)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(c)	Had certain expenses not been reduced during the period, if applicable, total return would have been lower.
(d)	The investment adviser and/or administrator agreed to reimburse a portion of the Fund’s expenses and/or reduce its fee during the period. Without this reimbursement/fee reduction, if applicable, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year, if applicable.
(f)	Include fee/expense recovery of 0.04%, 0.04% and 0.04% for Class A, Class B and Class C, respectively.

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FINANCIAL PERFORMANCE

For a share outstanding throughout each period.

	Net asset value, beginning of the period		Income (Loss) from Investment Operations:						Dividends from net investment income(e)		Less Distributions:				Redemption fees(e)			Net asset value, end of the period		Total return (%)(a),(c)	Net assets, end of the period (000’s)		Ratios to Average Net Assets:			Portfolio turnover rate(%)
			Net investment income (loss)(b),(e)		Net realized and unrealized gain (loss)		Total from investment operations				Distributions from net realized capital gains		Total distributions										Net expenses (%)(d),(f)	Gross expenses (%)(f)	Net investment income (loss)(%)(f)
CGM ADVISOR TARGETED EQUITY FUND
Class A
12/31/2009	$		$		$		$		$		$		$		$			$			$
12/31/2008		13.01		0.09		(4.94)		(4.85)		(0.06)		(0.44)		(0.50)		0.00	(g)		7.66	(38.4)		796,146	1.10	1.10	0.83	211
12/31/2007		10.70		0.05		3.54		3.59		(0.13)		(1.15)		(1.28)		0.00			13.01	34.4		826,867	1.17	1.17	0.45	179
12/31/2006		10.22		0.08		0.78		0.86		(0.07)		(0.31)		(0.38)		0.00			10.70	8.5		679,897	1.16	1.16	0.76	171
12/31/2005		9.05		0.07		1.12		1.19		(0.02)		—		(0.02)		0.00			10.22	13.2		694,121	1.28	1.28	0.78	196
Class B
12/31/2009
12/31/2008		11.81		(0.00)		(4.45)		(4.45)		(0.00)		(0.44)		(0.44)		0.00	(g)		6.92	(38.9)		13,971	1.85	1.85	(0.03)	211
12/31/2007		9.84		(0.04)		3.24		3.20		(0.08)		(1.15)		(1.23)		0.00			11.81	33.4		32,297	1.92	1.92	(0.34)	179
12/31/2006		9.48		0.00		0.74		0.74		(0.07)		(0.31)		(0.38)		0.00			9.84	7.8		43,032	1.91	1.91	0.02	171
12/31/2005		8.45		0.00		1.04		1.04		(0.01)		—		(0.01)		0.00			9.48	12.4		53,005	2.03	2.03	0.03	196
Class C
12/31/2009
12/31/2008		11.79		0.02		(4.46)		(4.44)		(0.02)		(0.44)		(0.46)		0.00	(g)		6.89	(38.9)		59,544	1.85	1.85	0.17	211
12/31/2007		9.84		(0.03)		3.22		3.19		(0.09)		(1.15)		(1.24)		0.00			11.79	33.5		19,753	1.93	1.93	(0.24)	179
12/31/2006		9.48		0.00		0.74		0.74		(0.07)		(0.31)		(0.38)		0.00			9.84	7.7		8,688	1.90	1.90	0.04	171
12/31/2005		8.45		0.00		1.04		1.04		(0.01)		—		(0.01)		0.00			9.48	12.4		5,133	2.04	2.04	0.03	196

(a)	A sales charge for Class A and Class C (prior to February 1, 2004) shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(b)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(c)	Had certain expenses not been reduced during the period, if applicable, total return would have been lower.
(d)	The investment adviser and/or administrator agreed to reimburse a portion of the Fund’s expenses and/or reduce its fees during the period. Without this reimbursement/fee reduction, if applicable, expenses would have been higher.
(e)	Amount rounds to less than $0.01 per share, if applicable.
(f)	Computed on an annualized basis for periods less than one year, if applicable.
(g)	Effective June 2, 2008, redemption fees were eliminated.

87

FINANCIAL PERFORMANCE

For a share outstanding throughout each period.

	Net asset value, beginning of the period		Income (Loss) from Investment Operations:						Less Distributions:																Ratios to Average Net Assets:
			Net investment income (loss)(b),(e)		Net realized and unrealized gain (loss)		Total from investment operations		Dividends from net investment income		Distributions from net realized capital gains		Distributions from paid-in capital		Total distributions		Redemption fees(e)			Net asset value, end of the period		Total return (%)(a),(c)	Net assets, end of the period (000’s)		Net expenses (%)(d),(f)	Gross expenses (%)(f)	Net investment income (loss)(%)(f)	Portfolio turnover rate(%)
HANSBERGER INTERNATIONAL FUND
Class A
12/31/2009	$		$		$		$		$		$		$		$		$			$			$
12/31/2008		22.17		0.26		(10.63)		(10.37)		(0.15)		(0.68)		(0.09)		(0.92)		0.00	(h)		10.88	(47.6)		60,091	1.49	1.49	1.48	47
12/31/2007		21.50		0.18		3.29		3.47		(0.40)		(2.40)		—		(2.80)		0.00			22.17	16.4		128,224	1.45	1.45	0.79	47
12/31/2006		19.88		0.16		4.51		4.67		(0.35)		(2.70)		—		(3.05)		0.00			21.50	24.1		112,814	1.49	1.49	0.75	49
12/31/2005		17.12		0.11		2.65		2.76		—		—		—		—		0.00			19.88	16.1		89,663	1.81	1.81	0.62	45
Class B
12/31/2009
12/31/2008		19.88		0.12		(9.48)		(9.36)		(0.03)		(0.68)		(0.05)		(0.76)		0.00	(h)		9.76	(48.0)		9,328	2.23	2.23	0.72	47
12/31/2007		19.51		0.01		2.98		2.99		(0.22)		(2.40)		—		(2.62)		0.00			19.88	15.6		29,770	2.20	2.20	0.06	47
12/31/2006		18.27		0.01		4.11		4.12		(0.18)		(2.70)		—		(2.88)		0.00			19.51	23.2		33,016	2.25	2.25	0.03	49
12/31/2005		15.85		0.00		2.42		2.42		—		—		—		—		0.00			18.27	15.3		33,388	2.55	2.55	(0.02)	45
Class C
12/31/2009
12/31/2008		19.81		0.11		(9.43)		(9.32)		(0.03)		(0.68)		(0.08)		(0.79)		0.00	(h)		9.70	(48.0)		11,010	2.24	2.24	0.73	47
12/31/2007		19.48		0.01		2.97		2.98		(0.25)		(2.40)		—		(2.65)		0.00			19.81	15.5		26,414	2.20	2.20	0.04	47
12/31/2006		18.28		0.00		4.11		4.11		(0.21)		(2.70)		—		(2.91)		0.00			19.48	23.1		23,541	2.25	2.25	0.01	49
12/31/2005		15.86		(0.02)		2.44		2.42		—		—		—		—		0.00			18.28	15.3		19,388	2.56	2.56	(0.11)	45

(a)	A sales charge for Class A and Class C (prior to February 1, 2004) shares, and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(b)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(c)	Had certain expenses not been reduced during the period, if applicable, total return would have been lower.
(d)	The investment adviser and/or administrator agreed to reimburse a portion of the Fund’s expenses and/or reduce its fees during the period. Without this reimbursement/fee reduction, if applicable, expenses would have been higher.
(e)	Amount rounds to less than $0.01 per share, if applicable.
(f)	Computed on an annualized basis for periods less than one year, if applicable.
(g)	For the period September 29, 2008 (commencement of operations) through December 31, 2008.
(h)	Effective June 2, 2008, redemption fees were eliminated.

88

FINANCIAL PERFORMANCE

For a share outstanding throughout each period.

	Net asset value, beginning of the period		Income (Loss) from Investment Operations:							Less Distributions:											Ratios to Average Net Assets:
			Net investment income (loss)(b)		Net realized and unrealized gain (loss)			Total from investment operations		Dividends from net investment income		Distributions from net realized capital gains		Total distributions		Net asset value, end of the period		Total return (%)(a),(d)	Net assets, end of the period (000’s)		Net expenses (%)(c),(f)		Gross expenses (%)(f)		Net investment income (loss)(%)(f)	Portfolio turnover rate(%)
HARRIS ASSOCIATES LARGE CAP VALUE FUND
Class A
12/31/2009	$		$		$			$		$		$		$		$			$
12/31/2008		14.97		0.13		(6.20)			(6.07)		(0.13)		—		(0.13)		8.77	(40.5)		85,761	1.28		1.28		1.04	38
12/31/2007		15.49		0.05		(0.48	)(h)		(0.43)		(0.09)		—		(0.09)		14.97	(2.9)		172,468	1.28	(e),(g)	1.28	(e)	0.35	30
12/31/2006		13.33		0.06		2.13			2.19		(0.03)		—		(0.03)		15.49	16.5		195,714	1.30		1.30		0.44	23
12/31/2005		13.37		0.05		(0.08)			(0.03)		(0.01)		—		(0.01)		13.33	(0.2)		188,763	1.30		1.46		0.40	39
Class B
12/31/2009
12/31/2008		13.84		0.03		(5.70)			(5.67)		(0.01)		—		(0.01)		8.16	(40.9)		8,191	2.03		2.04		0.25	38
12/31/2007		14.39		(0.06)		(0.45	)(h)		(0.51)		(0.04)		—		(0.04)		13.84	(3.7)		23,916	2.04	(e),(g)	2.04	(e)	(0.44)	30
12/31/2006		12.48		(0.04)		1.98			1.94		(0.03)		—		(0.03)		14.39	15.6		42,894	2.05		2.07		(0.33)	23
12/31/2005		12.62		(0.04)		(0.09)			(0.13)		(0.01)		—		(0.01)		12.48	(1.0)		59,035	2.05		2.21		(0.35)	39
Class C
12/31/2009
12/31/2008		13.82		0.03		(5.69)			(5.66)		(0.03)		—		(0.03)		8.13	(40.9)		6,222	2.03		2.03		0.26	38
12/31/2007		14.37		(0.06)		(0.45	)(h)		(0.51)		(0.04)		—		(0.04)		13.82	(3.7)		15,616	2.04	(e),(g)	2.04	(e)	(0.41)	30
12/31/2006		12.46		(0.04)		1.98			1.94		(0.03)		—		(0.03)		14.37	15.6		18,089	2.05		2.06		(0.32)	23
12/31/2005		12.60		(0.04)		(0.09)			(0.13)		(0.01)		—		(0.01)		12.46	(1.0)		20,308	2.05		2.21		(0.35)	39

(a)	A sales charge for Class A and Class C (prior to February 1, 2004) shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(b)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(c)	The investment adviser and/or administrator agreed to reimburse a portion of the Fund’s expenses and/or reduce its fees during the period. Without this reimbursement/fee reduction, if applicable, expenses would have been higher.
(d)	Had certain expenses not been reduced during the period, if applicable, total return would have been lower.
(e)	Includes fee/expense recovery of 0.00%, 0.02% and 0.01% for Class A, B and C, respectively.
(f)	Computed on an annualized basis for periods less than one year, if applicable.
(g)	Effect of voluntary waiver of expenses by adviser was less than 0.005% .
(h)	Includes a litigation payment of $0.02 per share.
(i)	Includes a special dividend of $0.02 per share for which the source of the dividend has not been determined by the issuer.

89

FINANCIAL PERFORMANCE

For a share outstanding throughout each period.

			Income (Loss) from Investment Operations:						Less Distributions:											Ratios to Average Net Assets:
	Net asset value, beginning of the period		Net investment income(b)		Net realized and unrealized gain (loss)		Total from investment operations		Dividends from net investment income		Distributions from net realized capital gains		Total distributions		Net asset value, end of the period		Total return (%)(a),(d)	Net assets, end of the period (000’s)		Net expenses (%)(c),(e)		Gross expenses (%)(e)		Net investment income (%)(e)	Fund turnover rate(%)
Natixis Income Diversified Portfolio
Class A
12/31/2009	$		$		$		$		$		$		$		$			$
12/31/2008		10.26		0.47		(2.96)		(2.49)		(0.49)		(0.10)		(0.59)		7.18	(25.3)		31,709	1.09		1.10		5.10	23
12/31/2007		11.15		0.41		(0.71)		(0.30)		(0.45)		(0.14)		(0.59)		10.26	(2.8)		54,733	1.08	(g)	1.09	(g)	3.76	50
12/31/2006		10.07		0.29		1.12		1.41		(0.32)		(0.01)		(0.33)		11.15	14.2		37,117	1.25		1.30		2.72	52
12/31/2005(f)		10.00		0.04		0.08		0.12		(0.05)		—		(0.05)		10.07	1.2		5,074	1.25		9.57		3.61	2
Class C
12/31/2009
12/31/2008		10.24		0.40		(2.95)		(2.55)		(0.42)		(0.10)		(0.52)		7.17	(25.8)		30,336	1.84		1.84		4.30	23
12/31/2007		11.12		0.33		(0.70)		(0.37)		(0.37)		(0.14)		(0.51)		10.24	(3.5)		70,179	1.83	(g)	1.84	(g)	3.00	50
12/31/2006		10.07		0.22		1.09		1.31		(0.25)		(0.01)		(0.26)		11.12	13.3		49,027	2.00		2.05		2.02	52
12/31/2005(f)		10.00		0.04		0.07		0.11		(0.04)		—		(0.04)		10.07	1.1		39	2.00		10.31		3.25	2

(a)	A sales charge for Class A shares and a contingent deferred sales charge for Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(b)	Per share net investment income has been calculated using the average shares outstanding during the period.
(c)	The investment adviser and/or administrator has agreed to reimburse a portion of the Fund’s expenses and/or reduce its fees during the period. Without this reimbursement/fee reduction, if applicable, expenses would have been higher.
(d)	Had certain expenses not been reduced during the period, if applicable, total return would have been lower.
(e)	Computed on an annualized basis for periods less than one year, if applicable.
(f)	For the period November 17, 2005 (commencement of operations) through December 31, 2005.
(g)	Includes fee/expense recovery of 0.01%.

90

FINANCIAL PERFORMANCE

For a share outstanding throughout each period.

			Income (Loss) from Investment Operations:							Less Distributions:											Ratios to Average Net Assets:
	Net asset value, beginning of the period		Net investment income (loss)(b)			Net realized and unrealized gain (loss)		Total from investment operations		Dividends from net investment income		Distributions from net realized capital gains		Total distributions		Net asset value, end of the period		Total return (%)(a),(d)	Net assets, end of the period (000’s)		Net expenses (%)(c),(f)	Gross expenses (%)(f)	Net investment income (loss)(%)(f)	Portfolio turnover rate(%)
NATIXIS U.S. DIVERSIFIED PORTFOLIO
Class A
12/31/2009	$		$			$		$		$		$		$		$			$
12/31/2008		25.76		0.02	(i)		(10.20)		(10.18)		—		(0.42)		(0.42)		15.16	(40.1)		228,549	1.43	1.43	0.08	110
12/31/2007		22.94		(0.06)			3.19		3.13		—		(0.31)		(0.31)		25.76	13.7		407,228	1.47	1.47	(0.24)	82
12/31/2006		20.17		0.04			2.73		2.77		—		—		—		22.94	13.7		393,430	1.46	1.46	0.17	83
12/31/2005		18.75		(0.11)			1.53		1.42		—		—		—		20.17	7.6		386,084	1.73	1.73	(0.57)	97
Class B
12/31/2009
12/31/2008		22.63		(0.13	)(i)		(8.89)		(9.02)		—		(0.42)		(0.42)		13.19	(40.5)		40,868	2.18	2.19	(0.70)	110
12/31/2007		20.33		(0.22)			2.83		2.61		—		(0.31)		(0.31)		22.63	12.8		119,028	2.21	2.21	(1.00)	82
12/31/2006		18.01		(0.11)			2.43		2.32		—		—		—		20.33	12.9		147,819	2.22	2.22	(0.60)	83
12/31/2005		16.87		(0.22)			1.36		1.14		—		—		—		18.01	6.8		174,745	2.48	2.48	(1.32)	97
Class C
12/31/2009
12/31/2008		22.65		(0.13	)(i)		(8.91)		(9.04)		—		(0.42)		(0.42)		13.19	(40.5)		24,079	2.18	2.18	(0.68)	110
12/31/2007		20.36		(0.22)			2.82		2.60		—		(0.31)		(0.31)		22.65	12.8		47,239	2.22	2.22	(0.99)	82
12/31/2006		18.03		(0.11)			2.44		2.33		—		—		—		20.36	12.9		46,064	2.22	2.22	(0.59)	83
12/31/2005		16.89		(0.22)			1.36		1.14		—		—		—		18.03	6.8		48,262	2.48	2.48	(1.32)	97

(a)	A sales charge for Class A and Class C (prior to February 1, 2004) shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(b)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(c)	The investment adviser and/or administrator agreed to reimburse a portion of the Fund’s expenses and/or reduce its fees during the period. Without this reimbursement/fee reduction, if applicable, expenses would have been higher.
(d)	Had certain expenses not been reduced during the period, if applicable, total return would have been lower.
(e)	Includes fee/expense recovery of 0.00%, 0.02% and 0.01% for Class A, B and C, respectively.
(f)	Computed on an annualized basis for periods less than one year, if applicable.
(g)	Effect of voluntary waiver of expenses by adviser was less than 0.005%.
(h)	Includes a litigation payment of $0.02 per share.
(i)	Includes a special dividend of $0.02 per share for which the source of the dividend has not been determined by the issuer.

91

FINANCIAL PERFORMANCE

For a share outstanding throughout each period.

			Income (Loss) from Investment Operations:						Less Distributions:														Ratios to Average Net Assets:
	Net asset value, beginning of the period		Net investment income (loss)(b)		Net realized and unrealized gain (loss)		Total from investment operations		Dividends from net investment income		Distributions from net realized capital gains		Total distributions		Redemption fees(c)			Net asset value, end of the period		Total return (%)(a),(e)	Net assets, end of the period (000’s)		Net expenses (%)(d),(f)	Gross expenses (%)(f)	Net investment income (loss)(%)(f)	Portfolio turnover rate(%)
VAUGHAN NELSON SMALL CAP VALUE FUND
Class A
12/31/2009	$		$		$		$		$		$		$		$			$			$
12/31/2008		22.11		0.03		(4.69)		(4.66)		—		(0.03)		(0.03)		0.00	(h)		17.42	(21.1)		171,875	1.45	1.51	0.13	124
12/31/2007		20.90		(0.02)		1.23		1.21		—		—		—		0.00			22.11	5.8		103,719	1.49	1.57	(0.11)	78
12/31/2006		17.69		(0.05)		3.26		3.21		—		—		—		0.00			20.90	18.1		85,285	1.59	1.59	(0.28)	88
12/31/2005		16.07		(0.08)		1.70		1.62		—		—		—		0.00			17.69	10.1		58,963	1.92	1.92	(0.47)	80
Class B
12/31/2009
12/31/2008		20.15		(0.14)		(4.22)		(4.36)		—		(0.03)		(0.03)		0.00	(h)		15.76	(21.7)		11,788	2.20	2.26	(0.78)	124
12/31/2007		19.19		(0.17)		1.13		0.96		—		—		—		0.00			20.15	5.1		25,076	2.24	2.31	(0.84)	78
12/31/2006		16.36		(0.20)		3.03		2.83		—		—		—		0.00			19.19	17.2		32,606	2.37	2.37	(1.10)	88
12/31/2005		14.97		(0.19)		1.58		1.39		—		—		—		0.00			16.36	9.3		38,732	2.66	2.66	(1.24)	80
Class C
12/31/2009
12/31/2008		20.16		(0.13)		(4.24)		(4.37)		—		(0.03)		(0.03)		0.00	(h)		15.76	(21.7)		21,861	2.20	2.26	(0.68)	124
12/31/2007		19.19		(0.17)		1.14		0.97		—		—		—		0.00			20.16	5.1		21,765	2.24	2.32	(0.85)	78
12/31/2006		16.37		(0.19)		3.01		2.82		—		—		—		0.00			19.19	17.2		18,186	2.35	2.35	(1.04)	88
12/31/2005		14.98		(0.19)		1.58		1.39		—		—		—		0.00			16.37	9.3		13,667	2.67	2.67	(1.23)	80

(a)	A sales charge for Class A and Class C (prior to February 1, 2004) shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(b)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(c)	Amount rounds to less than $0.01 per share, if applicable.
(d)	The investment adviser and/or administrator agreed to reimburse a portion of the Fund’s expenses and/or reduce its fees during the period. Without this reimbursement/fee reduction, if applicable, expenses would have been higher.
(e)	Had certain expenses not been reduced during the period, if applicable, total return would have been lower.
(f)	Computed on an annualized basis for periods less than one year, if applicable.
(g)	For the period October 31, 2008 (commencement of operations) through December 31, 2008.
(h)	Effective June 2, 2008, redemption fees were eliminated.

92

FINANCIAL PERFORMANCE

For a share outstanding throughout each period.

			Income (Loss) from Investment Operations:						Less Distributions:													Ratios to Average Net Assets:
	Net asset value, beginning of the period		Net investment income (loss)(b)		Net realized and unrealized gain (loss)		Total from investment operations		Dividends from net investment income		Distributions from net realized capital gains		Total distributions		Redemption fees(c)		Net asset value, end of the period		Total return (%)(a),(e)	Net assets, end of the period (000’s)		Net expenses (%)(d),(f)	Gross expenses (%)(f)	Net investment income (loss)(%)(f)	Portfolio turnover rate(%)
VAUGHAN NELSON VALUE OPPORTUNITY FUND
Class A
12/31/2009	$		$		$		$		$		$		$		$		$			$
12/31/2008(g)		10.00		0.03		(0.41)		(0.38)		(0.02)		—		(0.02)		—		9.60	(3.8)		16	1.40	39.61	1.92	12
Class C
12/31/2009
12/31/2008(g)		10.00		0.02		(0.41)		(0.39)		(0.02)		—		(0.02)		—		9.59	(3.9)		41	2.15	40.36	1.62	12

(a)	A sales charge for Class A and Class C (prior to February 1, 2004) shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(b)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(c)	Amount rounds to less than $0.01 per share, if applicable.
(d)	The investment adviser and/or administrator agreed to reimburse a portion of the Fund’s expenses and/or reduce its fees during the period. Without this reimbursement/fee reduction, if applicable, expenses would have been higher.
(e)	Had certain expenses not been reduced during the period, if applicable, total return would have been lower.
(f)	Computed on an annualized basis for periods less than one year, if applicable.
(g)	For the period October 31, 2008 (commencement of operations) through December 31, 2008.
(h)	Effective June 2, 2008, redemption fees were eliminated.

93

Glossary of Terms

American Depositary Receipts (ADRs) — Instruments issued by U.S. banks that represent an interest in equity securities held by arrangement with the bank. These instruments can be either “sponsored” or “unsponsored.” Sponsored depositary receipts are issued by banks in cooperation with the issuer of the underlying equity securities. Unsponsored depositary receipts are arranged without involvement by the issuer of the underlying equity securities.

Bid price — The price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

Bottom-up approach — The analysis of potential performance of individual stocks before considering the impact of economic trends. Such companies may be identified from research reports, stock screens or personal knowledge of the products and services.

Capital gain distributions — Payments to a fund’s shareholders of net profits earned from selling securities in a fund’s portfolio. Capital gain distributions are usually paid once a year.

Credit rating — Independent evaluation of a bond’s creditworthiness. This measurement is usually calculated through an index compiled by companies such as Standard & Poor’s Ratings Group, Inc. (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”), or Fitch Investors Services, Inc. (“Fitch”). Bonds with a credit rating of BBB or higher by S&P or Fitch, or Baa or higher by Moody’s, are generally considered investment-grade.

Debt-to-Total Capital Ratio — Total debt (current and long-term) divided by total capital (debt and equity). This ratio provides information regarding the extent of a company’s reliance on debt financing. A high ratio indicates a high degree of financial leverage and a high degree of risk.

Derivative — A financial instrument whose value and performance are based on the value and performance of another security or financial instrument.

Discounted price — The difference between a bond’s current market price and its face or redemption value.

Diversification — The strategy of investing in a wide range of securities representing different market sectors to reduce the risk if an individual company or one sector suffers losses.

Dividend yield — The current or estimated annual dividend divided by the market price per share of a security.

Duration — An estimate of how much a bond’s price fluctuates with changes in comparable interest rates.

Earnings growth — A pattern of increasing rates of growth in earnings per share from one period to another, which usually causes a stock’s price to rise.

European Depositary Receipts (EDRs) — Instruments issued by European banks that represent an interest in equity securities held by arrangement with the bank. Sponsored depositary receipts are issued by banks in cooperation with the issuer of the underlying equity securities. Unsponsored depositary receipts are arranged without involvement by the issuer of the underlying equity securities.

FFO Multiple — The price per share of a REIT divided by its Funds from Operations (FFO). The FFO of a REIT is the measure of its operating performance showing its net income plus depreciation of real estate and excluding gains or losses from sales of property or debt restructuring.

Fundamental analysis — An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysis considers records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company’s success or failure. By appraising a company’s prospects, analysts using such an approach assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.

Global Depositary Receipts (GDRs) — Instruments issued by companies and offered in many markets around the world that represent an interest in equity securities held by arrangement with the bank. Sponsored depositary receipts are issued by banks in cooperation with the issuer of the underlying equity securities. Unsponsored depositary receipts are arranged without involvement by the issuer of the underlying equity securities.

Growth investing — An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than “value” investing.

Income distributions — Payments to a fund’s shareholders resulting from the net interest or dividend income earned by a fund’s portfolio.

Inflation — A general increase in prices coinciding with a fall in the real value of money, as measured by the Consumer Price Index.

Interest rate — Rate of interest charged for the use of money, usually expressed at an annual rate.

94

GLOSSARY OF TERMS

Market capitalization — Market price multiplied by number of shares outstanding. Whether a company is considered a “large,” “medium” or “small” capitalization company for any particular fund will depend upon the company’s market capitalization at the time of measurement and the index being used and/or the guidelines used by the portfolio manager.

Maturity — The final date on which the payment of a debt instrument (e.g., bonds, notes, repurchase agreements) becomes due and payable. Short-term bonds generally have maturities of up to 5 years; intermediate-term bonds between 5 and 15 years; and long-term bonds over 15 years.

Net assets — A fund’s assets minus its liabilities. With respect to the funds that have a policy to invest 80% of their net assets in particular kinds of securities, “net assets” as used in such policies means net assets plus borrowings made for investment purposes.

Net asset value (NAV) per share — The market value of one share of a fund on any given day without taking into account any front-end sales charge or CDSC. It is determined by dividing a fund’s total net assets by the number of shares outstanding.

Price-to-book ratio — Current market price of a stock divided by its book value. Some firms use the inverse ratio for this calculation (i.e., book-to-price ratio).

Price-to-earnings ratio — Current market price of a stock divided by its earnings per share. Also known as the “multiple,” the price-to-earnings ratio gives investors an idea of how much they are paying for a company’s earning power and is a useful tool for evaluating the costs of different securities. The ratio may be calculated using “trailing” earnings or estimates of future (or “forward”) earnings. Some firms use the inverse ratio for this calculation (i.e., earnings-to-price ratio).

Qualitative analysis — An analysis of the qualities possessed by a company, including its management, products and competitive positions, to help determine if the company can execute its strategies.

Return on equity — The amount, expressed as a percentage, earned on a company’s common stock investment for a given period. It is calculated by dividing common stock equity (net worth) at the beginning of the accounting period into net income for the period after preferred stock dividends but before common stock dividends. This tells common shareholders how effectively their money is being employed.

Rule 144A securities — Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless a manager has determined, under guidelines established by a fund’s trustees, that a particular issue of Rule 144A securities is liquid.

Target price — Price that an investor is hoping a stock he or she has just bought will rise to within a specified period of time. An investor may buy XYZ at $20, with a target price of $40 in one year’s time, for instance.

Technical analysis — The research into the demand and supply for securities, options, mutual funds and commodities based on trading volume and price studies. Technical analysis uses charts or computer programs to identify and project price trends in a market, security, mutual fund or futures contract.

Top-down approach — The method in which an investor first looks at trends in the general economy, next selects industries and then companies that the investor believes should benefit from those trends.

Total return — The change in value of an investment in a fund over a specific time period expressed as a percentage. Total returns assume all distributions are reinvested in additional shares of a fund.

Value investing — A relatively conservative investment approach that focuses on companies that may be temporarily out of favor or whose earnings or assets are not fully reflected in their stock prices. Value stocks will tend to have a lower price-to-earnings ratio than growth stocks.

Volatility — The general variability of a fund’s value resulting from price fluctuations of its investments. In most cases, the more diversified a fund is, the less volatile it will be.

Yield — The rate at which a fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

Yield-to-maturity — The concept used to determine the rate of return an investor will receive if a long-term, interest-bearing investment, such as a bond, is held to its maturity date. It takes into account purchase price, redemption value, time to maturity, coupon yield (the interest rate on a debt security the issuer promises to pay to the holder until maturity, expressed as an annual percentage of face value) and the time between interest payments.

95

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If you would like more information about the Funds, the following documents are available free upon request:

Annual and Semiannual Reports—Provide additional information about each Fund’s investments. Each report includes a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI)—Provides more detailed information about the Funds and their investment limitations and policies. Each SAI has been filed with the SEC and is incorporated into this Prospectus by reference.

For a free copy of the Funds’ annual or semiannual report or their SAIs, to request other information about the Funds, and to make shareholder inquiries generally, contact your financial representative, visit the Funds website at www.funds.natixis.com or call the Fund at 800-225-5478.

Important Notice Regarding Delivery of Shareholder Documents:

In our continuing effort to reduce your fund’s expenses and the amount of mail that you receive from us, we will combine mailings of prospectuses, annual or semiannual reports and proxy statements to your household. If more than one family member in your household owns the same fund or funds described in a single prospectus, report or proxy statement, you will receive one mailing unless you request otherwise. Additional copies of our prospectuses, reports or proxy statements may be obtained at any time by calling 800-225-5478. If you are currently receiving multiple mailings to your household and would like to receive only one mailing or if you wish to receive separate mailings for each member of your household in the future, please call us at the telephone number listed above and we will resume separate mailings within 30 days of your request.

Your financial representative or Natixis Funds will also be happy to answer your questions or to provide any additional information that you may require.

Information about the Funds, including their respective reports and SAI, can be reviewed and copied at the Public Reference Room of the SEC in Washington, D.C. Text-only copies of the Funds’ reports and SAI are available free from the EDGAR Database on the SEC’s Internet site at: www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090.

Portfolio Holdings—A description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ SAI.

Investment Company Act File No. 811-04323

Investment Company Act File No. 811-00242

Investment Company Act File No. 811-09945

                            XS51-0510

Prospectus | May 1, 2010	Class Y

Class Y
AEW Real Estate Fund	NRFYX
AEW Capital Management, L.P.

CGM Advisor Targeted Equity Fund	NEGYX
Capital Growth Management Limited Partnership

Hansberger International Fund
Hansberger Global Investors, Inc.

Harris Associates Large Cap Value Fund	NEOYX
Harris Associates L.P.

Natixis U.S. Diversified Portfolio	NESYX
BlackRock Investment Management, LLC
Harris Associates L.P.
Loomis, Sayles & Company, L.P.

Vaughan Nelson Small Cap Value Fund	NEJYX
Vaughan Nelson Investment Management, L.P.

Vaughan Nelson Value Opportunity Fund	VNVYX
Vaughan Nelson Investment Management, L.P.

The Securities and Exchange Commission has not approved or disapproved any Fund’s shares or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a crime.

For general information on the Funds or any of their services and for assistance in opening an account, contact your financial representative or call Natixis Funds.

Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579 — 800-225-5478 — www.funds.natixis.com

Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

FUND SUMMARY

AEW Real Estate Fund

Investment Goal

The Fund seeks to provide investors with above-average income and long-term growth of capital.

Fund Fees & Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Redemption fees	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class Y
Management fees	0.80%
Other expenses	___	%
Total annual fund operating expenses	___	%
Fee reduction and/or expense reimbursement[1]	___	%
Total annual fund operating expenses after fee reduction and/or expense reimbursement	___	%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the examples are based on Total Annual Fund Operating Expenses After Fee Reduction and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class Y
1 year	$	___
3 years	$	___
5 years	$	___
10 years	$	___

1	AEW has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.25% of the Fund’s average daily net assets for Class Y shares exclusive of certain expenses such as brokerage expenses, interest expense, taxes and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2011 and may be terminated only with the consent of the Fund’s Board of Trustees. The Fund’s investment adviser will be permitted to recover, on a class by class basis, management fees reduced and/or expenses reimbursed to the extent that expenses in later periods fall below 1.25% of the Fund’s average daily net assets for Class Y shares. The Fund will not be obligated to repay any such reduced fees and expenses more than one year after the end of the fiscal year in which the fee/expense was reduced.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

1

FUND SUMMARY

Investments, Risks and Performance

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in securities of real estate investment trusts (“REITs”) and/or real estate-related companies. REITs are generally dedicated to owning, and usually operating, income-producing real estate, or dedicated to financing real estate. The Fund primarily invests in equity REITs, which own or lease real estate and derive their income primarily from rental income. Real estate-related companies are those companies whose principal activity involves the development, ownership, construction, management or sale of real estate; companies with significant real estate holdings; and companies that provide products or services related to the real estate industry.

The adviser employs a value-oriented investment strategy designed to identify securities that are priced below what it believes is their intrinsic value.

When selecting investments for the Fund, AEW generally considers the following factors that it believes help to identify those companies whose shares represent the greatest value and price appreciation potential:

Valuation: AEW has developed a proprietary model to assess the relative value of each stock in the Fund’s investment universe. This model is designed to estimate what an issuer’s anticipated cash flows are worth to a stock investor (a capital markets value) and to a direct real estate investor (a real estate value). The model helps AEW to identify stocks that it believes trade at discounts to either or both of these model values relative to similar stocks. AEW will generally sell a security once it is considered overvalued or when AEW believes that there is greater relative value in other securities in the Fund’s investment universe.

Price: AEW examines the historic pricing of each company in the Fund’s universe of potential investments. Those stocks that have underperformed in price, either in absolute terms or relative to the Fund’s investment universe in general, are typically of greater interest, provided AEW can identify and disagree with the sentiment that caused the underperformance.

Income: AEW further evaluates companies and REITs by analyzing their dividend yields as well as other factors that influence the sustainability and growth of dividends. These factors include cash flow, leverage and payout ratios.

Catalysts: When evaluating a security, AEW also seeks to identify potential catalysts that, in its opinion, could cause the marketplace to re-value the security upwards in the near term. These catalysts can be macro-economic, market-driven or company-specific in nature.

Principal Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Rule 144A securities may be less liquid than other equity securities. Equity securities may include common stocks, preferred stocks, warrants, securities convertible into common and preferred stocks and other equity-like interests in an entity. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the adviser’s assessment of the prospects for a company’s growth is wrong, or if the adviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the adviser has placed on it. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds and preferred stock generally take precedence over the claims of those who own common stock.

Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions.

Real Estate Risk: Because the Fund concentrates its investments in REITs and the real estate industry, the Fund’s performance will be dependent in part on the performance of the real estate market and the real estate industry in general. Investments in the real estate industry including REITs are particularly sensitive to economic downturns and are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting

2

FUND SUMMARY

zoning, land use and rents and the management skill and creditworthiness of the issuer. Many REITs are heavily leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Small-cap companies risk: Companies in the real estate industry, including REITs, in which the Fund may invest may have relatively small market capitalizations. Small-cap companies tend to have more limited markets and resources than companies with larger market capitalizations. Consequently, share prices of small-cap companies can be more volatile than, and perform differently from, larger capitalization company stocks. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small-cap companies.

Risk/Return Bar Chart and Table

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year and life-of-fund periods compare to those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.funds.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

The Fund’s Class Y shares total return year-to-date as of [March 31, 2010] was [    ]%.

The table below shows how the Fund’s average annual total returns (before and after taxes) for the one-year, five-year and life-of-fund periods compare to those of the MSCI US REIT Index, an unmanaged index of the most actively traded REITs, designed to measure real estate equity performance. The Fund’s total returns reflect the expenses of the Fund’s Class Y shares.

Average Annual Total Returns (for the periods ended December 31, 2009)	Past 1 Year		Past 5 Years		Life of Fund (08/31/00)
AEW Real Estate Fund
Class Y – Return Before Taxes	____	%	____	%	____	%
Return After Taxes on Distributions	____	%	____	%	____	%
Return After Taxes on Distributions & Sales of Fund Shares	____	%	____	%	____	%
MSCI US REIT Index	____	%	____	%	____	%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

Management

Investment Adviser

AEW Capital Management, L.P. (“AEW”)

3

FUND SUMMARY

Portfolio Manager

Matthew A. Troxell, CFA, Managing Director of AEW, has served as portfolio manager of the AEW Real Estate Fund since December 2000.

Purchase and Sale of Fund Shares

Class Y shares of the Fund may be purchased by the following entities at the following investment minimums.

A minimum initial investment of $100,000 and the minimum subsequent investment of $100 for:

•	Other mutual funds, endowments, foundations, bank trust departments or trust companies.

There is no initial or subsequent investment minimum for:

•

Wrap Fee Programs of certain broker-dealers, the Advisers or the Distributor. Such wrap fee programs may be subject to additional or different conditions, including a wrap account fee. Each broker-dealer is responsible for transmitting to its customer a schedule of fees and other information regarding any such conditions.

•	Retirement Plans such as 401(a), 401(k) or 457 plans.

•	Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund as set forth above.

•	Registered Investment Advisers investing on behalf of clients in exchange for an advisory, management or consulting fee.

Due to operational limitations at your financial intermediary, certain wrap fee programs, retirement plans, individual retirement accounts and accounts of registered investment advisers may be subject to the investment minimums described above. Please consult your financial representative for more information.

At the discretion of Natixis Asset Management Advisors, L.P. (“Natixis Advisors”), clients of Natixis Advisors and its affiliates may purchase Class Y shares of the Fund below the stated minimums.

Additionally, the following accounts may purchase Class Y shares with no initial or subsequent investment minimum:

•	Insurance Company Accounts of New England Financial, Metropolitan Life Insurance Company (“MetLife”) or their affiliates.

•	Deferred Compensation Plan Accounts of New England Life Insurance Company (“NELICO”), MetLife or their affiliates (“Deferred Compensation Accounts”).

•	Separate Accounts of New England Financial, MetLife or their affiliates.

The Fund’s shares are available for sale through your investment dealer, directly from the Fund by writing to the Funds at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire or through the Automated Clearing House system. The Fund’s shares are redeemable on any business day through your investment dealer, directly from the Fund by writing to the Funds at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, through the Automated Clearing House system, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan.

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gain unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Distributions by the Fund to retirement plans and other investors that qualify for tax-exempt treatment under U.S. federal income tax law generally will not be taxable, although distributions by retirement plans to their participants may be taxable.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4

FUND SUMMARY

CGM Advisor Targeted Equity Fund

Investment Goal

The Fund seeks long-term growth of capital through investment in equity securities of companies whose earnings are expected to grow at a faster rate than that of the overall United States economy.

Fund Fees & Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Redemption fees	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class Y
Management fees	0.69%
Other expenses	___	%
Total annual fund operating expenses	___	%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class Y
1 year	$	___
3 years	$	___
5 years	$	___
10 years	$	___

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 170% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in equity investments. The Fund will generally invest in a focused portfolio of common stocks of large-capitalization companies that the Fund’s adviser, Capital Growth Management Limited Partnership (“CGM”), expects will grow at a faster rate than that of the overall United States economy. When CGM believes that market conditions warrant, however, CGM may select stocks based upon overall economic factors, such as the general economic outlook, the level and direction of interest rates and potential impact of inflation. The Fund will not invest in small-capitalization companies.

5

FUND SUMMARY

In general, CGM seeks companies with the following characteristics, although not all of the companies selected will have these attributes:

•	Well-established, with records of above-average growth

•	Promise of maintaining their leadership positions in their respective industries

•	Likely to benefit from internal revitalization or innovations, changes in consumer demand or basic economic forces

Rather than following a particular style, CGM employs a flexible approach and seeks to take advantage of opportunities as they arise. In making an investment decision, CGM generally employs the following methods:

•	It uses a top-down approach, meaning that it analyzes the overall economic factors that may affect a potential investment.

•

CGM then conducts a thorough analysis of certain industries and companies, evaluating the fundamentals of each on a case-by-case basis and focusing on companies that it determines are attractively valued.

•	CGM’s ultimate decision to purchase a security results from a thorough assessment of all of the information that CGM deems to be relevant at the time of investment.

•	CGM will sell a stock if it determines that its investment expectations are not being met, if better opportunities are identified or if its price objective has been attained.

The Fund may also:

•	Invest a significant portion of its assets in a single industry sector.

•	Invest in foreign securities, including those of emerging markets.

•	Invest in other investment companies, to the extent permitted by the Investment Company Act of 1940 (the “1940 Act”).

•	Invest in REITs

Principal Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Emerging Markets Risk: Investing in emerging markets companies, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in companies in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.

Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Rule 144A securities may be less liquid than other equity securities. Equity securities may include common stocks, preferred stocks, warrants, securities convertible into common and preferred stocks and other equity-like interests in an entity. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the adviser’s assessment of the prospects for a company’s growth is wrong, or if the adviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the adviser has placed on it. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds and preferred stock generally take precedence over the claims of those who own common stock.

Focused Investment Risk: Because the Fund may invest in a small number of industries or securities, it may have more risk because the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund’s net asset value.

Foreign Securities Risk: The Fund’s investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Investments in Other Investment Companies Risk: The Fund will indirectly bear the management, service and other fees of the other investment companies in which it invests in addition to its own expenses.

Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions.

6

FUND SUMMARY

REITs Risk: Investments in the real estate industry, including REITs, are particularly sensitive to economic downturns and are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents and the management skill and creditworthiness of the issuer. Many REITs are heavily leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Risk/Return Bar Chart and Table

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year and ten-year periods compare to those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.funds.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

The table below shows how the Fund’s average annual total returns (before and after taxes) for the one-year, five-year and ten-year periods compare to those of the Standard and Poor’s 500 Index (“S&P 500 Index”), an unmanaged index of U.S. common stocks. The Fund’s total returns reflect the expenses of the Fund’s Class Y shares.

Average Annual Total Returns (for the periods ended December 31, 2009)	Past 1 Year		Past 5 Years		Past 10 Years
CGM Advisor Targeted Equity Fund
Class Y – Return Before Taxes	____	%	____	%	____	%
Return After Taxes on Distributions	____	%	____	%	____	%
Return After Taxes on Distributions & Sales of Fund Shares	____	%	____	%	____	%
S&P 500 Index	____	%	____	%	____	%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

Management

Investment Adviser

Capital Growth Management Limited Partnership (“CGM”)

Portfolio Manager

G. Kenneth Heebner, CFA, senior portfolio manager of CGM, has served as portfolio manager of the CGM Advisor Targeted Equity Fund since 1976.

7

FUND SUMMARY

Purchase and Sale of Fund Shares

Class Y shares of the Fund may be purchased by the following entities at the following investment minimums.

A minimum initial investment of $100,000 and the minimum subsequent investment of $100 for:

•	Other mutual funds, endowments, foundations, bank trust departments or trust companies.

There is no initial or subsequent investment minimum for:

•

Wrap Fee Programs of certain broker-dealers, the Advisers or the Distributor. Such wrap fee programs may be subject to additional or different conditions, including a wrap account fee. Each broker-dealer is responsible for transmitting to its customer a schedule of fees and other information regarding any such conditions.

•	Retirement Plans such as 401(a), 401(k) or 457 plans.

•	Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund as set forth above.

•	Registered Investment Advisers investing on behalf of clients in exchange for an advisory, management or consulting fee.

Due to operational limitations at your financial intermediary, certain wrap fee programs, retirement plans, individual retirement accounts and accounts of registered investment advisers may be subject to the investment minimums described above. Please consult your financial representative for more information.

At the discretion of Natixis Asset Management Advisors, L.P. (“Natixis Advisors”), clients of Natixis Advisors and its affiliates may purchase Class Y shares of the Fund below the stated minimums.

Additionally, the following accounts may purchase Class Y shares with no initial or subsequent investment minimum:

•	Insurance Company Accounts of New England Financial, Metropolitan Life Insurance Company (“MetLife”) or their affiliates.

•	Deferred Compensation Plan Accounts of New England Life Insurance Company (“NELICO”), MetLife or their affiliates (“Deferred Compensation Accounts”).

•	Separate Accounts of New England Financial, MetLife or their affiliates.

The Fund’s shares are available for sale through your investment dealer, directly from the Fund by writing to the Funds at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire or through the Automated Clearing House system. The Fund’s shares are redeemable on any business day through your investment dealer, directly from the Fund by writing to the Funds at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, through the Automated Clearing House system, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan.

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gain unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Distributions by the Fund to retirement plans and other investors that qualify for tax-exempt treatment under U.S. federal income tax law generally will not be taxable, although distributions by retirement plans to their participants may be taxable.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

8

FUND SUMMARY

Hansberger International Fund

Investment Goal

The Fund seeks long-term growth of capital.

Fund Fees & Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Redemption fees	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class Y
Management fees	0.80%
Other expenses	___	%
Total annual fund operating expenses	___	%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class Y
1 year	$	___
3 years	$	___
5 years	$	___
10 years	$	___

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

The Fund seeks to attain its goal by investing substantially all of its assets in equity securities. The Fund is an international mutual fund, which means that it seeks to invest a significant portion of its net assets in equity securities of companies located outside the United States. The Fund invests in small-, mid-, and large-capitalization companies and expects to invest its assets across developed and emerging markets in Eastern and Western Europe, Asia and the Americas.

The Fund may also:

•	Invest in convertible preferred stock and convertible debt securities.

•	Invest up to 35% of its assets in fixed-income securities, including government bonds as well as lower-quality debt securities.

9

FUND SUMMARY

Subject to the allocation policy adopted by the Board of Trustees, Natixis Advisors generally allocates capital invested in the Fund equally between its two segments, which are managed by the subadviser as described below. Under the allocation policy, Natixis Advisors may also allocate capital away or towards a segment from time to time.

Growth Segment: In managing this segment, the adviser follows a flexible investment policy that allows it to select those investments it believes are best suited to achieve the Fund’s investment objective over the long-term, using a disciplined, long-term approach to international investing. The growth segment will primarily invest in the equity securities of companies organized or headquartered outside of the United States. This segment will invest in at least three different countries and generally expects to be invested in more than three countries, including countries considered to be emerging market countries. In general, Hansberger seeks companies with the following characteristics, although not all of the companies selected will have these attributes:

•	High secular growth

•	Superior profitability

•	Medium to large capitalizations, although there are no limitations on the size of the companies in which the segment may invest

In making investment decisions, Hansberger generally employs the following methods:

•	Securities are selected on the basis of fundamental company-by-company analysis.

•	In choosing equity investments, Hansberger will typically focus on the market price of a company’s securities relative to its evaluation of the company’s long-term earnings and cash flow potential.

•	In addition, a company’s valuation measures, including but not limited to price-to-earnings ratio and price-to-book ratio, will customarily be considered.

•	Hansberger seeks to control portfolio risk through top-down geographic and sector allocation.

Hansberger generally sells a security in the Growth Segment if its price target is met, the company’s fundamentals change, or if the Fund is fully invested and a better investment opportunity arises.

Value Segment: In managing this segment, Hansberger employs an intensive fundamental approach to selecting stocks. Hansberger seeks to identify stocks with a market value that is believed to be less than a company’s intrinsic value, based on its long-term potential. Hansberger’s investment approach integrates extensive research (both internal and external), proprietary valuation screens, and fundamental analysis of stocks with a long-term investment perspective. This analysis involves evaluating a company’s prospects by focusing on such factors as the quality of a company’s management, the competitive position of a company within its industry, the financial strength of the company, the quality and growth potential of its earnings, and the outlook for the company’s future based on these and other similar factors. Hansberger will also consider other factors in its analysis, including country and political risks, economic and market conditions, the issuer’s structural company and industry specific factors, changes in shareholder orientation (for example, a shift from treating all shareholders fairly to disadvantaging minority shareholders), and the company’s management.

Hansberger expects to typically invest in 70 to 80 stocks (for this segment), across a broad spectrum of market capitalizations. In terms of both industry representation and capitalization, the segment’s holdings may differ significantly from those of the typical international equity fund.

Principal Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment.

Emerging Markets Risk: Investing in emerging markets companies, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in companies in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.

Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Rule 144A securities may be less liquid than other equity securities. Equity securities may include common stocks, preferred stocks, warrants, securities convertible into common and preferred stocks and other equity-like interests in an entity. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the adviser’s assessment of the prospects for a company’s growth is wrong, or if the adviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the adviser has placed on it. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent

10

FUND SUMMARY

favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds and preferred stock generally take precedence over the claims of those who own common stock.

Foreign Securities Risk: The Fund’s investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions.

Risk/Return Bar Chart and Table

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year and ten-year periods compare to those of two broad measures of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.funds.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

Because the Fund did not have Class Y shares outstanding during the periods shown, the returns shown in the bar chart and average annual total returns table below are those of the Fund’s Class A shares, which are not offered through this prospectus. Class Y shares would have had substantially similar returns because they were invested in the same portfolio of securities as Class A shares and would only differ to the extent the classes did not have the same expenses. The Class Y returns may be higher than the returns of Class A shares because Class A shares are subject to sales charges and higher expenses.

The table below shows how the average annual total returns (before and after taxes) for the one-year, five-year and ten-year periods compare to those of the Morgan Stanley Capital International Europe Australasia and Far East Index (“MSCI EAFE Index”), an unmanaged index designed to measure developed market equity performance, excluding the United States and Canada and the Morgan Stanley Capital International All Country World Index ex USA (“MSCI ACWI ex USA”), an unmanaged index designed to measure equity market performance in developed and emerging markets, excluding the United States. The MSCI EAFE Index is the Fund’s primary benchmark. The Fund’s total returns reflect its expenses and the maximum sales charge that you may be required to pay when you buy or redeem the Fund’s shares.

Average Annual Total Returns (for the periods ended December 31, 2009)	Past 1 Year		Past 5 Years		Past 10 Years
Hansberger International Fund
Class Y – Return Before Taxes	____	%	____	%	____	%
Return After Taxes on Distributions	____	%	____	%	____	%
Return After Taxes on Distributions & Sales of Fund Shares	____	%	____	%	____	%
MSCI EAFE Index	____	%	____	%	____	%
MSCI ACWI ex USA	____	%	____	%	____	%

11

FUND SUMMARY

Prior to March 1, 2004, the Fund had multiple subadvisers, including the current subadviser. The performance results shown above for the periods prior to March 1, 2004 reflect results achieved by the previous subadvisers using different investment strategies. The Fund’s performance might have been different had the current subadvisory arrangements and investment strategies been in place for all periods shown.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

Management

Investment Adviser

Natixis Asset Management Advisors, L.P. (“Natixis Advisors”)

Subadviser

Hansberger Global Investors, Inc. (“Hansberger”)

Portfolio Managers

Trevor Graham, CFA, Senior Vice President of Hansberger, has served as co-manager of the international growth segment of the Hansberger International Fund since 2005.

Ronald Holt, CFA, CEO and Co-CIO of Hansberger, has served as co-manager of the international value segment of the Hansberger International Fund since 2003.

Barry A. Lockhart, CFA, Deputy Managing Director - Canada, of Hansberger, has served as co-manager of the international growth segment of the Hansberger International Fund since 2002.

Lauretta (Retz) Reeves, CFA, Co-CIO - Value Team, of Hansberger, has served as co-manager of the international value segment of Hansberger International Fund since 2003.

Patrick H. Tan, Senior Vice President - Research, of Hansberger, has served as co-manager of the international growth segment of Hansberger International Fund since 2002.

Thomas R.H. Tibbles, CFA, CIO Growth Team and Managing Director - Canada, of Hansberger, has served as co-manager of the international growth segment of Hansberger International Fund since 2002.

Purchase and Sale of Fund Shares

Class Y shares of the Fund may be purchased by the following entities at the following investment minimums.

A minimum initial investment of $100,000 and the minimum subsequent investment of $100 for:

•	Other mutual funds, endowments, foundations, bank trust departments or trust companies.

There is no initial or subsequent investment minimum for:

•

Wrap Fee Programs of certain broker-dealers, the Advisers or the Distributor. Such wrap fee programs may be subject to additional or different conditions, including a wrap account fee. Each broker-dealer is responsible for transmitting to its customer a schedule of fees and other information regarding any such conditions.

•	Retirement Plans such as 401(a), 401(k) or 457 plans.

•	Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund as set forth above.

•	Registered Investment Advisers investing on behalf of clients in exchange for an advisory, management or consulting fee.

Due to operational limitations at your financial intermediary, certain wrap fee programs, retirement plans, individual retirement accounts and accounts of registered investment advisers may be subject to the investment minimums described above. Please consult your financial representative for more information.

At the discretion of Natixis Asset Management Advisors, L.P. (“Natixis Advisors”), clients of Natixis Advisors and its affiliates may purchase Class Y shares of the Fund below the stated minimums.

Additionally, the following accounts may purchase Class Y shares with no initial or subsequent investment minimum:

•	Insurance Company Accounts of New England Financial, Metropolitan Life Insurance Company (“MetLife”) or their affiliates.

12

FUND SUMMARY

•	Deferred Compensation Plan Accounts of New England Life Insurance Company (“NELICO”), MetLife or their affiliates (“Deferred Compensation Accounts”).

•	Separate Accounts of New England Financial, MetLife or their affiliates.

The Fund’s shares are available for sale through your investment dealer, directly from the Fund by writing to the Funds at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire or through the Automated Clearing House system. The Fund’s shares are redeemable on any business day through your investment dealer, directly from the Fund by writing to the Funds at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, through the Automated Clearing House system, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan.

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gain unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Distributions by the Fund to retirement plans and other investors that qualify for tax-exempt treatment under U.S. federal income tax law generally will not be taxable, although distributions by retirement plans to their participants may be taxable.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

13

FUND SUMMARY

Harris Associates Large Cap Value Fund

Investment Goal

The Fund seeks opportunities for long-term capital growth and income.

Fund Fees & Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Redemption fees	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class Y
Management fees	0.70%
Other expenses	___	%
Total annual fund operating expenses	___	%
Fee reduction and/or expense reimbursement[1]	___	%
Total annual fund operating expenses after fee reduction and/or expense reimbursement	___	%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the examples are based on Total Annual Fund Operating Expenses After Fee Reduction and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class Y
1 year	$	___
3 years	$	___
5 years	$	___
10 years	$	___

1	Natixis Advisors has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.05% of the Fund’s average daily net assets for Class Y shares exclusive of certain expenses such as brokerage expenses, interest expense, taxes and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2011 and may be terminated only with the consent of the Fund’s Board of Trustees. The Fund’s investment adviser will be permitted to recover, on a class by class basis, management fees reduced and/or expenses reimbursed to the extent that expenses in later periods fall below 1.05% of the Fund’s average daily net assets for Class Y shares. The Fund will not be obligated to repay any such reduced fees and expenses more than one year after the end of the fiscal year in which the fee/expense was reduced.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 131% of the average value of its portfolio.

14

FUND SUMMARY

Investments, Risks and Performance

Principal Investment Strategies

Under normal market conditions, the Fund will invest substantially all of its assets in common stock of large- and mid-capitalization companies in any industry. The Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in companies that have market capitalizations within the capitalization range of the Russell 1000 Index, a nationally recognized index of large-capitalization companies.

Harris Associates uses a value investment philosophy in selecting equity securities. This philosophy is based upon the belief that, over time, a company’s stock price converges with the company’s true business value. By “true business value,” Harris Associates means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. Harris Associates believes that investing in securities priced significantly below their true business value presents the best opportunity to achieve the Fund’s investment objectives.

The Fund may also invest in foreign securities traded in U.S. markets (through receipt programs such as American Depositary Receipts (“ADRs”) or non-U.S. stocks traded in U.S. markets). ADRs are securities issued by a U.S. bank that represent shares of a foreign company.

Principal Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Emerging Markets Risk: Investing in emerging markets companies, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in companies in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.

Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Rule 144A securities may be less liquid than other equity securities. Equity securities may include common stocks, preferred stocks, warrants, securities convertible into common and preferred stocks and other equity-like interests in an entity. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the adviser’s assessment of the prospects for a company’s growth is wrong, or if the adviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the adviser has placed on it. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds and preferred stock generally take precedence over the claims of those who own common stock.

Foreign Securities Risk: The Fund’s investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions.

Risk/Return Bar Chart and Table

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year and ten-year periods compare to those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.funds.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

15

FUND SUMMARY

The table below shows how the Fund’s average annual total returns (before and after taxes) for the one-year, five-year and ten-year periods compare to those of the Russell 1000 Value Index, an unmanaged index measuring the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Fund’s total returns reflect the expenses of the Fund’s Class Y shares.

Average Annual Total Returns (for the periods ended December 31, 2009)	Past 1 Year		Past 5 Years		Past 10 Years
Harris Associates Large Cap Value Fund
Class Y – Return Before Taxes	____	%	____	%	____	%
Return After Taxes on Distributions	____	%	____	%	____	%
Return After Taxes on Distributions & Sales of Fund Shares	____	%	____	%	____	%
Russell 1000 Value Index	____	%	____	%	____	%

The Fund’s current subadviser assumed that function on July 1, 2002. The performance results shown above, for the periods prior to July 1, 2002, reflect results achieved by different subadvisers under different investment strategies. The Fund’s performance might have been different had the current subadvisory arrangements and investment strategies been in place for all the periods shown.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

Management

Investment Adviser

Natixis Asset Management Advisors, L.P. (“Natixis Advisors”)

Subadviser

Harris Associates L.P. (“Harris Associates”)

Portfolio Managers

Edward S. Loeb, CFA, Partner of Harris Associates, has served as co-manager of the Harris Associates Large Cap Value Fund since 2002.

Michael J. Mangan, CFA, Partner of Harris Associates, has served as co-manager of the Harris Associates Large Cap Value Fund since 2002.

Diane L. Mustain, CFA, portfolio manager of Harris Associates, has served as co-manager of the Harris Associates Large Cap Value Fund since 2005.

16

FUND SUMMARY

Purchase and Sale of Fund Shares

Class Y shares of the Fund may be purchased by the following entities at the following investment minimums.

A minimum initial investment of $100,000 and the minimum subsequent investment of $100 for:

•	Other mutual funds, endowments, foundations, bank trust departments or trust companies.

There is no initial or subsequent investment minimum for:

•

Wrap Fee Programs of certain broker-dealers, the Advisers or the Distributor. Such wrap fee programs may be subject to additional or different conditions, including a wrap account fee. Each broker-dealer is responsible for transmitting to its customer a schedule of fees and other information regarding any such conditions.

•	Retirement Plans such as 401(a), 401(k) or 457 plans.

•	Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund as set forth above.

•	Registered Investment Advisers investing on behalf of clients in exchange for an advisory, management or consulting fee.

Due to operational limitations at your financial intermediary, certain wrap fee programs, retirement plans, individual retirement accounts and accounts of registered investment advisers may be subject to the investment minimums described above. Please consult your financial representative for more information.

At the discretion of Natixis Asset Management Advisors, L.P. (“Natixis Advisors”), clients of Natixis Advisors and its affiliates may purchase Class Y shares of the Fund below the stated minimums.

Additionally, the following accounts may purchase Class Y shares with no initial or subsequent investment minimum:

•	Insurance Company Accounts of New England Financial, Metropolitan Life Insurance Company (“MetLife”) or their affiliates.

•	Deferred Compensation Plan Accounts of New England Life Insurance Company (“NELICO”), MetLife or their affiliates (“Deferred Compensation Accounts”).

•	Separate Accounts of New England Financial, MetLife or their affiliates.

The Fund’s shares are available for sale through your investment dealer, directly from the Fund by writing to the Funds at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire or through the Automated Clearing House system. The Fund’s shares are redeemable on any business day through your investment dealer, directly from the Fund by writing to the Funds at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, through the Automated Clearing House system, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan.

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gain unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Distributions by the Fund to retirement plans and other investors that qualify for tax-exempt treatment under U.S. federal income tax law generally will not be taxable, although distributions by retirement plans to their participants may be taxable.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

17

FUND SUMMARY

Natixis U.S. Diversified Portfolio

Investment Goal

The Fund seeks long-term growth of capital.

Fund Fees & Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Redemption fees	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class Y
Management fees	0.90%
Other expenses	___	%
Total annual fund operating expenses	___	%
Fee reduction and/or expense reimbursement[1]	___	%
Total annual fund operating expenses after fee reduction and/or expense reimbursement	___	%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the examples are based on Total Annual Fund Operating Expenses After Fee Reduction and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class Y
1 year	$	___
3 years	$	___
5 years	$	___
10 years	$	___

1	Natixis Advisors has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.15% of the Fund’s average daily net assets for Class Y shares exclusive of certain expenses such as brokerage expenses, interest expense, taxes and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2011 and may be terminated only with the consent of the Fund’s Board of Trustees. The Fund’s investment adviser will be permitted to recover, on a class by class basis, management fees reduced and/or expenses reimbursed to the extent that expenses in later periods fall below 1.15% of the Fund’s average daily net assets for Class Y shares. The Fund will not be obligated to repay any such reduced fees and expenses more than one year after the end of the fiscal year in which the fee/expense was reduced.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 115% of the average value of its portfolio.

18

FUND SUMMARY

Investments, Risks and Performance

Principal Investment Strategies

The Fund ordinarily invests substantially all of its assets in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in securities of U.S. issuers.

Subject to the allocation policy adopted by the Fund’s Board of Trustees, Natixis Advisors generally allocates capital invested in the Fund equally among its four segments. Under the allocation policy, Natixis Advisors may also allocate capital away or towards one or more segment from time to time and may reallocate capital among the segments. Each subadviser manages its segment (or segments, in the case of Loomis Sayles) of the Fund’s assets in accordance with its distinct investment style and strategy.

The Fund may also:

•	Invest in securities offered in initial public offerings (“IPOs”) and Rule 144A securities.

•	Invest in convertible preferred stock and convertible debt securities.

•	Invest in REITs.

•	Invest in fixed-income securities, including U.S. government bonds and lower-quality corporate bonds.

•	Hold securities of foreign issuers traded over-the-counter or on foreign exchanges, including securities in emerging markets and related currency hedging transactions.

•	Invest in options and enter into futures, swap contracts, currency transactions and other derivatives.

More detailed information about each subadviser’s investment strategies is available in the “Natixis U.S. Diversified Portfolio — More on Investment Strategies” section of the Statutory Prospectus.

Principal Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Allocation Risk: The Fund’s investment performance depends on how its assets are allocated. The allocation, as set forth above, may not be optimal in every market condition. You could lose money on your investment in the Fund as a result of this allocation.

Derivatives Risk: Derivatives are subject to changes in the underlying securities or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund’s exposure to securities markets values, interest rates or currency exchange rates. Investments in derivatives are also subject to credit/counterparty risk, liquidity risk, allocation risk and correlation risk, the risk of difficulties in pricing and valuation risk and the risk that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. Although the Fund’s adviser monitors the creditworthiness of the Fund’s counterparties, there can be no assurance that the Fund’s derivative counterparties will not experience financial difficulties, possibly resulting in losses to the Fund.

Emerging Markets Risk: Investing in emerging markets companies, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in companies in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.

Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Rule 144A securities may be less liquid than other equity securities. Equity securities may include common stocks, preferred stocks, warrants, securities convertible into common and preferred stocks and other equity-like interests in an entity. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the adviser’s assessment of the prospects for a company’s growth is wrong, or if the adviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the adviser has placed on it. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds and preferred stock generally take precedence over the claims of those who own common stock.

19

FUND SUMMARY

Fixed-Income Securities Risk: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. You may lose money on your investment due to unpredictable drops in a security’s value or periods of below-average performance in a given security or in the securities market as a whole.

Foreign Securities Risk: The Fund’s investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions.

REITs Risk: Investments in the real estate industry, including REITs, are particularly sensitive to economic downturns and are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents and the management skill and creditworthiness of the issuer. Many REITs are heavily leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Small-cap companies risk: Small-cap companies tend to have more limited markets and resources, and less liquidity, than companies with larger market capitalizations. Consequently, share prices of small-cap companies can be more volatile than, and perform differently from, larger capitalization company stocks.

Risk/Return Bar Chart and Table

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year and ten-year periods compare to those of several broad measures of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.funds.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

The table below shows how the Fund’s average annual total returns (before and after taxes) for the one-year, five-year and ten-year periods compare to those of the Standard and Poor’s 500 Index (“S&P 500 Index”) an unmanaged index of U.S. common stocks. They are also compared to the Wilshire 4500 Index, an unmanaged index of 4,500 mid- and small-sized companies and the Standard & Poor’s MidCap 400 Index (“S&P MidCap 400 Index”), an unmanaged index of U.S. mid-sized companies, which Natixis Advisors believes over time generally represent the allocation of the Fund’s investments among its disciplines. The Fund’s total returns reflect the expenses of the Fund’s Class Y shares.

20

FUND SUMMARY

Average Annual Total Returns (for the periods ended December 31, 2009)	Past 1 Year		Past 5 Years		Past 10 Years
Natixis U.S. Diversified Portfolio
Class Y – Return Before Taxes	____	%	____	%	____	%
Return After Taxes on Distributions	____	%	____	%	____	%
Return After Taxes on Distributions & Sales of Fund Shares	____	%	____	%	____	%
S&P 500 Index	____	%	____	%	____	%
Wilshire 4500 Index	____	%	____	%	____	%
S&P MidCap 400 Index	____	%	____	%	____	%

The Fund uses multiple subadvisers. The performance results shown above reflect results achieved by previous subadvisers using different investment strategies. The Fund’s performance might have been different had the current subadvisory arrangements and investment strategies been in place for all periods shown.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

Management

Investment Adviser

Natixis Assset Management Advisors, L.P. (“Natixis Advisors”)

Subadvisers

BlackRock Investment Management, LLC (“BlackRock”), Harris Associates L.P. (“Harris Associates”) and Loomis, Sayles & Company, L.P. (“Loomis Sayles”)

Portfolio Managers

BlackRock

Edward P. Dowd, Managing Director at BlackRock, has served as co-manager of the BlackRock segment of the Natixis U.S. Diversified Portfolio since 2008.

Jeffrey R. Lindsey, Managing Director at BlackRock, has served as co-manager of the BlackRock segment of the Natixis U.S. Diversified Portfolio since 2008.

Harris Associates

Edward S. Loeb, CFA, has served as co-manager of the Harris Associates segment of the Natixis U.S. Diversified Portfolio since 2000.

Michael J. Mangan, CFA, CPA, has served as co-manager of the Harris Associates segment of Natixis U.S. Diversified Portfolio since 2005.

Diane L. Mustain, CFA, has served as co-manager of the Natixis U.S. Diversified Portfolio since 2005.

Loomis Sayles

Philip C. Fine, Vice President of Loomis Sayles, has served as manager of the Loomis Sayles mid-cap growth segment of Natixis U.S. Diversified Portfolio since 2001.

Joseph R. Gatz, Vice President of Loomis Sayles, has served as co-manager of the Loomis Sayles small cap value segment of Natixis U.S. Diversified Portfolio since 2000.

Daniel G. Thelen, Vice President of Loomis Sayles, has served as co-manager of the Loomis Sayles small cap value segment of Natixis U.S. Diversified Portfolio since 2000.

21

FUND SUMMARY

Purchase and Sale of Fund Shares

Class Y shares of the Fund may be purchased by the following entities at the following investment minimums.

A minimum initial investment of $100,000 and the minimum subsequent investment of $100 for:

•	Other mutual funds, endowments, foundations, bank trust departments or trust companies.

There is no initial or subsequent investment minimum for:

•

Wrap Fee Programs of certain broker-dealers, the Advisers or the Distributor. Such wrap fee programs may be subject to additional or different conditions, including a wrap account fee. Each broker-dealer is responsible for transmitting to its customer a schedule of fees and other information regarding any such conditions.

•	Retirement Plans such as 401(a), 401(k) or 457 plans.

•	Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund as set forth above.

•	Registered Investment Advisers investing on behalf of clients in exchange for an advisory, management or consulting fee.

Due to operational limitations at your financial intermediary, certain wrap fee programs, retirement plans, individual retirement accounts and accounts of registered investment advisers may be subject to the investment minimums described above. Please consult your financial representative for more information.

At the discretion of Natixis Asset Management Advisors, L.P. (“Natixis Advisors”), clients of Natixis Advisors and its affiliates may purchase Class Y shares of the Fund below the stated minimums.

Additionally, the following accounts may purchase Class Y shares with no initial or subsequent investment minimum:

•	Insurance Company Accounts of New England Financial, Metropolitan Life Insurance Company (“MetLife”) or their affiliates.

•	Deferred Compensation Plan Accounts of New England Life Insurance Company (“NELICO”), MetLife or their affiliates (“Deferred Compensation Accounts”).

•	Separate Accounts of New England Financial, MetLife or their affiliates.

The Fund’s shares are available for sale through your investment dealer, directly from the Fund by writing to the Funds at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire or through the Automated Clearing House system. The Fund’s shares are redeemable on any business day through your investment dealer, directly from the Fund by writing to the Funds at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, through the Automated Clearing House system, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan.

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gain unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Distributions by the Fund to retirement plans and other investors that qualify for tax-exempt treatment under U.S. federal income tax law generally will not be taxable, although distributions by retirement plans to their participants may be taxable.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

22

FUND SUMMARY

Vaughan Nelson Small Cap Value Fund

Investment Goal

The Fund seeks capital appreciation.

Fund Fees & Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Redemption fees	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class Y
Management fees	0.90%
Other expenses	___	%
Total annual fund operating expenses	___	%
Fee reduction and/or expense reimbursement[1]	___	%
Total annual fund operating expenses after fee reduction and/or expense reimbursement	___	%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the examples are based on Total Annual Fund Operating Expenses After Fee Reduction and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class Y
1 year	$	___
3 years	$	___
5 years	$	___
10 years	$	___

1	Natixis Advisors has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.20% of the Fund’s average daily net assets for Class Y shares exclusive of certain expenses such as brokerage expenses, interest expense, taxes and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2011 and may be terminated only with the consent of the Fund’s Board of Trustees. The Fund’s investment adviser will be permitted to recover, on a class by class basis, management fees reduced and/or expenses reimbursed to the extent that expenses in later periods fall below 1.20% of the Fund’s average daily net assets for Class Y shares. The Fund will not be obligated to repay any such reduced fees and expenses more than one year after the end of the fiscal year in which the fee/expense was reduced.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 102% of the average value of its portfolio.

23

FUND SUMMARY

Investments, Risks and Performance

Principal Investment Strategies

The Fund normally will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in the equity securities of “small cap companies.” Currently, the Fund defines a small cap company to be one whose market capitalization, at the time of purchase, either falls within the capitalization range of the Russell 2000 Value Index, an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values, or is $3.5 billion or less. The Fund may, however, invest in companies with larger capitalizations.

Vaughan Nelson invests in small capitalization companies with a focus on absolute return. Vaughan Nelson uses a bottom-up value oriented investment process in constructing the Fund’s portfolio. Vaughan Nelson seeks companies with the following characteristics, although not all of the companies selected will have these attributes:

•	Companies earning a positive economic margin with stable-to-improving returns

•	Companies valued at a discount to their asset value

•	Companies with an attractive and sustainable dividend level.

In selecting investments for the Fund, Vaughan Nelson generally employs the following strategies:

•

Value-driven investment philosophy that selects stocks selling at a relatively low value based on discounted cash flow models. Vaughan Nelson selects companies that it believes are out-of-favor or misunderstood.

•

Vaughan Nelson starts with an investment universe of 5,000 securities. Vaughan Nelson then uses value-driven screens to create a research universe of companies with market capitalizations of at least $100 million.

•	Vaughan Nelson uses fundamental analysis to construct a portfolio of 60 to 80 securities consisting of quality companies in the opinion of Vaughan Nelson.

•

Vaughan Nelson will generally sell a stock when it reaches Vaughan Nelson’s price target, when the issuer shows a deteriorating financial condition, or when it has repeated negative earnings surprises.

The Fund may also:

•	Invest in convertible preferred stock and convertible debt securities.

•	Invest up to 35% of its assets in fixed-income securities, including U.S. government bonds as well as lower quality debt securities.

•	Invest in foreign securities, including those of emerging markets.

•	Invest in REITs.

•	Invest in securities offered in initial public offerings (“IPOs”).

Principal Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Emerging Markets Risk: Investing in emerging markets companies, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in companies in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.

Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Rule 144A securities may be less liquid than other equity securities. Equity securities may include common stocks, preferred stocks, warrants, securities convertible into common and preferred stocks and other equity-like interests in an entity. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the adviser’s assessment of the prospects for a company’s growth is wrong, or if the adviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the adviser has placed on it. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds and preferred stock generally take precedence over the claims of those who own common stock.

24

FUND SUMMARY

Fixed-Income Securities Risk: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. You may lose money on your investment due to unpredictable drops in a security’s value or periods of below-average performance in a given security or in the securities market as a whole.

Foreign Securities Risk: The Fund’s investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions.

REITs Risk: Investments in the real estate industry, including REITs, are particularly sensitive to economic downturns and are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents and the management skill and creditworthiness of the issuer. Many REITs are heavily leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Small-cap companies risk: Small-cap companies tend to have more limited markets and resources, and less liquidity, than companies with larger market capitalizations. Consequently, share prices of small-cap companies can be more volatile than, and perform differently from, larger capitalization company stocks.

Risk/Return Bar Chart and Table

The bar chart and table shown below provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns for the one-year and life-of-class periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.funds.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

The table below shows how the Fund’s average annual total returns (before and after taxes) for the one-year and life-of-class periods compare to those of the Russell 2000 Value Index, an unmanaged index measuring the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Fund’s total returns reflect the expenses of Class Y shares.

Average Annual Total Returns (for the periods ended December 31, 2009)	Past 1 Year		Life of Class (8/31/06)
Vaughan Nelson Small Cap Value Fund
Class Y – Return Before Taxes	____	%	____	%
Return After Taxes on Distributions	____	%	____	%
Return After Taxes on Distributions & Sales of Fund Shares	____	%	____	%
Russell 2000 Value Index*	____	%	____	%

*	The returns of the index are calculated from September 1, 2006.

25

FUND SUMMARY

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

Management

Investment Adviser

Natixis Assset Management Advisors, L.P. (“Natixis Advisors”)

Subadviser

Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”)

Portfolio Managers

Chris D. Wallis, CFA and Senior Portfolio Manager of Vaughan Nelson, has served as co-manager of the Vaughan Nelson Small Cap Value Fund since 2004.

Scott J. Weber, Portfolio Manager of Vaughan Nelson, has served as co-manager of the Vaughan Nelson Small Cap Value Fund since 2004.

Purchase and Sale of Fund Shares

Class Y shares of the Fund may be purchased by the following entities at the following investment minimums.

A minimum initial investment of $100,000 and the minimum subsequent investment of $100 for:

•	Other mutual funds, endowments, foundations, bank trust departments or trust companies.

There is no initial or subsequent investment minimum for:

•

Wrap Fee Programs of certain broker-dealers, the Advisers or the Distributor. Such wrap fee programs may be subject to additional or different conditions, including a wrap account fee. Each broker-dealer is responsible for transmitting to its customer a schedule of fees and other information regarding any such conditions.

•	Retirement Plans such as 401(a), 401(k) or 457 plans.

•	Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund as set forth above.

•	Registered Investment Advisers investing on behalf of clients in exchange for an advisory, management or consulting fee.

Due to operational limitations at your financial intermediary, certain wrap fee programs, retirement plans, individual retirement accounts and accounts of registered investment advisers may be subject to the investment minimums described above. Please consult your financial representative for more information.

At the discretion of Natixis Asset Management Advisors, L.P. (“Natixis Advisors”), clients of Natixis Advisors and its affiliates may purchase Class Y shares of the Fund below the stated minimums.

Additionally, the following accounts may purchase Class Y shares with no initial or subsequent investment minimum:

•	Insurance Company Accounts of New England Financial, Metropolitan Life Insurance Company (“MetLife”) or their affiliates.

•	Deferred Compensation Plan Accounts of New England Life Insurance Company (“NELICO”), MetLife or their affiliates (“Deferred Compensation Accounts”).

•	Separate Accounts of New England Financial, MetLife or their affiliates.

The Fund’s shares are available for sale through your investment dealer, directly from the Fund by writing to the Funds at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire or through the Automated Clearing House system. The Fund’s shares are redeemable on any business day through your investment dealer, directly from the Fund by writing to the Funds at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, through the Automated Clearing House system, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan.

26

FUND SUMMARY

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gain unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Distributions by the Fund to retirement plans and other investors that qualify for tax-exempt treatment under U.S. federal income tax law generally will not be taxable, although distributions by retirement plans to their participants may be taxable.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

27

FUND SUMMARY

Vaughan Nelson Value Opportunity Fund

Investment Goal

The Fund seeks long-term capital appreciation.

Fund Fees & Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Redemption fees	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class Y
Management fees	0.80%
Other expenses	___	%
Total annual fund operating expenses	___	%
Fee reduction and/or expense reimbursement[1]	___	%
Total annual fund operating expenses after fee reduction and/or expense reimbursement	___	%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the examples are based on Total Annual Fund Operating Expenses After Fee Reduction and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class Y
1 year	$	___
3 years	$	___
5 years	$	___
10 years	$	___

1	Natixis Advisors has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.15% of the Fund’s average daily net assets for Class Y shares exclusive of certain expenses such as brokerage expenses, interest expense, taxes and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2011 and may be terminated only with the consent of the Fund’s Board of Trustees. The Fund’s investment adviser will be permitted to recover, on a class by class basis, management fees reduced and/or expenses reimbursed to the extent that expenses in later periods fall below 1.15% of the Fund’s average daily net assets for Class Y shares. The Fund will not be obligated to repay any such reduced fees and expenses more than one year after the end of the fiscal year in which the fee/expense was reduced.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.

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FUND SUMMARY

Investments, Risks and Performance

Principal Investment Strategies

The Fund, under normal market conditions, will invest primarily in companies that, at the time of purchase, have a market capitalization either within the capitalization range of the Russell Midcap Value Index, an unmanaged index that measures the performance of companies with lower price-to-book ratios and lower forecasted growth values within the broader Russell Midcap Index, or is $15 billion or less. However, the Fund does not have any market capitalization limits and may invest in companies with smaller or larger capitalizations.

Vaughan Nelson invests in medium capitalization companies with a focus on absolute return. Vaughan Nelson uses a bottom-up value oriented investment process in constructing the Fund’s portfolio. Vaughan Nelson seeks companies with the following characteristics, although not all of the companies selected will have these attributes:

•	Companies earning a positive economic margin with stable-to-improving returns

•	Companies valued at a discount to their asset value.

•	Companies with an attractive and sustainable dividend level.

In selecting investments for the Fund, Vaughan Nelson generally employs the following strategies:

•

Vaughan Nelson employs a value-driven investment philosophy that selects stocks selling at a relatively low value based on business fundamentals, economic margin analysis and discounted cash flow models. Vaughan Nelson selects companies that it believes are out-of-favor or misunderstood.

•	Vaughan Nelson narrows the investment universe by using value-driven screens to create a research universe of companies with market capitalizations between $1 billion and $20 billion.

•	Vaughan Nelson uses fundamental analysis to construct a portfolio that it believes has attractive return potential.

•

Vaughan Nelson will generally sell a stock when it reaches Vaughan Nelson’s price target or when the issuer shows a deteriorating financial condition due to increased competitive pressures or internal or external forces reducing future expected returns.

The Fund may also:

•	Invest in convertible preferred stock and convertible debt securities.

•	Invest in foreign securities, including those of emerging markets.

•	Invest in other investment companies, to the extent permitted by the Investment Company Act of 1940.

•	Invest in REITs.

•	Invest in securities offered in initial public offerings (“IPOs”) and Rule 144A securities.

Principal Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Emerging Markets Risk: Investing in emerging markets companies, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in companies in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.

Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Rule 144A securities may be less liquid than other equity securities. Equity securities may include common stocks, preferred stocks, warrants, securities convertible into common and preferred stocks and other equity-like interests in an entity. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the adviser’s assessment of the prospects for a company’s growth is wrong, or if the adviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the adviser has placed on it. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds and preferred stock generally take precedence over the claims of those who own common stock.

Foreign Securities Risk: The Fund’s investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

29

FUND SUMMARY

Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions.

REITs Risk: Investments in the real estate industry, including REITs, are particularly sensitive to economic downturns and are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents and the management skill and creditworthiness of the issuer. Many REITs are heavily leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Risk/Return Bar Chart and Table

The bar chart and table shown below provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns for the one-year and life-of-fund periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.funds.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

The table below shows how the Fund’s average annual total returns (before and after taxes) for the one-year and life-of-fund periods compare to those of the Russell MidcapValue Index, an unmanaged index measuring the performance of those [Russell 2000] companies with lower price-to-book ratios and lower forecasted growth values. The Fund’s total returns reflect the expenses of Class Y shares.

Average Annual Total Returns (for the periods ended December 31, 2009)	Past 1 Year		Life of Fund (10/31/08)
Vaughan Nelson Value Opportunity Fund
Class Y – Return Before Taxes	____	%	____	%
Return After Taxes on Distributions	____	%	____	%
Return After Taxes on Distributions & Sales of Fund Shares	____	%	____	%
Russell Midcap Value Index*	____	%	____	%

*	The returns of the index are calculated from November 1, 2008.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

Management

Investment Adviser

Natixis Asset Management Advisors, L.P. (“Natixis Advisors”)

Subadviser

Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”)

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FUND SUMMARY

Portfolio Managers

Dennis G. Alff — Dennis G. Alff has served as co-manager of the Vaughan Nelson Value Opportunity Fund since 2008.

Chris D. Wallis — Chris D. Wallis has served as co-manager of the Vaughan Nelson Value Opportunity Fund since 2008.

Scott J. Weber — Scott J. Weber has served as co-manager of the Vaughan Nelson Value Opportunity Fund since 2008.

Purchase and Sale of Fund Shares

Class Y shares of the Fund may be purchased by the following entities at the following investment minimums.

A minimum initial investment of $100,000 and the minimum subsequent investment of $100 for:

•	Other mutual funds, endowments, foundations, bank trust departments or trust companies.

There is no initial or subsequent investment minimum for:

•

Wrap Fee Programs of certain broker-dealers, the Advisers or the Distributor. Such wrap fee programs may be subject to additional or different conditions, including a wrap account fee. Each broker-dealer is responsible for transmitting to its customer a schedule of fees and other information regarding any such conditions.

•	Retirement Plans such as 401(a), 401(k) or 457 plans.

•	Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund as set forth above.

•	Registered Investment Advisers investing on behalf of clients in exchange for an advisory, management or consulting fee.

Due to operational limitations at your financial intermediary, certain wrap fee programs, retirement plans, individual retirement accounts and accounts of registered investment advisers may be subject to the investment minimums described above. Please consult your financial representative for more information.

At the discretion of Natixis Asset Management Advisors, L.P. (“Natixis Advisors”), clients of Natixis Advisors and its affiliates may purchase Class Y shares of the Fund below the stated minimums.

Additionally, the following accounts may purchase Class Y shares with no initial or subsequent investment minimum:

•	Insurance Company Accounts of New England Financial, Metropolitan Life Insurance Company (“MetLife”) or their affiliates.

•	Deferred Compensation Plan Accounts of New England Life Insurance Company (“NELICO”), MetLife or their affiliates (“Deferred Compensation Accounts”).

•	Separate Accounts of New England Financial, MetLife or their affiliates.

The Fund’s shares are available for sale through your investment dealer, directly from the Fund by writing to the Funds at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire or through the Automated Clearing House system. The Fund’s shares are redeemable on any business day through your investment dealer, directly from the Fund by writing to the Funds at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, through the Automated Clearing House system, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan.

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gain unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Distributions by the Fund to retirement plans and other investors that qualify for tax-exempt treatment under U.S. federal income tax law generally will not be taxable, although distributions by retirement plans to their participants may be taxable.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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INVESTMENT GOALS, STRATEGIES AND RISKS

More Information About the Funds

AEW Real Estate Fund

Investment Goal

The Fund seeks to provide investors with above-average income and long-term growth of capital. The Fund’s investment goal is non-fundamental, which means it may be changed without shareholder approval. The Fund will provide 60 days’ prior written notice to shareholders before changing the investment goal.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in securities of real estate investment trusts (“REITs”) and/or real estate-related companies. In accordance with applicable Securities and Exchange Commission (“SEC”) requirements, the Fund will notify shareholders prior to any change to such policy taking effect. REITs are generally dedicated to owning, and usually operating, income-producing real estate, or dedicated to financing real estate. The Fund primarily invests in equity REITs, which own or lease real estate and derive their income primarily from rental income. Real estate-related companies are those companies whose principal activity involves the development, ownership, construction, management or sale of real estate; companies with significant real estate holdings; and companies that provide products or services related to the real estate industry.

AEW employs a value-oriented investment strategy designed to identify securities that are priced below what it believes is their intrinsic value. AEW believes that ultimately the performance of real estate equity securities is dependent upon the performance of the underlying real estate assets and company management as well as the overall influence of capital markets. Consequently, when selecting securities for the Fund, AEW draws upon the combined expertise of its securities, real estate and research professionals.

When selecting investments for the Fund, AEW generally considers the following factors that it believes help to identify those companies whose shares represent the greatest value and price appreciation potential:

Valuation: AEW has developed a proprietary model to assess the relative value of each stock in the Fund’s investment universe. This model is designed to estimate what an issuer’s anticipated cash flows are worth to a stock investor (a capital markets value) and to a direct real estate investor (a real estate value). The model helps AEW to identify stocks that it believes trade at discounts to either or both of these model values relative to similar stocks. AEW will generally sell a security once it is considered overvalued or when AEW believes that there is greater relative value in other securities in the Fund’s investment universe.

Price: AEW examines the historic pricing of each company in the Fund’s universe of potential investments. Those stocks that have underperformed in price, either in absolute terms or relative to the Fund’s investment universe in general, are typically of greater interest, provided AEW can identify and disagree with the sentiment that caused the underperformance.

Income: AEW further evaluates companies and REITs by analyzing their dividend yields as well as other factors that influence the sustainability and growth of dividends. These factors include cash flow, leverage and payout ratios.

Catalysts: When evaluating a security, AEW also seeks to identify potential catalysts that, in its opinion, could cause the marketplace to re-value the security upwards in the near term. These catalysts can be macro-economic, market-driven or company-specific in nature.

As a temporary defensive measure, the Fund may hold any portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units) and/or invest in money market instruments or high quality debt securities as AEW deems appropriate. The Fund may miss certain investment opportunities if it uses such defensive strategies and thus may not achieve its investment goal.

Principal Investment Risks

The Fund has principal investment strategies that come with inherent risks. The principal risks of investing in the Fund are described in the Fund Summary under “Principal Investment Risks.” The Fund does not represent a complete investment program. In addition to the risks found in the Fund Summary, the following is a list of risks to which the Fund may be subject because of its investments in various types of securities or engagement in various practices.

Equity Securities Risk

Securities of real estate-related companies and REITs in which the Fund may invest may be considered equity securities, thus subjecting the Fund to the risks of investing in equity securities generally. This means that you may lose money on your investment due to sudden, unpredictable drops in value or periods of below-average performance in a given stock or in the stock market as a whole. The

32

INVESTMENT GOALS, STRATEGIES AND RISKS

value of the Fund’s investments in equity securities is subject to the risks of unpredictable declines in the value of individual securities, industries and periods of below-average performance in individual securities, industries or in the equity market as a whole. Equity securities may include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and other equity-like interests in an entity. Common stocks represent an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds and preferred stock take precedence over the claims of those who own common stock. Equity securities may take the form of stock in corporations, limited partnership interests, interests in limited liability companies, REITs or other trusts and other similar securities.

Management Risk

The risk that a strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market Risk

The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions.

REITs Risk

The Fund’s performance will be dependent in part on the performance of the real estate market and the real estate industry in general. The real estate industry is particularly sensitive to economic downturns. Securities of companies in the real estate industry, including REITs, are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon cash flow from their investments to repay financing costs and also on the ability of the REITs’ managers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Small-cap companies risk: Companies in the real estate industry, including REITs, in which the Fund may invest may have relatively small market capitalizations. Small-cap companies and REITs, which AEW considers to be those with market capitalizations of $1 billion or less, tend to have more limited markets and resources than companies with larger market capitalizations. Consequently, share prices of small-cap companies and REITs can be more volatile than, and perform differently from, larger company stocks. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small-cap companies.

33

INVESTMENT GOALS, STRATEGIES AND RISKS

CGM Advisor Targeted Equity Fund

Investment Goal

The Fund seeks long-term growth of capital through investment in equity securities of companies whose earnings are expected to grow at a faster rate than that of the overall United States economy. The Fund’s investment goal is non-fundamental, which means it may be changed without shareholder approval. The Fund will provide 60 days’ prior written notice to shareholders before changing the investment goal.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in equity investments. In accordance with applicable Securities and Exchange Commission (“SEC”) requirements, the Fund will notify shareholders prior to any change to such policy taking effect. The Fund will generally invest in a focused portfolio of common stocks of large capitalization companies that CGM expects will grow at a faster rate than that of the overall United States economy. When CGM believes that market conditions warrant, however, CGM may select stocks based upon overall economic factors, such as the general economic outlook, the level and direction of interest rates and potential impact of inflation. The Fund will not invest in small capitalization companies.

In general, CGM seeks companies with the following characteristics, although not all of the companies selected will have these attributes:

•	Well-established, with records of above-average growth

•	Promise of maintaining their leadership positions in their respective industries

•	Likely to benefit from internal revitalization or innovations, changes in consumer demand or basic economic forces

Rather than following a particular style, CGM employs a flexible approach and seeks to take advantage of opportunities as they arise. In making an investment decision, CGM generally employs the following methods:

•	It uses a top-down approach, meaning that it analyzes the overall economic factors that may affect a potential investment.

•

CGM then conducts a thorough analysis of certain industries and companies, evaluating the fundamentals of each on a case-by-case basis and focusing on companies that it determines are attractively valued.

•	CGM’s ultimate decision to purchase a security results from a thorough assessment of all of the information that CGM deems to be relevant at the time of investment.

•	CGM will sell a stock if it determines that its investment expectations are not being met, if better opportunities are identified or if its price objective has been attained.

The Fund may also:

•	Invest a significant portion of its assets in a single industry sector.

•	Invest in foreign securities, including those in emerging markets.

•	Invest in other investment companies, to the extent permitted by the Investment Company Act of 1940 (the “1940 Act”).

•	Invest in REITs.

•

Engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund’s returns, and realization of greater short-term capital gains, distributions of which are taxable to shareholders who are individuals as ordinary income. Trading costs and tax effects associated with frequent trading may adversely affect the Fund’s performance.

As a temporary defensive measure, the Fund may hold any portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units) and/or invest in money market instruments or high quality debt securities as CGM deems appropriate. The Fund may miss certain investment opportunities if it uses such defensive strategies and thus may not achieve its investment goal.

Principal Investment Risks

The Fund has principal investment strategies that come with inherent risks. The principal risks of investing in the Fund are described in the Fund Summary under “Principal Investment Risks.” The Fund does not represent a complete investment program. In addition to the risks found in the Fund Summary, the following is a list of risks to which the Fund may be subject because of its investments in various types of securities or engagement in various practices.

34

INVESTMENT GOALS, STRATEGIES AND RISKS

Emerging Markets Risk

This is the risk associated with investing in companies traded in emerging securities markets, which may be smaller and have shorter operating histories than companies in developed markets. Emerging markets involve risks in addition to, and greater than, those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.

Equity Securities Risk

You may lose money on your investment due to unpredictable drops in a stock’s value or periods of below-average performance in a given stock or in the stock market as a whole. The value of the Fund’s investments in equity securities is subject to the risks of unpredictable declines in the value of individual securities, industries and periods of below-average performance in individual securities, industries or in the equity market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the adviser’s assessment of the prospects for a company’s growth is wrong, or if the adviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the adviser has placed on it. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. Equity securities may include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and other equity-like interests in an entity. Common stocks represent an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds and preferred stock generally take precedence over the claims of those who own common stock. Equity securities may take the form of stock in corporations, limited partnership interests, interests in limited liability companies, REITs or other trusts and other similar securities.

Focused investment risk: Because the Fund may invest in a small number of industries or securities, it may have more risk because the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund’s net asset value.

Foreign Securities Risk

This is the risk associated with investments in issuers located in foreign countries. The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of issuers and a small number of securities. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments can cause the value of the Fund’s non-U.S. investments to decline. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire foreign investment. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets. These risks also apply to securities of foreign issuers traded in the United States or through depositary receipt programs such as American Depositary Receipts.

Investments in Other Investment Companies Risk

The Fund will indirectly bear the management service and other fees of the other investment company in addition to its own expenses.

Management Risk

The risk that a strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market Risk

The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions.

REITs Risk

The real estate industry is particularly sensitive to economic downturns. Securities of companies in the real estate industry, including REITs, are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or the securing mortgage loans held by the REIT. REITs are dependent upon cash flow from their investments to repay financing costs and also on the ability of the REITs’ managers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

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INVESTMENT GOALS, STRATEGIES AND RISKS

Hansberger International Fund

Investment Goal

The Fund seeks long-term growth of capital. The Fund’s investment goal is non-fundamental, which means it may be changed without shareholder approval. The Fund will provide 60 days’ prior written notice to shareholders before changing the investment goal.

Principal Investment Strategies

The Fund seeks to attain its goal by investing substantially all of its assets in equity securities. The Fund is an international mutual fund, which means that it seeks to invest a significant portion of its net assets in equity securities of companies located outside the United States. The Fund invests in small-, mid-, and large-capitalization companies and expects to invest its assets across developed and emerging markets in Eastern and Western Europe, Asia and the Americas.

The Fund may also:

•	Invest in convertible preferred stock and convertible debt securities.

•	Invest up to 35% of its assets in fixed-income securities, including government bonds as well as lower-quality debt securities.

As a temporary defensive measure, the Fund may hold any portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units) and/or invest in money market instruments or high quality debt securities as Hansberger deems appropriate. The Fund may miss certain investment opportunities if it uses such defensive strategies and thus may not achieve its investment goal.

Subject to the allocation policy adopted by the Board of Trustees, Natixis Advisors generally allocates capital invested in the Fund equally between its two segments, which are managed by Hansberger as described below. Under the allocation policy, Natixis Advisors may also allocate capital away or towards a segment from time to time.

Growth Segment: In managing this segment, Hansberger follows a flexible investment policy that allows it to select those investments it believes are best suited to achieve the Fund’s investment objective over the long-term, using a disciplined, long-term approach to international investing. The growth segment will primarily invest in the equity securities of companies organized or headquartered outside of the United States. This segment will invest in at least three different countries and generally expects to be invested in more than three countries, including countries considered to be emerging market countries. In general, Hansberger seeks companies with the following characteristics, although not all of the companies selected will have these attributes:

•	High secular growth

•	Superior profitability

•	Medium to large capitalizations, although there are no limitations on the size of the companies in which the segment may invest

In making investment decisions, Hansberger generally employs the following methods:

•	Securities are selected on the basis of fundamental company-by-company analysis.

•	In choosing equity investments, Hansberger will typically focus on the market price of a company’s securities relative to its evaluation of the company’s long-term earnings and cash flow potential.

•	In addition, a company’s valuation measures, including but not limited to price-to-earnings ratio and price-to-book ratio, will customarily be considered.

•	Hansberger seeks to control portfolio risk through top-down geographic and sector allocation.

Hansberger generally sells a security in the Growth Segment if its price target is met, the company’s fundamentals change, or if the Fund is fully invested and a better investment opportunity arises.

Value Segment: In managing this segment, Hansberger employs an intensive fundamental approach to selecting stocks. Hansberger seeks to identify stocks with a market value that is believed to be less than a company’s intrinsic value, based on its long-term potential. Hansberger’s investment approach integrates extensive research (both internal and external), proprietary valuation screens, and fundamental analysis of stocks with a long-term investment perspective. This analysis involves evaluating a company’s prospects by focusing on such factors as the quality of a company’s management, the competitive position of a company within its industry, the financial strength of the company, the quality and growth potential of its earnings, and the outlook for the company’s future based on these and other similar factors. Hansberger will also consider other factors in its analysis, including country and political risks, economic and market conditions, the issuer’s structural company and industry specific factors, changes in shareholder orientation (for example, a shift from treating all shareholders fairly to disadvantaging minority shareholders), and the company’s management.

Hansberger seeks to broaden the scope and increase the effectiveness of its fundamental analysis by searching for undervalued stocks in many countries around the world, including emerging markets. This global search provides Hansberger with more diverse opportunities and with the flexibility to shift portfolio investments, not only from company to company and industry to industry, but

36

INVESTMENT GOALS, STRATEGIES AND RISKS

also from country to country, in search of undervalued stocks. Hansberger’s objective is to identify undervalued securities, to hold them for the long-term, and to achieve long-term capital growth as the marketplace realizes the value of these securities over time. Hansberger expects to typically invest in 70 to 80 stocks (for this segment), across a broad spectrum of market capitalizations. In terms of both industry representation and capitalization, the segment’s holdings may differ significantly from those of the typical international equity fund.

Principal Investment Risks

The Fund has principal investment strategies that come with inherent risks. The principal risks of investing in the Fund are described in the Fund Summary under “Principal Investment Risks.” The Fund does not represent a complete investment program. In addition to the risks found in the Fund Summary, the following is a list of risks to which the Fund may be subject because of its investments in various types of securities or engagement in various practices.

Currency Risk

Fluctuations in the exchange rates between different currencies may negatively affect an investment.

Emerging Markets Risk

This is the risk associated with investing in companies traded in emerging securities markets, which may be smaller and have shorter operating histories than companies in developed markets. Emerging markets involve risks in addition to, and greater than, those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.

Equity Securities Risk

You may lose money on your investment due to unpredictable drops in a stock’s value or periods of below-average performance in a given stock or in the stock market as a whole. The value of the Fund’s investments in equity securities is subject to the risks of unpredictable declines in the value of individual securities, industries and periods of below-average performance in individual securities, industries or in the equity market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the adviser’s assessment of the prospects for a company’s growth is wrong, or if the adviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the adviser has placed on it. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. Equity securities may include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and other equity-like interests in an entity. Common stocks represent an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds and preferred stock generally take precedence over the claims of those who own common stock. Equity securities may take the form of stock in corporations, limited partnership interests, interests in limited liability companies, REITs or other trusts and other similar securities.

Foreign Securities Risk

This is the risk associated with investments in issuers located in foreign countries. The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of issuers and a small number of securities. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments can cause the value of the Fund’s non-U.S. investments to decline. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire foreign investment. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets. These risks also apply to securities of foreign issuers traded in the United States or through depositary receipt programs such as American Depositary Receipts.

Management Risk

The risk that a strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market Risk

The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions.

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INVESTMENT GOALS, STRATEGIES AND RISKS

Harris Associates Large Cap Value Fund

Investment Goal

The Fund seeks opportunities for long-term capital growth and income. The Fund’s investment goal is non-fundamental, which means it may be changed without shareholder approval. The Fund will provide 60 days’ prior written notice to shareholders before changing the investment goal.

Principal Investment Strategies

Under normal market conditions, the Fund will invest substantially all of its assets in common stock of large- and mid-capitalization companies in any industry. The Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in companies that have market capitalizations within the capitalization range of the Russell 1000 Index, a nationally recognized index of large-capitalization companies. In accordance with applicable SEC requirements, the Fund will notify shareholders prior to any change to such policy taking effect.

Harris Associates uses a value investment philosophy in selecting equity securities. This philosophy is based upon the belief that, over time, a company’s stock price converges with the company’s true business value. By “true business value,” Harris Associates means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. Harris Associates believes that investing in securities priced significantly below their true business value presents the best opportunity to achieve the Fund’s investment objectives.

The Fund may also invest in foreign securities traded in U.S. markets (through receipt programs such as American Depositary Receipts (“ADRs”) or non-U.S. stocks traded in U.S. markets). ADRs are securities issued by a U.S. bank that represent shares of a foreign company.

As a temporary defensive measure, the Fund may hold any portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units) and/or invest in money market instruments or high quality debt securities as Harris Associates deems appropriate. The Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment goal.

Principal Investment Risks

The Fund has principal investment strategies that come with inherent risks. The principal risks of investing in the Fund are described in the Fund Summary under “Principal Investment Risks.” The Fund does not represent a complete investment program. In addition to the risks found in the Fund Summary, the following is a list of risks to which the Fund may be subject because of its investments in various types of securities or engagement in various practices.

Emerging Markets Risk

This is the risk associated with investing in companies traded in emerging securities markets, which may be smaller and have shorter operating histories than companies in developed markets. Emerging markets involve risks in addition to, and greater than, those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.

Equity Securities Risk

You may lose money on your investment due to unpredictable drops in a stock’s value or periods of below-average performance in a given stock or in the stock market as a whole. The value of the Fund’s investments in equity securities is subject to the risks of unpredictable declines in the value of individual securities, industries and periods of below-average performance in individual securities, industries or in the equity market as a whole. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. Equity securities may include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and other equity-like interests in an entity. Common stocks represent an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds and preferred stock generally take precedence over the claims of those who own common stock. Equity securities may take the form of stock in corporations, limited partnership interests, interests in limited liability companies, REITs or other trusts and other similar securities.

Foreign Securities Risk

This is the risk associated with investments in issuers located in foreign countries. The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of issuers and a small number of securities. In addition, foreign companies

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INVESTMENT GOALS, STRATEGIES AND RISKS

often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments can cause the value of the Fund’s non-U.S. investments to decline. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire foreign investment. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets. These risks also apply to securities of foreign issuers traded in the United States or through depositary receipt programs such as American Depositary Receipts.

Management Risk

The risk that a strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market Risk

The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions.

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INVESTMENT GOALS, STRATEGIES AND RISKS

Natixis U.S. Diversified Portfolio

Investment Goal

The Fund seeks long-term growth of capital. The Fund’s investment goal is non-fundamental, which means it may be changed without shareholder approval. The Fund will provide 60 days’ prior written notice to shareholders before changing the investment goal.

Principal Investment Strategies

Natixis Advisors believes that this Fund’s multi-manager approach to equity investing — which combines the varied styles of multiple subadvisers in selecting securities for each of the Fund’s four segments — offers uncommon diversification and a different investment opportunity than funds managed by a single adviser using a single style. Natixis Advisors believes that having several subadvisers with varying and successful management styles may increase the likelihood that the Fund will produce better returns for its shareholders with less variability of return and less risk of persistent underperformance than a fund managed by a single adviser.

Subject to the allocation policy adopted by the Fund’s Board of Trustees, Natixis Advisors generally allocates capital invested in the Fund equally among its four segments. Under the allocation policy, Natixis Advisors may also allocate capital away or towards one or more segment from time to time and may reallocate capital among the segments. Each subadviser manages its segment (or segments, in the case of Loomis Sayles) of the Fund’s assets in accordance with its distinct investment style and strategy.

The Fund ordinarily invests substantially all of its assets in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in securities of U.S. issuers. In accordance with applicable SEC requirements, the Fund will notify shareholders prior to any change to such policy taking effect.

The Fund may also:

•	Invest in securities offered in initial public offerings (“IPOs”) and Rule 144A securities.

•	Invest in convertible preferred stock and convertible debt securities.

•	Invest in REITs.

•	Invest in fixed-income securities, including U.S. government bonds and lower-quality corporate bonds.

•	Hold securities of foreign issuers traded over-the-counter or on foreign exchanges, including securities in emerging markets and related currency hedging transactions.

•	Invest in options and enter into futures, swap contracts, currency transactions and other derivatives.

•

Engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund’s returns, and realization of greater short-term capital gains, distributions of which are taxable to shareholders who are individuals as ordinary income. Trading costs and tax effects associated with frequent trading may adversely affect the Fund’s performance.

As a temporary defensive measure, the Fund may hold any portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units) and/or invest in money market instruments or high quality debt securities as the subadvisers deem appropriate. The Fund may miss certain investment opportunities if it uses such defensive strategies and thus may not achieve its investment goal.

For more detailed information on each subadviser’s investment strategies, please refer to the section “Natixis U.S. Diversified Portfolio — More on Investment Strategies.”

Principal Investment Risks

The Fund has principal investment strategies that come with inherent risks. The principal risks of investing in the Fund are described in the Fund Summary under “Principal Investment Risks.” The Fund does not represent a complete investment program. In addition to the risks found in the Fund Summary, the following is a list of risks to which the Fund may be subject because of its investments in various types of securities or engagement in various practices.

Allocation Risk

The Fund’s investment performance depends on how its assets are allocated. The allocation, as set forth above, may not be optimal in every market condition. You could lose money on your investment in the Fund as a result of this allocation.

Derivatives Risk

Derivatives are subject to changes in the underlying securities or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund’s exposure to securities markets values, interest rates or currency exchange rates. Derivatives are also subject to credit risk and liquidity risk. Investments in derivatives are also subject to the risk

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INVESTMENT GOALS, STRATEGIES AND RISKS

of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices and the risk that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. Recently, several broker-dealers and other financial institutions have experienced extreme financial difficulty, sometimes resulting in bankruptcy of the institution. Although the Fund’s adviser monitors the creditworthiness of the Fund’s counterparties, there can be no assurance that the Fund’s derivative counterparties will not experience similar difficulties, possibly resulting in losses to the Fund. Losses resulting from the use of derivatives will reduce the Fund’s net asset value (“NAV”), and possibly income, and the losses may be significantly greater than if derivatives had not been used.

Emerging Markets Risk

This is the risk associated with investing in companies traded in emerging securities markets, which may be smaller and have shorter operating histories than companies in developed markets. Emerging markets involve risks in addition to, and greater than, those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.

Equity Securities Risk

You may lose money on your investment due to unpredictable drops in a stock’s value or periods of below-average performance in a given stock or in the stock market as a whole. The value of the Fund’s investments in equity securities is subject to the risks of unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Securities issued in IPOs tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of publicly available information and trading history. Rule 144A securities may be less liquid than other equity securities. Small-capitalization and emerging growth companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies, which could adversely affect the value of the Fund’s portfolio. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the adviser’s assessment of the prospects for a company’s growth is wrong, or if the adviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the adviser has placed on it. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. Equity securities may include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and other equity-like interests in an entity. Common stocks represent an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds and preferred stock generally take precedence over the claims of those who own common stock. Equity securities may take the form of stock in corporations, limited partnership interests, interests in limited liability companies, REITs or other trusts and other similar securities.

Fixed-Income Securities Risk

Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. You may lose money on your investment due to unpredictable drops in a security’s value or periods of below-average performance in a given security or in the securities market as a whole. Below investment-grade fixed-income securities (commonly known as “junk bonds”) may be subject to these risks to a greater extent than other fixed-income securities. These securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Foreign Securities Risk

This is the risk associated with investments in issuers located in foreign countries. The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of issuers and a small number of securities. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments can cause the value of the Fund’s non-U.S. investments to decline. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire foreign investment. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets. These risks also apply to securities of foreign issuers traded in the United States or through depositary receipt programs such as American Depositary Receipts.

Management Risk

The risk that a strategy used by the Fund’s portfolio managers may fail to produce the intended result.

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INVESTMENT GOALS, STRATEGIES AND RISKS

Market Risk

The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions.

REITs Risk

The real estate industry is particularly sensitive to economic downturns. Securities of companies in the real estate industry, including REITs, are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or the securing mortgage loans held by the REIT. REITs are dependent upon cash flow from their investments to repay financing costs and also on the ability of the REITs’ managers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Small-Cap Companies Risk

Small-cap companies tend to have more limited markets and resources, and less liquidity, than companies with larger market capitalizations. Consequently, share prices of small-cap companies can be more volatile than, and perform differently from, larger capitalization company stocks.

Natixis U.S. Diversified Portfolio — More on Investment Strategies

The Fund’s portfolio is divided into four different segments managed by the three subadvisers set forth below. These subadvisers pursue the Fund’s overall goal by employing the strategies and techniques described below.

BlackRock

The segment of the Fund managed by BlackRock, under normal conditions, pursues long-term growth of capital. The segment primarily invests in a portfolio of common stocks of U.S. companies. The companies selected by BlackRock for the segment typically have the following characteristics, although not all of the companies selected by BlackRock will have each of the attributes:

•	Market capitalizations of any size with emphasis on capitalizations greater than $2 billion

•	Above-average rates of earnings growth. Some, but not all of the factors that may contribute to above-average rates of earnings growth include:

•	Above-average growth rates in sales

•	Improvements in profit margins

•	Providing proprietary or niche products and services

•	Strong industry growth

•	A lead in market share

The segment may also invest in the securities of foreign companies, either directly or indirectly through depositary receipts, as well as securities convertible into securities of foreign companies.

In making investment decisions, BlackRock generally employs the following methods:

•	Investment ideas are generated through company visits, financial reports, external research and extensive in-house analysis.

•	The investment process assesses industry momentum and cycles as well as corporate revenue and earnings growth.

•

Industries are evaluated based on expectations of future earnings momentum and the confirmation of these expectations over time. BlackRock will usually sell a position if company fundamentals or management do not perform to expectations.

Harris Associates

Under normal circumstances, the segment of the Fund managed by Harris Associates will invest primarily in the common stocks of large- and mid-capitalization companies that Harris Associates believes are trading at a substantial discount to the company’s “true business value.” Harris Associates’ value-oriented investment philosophy is based upon its belief that over time a stock’s discounted market price and its true business value will converge. Harris Associates believes that this philosophy provides the best opportunity to achieve long-term capital growth while also protecting from downside risk. It therefore uses this philosophy to locate companies with the following characteristics, although not all of the companies selected by Harris Associates will have each of these attributes:

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INVESTMENT GOALS, STRATEGIES AND RISKS

•	Stock selling at less than 60% of its intrinsic value

•	Favorable intrinsic value growth potential

•	Owner-oriented management

In making investment decisions, Harris Associates generally employs the following methods:

•

Harris Associates uses a fundamental bottom-up investment approach, which means that it focuses on individual companies rather than macro-economic factors or specific industries. Each company is analyzed on a case-by-case basis to select those that meet Harris Associates’ standards of quality and value.

•

Once Harris Associates determines that a stock trades at a significant discount to its true business value and has other attractive qualities such as a positive free cash flow, it will consider that stock for purchase by analyzing the quality and motivation of the company’s management as well as the company’s market position within its industry.

•

Investments are continuously monitored by both analysts and Fund managers. Harris Associates will generally buy a stock when it believes the stock sells for a price below 60% of its true business value, and will generally sell a stock when it believes the stock price approaches 90% of its true business value.

Loomis Sayles — Mid Cap Growth segment

Under normal circumstances, the Mid Cap Growth segment of the Fund, which is one of two segments of the Fund managed by Loomis Sayles, will invest primarily in common stocks with market capitalizations, at the time of investment, within the capitalization range of companies included in the Russell Midcap Growth Index, an unmanaged index of middle-capitalization companies within the Russell 1000 Growth Index. Loomis Sayles seeks securities with the following characteristics, although not all of the companies selected by Loomis Sayles will have each of the attributes:

•	Distinctive products, technologies or services

•	Attractive valuation relative to both competitors and their own operating history

•	Strong management team

•	Competitive barriers to entry within the company’s industry

In making investment decisions, Loomis Sayles employs the following methods:

•

Loomis Sayles uses a bottom-up, fundamental research process to build the segment’s portfolio. This research consists of broad, in-depth coverage, including regular contact with company management, near- and long-term projections of company fundamentals and evaluations of potential earnings growth.

•

Loomis Sayles also seeks to understand how companies are affected by larger, industry-wide dynamics. Typically, it will invest a portion of the segment’s assets in companies that it believes are positioned to benefit from disruptive change in their industry or sector.

•

Analysts and Fund managers continuously monitor investments. The analysts and portfolio managers will evaluate the companies to determine whether they continue to possess the same fundamental characteristics for growth which made them candidates for the investment originally.

•	Loomis Sayles will generally sell a position if earnings or fundamentals deteriorate, if there is significant change in management or when more favorable opportunities arise.

Loomis Sayles — Small Cap Value segment

Under normal circumstances, the Small Cap Value segment of the Fund, the other segment of the Fund managed by Loomis Sayles, will invest primarily in common stocks with a market capitalization, at the time of the investment, within the range of the market capitalizations of those companies constituting the Russell 2500 Index. The Russell 2500 Index is an unmanaged index of the 2,500 smallest companies in the Russell 3000 Index. Loomis Sayles may also invest up to 35% of the Small Cap Value segment’s assets in companies with larger capitalization levels. Loomis Sayles seeks to achieve the objective of the Fund by emphasizing companies undervalued by the market in relation to earnings, dividends, assets, and growth prospects. This segment of the Fund is value-oriented with emphasis on security selection rather than sector rotation and market timing. The securities selected by Loomis Sayles for the segment typically have the following characteristics, although not all of the companies selected by Loomis Sayles will have each of the attributes:

•	Attractive valuations

•	Positive free cash flow

•	Strong balance sheets

•	Strong fundamental prospects

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INVESTMENT GOALS, STRATEGIES AND RISKS

Loomis Sayles will build a core portfolio of companies which, in its opinion, possess the attributes set forth above. It also invests a smaller portion of the segment’s assets in companies which it believes are undergoing a “special situation” or turn-around. These types of companies may have experienced business problems but, in the opinion of Loomis Sayles, have favorable prospects for recovery. In making investment decisions, Loomis Sayles generally employs the following methods:

•

Loomis Sayles uses a bottom-up, fundamental research process. This research consists of broad in-depth coverage, including contact with company management, near- and long-term projections of company fundamentals and evaluations of potential cash flow and earnings growth. The market capitalization of these companies will generally be within the range of the Russell 2500 Index.

•

Loomis Sayles emphasizes smaller companies that it believes are undervalued by the market. Target valuations are determined by analysis of cash flow and earnings prospects of each company considered for the portfolio. Absolute valuation levels, as well as valuations versus a peer group, are considered.

•	Loomis Sayles builds a diversified portfolio across many economic sectors in an attempt to protect the value segment of the Fund against the inherent volatility of small-capitalization companies.

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INVESTMENT GOALS, STRATEGIES AND RISKS

Vaughan Nelson Small Cap Value Fund

Investment Goal

The Fund seeks capital appreciation. The Fund’s investment goal is non-fundamental, which means it may be changed without shareholder approval. The Fund will provide 60 days’ prior written notice to shareholders before changing the investment goal.

Principal Investment Strategies

The Fund normally will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in the equity securities of “small cap companies.” In accordance with applicable SEC requirements, the Fund will notify shareholders prior to any change to such policy taking effect. Currently, the Fund defines a small cap company to be one whose market capitalization, at the time of purchase, either falls within the capitalization range of the Russell 2000 Value Index, an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values, or is $3.5 billion or less. The Fund may, however, invest in companies with large-capitalizations.

Vaughan Nelson invests in small-capitalization companies with a focus on absolute return. Vaughan Nelson uses a bottom-up value oriented investment process in constructing the Fund’s portfolio. Vaughan Nelson seeks companies with the following characteristics, although not all of the companies selected will have these attributes:

•	Companies earning a positive economic margin with stable-to-improving returns.

•	Companies valued at a discount to their asset value.

•	Companies with an attractive and sustainable dividend level.

In selecting investments for the Fund, Vaughan Nelson generally employs the following strategy:

•

Value-driven investment philosophy that selects stocks selling at a relatively low value based on discounted cash flow models. Vaughan Nelson selects companies that it believes are out-of-favor or misunderstood.

•

Vaughan Nelson starts with an investment universe of 5,000 securities. Vaughan Nelson then uses value-driven screens to create a research universe of companies with market capitalizations of at least $100 million.

•	Vaughan Nelson uses fundamental analysis to construct a portfolio of 60 to 80 securities consisting of quality companies in the opinion of Vaughan Nelson.

•

Vaughan Nelson will generally sell a stock when it reaches Vaughan Nelson’s price target, when the issuer shows a deteriorating financial condition, or when it has repeated negative earnings surprises.

The Fund may also:

•	Invest in convertible preferred stock and convertible debt securities.

•	Invest up to 35% of its assets in fixed-income securities, including U.S. government bonds as well as lower quality debt securities.

•	Invest in foreign securities, including those of emerging markets.

•	Invest in REITs.

•	Invest in securities offered in initial public offerings (“IPOs”).

•

Engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund’s returns, and realization of greater short-term capital gains, distributions of which are taxable to shareholders who are individuals as ordinary income. Trading costs and tax effects associated with frequent trading may adversely affect the Fund’s performance.

As a temporary defensive measure, the Fund may hold any portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units) and/or invest in money market instruments or high quality debt securities as Vaughan Nelson deems appropriate. The Fund may miss certain investment opportunities if it uses such defensive strategies and thus may not achieve its investment goal.

Principal Investment Risks

The Fund has principal investment strategies that come with inherent risks. The principal risks of investing in the Fund are described in the Fund Summary under “Principal Investment Risks.” The Fund does not represent a complete investment program. In addition to the risks found in the Fund Summary, the following is a list of risks to which the Fund may be subject because of its investments in various types of securities or engagement in various practices.

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INVESTMENT GOALS, STRATEGIES AND RISKS

Emerging Markets Risk

This is the risk associated with investing in companies traded in emerging securities markets, which may be smaller and have shorter operating histories than companies in developed markets. Emerging markets involve risks in addition to, and greater than, those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.

Equity Securities Risk

You may lose money on your investment due to unpredictable drops in a stock’s value or periods of below-average performance in a given stock or in the stock market as a whole. The value of the Fund’s investments in equity securities is subject to the risks of unpredictable declines in the value of individual securities, industries and periods of below-average performance in individual securities, industries or in the equity market as a whole. Securities issued in IPOs tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of publicly available information and trading history. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. Equity securities may include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and other equity-like interests in an entity. Common stocks represent an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds and preferred stock generally take precedence over the claims of those who own common stock. Equity securities may take the form of stock in corporations, limited partnership interests, interests in limited liability companies, REITs or other trusts and other similar securities.

Fixed-Income Securities Risk

Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. You may lose money on your investment due to unpredictable drops in a security’s value or periods of below-average performance in a given security or in the securities market as a whole. Below investment-grade fixed-income securities (commonly known as “junk bonds”) may be subject to these risks to a greater extent than other fixed-income securities. These securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Foreign Securities Risk

This is the risk associated with investments in issuers located in foreign countries. The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of issuers and a small number of securities. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments can cause the value of the Fund’s non-U.S. investments to decline. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire foreign investment. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets. These risks also apply to securities of foreign issuers traded in the United States or through depositary receipt programs such as American Depositary Receipts.

Management Risk

The risk that a strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market Risk

The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions.

REITs Risk

The real estate industry is particularly sensitive to economic downturns. Securities of companies in the real estate industry, including REITs, are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or the securing mortgage loans held by the REIT. REITs are dependent upon cash flow from their investments to repay financing costs and also on the ability of the REITs’ managers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

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INVESTMENT GOALS, STRATEGIES AND RISKS

Small-Cap Companies Risk

Small-cap companies tend to have more limited markets and resources, and less liquidity, than companies with larger market capitalizations. Consequently, share prices of small-cap companies can be more volatile than, and perform differently from, larger capitalization company stocks.

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INVESTMENT GOALS, STRATEGIES AND RISKS

Vaughan Nelson Value Opportunity Fund

Investment Goal

The Fund seeks long-term capital appreciation. The Fund’s investment goal is non-fundamental, which means it may be changed without shareholder approval. The Fund will provide 60 days’ prior written notice to shareholders before changing the investment goal.

Principal Investment Strategies

The Fund, under normal market conditions, will invest primarily in companies that, at the time of purchase, have a market capitalization either within the capitalization range of the Russell Midcap Value Index, an unmanaged index that measures the performance of companies with lower price-to-book ratios and lower forecasted growth values within the broader Russell Midcap Index, or is $15 billion or less. However, the Fund does not have any market capitalization limits and may invest in companies with smaller or larger capitalizations.

Vaughan Nelson invests in medium-capitalization companies with a focus on absolute return. Vaughan Nelson uses a bottom-up value oriented investment process in constructing the Fund’s portfolio. Vaughan Nelson seeks companies with the following characteristics, although not all of the companies selected will have these attributes:

•	Companies earning a positive economic margin with stable-to-improving returns.

•	Companies valued at a discount to their asset value.

•	Companies with an attractive and sustainable dividend level.

In selecting investments for the Fund, Vaughan Nelson generally employs the following strategies:

•

Vaughan Nelson employs a value-driven investment philosophy that selects stocks selling at a relatively low value based on business fundamentals, economic margin analysis and discounted cash flow models. Vaughan Nelson selects companies that it believes are out-of-favor or misunderstood.

•	Vaughan Nelson narrows the investment universe by using value-driven screens to create a research universe of companies with market capitalizations between $1 billion and $20 billion.

•	Vaughan Nelson uses fundamental analysis to construct a portfolio that it believes has attractive return potential.

•

Vaughan Nelson will generally sell a stock when it reaches Vaughan Nelson’s price target or when the issuer shows a deteriorating financial condition due to increased competitive pressures or internal or external forces reducing future expected returns.

The Fund may also:

•	Invest in convertible preferred stock and convertible debt securities.

•	Invest in foreign securities, including those of emerging markets.

•	Invest in other investment companies, to the extent permitted by the 1940 Act.

•	Invest in REITs.

•	Invest in securities offered in initial public offerings (“IPOs”) and Rule 144A securities.

•

Engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund’s return, and realization of greater short-term capital gains, distributions of which are taxable to shareholders who are individuals as ordinary income. Trading costs and tax effects associated with frequent trading may adversely affect the Fund’s performance.

As a temporary defensive measure, the Fund may hold any portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units) and/or invest in money market instruments or high quality debt securities as Vaughan Nelson deems appropriate. The Fund may miss certain investment opportunities if it uses such defensive strategies and thus may not achieve its investment goal.

Principal Investment Risks

The Fund has principal investment strategies that come with inherent risks. The principal risks of investing in the Fund are described in the Fund Summary under “Principal Investment Risks.” The Fund does not represent a complete investment program. In addition to the risks found in the Fund Summary, the following is a list of risks to which the Fund may be subject because of its investments in various types of securities or engagement in various practices.

Emerging Markets Risk

This is the risk associated with investing in companies traded in emerging securities markets, which may be smaller and have shorter operating histories than companies in developed markets. Emerging markets involve risks in addition to, and greater than, those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.

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INVESTMENT GOALS, STRATEGIES AND RISKS

Equity Securities Risk

You may lose money on your investment due to unpredictable drops in a stock’s value or periods of below-average performance in a given stock or in the stock market as a whole. The value of the Fund’s investments in equity securities is subject to the risks of unpredictable declines in the value of individual securities, industries and periods of below-average performance in individual securities, industries or in the equity market as a whole. Securities issued in IPOs tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of publicly available information and trading history. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. Equity securities may include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and other equity-like interests in an entity. Common stocks represent an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds and preferred stock generally take precedence over the claims of those who own common stock. Equity securities may take the form of stock in corporations, limited partnership interests, interests in limited liability companies, REITs or other trusts and other similar securities.

Foreign Securities Risk

This is the risk associated with investments in issuers located in foreign countries. The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of issuers and a small number of securities. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments can cause the value of the Fund’s non-U.S. investments to decline. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire foreign investment. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets. These risks also apply to securities of foreign issuers traded in the United States or through depositary receipt programs such as American Depositary Receipts.

Management Risk

The risk that a strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market Risk

The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions.

REITs Risk

The real estate industry is particularly sensitive to economic downturns. Securities of companies in the real estate industry, including REITs, are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or the securing mortgage loans held by the REIT. REITs are dependent upon cash flow from their investments to repay financing costs and also on the ability of the REITs’ managers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

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More About Risk

Each Fund has principal investment strategies that come with inherent risks. The principal risks of investing in the Fund are described in the Fund Summary under “Principal Investment Risks.” The following is a list of risks to which each Fund may be subject because of its investments in various types of securities or engagement in various practices.

Correlation Risk

This is the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

Credit Risk

The risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Lower-rated fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments. Foreign securities may be subject to increased credit risk because of the potential difficulties of requiring foreign entities to honor their contractual commitments.

Emerging Markets Risk

The risk associated with investing in companies traded in developing securities markets, which may be smaller and have shorter operating histories than companies in developed markets. Emerging markets involve risks in addition to, and greater than, those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets. Settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a “failed settlement.” Failed settlements can result in losses to the funds.

Extension Risk

The risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the expected prepayment time, typically reducing the security’s value.

Foreign Risk

The risk associated with investments in issuers located in foreign countries. A Fund’s investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. companies. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments can cause the value of the Fund’s non-U.S. investments to decline. In the event of a nationalization, expropriation or other confiscation, a Fund that invests in foreign securities could lose its entire investment. When a Fund invests in securities from issuers located in countries with emerging markets, it may face greater foreign risk since emerging market countries may be more likely to experience political and economic instability. A Fund’s investment in foreign securities may be subject to foreign withholding and other taxes. In that case, the Fund’s yield on those securities would be decreased.

Correlation Risk

The Funds may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Information Risk

The risk that key information about a security is inaccurate or unavailable. Securities issued in initial public offerings, or IPO’s, involve greater information risk than other equity securities due to the lack of public information.

Interest Rate Risk

The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and prices fall when interest rates rise.

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Leverage Risk

The risk associated with securities or practices (e.g., borrowing or derivatives) that multiply small index or market movements into larger changes in value. Leverage magnifies the potential for gain and the risk of loss. As a result, a relatively small decline in the value of the underlying investments could result in a relatively large loss. Structured notes may be considered derivative securities and may be subject to this type of risk.

Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or at the time desired. A lack of liquidity may also cause the value of investments to decline. Derivatives and securities that involve substantial interest rate or credit risk tend to involve greater liquidity risk. In addition, liquidity risk tends to increase to the extent the Fund invests in securities whose sale may be restricted by law or by contract, such as Rule 144A securities. Investment in derivatives may be especially illiquid when compared to other securities, especially during periods of market stress. Similarly, at certain times, the market for money market and similar instruments may become illiquid. At these times, it may be difficult to sell securities. Illiquid investments may also be difficult to value.

Opportunity Risk

The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are invested in less profitable investments.

Options, Futures, Swap Contracts and Other Derivatives Risks

Certain of the Funds may use derivatives, which are financial contracts whose value depends upon or is derived from the value of an underlying asset, currency, reference rate or index. Derivatives include, among other things, options, futures, swaps (including credit default swaps) and structured notes. The Funds may (but are not required to) use derivatives as part of a strategy designed to reduce exposure to other risks, such as risks associated with changes in interest rates or currency risk (“hedging”). When a derivative security (a security whose value is based on another security, currency, index or other instrument) is used as a hedge against an offsetting position that a Fund also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a Fund uses a derivative security for purposes other than as a hedge, or, if a Fund hedges imperfectly, a Fund is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

The Funds may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk, to earn income, enhance yield or to gain exposure to issuers, indices, sectors, currencies and/or geographic regions. The use of derivatives for these purposes entails greater risk than using derivatives solely for hedging purposes.

Funds that use derivatives also face additional risks, such as liquidity risk, market risk, management risk, the credit risk relating to the other party to a derivative contract, the risk of difficulties in pricing and valuation, the risk of ambiguous documentation and the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates, or indices. This could, for example, cause a derivative transaction to imperfectly hedge the risk which it was intended to hedge. A Fund’s use of derivative instruments may involve risks greater than the risks associated with investing directly in securities and other traditional investments, may cause the Fund to lose more than the principal amount invested and may subject a Fund to the potential for unlimited loss. A Fund may be required to sell other securities at inopportune times to meet collateral requirements on its derivative transactions. In addition, a Fund’s use of derivatives may increase or accelerate the amount of taxes payable by shareholders. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial or that, if used, such strategies will be successful.

Political Risk

The risk of losses directly attributable to government or political actions.

Prepayment Risk

The risk that unanticipated prepayments may occur, reducing the return from mortgage- or asset-backed securities or REITs.

Valuation Risk

The risk that the Fund has valued certain securities at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid.

Percentage Investment Limitations. Except as set forth in the SAI, the percentage limitations set forth in this Prospectus and the SAI apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

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MANAGEMENT TEAM

Portfolio Holdings

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the section “Portfolio Holdings Information” in each Fund’s SAI.

A “snapshot” of each Fund’s investments may be found in its annual and semiannual reports. In addition, a list of each Fund’s full portfolio holdings, which is updated monthly after an aging period of at least 30 days (15 days for Vaughan Nelson Small Cap Value Fund and Vaughan Nelson Value Opportunity Fund and 60 days for AEW Real Estate Fund), is available on the Funds’ website www.funds.natixis.com/holdings. These holdings will remain accessible on the website until each Fund files its respective Form N-CSR or Form N-Q with the SEC for the period that includes the date of the information. In addition, a list of Vaughan Nelson Small Cap Value Fund’s and Vaughan Nelson Value Opportunity Fund’s top 10 holdings as of the month-end is generally available within 5 days after the month-end on the Fund’s website at www.funds.natixis.com (click on “Fund Information,” then “Our fund line-up,” then the name of the Fund and scroll down to “Portfolio Highlights”).

Meet the Funds’ Investment Advisers and Subadvisers

The Natixis Funds family currently includes 24 mutual funds. The Natixis Funds family had combined assets of $32.1 billion as of December 31, 2009. Natixis Funds are distributed through Natixis Distributors, L.P. (the “Distributor”). This Prospectus covers the Natixis Equity Funds (the “Funds” or each a “Fund”).

Advisers

Natixis Advisors, located at 399 Boylston Street, Boston, Massachusetts 02116, serves as the adviser to each of the Funds, except for AEW Real Estate Fund (for which AEW serves as adviser) and the CGM Advisor Targeted Equity Fund (for which CGM serves as adviser). Natixis Advisors is a subsidiary of Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France. Natixis Global Asset Management is ultimately owned principally, directly or indirectly, by three large French financial service entities: Natixis, an investment banking and financial services firm; the Caisse d’Epargne, a financial institution owned by French regional savings banks known as the Caisse d’Epargne, and the Banque Fédérale des Banques Populaires, a financial institution owned by regional cooperative banks known as the Banque Populaires. Natixis US has 15 principal subsidiary or affiliated asset management firms that collectively had over $264.9 billion in assets under management at December 31, 2009. Natixis Advisors oversees, evaluates, and monitors the subadvisory services provided to each Fund except for AEW Real Estate Fund and CGM Advisor Targeted Equity Fund. It also provides general business management and administration to each Fund except for AEW Real Estate Fund and CGM Advisor Targeted Equity Fund. Natixis Advisors does not determine what investments will be purchased or sold by the Funds. The subadvisers listed below make the investment decisions for their respective Funds.

The combined advisory and subadvisory fees paid by the Funds during the fiscal year ended December 31, 2009 as a percentage of each Fund’s average daily net assets were         % for the Natixis U.S. Diversified Portfolio,         % for the Hansberger International Fund,         % for the Harris Associates Large Cap Value Fund,         % for the Vaughan Nelson Small Cap Value Fund and         % for the Vaughan Nelson Value Opportunity Fund.

AEW, located at World Trade Center East, Two Seaport Lane, Boston, Massachusetts 02210, serves as the adviser to the AEW Real Estate Fund. AEW is a subsidiary of Natixis US. Together with other AEW adviser affiliates, AEW had $42.9 billion in assets under management as of December 31, 2009. For the fiscal year ended January 31, 2010, AEW Real Estate Fund paid         % of its average daily net assets to AEW in advisory fees.

CGM, located at One International Place, Boston, Massachusetts 02110, has served as adviser to the CGM Advisor Targeted Equity Fund since CGM’s inception in 1989. It also serves as investment adviser to three additional mutual funds and various institutional investors. CGM had over $7 billion in assets under management as of December 31, 2009. For the fiscal year ended December 31, 2009, the CGM Advisor Targeted Equity Fund paid         % of its average daily net assets to CGM in advisory fees.

Subadvisers

Each subadviser has full investment discretion and makes all determinations with respect to the investment of the assets of a Fund or a segment of a Fund, subject to the general supervision of the Fund’s adviser and the Board of Trustees.

AEW, located at World Trade Center East, Two Seaport Lane, Boston, Massachusetts 02210, serves as subadviser to a segment of the Natixis Income Diversified Portfolio. AEW is a subsidiary of Natixis US. Together with other AEW adviser affiliates, AEW had $42.9 billion in assets under management as of December 31, 2009.

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MANAGEMENT TEAM

BlackRock, 800 Scudders Mill Road, Plainsboro, New Jersey 08536, is an indirect, wholly owned subsidiary of BlackRock, Inc. and serves as subadviser to a segment of Natixis U.S. Diversified Portfolio. BlackRock is a registered investment adviser and commodity pool operator organized in 1999. BlackRock and its affiliates had approximately $3.35 trillion in investment company and other portfolio assets under management as of December 31, 2009.

Hansberger, located at 401 East Las Olas Boulevard, Suite 1700, Fort Lauderdale, Florida 33301, serves as a subadviser to the Hansberger International Fund. Established in 1994, Hansberger is a subsidiary of Natixis US. Hansberger managed approximately $7.4 billion in assets as of December 31, 2009, and specializes in international investing, managing institutional separate portfolios and mutual funds.

Harris Associates, located at Two North LaSalle Street, Chicago, Illinois 60602, serves as subadviser to the Harris Associates Large Cap Value Fund and a segment of the Natixis U.S. Diversified Portfolio. Harris Associates, a subsidiary of Natixis US, managed $50.8 billion in assets as of December 31, 2009, and, together with its predecessor, has managed investments since 1976. It also manages investments for other mutual funds as well as assets of individuals, trusts, retirement plans, endowments, foundations, and several private partnerships.

Loomis Sayles, located at One Financial Center, Boston, Massachusetts 02111, serves as a subadviser to segments of the Natixis Income Diversified Portfolio and Natixis U.S. Diversified Portfolio. Loomis Sayles is a subsidiary of Natixis US. Founded in 1926, Loomis Sayles is one of the oldest investment advisory firms in the United States with over $142.3 billion in assets under management as of December 31, 2009. Loomis Sayles is well known for its professional research staff, which is one of the largest in the industry.

Vaughan Nelson, located at 600 Travis Street, Suite 6300, Houston, Texas 77002, serves as subadviser to the Vaughan Nelson Small Cap Value Fund and Vaughan Nelson Value Opportunity Fund. Vaughan Nelson is a subsidiary of Natixis US. Originally founded in 1970, Vaughan Nelson focuses primarily on managing equity and fixed-income funds for clients who consist of foundations, university endowments and corporate retirement and family/individual core funds. As of December 31, 2009, Vaughan Nelson had $7.7 billion in assets under management.

Subadvisory Agreements

The Natixis Funds have received an exemptive order from the SEC that permits Natixis Advisors to amend or continue existing subadvisory agreements when approved by the Board of Trustees, without shareholder approval. The exemption also permits Natixis Advisors to enter into new subadvisory agreements with subadvisers that are not affiliated with Natixis Advisors without shareholder approval, if approved by the Board of Trustees. Before a Fund can rely on the exemptions described above, a majority of the shareholders of the Fund must approve reliance by the Fund on the exemptive order. Certain Natixis Funds have received shareholder approval to rely on the exemptive order. Shareholders will be notified of any subadviser changes within 90 days of such changes.

A discussion of the factors considered by the Funds’ Board of Trustees in approving the Funds’ investment advisory and sub-advisory contracts is available in the Funds’ financial reports for the six months ended June 30, 2009 for the CGM Advisor Targeted Equity Fund, Hansberger International Fund, Harris Associates Large Cap Value Fund, Natixis U.S. Diversified Portfolio and Vaughan Nelson Small Cap Value Fund and for the six months ended July 31, 2009 for the AEW Real Estate Fund.

Portfolio Trades

In placing portfolio trades, the Fund’s adviser or subadviser may use brokerage firms that market the Funds’ shares or are affiliated with Natixis US, Natixis Advisors or any adviser or subadviser. In placing trades, any adviser or subadviser will seek to obtain the best combination of price and execution, which involves a number of subjective factors. Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Board of Trustees.

Securities Lending. Each Fund may lend a portion of its portfolio securities to brokers, dealers and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see “Investment Strategies” in the SAI for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to the party arranging the loan.

In addition, any investment of cash is generally at the sole risk of the Funds. Any income or gains and losses from investing and reinvesting any cash collateral delivered by a borrower pursuant to a loan are generally at the Funds’ risk, and to the extent any such losses reduce the amount of cash below the amount required to be returned to the borrower upon the termination of any loan, the Funds may be required by the securities lending agent to pay or cause to be paid to such borrower an amount equal to such shortfall in cash, possibly requiring it to liquidate other portfolio securities to satisfy its obligations.

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MANAGEMENT TEAM

Transactions with Other Investment Companies. Pursuant to SEC exemptive relief, each Fund (except CGM Advisor Targeted Equity Fund) may be permitted to invest its daily cash balances in shares of money market and short-term bond funds advised by Natixis Advisors or its affiliates (“Central Funds”). The Central Funds currently include two money market funds: the Money Market Fund and the Daily Income Fund. The Money Market Fund is advised by Natixis Advisors and subadvised by Reich & Tang and the Daily Income Fund is advised by Reich & Tang. Because Natixis Advisors and Reich & Tang are each subsidiaries of Natixis US, the Fund and the Central Funds may be considered to be related companies comprising a “group of investment companies” under the 1940 Act. The Funds may also make investments in related investment companies to the extent permitted by SEC regulation.

Pursuant to such exemptive relief, the Funds may also borrow and lend money for temporary or emergency purposes directly to and from other funds through an interfund credit facility. In addition to the Funds and the Central Funds, series of the following mutual fund groups may also be able to participate in the facility: Natixis Funds Trust I (except the CGM Advisor Targeted Equity Fund series), Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Harris Associates Investment Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and Gateway Trust. The advisers and subadvisers to these mutual funds currently include Natixis Advisors, Reich & Tang, Loomis Sayles, AEW, BlackRock, Gateway, Harris Associates, Hansberger and Vaughan Nelson. Each of these advisers and subadvisers (except BlackRock) are subsidiaries of Natixis US and are thus “affiliated persons” under the 1940 Act by reason of being under common control by Natixis US. In addition, because the Funds, and other funds, are advised by firms that are affiliated with one another, they may be considered to be related companies comprising a “group of investment companies” under the 1940 Act. The Central Funds will participate in the credit facility only as lenders. Participation in such an interfund lending program would be voluntary for both borrowing and lending funds, and a Fund would participate in an interfund lending program only if the Board of Trustees determined that doing so would benefit the Fund. Should a Fund participate in such an interfund lending program, the Board of Trustees would establish procedures for the operation of the program by the advisers or an affiliate. The Funds may engage in the transactions described above without further notice to shareholders. The Funds may also make investments in related investment companies to the extent permitted by SEC regulation.

Meet the Funds’ Portfolio Managers

The following persons have had primary responsibility for the day-to-day management of each indicated Fund’s portfolio since the date stated below.

AEW

Matthew A. Troxell — Matthew A. Troxell has managed the AEW Real Estate Fund since its inception in December 2000. Mr. Troxell, Managing Director and Portfolio Manager, joined AEW in 1994. Mr. Troxell, a member of the National Association of Real Estate Investment Trusts, received a B.A. from Tufts University. He holds the designation of Chartered Financial Analyst and has over 27 years of experience in investment analysis and portfolio management.

BlackRock

Edward P. Dowd — Edward P. Dowd has co-managed the BlackRock segment of the Natixis U.S. Diversified Portfolio since November 2008. Mr. Dowd, Managing Director at BlackRock, joined the firm in 2005 following BlackRock’s merger with State Street Research & Management (SSRM). Prior to joining BlackRock, Mr. Dowd was a Vice President at SSRM. He joined SSRM in 2002 and was a co-portfolio manager of the State Street Research Legacy Fund.

Jeffrey R. Lindsey — Jeffrey R. Lindsey has co-managed the BlackRock segment of the Natixis U.S. Diversified Portfolio since November 2008. Mr. Lindsey, Managing Director at BlackRock, joined the firm in 2005 following BlackRock’s merger with SSRM. He joined SSRM in 2002 and was promoted to Chief Investment Officer - Growth in 2003. Mr. Lindsey holds the designation of Chartered Financial Analyst.

CGM

G. Kenneth Heebner — G. Kenneth Heebner has managed the CGM Advisor Targeted Equity Fund since 1976. Mr. Heebner currently serves as senior portfolio manager of CGM, which he co-founded in 1989. Mr. Heebner received a B.S. from Amherst College and an M.B.A. from Harvard Business School. He holds the designation of Chartered Financial Analyst and is a 43-year veteran of the investment industry.

Hansberger

Trevor Graham — Trevor Graham has co-managed the international growth segment of the Hansberger International Fund since August 2005. Mr. Graham, Senior Vice President — Research of Hansberger, joined the firm in 2004. Prior to joining Hansberger, he was an analyst at Phillips, Hager & North Investment Management Ltd. Mr. Graham received a Bachelor of Commerce Degree in International Finance from the University of Victoria. He holds the designation of Chartered Financial Analyst and has over 13 years of investment experience.

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MANAGEMENT TEAM

Ronald Holt — Ronald Holt has co-managed the international value segment of the Hansberger International Fund since August 2003. Mr. Holt, CEO and Co-CIO — Value Team joined Hansberger in 1997. Prior to assuming the role of CEO and Co-CIO — Value Team, he was a senior research analyst and portfolio manager at Hansberger. Mr. Holt received a B.A. from Columbia University and an M.B.A. in Finance from New York University’s Stern School of Business. He holds the designation of Chartered Financial Analyst and has over 18 years of financial services experience.

Barry A. Lockhart — Barry A. Lockhart has co-managed international growth segment of the Hansberger International Fund since March 2002. He also manages other Hansberger mutual funds. Mr. Lockhart, Deputy Managing Director — Canada, of Hansberger, joined the firm in 1999. Mr. Lockhart received an M.B.A. and a Bachelor of Commerce Degree from McMaster University. He holds the designation of Chartered Financial Analyst and has over 20 years of financial services experience.

Lauretta Reeves — Lauretta (Retz) Reeves has co-managed the international value segment of Hansberger International Fund since August 2003. Ms. Reeves, Co-CIO — Value Team, joined Hansberger in 1996. Ms. Reeves received a B.S. from Florida International University and an M.B.A. from Nova-Southeastern University. She holds the designation of Chartered Financial Analyst and has over 22 years of investment experience.

Patrick H. Tan — Patrick H. Tan has co-managed the international growth segment of Hansberger International Fund since March 2002. He also manages other Hansberger mutual funds. Mr. Tan, Senior Vice President — Research, of Hansberger, joined the firm in 1999. Mr. Tan received a B.A. from the University of Toronto and has over 15 years of investment-related experience.

Thomas R.H. Tibbles — Thomas R.H. Tibbles has led the management team for the international growth segment of Hansberger International Fund since March 2002. He also manages other Hansberger mutual funds. Mr. Tibbles, CIO — Growth Team and Managing Director — Canada, joined the firm in 1999. He received a Bachelor of Commerce Degree with distinction from the University of Toronto, Trinity College. Mr. Tibbles holds the designation of Chartered Financial Analyst and has over 22 years of financial services experience.

Harris Associates

Edward S. Loeb — Edward S. Loeb has co-managed the Harris Associates Large Cap Value Fund since July 2002 and the Harris Associates segment of the Natixis U.S. Diversified Portfolio since October 2000. Mr. Loeb joined the firm in 1989. Mr. Loeb received an M.B.A. from Northwestern University and a B.A. from Princeton University. Mr. Loeb holds the designation of Chartered Financial Analyst and has over 20 years of investment experience.

Michael J. Mangan — Michael J. Mangan has co-managed Harris Associates Large Cap Value Fund since July 2002 and Harris Associates segment of the Natixis U.S. Diversified Portfolio since May 2005. Mr. Mangan joined the firm in 1997. Mr. Mangan received a B.B.A. from the University of Iowa and an M.B.A. from Northwestern University. Mr. Mangan is a CPA, holds the designation of Chartered Financial Analyst and has over 20 years of investment management experience.

Diane L. Mustain — Diane L. Mustain has co-managed Harris Associates Large Cap Value Fund and the Harris Associates segment of the Natixis U.S. Diversified Portfolio since May 2005. Ms. Mustain, a portfolio manager of Harris Associates, joined the firm in 2002. Ms. Mustain received a B.S. and an M.B.A. from DePaul University. She holds the designation of Chartered Financial Analyst and has more than 27 years of investment experience.

Loomis Sayles

Philip C. Fine — Philip C. Fine has managed the Loomis Sayles mid-cap growth segment of Natixis U.S. Diversified Portfolio since March 2001. Mr. Fine, Vice President of Loomis Sayles, began his investment career in 1988 and joined the firm in 1996. He received an A.B. and a Ph.D. from Harvard University. He holds the designation of Chartered Financial Analyst and has over 20 years of investment experience.

Joseph R. Gatz — Joseph R. Gatz has co-managed the Loomis Sayles small cap value segment of Natixis U.S. Diversified Portfolio since January 2000. Mr. Gatz, Vice President of Loomis Sayles, began his investment career in 1985 and joined the firm in 1999. Mr. Gatz received an M.B.A. from Indiana University and a B.A. from Michigan State University. He holds the designation of Chartered Financial Analyst and has over 23 years of investment experience.

Daniel G. Thelen — Daniel G. Thelen has co-managed the Loomis Sayles small cap value segment of Natixis U.S. Diversified Portfolio since April 2000. Mr. Thelen, Vice President of Loomis Sayles, began his investment career in 1990 and joined the firm in 1996. Mr. Thelen received an M.B.A. and a B.A. from Michigan State University. He holds the designation of Chartered Financial Analyst and has over 18 years of investment experience.

Vaughan Nelson

Dennis G. Alff — Dennis G. Alff has co-managed Vaughan Nelson Value Opportunity Fund since October 2008. Mr. Alff, a Portfolio Manager of Vaughan Nelson, joined the firm in 2006. Mr. Alff received a B.S. from the United States Military Academy and an M.B.A. from Harvard Business School. Mr. Alff holds the designation of Chartered Financial Analyst and has over 13 years of investment management and research experience.

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MANAGEMENT TEAM

Chris D. Wallis — Chris D. Wallis has co-managed Vaughan Nelson Small Cap Value Fund and Vaughan Nelson Value Opportunity Fund since March 2004 and October 2008, respectively. Mr. Wallis, a Senior Portfolio Manager of Vaughan Nelson, joined the firm in 1999. Mr. Wallis received a B.B.A. from Baylor University and an M.B.A. from Harvard Business School. Mr. Wallis holds the designation of Chartered Financial Analyst and has over 17 years of investment/financial analysis and accounting experience.

Scott J. Weber — Scott J. Weber has co-managed Vaughan Nelson Small Cap Value Fund and Vaughan Nelson Value Opportunity Fund since April 2004 and October 2008, respectively. Mr. Weber, a Portfolio Manager of Vaughan Nelson, joined the firm in 2003. Prior to joining Vaughan Nelson he was a Vice President of RBC Capital Markets. Mr. Weber received a B.S. from the University of the South and an M.B.A. from Tulane University. He has over 12 years of investment management and financial analysis experience.

Please see the Funds’ SAI for information on portfolio manager compensation, other accounts under management by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

Fund Services

Investing in the Funds

Compensation to Securities Dealers

The Distributor, the Funds’ advisers and their respective affiliates may, out of their own resources, which generally come directly or indirectly from fees paid by the Fund, make payments to certain dealers and other financial intermediaries that satisfy certain criteria established from time to time by the Distributor. Payments may vary based on sales, the amount of assets a dealer’s or intermediary’s clients have invested in the Fund, and other factors. These payments may also take the form of sponsorship of seminars or informational meetings or payments for attendance by persons associated with a dealer or intermediary at informational meetings. The Distributor and its affiliates may also make payments for recordkeeping and other transfer agency-related services to dealers and intermediaries that sell Fund shares.

The payments described in this section, which may be significant to the dealers and the financial intermediaries, may create an incentive for a dealer or financial intermediary or their representatives to recommend or sell shares of a particular fund or share class over other mutual funds or share classes. Additionally, these payments may result in certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments, including placement on a sales list, including a preferred or select sales list, or in other sales programs. These payments may create potential conflicts of interest between an investor and a dealer or other financial intermediary who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial representative and review carefully any disclosure by the dealer or other financial intermediary as to what monies it receives from mutual fund advisers and distributors, as well as how your financial representative is compensated. Please see the SAI for additional information about payments made by the Distributor and its affiliates to dealers and intermediaries. Please also contact your dealer or financial intermediary for details about payments it may receive.

It’s Easy to Open an Account

To Open an Account with Natixis Funds:

1.	Read this Prospectus carefully. Each Fund is generally available for purchase in the U.S., Puerto Rico, Guam and the U.S. Virgin Islands. Except to the extent otherwise permitted by the Distributor, the Funds will only accept accounts from U.S. citizens with a U.S. address or resident aliens with a U.S. address and a U.S. taxpayer identification number.

•

The Vaughan Nelson Small Cap Value Fund was closed to new investors effective July 31, 2009. The Fund remains open to existing shareholders, including currently funded defined contribution, defined benefit and all other employee benefit plans and their participants (including new participants in such plans). The Fund may not be added to any employee benefit platforms. Qualified plans that held shares in the Fund prior to October 16, 2009 may continue to invest in the Fund.

Independent investment advisers, as well as registered representatives using broker-dealers for existing accounts in the Vaughan Nelson Small Cap Value Fund, are allowed to add assets for their existing client accounts only. Clients of independent investment advisers and registered representatives who did not have an existing account in the Vaughan Nelson Small Cap Value Fund prior to July 31, 2009 are not permitted to open new accounts.

The ability of the transfer agent to monitor new accounts in the Vaughan Nelson Small Cap Value Fund that are opened through

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omnibus or other nominee accounts is limited. In general, the Vaughan Nelson Small Cap Value Fund looks to the financial intermediaries to prevent new accounts from being opened within omnibus accounts. There are no assurances that the financial intermediaries will properly monitor all new accounts.

2.	Determine how much you wish to invest. See the information regarding investment minimums for various types of accounts in the section “Purchase and Sale of Fund Shares.”

Due to operational limitations at your financial intermediary, certain wrap fee programs, retirement plans, Individual Retirement Accounts and accounts of Registered Investment Advisers may be subject to the investment minimums described above. Please consult your financial representative for more information.

At the discretion of Natixis Advisors, clients of Natixis Advisors and its affiliates may purchase Class Y shares of the Funds below the stated minimums.

Additionally, the following accounts may purchase Class Y shares with no initial or subsequent investment minimum:

•	Insurance Company Accounts of New England Financial, Metropolitan Life Insurance Company (“MetLife”) or their affiliates.

•	Deferred Compensation Plan Accounts of New England Life Insurance Company (“NELICO”), MetLife or their affiliates (“Deferred Compensation Accounts”).

•	Separate Accounts of New England Financial, MetLife or their affiliates.

3.	You should contact Natixis Funds at 800-225-5478 for an application or if you have any questions about purchasing Fund shares.

4.	Use the sections of this Prospectus that follow as your guide for purchasing shares.

Certificates

Certificates will not be issued for any class of shares.

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Buying Shares

Except to the extent otherwise permitted by the Distributor, the Funds will only accept investments from U.S. citizens with a U.S. address or resident aliens with a U.S. address and a U.S. taxpayer identification number.

	Opening an Account	Adding to an Account
Through Your Investment Dealer	• Call your investment dealer for information about opening or adding to an account. Dealers may also charge you a processing or service fee in connection with the purchase of Fund shares.

By Mail	• Make out a check in U.S. dollars for the investment amount, payable to “Natixis Funds.” Third party checks, “starter” checks and credit card convenience checks will not be accepted.	• Make out a check in U.S. dollars for the investment amount, payable to “Natixis Funds.” Third party checks, “starter” checks and credit card convenience checks will not be accepted.

	• Mail the check with your completed application to Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, or the overnight address, 330 West 9th Street, Kansas City, MO 64105-1514.	• Complete the investment slip from an account statement or include a letter specifying the Fund name, your class of shares, your account number and the registered account name(s).

	• Shares purchased by check are redeemable although the Fund may withhold payment until the purchase check has cleared. See the section “Selling Restrictions.”	• Shares purchased by check are redeemable although the Fund may withhold payment until the purchase check has cleared. See the section “Selling Restrictions.”

By Exchange (See the section “Exchanging Shares” for more details.)	• Call your investment dealer or Natixis Funds at 800-225-5478 or visit www.funds.natixis.com to obtain a current prospectus for the Fund into which you are exchanging.	• Call your investment dealer or Natixis Funds at 800-225-5478 to request an exchange.

• Call Natixis Funds to request an exchange.

By Wire	• Mail your completed application to Natixis Funds, P.O. Box 219579, Kansas City, MO 64121- 9579.	• Instruct your bank to transfer funds to State Street Bank & Trust Company, ABA #011000028, and DDA #99011538.

	• Call Natixis Funds to obtain an account number and wire transfer instructions. Your bank may charge you for such a transfer.	• Specify the Fund name, your class of shares, your account number and the registered account name(s). Your bank may charge you for such a transfer.

Through Automated Clearing House (“ACH”)	• Although you cannot open an account through ACH, you may add this feature by selecting it on your account application. • Ask your bank or credit union whether it is a member of the ACH system.

•    Call Natixis Funds at 800-225-5478 to add shares to your account through ACH.

•    If you have not signed up for the ACH system, please call Natixis Funds (or visit www.funds.natixis.com) for a Service Options Form. A medallion signature guarantee may be required.

•    Shares purchased through ACH may not be available immediately for redemption. See the section “Selling Restrictions.”

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Selling Shares

To Sell Some or All of Your Shares

Certain restrictions may apply. Investments made by check or through ACH may not be available immediately for redemption. See the section “Restrictions on Buying, Selling and Exchanging Shares.” Generally, a transaction fee will be charged for expedited payment of redemption proceeds of $5.50 for wire transfers, $50 for international wire transfers or $20.50 for overnight delivery. These fees are subject to change.

Through Your Investment Dealer	• Call your investment dealer for information. Dealers may also charge you a processing or service fee in connection with the redemption of Fund shares.

By Mail

•    Write a letter to request a redemption. Specify the name of your fund, class of shares, account number, the exact registered account name(s), the number of shares or the dollar amount to be redeemed and the method by which you wish to receive your proceeds. Additional materials may be required. See the section “Selling Shares in Writing.”

• The request must be signed by all of the owners of the shares and must include the capacity in which they are signing, if appropriate.

•    Mail your request by regular mail to Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579 or by registered, express or certified mail to Natixis Funds, 330 West 9th Street, Kansas City, MO 64105-1514.

•    Your proceeds will be delivered by the method chosen in your letter. Proceeds delivered by mail will generally be mailed to you within three business days after the request is received in good order, although it may take longer. See the section “Selling Restrictions.”

By Exchange (See the section “Exchanging Shares” for more details.)

•    Obtain a current prospectus for the fund into which you are exchanging by calling your investment dealer or Natixis Funds at 800-225-5478 or visit www.funds.natixis.com.

•    Call Natixis Funds to request an exchange.

By Wire	• Complete the “Bank Information” section on your account application.

• Call Natixis Funds at 800-225-5478 or indicate in your redemption request letter (see above) that you wish to have your proceeds wired to your bank.

•    Proceeds will generally be wired on the next business day, although it may take longer. See the section “Selling Restrictions”. A wire fee will be deducted from the proceeds. Your bank may charge you a fee to receive the wire.

Through Automated Clearing House	• Ask your bank or credit union whether it is a member of the ACH system. • Complete the “Bank Information” section on your account application.

•    If you have not signed up for the ACH system on your application, please call Natixis Funds at 800-225-5478 or visit www.funds.natixis.com for a Service Options Form. A medallion signature guarantee may be required.

• Call Natixis Funds to request an ACH redemption.

• Proceeds will generally arrive at your bank within three business days, although it may take longer. See the section “Selling Restrictions.”

By Telephone

•    Call Natixis Funds at 800-225-5478 to choose the method you wish to use to redeem your shares. You may receive your proceeds by mail, by wire or through ACH (see above), subject to certain restrictions. See the section “Selling Restrictions.”

By Systematic Withdrawal Plan (See the section “Additional Investor Services” for more details.)

•    Call Natixis Funds at 800-225-5478 or your financial representative for more information.

•    Because withdrawal payments may have tax consequences, you should consult your tax adviser before establishing such a plan.

Selling Shares in Writing

If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations, we also may require a medallion signature guarantee or additional documentation.

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A medallion signature guarantee protects you against fraudulent orders and is necessary if:

•	your address of record or bank account information has been changed within the past 30 days;

•	you are selling more than $100,000 worth of shares and you are requesting the proceeds by check;

•	a proceeds check for any amount is either mailed to an address other than the address of record or not payable to the registered owner(s); or

•	the proceeds are sent by check, wire or in some circumstances ACH to a bank account whose owner(s) do not match the owner(s) of the fund account.

A notary public cannot provide a medallion signature guarantee. The Funds will only accept medallion signature guarantees bearing the STAMP 2000 Medallion imprint. A medallion signature guarantee can be obtained from one of the following sources:

•	a financial representative or securities dealer;

•	a federal savings bank, cooperative or other type of bank;

•	a savings and loan or other thrift institution;

•	a credit union; or

•	a securities exchange or clearing agency.

In some situations additional documentation may be necessary. Please contact your financial representative or Natixis Funds regarding documentation requirements.

Exchanging Shares

You may exchange Class Y shares of your Fund, subject to minimum investment requirements, for Class Y shares of any Natixis Fund that offers Class Y shares, for Institutional Class shares of any series of Loomis Sayles Funds that offers Institutional Class shares or for Class A shares of the Money Market Fund subject to certain restrictions noted below. The exchange must be for at least the minimum to open an account or the total NAV of your account, whichever is less. All exchanges are subject to the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges into that fund. The exchange privilege may be exercised only in those states where shares of such funds may be legally sold. For U.S. federal income tax purposes, an exchange of fund shares for shares of another fund is generally treated as a sale on which gain or loss may be recognized. Subject to the applicable rules of the SEC, the Board of Trustees reserves the right to modify the exchange privilege at any time. Before requesting an exchange into any other fund, please read its prospectus carefully. You may be unable to hold your shares through the same financial intermediary if you engage in certain share exchanges. You should contact your financial intermediary for further details. Please refer to the SAI for more detailed information on exchanging Fund shares.

In certain limited circumstances, accounts participating in wrap fee programs may exchange Class A shares of a fund for Class Y shares of the same fund. In order to exchange shares, a representative of the wrap fee program must contact the Distributor in advance and follow the procedures set forth by the Distributor. In addition, all class A shares held through the specific wrap fee platform must be exchanged for Class Y shares of the same fund. Shareholders will not be charged any fee as a result of the exchange. An exchange of shares for shares of a different class in the same fund generally should not be a taxable event for the exchanging shareholder.

Restrictions on Buying, Selling and Exchanging Shares

The Funds discourage excessive, short-term trading that may be detrimental to the Funds and their shareholders. Frequent purchases and redemptions of Fund shares by shareholders may present certain risks for other shareholders in a Fund. This includes the risk of diluting the value of Fund shares held by long-term shareholders, interfering with the efficient management of the Fund’s portfolio, and increasing brokerage and administrative costs. Funds investing in securities that require special valuation processes (such as foreign securities, high yield securities, or small cap securities) may also have increased exposure to these risks. The Board of Trustees has adopted the following policies to address and discourage such trading.

Each Fund reserves the right to suspend or change the terms of purchasing or exchanging shares. Each Fund and the Distributor reserve the right to reject any purchase or exchange order for any reason, including if the transaction is deemed not to be in the best interests of the Fund’s other shareholders or possibly disruptive to the management of the Fund. A shareholder whose exchange order has been rejected may still redeem its shares by submitting a redemption request as described above under “Selling Shares.”

Limits on Frequent Trading. Without limiting the right of each Fund and the Distributor to reject any purchase or exchange order, each Fund and the Distributor may (but are not obligated to) restrict purchases and exchanges for the accounts of “market timers.” An account may be deemed to be one of a market timer if it makes two “round trips” in any Fund over a 90-day interval, as determined by the Fund. A “round trip” is a purchase (including a purchase by exchange) into a Fund followed by a redemption (including a redemption

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by exchange) of any amount out of the same Fund. The above limits are applicable whether you hold shares directly with a Fund or indirectly through a financial intermediary, such as a broker, bank, investment adviser, recordkeeper for retirement plan participants, or other third party. The preceding is not an exclusive description of activities that the Funds and the Distributor may consider to be “market timing.”

Notwithstanding the above, certain financial intermediaries, such as retirement plan administrators, may monitor and restrict the frequency of purchase and redemption transactions in a manner different from that described above. The policies of these intermediaries may be more or less restrictive than the generally applicable policies described above. The Fund may choose to rely on a financial intermediary’s restrictions on frequent trading in place of the Fund’s own restrictions if the Fund determines, in its discretion, that the financial intermediary’s restrictions provide reasonable protection for the Fund from excessive short-term trading activity. Please contact your financial representative for additional information regarding their policies for limiting the frequent trading of Fund shares.

This policy also does not apply with respect to shares purchased by certain funds-of-funds or similar asset allocation programs that rebalance their investments only infrequently. To be eligible for this exemption, the fund-of-funds or asset allocation program must identify itself to and receive prior written approval from the Fund or the Distributor. A Fund and Distributor may request additional information to enable them to determine that the fund-of-funds or asset allocation program is not designed to and/or is not serving as a vehicle for disruptive short-term trading, which may include requests for (i) written assurances from the sponsor or investment manager of the fund-of-funds or asset allocation program that it enforces the Fund’s frequent trading policy on investors or another policy reasonably designed to deter disruptive short-term trading in Fund shares, and/or (ii) data regarding transactions by investors in the fund-of-funds or asset allocation program, for periods and on a frequency determined by the Fund and Distributor, so that the Fund can monitor compliance by such investors with the trading limitations of the Fund or of the fund-of-funds or asset allocation program.

Trade Activity Monitoring. Trading activity is monitored selectively on a daily basis in an effort to detect excessive short-term trading activities. If the Fund or the Distributor believes that a shareholder or financial intermediary has engaged in market timing or other excessive, short-term trading activity, it may, in its discretion, request that the shareholder or financial intermediary stop such activities or refuse to process purchases or exchanges in the accounts. At its discretion, the Fund or the Distributor may restrict or prohibit transactions by such identified shareholders or intermediaries. In making such judgments, the Fund and the Distributor seek to act in a manner that they believe is consistent with the best interests of all shareholders. The Fund and the Distributor also reserve the right to notify financial intermediaries of the shareholder’s trading activity.

Accounts Held by Financial Intermediaries. The ability of a Fund and the Distributor to monitor trades that are placed by omnibus or other nominee accounts is more limited in those instances in which the financial intermediary maintains the record of a Fund’s underlying beneficial owners. In general, each Fund and the Distributor will review trading activity at the omnibus account level. If a Fund and the Distributor detect suspicious activity, they may request and receive personal identifying information and transaction histories for some or all underlying shareholders (including plan participants) to determine whether such shareholders have engaged in market timing or other excessive, short-term trading activity. If a Fund believes that a shareholder has engaged in market timing or other excessive, short-term trading activity in violation of the Fund’s policies through an omnibus account, the Fund will attempt to limit transactions by the underlying shareholder which engaged in such trading, although it may be unable to do so. The Fund may also limit or prohibit additional purchases of Fund shares by an intermediary. Investors should not assume the Fund will be able to detect or prevent all market timing or other trading practices that may disadvantage the Fund.

Purchase Restrictions

Each Fund is required by federal regulations to obtain certain personal information from you and to use that information to verify your identity. The Funds may not be able to open your account if the requested information is not provided. Each Fund reserves the right to refuse to open an account, close an account and redeem your shares at the then-current price or take other such steps that the Fund deems necessary to comply with federal regulations if your identity cannot be verified.

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Selling Restrictions

The table below describes restrictions placed on selling shares of the Fund. Please see the SAI for additional information regarding redemption payment policies:

Restriction	Situation
Each Fund may suspend the right of redemption or postpone payment for more than 7 days:	• When the New York Stock Exchange (the “NYSE”) is closed (other than a weekend/holiday) as permitted by the SEC.

• During an emergency as permitted by the SEC.

• During any other period permitted by the SEC.

Each Fund reserves the right to suspend account services or refuse transaction requests:	• With a notice of a dispute between registered owners or death of a registered owner.

• With suspicion/evidence of a fraudulent act.

Each Fund may pay the redemption price in whole or in part by a distribution in kind of readily marketable securities in lieu of cash or may take up to 7 days to pay a redemption request in order to raise capital:	• When it is detrimental for a Fund to make cash payments as determined in the sole discretion of the adviser or subadviser.

Each Fund may withhold redemption proceeds for 10 days from the purchase date:	• When redemptions are made within 10 calendar days of purchase by check or ACH to allow the check or ACH transaction to clear.

If you hold certificates representing your shares, they must be sent with your request for it to be honored. It is recommended that certificates be sent by registered mail.

Although most redemptions are made in cash, as described in the SAI, each Fund reserves the right to redeem shares in kind. If a shareholder receives a distribution in kind, the shareholder will bear the market risk associated with the distributed securities and may incur brokerage or other charges in converting the securities to cash.

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How Fund Shares Are Priced

“Net asset value” is the price of one share of a Fund without a sales charge, and is calculated each business day using this formula:

Net Asset Value =	Total market value of securities + Cash and other assets – Liabilities Number of outstanding shares

The NAV of Fund shares is determined pursuant to policies and procedures approved by the Board of Trustees, as summarized below:

•

A share’s NAV is determined at the close of regular trading on the NYSE on the days the NYSE is open for trading. This is normally 4:00 p.m., Eastern time. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. In addition, the Fund’s shares will not be priced on the holidays listed in the SAI. See the section “Net Asset Value” in the SAI for more details.

•

The price you pay for purchasing, redeeming or exchanging a share will be based upon the NAV next calculated (plus or minus applicable sales charges as described earlier in the Fund Summary) after your order is received by the transfer agent “in good order.”[1]

•

Requests received by the Funds after the NYSE closes will be processed based upon the NAV determined at the close of regular trading on the next day that the NYSE is open. If the transfer agent receives the order in good order by 4:00 p.m., Eastern time, the shareholder will receive that day’s NAV. Under limited circumstances, the Distributor may enter into contractual agreements pursuant to which orders received by your investment dealer before the Fund determines its NAV and transmitted to the transfer agent prior to market open on the next business day, are processed at the NAV determined on the day the order was received by your investment dealer. Please contact your investment dealer to determine whether it has entered into such a contractual agreement. If your investment dealer has not entered into such a contractual agreement, your order will be processed at the NAV next determined after your investment dealer submits the order to the Fund.

•	A fund that invests in foreign securities may have NAV changes on days when you cannot buy or sell its shares.

1	Please see the section “Buying Shares,” which provides additional information regarding who can receive a purchase order.

Generally, during times of substantial economic or market change, it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in the sections “Buying Shares” and “Selling Shares.”

Generally, Fund securities are valued as follows:

•	Equity securities — last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price.

•

Debt securities (other than short-term obligations) — based upon evaluated prices furnished to a Fund by an independent pricing service, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

•	Short-term obligations (purchased with an original or remaining maturity of 60 days or less) — amortized cost (which approximates market value).

•

Securities traded on foreign exchanges — market price on the foreign exchange, unless the Fund believes that an occurrence after the close of that exchange will materially affect the security’s value. In that case, the security may be fair-valued at the time the Fund determines its NAV by or pursuant to procedures approved by the Board of Trustees. When fair-valuing their securities, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the local market and before the time a Fund’s NAV is calculated.

•	Credit default swaps — market value based on prices supplied by a pricing service, if available, or quotations obtained from broker-dealers.

•

Options — domestic exchange-traded single equity option contracts are valued a the mean of the National Best Bid and offer quotations. Exchange-traded index options and foreign exchange-traded single equity options are valued at the average of the closing big and asked quotations. Under normal market conditions, the Fund will generally consider the value of domestic exchange-traded index options determined at the close of trading on the Chicago Board Options Exchange (the “CBOE”) (normally 4:15 p.m., Eastern time) to be the value at the close of the NYSE (normally 4:00 p.m., Eastern time). However, if under the Fund’s valuation procedures a significant change in the value of the S&P 500 contracts is considered to have occurred between the close of the NYSE and the close of the CBOE, the Fund will consider the closing price on the CBOE to not reflect the value of the index options at the close of the NYSE. In such circumstances the options will be fair valued by or pursuant to procedures approved by the Board of Trustees.

•

Futures — Unrealized gain or loss on the contract using current settlement price. When a settlement price is not used, futures contracts will be valued at their fair value as determined by or pursuant to procedures approved by the Fund’s Board of Trustees.

•	Forward foreign currency contracts — interpolated prices determined based on information provided by an independent pricing service.

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•	All other securities — fair market value as determined by the adviser or subadviser of the Fund pursuant to procedures approved by the Board of Trustees.

As described above, if market prices are not readily available for a security, securities may not be priced on the basis of quotations from the primary market in which they are traded but rather may be priced by another method that the Board of Trustees believes is more likely to result in a price that reflects fair value (which is the amount that a Fund might reasonably expect to receive from a current sale of the security in the ordinary course of business). The Fund may also value securities at fair value or estimate their value pursuant to procedures approved by the Board of Trustees in other circumstances such as when extraordinary events occur after the close of the relevant market but prior to the close of the NYSE. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Dividends and Distributions

The Funds will generally distribute annually all or substantially all of their net investment income (other than capital gains) in the form of dividends. The following table shows when each Fund expects to distribute dividends. Each Fund expects to distribute all or substantially all of its net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. To the extent permitted by law, the Board of Trustees may adopt a different schedule for making distributions as long as payments are made at least annually.

Dividend Payment Schedule

Annually	Quarterly
CGM Advisor Targeted Equity Fund	AEW Real Estate Fund
Hansberger International Fund
Harris Associates Large Cap Value Fund
Natixis U.S. Diversified Portfolio
Vaughan Nelson Small Cap Value Fund
Vaughan Nelson Value Opportunity Fund

Distributions will automatically be reinvested in shares of the same class of the distributing Fund at net asset value, unless you select one of the following alternatives:

•	Receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional Class Y shares of the Fund, or in Class Y shares of another Natixis Fund; or

•	Receive all distributions in cash.

For more information or to change your distribution option, contact Natixis Funds in writing or call 800-225-5478.

If you earn more than $10 annually in taxable income from a Natixis Fund held in a non-retirement plan account, you will receive a Form 1099 to help you report the prior calendar year’s distributions on your federal income tax return. This information will also be reported to the Internal Revenue Service. Be sure to keep this Form 1099 as a permanent record. A fee may be charged for any duplicate information requested.

Tax Consequences

Except as noted, the discussion below addresses only the U.S. federal income tax consequences of an investment in the Fund and does not address any non-U.S., state or local tax consequences.

Each Fund intends to meet all requirements under Subchapter M of the Internal Revenue Code (the “Code”), necessary to qualify each year for treatment as a “regulated investment company” and thus does not expect to pay any federal income tax on income and capital gains that are timely distributed to shareholders.

Taxation of Distributions from the Fund. For federal income tax purposes, distributions of investment income generally are taxable to Fund shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions attributable to the excess of net long-term capital gains from the sale of investments a Fund owned for more than one year over net short-term capital losses and

64

FUND SERVICES

that are properly designated by the Fund as capital gain dividends (“Capital Gain Dividends”) will generally be taxable to a shareholder receiving such distributions as long-term capital gain. Distributions attributable to the excess of nest short-term capital gains from the sale of investments that a Fund owned for one year or less over net long-term capital losses will be taxable as ordinary income.

For taxable years beginning before January 1, 2011, distributions of investment income designated by a Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund levels. Income generated by investments in fixed income securities, derivatives and REITs generally is not eligible for treatment as qualified dividend income. Dividends received by the Funds from foreign corporations that are not eligible for the benefits of a comprehensive income tax treaty with the U.S. (other than dividends paid on stock of such a foreign corporation that is readily tradable on an established securities market in the U.S.) will not be treated as qualified dividend income, and hence will not increase the amount of the Fund’s distributions that may be designated as qualified dividend income.

For taxable years beginning before January 1, 2011, long-term capital gain rates applicable to individuals have been temporarily reduced, in general to 15%, with a 0% rate applying to taxpayers in the 10% and 15% rate brackets. It is currently unclear whether Congress will extend the long-term capital gain rate reduction and the special tax treatment of qualified dividend income for taxable years beginning on or after January 1, 2011.

Dividends and distributions declared by a Fund in October, November or December of one year and paid in January of the next year generally are taxable in the year in which the distributions are declared, rather than the year in which the distributions are received.

Fund distributions are taxable whether shareholders receive them in cash in additional shares. In addition, Fund distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder’s investment (and thus were included in the price the shareholder paid for his or her shares). Such distributions are likely to occur in respect of shares purchased at a time when a Fund’s net asset value reflects gains that are either unrealized or realized but not distributed. Distributions by a Fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws generally will not be taxable. Special tax rules apply to investments through such retirement plans. If an investment is through such a plan, the investor should consult a tax adviser to determine the suitability of the Fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in the Fund) from such a plan.

Redemption, Sale or Exchange of Fund Shares. A redemption, sale or exchange of Fund shares (including an exchange of Fund shares for shares of another Natixis Fund or Loomis Sayles Fund) is a taxable event and will generally result in recognition of gain or loss. Gain or loss, if any, recognized by a shareholder on a redemption, sale, exchange or other disposition of Fund shares generally will be taxed as long-term capital gain or loss if the shares are capital assets in the shareholder’s hands and if the shareholder held the shares for more than one year.

Taxation of Certain Fund Investments. A Fund’s investments in foreign securities may be subject to foreign withholding and other taxes. In that case, the Fund’s yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes incurred by a Fund, except that of a Fund investing more than 50% of its assets in foreign securities, such as the Hansberger International Fund, may elect to permit shareholders claim a credit or deduction for their respective pro rata shares of qualifying foreign taxes paid by or withheld from amounts paid to the Fund. In such a case, shareholders will be required to include in gross income from foreign sources their pro rata shares of such taxes, and each shareholder’s ability to claim a foreign tax credit or deduction for such foreign taxes will be subject to generally applicable limitations imposed by the Code, which may result in the shareholder not getting a full credit or deduction for the amount of such taxes.

In addition, a Fund’s investments in foreign securities or foreign currencies may be subject to special tax rules that have the effect of increasing or accelerating the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

A Fund’s investments in certain debt obligations, derivatives or REITs may cause that Fund to recognize taxable income in excess of the cash generated by such instruments. Thus, a Fund could be required to liquidate investments, including at times when it is not advantageous to do so, in order to satisfy its distribution requirements.

In addition, a Fund’s investments in other investment companies could affect the amount, timing, and character of distributions from the Funds, and, therefore, may increase the amount of taxes payable by shareholders.

Backup Withholding. Each Fund is required in certain circumstances to apply backup withholding on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder if the shareholder does not furnish to the Fund certain information and certifications or the shareholder is otherwise subject to backup withholding. The backup withholding tax rate is 28% for amounts paid on or before December 31, 2010 and will be 31% for amounts paid after December 31, 2010 unless Congress enacts legislation providing otherwise.

Please see the SAI for additional information on the federal income tax consequences of an investment in a Fund.

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FUND SERVICES

You should consult your tax adviser for more information on your own situation, including possible federal, state, local, foreign or other applicable taxes.

66

Financial Performance

The financial highlights tables are intended to help you understand each Fund’s financial performance for the last five years (or, if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by [            ], an independent registered public accounting firm, whose report, along with each Fund’s financial statements, is included in each Fund’s annual report to shareholders. The annual reports are incorporated by reference into the SAI, both of which are available free of charge upon request from the Distributor.

67

FINANCIAL PERFORMANCE

For a share outstanding throughout each period.

			Income (Loss) from Investment Operations:						Less Distributions:												Ratios to Average Net Assets:
	Net asset value, beginning of the period		Net investment income (loss)(a)		Net realized and unrealized gain (loss)		Total from investment operations		Dividends from net investment income		Distributions from net realized capital gains		Total distributions		Redemption fees(d)	Net asset value, end of the period		Total return(%)(b)	Net assets, end of the period (000’s)		Net expenses (%)(c)(f)		Gross expenses (%)(f)		Net investment income (loss) (%)(f)	Portfolio turnover rate(%)
AEW REAL ESTATE FUND
Class Y
1/31/2010	$		$		$		$		$		$		$			$			$
1/31/2009		16.46		0.38		(8.03)		(7.65)		(0.36)		(0.40)		(0.76)	—		8.05	(48.8)		28,847	1.20		1.20		2.74	30
1/31/2008		25.78		0.38		(6.66)		(6.28)		(0.37)		(2.67)		(3.04)	—		16.46	(24.8)		41,844	1.09		1.09		1.79	24
1/31/2007		20.25		0.27		7.05		7.32		(0.26)		(1.53)		(1.79)	—		25.78	37.8		48,080	1.09	(e)	1.09	(e)	1.21	15
1/31/2006		16.45		0.25		5.32		5.57		(0.28)		(1.49)		(1.77)	—		20.25	35.1		19,015	1.25		1.28		1.35	15

*	From commencement of Class operations on February 19, 2008 through December 31, 2008.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been reduced during the period, if applicable, total return would have been lower.
(c)	The investment advisor and/or administrator agreed to reimburse a portion of the Fund’s expenses and/or reduce its fees during the period. Without this reimbursement/fee reduction, if applicable, expenses would have been higher.
(d)	Amount rounds to less than $0.01 per share if applicable.
(e)	Includes fee/expense recovery of 0.01%
(f)	Computed on annualized basis for periods less than one year, if applicable.
(g)	For the period September 26, 2008 (commencement of operations) through December 31, 2008.
(h)	Effective June 2, 2008, redemption fees were eliminated.

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FINANCIAL PERFORMANCE

For a share outstanding throughout each period.

			Income (Loss) from Investment Operations:						Less Distributions:														Ratios to Average Net Assets:
	Net asset value, beginning of the period		Net investment income (loss)(a)		Net realized and unrealized gain (loss)		Total from investment operations		Dividends from net investment income		Distributions from net realized capital gains		Total distributions		Redemption fees(d)			Net asset value, end of the period		Total return(%)(b)	Net assets, end of the period (000’s)		Net expenses (%)(c)(f)	Gross expenses (%)(f)	Net investment income (loss) (%)(f)	Portfolio turnover rate(%)
CGM ADVISOR TARGETED EQUITY FUND
Class Y
12/31/2009	$		$		$		$		$		$		$		$			$			$
12/31/2008		13.32		0.13		(5.09)		(4.96)		(0.08)		(0.44)		(0.52)		0.00	(h)		7.84	(38.3)		44,240	0.85	0.85	1.21	211
12/31/2007		10.93		0.09		3.61		3.70		(0.16)		(1.15)		(1.31)		0.00			13.32	34.8		17,520	0.90	0.90	0.74	179
12/31/2006		10.42		0.11		0.82		0.93		(0.11)		(0.31)		(0.42)		0.00			10.93	9.0		11,714	0.87	0.87	1.05	171
12/31/2005		9.23		0.10		1.14		1.24		(0.05)		—		(0.05)		0.00			10.42	13.4		11,181	1.07	1.07	0.99	196

*	From commencement of Class operations on February 19, 2008 through December 31, 2008.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been reduced during the period, if applicable, total return would have been lower.
(c)	The investment advisor and/or administrator agreed to reimburse a portion of the Fund’s expenses and/or reduce its fees during the period. Without this reimbursement/fee reduction, if applicable, expenses would have been higher.
(d)	Amount rounds to less than $0.01 per share if applicable.
(e)	Includes fee/expense recovery of 0.01%
(f)	Computed on annualized basis for periods less than one year, if applicable.
(g)	For the period September 26, 2008 (commencement of operations) through December 31, 2008.
(h)	Effective June 2, 2008, redemption fees were eliminated.

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FINANCIAL PERFORMANCE

For a share outstanding throughout each period.

	Net asset value, beginning of the period		Income (Loss) from Investment Operations:							Less Distributions:													Ratios to Average Net Assets:
			Net investment income (loss)(a)		Net realized and unrealized gain (loss)			Total from investment operations		Dividends from net investment income		Distributions from net realized capital gains		Total distributions		Redemption fees(d)		Net asset value, end of the period		Total return (%)(c)	Net assets, end of the period (000’s)		Net expenses (%)(b)(h)		Gross expenses (%)(h)		Net investment income (loss) (%)(h)	Portfolio turnover rate(%)
HARRIS ASSOCIATES LARGE CAP VALUE FUND
Class Y
12/31/2009	$		$		$			$		$		$		$		$		$			$
12/31/2008		15.47		0.19		(6.42)			(6.23)		(0.19)		—		(0.19)		—		9.05	(40.2)		5,842	0.84		0.84		1.47	38
12/31/2007		16.01		0.12		(0.51	)(j)		(0.39)		(0.15)		—		(0.15)		—		15.47	(2.6)		11,840	0.91	(i)	0.91		0.72	30
12/31/2006		13.72		0.12		2.20			2.32		(0.03)		—		(0.03)		—		16.01	17.0		14,057	0.91	(e)	0.91	(e)	0.82	23
12/31/2005		13.74		0.09		(0.10)			(0.01)		(0.01)		—		(0.01)		—		13.72	0.0		14,226	1.05		1.09		0.65	39

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	The investment adviser and/or administrator agreed to reimburse a portion of the Fund’s expenses and/or reduce its fees during the period. Without this reimbursement/fee reduction, if applicable, expenses would have been higher.
(c)	Had certain expenses not been reduced during the period, if applicable, total return would have been lower.
(d)	Amount rounds to less than $0.01 per share, if applicable.
(e)	Includes fee/expense recovery of 0.04%.
(f)	From commencement of Class operations on August 31, 2006 through December 31, 2006.
(g)	Effective June 2, 2008, redemption fees were eliminated.
(h)	Computed on an annualized basis for periods less than one year, if applicable.
(i)	Effect of voluntary waiver of expenses by adviser was less than 0.005%.
(j)	Includes a litigation payment of $0.02 per share.
(k)	Includes a special dividend of $0.02 per share for which the source of the dividend has not been determined by the issuer.

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FINANCIAL PERFORMANCE

For a share outstanding throughout each period.

	Net asset value, beginning of the period		Income (Loss) from Investment Operations:							Less Distributions:													Ratios to Average Net Assets:
			Net investment income (loss)(a)			Net realized and unrealized gain (loss)		Total from investment operations		Dividends from net investment income		Distributions from net realized capital gains		Total distributions		Redemption fees(d)		Net asset value, end of the period		Total return(%)(c)	Net assets, end of the period (000’s)		Net expenses (%)(b)(h)	Gross expenses (%)(h)	Net investment income (loss) (%)(h)	Portfolio turnover rate(%)
NATIXIS U.S. DIVERSIFIED PORTFOLIO
Class Y
12/31/2009	$		$			$		$		$		$		$		$		$			$
12/31/2008		27.58		0.07	(k)		(10.94)		(10.87)		—		(0.42)		(0.42)		—		16.29	(39.9)		5,611	1.17	1.23	0.31	110
12/31/2007		24.45		0.03			3.41		3.44		—		(0.31)		(0.31)		—		27.58	14.0		16,649	1.12	1.12	0.10	82
12/31/2006		21.41		0.14			2.90		3.04		—		—		—		—		24.45	14.2		21,155	1.03	1.03	0.60	83
12/31/2005		19.82		(0.03)			1.62		1.59		—		—		—		—		21.41	8.0		20,445	1.32	1.32	(0.16)	97

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	The investment adviser and/or administrator agreed to reimburse a portion of the Fund’s expenses and/or reduce its fees during the period. Without this reimbursement/fee reduction, if applicable, expenses would have been higher.
(c)	Had certain expenses not been reduced during the period, if applicable, total return would have been lower.
(d)	Amount rounds to less than $0.01 per share, if applicable.
(e)	Includes fee/expense recovery of 0.04%.
(f)	From commencement of Class operations on August 31, 2006 through December 31, 2006.
(g)	Effective June 2, 2008, redemption fees were eliminated.
(h)	Computed on an annualized basis for periods less than one year, if applicable.
(i)	Effect of voluntary waiver of expenses by adviser was less than 0.005%.
(j)	Includes a litigation payment of $0.02 per share.
(k)	Includes a special dividend of $0.02 per share for which the source of the dividend has not been determined by the issuer.

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FINANCIAL PERFORMANCE

For a share outstanding throughout each period.

	Net asset value, beginning of the period		Income (Loss) from Investment Operations:						Less Distributions:														Ratios to Average Net Assets:
			Net investment income (loss)(a)		Net realized and unrealized gain (loss)		Total from investment operations		Dividends from net investment income		Distributions from net realized capital gains		Total distributions		Redemption fees(d)			Net asset value, end of the period		Total return(%)(c)	Net assets, end of the period (000’s)		Net expenses (%)(b)(h)		Gross expenses (%)(h)		Net investment income (loss) (%)(h)	Portfolio turnover rate(%)
VAUGHAN NELSON SMALL CAP VALUE FUND
Class Y
12/31/2009	$		$		$		$		$		$		$		$			$			$
12/31/2008		22.20		0.12		(4.74)		(4.62)		—		(0.03)		(0.03)		0.00	(g)		17.55	(20.8)		71,568	1.20		1.21		0.65	124
12/31/2007		20.91		0.04		1.25		1.29		—		—		—		0.00			22.20	6.1		1,241	1.19	(e)	1.19	(e)	0.17	78
12/31/2006(f)		19.02		0.02		1.87		1.89		—		—		—		—			20.91	9.9		427	1.35		1.90		0.35	88

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	The investment adviser and/or administrator agreed to reimburse a portion of the Fund’s expenses and/or reduce its fees during the period. Without this reimbursement/fee reduction, if applicable, expenses would have been higher.
(c)	Had certain expenses not been reduced during the period, if applicable, total return would have been lower.
(d)	Amount rounds to less than $0.01 per share, if applicable.
(e)	Includes fee/expense recovery of 0.04%.
(f)	From commencement of Class operations on August 31, 2006 through December 31, 2006.
(g)	Effective June 2, 2008, redemption fees were eliminated.
(h)	Computed on an annualized basis for periods less than one year, if applicable.
(i)	Effect of voluntary waiver of expenses by adviser was less than 0.005%.
(j)	Includes a litigation payment of $0.02 per share.
(k)	Includes a special dividend of $0.02 per share for which the source of the dividend has not been determined by the issuer.

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FINANCIAL PERFORMANCE

For a share outstanding throughout each period.

	Net asset value, beginning of the period		Income (Loss) from Investment Operations:				Less Distributions:									Ratios to Average Net Assets:
			Net investment income(a)		Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income	Total distributions	Redemption fees(e)		Net asset value, end of the period		Total return(%)(c)	Net assets, end of the period (000’s)		Net expenses (%)(b)(d)	Gross expenses (%)(d)	Net investment income (loss) (%)(d)	Portfolio turnover rate(%)
VAUGHAN NELSON VALUE OPPORTUNITY FUND
Class Y
12/31/2009	$		$		$	$	$	$	$		$			$
12/31/2008*		10.00		0.03	(0.40)	(0.37)	(0.03)	(0.03)		—		9.60	(3.7)		960	1.15	38.91	1.41	12

*	For the period October 31, 2008 (inception) through December 31, 2008.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	The investment adviser and/or administrator agreed to reimburse a portion of the Fund’s expenses and/or reduce its fees during the period. Without this reimbursement/fee reduction, if applicable, expenses would have been higher.
(c)	Had certain expenses not been reduced during the period, if applicable, total return would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Amount rounds to less than $0.01 per share, if applicable.

73

Glossary of Terms

American Depositary Receipts (ADRs) — Instruments issued by U.S. banks that represent an interest in equity securities held by arrangement with the bank. These instruments can be either “sponsored” or “unsponsored.” Sponsored depositary receipts are issued by banks in cooperation with the issuer of the underlying equity securities. Unsponsored depositary receipts are arranged without involvement by the issuer of the underlying equity securities.

Bid price — The price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

Bottom-up approach — The analysis of potential performance of individual stocks before considering the impact of economic trends. Such companies may be identified from research reports, stock screens or personal knowledge of the products and services.

Capital gain distributions — Payments to a fund’s shareholders of net profits earned from selling securities in a fund’s portfolio. Capital gain distributions are usually paid once a year.

Credit rating — Independent evaluation of a bond’s creditworthiness. This measurement is usually calculated through an index compiled by companies such as Standard & Poor’s Ratings Group, Inc. (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”), or Fitch Investors Services, Inc. (“Fitch”). Bonds with a credit rating of BBB or higher by S&P or Fitch, or Baa or higher by Moody’s, are generally considered investment-grade.

Debt-to-Total Capital Ratio — Total debt (current and long-term) divided by total capital (debt and equity). This ratio provides information regarding the extent of a company’s reliance on debt financing. A high ratio indicates a high degree of financial leverage and a high degree of risk.

Derivative — A financial instrument whose value and performance are based on the value and performance of another security or financial instrument.

Discounted price — The difference between a bond’s current market price and its face or redemption value.

Diversification — The strategy of investing in a wide range of securities representing different market sectors to reduce the risk if an individual company or one sector suffers losses.

Dividend yield — The current or estimated annual dividend divided by the market price per share of a security.

Duration — An estimate of how much a bond’s price fluctuates with changes in comparable interest rates.

Earnings growth — A pattern of increasing rates of growth in earnings per share from one period to another, which usually causes a stock’s price to rise.

European Depositary Receipts (EDRs) — Instruments issued by European banks that represent an interest in equity securities held by arrangement with the bank. Sponsored depositary receipts are issued by banks in cooperation with the issuer of the underlying equity securities. Unsponsored depositary receipts are arranged without involvement by the issuer of the underlying equity securities.

FFO Multiple — The price per share of a REIT divided by its Funds from Operations (FFO). The FFO of a REIT is the measure of its operating performance showing its net income plus depreciation of real estate and excluding gains or losses from sales of property or debt restructuring.

Fundamental analysis — An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysis considers records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company’s success or failure. By appraising a company’s prospects, analysts using such an approach assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.

Global Depositary Receipts (GDRs) — Instruments issued by companies and offered in many markets around the world that represent an interest in equity securities held by arrangement with the bank. Sponsored depositary receipts are issued by banks in cooperation with the issuer of the underlying equity securities. Unsponsored depositary receipts are arranged without involvement by the issuer of the underlying equity securities.

Growth investing — An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than “value” investing.

Income distributions — Payments to a fund’s shareholders resulting from the net interest or dividend income earned by a fund’s portfolio.

Inflation — A general increase in prices coinciding with a fall in the real value of money, as measured by the Consumer Price Index.

Interest rate — Rate of interest charged for the use of money, usually expressed at an annual rate.

74

GLOSSARY OF TERMS

Market capitalization — Market price multiplied by number of shares outstanding. Whether a company is considered a “large,” “medium” or “small” capitalization company for any particular fund will depend upon the company’s market capitalization at the time of measurement and the index being used and/or the guidelines used by the portfolio manager.

Maturity — The final date on which the payment of a debt instrument (e.g., bonds, notes, repurchase agreements) becomes due and payable. Short-term bonds generally have maturities of up to 5 years; intermediate-term bonds between 5 and 15 years; and long-term bonds over 15 years.

Net assets — A fund’s assets minus its liabilities. With respect to the funds that have a policy to invest 80% of their net assets in particular kinds of securities, “net assets” as used in such policies means net assets plus borrowings made for investment purposes.

Net asset value (NAV) per share — The market value of one share of a fund on any given day without taking into account any front-end sales charge or CDSC. It is determined by dividing a fund’s total net assets by the number of shares outstanding.

Price-to-book ratio — Current market price of a stock divided by its book value. Some firms use the inverse ratio for this calculation (i.e., book-to-price ratio).

Price-to-earnings ratio — Current market price of a stock divided by its earnings per share. Also known as the “multiple,” the price-to-earnings ratio gives investors an idea of how much they are paying for a company’s earning power and is a useful tool for evaluating the costs of different securities. The ratio may be calculated using “trailing” earnings or estimates of future (or “forward”) earnings. Some firms use the inverse ratio for this calculation (i.e., earnings-to-price ratio).

Qualitative analysis — An analysis of the qualities possessed by a company, including its management, products and competitive positions, to help determine if the company can execute its strategies.

Return on equity — The amount, expressed as a percentage, earned on a company’s common stock investment for a given period. It is calculated by dividing common stock equity (net worth) at the beginning of the accounting period into net income for the period after preferred stock dividends but before common stock dividends. This tells common shareholders how effectively their money is being employed.

Rule 144A securities — Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless a manager has determined, under guidelines established by a fund’s trustees, that a particular issue of Rule 144A securities is liquid.

Target price — Price that an investor is hoping a stock he or she has just bought will rise to within a specified period of time. An investor may buy XYZ at $20, with a target price of $40 in one year’s time, for instance.

Technical analysis — The research into the demand and supply for securities, options, mutual funds and commodities based on trading volume and price studies. Technical analysis uses charts or computer programs to identify and project price trends in a market, security, mutual fund or futures contract.

Top-down approach — The method in which an investor first looks at trends in the general economy, next selects industries and then companies that the investor believes should benefit from those trends.

Total return — The change in value of an investment in a fund over a specific time period expressed as a percentage. Total returns assume all distributions are reinvested in additional shares of a fund.

Value investing — A relatively conservative investment approach that focuses on companies that may be temporarily out of favor or whose earnings or assets are not fully reflected in their stock prices. Value stocks will tend to have a lower price-to-earnings ratio than growth stocks.

Volatility — The general variability of a fund’s value resulting from price fluctuations of its investments. In most cases, the more diversified a fund is, the less volatile it will be.

Yield — The rate at which a fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

Yield-to-maturity — The concept used to determine the rate of return an investor will receive if a long-term, interest-bearing investment, such as a bond, is held to its maturity date. It takes into account purchase price, redemption value, time to maturity, coupon yield (the interest rate on a debt security the issuer promises to pay to the holder until maturity, expressed as an annual percentage of face value) and the time between interest payments.

75

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If you would like more information about the Funds, the following documents are available free upon request:

Annual and Semiannual Reports—Provide additional information about each Fund’s investments. Each report includes a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI)—Provides more detailed information about the Funds and their investment limitations and policies. Each SAI has been filed with the SEC and is incorporated into this Prospectus by reference.

For a free copy of the Funds’ annual or semiannual report or their SAIs, to request other information about the Funds, and to make shareholder inquiries generally, contact your financial representative, visit the Funds website at www.funds.natixis.com or call the Fund at 800-225-5478.

Important Notice Regarding Delivery of Shareholder Documents:

In our continuing effort to reduce your fund’s expenses and the amount of mail that you receive from us, we will combine mailings of prospectuses, annual or semiannual reports and proxy statements to your household. If more than one family member in your household owns the same fund or funds described in a single prospectus, report or proxy statement, you will receive one mailing unless you request otherwise. Additional copies of our prospectuses, reports or proxy statements may be obtained at any time by calling 800-225-5478. If you are currently receiving multiple mailings to your household and would like to receive only one mailing or if you wish to receive separate mailings for each member of your household in the future, please call us at the telephone number listed above and we will resume separate mailings within 30 days of your request.

Your financial representative or Natixis Funds will also be happy to answer your questions or to provide any additional information that you may require.

Information about the Funds, including their respective reports and SAI, can be reviewed and copied at the Public Reference Room of the SEC in Washington, D.C. Text-only copies of the Funds’ reports and SAI are available free from the EDGAR Database on the SEC’s Internet site at: www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090.

Portfolio Holdings—A description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ SAI.

Investment Company Act File No. 811-04323

Investment Company Act File No. 811-00242

Investment Company Act File No. 811-09945

                        YES51-0510

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2010

NATIXIS FUNDS TRUST II

ASG DIVERSIFYING STRATEGIES FUND (“Diversifying Strategies Fund”)

Class A (DSFAX), Class C (DSFCX), and Class Y (DSFYX)

ASG GLOBAL ALTERNATIVES FUND (“Global Alternatives Fund”)

Class A (GAFAX), Class C (GAFCX), and Class Y (GAFYX)

GATEWAY TRUST

GATEWAY FUND (“Gateway Fund”)

Class A (GATEX), Class C (GTECX), and Class Y (GTEYX)

This Statement of Additional Information (the “Statement”) contains specific information which may be useful to investors but which is not included in the Statutory Prospectuses of the funds listed above (the “Funds” and each a “Fund”). This Statement is not a prospectus and is authorized for distribution only when accompanied or preceded by each Fund’s Class A and C Summary or Statutory prospectus or each Fund’s Class Y Summary or Statutory prospectus, each dated May 1, 2010 (the “Prospectus” or “Prospectuses”), as from time to time revised or supplemented. This Statement should be read together with the Prospectuses. Investors may obtain the Prospectuses without charge from Natixis Distributors, L.P. (the “Distributor”), Prospectus Fulfillment Desk, 399 Boylston Street, Boston, Massachusetts 02116, by calling Natixis Funds at 800-225-5478 or by visiting the Funds’ website at www.funds.natixis.com.

The Gateway Fund has acquired the assets and liabilities of the Gateway Fund, a series of The Gateway Trust, an Ohio business trust (the “Predecessor Trust”), in a transaction that closed in February 2008 (the “Reorganization”). Following the Reorganization, the predecessor of the Gateway Fund (the “Predecessor Fund”) was the accounting survivor and therefore certain information for periods prior to the date of this Statement relates to the Predecessor Fund.

The Funds’ and Predecessor Fund’s financial statements and accompanying notes that appear in the Funds’ annual reports are incorporated by reference into this Statement. Each Fund’s annual and semiannual reports contain additional performance information and are available upon request and without charge by calling 800-225-5478 or by visiting the Funds’ website at www.funds.natixis.com.

XA33-0510

2

INVESTMENT RESTRICTIONS

The following is a description of restrictions on the investments to be made by the Funds. These restrictions are fundamental policies that may not be changed without the vote of a majority of the outstanding voting securities of the Funds (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)). The percentages set forth below and the percentage limitations set forth in the Prospectuses apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security. The Funds have elected to be classified as diversified series of an open-end investment company. Under the 1940 Act, a diversified fund may not, with respect to 75% of total assets, invest more than 5% of total assets in the securities of a single issuer or invest in more than 10% of the outstanding voting securities of such issuer.

ASG Diversifying Strategies Fund

ASG Diversifying Strategies Fund may not:

(1)	Purchase any security (other than U.S. government securities) if, as a result, 25% or more of the Fund’s total assets (taken at current value) would be invested in any one industry, except that the Fund will invest at least 25% of its assets in securities and other obligations of issuers in the financial services industry. For purposes of this restriction, telephone, gas and electric public utilities are each regarded as separate industries and finance companies whose financing activities are related primarily to the activities of their parent companies are classified in the industry of their parents. For purposes of this restriction, the financial services industry includes banks, investment managers, brokerage firms, investment banks and other companies that provide financial services to consumers or industry. For purposes of this restriction, asset-backed securities are not considered to be bank obligations.

(2)	Make short sales of securities or maintain a short position, except that the Fund may make any short sales or maintain any short positions where the short sales or short positions would not constitute “senior securities” under the 1940 Act.

(3)	Borrow money, except to the extent permitted under the 1940 Act.

(4)	Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objectives and policies, provided however, this restriction does not apply to repurchase agreements or loans of portfolio securities.

(5)	Act as an underwriter of securities of other issuers except that, in the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

(6)	Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

(7)	Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act.

The Fund may:

(8)	Purchase and sell commodities to the maximum extent permitted by applicable law.

Restrictions (2) and (7) shall be interpreted based upon no-action letters and other pronouncements of the staff of the Securities and Exchange Commission (“SEC”). With respect to restriction (3), the 1940 Act limits a fund’s ability to borrow money on a non-temporary basis if such borrowings constitute “senior securities.” In addition to temporary borrowing, a fund may borrow from any bank, provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by a fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, a fund shall, within three days (not including Sundays and holidays)

3

thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%. The Fund may also borrow money or engage in economically similar transactions if those transactions do not constitute “senior securities” under the 1940 Act.

Under current pronouncements, certain positions (e.g., reverse repurchase agreements) are excluded from the definition of “senior security” so long as the Fund maintains adequate cover, segregation of assets or otherwise. Similarly, a short sale will not be considered a senior security if a fund takes certain steps contemplated by SEC staff pronouncements, such as ensuring the short sale transaction is adequately covered. In addition, it is contrary to the Fund’s present policy, which may be changed without shareholder vote, to purchase any illiquid security, including any securities whose disposition is restricted under federal securities laws and securities that are not readily marketable, if, as a result, more than 15% of the Fund’s net assets (based on current value) would then be invested in such securities. The staff of the SEC is presently of the view that repurchase agreements maturing in more than seven days are subject to this restriction. Until that position is revised, modified or rescinded, the Fund will conduct its operations in a manner consistent with this view. This limitation on investment in illiquid securities does not apply to certain restricted securities, including securities issued pursuant to Rule 144A under the Securities Act of 1933 (the “Securities Act”) and certain commercial paper, that the Adviser or Subadviser (as defined below) has determined to be liquid under procedures approved by the Board of Trustees. The Fund will take prompt and reasonable action to reduce its illiquid securities holdings if more than 15% of the Fund’s net assets are invested in such securities.

ASG Global Alternatives Fund

ASG Global Alternatives Fund may not:

(1)	Purchase any security (other than U.S. government securities) if, as a result, 25% or more of the Fund’s total assets (taken at current value) would be invested in any one industry, except that the Fund will invest at least 25% of its assets in securities and other obligations of issuers in the financial services industry. For purposes of this restriction, telephone, gas and electric public utilities are each regarded as separate industries and finance companies whose financing activities are related primarily to the activities of their parent companies are classified in the industry of their parents. For purposes of this restriction, the financial services industry includes banks, investment managers, brokerage firms, investment banks and other companies that provide financial services to consumers or industry. For purposes of this restriction, asset-backed securities are not considered to be bank obligations.

(2)	Make short sales of securities or maintain a short position, except that the Fund may make any short sales or maintain any short positions where the short sales or short positions would not constitute “senior securities” under the 1940 Act.

(3)	Borrow money, except to the extent permitted under the 1940 Act.

(4)	Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objectives and policies, provided however, this restriction does not apply to repurchase agreements or loans of portfolio securities.

(5)	Act as an underwriter of securities of other issuers except that, in the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

(6)	Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

(7)	Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act.

The Fund may:

(8)	Purchase and sell commodities to the maximum extent permitted by applicable law.

4

Restrictions (2) and (7) shall be interpreted based upon no-action letters and other pronouncements of the staff of the SEC. With respect to restriction (3), the 1940 Act limits a fund’s ability to borrow money on a non-temporary basis if such borrowings constitute “senior securities.” In addition to temporary borrowing, a fund may borrow from any bank, provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by a fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, a fund shall, within three days (not including Sundays and holidays) thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%. The Fund may also borrow money or engage in economically similar transactions if those transactions do not constitute “senior securities” under the 1940 Act.

Under current pronouncements, certain positions (e.g., reverse repurchase agreements) are excluded from the definition of “senior security” so long as the Fund maintains adequate cover, segregation of assets or otherwise. Similarly, a short sale will not be considered a senior security if a fund takes certain steps contemplated by SEC staff pronouncements, such as ensuring the short sale transaction is adequately covered. In addition, it is contrary to the Fund’s present policy, which may be changed without shareholder vote, to purchase any illiquid security, including any securities whose disposition is restricted under federal securities laws and securities that are not readily marketable, if, as a result, more than 15% of the Fund’s net assets (based on current value) would then be invested in such securities. The staff of the SEC is presently of the view that repurchase agreements maturing in more than seven days are subject to this restriction. Until that position is revised, modified or rescinded, the Fund will conduct its operations in a manner consistent with this view. This limitation on investment in illiquid securities does not apply to certain restricted securities, including securities issued pursuant to Rule 144A under the Securities Act and certain commercial paper, that the Adviser or Subadviser (as defined below) has determined to be liquid under procedures approved by the Board of Trustees. The Fund will take prompt and reasonable action to reduce its illiquid securities holdings if more than 15% of the Fund’s net assets are invested in such securities.

Gateway Fund

Gateway Fund may not:

(1)	Purchase any security (other than U.S. government securities) if, as a result, 25% or more of the Fund’s total assets (taken at current value) would be invested in any one industry. For purposes of this restriction, telephone, gas and electric public utilities are each regarded as separate industries and finance companies whose financing activities are related primarily to the activities of their parent companies are classified in the industry of their parents. For purposes of this restriction with regard to bank obligations, bank obligations are considered to be one industry, and asset-backed securities are not considered to be bank obligations.

(2)	Make short sales of securities or maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions, and the Fund may make any short sales or maintain any short positions where the short sales or short positions would not constitute “senior securities” under the 1940 Act.

(3)	Borrow money, except to the extent permitted under the 1940 Act.

(4)	Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objectives and policies, provided however, this restriction does not apply to repurchase agreements or loans of portfolio securities.

(5)	Act as an underwriter of securities of other issuers except that, in the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

(6)	Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

5

(7)	Purchase or sell commodities, except that the Fund may purchase and sell futures contracts and options, may enter into foreign exchange contracts and may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities.

(8)	Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act.

Restrictions (2) and (8) shall be interpreted based upon no-action letters and other pronouncements of the staff of the SEC. With respect to restriction (3), the 1940 Act limits a fund’s ability to borrow money on a non-temporary basis if such borrowings constitute “senior securities.” In addition to temporary borrowing, a fund may borrow from any bank, provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by a fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, a fund shall, within three days (not including Sundays and holidays) thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%. The Fund may also borrow money or engage in economically similar transactions if those transactions do not constitute “senior securities” under the 1940 Act.

Under current pronouncements, certain Fund positions (e.g., reverse repurchase agreements) are excluded from the definition of “senior security” so long as the Fund maintains adequate cover, segregation of assets or otherwise. Similarly, a short sale will not be considered a senior security if the Fund takes certain steps contemplated by SEC staff pronouncements, such as ensuring the short sale transaction is adequately covered. In addition, it is contrary to the Fund’s present policy, which may be changed without shareholder vote, to purchase any illiquid security, including any securities whose disposition is restricted under federal securities laws and securities that are not readily marketable, if, as a result, more than 15% of the Fund’s net assets (based on current value) would then be invested in such securities. The staff of the SEC is presently of the view that repurchase agreements maturing in more than seven days are subject to this restriction. Until that position is revised, modified or rescinded, the Fund will conduct its operations in a manner consistent with this view. This limitation on investment in illiquid securities does not apply to certain restricted securities, including securities pursuant to Rule 144A under the Securities Act of 1933 (the “Securities Act”) and certain commercial paper, that the Adviser has determined to be liquid under procedures approved by the Board of Trustees. The Fund will take prompt and reasonable action to reduce its illiquid securities holdings if more than 15% of the Fund’s net assets are invested in such securities.

FUND CHARGES AND EXPENSES

ADVISORY FEES

Pursuant to separate investment advisory agreements, AlphaSimplex Group, LLC (“AlphaSimplex”) has agreed to manage the investment and reinvestment of the assets of ASG Diversifying Strategies Fund and ASG Global Alternatives Fund (each a “Fund” and together the “ASG Funds”), subject to the supervision of the Board of Trustees of Natixis Funds Trust II. For the services described in the advisory agreement, the ASG Funds have agreed to pay AlphaSimplex an advisory fee at the annual rate based on the average daily net assets of the Fund (less the average daily net assets of each Fund’s wholly-owned subsidiary) reduced by the amount of any subadvisory fees payable directly by the ASG Funds to Reich and Tang Asset Management, LLC (“Reich and Tang” or the “Subadviser”) pursuant to the subadvisory agreements set forth in the following table:

Fund	Advisory fee payable by Fund to AlphaSimplex (as a % of average daily net assets of the Fund)
ASG Diversifying Strategies Fund	1.25%

ASG Global Alternatives Fund	1.15%

In addition, pursuant to separate advisory agreements, each ASG Fund’s wholly-owned subsidiary has agreed to pay AlphaSimplex an advisory fee at the annual rate of 1.25% and 1.15% for Diversifying Strategies Fund and Global Alternatives Fund, respectively, of the subsidiary’s average daily net assets, less any fees payable by the wholly-owned subsidiary to the Subadviser pursuant to its subadvisory agreements.

6

Pursuant to an advisory agreement, Gateway Investment Advisers, LLC (“Gateway”) has agreed to manage the investment and reinvestment of the assets of the Gateway Fund (the “Gateway Fund”), subject to the supervision of the Board of Trustees of Gateway Trust. For the services described in the advisory agreement, the Fund has agreed to pay Gateway an advisory fee at the annual rate set forth in the following table:

Fund	Advisory fee payable by Fund to Gateway (as a % of average daily net assets of the Fund)
Gateway Fund	0.65%	of the first $5 billion
	0.60%	of amounts in excess of $5 billion

AlphaSimplex and Gateway (each, an “Adviser”) have each given a binding contractual undertaking to the applicable Fund to reduce the advisory fee and, if necessary, to bear certain expenses related to operating the Funds (including expenses related to a wholly-owned subsidiary organized under the laws of a non-U.S. jurisdiction) in order to limit the Funds’ expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, such as litigation and indemnification expenses, to the annual rates indicated below. The undertaking will be binding on the Advisers until April 30, 2011, and will be reevaluated on an annual basis thereafter, subject to the obligation of the Funds to pay such deferred fees or expense reimbursement in later periods to the extent that the class’s expenses fall below the expense limit; provided, however, that the Funds are not obligated to pay such deferred fees or expense reimbursement more than one year after the end of the fiscal year in which the fee was deferred.

Fund	Expense Limit	Date of Undertaking
Diversifying Strategies Fund		July 31, 2009
Class A	1.70%
Class C	2.45%
Class Y	1.45%
Global Alternatives Fund		April 30, 2010
Class A	1.60%
Class C	2.35%
Class Y	1.35%
Gateway Fund		December 15, 2009
Class A	0.94%
Class C	1.70%
Class Y	0.70%

SUBADVISORY FEES

The investment advisory agreements between AlphaSimplex and the ASG Funds provide that AlphaSimplex may delegate its responsibilities thereunder to other parties. Pursuant to separate subadvisory agreements, AlphaSimplex has delegated some of its portfolio management responsibilities to the Subadviser, which would manage the portion of the ASG Funds’ assets that will be invested in money market and other short-term, high quality securities (the “Money Market Portion”). For the services described in the subadvisory agreement, the ASG Funds have each agreed to pay the Subadviser a subadvisory fee at the annual rate of 0.05% of the average daily net assets of the ASG Fund that are allocated by the Adviser to be managed by the Subadviser, subject to a minimum annual subadvisory fee of $50,000 (other than assets of the ASG Funds that are held in the ASG Funds’ wholly-owned subsidiary). In addition, pursuant to separate subadvisory agreements, each ASG Fund’s wholly-owned subsidiary has agreed to pay the Subadviser a subadvisory fee at the annual rate of 0.05% of the subsidiary’s average daily net assets that are allocated by AlphaSimplex to be managed by the Subadviser.

7

The following table shows the total advisory fees (including subadvisory fees) paid by each Fund for the last three fiscal years:

DIVERSIFYING STRATEGIES FUND1

Fiscal Year Ended 12/31/09

Total Advisory Fee	$	[	]
AlphaSimplex
Fee Earned	$	[	]
Fee Reduction	$	[	]
Total Paid	$	[	]
Reich and Tang
Fee Earned	$	[	]
Fee Reduction	$	[	]
Total Paid	$	[	]

GLOBAL ALTERNATIVES FUND2

	Fiscal Year Ended 12/31/08			Fiscal Year Ended 12/31/09

Total Advisory Fee		$70,377		$	[	]
AlphaSimplex
Fee Earned	$	[	]	$	[	]
Fee Reduction		$57,877		$	[	]
Total Paid		$12,500		$	[	]
Reich and Tang
Fee Earned	$	[	]	$	[	]
Fee Reduction	$	[	]	$	[	]
Total Paid	$	[	]	$	[	]

GATEWAY FUND3

	Fiscal Year Ended 12/31/08	Fiscal Year Ended 12/31/09

Total Advisory Fee	$26,590,173	$	[	]
Fee Reduction	$241,468	$	[	]
Total Paid	$26,348,705	$	[	]

1	The Diversifying Strategies Fund commenced operations on August 3, 2009. Advisory fees shown are for the period from August 3, 2009 to December 31, 2009.
2	The Global Alternatives Fund commenced operations on September 30, 2008. Advisory fees shown for the fiscal year ended 12/31/08 are for the period from September 30, 2008 to December 31, 2008.
3	The Gateway Fund’s Reorganization closed on February 16, 2008. Advisory fees shown for the fiscal year ended 12/31/08 are for the period from February 16, 2008 to December 31, 2008. The advisory fees paid by the Predecessor Fund to its adviser for providing services to the Predecessor Fund were $3,159,339 for the period from January 1, 2008 through February 15, 2008 and $23,299,193 for the fiscal year ended 12/31/07.

The table below shows the class level and other expenses of the Funds that were reimbursed for the fiscal years ended December 31, 2008 and December 31, 2009.

Fund	Fiscal Year Ended 12/31/08	Fiscal Year Ended 12/31/09
Diversifying Strategies Fund	N/A	$	[	]
Global Alternatives Fund[1]	$118,257	$	[	]
Gateway Fund[2]	$2,077,684	$	[	]

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1	The Global Alternatives Fund commenced operations on September 30, 2008. Class level and other expenses reimbursed shown for the fiscal year ended 12/31/08 are for the period from September 30, 2008 to December 31, 2008.
2	The Gateway Fund’s Reorganization closed on February 16, 2008. Class level and other expenses reimbursed shown for the fiscal year ended 12/31/08 are for the period from February 16, 2008 to December 31, 2008.

BROKERAGE COMMISSIONS

Set forth below are the amounts the Funds paid in brokerage commissions during the last three fiscal years.

Fiscal Year Ended
12/31/09*

Diversifying Strategies Fund
Brokerage Transactions
Allocated to Brokers Providing Research Services	$	[	]
Brokerage Commissions
Total Brokerage Commissions Paid	$	[	]
Commissions Paid to Brokers Providing Research Services	$	[	]

*	Information shown for the fiscal year ended 12/31/09 is for the period from 8/3/09 to 12/31/09.

	Fiscal Year Ended
	12/31/08*	12/31/09

Global Alternatives Fund
Brokerage Transactions
Allocated to Brokers Providing Research Services	$0	$	[	]
Brokerage Commissions
Total Brokerage Commissions Paid	$1,089	$	[	]
Commissions Paid to Brokers Providing Research Services	$0	$	[	]

*	Information shown for the fiscal year ended 12/31/08 is for the period from 9/30/08 to 12/31/08.

	Fiscal Year Ended
	12/31/07	12/31/08*	12/31/09
Gateway Fund
Brokerage Transactions
Allocated to Brokers Providing Research Services	$1,266,223,122	$2,478,458,857	$1,212,478,954
Brokerage Commissions
Total Brokerage Commissions Paid	$2,208,276	$7,115,972	$4,475,642
Commissions Paid to Brokers Providing Research Services	$927,430	$2,226,905	$1,054,022

*	Information shown for periods prior to February 16, 2008 are brokerage commissions paid by the Predecessor Fund.

For a description of how transactions in portfolio securities are effected and how each Adviser selects brokers, see the section “Portfolio Transactions and Brokerage.”

Regular Broker-Dealers

The table below contains the aggregate value of securities of each Fund’s regular broker-dealers† (or the parent of the regular broker-dealers) held by each Fund, if any, as of the fiscal year ended December 31, 2009.

9

Fund	Regular Broker-Dealer	Aggregate Value of Securities of Each Regular Broker or Dealer (or its Parent) Held by Fund

Diversifying Strategies Fund

Global Alternatives Fund

Gateway Fund	Bank of America Corporation	$42,146,494
	Citigroup Inc.	$26,565,458
	JPMorgan Chase & Co.	$109,644,375
	Morgan Stanley	$26,183,224

†

“Regular Broker-Dealers” are defined by the SEC as: (a) one of the ten brokers or dealers that received the greatest dollar amount of brokerage commissions by virtue of direct or indirect participation in the company’s portfolio transactions during the company’s most recent fiscal year; (b) one of the ten brokers or dealers that engaged as principal in the largest dollar amount of portfolio transactions of the investment company during the company’s most recent fiscal year; or (c) one of the ten brokers or dealers that sold the largest dollar amount of securities of the investment company during the company’s most recent fiscal year.

SALES CHARGES AND DISTRIBUTION AND SERVICE (12b-1) FEES

As explained in this Statement, the Class A and Class C shares (as applicable) of each Fund pay the Distributor fees under plans adopted pursuant to Rule 12b-1 under the 1940 Act (the “Plans”). The following table shows the amounts of Rule 12b-1 fees paid by the Funds under the Plans during the last three fiscal years. All amounts paid under the Plans during the fiscal year ended December 31, 2009 were paid as compensation to the Distributor. Compensation payable under the Plans may be paid regardless of the Distributor’s expenses. The anticipated benefits to the Funds of the Plan include the ability to attract and maintain assets.

	Fiscal Year Ended 12/31/07	Fiscal Year Ended 12/31/08	Fiscal Year Ended 12/31/09
Diversifying Strategies Fund[1]
(Class A)	N/A	N/A	$834
(Class C)	N/A	N/A	$111
Global Alternatives Fund[2]
(Class A)	N/A	$1	$46,471
(Class C)	N/A	$3	$39,683
Gateway Fund[3]
(Class A)	N/A	$7,923,898	$7,164,888
(Class C)	N/A	$764,522	$2,103,165

1	The Diversifying Strategies Fund commenced operations on August 3, 2009. Rule 12b-1 fees shown are for the period from August 3, 2009 to December 31, 2009.
2	The Global Alternatives Fund commenced operations on September 30, 2008. Rule 12b-1 fees shown for the fiscal year ended 12/31/08 are for the period from September 30, 2008 to December 31, 2008.
3	The Gateway Fund’s Reorganization closed on February 16, 2008. Rule 12b-1 fees shown for the fiscal year ended 12/31/08 are for the period from February 16, 2008 to December 31, 2008.

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During the fiscal period ended December 31, 2009, the Distributor’s expenses relating to the Funds’ Plans were as follows (compensation to broker-dealers excludes advanced commissions sold to a third party):

Fund	Advertising and Printing and Mailing of Prospectuses to Other than Current Shareholders	Compensation to Underwriters	Compensation to Broker- Dealers	Compensation to Sales Personnel	Other Distribution Costs	Total

Diversifying Strategies Fund	$6,836	$22,924	$2,131	$1,557	$16,440	$49,887
Global Alternatives Fund	$36,163	$616,251	$251,141	$70,258	$109,063	$1,082,875
Gateway Fund	$211,900	$1,768,888	$7,246,900	$598,348	$866,268	$10,692,304

OWNERSHIP OF FUND SHARES

As of February 5, 2010, to the Trusts’ knowledge, the following persons owned of record or beneficially 5% or more of the outstanding shares of the indicated classes of the Funds set forth below.*

FUND	SHAREHOLDER	PERCENTAGE

Diversifying Strategies Fund[1],2

Class A	LPL FINANCIAL SAN DIEGO CA 92150-9046	39.14%

	CHARLES SCHWAB & CO INC SAN FRANCISCO CA 94104-4154	11.85%

	AMERITRADE INC OMAHA NE 68103-2226	5.30%

Class C	NFS LLC ORLANDO FL 32830-2378	15.79%

	FIRST CLEARING LLC SAINT LOUIS MO 63103-2523	10.86%

	FIRST CLEARING LLC SAINT LOUIS MO 63103-2523	9.62%

	PERSHING LLC JERSEY CITY NJ 07303-2052	8.29%

	AMERITRADE INC OMAHA NE 68103-2226	7.05%

	NFS LLC HOLLISTON MA 01746-1406	6.11%

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	FIRST CLEARING LLC SAINT LOUIS MO 63103-2523	6.09%

Class Y	NATIXIS GLOBAL ASSET MANAGEMENT LP BOSTON MA 02116-3368	44.34%

Global Alternatives Fund[3]

Class A	UBS WM USA JERSEY CITY NJ 07310-2055	37.56%

	LPL FINANCIAL SAN DIEGO CA 92150-9046	9.12%

	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS JACKSONVILLE FL 32246-6484	6.46%

Class C	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS JACKSONVILLE FL 32246-6484	44.60%

	UBS WM USA JERSEY CITY NJ 07310-2055	20.32%

	CITIGROUP GLOBAL MARKETS INC OWINGS MILLS MD 21117-3256	5.15%

Class Y	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS JACKSONVILLE FL 32246-6484	44.46%

	CITIGROUP GLOBAL MARKETS INC OWINGS MILLS MD 21117-3256	9.30%

	LPL FINANCIAL SAN DIEGO CA 92150-9046	9.27%

	CHARLES SCHWAB & CO INC SAN FRANCISCO CA 94104-4154	5.26%

	NATIXIS GLOBAL ASSET MANAGEMENT LP BOSTON MA 02116-3368	5.10%

Gateway Fund

Class A	UBS WM USA JERSEY CITY NJ 07310-2055	24.12%

	CHARLES SCHWAB & CO REINVEST ACCT SAN FRANCISCO CA 94104-4154	14.64%

Class C	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS JACKSONVILLE FL 32246-6484	39.89%

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	UBS WM USA JERSEY CITY NJ 07310-2055	12.76%

	CITIGROUP GLOBAL MARKETS INC OWINGS MILLS MD 21117-3256	10.87%

Class Y	CHARLES SCHWAB & CO INC SAN FRANCISCO CA 94104-4151	36.82%

	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS JACKSONVILLE FL 32246-6484	8.97%

*	To the extent that any listed shareholder beneficially owns more than 25% of the Funds, it may be deemed to “control” the Funds within the meaning of the 1940 Act. The effect of such control may be to reduce the ability of other shareholders of the Fund to take actions requiring the affirmative vote of holders of a plurality or majority of the Fund’s shares without the approval of the controlling shareholder.
[1]

As of February 5, 2010, Natixis Global Asset Management, Boston, MA 02116-6704, owned 34.84% of ASG Diversifying Strategies Fund and therefore may be presumed to “control” the Fund, as that term is defined in the Investment Company Act of 1940 Act. However, such ownership may be beneficially held by individuals or entities other than Natixis Global Asset Management.

[2]

As of February 5, 2010, Pershing LLC, Jersey City, NJ 07303-2052, owned 27.15% of ASG Diversifying Strategies Fund and therefore may be presumed to “control” the Fund, as that term is defined in the Investment Company Act of 1940 Act. However, such ownership may be beneficially held by individuals or entities other than Pershing LLC.

[3]

As of February 5, 2010, Merrill Lynch Pierce Fenner & Smith Inc., Jacksonville Fl 32246-6484 owned 29.78% of ASG Global Alternatives Fund and therefore may be presumed to “control” the Fund, as that term is defined in the Investment Company Act of 1940 Act. However, such ownership may be beneficially held by individuals or entities other than Merrill Lynch Pierce Fenner & Smith.

THE TRUSTS

Natixis Funds Trust II and Gateway Trust (each, a “Trust” and together, the “Trusts”) are each registered with the SEC as an open-end management investment company. Natixis Funds Trust II is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to a Declaration of Trust (a “Declaration of Trust”) dated May 6, 1931, as last amended and restated on June 2, 2005, and consisted of a single Fund (now the Harris Associates Large Cap Value Fund) until January 1989, when the Trust was reorganized as a “series” company as described in Section 18(f)(2) of the 1940 Act. Each series of the Trust is diversified. The name of the Trust has changed several times since its organization as noted below:

Name of Trust	Date
Investment Trust of Boston	May 1931 to November 1988
Investment Trust of Boston Funds	December 1988 to April 1992
TNE Funds Trust	April 1992 to March 1994
New England Funds Trust II	April 1994 to January 2000
Nvest Funds Trust II	January 2000 to April 2001
CDC Nvest Funds Trust II	May 2001 to April 2005
IXIS Advisor Funds Trust II	April 2005 to August 2007
Natixis Funds Trust II	August 2007 to present

The Gateway Trust is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust (a “Declaration of Trust”) dated May 29, 2007, and is a “series” company as described in Section 18(f)(2) of the 1940 Act. The Gateway Fund, which is the sole series of the Trust, is diversified.

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After the closing of the Reorganization, the Gateway Fund became the successor to the Predecessor Fund, which has had the prior names indicated below. The name of the Predecessor Trust changed several times since its organization, as noted below:

Name of Fund	Date Organized	Former Names
Gateway Fund	1977	Gateway Index Plus Fund until April 1998
		Gateway Option Index Fund until March 1990
		Gateway Option Income Fund until February 1988
		Gateway Option Income Fund, Inc. until May 1986

The Predecessor Trust had one portfolio. Gateway Option Income Fund, Inc., the predecessor to the Trust, was organized in 1977 as a Maryland corporation. It was reorganized to become The Gateway Trust, an Ohio business trust, effective as of May 2, 1986, with the Gateway Option Income Fund as its sole initial fund. As a result of the transaction, shareholders of the corporation on May 2, 1986, became shareholders of the Option Income Fund. The Option Income Fund was later renamed the Gateway Fund. As of February  19, 2008, shareholders of the Predecessor Fund became shareholders of the Gateway Fund.

INVESTMENT STRATEGIES AND RISKS

Investment Strategies

The following is a list of certain investment strategies, including particular types of securities or instruments or specific practices that may be used by the Adviser or Subadviser in managing a Fund. Because of the ASG Funds’ extensive use of derivative instruments, the ASG Funds will be subject to many of the risks below indirectly through its derivative transactions rather than directly through investment in the actual securities themselves. For example, to the extent an ASG Fund enters into a futures contract on an equity index, the ASG Fund will be subject to “equity securities” risk.

Each Fund’s principal strategies are described in the Prospectuses. This Statement describes some of the non-principal strategies the Funds may use, in addition to providing additional information, including related risks, about its principal strategies.

The list of securities or other instruments under each category below is not intended to be an exclusive list of securities for investment and unless a strategy, practice or security is specifically prohibited by the investment restrictions listed in the Prospectuses, in the section “Investment Restrictions” in this Statement or under applicable law, the Funds may engage in strategies and invest in securities and instruments in addition to those listed below. The Adviser may invest in a general category listed below and where applicable with particular emphasis on a certain type of security, but investment is not limited to the categories listed below or the securities specifically enumerated under each category. The Advisers may invest in any security that falls under the specific category, including securities that are not listed below. The Subadviser will invest the ASG Funds’ Money Market Portion only in money market and similar short-term instruments. The Prospectuses and/or this Statement will be updated if the Funds begin to engage in investment practices that are not described in the Prospectuses and/or this Statement.

Asset-Backed Securities

The securitization techniques used to develop mortgage securities are also being applied to a broad range of other assets. Mortgage-backed securities are a type of asset-backed security. Through the use of trusts and special purpose vehicles, assets, such as automobile and credit card receivables, are being securitized in pass-through structures similar to mortgage pass-through structures or in a pay-through structure similar to a collateralized mortgage obligation (“CMO”) structure. Generally, the issuers of asset-backed bonds, notes or pass-through certificates are special purpose entities and do not have any significant assets other than the receivables securing such obligations. In general, the collateral supporting asset-backed securities is of shorter maturity than mortgage loans. Instruments backed by pools of receivables are similar to mortgage-backed securities in that they are subject to unscheduled prepayments of principal prior to maturity. When the obligations are prepaid, a Fund will ordinarily reinvest the prepaid amounts in securities, the yields of which reflect interest rates prevailing at the time. Therefore, a Fund’s

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ability to maintain a portfolio that includes high-yielding asset-backed securities will be adversely affected to the extent that prepayments of principal must be reinvested in securities that have lower yields than the prepaid obligations. Moreover, prepayments of securities purchased at a premium could result in a realized loss. In addition, the value of some mortgage-backed or asset-backed securities in which a Fund invests may be particularly sensitive to changes in prevailing interest rates, and the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the Adviser to forecast interest rates and other economic factors correctly. The market for mortgage-backed and asset-backed securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined. There can be no assurance that these markets will become more liquid or less volatile, and it is possible that the value of these securities could decline further.

Investments in Banks

The ASG Funds may invest a substantial portion of their assets in certificates of deposit (certificates representing the obligation of a bank to repay funds deposited with it for a specified period of time), time deposits (non-negotiable deposits maintained in a bank for a specified period of time up to seven days at a stated interest rate), bankers’ acceptances (credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer) and other securities and instruments issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks and domestic and foreign branches of foreign banks. Banks are also expected to serve as counterparties on some of the Funds’ derivative contracts.

Gateway Fund may also invest in bank obligations like the ones discussed above, but does not expect that a substantial portion of its assets will be invested in these obligations under normal circumstances.

Investments by the ASG Money Market Portion in obligations of domestic banks, foreign branches of domestic banks and foreign subsidiaries of domestic banks generally will be limited to banks having total assets in excess of $1 billion or the equivalent in other currencies. Investments by the Money Market Portion in obligations of domestic and foreign branches of foreign banks generally will be limited to dollar denominated obligations of such banks which at the time of investment have more than $5 billion, or the equivalent in other currencies, in total assets. The Money Market Portion will only invest in either securities which have been rated (or whose issuers have been rated) in the two highest short-term rating categories by nationally recognized statistical rating organizations, or are unrated securities but which have been determined by the Subadviser to be of comparable quality. The total assets of a bank will not be the sole factor determining the Subadviser’s investment decisions.

The ASG Funds may also purchase U.S. dollar-denominated obligations issued by foreign branches of domestic banks or foreign branches of foreign banks (“Eurodollar” obligations) and domestic branches of foreign banks (“Yankee dollar” obligations).

Eurodollar and other foreign obligations involve special investment risks, including the possibility that (i) liquidity could be impaired because of future political and economic developments, (ii) the obligations may be less marketable than comparable domestic obligations of domestic issuers, (iii) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, (iv) deposits may be seized or nationalized, (v) foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations, (vi) the selection of foreign obligations may be more difficult because there may be less information publicly available concerning foreign issuers, (vii) there may be difficulties in enforcing a judgment against a foreign issuer, or (viii) the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers. In addition, foreign banks are not subject to examination by U.S. government agencies or instrumentalities.

The restrictions in this section will not apply to any investments that are not part of the ASG Money Market Portion. For example, these restrictions will not limit which banks may serve as counterparties for a Fund’s derivative instruments.

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Bank Loans and Loan Participations

The ASG Funds may invest in bank loans, which include senior secured and unsecured floating rate loans made by banks and other financial institutions to corporate customers. Typically, these loans hold the most senior position in a borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently. These loans generally will not be rated investment-grade by the rating agencies. Economic downturns generally lead to higher non-payment and default rates and a senior loan could lose a substantial part of its value prior to a default. However, as compared to junk bonds, senior floating rate loans are typically senior in the capital structure and are often secured by collateral of the borrower. A Fund’s investments in loans are subject to credit risk, and even secured bank loans may not be adequately collateralized. The interest rates on many bank loans reset frequently, and thus bank loans are subject to interest rate risk. Most bank loans, like most investment-grade bonds, are not traded on any national securities exchange. Bank loans generally have less liquidity than investment-grade bonds and there may be less public information available about them. Large loans to corporations or governments may be shared or syndicated among several lenders, usually (but often not limited to) banks. A Fund may participate in the primary syndicate for a loan or it may also purchase loans from other lenders (sometimes referred to as loan assignments), in either case becoming a direct lender. A Fund may also acquire a participation interest in another lender’s portion of the senior loan. Participation interests involve special types of risk, including liquidity risk and the risks of being a lender. If a Fund purchases a participation interest, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the credit risk of the borrower.

Commodities – General

Commodities are assets that have tangible properties, such as oil, metals, livestock or agricultural products. Historically, commodity investments have had a relatively high correlation with changes in inflation and a relatively low correlation to stock and bond returns. Commodity-related securities and other instruments provide exposure, which may include long and/or short exposure, to the investment returns of physical commodities that trade in commodities markets, without investing directly in physical commodities. A Fund may invest in commodity-related securities and other instruments, such as structured notes, swap agreements, options, futures and options on futures, that derive value from the price movement of commodities, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. However, the ability of a Fund to invest directly in commodities, and in certain commodity-related securities and other instruments, is subject to significant limitations in order to enable a Fund to maintain its status as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”).

The value of commodity-related instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-related instruments will rise or fall in response to changes in the underlying commodity or related index. Investments in commodity-related instruments may be subject to greater volatility than non-commodity-based investments. A highly liquid secondary market may not exist for certain commodity-related instruments, and there can be no assurance that one will develop. Commodity-related instruments are also subject to credit and interest rate risks that in general affect the values of debt securities. A Fund may lose money on its commodity investments.

Commodities – Wholly-Owned Subsidiary

The ASG Funds have each established a wholly-owned non-U.S. subsidiary to gain indirect exposure to the investment returns of the commodities markets within the limitations of the federal tax law requirements applicable to RICs. The subsidiaries may invest principally in commodity futures, options and possibly swap contracts, as well as certain fixed-income investments intended to serve as margin or collateral for each subsidiary’s derivatives positions. The subsidiaries must, however, comply with the same 1940 Act asset coverage requirements with respect to investments in commodity-related securities that apply to a Fund’s transactions in these instruments. By investing in such a subsidiary, each of the ASG Funds will be exposed to the risks associated with its subsidiary’s commodity-related investments.

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Convertible Securities

The Funds may invest in convertible securities. Convertible securities include corporate bonds, notes or preferred stocks of U.S. or foreign issuers that can be converted into (exchanged for) common stocks or other equity securities. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Since convertible securities may be converted into equity securities, their values will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying equity security. Convertible securities are generally subject to the same risks as non-convertible fixed-income securities, but usually provide a lower yield than comparable fixed-income securities. Many convertible securities are relatively illiquid.

Corporate Reorganizations

The Funds may invest in securities for which a tender or exchange offer has been made or announced and in securities of companies for which a merger, consolidation, liquidation or reorganization proposal has been announced if, in the judgment of the Adviser, there is a reasonable prospect of capital appreciation significantly greater than the brokerage and other transaction expenses involved. The primary risk of such investments is that if the contemplated transaction is abandoned, revised, delayed or becomes subject to unanticipated uncertainties, the market price of the securities may decline below the purchase price paid by a Fund.

In general, securities which are the subject of such an offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or proposal. However, the increased market price of such securities may also discount what the stated or appraised value of the security would be if the contemplated transaction were approved or consummated. Such investments may be advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders of the prospective company as a result of the contemplated transaction; or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The evaluation of such contingencies requires unusually broad knowledge and experience on the part of the Adviser which must appraise not only the value of the issuer and its component businesses, but also the financial resources and business motivation of the offer or proposal as well as the dynamics of the business climate when the offer or proposal is in process.

Debt Securities

The Funds may invest in debt securities. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero-coupon securities, do not pay interest but are sold at a discount from their face values. Debt securities include corporate bonds, government securities and mortgage and other asset-backed securities. Debt securities include a broad array of short-, medium- and long-term obligations issued by the U.S. or foreign governments, government or international agencies and instrumentalities, and corporate issuers of various types. Some debt securities represent uncollateralized obligations of their issuers; in other cases, the securities may be backed by specific assets (such as mortgages or other receivables) that have been set aside as collateral for the issuer’s obligation. Debt securities generally involve an obligation of the issuer to pay interest or dividends on either a current basis or at the maturity of the securities, as well as the obligation to repay the principal amount of the security at maturity.

Debt securities are subject to market risk and credit risk. Credit risk relates to the ability of the issuer to make payments of principal and interest and includes the risk of default. Sometimes, an issuer may make these payments from money raised through a variety of sources, including, with respect to issuers of municipal securities, (i) the issuer’s general taxing power, (ii) a specific type of tax, such as a property tax or (iii) a particular facility or project such as a highway. The ability of an issuer to make these payments could be affected by general economic conditions, issues specific to the issuer, litigation, legislation or other political events, the bankruptcy of the issuer, war, natural disasters, terrorism or other major events. U.S. government securities are not generally perceived to

17

involve credit risks to the same extent as investments in other types of fixed-income securities; as a result, the yields available from U.S. government securities are generally lower than the yields available from corporate debt securities. Market risk is the risk that the value of the security will fall because of changes in market rates of interest. Generally, the value of debt securities falls when market rates of interest are rising. Some debt securities also involve prepayment or call risk. This is the risk that the issuer will repay a Fund the principal on the security before it is due, thus depriving a Fund of a favorable stream of future interest payments.

Because interest rates vary, it is impossible to predict the income of a Fund that invests in debt securities for any particular period. Fluctuations in the value of a Fund’s investments in debt securities will cause a Fund’s net asset value (“NAV”) to increase or decrease.

Derivative Instruments

The Funds expect to use a number of derivative instruments as part of their investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. The Adviser may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. The Adviser will “cover” its obligations under its derivative contracts by segregating or otherwise designating high quality money market and similar short-term instruments against the value of its net obligations under these positions (less any margin on deposit with the applicable broker) or by entering into offsetting positions. Examples of derivative instruments that a Fund may use include (but are not limited to) futures contracts, options contracts, swap transactions and forward currency contracts.

Derivatives involve special risks, including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser’s or Subadviser’s view as to certain market movements is incorrect, the risk that the use of derivatives could result in significantly greater losses than if they had not been used. Recently, several broker-dealers and other financial institutions have experienced extreme financial difficulty, sometimes resulting in the bankruptcy of the institution. Although the Adviser and/or Subadviser monitor the creditworthiness of a Fund’s counterparties, there can be no assurance that a Fund’s counterparties will not experience similar difficulties, possibly resulting in losses to a Fund. Losses resulting from the use of derivatives will reduce a Fund’s NAV, and possibly income, and the losses may be significantly greater than if derivatives had not been used. The degree of a Fund’s use of derivatives may be limited by certain provisions of the Code. When used, derivatives may increase the amount and affect the timing and character of taxable distributions paid to shareholders.

Futures Contracts

Futures transactions involve a Fund’s buying or selling futures contracts. A futures contract is an agreement between two parties to buy and sell a particular security, currency or other asset, or commodity or group or index of securities, commodities, currencies or other assets for a specified price on a specified future date. A futures contract creates an obligation by the seller to deliver and the buyer to take delivery of the type of instrument or cash (depending on whether the contract calls for physical delivery or cash settlement) at the time and in the amount specified in the contract. In the case of futures on an index, the seller and buyer agree to settle in cash, at a future date, based on the difference in value of the contract between the date it is opened and the settlement date. The value of each contract is equal to the value of the index from time to time multiplied by a specified dollar amount. For example, S&P 500 Index futures may trade in contracts with a value equal to $250 multiplied by the S&P 500 Index.

When a trader, such as a Fund, enters into a futures contract, it is required to deposit with (or for the benefit of) its broker as “initial margin” an amount of cash or short-term high-quality securities (such as U.S. Treasury bills or high-quality tax-exempt bonds acceptable to the broker) equal to approximately 2% to 5% of the delivery or settlement price of the contract (depending on applicable exchange rules). Initial margin is held to secure the performance of the holder of the futures contract. As the value of the contract changes, the value of futures contract positions increases or declines. At the end of each trading day, the amount of such increase and decline is received and paid respectively by and to the holders of these positions. The amount received or paid is known as “variation

18

margin.” If a Fund has a long position in a futures contract it will designate on a Fund’s records or establish a segregated account with a Fund’s custodian with cash or liquid securities eligible for purchase by a Fund equal to its daily marked-to-market net obligation under the contract (less any margin on deposit). For short positions in futures contracts, a Fund will designate on a Fund’s records or establish a segregated account with the custodian with cash or liquid securities eligible for purchase by a Fund that, when added to the amounts deposited as margin, equal its daily marked-to-market net obligation under the futures contracts.

Gain or loss on a futures position is equal to the net variation margin received or paid over the time the position is held, plus or minus the amount received or paid when the position is closed, minus brokerage commissions.

Although many futures contracts call for the delivery (or acceptance) of the specified instrument, futures are usually closed out before the settlement date through the purchase (or sale) of a comparable contract. A Fund may recognize a loss on the purchase (or sale) of the comparable contract. A futures sale is closed by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and with the same delivery date. Similarly, a futures purchase is closed by the purchaser selling an offsetting futures contract.

Options and Warrants

Options transactions may involve a Fund’s buying or writing (selling) options on securities, securities indices or currencies. A Fund may engage in these transactions either to enhance investment return or to hedge against changes in the value of other assets that it owns or intends to acquire.

Options can generally be classified as either “call” or “put” options. There are two parties to a typical options transaction: the “writer” (seller) and the “buyer.” A call option gives the buyer the right to buy a security or other asset (such as an amount of currency or a futures contract) from, and a put option gives the buyer the right to sell a security or other asset to, the option writer at a specified price, on or before a specified date. The buyer of an option pays a premium when purchasing the option, which reduces the return on the underlying security or other asset if the option is exercised, and results in a loss if the option expires unexercised. The writer of an option receives a premium from writing an option, which may increase its return if the option expires or is closed out at a profit. An “American-style” option allows exercise of the option at any time during the term of the option. A “European-style” option allows an option to be exercised only at a specific time or times, such as the end of its term. Options may be traded on or off an established securities exchange.

If the holder of an option wishes to terminate its position, it may seek to effect a closing sale transaction by selling an option identical to the option previously purchased. The effect of the purchase is that the previous option position will be canceled. A Fund will realize a profit from closing out an option if the price received for selling the offsetting position is more than the premium paid to purchase the option; a Fund will realize a loss from closing out an option transaction if the price received for selling the offsetting option is less than the premium paid to purchase the option. Since premiums on options having an exercise price close to the value of the underlying securities or futures contracts usually have a time value component (i.e., a value that diminishes as the time within which the option can be exercised grows shorter), the value of an options contract may change as a result of the lapse of time even though the value of the futures contract or security underlying the option (and of the security or other asset deliverable under the futures contract) has not changed.

As an alternative to purchasing call and put options on index futures, a Fund may purchase or sell call or put options on the underlying indices themselves. Such options would be used in a manner similar to the use of options on index futures.

Options on Foreign Currencies

The Funds may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized, as described in the Prospectuses. In addition, options on foreign currencies may be used to hedge against adverse changes in foreign currency conversion rates. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the

19

U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of the portfolio securities, a Fund may buy put options on the foreign currency. If the value of the currency declines, a Fund will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.

Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Fund may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to a Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent desired, a Fund could sustain losses on transactions in foreign currency options that would require a Fund to forego a portion or all of the benefits of advantageous changes in those rates.

The Funds may also write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar due to adverse fluctuations in exchange rates, a Fund could, instead of purchasing a put option, write a call option on the relevant currency. If the decline expected by a Fund occurs, the option will most likely not be exercised and the diminution in value of portfolio securities will be offset at least in part by the amount of the premium received. Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, a Fund could write a put option on the relevant currency which, if rates move in the manner projected by a Fund, will expire unexercised and allow a Fund to hedge the increased cost up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and a Fund would be required to buy or sell the underlying currency at a loss, which may not be fully offset by the amount of the premium. Through the writing of options on foreign currencies, a Fund also may lose all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.

Options on Indices

The Funds may invest in options on indices. Put and call options on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from a Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (“multiplier”), which determines the total dollar value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon a Fund’s exercise of the put, to deliver to a Fund an amount of cash equal to the difference between the exercise price of the option and the value of the index, times a multiplier, similar to that described above for calls. When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require a Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and exercise price times the multiplier if the closing level is less than the exercise price.

Exchange-Traded and Over-the-Counter Options

The Funds may purchase or write both exchange-traded and over-the-counter (“OTC”) options. OTC options differ from exchange-traded options in that they are two-party contracts, with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

An exchange-traded option may be closed out only on an exchange that generally provides a liquid secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option, with the result that a Fund would have to exercise the option in order to consummate the transaction. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain

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options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation or other clearing organization may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

An OTC option (an option not traded on an established exchange) may be closed out only by agreement with the other party to the original option transaction. With OTC options, a Fund is at risk that the other party to the transaction will default on its obligations or will not permit a Fund to terminate the transaction before its scheduled maturity. While a Fund will seek to enter into OTC options only with dealers who agree to or are expected to be capable of entering into closing transactions with a Fund, there can be no assurance that a Fund will be able to liquidate an OTC option at a favorable price at any time prior to its expiration. OTC options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation or other clearing organizations.

Index Warrants

The Funds may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices (“index warrants”). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at a time when, in the case of a call warrant, the exercise price is more than the value of the underlying index, or in the case of a put warrant, the exercise price is less than the value of the underlying index. If a Fund were not to exercise an index warrant prior to its expiration, then a Fund would lose the amount of the purchase price paid by it for the warrant. A Fund will normally use index warrants in a manner similar to its use of options on securities indices.

Forward Contracts

As described in the section “Foreign Currency Transactions” below, the Funds may invest in forward contracts. Forward contracts are transactions involving a Fund’s obligation to purchase or sell a specific currency at a future date at a specified price. For example, forward contracts may be used when the Adviser anticipates that particular foreign currencies will appreciate or depreciate in value or to take advantage of the expected relationships between various currencies, regardless of whether securities denominated in such currencies are not then held in a Fund’s investment portfolio. Forward contracts may also be used by a Fund for hedging purposes to protect against uncertainty in the level of future foreign currency exchange rates, such as when a Fund anticipates purchasing or selling a foreign security. This technique would allow a Fund to “lock in” the U.S. dollar price of the investment. Forward contracts also may be used to attempt to protect the value of a Fund’s existing holdings of foreign securities. There may be, however, imperfect correlation between a Fund’s foreign securities holdings and the forward contracts entered into with respect to such holdings. The cost to a Fund of engaging in forward contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. As described above, the Adviser will “cover” its obligations under forward contracts by segregating or otherwise designating high quality money market and similar short-term instruments against the value of its net obligations under these positions (less any margin on deposit with the applicable broker) or by entering into offsetting positions.

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Swap Transactions

A swap transaction is an unregulated, individually negotiated agreement (typically with a bank, a brokerage firm or other financial institution as counterparty) to exchange two streams of payments (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). A Fund may enter into interest rate, currency, index, total return and other swap transactions. For example, a Fund may enter into interest rate or currency swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, to gain exposure to one or more securities, currencies, commodities, or interest rates, to protect against currency fluctuations, to manage duration, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date and to take advantage of perceived mispricing in the securities markets. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies. An index swap is an agreement to make or receive payments based on the different returns that would be achieved if a notional amount were invested in a specified basket of securities (such as the S&P 500 Index) or in some other investment (such as U.S. Treasury securities or commodities). A total return swap is an agreement to make payments of the total return from a specified asset or instrument (or a basket of such instruments) during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another specified asset or instrument. Alternatively, a total return swap can be structured so that one party will make payments to the other party if the value of the relevant asset or instrument increases, but receive payments from the other party if the value of that asset or instrument decreases.

Under most swap agreements, payments by the parties will be exchanged on a “net basis,” and a party will receive or pay, as the case may be, only the net amount of the two payments. A Fund will designate or segregate liquid assets in an amount sufficient to cover its current net obligations under swap agreements.

The Funds may also enter into options on swaps. A Fund may engage in swap options for hedging purposes or to manage and mitigate credit and interest rate risk. A Fund may write (sell) and purchase put and call swap options. The use of swap options involves risks, including, among others, (i) changes in the market value of securities held by a Fund and of swap options relating to those securities may not be proportionate, (ii) there may not be a liquid market to sell a swap option, which could result in difficulty closing a position, (iii) swap options can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate, and (iv) counterparty risk. Swap agreements are sophisticated financial instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. Swaps can be highly volatile and may have a considerable impact on a Fund’s performance, as the potential gain or loss on any swap transaction is not subject to any fixed limit. A Fund’s successful use of swap agreements will depend on the Adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Even though swap markets in which swap transactions are traded have grown significantly in recent years, swap agreements are typically not traded on exchanges and are subject to liquidity risk. As a result, a Fund bears the risk of loss of the amount expected to be received pursuant to a swap agreement in the event of the default or bankruptcy of the counterparty, and the value of a swap agreement in general depends on the creditworthiness of the counterparty. A Fund may also suffer losses if it is unable to terminate (or terminate at the time and price desired) outstanding swap agreements (either by assignment or other disposition) or reduce its exposure through offsetting transactions.

Credit Default Swaps

The Funds may enter into credit default swap agreements, which may have as reference obligations one or more debt securities or an index of such securities. In a credit default swap, one party (the “protection buyer”) is obligated to pay the other party (the “protection seller”) a stream of payments over the term of the contract, provided that no credit event, such as a default or, in some instances, a downgrade in credit rating, occurs on the reference obligation. If a credit event occurs, the protection seller must generally pay the protection buyer the “par value” (the agreed-upon notional value) of the referenced debt obligation in exchange for an equal face amount of deliverable reference obligations or a specified amount of cash, depending upon the terms of the swap.

A Fund may be either the protection buyer or protection seller in a credit default swap. If a Fund is a protection buyer, a Fund would pay the counterparty a periodic stream of payments over the term of the contract and would not

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recover any of those payments if no credit event were to occur. However, if a credit event occurs, a Fund as a protection buyer has the right to deliver the referenced debt obligations or a specified amount of cash, depending upon the terms of the swap, and receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, a Fund would receive fixed payments throughout the term of the contract if no credit event occurs. If a credit event occurs, however, the value of the obligation received by a Fund (e.g., bonds which defaulted), plus the periodic payments previously received, may be less than the par value of the obligation, or cash received, resulting in a loss to the protection seller. Furthermore, a Fund as a protection seller would effectively add leverage to its portfolio because it will have investment exposure to the notional amount of the swap.

Credit default swap agreements are subject to greater risk than a direct investment in the reference obligation. Like all swap agreements, credit default swaps are subject to liquidity, credit and counterparty risks. In addition, collateral posting requirements are individually negotiated and there is no regulatory requirement that a counterparty post collateral to secure its obligations or a specified amount of cash, depending upon the terms of the swap, under a credit default swap. Furthermore, there is no requirement that a party be informed in advance when a credit default swap agreement is sold. Accordingly, a Fund may have difficulty identifying the party responsible for payment of its claims. The notional value of credit default swaps with respect to a particular investment is often larger than the total par value of such investment outstanding and, in event of a default, there may be difficulties in making the required deliveries of the reference investments, possibly delaying payments.

The market for credit default swaps has become more volatile recently as the creditworthiness of certain counterparties has been questioned and/or downgraded. If a counterparty’s credit becomes significantly impaired, multiple requests for collateral posting in a short period of time could increase the risk that a Fund may not receive adequate collateral. Credit default swaps are not currently traded on any securities exchange. A Fund generally may exit its obligations under a credit default swap only by terminating the contract and paying applicable breakage fees, or by entering into an offsetting credit default swap position, which may cause a Fund to incur more losses.

In addition, the Funds may invest in publicly or privately issued interests in investment pools whose underlying assets are credit default, credit-linked, interest rate, currency exchange, equity-linked or other types of swap contracts and related underlying securities or securities loan agreements. The pools’ investment results may be designed to correspond generally to the performance of a specified securities index or “basket” of securities, sometimes a single security. These types of pools are often used to gain exposure to multiple securities with a smaller investment than would be required to invest directly in the individual securities. They may also be used to gain exposure to foreign securities markets without investing in the foreign securities themselves or the relevant foreign market. To the extent that a Fund invests in pools of swaps and related underlying securities or securities loan agreements whose return corresponds to the performance of a foreign securities index or one or more foreign securities, investing in such pools will involve risks similar to the risks of investing in foreign securities. See “Foreign Securities” below. In addition to the risks associated with investing in swaps generally, a Fund bears the risks and costs generally associated with investing in pooled investment vehicles, such as paying the fees and expenses of the pool and the risk that the pool or the operator of the pool may default on its obligations to the holder of interests in the pool, such as a Fund. Interests in privately offered investment pools of swaps may be considered illiquid or deemed liquid, subject to a Fund’s restrictions on investments in illiquid securities.

Additional Risks of Derivative Instruments

As described in the Prospectuses, the Funds intend to use derivative instruments, including several of the instruments described above, as part of their investment practices as well as for risk management purposes. Although the Adviser may seek to use these transactions to achieve a Fund’s investment goals, no assurance can be given that the use of these transactions will achieve this result. Any or all of these investment techniques may be used at any time. The ability of a Fund to utilize these derivative instruments successfully will depend on the Adviser’s ability to predict pertinent market movements, which cannot be assured. Furthermore, a Fund’s use of certain derivatives may in some cases involve forms of financial leverage, which involves risk and may increase the volatility of a Fund’s NAV. Leveraging may cause a Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. To the extent that a Fund is not able to close out a leveraged position because of market illiquidity, a Fund’s liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations. A Fund will comply with

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applicable regulatory requirements when implementing these strategies, techniques and instruments. Use of derivatives for other than hedging purposes may be considered a speculative activity, involving greater risks than are involved in hedging.

The value of some derivative instruments in which a Fund invests may be particularly sensitive to changes in prevailing interest rates or other economic factors and the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the Adviser to forecast interest rates and other economic factors correctly. If the Adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, a Fund could be exposed to the risk of loss. If the Adviser incorrectly forecasts interest rates, market values or other economic factors in using a derivatives strategy for a Fund, a Fund might have been in a better position if it had not entered into the transaction at all. Also, suitable derivative transactions may not be available in all circumstances. The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Fund to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because a Fund is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and the possible inability of a Fund to close out or to liquidate its derivatives positions. In addition, a Fund’s use of such instruments may cause a Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if it had not used such instruments. To the extent that a Fund gains exposure to an asset class using derivative instruments backed by a collateral portfolio of other securities, changes in the value of those other securities may result in greater or lesser exposure to that asset class than would have resulted from a direct investment in securities comprising that asset class. A Fund may invest in derivative instruments linked to the returns of one or more hedge funds or groups of hedge funds. To the extent that a Fund invests in such instruments, in addition to the risks associated with investments in derivative instruments generally, a Fund will be subject to the risks associated with investments in hedge funds.

The correlation between the price movement of the derivatives contract and the hedged security may be distorted due to differences in the nature of the relevant markets. For example, if the price of the futures contract moves more than the price of the hedged security, a Fund would experience either a loss or a gain on the derivative that is not completely offset by movements in the price of the hedged securities. For example, in an attempt to compensate for imperfect price movement correlations, a Fund may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the price movement volatility of the hedged securities is historically greater than the volatility of the futures contract. Conversely, a Fund may purchase or sell futures contracts in a smaller dollar amount than the hedged securities if the volatility of the price of hedged securities is historically less than that of the futures contracts.

The price of index futures may not correlate perfectly with movement in the relevant index due to certain market distortions. One such distortion stems from the fact that all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the index and futures markets. Another market distortion results from the deposit requirements in the futures market being less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. A third distortion is caused by the fact that trading hours for foreign stock index futures may not correspond perfectly to hours of trading on the foreign exchange to which a particular foreign stock index futures contract relates. This may result in a disparity between the price of index futures and the value of the relevant index due to the lack of continuous arbitrage between the index futures price and the value of the underlying index. Finally, hedging transactions using stock indices involve the risk that movements in the price of the index may not correlate with price movements of the particular portfolio securities being hedged.

Price movement correlation in derivative transactions also may be distorted by the illiquidity of the derivatives markets and the participation of speculators in such markets. If an insufficient number of contracts are traded, commercial users may not deal in derivatives because they do not want to assume the risk that they may not be able

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to close out their positions within a reasonable amount of time. In such instances, derivatives market prices may be driven by different forces than those driving the market in the underlying securities, and price spreads between these markets may widen. The participation of speculators in the market enhances its liquidity. Nonetheless, speculators trading spreads between futures markets may create temporary price distortions unrelated to the market in the underlying securities.

Positions in futures contracts and options on futures contracts may be established or closed out only on an exchange or board of trade. There is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract or at any particular time. The liquidity of markets in futures contracts and options on futures contracts may be adversely affected by “daily price fluctuation limits” established by commodity exchanges which limit the amount of fluctuation in a futures or options price during a single trading day. Once the daily limit has been reached in a contract, no trades may be entered into at a price beyond the limit, which may prevent the liquidation of open futures or options positions. Prices have in the past exceeded the daily limit on a number of consecutive trading days. If there is not a liquid market at a particular time, it may not be possible to close a futures or options position at such time, and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. However, if futures or options are used to hedge portfolio securities, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract.

Income earned by a Fund from its options activities will be treated as capital gain and, if not offset by net recognized capital losses incurred by a Fund, will be distributed to shareholders in taxable distributions. Although gain from options transactions may hedge against a decline in the value of a Fund’s portfolio securities, that gain, to the extent not offset by losses, will be distributed in light of certain tax considerations and will constitute a distribution of that portion of the value preserved against decline.

The value of options purchased by a Fund and futures contracts held by a Fund may fluctuate based on a variety of market and economic factors. In some cases, the fluctuations may offset (or be offset by) changes in the value of securities or derivatives held in a Fund’s portfolio. All transactions in options and futures involve the possible risk of loss to a Fund of all or a significant part of the value of its investment. In some cases, the risk of loss may exceed the amount of a Fund’s investment. When a Fund writes a call option or sells a futures contract without holding the underlying securities, currencies or futures contracts, its potential loss is unlimited. A Fund will be required, however, to segregate or designate on its records liquid assets in amounts sufficient at all times to satisfy its net obligations under options and futures contracts.

The risks of a Fund’s use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Although a Fund will normally invest only in exchange-listed warrants, index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit a Fund’s ability to exercise the warrants at such time, or in such quantities, as a Fund would otherwise wish to do.

In the case of options that are not traded on an exchange (OTC options), a Fund is at risk that the other party to the transaction will default on its obligations, or will not permit a Fund to terminate the transaction before its scheduled maturity.

The derivatives markets of foreign countries are small compared to those of the United States and consequently are characterized in most cases by less liquidity than U.S. markets. In addition, derivatives that are traded on foreign exchanges may not be regulated as effectively as similar transactions in the United States, may not involve a clearing mechanism and related guarantees, may be subject to less detailed reporting requirements, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in a Fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume. Furthermore, investments in options in foreign markets are subject to many of the same risks as other foreign investments. See the section “Foreign Securities” below.

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Forward contracts are subject to many of the same risks as options, warrants and futures contracts described above. As described in the section “Foreign Currency Transactions” below, forward contracts may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. In addition, the effect of changes in the dollar value of a foreign currency on the dollar value of a Fund’s assets and on the net investment income available for distribution may be favorable or unfavorable. A Fund may incur costs in connection with conversions between various currencies, and a Fund will be subject to increased illiquidity and counterparty risk because forward contracts are not traded on an exchange and often are not standardized. A Fund may also be required to liquidate portfolio assets, or may incur increased currency conversion costs, to compensate for a decline in the dollar value of a foreign currency occurring between the time when a Fund declares and pays a dividend, or between the time when a Fund accrues and pays an operating expense in U.S. dollars.

Risk of Potential Government Regulation of Derivatives. It is possible that government regulation of various types of derivative instruments, including futures and swap agreements, may limit or prevent a Fund from using such instruments as part of its investment strategy, and could ultimately prevent a Fund from being able to achieve its investment goals. For example, in 2008, multiple committees of the U.S. Congress held hearings investigating the rise in energy and agricultural prices and the role that the futures market and swap market participants have played in this phenomenon. The U.S. Commodity Futures Trading Commission is also investigating allegations of price manipulation in certain commodity markets. Some legislative and regulatory proposals would impose limits on the maximum position that could be held by a single trader in certain contracts and would subject some derivatives transactions to new forms of regulation that could create barriers to some types of investment activity. Furthermore, in 2009, the U.S. Congress formed the Financial Crisis Inquiry Commission to investigate the financial turmoil that began in 2008, the result of which could lead to legislation regulating, among other things, the use of derivatives. While none of this regulatory or legislative activity has a direct, immediate effect upon a Fund, it is not possible to predict the course of future legislation or regulation in this area. It is possible that if these or similar measures were to become law, they could potentially limit or completely restrict the ability of a Fund to use these instruments as a part of its investment strategy. Limits or restrictions applicable to the counterparties with which a Fund engages in derivative transactions could also prevent a Fund from using these instruments.

Other Derivatives; Future Developments

The above discussion relates to a Fund’s proposed use of certain types of derivatives currently available. However, a Fund is not limited to the transactions described above. In addition, the relevant markets and related regulations are constantly changing and, in the future, a Fund may use derivatives not currently available or widely in use.

A Fund is operated by a person who has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act (the “CEA”) and, therefore, such person is not subject to registration or regulation as a pool operator under the CEA.

Depositary Receipts

Some Funds may invest in foreign equity securities by purchasing “depositary receipts.” Depositary receipts are instruments issued by a bank that represent an interest in equity securities held by arrangement with the bank. Depositary receipts can be either “sponsored” or “unsponsored.” Sponsored depositary receipts are issued by banks in cooperation with the issuer of the underlying equity securities. Unsponsored depositary receipts are arranged without involvement by the issuer of the underlying equity securities and, therefore, less information about the issuer of the underlying equity securities may be available and price may be more volatile than sponsored depositary receipts. American Depositary Receipts (“ADRs”) are depositary receipts that are bought and sold in the United States and are typically issued by a U.S. bank or trust company which evidence ownership of underlying securities by a foreign corporation.

All depositary receipts, including those denominated in U.S. dollars, will be subject to foreign currency exchange risk. The effect of changes in the dollar value of a foreign currency on the dollar value of a Fund’s assets and on the

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net investment income available for distribution may be favorable or unfavorable. A Fund may incur costs in connection with conversions between various currencies. In addition, a Fund may be required to liquidate portfolio assets, or may incur increased currency conversion costs, to compensate for a decline in the dollar value of a foreign currency occurring between the time when a Fund declares and pays a dividend, or between the time when a Fund accrues and pays an operating expense in U.S. dollars.

Because a Fund may invest in depositary receipts, changes in foreign economies and political climates are more likely to affect a Fund than a mutual fund that invests exclusively in U.S. companies. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information. If a Fund’s portfolio is over-weighted in a certain geographic region, any negative development affecting that region will have a greater impact on a Fund than a fund that is not over-weighted in that region.

Emerging Markets

Investments in foreign securities may include investments in emerging or developing countries whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy’s dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, very limited numbers of potential buyers for such securities, less developed custodial and deposit systems and delays and disruptions in securities settlement procedures.

In determining whether to invest in securities of foreign issuers, the Adviser may consider the likely effects of foreign taxes on the net yield available to a Fund and its shareholders. Compliance with foreign tax laws may reduce a Fund’s net income available for distribution to shareholders.

Equity Securities

Equity securities are securities that represent an ownership interest (or the right to acquire such an interest) in a company and include common and preferred stocks and securities exercisable for, or convertible into, common or preferred stocks (such as warrants, convertible debt securities and convertible preferred stock), and other equity like interests in an entity. Equity securities may take the form of stock in a corporation, limited partnership interests, interests in limited liability companies, depositary receipts, real estate investment trusts (“REITs”), other investment companies or other trusts and other similar securities. Common stocks represent an equity or ownership interest in an issuer. Preferred stocks represent an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over holders of preferred stock, whose claims take precedence over the claims of those who own common stock.

While offering greater potential for long-term growth, equity securities generally are more volatile and more risky than some other forms of investment, particularly debt securities. A Fund may invest in equity securities of companies with relatively small market capitalizations. Securities of such companies may be more volatile than the securities of larger, more established companies and the broad equity market indices. A Fund’s investments may include securities traded over-the-counter as well as those traded on a securities exchange. Some securities, particularly over-the-counter securities, may be more difficult to sell under some market conditions.

Exchange-Traded Funds

Some Funds may invest in shares of exchange-traded funds (“ETFs”). An ETF is an investment company that is generally registered under the 1940 Act that holds a portfolio of securities designed to track the performance of a particular index. The index may be actively managed. ETFs sell and redeem their shares at NAV in large blocks (typically 50,000 of its shares or more) called “creation units.” Shares representing fractional interests in these creation units are listed for trading on national securities exchanges and can be purchased and sold in the secondary market in lots of any size at any time during the trading day. ETFs sometimes also refer to non-RICs that invest directly in commodities or other assets (e.g., gold bullion).

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Investments in ETFs involve certain inherent risks generally associated with investments in a broadly-based portfolio of securities including risks that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF or other instrument. In addition, an ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or number of stocks held. ETFs that invest in other assets are subject to the risks associated with directly investing in those assets.

Because ETFs and pools that issue similar instruments bear various fees and expenses, a Fund’s investment in these instruments will involve certain indirect costs, as well as transaction costs, such as brokerage commissions. The Adviser may consider the expenses associated with an investment in determining whether to invest in an ETF. See the section “Investment Companies” below for information about investments in investment companies generally.

Fixed-Income Securities

Fixed-income securities pay a specified rate of interest or dividends, or a rate that is adjusted periodically by reference to some specified index or market rate. Fixed-income securities include securities issued by federal, state, local and foreign governments and related agencies, and by a wide range of private or corporate issuers. Fixed-income securities include, among others, bonds, debentures, notes, bills and commercial paper. Because interest rates vary, it is impossible to predict the income of a Fund for any particular period. In addition, the prices of fixed-income securities generally vary inversely with changes in interest rates. Prices of fixed-income securities may also be affected by items related to a particular issue or to the debt markets generally. The NAV of a Fund’s shares will vary as a result of changes in the value of the securities in a Fund’s portfolio.

Investment-Grade Fixed-Income Securities. To be considered investment-grade quality, at least one of the three major rating agencies (Fitch Investor Services, Inc. (“Fitch”), Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Ratings Group (“S&P”)) must have rated the security in one of its respective top four rating categories at the time a Fund acquires the security or, if the security is unrated, the Adviser must have determined it to be of comparable quality.

Lower-Quality Fixed-Income Securities. Lower-quality fixed-income securities (commonly referred to as “junk bonds”) are below investment-grade quality. To be considered below investment-grade quality, none of the three major rating agencies must have rated the security in one of its respective top four rating categories at the time a Fund acquires the security or, if the security is unrated, the Adviser must have determined it to be of comparable quality.

Lower-quality fixed-income securities are subject to greater credit risk and market risk than higher-quality fixed-income securities. Lower-quality fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments. If a Fund invests in lower-quality fixed-income securities, a Fund’s achievement of its objective may be more dependent on the Adviser’s own credit analysis than is the case with funds that invest in higher-quality fixed-income securities. The market for lower-quality fixed-income securities may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of this market, or by legislation that limits the ability of certain categories of financial institutions to invest in these securities. In addition, the secondary market may be less liquid for lower-quality fixed-income securities. This lack of liquidity at certain times may affect the values of these securities and may make the evaluation and sale of these securities more difficult. Lower-quality fixed-income securities may be in poor standing or in default and typically have speculative characteristics.

A Fund may continue to hold fixed-income securities that are downgraded in quality subsequent to their purchase if the Adviser believes it would be advantageous to do so.

Foreign Currency Transactions

The Funds may engage in foreign currency transactions for both hedging and investment purposes. In addition, certain of a Fund’s investments will be denominated in foreign currencies or traded in securities markets in which

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settlements are made in foreign currencies. Any income on such investments is generally paid to a Fund in foreign currencies. The value of these foreign currencies relative to the U.S. dollar varies continually, causing changes in the dollar value of a Fund’s portfolio investments (even if the local market price of the investments is unchanged) and changes in the dollar value of a Fund’s income available for distribution to its shareholders. The effect of changes in the dollar value of a foreign currency on the dollar value of a Fund’s assets and on the net investment income available for distribution may be favorable or unfavorable.

A Fund may incur costs in connection with conversions between various currencies. In addition, a Fund may be required to liquidate portfolio assets, or may incur increased currency conversion costs, to compensate for a decline in the dollar value of a foreign currency occurring between the time when a Fund declares and pays a dividend, or between the time when a Fund accrues and pays an operating expense in U.S. dollars.

To protect against a change in the foreign currency exchange rate between the date on which a Fund contracts to purchase or sell a security and the settlement date for the purchase or sale, to gain exposure to one or more foreign currencies or to “lock in” the equivalent of a dividend or interest payment in another currency, a Fund might purchase or sell a foreign currency on a spot (i.e., cash) basis at the prevailing spot rate.

If conditions warrant, a Fund may also enter into forward contracts with banks or broker-dealers to purchase or sell foreign currencies at a future date, as described above in the section “Derivative Instruments.” A Fund will maintain cash or other liquid assets eligible for purchase by a Fund either “designated” on a Fund’s records or in a segregated account with the custodian in an amount at least equal to the lesser of (i) the difference between the current value of a Fund’s liquid holdings that settle in the relevant currency and a Fund’s outstanding obligations under currency forward contracts, or (ii) the current amount, if any, that would be required to be paid to enter into an offsetting forward currency contract which would have the effect of closing out the original forward contract.

Forward contracts are subject to many of the same risks as derivatives described in the section “Derivative Instruments.” Forward contracts may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. In addition, the effect of changes in the dollar value of a foreign currency on the dollar value of a Fund’s assets and on the net investment income available for distribution may be favorable or unfavorable. A Fund may incur costs in connection with conversions between various currencies, and a Fund will be subject to increased illiquidity and counterparty risk because forward contracts are not traded on an exchange and often are not standardized. A Fund may also be required to liquidate portfolio assets, or may incur increased currency conversion costs, to compensate for a decline in the dollar value of a foreign currency occurring between the time when a Fund declares and pays a dividend, or between the time when a Fund accrues and pays an operating expense in U.S. dollars.

In addition, a Fund may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. A Fund may use options on foreign currencies to hedge against adverse changes in foreign currency conversion rates. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of the portfolio securities, a Fund may buy put options on the foreign currency. If the value of the currency declines, a Fund will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.

Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Fund may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to a Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent desired, a Fund could sustain losses or lesser gains on transactions in foreign currency options that would require a Fund to forego a portion or all of the benefits of advantageous changes in those rates.

Some Funds may also write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar due to adverse fluctuations in exchange rates, a Fund could, instead of purchasing a put option, write a

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call option on the relevant currency. If the decline expected by a Fund occurs, the option will most likely not be exercised and the diminution in value of portfolio securities be offset at least in part by the amount of the premium received. Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, a Fund could write a put option on the relevant currency which, if rates move in the manner projected by a Fund, will expire unexercised and allow a Fund to hedge the increased cost up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and a Fund would be required to buy or sell the underlying currency at a loss, which may not be fully offset by the amount of the premium. Through the writing of options on foreign currencies, a Fund also may lose all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.

A Fund’s use of currency transactions may be limited by tax considerations. The Adviser may decide not to engage in currency transactions, and there is no assurance that any currency strategy used by a Fund will succeed. In addition, suitable currency transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions when they would be beneficial. The foreign currency transactions in which a Fund may engage involve risks similar to those described in the section “Derivative Instruments.”

Transactions in foreign currencies, foreign currency denominated debt and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Transactions in non-U.S. currencies are also subject to many of the risks of investing in non-U.S. securities described in the section “Foreign Securities.” Because a Fund may invest in foreign securities and foreign currencies, changes in foreign economies and political climates are more likely to affect a Fund than a mutual fund that invests exclusively in U.S. companies. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information. If a Fund’s portfolio is over-weighted in a certain geographic region, any negative development affecting that region will have a greater impact on a Fund than a fund that is not over-weighted in that region.

Foreign Securities

Some Funds may invest in foreign securities. In addition to the risks associated with investing in securities generally, such investments present additional risks not typically associated with investments in comparable securities of U.S. issuers. The non-U.S. securities in which a Fund may invest, all or a portion of which may be non-U.S. dollar-denominated, may include, among other investments: (a) debt obligations issued or guaranteed by non-U.S. national, provincial, state, municipal or other governments or by their agencies or instrumentalities, including “Brady Bonds;” (b) debt obligations of supranational entities; (c) debt obligations of the U.S. government issued in non-dollar securities; (d) debt obligations and other fixed-income securities of foreign corporate issuers; and (e) non-U.S. dollar-denominated securities of U.S. corporate issuers.

There may be less information publicly available about a foreign corporate or government issuer than about a U.S. issuer, and foreign corporate issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than those in the United States, and judgments against foreign entities may be more difficult to obtain and enforce. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. If a Fund’s portfolio is over-weighted in a certain geographic region, any negative development affecting that region will have a greater impact on a Fund than a fund that is not over-weighted in that region. The receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer’s obligations.

Since most foreign securities are denominated in foreign currencies or traded primarily in securities markets in which settlements are made in foreign currencies, the value of these investments and the net investment income available for distribution to shareholders of a Fund may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations. To the extent a Fund may purchase securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of a Fund’s assets and a Fund’s income available for distribution.

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Although a Fund’s income may be received or realized in foreign currencies, a Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after a Fund’s income has been earned in that currency, translated into U.S. dollars and declared as a dividend, but before payment of such dividend, a Fund could be required to liquidate portfolio securities to pay such dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time a Fund incurs expenses or other obligations in U.S. dollars and the time such expenses or obligations are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in such currency of such expenses at the time they were incurred.

In addition, because a Fund may invest in foreign securities traded primarily on markets that close prior to the time a Fund determines its NAV, the risks posed by frequent trading may have a greater potential to dilute the value of Fund shares held by long-term shareholders than a fund investing in U.S. securities. In instances where a significant event that affects the value of one or more foreign securities held by a Fund takes place after the close of the primary foreign market, but before the time that a Fund determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as “price” or “time zone” arbitrage). Shareholders who attempt this type of arbitrage may dilute the value of a Fund’s shares by virtue of their transaction, if those prices reflect the fair value of the foreign securities. Although a Fund has procedures designed to determine the fair value of foreign securities for purposes of calculating its NAV when such an event has occurred, fair value pricing, because it involves judgments which are inherently subjective, may not always eliminate the risk of price arbitrage. For more information on how a Fund uses fair value pricing, see the section “Net Asset Value.”

Illiquid Securities

Some Funds may purchase illiquid securities. Illiquid securities are those that are not readily resalable, which may include securities whose disposition is restricted by federal securities laws. Securities will generally be considered “illiquid” if such securities cannot be disposed of within seven days in the ordinary course of business at approximately the price at which a Fund has valued the securities. Investment in restricted or other illiquid securities involves the risk that a Fund may be unable to sell such a security at the desired time. Also, a Fund may incur expenses, losses or delays in the process of registering restricted securities prior to resale.

Some Funds may purchase Rule 144A securities, which are privately offered securities that can be resold only to certain qualified institutional buyers pursuant to Rule 144A under the Securities Act. A Fund may also purchase commercial paper issued under Section 4(2) of the Securities Act. Investing in Rule 144A securities and Section 4(2) commercial paper could have the effect of increasing the level of a Fund’s illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Rule 144A securities and Section 4(2) commercial paper are treated as illiquid, unless the Adviser has determined, under guidelines established by the Trust’s Board of Trustees, that the particular issue is liquid.

Investment Companies

Some Funds may invest in other investment companies, including ETFs as discussed above. Investment companies are essentially pools of securities. Investing in other investment companies involves substantially the same risks as investing directly in the underlying securities, but may involve additional expenses at the investment company level, such as investment advisory fees and operating expenses. In some cases, investing in an investment company may involve the payment of a premium over the value of the assets held in that investment company’s portfolio. As an investor in another investment company, a Fund will bear its ratable share of the investment company’s expenses, including advisory fees, and a Fund’s shareholders will bear such expenses indirectly, in addition to similar fees and expenses of a Fund. Despite the possibility of greater fees and expenses, the Adviser will invest if it believes investment in other investment companies provides attractive return opportunities. In addition, it may be more efficient for a Fund to gain exposure to particular market segments by investing in shares of one or more investment companies.

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Inflation-Linked and Inflation-Indexed Securities

The Funds may invest in inflation-linked bonds. The principal amount of these bonds increases with increases in the price index used as a reference value for the bonds. In addition, the amounts payable as coupon interest payments increase when the price index increases because the interest amount is calculated by multiplying the principal amount (as adjusted) by a fixed coupon rate.

Although inflation-indexed securities protect their holders from long-term inflationary trends, short-term increases in inflation may result in a decline in value. The values of inflation-linked securities generally fluctuate in response to changes to real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a rate faster than nominal interest rates, real interest rates might decline, leading to an increase in value of the inflation-linked securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-linked securities. If inflation is lower than expected during a period the Fund holds inflation-linked securities, the Fund may earn less on such bonds than on a conventional bond. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in inflation-linked securities may not be protected to the extent that the increase is not reflected in the price index used as a reference for the securities. There can be no assurance that the price index used for an inflation-linked security will accurately measure the real rate of inflation in the prices of goods and services. Inflation-linked and inflation-indexed securities include Treasury Inflation-Protected Securities issued by the U.S. government (see the section “U.S. Government Securities” for additional information), but also may include securities issued by state, local and non-U.S. governments and corporations and supranational entities.

Market Capitalizations

The Funds may invest in companies with small, medium or large market capitalizations. Large market capitalization companies are generally large companies that have been in existence for a number of years and are well established in their market. Middle market capitalization companies are generally medium-sized companies that are not as established as large capitalization companies and may be more volatile. Investments in companies with relatively small market capitalizations may involve greater risk than is usually associated with more established companies. These companies often have sales and earnings growth rates that exceed those of companies with larger market capitalization. Such growth rates may in turn be reflected in more rapid share price appreciation. However, companies with smaller market capitalization often have limited product lines, markets or financial resources and may be dependent upon a relatively small management group. These securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger market capitalization or market averages in general. To the extent that a Fund invests in companies with relatively small market capitalizations, the value of its stock portfolio may fluctuate more widely than broad market averages.

Money Market Instruments

As described in the Prospectuses, the ASG Funds will each invest a substantial portion of their assets in money market instruments, which are high-quality, short-term securities. The ASG Funds expect that the assets invested by the Subadviser will be invested principally in short-term money market obligations with maturities of 397 days or less, including bank certificates of deposit, time deposits, bankers’ acceptances, high quality commercial paper, loan participation interests, securities issued or guaranteed by the U.S. government, state agencies or instrumentalities, and repurchase agreements calling for resale in 397 days or less backed by the foregoing securities. The maturities of variable rate demand instruments held in a Fund’s portfolio will be deemed to be the longer of the period required before a Fund is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days. Money market instruments maturing in less than one year may yield less than obligations of comparable quality having longer maturities. A Fund’s money market investments at the time of purchase (other than U.S. government securities (defined below) and repurchase agreements relating thereto) generally will be rated at the time of purchase in the two highest short-term rating categories as rated by a major credit agency or, if unrated, will be of comparable quality as determined by the Subadviser. A Fund may invest in instruments of lesser quality and does not have any minimum credit quality restriction.

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Although changes in interest rates can change the market value of a security, a Fund expects those changes to be minimal with respect to these securities. A Fund’s money market investments may be issued by U.S. banks, foreign banks (including their U.S. branches) or foreign branches and subsidiaries of U.S. banks. Obligations of foreign banks may be subject to foreign economic, political and legal risks. Such risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign withholding and other taxes on interest income, difficulties in obtaining and enforcing a judgment against a foreign obligor, exchange control regulations (including currency blockage) and the expropriation or nationalization of assets or deposits. Foreign branches of U.S. banks and foreign banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks. For instance, such branches and banks may not be subject to the types of requirements imposed on domestic banks with respect to mandatory reserves, loan limitations, examinations, accounting, auditing, record keeping and the public availability of information. Obligations of such branches or banks will be purchased only when the Subadviser believes the risks are minimal.

The ASG Funds may invest in U.S. government securities that include all securities issued or guaranteed by the U.S. government or its agencies, authorities or instrumentalities (“U.S. government securities”). Some U.S. government securities are backed by the full faith and credit of the United States. U.S. government securities that are not backed by the full faith and credit of the United States are considered riskier than those that are.

The ASG Funds, consistent with their investment objectives, attempt to maximize yields by engaging in portfolio trading and by buying and selling portfolio investments in anticipation of, or in response to, changing economic and money market conditions and trends. The Funds may also seek to take advantage of what are believed to be temporary disparities in the yields of the different segments or among particular instruments within the same segment of the market. These policies, as well as the relatively short maturity of obligations to be purchased by a Fund, may result in frequent changes in the portfolio composition of a Fund. There are usually no brokerage commissions paid by a Fund in connection with the purchase of money market instruments. See the sections “Portfolio Transactions and Brokerage” and “Investment Restrictions.”

Although the ASG Funds will usually invest a substantial portion of their assets in money market instruments, they are not money market funds and therefore are not subject to the portfolio quality, maturity and NAV requirements applicable to money market funds. The Funds will not seek to maintain a stable NAV. The Funds also will not be required to comply with the rating restrictions applicable to money market funds, and will not necessarily sell an investment in cases where a security’s rating has been downgraded. Considerations of liquidity, safety and preservation of capital may preclude a Fund from investing in money market instruments paying the highest available yield at a particular time. In addition, a Fund’s ability to trade money market securities may be constrained by the collateral and asset coverage requirements related to a Fund’s other investments. As a result, a Fund may need to buy or sell money market instruments at inopportune times. In addition, even though money market instruments are generally considered to be high quality and a low risk investment, recently a number of issuers of money market and money market-type instruments have experienced financial difficulties, leading in some cases to rating downgrades and decreases in the value of their securities. In addition, recently, many money market instruments previously thought to be highly liquid have become illiquid. If a Fund’s money market instruments become illiquid, a Fund may be unable to satisfy certain of its obligations or may only be able to do so by selling other securities at prices or times that may be disadvantageous to do so.

Gateway Fund may also invest in money market instruments, but does not expect that a substantial portion of its assets will be invested in these instruments under normal circumstances.

REITs

The Funds may invest in REITs. REITs are pooled investment vehicles that invest primarily in either real estate or real estate-related loans. REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit

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extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code, and failing to maintain their exemptions from registration under the 1940 Act.

REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than more widely held securities.

A Fund’s investment in a REIT may require a Fund to accrue and distribute income not yet received or may result in a Fund making distributions that constitute a return of capital to Fund shareholders for federal income tax purposes. In addition, distributions by a Fund from REITs will not qualify for the corporate dividends-received deduction, or, generally, for treatment as qualified dividend income.

Real Estate Securities

The Funds may invest in securities of companies in the real estate industry, including REITs, and are, therefore, subject to the special risks associated with the real estate market and the real estate industry in general. Companies in the real estate industry are considered to be those that (i) have principal activity involving the development, ownership, construction, management or sale of real estate; (ii) have significant real estate holdings, such as hospitality companies, supermarkets and mining, lumber and paper companies; and/or (iii) provide products or services related to the real estate industry, such as financial institutions that make and/or service mortgage loans and manufacturers or distributors of building supplies. Securities of companies in the real estate industry are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws.

Repurchase Agreements

The Funds may enter into repurchase agreements, by which a Fund purchases a security and obtains a simultaneous commitment from the seller (a bank or, to the extent permitted by the 1940 Act, a recognized securities dealer) to repurchase the security at an agreed-upon price and date (usually seven days or less from the date of original purchase). The resale price is in excess of the purchase price and reflects an agreed-upon market interest rate unrelated to the coupon rate on the purchased security. Repurchase agreements are economically similar to collateralized loans by a Fund. Such transactions afford a Fund the opportunity to earn a return on temporarily available cash at relatively low market risk. A Fund does not have percentage limitations on how much of its total assets may be invested in repurchase agreements. In addition to using repurchase agreements as a principal investment strategy in connection with the Money Market Portion of a Fund, a Fund may also use repurchase agreements for cash management and temporary defensive purposes. A Fund may invest in a repurchase agreement that does not produce a positive return to a Fund if the Adviser or Subadviser believes it is appropriate to do so under the circumstances (for example, to help protect a Fund’s uninvested cash against the risk of loss during periods of market turmoil). While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. government, the obligation of the seller is not guaranteed by the U.S. government and there is a risk that the seller may fail to repurchase the underlying security. In such event, a Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, a Fund may be subject to various delays and risks of loss, including (i) possible declines in the value of the underlying security during the period while a Fund seeks to enforce its rights thereto, (ii) possible reduced levels of income and lack of access to income during this period, and (iii) inability to enforce rights and the expenses involved in the attempted enforcement.

Reverse Repurchase Agreements and Other Borrowings

The Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker or dealer, in return for cash, and agrees that on a stipulated date in the future a Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed-upon rate. The ability to use reverse repurchase agreements may

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enable, but does not ensure the ability of, a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous. When effecting reverse repurchase agreements, assets of a Fund in a dollar amount sufficient to make payment of the obligations to be purchased are segregated on a Fund’s records at the trade date and maintained until the transaction is settled. Reverse repurchase agreements are economically similar to secured borrowings by a Fund.

Under current positions of the SEC and its staff, some Funds can engage in reverse repurchase agreements without them constituting “senior securities” so long as a Fund has “covered” its obligations through the segregation of assets or otherwise. This would allow a Fund to borrow up to 50% of its assets (including amounts received under the reverse repurchase agreements) using reverse repurchase agreements.

Rule 144A Securities and Section 4(2) Commercial Paper

Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers pursuant to Rule 144A under the Securities Act. A Fund may also purchase commercial paper issued under Section 4(2) of the Securities Act or similar debt obligations. Commercial paper is generally considered to be short-term unsecured debt of corporations. Investing in Rule 144A securities and Section 4(2) commercial paper could have the effect of increasing the level of a Fund’s illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Rule 144A securities and Section 4(2) commercial paper are treated as illiquid unless the Adviser has determined, under guidelines established by the Board of Trustees, that the particular issue is liquid.

Short-Term Trading

The Funds may, consistent with their investment objectives, engage in portfolio trading in anticipation of, or in response to, changing economic or market conditions and trends. These policies may result in higher turnover rates in a Fund’s portfolio, which may produce higher transaction costs and a higher level of taxable capital gains. Portfolio turnover considerations will not limit the Adviser’s investment discretion in managing a Fund’s assets. A Fund anticipates that its portfolio turnover rates will vary significantly from time to time depending on the volatility of economic and market conditions.

Step-Coupon Securities

The Funds may invest in step-coupon securities. Step-coupon securities trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. Market values of these types of securities generally fluctuate in response to changes in interest rates to a greater degree than conventional interest-paying securities of comparable term and quality. Under many market conditions, investments in such securities may be illiquid, making it difficult for a Fund to dispose of them or determine their current value.

“Stripped” Securities

The Funds may invest in stripped securities, which are usually structured with two or more classes that receive different proportions of the interest and principal distribution on a pool of U.S. government or foreign government securities or mortgage assets. In some cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Stripped securities commonly have greater market volatility than other types of fixed-income securities. In the case of stripped mortgage securities, if the underlying mortgage assets experience greater than anticipated payments of principal, a Fund may fail to recoup fully its investments in IOs. Stripped securities may be illiquid. Stripped securities may be considered derivative securities.

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Structured Notes

The Funds may invest in a broad category of instruments known as “structured notes.” These instruments are debt obligations issued by industrial corporations, financial institutions or governmental or international agencies. Traditional debt obligations typically obligate the issuer to repay the principal plus a specified rate of interest. Structured notes, by contrast, obligate the issuer to pay amounts of principal or interest that are determined by reference to changes in some external factor or factors, or the principal and interest rate may vary from the stated rate because of changes in these factors. For example, the issuer’s obligations could be determined by reference to changes in the value of a commodity (such as gold or oil) or commodity index, a foreign currency, an index of securities (such as the S&P 500 Index) or an interest rate (such as the U.S. Treasury bill rate). In some cases, the issuer’s obligations are determined by reference to changes over time in the difference (or “spread”) between two or more external factors (such as the U.S. prime lending rate and the total return of the stock market in a particular country, as measured by a stock index). In some cases, the issuer’s obligations may fluctuate inversely with changes in an external factor or factors (for example, if the U.S. prime lending rate goes up, the issuer’s interest payment obligations are reduced). In some cases, the issuer’s obligations may be determined by some multiple of the change in an external factor or factors (for example, three times the change in the U.S. Treasury bill rate). In some cases, the issuer’s obligations remain fixed (as with a traditional debt instrument) so long as an external factor or factors do not change by more than the specified amount (for example, if the value of a stock index does not exceed some specified maximum), but if the external factor or factors change by more than the specified amount, the issuer’s obligations may be sharply reduced.

Structured notes can serve many different purposes in the management of a Fund. For example, they can be used to increase a Fund’s exposure to changes in the value of assets that a Fund would not ordinarily purchase directly (such as commodities or stocks traded in a market that is not open to U.S. investors). They can also be used to hedge the risks associated with other investments a Fund holds. For example, if a structured note has an interest rate that fluctuates inversely with general changes in a country’s stock market index, the value of the structured note would generally move in the opposite direction to the value of holdings of stocks in that market, thus moderating the effect of stock market movements on the value of a Fund’s portfolio as a whole.

Structured notes involve special risks. As with any debt obligation, structured notes involve the risk that the issuer will become insolvent or otherwise default on its payment obligations. This risk is in addition to the risk that the issuer’s obligations (and thus the value of a Fund’s investment) will be reduced because of adverse changes in the external factor or factors to which the obligations are linked. The value of structured notes will in many cases be more volatile (that is, will change more rapidly or severely) than the value of traditional debt instruments. Volatility will be especially high if the issuer’s obligations are determined by reference to some multiple of the change in the external factor or factors. Many structured notes have limited or no liquidity, so that a Fund would be unable to dispose of the investment prior to maturity. As with all investments, successful use of structured notes depends in significant part on the accuracy of the Adviser’s analysis of the issuer’s creditworthiness and financial prospects, and of the Adviser’s forecast as to changes in relevant economic and financial market conditions and factors. In instances where the issuer of a structured note is a foreign entity, the usual risks associated with investments in foreign securities (described above) apply. Structured notes may be considered derivative securities.

Supranational Entities

The Funds may invest in obligations of supranational entities. A supranational entity is an entity designated or supported by national governments to promote economic reconstruction, development or trade amongst nations. Examples of supranational entities include the International Bank for Reconstruction and Development (also known as the World Bank) and the European Investment Bank. Obligations of supranational entities are subject to the risk that the governments on whose support the entity depends for its financial backing or repayment may be unable or unwilling to provide that support. Obligations of a supranational entity that are denominated in foreign currencies will also be subject to the risks associated with investments in foreign currencies, as described above in the section “Foreign Currency Transactions.”

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U.S. Government Securities

The Funds may invest in some or all of the following U.S. Government securities:

U.S. Treasury Bills – Direct obligations of the U.S. Treasury that are issued in maturities of one year or less. No interest is paid on Treasury bills; instead, they are issued at a discount and repaid at full face value when they mature. They are backed by the full faith and credit of the U.S. Government.

U.S. Treasury Notes and Bonds – Direct obligations of the U.S. Treasury issued in maturities that vary between one and 30 years, with interest normally payable every six months. These obligations are backed by the full faith and credit of the U.S. Government.

Treasury Inflation-Protected Securities (“TIPS”) – Fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate.

“Ginnie Maes” – Debt securities issued by a mortgage banker or other mortgagee which represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Rural Housing Service or guaranteed by the Veterans Administration. The GNMA guarantees the timely payment of principal and interest when such payments are due, whether or not these amounts are collected by the issuer of these certificates on the underlying mortgages. It is generally understood that a guarantee by GNMA is backed by the full faith and credit of the United States. Mortgages included in single family or multi-family residential mortgage pools backing an issue of Ginnie Maes have a maximum maturity of 30 years. Scheduled payments of principal and interest are made to the registered holders of Ginnie Maes (such as the Funds) each month. Unscheduled prepayments may be made by homeowners, or as a result of a default. Prepayments are passed through to the registered holder (such as the Funds, which reinvest any prepayments) of Ginnie Maes along with regular monthly payments of principal and interest.

“Fannie Maes” – The FNMA is a government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers, including state and federally chartered savings and loan associations, mutual funds savings banks, commercial banks, credit unions and mortgage banks. Fannie Maes are pass-through securities issued by FNMA that are guaranteed as to timely payment of principal and interest by FNMA.

“Freddie Macs” – The Federal Home Loan Mortgage Corporation (“FHLMC”) is a corporate instrumentality of the U.S. Government. Freddie Macs are participation certificates issued by FHLMC that represent an interest in residential mortgages from FHLMC’s National Portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal.

Risks. U.S. Government securities generally do not involve the credit risks associated with investments in other types of fixed-income securities, although, as a result, the yields available from U.S. Government securities are generally lower than the yields available from corporate fixed-income securities. Like other debt securities, however, the values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in a Fund’s NAV. Because the magnitude of these fluctuations will generally be greater at times when a Fund’s average maturity is longer, under certain market conditions a Fund may, for temporary defensive purposes, accept lower current income from short-term investments rather than investing in higher yielding long-term securities. Securities such as those issued by Fannie Mae and Freddie Mac are guaranteed as to the payment of principal and interest by the relevant entity (e.g., FNMA or FHLMC) but have not been backed by the full faith and credit of the U.S. Government. Instead, they have been supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations. An event affecting the guaranteeing entity could adversely affect the payment of principal or interest or both on the security, and therefore, these types of securities should be considered to be riskier than U.S. Government securities.

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In September 2008, the U.S. Treasury Department announced that the government would be taking over the FNMA and FHLMC and placing the companies in a conservatorship. The companies remain in conservatorship, and the effect that this conservatorship will have on the companies’ debt and equity securities is unclear. Although the U.S. government has recently provided financial support to FNMA and FHLMC, there can be no assurance that it will support these or other government-sponsored enterprises in the future. In addition, any such government support may benefit the holders of only certain classes of an issuer’s securities.

The values of TIPS generally fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of TIPS. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of TIPS. If inflation is lower than expected during the period a Fund holds TIPS, the Fund may earn less on the TIPS than on a conventional bond. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in TIPS may not be protected to the extent that the increase is not reflected in the bonds’ inflation measure. There can be no assurance that the inflation index for TIPS will accurately measure the real rate of inflation in the prices of goods and services.

Variable Amount Master Demand Notes

The Funds may invest in variable amount master demand notes. Variable amount master demand notes are unsecured demand notes that permit the investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who have been rated in the highest short-term rating category by nationally recognized statistical rating organizations, or which have been determined by the Subadviser to be of comparable quality. The interest rate on a variable amount master demand note is periodically adjusted according to a prescribed formula. Although currently there is no established secondary market in master demand notes, the payee may demand payment of the principal and interest upon notice not exceeding five business days or seven calendar days.

Warrants and Rights

The Funds may invest in warrants and rights. A warrant is an instrument that gives the holder a right to purchase a given number of shares of a particular security at a specified price until a stated expiration date. Buying a warrant generally can provide a greater potential for profit or loss than an investment of equivalent amounts in the underlying common stock. The market value of a warrant does not necessarily move with the value of the underlying securities. If a holder does not sell the warrant, it risks the loss of its entire investment if the market price of the underlying security does not, before the expiration date, exceed the exercise price of the warrant. Investment in warrants is a speculative activity. Warrants pay no dividends and confer no rights (other than the right to purchase the underlying securities) with respect to the assets of the issuer. A right is a privilege granted to existing shareholders of a corporation to subscribe for shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price.

When-Issued, Delayed Delivery and Forward Commitment Securities

To reduce the risk of changes in interest rates and securities prices, a Fund may purchase securities on a forward commitment or when-issued or delayed delivery basis, which means delivery and payment take place a number of days after the date of the commitment to purchase. The payment obligation and the interest rate receivable with respect to such purchases are fixed when a Fund enters into the commitment, but a Fund does not make payment until it receives delivery from the counterparty. The Adviser will commit to purchase such securities only with the intention of actually acquiring the securities, but the Adviser may sell these securities before the settlement date if it is deemed advisable.

Securities purchased on a forward commitment or when-issued or delayed delivery basis are subject to changes in value, generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when

38

interest rates rise, based upon the public’s perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities so purchased may expose a Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a when-issued or delayed delivery basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment or when-issued or delayed delivery basis when the Adviser is fully or almost fully invested may result in greater potential fluctuation in the value of a Fund’s net assets. In addition, there is a risk that securities purchased on a when-issued or delayed delivery basis may not be delivered and that the purchaser of securities sold by a Fund on a forward commitment basis will not honor its purchase obligation. In such cases, a Fund may incur a loss.

Zero-Coupon Securities

The Funds may invest in zero-coupon securities. Zero-coupon securities are debt obligations that do not entitle the holder to any periodic payments of interest either for the entire life of the obligation or for an initial period after the issuance of the obligations. These securities are issued and traded at a discount from their face amounts. The amount of the discount varies depending on such factors as the time remaining until maturity of the securities, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The market prices of zero-coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than are other types of securities having similar maturities and credit quality. In order to satisfy a requirement for qualification as a RIC under the Code, a Fund must distribute each year at least 90% of its net investment income, including the original issue discount accrued on zero-coupon securities. Because a Fund will not, on a current basis, receive cash payments from the issuer of a zero-coupon security in respect of accrued original issue discount, in some years a Fund may have to distribute cash obtained from other sources in order to satisfy the 90% distribution requirement under the Code. Such cash might be obtained from selling other portfolio holdings of a Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for a Fund to sell such securities at such time.

TEMPORARY DEFENSIVE POSITIONS

Each Fund has the flexibility to respond promptly to changes in market and economic conditions. In the interest of preserving shareholders’ capital, AlphaSimplex and Gateway may employ a temporary defensive strategy if it determines such a strategy to be warranted. Pursuant to such a defensive strategy, a Fund temporarily may hold cash (U.S. dollars, foreign currencies, or multinational currency units) and/or invest up to 100% of its assets in cash, high quality debt securities or money market instruments of U.S. or foreign issuers. It is impossible to predict whether, when or for how long a Fund will employ defensive strategies. The use of defensive strategies may prevent a Fund from achieving its goal.

In addition, pending investment of proceeds from new sales of Fund shares or to meet ordinary daily cash needs, a Fund may temporarily hold cash and may invest any portion of its assets in money market or other short-term high-quality instruments.

PORTFOLIO TURNOVER

Each Fund’s portfolio turnover rate for a fiscal year is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year, in each case excluding securities having maturity dates at acquisition of one year or less. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund, thereby decreasing the Fund’s total return. It is impossible to predict with certainty whether future portfolio turnover rates will be higher or lower than those experienced during past periods.

The ASG Funds’ portfolio turnover rate disclosed in its financial statements may not necessarily reflect all of the ASG Funds’ trading in derivatives. Because of this, the ASG Funds’ turnover rate may appear relatively low even when its actual trading in derivatives (and the associated costs) is relatively active and frequent.

Generally, each Fund intends to invest for long-term purposes. However, the rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when each Fund’s adviser believes that portfolio changes are appropriate.

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PORTFOLIO HOLDINGS INFORMATION

Each Trust’s Board of Trustees has adopted policies to limit the disclosure of confidential portfolio holdings information and to ensure equal access to such information, except in certain circumstances as approved by the Board of Trustees. These policies are summarized below. Generally, portfolio holdings information will not be disclosed until it is first posted on the Funds’ website at www.funds.natixis.com. Generally, full portfolio holdings information will not be posted until it is aged for at least 7 days (30 days for Gateway Fund). Any holdings information that is released must clearly indicate the date of the information, and must state that due to active management, the Funds may or may not still invest in the securities listed. Portfolio characteristics, such as industry/sector breakdown, current yield, quality breakdown, duration, average price-earnings ratio and other similar information may be provided on a current basis. However, portfolio characteristics do not include references to specific portfolio holdings.

The Board of Trustees has approved exceptions to the general policy on the sharing of portfolio holdings information as in the best interests of the Funds:

(1)	Disclosure of portfolio holdings posted on the Funds’ website, provided that information is shared no sooner than the next day following the day on which the information is posted;

(2)	Disclosure to firms offering industry-wide services, provided that the firm has agreed in writing to maintain the confidentiality of the Funds’ portfolio holdings. Entities that receive information pursuant to this exception include Lipper (monthly disclosure of full portfolio holdings, provided 6 days after month-end) (ASG Funds only); and FactSet (daily disclosure of full portfolio holdings, provided the next business day);

(3)	Disclosure (subject to a written confidentiality provision) to Broadridge Financial Solutions, Inc. as part of the proxy voting record keeping services provided to the Funds, and to vendors that provide proxy services, including proxy voting administration and research services, to the Adviser and Subadviser of the Funds (portfolio holdings of issuers as of record date for shareholder meetings);
(4)	Disclosure to employees of the Adviser, Subadviser, principal underwriter, administrator, custodian, Fund accounting agent, independent registered public accountants, Fund counsel and Independent Trustees’ counsel, as well as to broker-dealers executing portfolio transactions for the Funds, provided that such disclosure is made for bona fide business purposes;

(5)	Disclosure to Natixis Global Asset Management, L.P. (“NGAM”), in its capacity as the seed capital investor for the Fund, in order to satisfy certain reporting obligations to its parent company and for its own risk management purposes; provided that NGAM agrees to maintain its seed capital in the Fund for a set period and does not effect a redemption of Fund shares while in possession of information that is not publicly available to other investors in the Fund. For the ASG Funds, NGAM and its parent utilize a third-party service provider, Aptimum Formation Développement (“Aptimum”), to assist with their analysis of risk. Any sharing of holdings information with Aptimum is subject to a confidentiality agreement; and

(6)	Other disclosures made for non-investment purposes, but only if approved in writing in advance by an officer of the Funds. Such exceptions will be reported to the Board of Trustees.

With respect to items (2) through (5) above, disclosure is made pursuant to procedures that have been approved by the Board of Trustees, and may be made by employees of each Fund’s adviser, subadviser, administrator or custodian. With respect to (6) above, approval will be granted only when the officer determines that the Funds have a legitimate business reason for sharing the portfolio holdings information and the recipients are subject to a duty of confidentiality, including a duty not to trade on the information. As of the date of this Statement, the only entities that receive information pursuant to this exception are GCom2 (quarterly, or more frequently as needed, disclosure of full portfolio holdings) for the purposes of performing certain functions related to the production of the Funds’

40

semiannual financial statements, quarterly Form N-Q filings and other related items, Ernst & Young LLP (annually, or more frequently as needed, disclosure of foreign equity securities) for the purpose of performing certain functions related to the production of the Funds’ federal income and excise tax returns, and for the ASG Funds, Advent Software, Inc. (daily, disclosure of full portfolio holdings) for the purpose of performing certain electronic reconciliations with respect to the Money Market Portion of each ASG Fund. Although each Trust may enter into written confidentiality agreements, in other circumstances, such as those described in (4) above, the obligation to keep information confidential may be based on common law, professional or statutory duties of confidentiality. Common law, professional or statutory duties of confidentiality, including the duty not to trade on the information, may not be as clearly delineated and may be more difficult to enforce than contractual duties. The Funds’ officers determine on a case by case basis whether it is appropriate for the Funds to rely on such common law, professional or statutory duties. The Board of Trustees exercises oversight of the disclosure of portfolio holdings by, among other things, receiving and reviewing reports from the Funds’ chief compliance officer regarding any material issues concerning the Funds’ disclosure of portfolio holdings or from officers of the Funds in connection with proposed new exceptions or new disclosures pursuant to item (6) above. Notwithstanding the above, there is no assurance that the Funds’ policies on the sharing of portfolio holdings information will protect the Funds from the potential misuse of holdings by individuals or firms in possession of that information.

In addition, any disclosures of portfolio holdings information by a Fund or its adviser must be consistent with the anti-fraud provisions of the federal securities laws, the Fund’s and the adviser’s fiduciary duty to shareholders, and the Fund’s code of ethics. Each Fund’s policies expressly prohibit the sharing of portfolio holdings information if the Fund, its adviser, or any other affiliated party receives compensation or other consideration in connection with such arrangement. The term “consideration” includes any agreement to maintain assets in a Fund or in other funds or accounts managed by the Fund’s adviser and/or subadviser or by any affiliated person of the adviser and/or subadviser.

MANAGEMENT OF THE TRUSTS

[TO BE UPDATED]

Each Trust is governed by a Board of Trustees, which is responsible for generally overseeing the conduct of Fund business and for protecting the interests of shareholders. The trustees meet periodically throughout the year to oversee the Funds’ activities, review contractual arrangements with companies that provide services to the Funds and review the Funds’ performance.

Trustees and Officers

Under the Trusts’ Declarations of Trust, no annual or regular meetings of shareholders are required. As a result, the Trustees will continue in office until resignation, retirement, death or removal. Trustee vacancies normally are filled by vote of the remaining Trustees. If at any time less than a majority of the Trustees in office have been elected by the shareholders, the Trustees must call a shareholder meeting for the purpose of electing Trustees.

The table below provides certain information regarding the trustees and officers of the Trusts. For the purposes of this table and for purposes of this Statement, the term “Independent Trustee” means those trustees who are not “interested persons,” as defined in the 1940 Act, of the Trusts. In certain circumstances, trustees are also required to have no direct or indirect financial interest in the approval of a matter being voted on in order to be considered “independent” for the purposes of the requisite approval. For purposes of this Statement, the term “Interested Trustee” means those trustees who are “interested persons” of the Trust. Unless otherwise indicated, the address of all persons below is 399 Boylston Street, Boston, MA 02116.

Name and Year of Birth	Position(s) Held with the Trusts, Length of Time Served and Term of Office*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen*** and Other Directorships Held
INDEPENDENT TRUSTEES
Graham T. Allison, Jr. (1940)	Trustee Since 1995 for Natixis Funds Trust II and 2007 for Gateway Trust Contract Review and Governance Committee Member	Douglas Dillon Professor and Director of the Belfer Center for Science and International Affairs, John F. Kennedy School of Government, Harvard University	40 Director, Taubman Centers, Inc. (real estate investment trust)

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Name and Year of Birth	Position(s) Held with the Trusts, Length of Time Served and Term of Office*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen*** and Other Directorships Held
Edward A. Benjamin (1938)	Trustee Since 2003 for Natixis Funds Trust II and 2007 for Gateway Trust Chairman of the Contract Review and Governance Committee	Retired	40 None

Daniel M. Cain (1945)	Trustee Since 1996 for Natixis Funds Trust II and 2007 for Gateway Trust Chairman of the Audit Committee	Chairman (formerly, President and Chief Executive Officer) of Cain Brothers & Company, Incorporated (investment banking)	40 Director, Sheridan Healthcare Inc. (physician practice management)

Kenneth A. Drucker (1945)	Trustee Since 2008 for Natixis Funds Trust II and Gateway Trust Audit Committee Member	Formerly, Treasurer, Sequa Corp. (manufacturing)	40 None

Wendell J. Knox**** (1948)	Trustee Since 2009 for Natixis Funds Trust II and Gateway Trust Contract Review and Governance Committee Member	Director (formerly, President and Chief Executive Officer) of Abt Associates Inc. (research and consulting)	40 Director, Eastern Bank (commercial bank); Director, The Hanover Insurance Group (property and casualty insurance)

Sandra O. Moose (1942)

Chairperson of the Board of Trustees since November 2005

Since 1993 for Natixis Funds Trust II and 2007 for Gateway Trust

Ex officio member of the Audit Committee and Contract Review and Governance Committee

		President, Strategic Advisory Services (management consulting); formerly, Senior Vice President and Director, The Boston Consulting Group, Inc. (management consulting)	40 Director, Verizon Communications; Director, AES Corporation (international power company)

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Name and Year of Birth	Position(s) Held with the Trusts, Length of Time Served and Term of Office*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen*** and Other Directorships Held
Erik R. Sirri***** (1958)	Trustee Since 2009 for Natixis Funds Trust II and Gateway Trust Contract Review and Governance Committee Member	Professor of finance at Babson College; formerly, Director of the Division of Trading and Markets at the Securities and Exchange Commission	40 None

Peter J. Smail***** (1952)	Trustee Since 2009 for Natixis Funds Trust II and Gateway Trust Contract Review and Governance Committee Member	Retired; formerly, President and Chief Executive Officer of Pyramis Global Advisors (investment management)	40 None

Cynthia L. Walker (1956)	Trustee Since 2005 for Natixis Funds Trust II and 2007 for Gateway Trust Audit Committee Member	Deputy Dean for Finance and Administration, Yale University School of Medicine; formerly, Executive Dean for Administration, Harvard Medical School; and formerly, Dean for Finance and Chief Financial Officer, Harvard Medical School	40 None

INTERESTED TRUSTEES
Robert J. Blanding[1] (1947) 555 California Street San Francisco, CA 94104	Trustee Since 2003 for Natixis Funds Trust II and 2007 for Gateway Trust	President, Chairman, Director and Chief Executive Officer, Loomis, Sayles & Company, L.P.	40 None

John T. Hailer[2] (1960)	Trustee Since 2000 for Natixis Funds Trust II and 2007 for Gateway Trust	President and Chief Executive Officer-U.S. and Asia, Natixis Global Asset Management, L.P.; formerly, President and Chief Executive Officer, Natixis Distribution Corporation, Natixis Asset Management Advisors, L.P., Natixis Distributors, L.P. and Natixis Global Associates, Inc.	40 None

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*	Each Trustee serves until retirement, resignation or removal from the Board of Trustees. The current retirement age is 72. The position of Chairperson of the Board of Trustees is appointed for a two-year term. Ms. Moose was appointed to serve an additional two-year term as the Chairperson of the Board of Trustees on November 20, 2009.
**	Each person listed above, except as noted, holds the same position(s) with the Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Gateway Trust and the Natixis Cash Management Trust (collectively, the “Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (collectively, the “Loomis Sayles Funds Trusts”), and Hansberger International Series. Previous positions during the past five years with the Distributor, Natixis Asset Management Advisors, L.P. (“Natixis Advisors”), or Loomis, Sayles & Company, L.P. (“Loomis Sayles”) are omitted if not materially different from a Trustee’s or officer’s current position with such entity.
***	The Trustees of the Trusts serve as trustees of a fund complex that includes all series of the Natixis Funds Trusts, the Loomis Sayles Funds Trusts and Hansberger International Series (collectively, the “Fund Complex”).
****	Mr. Knox was appointed as a trustee effective July 1, 2009.
*****	Mr. Sirri and Mr. Smail were appointed as trustees effective December 1, 2009.
[1]

Mr. Blanding is deemed an “interested person” of the Trusts because he holds the following positions with an affiliated person of the Trusts: President, Chairman, Director and Chief Executive Officer of Loomis Sayles.

[2]

Mr. Hailer is deemed an “interested person” of the Trusts because he holds the following positions with an affiliated person of the Trusts: President and Chief Executive Officer – U.S. and Asia, Natixis Global Asset Management, L.P.

Name and Year of Birth	Position(s) Held with the Trusts	Term of Office* and Length of Time Served	Principal Occupation During Past 5 Years**
OFFICERS OF THE TRUST
Coleen Downs Dinneen (1960)	Secretary, Clerk and Chief Legal Officer	Since September 2004	Executive Vice President, General Counsel, Secretary and Clerk (formerly, Senior Vice President, Deputy General Counsel, Assistant Secretary and Assistant Clerk), Natixis Distribution Corporation, Natixis Asset Management Advisors, L.P. and Natixis Distributors, L.P.

David Giunta (1965)	President and Chief Executive Officer	Since March 2008	President and Chief Executive Officer, Natixis Distribution Corporation, Natixis Asset Management Advisors, L.P. and Natixis Distributors, L.P.; formerly, President, Fidelity Charitable Gift Fund; and formerly, Senior Vice President, Fidelity Brokerage Company

Russell L. Kane (1969)	Chief Compliance Officer, Assistant Secretary and Anti-Money Laundering Officer	Chief Compliance Officer since May 2006; Assistant Secretary since June 2004; and Anti-Money Laundering Officer since April 2007	Chief Compliance Officer for Mutual Funds, Senior Vice President, Deputy General Counsel, Assistant Secretary and Assistant Clerk, Natixis Distribution Corporation, Natixis Asset Management Advisors, L.P. and Natixis Distributors, L.P.

Michael C. Kardok (1959)	Treasurer, Principal Financial and Accounting Officer	Since October 2004	Senior Vice President, Natixis Asset Management Advisors, L.P. and Natixis Distributors, L.P.

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*	Each officer of the Trusts serves for an indefinite term in accordance with the Trusts’ current By-laws until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.
**	Each person listed above, except as noted, holds the same position(s) with the Fund Complex. Previous positions during the past five years with the Distributor, Natixis Advisors or Loomis Sayles are omitted if not materially different from a Trustee’s or officer’s current position with such entity.

Standing Board Committees

The trustees have delegated certain authority to the two standing committees of each Trust, the Audit Committee and Contract Review and Governance Committee. The Contract Review and Governance Committee of each Trust consists solely of Independent Trustees and considers matters relating to advisory, subadvisory and distribution arrangements, potential conflicts of interest between the Adviser and each Trust, and governance matters relating to each Trust. During the fiscal year ended December 31, 2009, this Committee held four meetings.

The Contract Review and Governance Committee also makes nominations for independent trustee membership on each Board of Trustees when necessary and considers recommendations from shareholders of the Funds that are submitted in accordance with the procedures by which shareholders may communicate with the Board of Trustees. Pursuant to those procedures, shareholders must submit a recommendation for nomination in a signed writing addressed to the attention of the Board of Trustees, c/o Secretary of the Funds, Natixis Asset Management Advisors, L.P., 399 Boylston Street, 12th Floor, Boston, MA 02116. This written communication must (i) be signed by the shareholder, (ii) include the name and address of the shareholder, (iii) identify the Fund(s) to which the communication relates, and (iv) identify the account number, class and number of shares held by the shareholder as of a recent date or the intermediary through which the shares are held. The recommendation must contain sufficient background information concerning the trustee candidate to enable a proper judgment to be made as to the candidate’s qualifications, which may include (i) the nominee’s knowledge of the mutual fund industry, (ii) any experience possessed by the nominee as a director or senior officer of other public companies, (iii) the nominee’s educational background, (iv) the nominee’s reputation for high ethical standards and personal and professional integrity, (v) any specific financial, technical or other expertise possessed by the nominee, and the extent to which such expertise would complement the Board’s existing mix of skills and qualifications, (vi) the nominee’s perceived ability to contribute to the ongoing functions of the Board, including the nominee’s ability and commitment to attend meetings regularly and work collaboratively with other members of the Board, (vii) the nominee’s ability to qualify as an Independent Trustee for purposes of applicable regulations, and (viii) such other factors as the appropriate Board Committee may request in light of the existing composition of the Board and any anticipated vacancies or other transitions. The recommendation must be received in a timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to the Fund). A recommendation for trustee nomination shall be kept on file and considered by the Board for six (6) months from the date of receipt, after which the recommendation shall be considered stale and discarded.

The Audit Committee of the Trusts consists solely of Independent Trustees and considers matters relating to the scope and results of the Trusts’ audits and serves as a forum in which the independent registered public accounting firm can raise any issues or problems identified in the audit with the Board of Trustees. This Committee also reviews and monitors compliance with stated investment objectives and policies, SEC and Treasury regulations, as well as operational issues relating to the transfer agent and custodian. During the fiscal year ended December 31, 2009, this Committee held four meetings.

The current membership of each committee is as follows:

Audit Committee	Contract Review and Governance Committee
Daniel M. Cain – Chairman	Edward A. Benjamin – Chairman
Kenneth A. Drucker	Graham T. Allison, Jr.
Cynthia L. Walker	Wendell J. Knox
Erik R. Sirri
Peter J. Smail

As chairperson of the Board of Trustees, Ms. Moose is an ex officio member of both Committees.

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Fund Securities Owned by the Trustees

As of December 31, 2009, the trustees had the following ownership in the Funds:

Independent Trustees

Dollar Range of Fund Shares*	Graham T. Allison, Jr.**	Edward A. Benjamin**	Daniel M. Cain**	Kenneth A. Drucker	Wendell J. Knox**/***	Sandra O. Moose**	Erik R. Sirri****	Peter J. Smail**/****	Cynthia L. Walker
Diversifying Strategies Fund	[A]	[A]	[A]	[A]	[A]	[A]	[A]	[A]	[A]
Global Alternatives Fund	[A]	[A]	[A]	[A]	[A]	[A]	[A]	[A]	[A]
Gateway Fund	[A]	[A]	[A]	[A]	[A]	[A]	[A]	[A]	[A]
Aggregate Dollar Range of Fund Shares in Fund Complex Overseen by Trustee	E	E	E	E	D	E	B	A	E

*	A. None
B. $1 – 10,000
C. $10,001 – $50,000
D. $50,001 – $100,000
E. over $100,000
**	Amounts include economic value of notional investments held through the deferred compensation plan.
***	Mr. Knox was appointed as a trustee effective July 1, 2009.
****	Mr. Sirri and Mr. Smail were appointed as trustees effective December 1, 2009.

Interested Trustees

Dollar Range of Fund Shares*	Robert J. Blanding	John T. Hailer
Diversifying Strategies Fund	[A]	[A]
Global Alternatives Fund	[A]	[A]
Gateway Fund	[A]	[A]
Aggregate Dollar Range of Fund Shares in Funds Overseen by Trustee in the Trusts	E	E

*	A. None
B. $1 – 10,000
C. $10,001 – $50,000
D. $50,001 – $100,000
E. over $100,000

Trustee Fees

The Trusts pay no compensation to their officers or to their Interested Trustees.

The Chairperson of the Boards receives a retainer fee at the annual rate of $250,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $80,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairman receives an additional retainer fee at the annual rate of $15,000. Each Contract Review and Governance Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each committee meeting that he or she attends telephonically. Each Audit Committee member is compensated $7,500 for each Committee meeting that he or she attends in person and $3,750 for each meeting he or she attends telephonically. Each member of the ad hoc Committee on Alternative Investments receives a one-time fee of $10,000. The ad hoc Committee on Alternative

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Investments (Messrs. Benjamin, Cain and Drucker) is not a standing committee. These fees are allocated among the mutual fund portfolios in the Natixis Funds trusts, Loomis Sayles Funds trusts, Hansberger International Series and Gateway Trust based on a formula that takes into account, among other factors, the relative net assets of each mutual fund portfolio.

The table below shows the amounts received by the Trustees for serving as a trustee of the Trusts, and also for serving as trustees of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series during the fiscal year ended December 31, 2009. The table also sets forth, as applicable, pension or retirement benefits accrued as part of fund expenses, as well as estimated annual retirement benefits:

Compensation Table

For the Fiscal Year Ended December 31, 2009

	Aggregate Compensation from Natixis Funds Trust II*			Aggregate Compensation from Gateway Trust*			Pension or Retirement Benefits Accrued as Part of Fund Expenses			Estimated Annual Benefits Upon Retirement			Total Compensation from the Fund Complex**
INDEPENDENT TRUSTEES
Graham T. Allison, Jr.	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
Charles D. Baker******	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
Edward A. Benjamin	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
Daniel M. Cain	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
Kenneth A. Drucker	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
Wendell J. Knox***	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
Jonathan P. Mason****	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
Sandra O. Moose	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
Erik R. Sirri*****	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
Peter J. Smail*****	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
Cynthia L. Walker	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
INTERESTED TRUSTEES
John T. Hailer		$0			$0			$0			$0			$0
Robert J. Blanding		$0			$0			$0			$0			$0

*	Amounts include payments deferred by trustees for the fiscal year ended December 31, 2009, with respect to the Trusts. The total amount of deferred compensation accrued for Natixis Funds Trust I as of December 31, 2009 for the trustees is as follows: Allison ($549,967), Baker ($91,371), Benjamin ($202,516), Cain ($264,543), Knox ($10,643), Mason ($43,388) and Walker ($119,641). The total amount of deferred compensation accrued for Loomis Sayles Funds Trust II as of December 31, 2009 for the trustees is as follows: Allison ($576,316), Baker ($95,749), Benjamin ($212,218), Cain ($277,217), Knox ($11,153), Mason ($45,466) and Walker ($125,373).
**	Total Compensation represents amounts paid during the fiscal year ended December 31, 2009 to a Trustee for serving on the board of trustees of nine (9) trusts with a total of thirty-nine (39) funds as of December 31, 2009.
***	Mr. Knox was appointed as a trustee effective July 1, 2009.
****	Mr. Mason served as a trustee until his resignation on June 30, 2009.
*****	Mr. Sirri and Mr. Smail were appointed as trustees effective December 1, 2009.
******	Mr. Baker served as a trustee until his resignation on December 4, 2009.

The Natixis Funds Trusts and Loomis Sayles Funds Trusts do not provide pension or retirement benefits to Trustees, but have adopted a deferred payment arrangement under which each trustee may elect not to receive fees from the funds on a current basis but to receive in a subsequent period an amount equal to the value that such fees would have been if they had been invested in a fund or funds selected by the trustee on the normal payment date for such fees.

Management Ownership

As of February 5, 2010, the officers and Trustees of the Trusts collectively owned less than 1% of the then outstanding shares of the Funds and the Trusts.

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Code of Ethics

The Trusts, AlphaSimplex, Gateway, the Subadviser and the Distributor each have adopted a code of ethics under Rule 17j-1 of the 1940 Act. These codes of ethics permit the personnel of these entities to invest in securities, including securities that the Funds may purchase or hold. The codes of ethics are on public file with, and are available from the SEC’s EDGAR database which can be accessed through www.sec.gov.

Proxy Voting Policies

The Boards of Trustees of the Funds have adopted the Proxy Voting Policy and Guidelines (the “Guidelines”) for the voting of proxies for securities held by the Funds. Under the Guidelines, decisions regarding the voting of proxies are to be made solely in the interest of the Funds and their shareholders. Reich & Tang is responsible for voting proxies with respect to securities in the Money Market Portion of the ASG Funds’ portfolio and AlphaSimplex is responsible for voting proxies with respect to securities other than those in the Money Market Portion of the Fund’s portfolio. Each of Reich & Tang and the Adviser is responsible for maintaining certain records and reporting to the Audit Committee of Natixis Funds Trust II in connection with the voting of proxies.

Information regarding how the Global Alternatives Fund and Gateway Fund voted proxies related to their portfolio securities during the 12-month period ending June 30, 2009 is available without charge (i) by calling toll-free at 800-225-5478, (ii) through the Funds’ website, www.funds.natixis.com and (iii) on the SEC’s website at www.sec.gov.

AlphaSimplex. The Adviser believes that proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. However, the Adviser expects that the securities in which it will invest on behalf of the Funds (e.g., futures and forwards) will not have voting rights, and therefore, the Adviser does not expect to vote proxies for securities held by the Funds. If the Adviser does vote proxies with respect to the Funds’ investments, it will vote in a manner that is consistent with what it believes to be the best interests of the Funds.

Reich & Tang. Reich & Tang has adopted Proxy Voting Policies and Procedures that are designed to ensure that Reich & Tang votes proxies in the best interests of its clients. These policies and procedures also require that Reich & Tang identify and address any conflicts of interest between the firm and its clients. If a material conflict of interest exists, then Reich & Tang will determine whether voting in accordance with the guidelines set forth in the policies and procedures is in the best interests of the clients and, if not, it will take other appropriate action. Reich & Tang generally votes in favor of routine corporate housekeeping proposals, including the election of directors (where no corporate governance issues are implicated), and against proposals that primarily benefit management. Generally, Reich & Tang will vote against proposals that make it more difficult to replace members of a board of directors.

Gateway. Under the Guidelines, the responsibility for voting proxies generally is delegated to the Adviser. Under the Guidelines, decisions regarding the voting of proxies are to be made solely in the interest of the Fund and its shareholders. The Adviser shall exercise its fiduciary responsibilities to vote proxies with respect to the Fund’s investments that are managed by the Adviser in a prudent manner in accordance with the Guidelines and the proxy voting policies of the Adviser. Proposals that, in the opinion of the Adviser, are in the best interests of shareholders are generally voted “for” and proposals that, in the judgment of the Adviser, are not in the best interests of shareholders are generally voted “against.” The Adviser is responsible for maintaining certain records and reporting to the Audit Committee of the Trust in connection with the voting of proxies. The Adviser shall make available to the Fund and the Fund’s administrator the records and information maintained by the Adviser under the Guidelines.

The Adviser, in turn, has formally adopted ISS Governance Services (“ISS”) proxy voting guidelines to determine how each issue on proxy ballots is to be voted and has appointed ISS (a subsidiary of RiskMetrics Group) as its proxy agent to recommend how to vote each proxy as well as administer the voting of proxies on behalf of the Adviser. The Trustees review these proxy policies and voting procedures on an annual basis. ISS has developed its US Proxy Voting Manual, which provides guidelines for proxy voting that are designed to serve the best interests of investors. These guidelines outline the rationale for determining how particular issues should be voted. The Adviser has instructed ISS to vote in accordance with the guidelines unless the following conditions apply:

•

The Adviser’s portfolio management team has decided to override the ISS’s vote recommendation for the Fund based on it own determination that the Fund’s shareholders would best be served with a vote contrary to the ISS recommendation. Such decision(s) are documented by the Adviser and communicated to ISS and to the Board;

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•

ISS does not give a vote recommendation, in which case the Adviser will independently determine how a particular issue should be voted. In these instances, the Adviser, through its portfolio management team, documents the reason(s) used in determining a vote and communicates the Adviser’s voting instruction to ISS. The Adviser will generally seek to vote in accordance with ISS’s guidelines; or

•

If voting on any particular security compromises Gateway’s ability to later transact in such security (e.g., shareblocking practices) or if, in Gateway’s judgment, the expected cost associated with the vote exceeds the expected benefits of the vote (e.g., non-U.S. security restrictions), then Gateway will abstain from voting on a particular security.

INVESTMENT ADVISORY AND OTHER SERVICES

Information About the Organization and Ownership of the Adviser and Subadviser

Natixis Advisors, formed in 1995, is a limited partnership owned by Natixis Global Asset Management, L.P. (“Natixis US”).

Natixis US is part of Natixis Global Asset Management, an international asset management group based in Paris, France, that is in turn principally owned by Natixis, a French investment banking and financial services firm. Natixis is principally owned by BPCE, France’s second largest banking group. BPCE is owned by banks comprising two autonomous and complementary retail banking networks consisting of the Caisse d’Epargne regional savings banks and the Banque Populaire regional cooperative banks. An affiliate of the French Government is an investor in non-voting securities of BPCE and has limited, non-controlling representation on the supervisory board of BPCE as well as the right to convert certain shares into common equity of BPCE at a future time. The registered address of Natixis is 30, avenue Pierre Mendès France, 75013 Paris, France. The registered address of BPCE is 50, avenue Pierre Mendès France, 75013 Paris, France.

The 15 principal subsidiary or affiliated asset management firms of Natixis US collectively had over $264.9 billion in assets under management or administration as of December 31, 2009.

AlphaSimplex Group, LLC, located at One Cambridge Center, Cambridge, Massachusetts 02142, serves as investment adviser to the ASG Funds. The Adviser, a Delaware limited liability company founded in 1999, served as investment manager, adviser, or sub-adviser with respect to assets of $668 million (including notional assets covered by overlay strategies) as of December 31, 2009. The Adviser currently acts as investment manager or sub-adviser of three RICs and two privately-offered funds. AlphaSimplex, a registered investment adviser, is a subsidiary of Natixis US.

Gateway Investment Advisers, LLC, located at 312 Walnut Street, 35th Floor, Cincinnati, Ohio 45202, serves as adviser to the Gateway Fund. The Adviser is a subsidiary of Natixis US. The Adviser is the successor in interest to Gateway Investment Advisers, L.P., which is in turn the successor in interest to an investment adviser organized in 1977. The Adviser had over $7 billion in assets under management as of December 31, 2009. The Adviser makes investment decisions for the Fund.

Reich & Tang Asset Management, LLC, located at 600 Fifth Avenue, New York, New York 10020, serves as subadviser to the ASG Funds. The Subadviser, a Delaware limited liability company founded in 1970, served as investment manager, adviser, or sub-adviser with respect to assets aggregating approximately $16.4 billion as of December 31, 2009, and currently acts as investment manager or sub-adviser of eleven RICs of which it acts as administrator for six, and advises pension trusts, profit-sharing trusts and endowments. Reich & Tang, a registered investment adviser, is also a subsidiary of Natixis US.

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Advisory and Subadvisory Agreements

Each Fund’s advisory agreement with its Adviser provide that the Adviser will furnish or pay the expenses of the applicable Fund for office space, facilities and equipment, services of executive and other personnel of the Trust and certain administrative services. The Adviser may delegate certain administrative services to its affiliates. The Adviser is responsible for obtaining and evaluating such economic, statistical and financial data and information and performing such additional research as is necessary to manage the applicable Fund’s assets in accordance with its investment objectives and policies. In addition, the ASG Funds’ wholly-owned subsidiaries have entered into separate advisory agreements with the Adviser that provides that the Adviser will be responsible for providing portfolio management services to the ASG Funds’ wholly-owned subsidiaries, which the Adviser may delegate to one or more subadvisers.

The ASG Funds or their wholly-owned subsidiaries, as the case may be, pay all expenses not borne by the Adviser or Subadviser including, but not limited to, the charges and expenses of custodian and transfer agents, independent registered public accountants and legal counsel for the ASG Funds, their wholly-owned subsidiaries and the Trust’s Independent Trustees, 12b-1 fees, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of their shares under federal and state securities laws, all expenses of shareholders’ and trustees’ meetings and of preparing, printing and mailing reports to shareholders and the compensation of trustees who are not directors, officers or employees of the Adviser or its affiliates, other than affiliated RICs. Certain expenses may be allocated differently among the Fund’s Class A and Class C shares, on the one hand, and Class Y shares on the other hand. See the section “Description of the Trusts” below.

The advisory agreements and subadvisory agreements of the applicable Fund and the advisory agreements and subadvisory agreements of the applicable Fund’s wholly-owned subsidiary, respectively, provide that they will continue in effect for two years from the date of execution and thereafter from year to year if their respective continuance is approved at least annually (i) by the Board of Trustees of the Trusts or by vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval.

The advisory agreements and subadvisory agreement of the Fund and the advisory agreement and subadvisory agreement of its wholly-owned subsidiary, respectively, may be terminated without penalty by vote of the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund, upon 60 days’ written notice, or by the Adviser upon 90 days’ written notice, and each terminates automatically in the event of its assignment (as defined in the 1940 Act). The subadvisory agreement also may be terminated by the Subadviser upon 90 days’ notice, and automatically terminates upon termination of the advisory agreement.

The advisory agreement and subadvisory agreement of the Fund and the advisory agreement and subadvisory agreement of its wholly-owned subsidiary, respectively, provide that the Adviser or Subadviser shall not be subject to any liability in connection with the performance of their respective services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of their obligations and duties.

The Adviser oversees the portfolio management services provided to the Fund and to its wholly-owned subsidiary, respectively, by the Subadviser. Subject to the review of the Board of Trustees, the Adviser monitors the Subadviser to assure that the Subadviser is managing the applicable portions of the assets of the Fund and its wholly-owned subsidiary consistently with the Fund’s investment objective and restrictions and applicable laws and guidelines, including, but not limited to, compliance with the diversification requirements set forth in the 1940 Act and Subchapter M of the Code. The Adviser will provide, or cause the Fund’s custodian and the custodian of its wholly-owned subsidiary to provide, information to the Subadviser regarding the composition of assets of the Fund and the assets of its wholly-owned subsidiary and the assets to be invested and reinvested by the Subadviser. The Adviser does not determine which securities will be purchased or sold for the Fund or for its wholly-owned subsidiary with respect to the Money Market Portion of the portfolio of the Fund or portion of the portfolio of its wholly-owned subsidiary, overseen by the Subadviser.

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The Adviser may terminate any subadvisory agreement without shareholder approval. In such case, the Adviser will either manage the Fund’s assets itself or, subject to the receipt of any necessary shareholder approvals, retain one or more subadvisers to manage some or all of the Fund’s assets.

Distribution Agreements and Rule 12b-1 Plans

Under a separate agreement with each Fund, the Distributor serves as the principal distributor of each class of shares of the Funds. The Distributor’s principal business address is 399 Boylston Street, Boston, Massachusetts 02116. Under these agreements (the “Distribution Agreements”), the Distributor conducts a continuous offering and is not obligated to sell a specific number of shares. The Distributor bears the cost of making information about the Funds available through advertising and other means and the cost of printing and mailing Prospectuses to persons other than shareholders. The Funds pay the cost of registering and qualifying their shares under state and federal securities laws and distributing Prospectuses to existing shareholders.

The Distributor is paid by each Fund the service and distribution fees described in the Prospectuses. The Distributor may, at its discretion, reallow the entire sales charge imposed on the sale of Class A and Class C shares of the Funds to investment dealers from time to time. The SEC is of the view that dealers receiving all or substantially all of the sales charge may be deemed underwriters of each Fund’s shares.

Each of the Funds has adopted Rule 12b-1 plans (the “Plans”) for its Class A and Class C shares which, among other things, permit it to pay the Distributor monthly fees out of its net assets. These fees consist of a service fee and a distribution fee. Any such fees that are paid by a distributor to securities dealers are known as “trail commissions.” Pursuant to Rule 12b-1 under the 1940 Act, each Plan was approved by the shareholders of each Fund, and (together with the related Distribution Agreement) by each Board of Trustees, including a majority of the Independent Trustees of the Trust.

Under the Plans, each Fund pays the Distributor a monthly service fee at an annual rate not to exceed 0.25% of each Fund’s average daily net assets attributable to the Class A and Class C shares. In the case of Class C shares, the Distributor retains the first year’s service fee of 0.25% assessed against such shares. For Class A and, after the first year, for Class C shares, the Distributor may pay up to the entire amount of this fee to securities dealers who are dealers of record with respect to each Fund’s shares, on a quarterly basis, unless other arrangements are made between the Distributor and the securities dealer, for providing personal services to investors in shares of each Fund and/or the maintenance of shareholder accounts. This service fee will accrue to securities dealers of record immediately with respect to reinvested income dividends and capital gain distributions of each Fund’s Class A shares.

The service fee on Class A shares may be paid only to reimburse the Distributor for expenses of providing personal services to investors, including, but not limited to, (i) expenses (including overhead expenses) of the Distributor for providing personal services to investors in connection with the maintenance of shareholder accounts and (ii) payments made by the Distributor to any securities dealer or other organization (including, but not limited to, any affiliate of the Distributor) with which the Distributor has entered into a written agreement for this purpose, for providing personal services to investors and/or the maintenance of shareholder accounts, which payments to any such organization may be in amounts in excess of the cost incurred by such organization in connection therewith.

Each Fund’s Class C shares also pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average net assets of each Fund’s Class C shares. The Distributor retains the 0.75% distribution fee assessed against Class C shares during the first year of investment. After the first year for Class C shares, the Distributor may pay up to the entire amount of this fee to securities dealers who are dealers of record with respect to each Fund’s shares, as distribution fees in connection with the sale of the Fund’s shares on a quarterly basis, unless other arrangements are made between the Distributor and the securities dealer. As stated in the Prospectuses, investors will not be permitted to purchase $1,000,000 or more of Class C shares as a single investment per account.

Each Plan may be terminated by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of the relevant class of shares of the relevant Fund. Each Plan may be amended by vote of the relevant trustees, including a majority of the relevant Independent Trustees, cast in person at a meeting called for that purpose. Any change in any Plan that would materially increase the fees payable thereunder by the

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relevant class of shares of the relevant Fund requires approval by a vote of the holders of a majority of such shares outstanding. The Trusts’ trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. For so long as a Plan is in effect, selection and nomination of those trustees who are Independent Trustees of the Trust shall be committed to the discretion of such Trustees.

Fees paid by Class A or Class C shares of any Fund may indirectly support sales and servicing efforts relating to shares of the other series of the Natixis Funds Trusts or the Loomis Sayles Funds Trusts. In reporting its expenses to the trustees, the Distributor itemizes expenses that relate to the distribution and/or servicing of a single fund’s shares, and allocates other expenses among the relevant funds based on their relative net assets. Expenses allocated to each fund are further allocated among its classes of shares annually based on the relative sales of each class, except for any expenses that relate only to the sale or servicing of a single class.

The Distributor has entered into selling agreements with investment dealers, including affiliates of the Distributor, for the sale of the Funds’ shares. As described in more detail below, the Distributor, the Adviser and their affiliates may, at their expense, pay additional amounts to dealers who have selling agreements with the Distributor. Class Y shares of the Funds may be offered by registered representatives of certain affiliates who are also employees of Natixis US and may receive compensation from the Adviser with respect to sales of Class Y shares.

The Distribution Agreements may be terminated at any time on 60 days’ notice to the Distributor without payment of any penalty, by either vote of a majority of the outstanding voting securities or by vote of a majority of the Independent Trustees. The Distribution Agreements may be terminated at any time on 90 days’, written notice to the Trusts, without payment of any penalty.

The Distribution Agreements and the Plans will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees cast in person at a meeting called for that purpose and (ii) by the vote of the Board of Trustees or by a vote of a majority of the outstanding securities of a Fund (or the relevant class, in the case of the Plans).

With the exception of the Distributor, its affiliated companies and those Trustees that are not Independent Trustees, no interested person of the Trusts or any trustee of the Trusts had any direct or indirect financial interest in the operation of the Plans or any related agreement. Benefits to the Funds and their shareholders resulting from the Plans are believed to include (1) enhanced shareholder service, (2) asset retention, and (3) enhanced portfolio management opportunities and bargaining position with third-party service providers and economies of scale arising from having asset levels higher than they would be if the Plans were not in place.

The Distributor also acts as principal distributor for Natixis Funds Trust I, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II (except Class J shares of the Loomis Sayles Investment Grade Bond Fund), and Hansberger International Series. The address of the Distributor is 399 Boylston Street, Boston, Massachusetts 02116.

The portion of the various fees and expenses for Class A and Class C shares that are paid (reallowed) to securities dealers are shown below.

Class A

Investment	Maximum Sales Charge Paid by Investors (% of offering price)	Maximum Reallowance or Commission (% of offering price)		Maximum First Year Service Fee (% of net investment)	Maximum First Year Compensation (% of offering price)
Less than $50,000	5.75%	5.00%		0.25%	5.25%
$50,000 – $99,999	4.50%	4.00%		0.25%	4.25%
$100,000 – $249,999	3.50%	3.00%		0.25%	3.25%
$250,000 – $499,999	2.50%	2.15%		0.25%	2.40%
$500,000 – $999,999	2.00%	1.70%		0.25%	1.95%

Investments of $1 Million or More
First $3 million	None	1.00	%(1)	0.25%	1.25%
Excess over $3 million	None	0.50	%(1)	0.25%	0.75%

Investments with No Sales Charge (2)	None	0.00%		0.25%	0.25%

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(1)	These commissions are not payable if the purchase represents the reinvestment of a redemption made during the previous 12 calendar months.
(2)	Refers to any investments made by investors not subject to a sales charge as described in the Prospectuses for Class A and Class C shares in the section “How Sales Charges Are Calculated.”

Class C

Class C service fees are payable regardless of the amount of the Distributor’s related expenses. The portion of the various fees and expenses for Class C shares of the Fund that are paid to securities dealers are shown below:

Investment	Maximum Front-End Sales Charge Paid by Investors (% of offering price)	Maximum Reallowance or Commission (% of offering price)	Maximum First Year Service Fee (% of net investment)	Maximum First Year Compensation (% of offering price)
All amounts for Class C	none	1.00%	0.00%	1.00%

As described in the Prospectuses, each purchase or sale of shares is effected at the NAV next determined after an order is received, less any applicable sales charge. The sales charge is allocated between the investment dealer and the Distributor, as indicated in the tables above. The Distributor receives the contingent deferred sales charge (the “CDSC”). Proceeds from the CDSC on Class A and C shares are paid to the Distributor and are used by the Distributor to defray the expenses for services the Distributor provides the Trusts. The Distributor may, at its discretion, pay (reallow) the entire sales charge imposed on the sale of Class A shares to investment dealers from time to time.

For new amounts invested at NAV by an eligible governmental authority, the Distributor may, at its expense, pay investment dealers a commission of 0.025% of the average daily net assets of an account at the end of each calendar quarter for up to one year. These commissions are not payable if the purchase represents the reinvestment of redemption proceeds from any other Natixis Fund or if the account is registered in street name.

The Distributor, each Adviser and their affiliates may out of their own resources make additional payments to dealers who sell shares of the Funds. These payments may include: (i) full reallowance of the sales charge of Class A shares, (ii) additional compensation with respect to the sale and/or servicing of Class A and C shares, (iii) payments based upon various factors, as described below, and (iv) financial assistance programs to firms who sell or arrange for the sale of Fund shares including, but not limited to, marketing and sales fees, expenses related to advertising or promotional activity and events, and shareholder record keeping, sub-transfer agency or miscellaneous administrative services. Payment for travel, lodging and related expenses may be provided for attendance at Fund seminars and conferences, e.g., due diligence meetings held for training and educational purposes. The payment of these concessions and any other compensation offered will conform with state and federal laws and the rules of any self-regulatory organization, such as the Financial Industry Regulatory Authority (“FINRA”). The participation of such firms in financial assistance programs is at the discretion of the firm and the Distributor. The payments described in (iii) above may be based on sales (generally ranging from 0.05% to 0.25% of gross sales) and/or the amount of assets a dealer’s clients have invested in the Funds (at annual rates generally ranging from 0.05% to 0.50% of the value of the clients’ shares). The actual payment rates to a dealer will depend upon how the particular arrangement is structured (e.g., solely asset-based fees, solely sales-based fees or a combination of both) and other factors such as the length of time assets have remained invested in the Fund, redemption rates and the willingness of the dealer to provide access to its representatives for educational and

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marketing purposes. The payments to dealers described in this paragraph and elsewhere in this Statement, which may be significant to the dealers, may create an incentive for a dealer or its representatives to recommend or sell shares of the Funds or particular share class over other mutual funds or share classes. Additionally, these payments may result in the Funds’ inclusion on a sales list, including a preferred or select sales list, or in other sales programs. Investors should contact their dealers for details about the payment the dealers may receive.

In addition, Gateway pays to Natixis Distributors 0.10% of the new assets of the Fund raised following the Reorganization. The Fund will bear these costs.

Dealers may charge their customers a processing fee or service fee in connection with the purchase or redemption of fund shares. The amount and applicability of such a fee is determined and disclosed by each individual dealer to its customers. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the Funds’ Prospectuses and this Statement. Customers will be provided with specific information about any processing or service fees charged by their dealer.

The commissions and sales charges for the fiscal year ended December 31, 2009 were allocated as follows:

ASG DIVERSIFYING STRATEGIES FUND*

Total commissions on sales of Class A shares	$	[	]
Amount reallowed to other securities dealers	$	[	]
Amount retained by Distributor	$	[	]

Total CDSCs on redemptions of Classes A and C shares	$	[	]
Amount retained by Distributor*	$	[	]

ASG GLOBAL ALTERNATIVES FUND*

Total commissions on sales of Class A shares	$	[	]
Amount reallowed to other securities dealers	$	[	]
Amount retained by Distributor	$	[	]

Total CDSCs on redemptions of Classes A and C shares	$	[	]
Amount retained by Distributor*	$	[	]

GATEWAY FUND*

Total commissions on sales of Class A shares	$	[	]
Amount reallowed to other securities dealers	$	[	]
Amount retained by Distributor	$	[	]

Total CDSCs on redemptions of Classes A and C shares	$	[	]
Amount paid to SG Constellation, LLC	$	[	]
Amount retained by Distributor*	$	[	]

*	See the section “Other Arrangements” for information about amounts received by the Distributor from the Trusts’ investment advisers and subadvisers or the Funds directly for providing certain administrative services relating to the Trusts.

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OTHER ARRANGEMENTS

Administrative Services

Natixis Asset Management Advisors, L.P. (“Natixis Advisors”) performs certain accounting and administrative services for the Funds, pursuant to an Administrative Services Agreement dated January 1, 2005, as amended from time to time (the “Administrative Agreement”). Under the Administrative Agreement, Natixis Advisors provides the following services to the Funds: (i) personnel that perform bookkeeping, accounting, internal auditing and financial reporting functions and clerical functions relating to the Funds, (ii) services required in connection with the preparation of registration statements and prospectuses, registration of shares in various states, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Funds or regulatory authorities and reports and questionnaires for SEC compliance, (iii) the various registrations and filings required by various regulatory authorities, and (iv) consultation and legal advice on Fund-related matters. Natixis Advisors also provides certain administrative services to the wholly-owned subsidiaries of both ASG Funds.

For these services, Natixis Advisors received the following fees from the Funds for the fiscal years ended December 31, 2008 and December 31, 2009:

Fund	2008		2009
	Fees	Fees waived	Fees			Fees waived
Diversifying Strategies Fund			$	[	]	$	[	]
Global Alternatives Fund	$43,750	$—	$	[	]	$	[	]
Gateway Fund*	$2,091,581	$1,603,552	$	[	]	$	[	]

*	Natixis Advisors has contractually agreed to limit its administrative services fees attributable to the Gateway Fund through February 18, 2010.

Custodial Arrangements State Street Bank and Trust Company (“State Street Bank”), One Lincoln Street, Boston, Massachusetts 02111, serves as the custodian for the Trusts. As such, State Street Bank holds in safekeeping certificated securities and cash belonging to the Funds and, in such capacity, is the registered owner of securities in book-entry form belonging to the Funds. Upon instruction, State Street Bank receives and delivers cash and securities of the Funds in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. State Street Bank also maintains certain accounts and records of the Trusts and calculates the total NAV, total net income and NAV per share of the Funds on a daily basis. State Street also provides custodial and certain subadministrative services to the wholly-owned subsidiaries of both ASG Funds.

Transfer Agency Services Pursuant to contract between the Trusts, on behalf of the Funds, and Boston Financial Data Services, Inc. (“Boston Financial”), whose principal business address is 2000 Crown Colony Drive, Quincy, MA 02169, Boston Financial acts as shareholder servicing and transfer agent for the Funds and is responsible for services in connection with the establishment, maintenance and recording of shareholder accounts, including all related tax and other reporting requirements and the implementation of investment and redemption arrangements offered in connection with the sale of the Funds’ shares.

The Funds may also pay dealers whose clients invest in the Funds fees for sub-transfer agency and other similar services. As indicated above, the Distributor, each Adviser and their affiliates may also make payments for sub-transfer agency and similar services.

Independent Registered Public Accounting Firm The Trusts’ independent registered public accounting firm is [            ], [            ]. The independent registered public accounting firm assists in the review of federal and state income tax returns, consults with the Trusts as to matters of accounting and federal and state income taxation and will conduct an annual audit of the Funds’ financial statements.

Counsel to the Fund Ropes & Gray LLP, located at One International Place, Boston, Massachusetts 02110, serves as counsel to the Funds.

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PORTFOLIO MANAGEMENT INFORMATION

PORTFOLIO MANAGERS’ MANAGEMENT OF OTHER ACCOUNTS

As of December 31, 2009, the portfolio managers of the Funds managed other accounts in addition to managing one or more of the Funds. The following table provides information on the other accounts managed by each portfolio manager.

	Registered Investment Companies					Other Pooled Investment Vehicles					Other Accounts
	Other Accounts Managed			Advisory Fee is Based on Performance		Other Accounts Managed			Advisory Fee is Based on Performance		Other Accounts Managed			Advisory Fee is Based on Performance
Name of Portfolio Manager	# of Accts	Total Assets		# of Accts	Total Assets	# of Accts	Total Assets		# of Accts	Total Assets	# of Accts	Total Assets		# of Accts	Total Assets
Michael T. Buckius	2		$0.7 billion	0	$0	3		$108 million	0	$0	16	$108 million		0	$0
Jeremiah H. Chafkin	1		$44.8 million	0	$0	3		$183.4 million	2	$146.0 million	1	$216.9 million	*	0	$0
Andrew W. Lo	1		$44.8 million	0	$0	3		$183.4 million	2	$146.0 million	1	$216.9 million	*	0	$0
Robert S. Rickard	10	~$	12 billion	0	$0	4	~$	1 billion	0	$0	0	$0		0	$0
J. Patrick Rogers	4		$2.0 billion	0	$0	2		$86 million	0	$0	38	$458 million		0	$0
Paul R. Stewart	0		$0	0	$0	1		$48 million	0	$0	41	$454 million		0	$0

*	Notional value.

Material Conflicts of Interest

Conflicts of interest may arise in the allocation of investment opportunities and the allocation of aggregated orders among the Funds and other accounts managed by a portfolio manager. A portfolio manager potentially could give favorable treatment to some accounts for a variety of reasons, including favoring larger accounts, accounts that pay higher fees, accounts that pay performance-based fees, accounts of affiliated companies and accounts in which the portfolio manager has an interest. Such favorable treatment could lead to more favorable investment opportunities or allocations for some accounts. Each Adviser and Subadviser has adopted policies and procedures to mitigate the effects of these conflicts. For more information on how each Adviser and Subadviser allocates investment opportunities between the Funds and their other clients, see the section “Allocation of Investment Opportunity Among the Funds and Other Investors Managed by the Adviser and Subadviser” in this Statement. Conflicts of interest also may arise to the extent a portfolio manager short sells a stock in one client account but holds that stock long in other accounts, including the Funds, or sells a stock for some accounts while buying the stock for others, and through the use of “soft dollar arrangements,” which are discussed in the section “Portfolio Transactions and Brokerage.”

Portfolio Managers’ Compensation

The following describes the structure of, and the method used to determine, the compensation of each of the above-listed portfolio managers as of December 31, 2009:

AlphaSimplex. All AlphaSimplex investment professionals, including Portfolio Managers, may receive compensation in three ways: salary, year-end bonuses, and supplemental bonuses. The bonus amounts are decided by the AlphaSimplex Compensation Committee. As a retention tool, AlphaSimplex has implemented a three-year deferral of 30% of bonus amounts for senior professionals.

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Reich & Tang. Mr. Rickard’s compensation includes a fixed, annual base salary and an incentive bonus. Base salary amounts are determined by the compensation committee of the Subadviser (the “Compensation Committee”) based upon a number of factors, including the portfolio manager’s experience, overall performance, responsibilities and the competitive market place. Mr. Rickard receives a cash-based annual incentive bonus that is determined solely at the discretion of the Subadviser and approved by the Compensation Committee.

Gateway. The compensation of the Portfolio Managers is composed of two parts: base salary and incentive compensation related to the financial results of the Adviser (and not based on the investment performance of the Fund or any other managed account, either absolutely or in relation to any benchmark), and a retirement plan. The incentive compensation component is anticipated to be larger than the base salary component. Mr. Rogers’ and Mr. Stewart’s employment agreements have initial terms ending December 31, 2012 and Mr. Buckius’ employment agreement has an initial term ending December 31, 2011. Each of the employment agreements provides for automatic renewals for successive one-year periods and, among other things, a specified base salary and certain undertakings not to compete with the Adviser or solicit its clients. For Mr. Rogers, those undertakings will expire the later of eight years from the date of the sale of assets of the Adviser’s predecessor to the Adviser (the “Gateway Transaction”) or three years from the termination of Mr. Rogers’ employment. For Mr. Stewart and Mr. Buckius, the non-competition and non-solicitation undertakings will expire the later of three years from the date of the Gateway Transaction, one year from the termination of employment, or one year after the period during which severance payments are made pursuant to the agreement. The profit sharing plan, applicable to the Portfolio Managers, provides for both a long-term incentive pool and a short-term incentive pool, the sizes of which will be determined based on profitability of the business.

Portfolio Managers’ Ownership of Fund Shares

As of December 31, 2009, Mr. Lo, Mr. Chafkin and Mr. Rickard did not beneficially own any shares of the ASG Funds. As of December 31, 2009, Mr. Rogers and Mr. Stewart owned shares of the Gateway Fund worth more than $1 million and Mr. Buckius beneficially owned shares of the Gateway Fund worth between $500,001 and $1 million. There are various reasons why a Portfolio Manager may not own shares of the Funds in the future. One reason is that the Funds’ investment objectives and strategies may not match those of the Portfolio Manager’s personal investment objective. Also, the Portfolio Manager may invest in other Funds or pooled investment vehicles or separate accounts managed by the Portfolio Manager in a similar style to the Funds.

Allocation of Investment Opportunity Among the Funds and Other Investors Managed by the Adviser and Subadviser; Cross Relationships of Officers and Trustees

AlphaSimplex. The Adviser manages other accounts using investment strategies that may or may not be similar to that of the ASG Funds. A conflict of interest may exist in connection with the Adviser’s management of the ASG Funds, on the one hand, and the Adviser’s management of other accounts, on the other hand. The Adviser makes investment decisions for each account based on the client’s investment objectives, policies, practices, cash flows, and other relevant investment considerations. Consequently, the Adviser may purchase or sell securities or other instruments for one account and not for another account, and the performance of securities or other instruments purchased for one account may vary from the performance of securities or other instruments purchased for other accounts. Another conflict of interest may arise because accounts other than the Fund may have fee structures, such as performance-based fees, that differ from those of the ASG Funds. In addition, a potential conflict of interest may arise as a result of the Portfolio Managers’ day-to-day management of the ASG Funds. Because of their roles in managing the ASG Funds, the Adviser’s Portfolio Managers know the size, timing and possible market impact of Fund trades and this information could in theory be used to the detriment of the ASG Funds. The Adviser has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and to address conflicts of interest relating to the management of multiple accounts. Finally, the Adviser has adopted trade allocation procedures that require equitable allocation of trade orders for a particular security among participating accounts. The implementation of these procedures is monitored by the Adviser’s Chief Compliance Officer.

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Certain officers and employees of the Subadviser have responsibility for portfolio management of other advisory accounts and clients of the Subadviser (including other RICs and accounts of affiliates of Reich & Tang) that may invest in securities in which the ASG Funds also invest. If the Subadviser determines that an investment purchase or sale opportunity is appropriate and desirable for more than one advisory account, purchase and sale orders may be executed separately or may be combined and, to the extent practicable, allocated by Reich & Tang to the participating accounts. Where advisory accounts have competing interests in a limited investment opportunity, the Subadviser will allocate investment opportunities based on a number of considerations, including cash availability and/or liquidity requirements, including time the competing accounts have had funds available for investment or have had securities available for sale, investment objectives and restrictions, an account’s participation in other opportunities, tax considerations and relative size of portfolio holdings of the same or comparable securities. It is Reich & Tang’s policy to allocate over a period of time, to the extent practicable, investment opportunities to each client on a fair and equitable basis relative to its other clients. The Trustees are of the view that the benefits of retaining Reich & Tang as subadviser to the Fund outweigh the disadvantages, if any that may result from participating in such transactions.

Gateway. The Adviser manages other accounts using investment strategies similar to that of the Gateway Fund. A conflict of interest may exist if the Adviser identifies a limited investment opportunity that may be appropriate for more than one account, but the Gateway Fund is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the Adviser may execute transactions for another account that may adversely impact the value of securities held by the Gateway Fund. However, the Adviser believes that these risks are mitigated by the fact that accounts with like investment strategies managed by the Adviser are generally managed in a similar fashion, subject to exceptions, such as those resulting from different cash availability and/or liquidity requirements, investment restrictions or policies, the time competing accounts have had funds available for investment or have had investments available for sale, an account’s participation in other opportunities, tax considerations and the relative size of portfolio holdings of the same or comparable securities. In addition, the Adviser has adopted trade allocation procedures that require equitable allocation of trade orders for a particular security among participating accounts.

PORTFOLIO TRANSACTIONS AND BROKERAGE

In placing orders for the purchase and sale of equity securities, each Adviser or Subadviser selects only brokers that it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates that, when combined with the quality of the foregoing services, will produce the best price and execution for the transaction. This does not necessarily mean that the lowest available brokerage commission, if any, will be paid. However, the commissions charged are believed to be competitive with generally prevailing rates. Each Adviser or Subadviser will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions, if any, paid on transactions by reference to such data. In making such evaluation, factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account. The Adviser or Subadviser may place orders for the Funds which, combined with orders for the Adviser’s/Subadviser’s other clients, may impact the price of the relevant security. This could cause the Funds to obtain a worse price on the transaction than would otherwise be the case if the orders were placed in smaller amounts or spread out over a longer period of time.

Subject to the overriding objective of obtaining the best possible execution of orders, the Adviser or Subadviser may allocate brokerage transactions to affiliated brokers. Any such transactions will comply with Rule 17e-1 under the 1940 Act. In order for the affiliated broker to effect portfolio transactions for the Funds, the commissions, fees or other remuneration received by the affiliated broker must be reasonable and fair compared to the commissions, fees and other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period. Furthermore, the Trust’s Board of Trustees, including a majority of the Independent Trustees, have adopted procedures that are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker are consistent with the foregoing standard.

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Transactions on stock, option, and futures exchanges involve the payment of negotiated brokerage commissions. In the case of securities traded in the OTC market, there is generally no stated commission but the price usually includes an undisclosed commission or mark-up.

AlphaSimplex

In arranging for the purchase and sale of clients’ portfolio securities, the Adviser takes numerous factors into consideration. These include any legal restrictions, such as those imposed under the securities laws and the Employee Retirement Income Security Act of 1974, and any client-imposed restrictions. Within these constraints, the Adviser will employ or deal with members of the securities exchanges and other brokers and dealers as may in its judgment implement the policy of seeking best execution (i.e., prompt and reliable execution at the most favorable prices obtainable under the prevailing market conditions) of portfolio transactions. It is not the Adviser’s current practice to enter into “soft dollar” arrangements but the Adviser does consider all services when executing transactions with a broker. As such, the Adviser may utilize research and other products that provide lawful and appropriate assistance to the Adviser in carrying out its investment-making responsibilities, as permitted under the safe harbor of Section 28(e) of the Securities and Exchange Act of 1934. As long as it is lawful and appropriate to do so, the Adviser may use this research and data in its investment advisory capacities with other clients. Clients may obtain other services from brokers in connection with investment transactions with brokers. Such services will be limited to services that would otherwise be a client expense.

In determining the abilities of a broker or dealer to obtain best execution of portfolio transactions, while the lowest price may be one factor, the Adviser will consider all relevant factors, including the execution capabilities required by the transactions; the ability and willingness of the broker or dealer to facilitate the accounts’ portfolio transactions by participating therein for its own account; the importance to the account of speed, efficiency, and confidentiality; the broker’s or dealer’s apparent familiarity with sources from or to whom particular securities might be purchased or sold; the reputation and perceived soundness of the broker or dealer; and other matters relevant to the selection of a broker or dealer for portfolio transactions for any account. The Adviser will not adhere to any rigid formula in making the selection of the applicable broker or dealer for portfolio transactions, but will weigh a combination of the preceding factors.

The Adviser has no duty or obligation to seek in advance competitive bidding for the most favorable commission rate applicable to any particular portfolio transaction or to select any broker on the basis of its purported or “posted” commission rate, but will endeavor to be aware of the current level of the charges of eligible brokers and to minimize the expense incurred for effecting portfolio transactions to the extent consistent with the interests and policies of the accounts. Although the Adviser generally seeks competitive commission rates, it will not necessarily pay the lowest commission or commission equivalent. Transactions may involve specialized services on the part of the broker or dealer involved and thereby entail higher commissions or their equivalents than would be the case with other transactions requiring more routine services.

Certain customers of the Adviser may also be customers of broker-dealers through which the Adviser may utilize executing and/or clearing brokerage services. Although the Adviser may execute or clear through these broker-dealers, the Adviser is under no obligation to do so.

Portfolio transactions for each client account are generally completed independently, except when the Adviser is in the position of buying or selling the same security for a number of its clients under the same conditions (e.g., limit prices) at approximately the same time. Because of market fluctuations, the prices obtained on such transactions within a single day may vary substantially. In such a case, some clients would receive the benefit of the more-favorable prices while others would not. In order to more equitably allocate the effects of such market fluctuations, the Adviser has adopted the following aggregation procedures. For purposes of aggregating client orders for futures contracts and forward contracts for all clients, each client that participates in an aggregated order will participate in that order based on the price received and the inception date of the client’s account. The account with the oldest inception date will always receive the highest fill prices and the account with the most recent inception date will receive the lowest fill prices. Any advantages the oldest accounts may receive on the sell orders are theoretically offset by the disadvantages on the buy orders. For purposes of aggregating client orders for all other securities for all clients, each client that participates in an aggregated order will participate at the average price for all the Adviser’s transactions in that security on a given business day and transaction costs will be shared pro rata based on each client’s participation in the transaction. If the aggregated order is partially filled, it will be allocated among clients pro rata.

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Reich & Tang

With respect to the portion of the Funds’ assets managed by Reich & Tang, the purchases and sales of portfolio securities are usually principal transactions. Portfolio securities are generally purchased directly from the issuer, from banks and financial institutions or from an underwriter or market maker for the securities. There are usually no brokerage commissions paid for such purchases and the Funds do not currently anticipate paying brokerage commissions. Should the Funds pay a brokerage commission on a particular transaction, the Funds would seek to effect the transaction at the most favorable available combination of best execution and lowest commission. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and ask price.

No portfolio transactions are executed with Reich & Tang or its affiliates acting as principal. In addition, the Funds will not buy bankers’ acceptances, certificates of deposit or commercial paper from Reich & Tang or its affiliates. Reich & Tang does not earn “soft dollars” when trading in fixed-income securities. When trading equity securities, Reich & Tang may earn soft dollars through its regular trading. Reich & Tang’s receipt of brokerage and research products may be a factor in its selection of a broker or dealer to execute transactions for the Funds where Reich & Tang believes that the broker or dealer will provide the best execution of the transactions. Such brokerage and research services may be paid for with Reich & Tang’s own assets or may, in connection with transactions in securities effected for client accounts for which Reich & Tang exercises investment discretion, be paid for with client commissions.

The frequency of transactions and their allocation to various dealers is determined by Reich & Tang in its best judgment and in a manner deemed to be in the best interest of shareholders of the Funds. The primary consideration is prompt execution of orders in an effective manner at the most favorable price.

Investment decisions for the Funds will be made independently from those for any other accounts or investment companies that may be or become managed by Reich & Tang or its affiliates. If, however, the Funds and other investment companies or accounts managed by Reich & Tang are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by the Funds or the size of the position obtainable for the Funds. In addition, when purchases or sales of the same security for the Funds and for other investment companies managed by Reich & Tang occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchasers or sellers.

Gateway

As discussed in more detail below, the Adviser’s receipt of brokerage and research products may sometimes be a factor in the Adviser’s selection of a broker or dealer to execute transactions for the Fund where the Adviser believes that the broker or dealer will provide the best execution of the transactions. Such brokerage and research services may be paid for with the Adviser’s own assets or may, in connection with transactions in securities effected for client accounts for which the Adviser exercises investment discretion, be paid for with client commissions (the latter sometimes referred to as “Soft Dollars”).

In effecting portfolio transactions for the Fund, the Adviser is obligated to seek best execution, which is to execute the Fund’s transactions where the most favorable combination of price and execution services are available (“best execution”), except to the extent that it may be permitted to pay higher brokerage commissions for brokerage and research services as described below. In seeking best execution, the Adviser, in the Fund’s best interest, considers all relevant factors, including:

•	price;

•	the size of the transaction;

•	the nature of the market for the security;

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•	the amount of commission;

•	the timing of the transaction taking into account market prices and trends;

•	the reputation, experience and financial stability of the broker-dealer involved;

•	the quality of service rendered by the broker-dealer in other transactions.

The Adviser may not consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute securities transactions for it, nor may the Fund or the Adviser enter into any agreement or understanding under which the Fund directs brokerage transactions or revenues generated by those transactions to brokers to pay for distribution of Fund shares. Nevertheless, the Fund or the Adviser may place portfolio transactions with brokers or dealers who promote or sell Fund shares so long as such placements are made pursuant to policies approved by the Fund’s Board of Trustees that are designed to ensure that the selection is based on the quality of the broker’s execution and not on its sales efforts. Closing option transactions are usually effected through the same broker-dealer that executed the opening transaction.

The Trust has no obligation to deal with any broker or dealer in the execution of its transactions. Transactions in the OTC market can be placed directly with market makers who act as principals for their own account and include mark-ups in the prices charged for OTC securities. Transactions in the OTC market can also be placed with broker-dealers who act as agents and charge brokerage commissions for effecting OTC transactions. The Trust may place its OTC transactions either directly with principal market makers, or with broker-dealers if that is consistent with the Adviser’s obligation to obtain best qualitative execution.

While the Adviser does not intend to limit the placement of orders to any particular broker or dealer, the Adviser generally gives preference to those brokers or dealers who are believed to give best execution at the most favorable prices and who also provide research, statistical or other services to the Adviser and/or the Trust. These research services include not only a wide variety of reports on such matters as economic and political developments, industries, companies, securities, portfolio strategy, account performance, daily prices of securities, stock and bond market conditions and projections, asset allocation and portfolio structure, but also meetings with management representatives of issuers and with other analysts and specialists. Commissions charged by brokers who provide these services may be higher than commissions charged by those who do not provide them. Higher commissions are paid only if the Adviser determines that they are reasonable in relation to the value of the services provided. The availability of such services was taken into account in establishing the advisory fee. Specific research services furnished by brokers through whom the Trust effects securities transactions may be used by the Adviser in servicing all of its accounts and may not be used with respect to the Fund. Similarly, specific research services furnished by brokers who execute transactions for other Adviser clients may be used by the Adviser for the benefit of the Trust.

General

Subject to procedures adopted by the Board of Trustees of the Trusts, the Funds’ brokerage transactions may be executed by brokers that are affiliated with Natixis US or the Adviser or Subadviser. Any such transactions will comply with Rule 17e-1 under the 1940 Act, or other applicable restrictions as permitted by the SEC pursuant to exemptive relief or otherwise.

Under the 1940 Act, persons affiliated with the Trusts are prohibited from dealing with the Trusts’ funds as a principal in the purchase and sale of securities. Since transactions in the OTC market usually involve transactions with dealers acting as principals for their own accounts, affiliated persons of the Trusts may not serve as the Funds’ dealer in connection with such transactions.

To the extent permitted by applicable law, and in all instances subject to the foregoing policy of best execution, each Adviser may allocate brokerage transactions to broker-dealers (including affiliates of the Distributor) that have entered into arrangements in which the broker-dealer allocates a portion of the commissions paid by the Funds toward the reduction of the Funds’ expenses.

It is expected that the portfolio transactions in fixed-income securities will generally be with issuers or dealers on a net basis without a stated commission. Securities firms may receive brokerage commissions on transactions involving options, futures and options on futures and the purchase and sale of underlying securities upon exercise of options. The brokerage commissions associated with buying and selling options may be proportionately higher than those associated with general securities transactions.

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DESCRIPTION OF THE TRUSTS

The Declarations of Trust of Natixis Funds Trust II and Gateway Trust permit the Trustees to issue an unlimited number of full and fractional shares of each series. Each share of the Funds represents an equal proportionate interest in the Funds with each other share of the Funds and is entitled to a proportionate interest in the dividends and distributions from the Funds. The Declarations of Trust further permits the Trusts’ Board of Trustees to divide the shares of each series into any number of separate classes, each having such rights and preferences relative to other classes of the same series as the Board of Trustees may determine. When you invest in a Fund, you acquire freely transferable shares of beneficial interest that entitle you to receive dividends as determined by the Trusts’ Board of Trustees and to cast a vote for each share you own at shareholder meetings. The shares of the Funds do not have any preemptive rights. Upon termination of the Funds, whether pursuant to liquidation of a Trust or otherwise, shareholders of each class of the Funds are entitled to share pro rata in the net assets attributable to that class of shares of the Funds available for distribution to shareholders. The Declarations of Trust also permit the applicable Board of Trustees to charge shareholders directly for custodial, transfer agency and servicing expenses.

The shares of the Funds are divided into three classes: Class A, Class C and Class Y. As described in its Prospectuses, Class Y shares are available for purchase only by certain eligible investors and have higher minimum purchase requirements than Class A and Class C shares. All expenses of the Funds (including advisory fees but excluding class-specific expenses such as transfer agency fees (“Other Expenses”)) are borne by its Class A, Class C and Class Y shares on a pro rata basis, except for 12b-1 fees, which are borne only by Class A and Class C and may be charged at a separate rate to each such class. Other Expenses of Class A and Class C are borne by such classes on a pro rata basis, but Other Expenses relating to the Class Y shares may be allocated separately to the Class Y shares. The multiple class structure could be terminated should certain IRS rulings or SEC regulatory positions be rescinded or modified.

The assets received by each class of the Funds for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of the creditors, are allocated to, and constitute the underlying assets of, that class of a Fund. The underlying assets of each class of a Fund are segregated and are charged with the expenses with respect to that class of a Fund and with a share of the general expenses of a Fund and Trust. Any general expenses of the Trusts that are not readily identifiable as belonging to a particular class of the Funds are allocated by or under the direction of the trustees in such manner as the trustees determine to be fair and equitable. While the expenses of the Trusts are allocated to the separate books of account of each series of the Trusts, certain expenses may be legally chargeable against the assets of all of the series in a Trust.

The Declarations of Trust also permit the Trusts’ Board of Trustees, without shareholder approval, to subdivide the Funds or series or class of shares into various sub-series or sub-classes with such dividend preferences and other rights as the trustees may designate. The Trusts’ Board of Trustees may also, without shareholder approval, establish one or more additional series or classes or, with shareholder approval, merge two or more existing series or classes. Shareholders’ investments in such an additional or merged series would be evidenced by a separate series of shares (i.e., a new “fund”).

The Declarations of Trust provide for the perpetual existence of the Trusts. The Trusts or Funds, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of the Funds. Similarly, any class within a Fund may be terminated by vote of at least two-thirds of the outstanding shares of such class. The Declarations of Trust further provide that the Board of Trustees may also without shareholder approval terminate the Trusts or Funds upon written notice to their shareholders.

VOTING RIGHTS

Shareholders of all Funds are entitled to one vote for each full share held (with fractional votes for each fractional share held) and may vote (to the extent provided therein) on the election of trustees and the termination of a Trust and on other matters submitted to the vote of shareholders.

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Shareholders of Natixis Funds Trust II and Gateway Trust have identical voting rights to each other. All classes of shares of each Fund have identical voting rights, except that each class of shares has exclusive voting rights on any matter submitted to shareholders that relates solely to that class, and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. On any matters submitted to a vote of shareholders, all shares of the Trusts then entitled to vote shall, except as otherwise provided in the By-Laws, be voted in the aggregate as a single class without regard to series or class of shares, except 1) when required by the 1940 Act, or when the trustees shall have determined that the matter affects one or more series or class of shares materially differently, shares shall be voted by individual series or class and 2) when the matter affects only the interest of one or more series or classes, only shareholders of such series or class shall be entitled to vote thereon. Consistent with the current position of the SEC, shareholders of all series and classes vote together, irrespective of series or class, on the election of trustees and the selection of the Trusts’ independent registered public accounting firm, but shareholders of each series vote separately on most other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the investment advisory and subadvisory agreement relating to that series, and shareholders of each class within a series vote separately as to the Rule 12b-1 plan (if any) relating to that class.

There will normally be no meetings of shareholders for the purpose of electing trustees except that, in accordance with the 1940 Act, (i) a Trust will hold a shareholders’ meeting for the election of trustees at such time as less than a majority of the trustees holding office have been elected by shareholders, and (ii) if there is a vacancy on a Board of Trustees, such vacancy may be filled only by a vote of the shareholders unless, after filling such vacancy by other means, at least two-thirds of the trustees holding office shall have been elected by the shareholders. In addition, trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with a Trust’s custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose.

Upon written request by a minimum of ten holders of shares having held their shares for a minimum of six months and having an NAV of at least $25,000 or constituting at least 1% of the outstanding shares, whichever is less, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trusts have undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees. Shareholder voting rights are not cumulative.

The affirmative vote of a majority of shares of the Trusts voted (assuming a quorum is present in person or by proxy) is required to amend a Declaration of Trust if such amendment (1) affects the power of shareholders to vote, (2) amends the section of the Declaration of Trust governing amendments, (3) is one for which a vote is required by law or by the Trusts’ registration statement, or (4) is submitted to the shareholders by the trustees. If one or more new series of a Trust is established and designated by the trustees, the shareholders having beneficial interests in the funds shall not be entitled to vote on matters exclusively affecting such new series, such matters including, without limitation, the adoption of or any change in the investment objectives, policies or restrictions of the new series and the approval of the investment advisory contracts of the new series. Similarly, the shareholders of the new series shall not be entitled to vote on any such matters as they affect the other funds.

SHAREHOLDER AND TRUSTEE LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of a Trust. However, the Declarations of Trust disclaim shareholder liability for acts or obligations of a Trust and require that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by a Trust or the trustees. The Declarations of Trust provide for indemnification out of each Fund’s property for all loss and expense of any shareholder held personally liable for the obligations of the Fund by reason of owning shares of such Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and a Fund itself would be unable to meet its obligations.

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The Declarations of Trust further provide that the relevant Board of Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declarations of Trust protects a trustee against any liability to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The By-Laws of each Trust provide for indemnification by the Trust of trustees and officers of the relevant Trust, except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his or her action was in the best interests of the Trust. Such persons may not be indemnified against any liability to the Trust or the Trust’s shareholders to whom he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Each Trust offers only its own Fund’s or Funds’ shares for sale, but it is possible that a Trust might become liable for any misstatements in a prospectus that relate to another Trust. The trustees of each Trust have considered this possible liability and approved the use of the combined prospectus for Funds of the Trusts.

HOW TO BUY SHARES

The procedures for purchasing shares of the Funds are summarized in the Prospectuses. All purchases made by check should be in U.S. dollars and made payable to Natixis Funds.

Shares may also be purchased either in writing, by phone, by wire, by electronic funds transfer using Automated Clearing House (“ACH”) or by exchange, as described in the Prospectuses, or through firms that are members of FINRA and that have selling agreements with the Distributor. For purchase of Fund shares by mail, the trade date is the day of receipt of the check in good order by the transfer agent so long as it is received by the close of regular trading of the New York Stock Exchange (the “NYSE”) on a day when the NYSE is open. For purchases through the ACH system, the shareholder’s bank or credit union must be a member of the ACH system and the shareholder must have approved banking information on file. With respect to shares purchased by wire or through the ACH system, shareholders should bear in mind that the transactions may take two or more days to complete. Banks may charge a fee for transmitting funds by wire.

You may also use Natixis Funds Personal Access Line® (800-225-5478, press 1) or Natixis Funds website (www.funds.natixis.com) to purchase Fund shares (except for Class Y shares). For more information, see the section “Shareholder Services” in this Statement.

At the discretion of the Distributor, bank trust departments or trust companies may also be eligible for investment in Class Y shares at a reduced minimum, subject to certain conditions including a requirement to meet the minimum investment balance within a specified time period. Please contact the Distributor at 800-225-5478 for more information. At the discretion of the Distributor, clients of Natixis Advisors may purchase, at NAV, Class A shares of Natixis Funds that do not offer Class Y shares.

Shareholders of the Funds in Class Y may be permitted to open an account without an initial investment and then wire funds into the account once established. These shareholders will still be subject to the investment minimums as detailed in the Prospectus of the relevant Fund.

REDEMPTIONS

The procedures for redemption of shares of a Fund are summarized in its Prospectus. As described in the Prospectuses, a CDSC may be imposed on certain redemptions of Class A and C shares. For purposes of the CDSC, an exchange of shares from one Fund to another Fund is not considered a redemption or a purchase. For federal income tax purposes, however, such an exchange is considered a sale and a purchase and, therefore, would be considered a taxable event on which you may recognize a gain or loss. In determining whether a CDSC is applicable to a redemption of Class A or Class C shares, the calculation will be determined in the manner that results in the lowest rate being charged. The charge will not be applied to dollar amounts representing an increase in the NAV of shares since the time of purchase or reinvested distributions associated with such shares. Unless you request otherwise at the time of redemption, the CDSC is deducted from the redemption, not the amount remaining in the account.

The Funds will only accept medallion signature guarantees bearing the STAMP 2000 Medallion imprint. However, a medallion signature guarantee may not be required if the proceeds of the redemption do not exceed $100,000 and

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the proceeds check is made payable to the registered owner(s) and mailed to the record address, or if the proceeds are going to a bank on file. Please contact the Funds at 800-225-5478 with any questions regarding when a medallion signature guarantee is required.

If you select the telephone redemption service in the manner described in the next paragraph, shares of the Funds may be redeemed by calling toll-free 800-225-5478. A wire fee may be deducted from the proceeds if you elect to receive the funds wired to your bank on record. Telephone redemption requests must be received by the close of regular trading on the NYSE. Requests made after that time or on a day when the NYSE is closed will receive the next business day’s closing price. The proceeds of a telephone withdrawal will normally be sent within three business days following receipt of a proper redemption request, although it may take longer.

A shareholder automatically receives access to the ability to redeem shares by telephone following the completion of the Fund application, which is available at www.funds.natixis.com or from your investment dealer. When selecting the service, a shareholder may have the withdrawal proceeds sent to his or her bank, in which case the shareholder must designate a bank account on his or her application or Service Options Form to which the redemption proceeds should be sent as well as provide a check marked “VOID” and/or a deposit slip that includes the routing number of his or her bank. Any change in the bank account so designated may be made by furnishing to Boston Financial or your investment dealer a completed Service Options Form, which may require a medallion signature guarantee or a Signature Validation Program Stamp. Telephone redemptions by ACH or wire may only be made if the designated bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. If the account is with a savings bank, it must have only one correspondent bank that is a member of the System. The Funds, the Distributor, Boston Financial (the Fund’s transfer agent) and State Street Bank (the Funds’ custodian) are not responsible for the authenticity of withdrawal instructions received by telephone, although they will apply established verification procedures. Boston Financial, as agreed to with the Funds, will employ reasonable procedures to confirm that your telephone instructions are genuine, and if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Such verification procedures include, but are not limited to, requiring a form of personal identification prior to acting on an investor’s telephone instructions and recording an investor’s instructions.

Shares purchased by check or through ACH may not be available immediately for redemption to the extent the check or ACH transaction has not cleared. The Funds may withhold redemption proceeds for ten days when redemptions are made within ten calendar days of purchase by check or through ACH.

The redemption price will be the NAV per share (less any applicable CDSC) next determined after the redemption request and any necessary special documentation is received by the transfer agent or your investment dealer in proper form. Payment normally will be made by the Funds within seven days thereafter. However, in the event of a request to redeem shares for which a Fund has not yet received good payment, the Fund reserves the right to withhold payments of redemption proceeds if the purchase of shares was made by a check which was deposited within ten calendar days prior to the redemption request (unless the Fund is aware that the check has cleared).

The CDSC may be waived on redemptions made from IRA accounts due to attainment of age 59 1/2 for IRA shareholders who established accounts prior to January 3, 1995. The CDSC may also be waived on redemptions made from IRA accounts due to death, disability, return of excess contribution, required minimum distributions at age 70 1/2 (waivers apply only to amounts necessary to meet the required minimum amount based on assets held within the Funds), certain withdrawals pursuant to a systematic withdrawal plan, not to exceed 10% annually of the value of the account, and redemptions made from the account to pay custodial fees. The CDSC may also be waived on redemptions within one year following the death of (i) the sole shareholder of an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased’s spouse or (iii) the beneficiary of a Uniform Gifts to Minors Act, Uniform Transfer to Minors Act or other custodial account. If the account is transferred to an account registered in the name of the deceased’s estate, the CDSC will be waived on any redemption occurring within one year of death. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged. If shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC when redeemed from the transferee’s account.

The CDSC may be waived on redemptions made from 403(b)(7) custodial accounts due to attainment of age 59 1/2 for shareholders who established custodial accounts prior to January 3, 1995. The CDSC may also be waived on redemptions made from 403(b)(7) custodial accounts due to death or disability.

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The CDSC may also be waived on redemptions necessary to pay plan participants or beneficiaries from qualified retirement plans under Section 401 of the Code, including profit sharing plans, money purchase plans, 401(k) and custodial accounts under Section 403(b)(7) of the Code. Distributions necessary to pay plan participants and beneficiaries include payment made due to death, disability, separation from service, normal or early retirement as defined in the plan document, loans from the plan and hardship withdrawals, return of excess contributions, required minimum distributions at age 70 1/2 (waivers only apply to amounts necessary to meet the required minimum amount), certain withdrawals pursuant to a systematic withdrawal plan, not to exceed 10% annually of the value of your account, and redemptions made from qualified retirement accounts or Section 403(b)(7) custodial accounts necessary to pay custodial fees.

A CDSC will apply in the event of plan level transfers, including transfers due to changes in investment where assets are transferred outside of Natixis Funds, including IRA and 403(b)(7) participant-directed transfers of assets to other custodians (except for the reasons given above) or qualified transfers of assets due to trustee-directed movement of plan assets due to merger, acquisition or addition of additional funds to the plan.

In order to redeem shares electronically through the ACH system, a shareholder’s bank or credit union must be a member of the ACH system and the shareholder must have a completed, approved ACH application on file. In addition, the telephone request must be received no later than the close of the exchange. Upon receipt of the required information, the appropriate number of shares will be redeemed and the monies forwarded to the bank designated on the shareholder’s application through the ACH system. The redemption will be processed the day the telephone call is made and the monies generally will arrive at the shareholder’s bank within three business days. The availability of these monies will depend on the individual bank’s rules.

Each Fund will normally redeem shares for cash; however, each Fund reserves the right to pay the redemption price wholly or partly in kind, if Natixis determines it to be advisable and in the interest of the remaining shareholders of a Fund. The redemptions in kind will be selected by the Adviser in light of the Fund’s objective and will not generally represent a pro rata distribution of each security held in the Fund’s portfolio. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities. However, the Funds have elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which each Fund is obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total NAV of each Fund at the beginning of such period.

The Funds do not currently impose any redemption charge other than the CDSC imposed by the Funds’ distributor, as described in the Prospectuses. The Board of Trustees reserves the right to impose additional charges at any time. A redemption constitutes a sale of shares for U.S. federal income tax purposes on which the investor may realize a long- or short-term capital gain or loss. See also the section “Taxes.”

The Funds reserve the right to suspend account services or refuse transaction requests if a Fund receives notice of a dispute between registered owners or of the death of a registered owner or a Fund suspects a fraudulent act. If a Fund refuses a transaction request because it receives notice of a dispute, the transaction will be processed at the NAV next determined after a Fund receives notice that the dispute has been settled or a court order has been entered adjudicating the dispute. If a Fund determines that its suspicion of fraud or belief that a dispute existed was mistaken, the transaction will be processed as of the NAV next determined after the transaction request was first received in good order.

Reinstatement Privilege (Class A Shares Only)

The Prospectuses describe redeeming shareholders’ reinstatement privileges for Class A shares. In order to exercise the reinstatement privilege, you must provide a new investment check made payable to Natixis Funds and written notice to Natixis Funds (directly or through your financial representative) within 120 days of your redemption. The reinstatement or exchange will be made at NAV next determined after receipt of the notice and the new investment check and will be limited to the amount of the redemption proceeds.

Even though an account is reinstated, the redemption will constitute a sale for U.S. federal income tax purposes. Investors who reinstate their accounts by purchasing shares of the Funds should consult with their tax advisers with respect to the effect of the “wash sale” rule if a loss is realized at the time of the redemption.

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SHAREHOLDER SERVICES

Open Accounts

A shareholder’s investment is automatically credited to an open account maintained for the shareholder by Boston Financial. Following each additional investment or redemption from the account initiated by an investor (with the exception of systematic investment plans), a shareholder will receive a confirmation statement disclosing the current balance of shares owned and the details of recent transactions in the account. After the close of each calendar year, the Funds will send each shareholder a statement providing account information which may include federal tax information on dividends and distributions paid to the shareholder during the year. This statement should be retained as a permanent record.

The open account system provides for full and fractional shares expressed to three decimal places and, by making the issuance and delivery of stock certificates unnecessary, eliminates problems of handling and safekeeping, and the cost and inconvenience of replacing lost, stolen, mutilated or destroyed certificates. Certificates will not be issued for any class of shares.

The costs of maintaining the open account system are paid by the Funds and no direct charges are made to shareholders. Although the Funds have no present intention of making such direct charges to shareholders, they each reserve the right to do so. Shareholders will receive prior notice before any such charges are made.

Minimum Balance Policy

The Funds’ minimum balance policy is described in the Prospectuses. Although determination of whether to deduct the minimum balance fee or close an account is made at the discretion of the Fund, as described in the Prospectuses, the Fund will not deduct the minimum balance fee from an account and close that same account for falling below the minimum balance in the same year.

Automatic Investment Plans (Class A and C Shares)

Subject to each Fund’s investor eligibility requirements, investors may automatically invest in additional shares of a Fund on a monthly basis by authorizing the Distributor to draw checks on an investor’s bank account. The checks are drawn under the Investment Builder Program, a program designed to facilitate such periodic payments, and are forwarded to Boston Financial for investment in the Fund. A plan may be opened with an initial investment of $1,000 or more and thereafter regular monthly checks of $50 or more will be drawn on the investor’s account. (Shareholders with accounts participating in Natixis Funds Investment Builder Program prior to May 1, 2005 may continue to make subsequent purchases of $25 or more into those accounts). The reduced minimum initial investment pursuant to an automatic investment plan is referred to in the Prospectuses. A Service Options Form must be completed to open an automatic investment plan and may be obtained by calling the Funds at 800-225-5478 or your investment dealer or by visiting the Funds’ website at www.funds.natixis.com.

This program is voluntary and may be terminated at any time by Boston Financial upon notice to existing plan participants. The Investment Builder Program plan may be discontinued at any time by the investor by written notice to Boston Financial, which must be received at least five business days prior to any payment date. The plan may be discontinued by State Street Bank at any time without prior notice if any check is not paid upon presentation or by written notice to the shareholder at least thirty days prior to any payment date. The Funds are under no obligation to notify shareholders as to the nonpayment of any check.

Retirement Plans and Other Plans Offering Tax Benefits (Class A and C Shares)

The federal tax laws provide for a variety of retirement plans offering tax benefits. These plans may be funded with shares of the Funds or with certain other investments. The plans include H.R. 10 (Keogh) plans for self-employed individuals and partnerships, individual retirement accounts (IRAs), corporate pension trust and profit sharing plans, including 401(k) plans and retirement plans for public school systems and certain tax-exempt organizations.

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The minimum initial investment available to retirement plans and other plans offering tax benefits is referred to in the Prospectuses. For these plans, initial investments in a Fund must be at least $1,000 for IRAs and Keogh plans using the Natixis Funds prototype document and $500 for Coverdell Education Savings Accounts and at least $100 for any subsequent investments. There is no initial or subsequent investment minimum for SIMPLE IRAs using the Natixis Funds prototype documents. Income dividends and capital gain distributions must be reinvested (unless the investor is over age 59 1/2 or disabled). These types of accounts may be subject to fees. Plan documents and further information can be obtained from the Distributor.

Certain retirement plans may also be eligible to purchase Class Y shares. See the Prospectuses relating to Class Y shares.

Systematic Withdrawal Plans (All Classes)

An investor owning a Fund’s shares having a value of $10,000 or more at the current public offering price may establish a Systematic Withdrawal Plan (a “Plan”) providing for periodic payments of a fixed or variable amount. An investor may terminate the plan at any time. A form for use in establishing such a plan is available from Boston Financial or your investment dealer. Withdrawals may be paid to a person other than the shareholder if a Medallion signature guarantee is provided. Please consult your investment dealer or the Funds.

A shareholder under a Plan may elect to receive payments monthly, quarterly, semiannually or annually for a fixed amount of not less than $50 or a variable amount based on (1) the market value of a stated number of shares, (2) a specified percentage of the account’s market value or (3) for Natixis sponsored IRA accounts only, a specified number of years for liquidating the account (e.g., a 20-year program of 240 monthly payments would be liquidated at a monthly rate of  1/240,  1/239,  1/238, etc.). The initial payment under a variable payment option may be $50 or more.

In the case of shares subject to a CDSC, the amount or percentage you specify may not, on an annualized basis, exceed 10% of the value, as of the time you make the election, of your account with the Fund with respect to which you are electing the Plan. No CDSC applies to redemptions pursuant to the Plan.
All shares under the Plan must be held in an open (uncertificated) account. Income dividends and capital gain distributions will be reinvested (without a sales charge in the case of Class A shares) at NAV determined on the record date.

Since withdrawal payments represent proceeds from the liquidation of shares, withdrawals may reduce and possibly exhaust the value of the account, particularly in the event of a decline in NAV. Accordingly, a shareholder should consider whether a Plan and the specified amounts to be withdrawn are appropriate under the circumstances. The Funds and the Distributor make no recommendations or representations in this regard. It may be appropriate for a shareholder to consult a tax adviser before establishing such a plan. See the sections “Redemptions” and “Taxes” for certain information as to U.S. federal income taxes.

It may be disadvantageous for a shareholder to purchase on a regular basis additional Fund shares with a sales charge while redeeming shares under a Plan. Accordingly, the Funds and the Distributor do not recommend additional investments in Class A shares by a shareholder who has a withdrawal plan in effect and who would be subject to a sales load on such additional investments. Natixis Funds may modify or terminate this program at any time.

Because of statutory restrictions this Plan may not be available to pension or profit-sharing plans and IRA plans that have State Street Bank as trustee. Different documentation may be required.

Payroll Deduction Program

The Funds no longer offer the Payroll Deduction Plan to new shareholders. Shareholders enrolled in the Payroll Deduction Program prior to May 1, 2005 may continue to participate in the program for the accounts that were included in that enrollment but may not add the program to additional accounts. Employees of Natixis Global

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Associates may continue to participate in the program and may continue to add the program to additional accounts. In order to participate, employees must establish an account that meets a minimum initial investment amount of $1,000. Subsequent investments through the program must be for a minimum of $50 on a monthly basis and the Funds’ minimum balance policy will apply.

Dividend Diversification Program

You may also establish a Dividend Diversification Program, which allows you to have all dividends and any other distributions automatically invested in shares of the same class of another Natixis Fund, subject to the investor eligibility requirements of that other Fund and to state securities law requirements. Shares will be purchased at the selected Fund’s NAV (without a sales charge or CDSC) on the dividend payable date. A dividend diversification account must be registered to the same shareholder as the distributing Fund account and, if a new account in the purchased Fund is being established, the purchased Fund’s minimum investment requirements must be met. Before establishing a Dividend Diversification Program into any other Natixis Fund, you must obtain and carefully read a copy of that Fund’s Prospectus.

Exchange Privilege

A shareholder may exchange Class A and C shares of the Funds for shares of the same class of a Natixis Fund, Natixis Cash Management Trust – Money Market Series (the “Money Market Fund”) or series of Loomis Sayles Funds I or Loomis Sayles Funds II that offers that class (subject to the investor eligibility requirements, if any, of the fund into which the exchange is being made and any other limits on the sales of or exchanges into that fund) on the basis of relative NAVs at the time of the exchange without any sales charge. An exchange of shares in one fund for shares of another fund is a taxable event on which gain or loss may be recognized. When an exchange is made from the Class A or Class C shares of the Funds to the same class of shares of another fund, the shares received by the shareholder in the exchange will have the same age characteristics as the shares exchanged. The age of the shares determines the expiration of the CDSC. As stated above, if you own Class A or Class C shares, you may also elect to exchange your shares of the Funds for shares of the same class of the Money Market Fund. On all exchanges of Class C shares subject to a CDSC into the Money Market Fund, the exchange stops the aging period relating to the CDSC. The aging period resumes only when an exchange is made back into Class C shares of a fund. An exchange of Class A shares of the Funds subject to a CDSC for Class A shares of the Money Market Fund will not stop the aging period relating to the CDSC. Shareholders may also exchange their shares in the Money Market Fund for shares of the same class of any other Natixis fund listed below, subject to those funds’ eligibility requirements and sales charges and certain limitations set forth in the Prospectus for the Money Market Fund. If you own Class Y shares, you may exchange those shares for Class Y shares of other funds, for Institutional Class shares of any series of Loomis Sayles Funds I or Loomis Sayles Funds II that offers Institutional Class shares or for Class A shares of the Money Market Fund. Shareholders who were shareholders of the Predecessor Fund as of the date of the Reorganization and (1) whose account value is $100,000 or more or (2) whose account otherwise meets the eligibility requirements for Class Y, may exchange their Class A shares for Class Y shares of the Gateway Fund. Shareholders who hold their shares through certain financial intermediaries may not be eligible to convert their Class A shares to Class Y Shares. These options are summarized in the Funds’ Prospectuses. An exchange may be effected, provided that neither the registered name nor address of the accounts is different and provided that a certificate representing the shares being exchanged has not been issued to the shareholder, by (1) a telephone request to the Funds at 800-225-5478, (2) a written exchange request to the Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579 or (3) visiting our website at www.funds.natixis.com (except for Class Y shares). You must acknowledge receipt of a current Prospectus for the Funds before an exchange for the Funds can be effected. The minimum amount for an exchange is the minimum amount to open an account or the total NAV of your account, whichever is less.

Accounts participating in wrap fee programs or held through a registered investment adviser may exchange Class A shares of a fund for Class Y shares of the same fund without paying a CDSC. In order to exchange shares, a representative of the wrap fee program or registered investment adviser must follow the procedures set forth by the Distributor. An exchange of shares for shares of a different class in the same fund generally should not be a taxable event for the exchanging shareholder.

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All exchanges are subject to the eligibility requirements of the Fund into which you are exchanging and any other limits on sales of or exchanges into that Fund. The exchange privilege may be exercised only in those states where shares of such Funds may be legally sold. Each Fund reserves the right to suspend or change the terms of exchanging shares. Each Fund and the Distributor reserve the right to refuse or limit any exchange order for any reason, including if the transaction is deemed not to be in the best interests of the Fund’s other shareholders or possibly disruptive to the management of the Fund.

Agents, general agents, directors and senior officers of New England Financial and its insurance company subsidiaries may, at the discretion of New England Financial, elect to exchange Class A shares of any series of the Trusts acquired in connection with deferred compensation plans offered by New England Financial for Class Y shares of any series of the Trusts which offers Class Y shares. To obtain a Prospectus and more information about Class Y shares, please call the Distributor toll-free at 800-225-5478.

Before requesting an exchange into any other Natixis Fund, Money Market Fund, or series of Loomis Sayles Funds I or Loomis Sayles Funds II, please read its prospectus carefully. Subject to the applicable rules of the SEC, the Boards of Trustees reserve the right to modify the exchange privilege at any time. Except as otherwise permitted by SEC rule, shareholders will receive at least 60 days’ advance notice of any material change to the exchange privilege.

As indicated in the Prospectuses, certain Funds are subject to a redemption fee on exchanges.

Automatic Exchange Plan (Class A and C Shares)

As described in the Prospectuses, a shareholder may establish an Automatic Exchange Plan under which shares of a Fund are automatically exchanged each month for shares of the same class of one or more of the other Funds. Registration on all accounts must be identical. The Fund minimum of the new fund must be met in connection with each investment. The two dates each month on which exchanges may be made are the 15th and 28th (or the first business day thereafter if either the 15th or the 28th is not a business day) until the account is exhausted or until Boston Financial is notified in writing to terminate the plan. Exchanges may be made in amounts of $100 or more. The Service Options Form may be used to establish an Automatic Exchange Plan and is available from Boston Financial or your financial representative.

Restrictions on Buying, Selling and Exchanging Shares

As stated in each Fund’s Prospectuses, each Fund and the Distributor reserve the right to reject any purchase or exchange order for any reason. When a purchase or exchange order is rejected, the Fund or the Distributor will send notice to the prospective investor or the investor’s financial intermediary promptly after receipt of the rejected order.

Broker Trading Privileges

The Distributor may, from time to time, enter into agreements with one or more brokers or other intermediaries to accept purchase and redemption orders for Fund shares until the close of regular trading on the NYSE (normally, 4:00 p.m., Eastern time on each day that the NYSE is open for trading); such purchase and redemption orders will be deemed to have been received by a Fund when the authorized broker or intermediary accepts such orders; and such orders will be priced using that Fund’s NAV next computed after the orders are placed with and accepted by such brokers or intermediaries. Any purchase and redemption orders received by a broker or intermediary under these agreements will be transmitted daily to the Fund no later than the time specified in such agreement; but, in any event, no later than market open, Eastern time, following the day that such purchase or redemption orders are received by the broker or intermediary.

Transcript Requests

Transcripts of account transactions will be provided, free of charge, at the shareholder’s request.

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Self-Servicing Your Account with Natixis Funds Personal Access Line® and Website

Natixis Funds shareholders may access account information, including share balances and recent account activity online, by visiting our website at www.funds.natixis.com. Transactions may also be processed online for certain accounts (restrictions may apply). Such transactions include purchases, redemptions and exchanges, and shareholders are automatically eligible for these features. Natixis Funds has taken measures to ensure the security of shareholder accounts, including the encryption of data and the use of personal identification (PIN) numbers. In addition, you may restrict these privileges from your account by calling Natixis Funds at 800-225-5478, or writing to us at P.O. Box 219579, Kansas City, MO 64121-9579. More information regarding these features may be found on our website at www.funds.natixis.com.

Investor activities through these mediums are subject to the terms and conditions outlined in the following Natixis Funds Online and Telephonic Customer Agreement. This agreement is also posted on our website. The initiation of any activity through the Natixis Funds Personal Access Line(R) or website at www.funds.natixis.com by an investor shall indicate agreement with the following terms and conditions:

Natixis Funds Online and Telephonic Customer Agreement

NOTE: ACCESSING OR REQUESTING ACCOUNT INFORMATION OR TRANSACTIONS THROUGH THIS SITE CONSTITUTES AND SHALL BE DEEMED TO BE AN ACCEPTANCE OF THE FOLLOWING TERMS AND CONDITIONS.

The accuracy, completeness and timeliness of all mutual fund information provided is the sole responsibility of the mutual fund company that provides the information. No party that provides a connection between this website and a mutual fund or its transfer agency system can verify or ensure the receipt of any information transmitted to or from a mutual fund or its transfer agent, or the acceptance by, or completion of any transaction with, a mutual fund.

The online acknowledgments or other messages that appear on your screen for transactions entered do not mean that the transactions have been received, accepted or rejected by the mutual fund. These acknowledgments are only an indication that the transactional information entered by you has either been transmitted to the mutual fund, or that it cannot be transmitted. It is the responsibility of the mutual fund to confirm to you that it has received the information and accepted or rejected a transaction. It is the responsibility of the mutual fund to deliver to you a current prospectus, confirmation statement and any other documents or information required by applicable law.

NO TRANSACTION SHALL BE DEEMED ACCEPTED UNTIL YOU RECEIVE A WRITTEN CONFIRMATION FROM THE NATIXIS FUNDS.

You are responsible for reviewing all mutual fund account statements received by you in the mail in order to verify the accuracy of all mutual fund account information provided in the statement and transactions entered through this site. You are also responsible for promptly notifying the mutual fund of any errors or inaccuracies relating to information contained in, or omitted from, your mutual fund account statements, including errors or inaccuracies arising from the transactions conducted through this site.

TRANSACTIONS ARE SUBJECT TO ALL REQUIREMENTS, RESTRICTIONS AND FEES AS SET FORTH IN THE PROSPECTUS OF THE SELECTED FUND.

THE CONDITIONS SET FORTH IN THIS AGREEMENT EXTEND NOT ONLY TO TRANSACTIONS TRANSMITTED VIA THE INTERNET BUT TO TELEPHONIC TRANSACTIONS INITIATED THROUGH THE NATIXIS FUNDS PERSONAL ACCESS LINE(R).

You are responsible for the confidentiality and use of your personal identification numbers, account numbers, social security numbers and any other personal information required to access the site or transmit telephonically. Any individual that possesses the information required to pass through all security measures will be presumed to be you. All transactions submitted by an individual presumed to be you will be solely your responsibility.

You agree that Natixis Funds does not have the responsibility to inquire as to the legitimacy or propriety of any instructions received from you or any person believed to be you, and is not responsible or liable for any losses that may occur from acting on such instructions.

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Natixis Funds is not responsible for incorrect data received via the Internet or telephonically from you or any person believed to be you. Transactions submitted over the Internet and telephonically are solely your responsibility and Natixis Funds makes no warranty as to the correctness, completeness or accuracy of any transmission. Similarly Natixis Funds bears no responsibility for the performance of any computer hardware, software or the performance of any ancillary equipment and services such as telephone lines, modems or Internet service providers.

The processing of transactions over this site or telephonically will involve the transmission of personal data including social security numbers, account numbers and personal identification numbers. While Natixis Funds has taken reasonable security precautions including data encryption designed to protect the integrity of data transmitted to and from the areas of our website that relate to the processing of transactions, we disclaim any liability for the interception of such data.

You agree to immediately notify Natixis Funds if any of the following occurs:

1.	You do not receive confirmation of a transaction submitted via the Internet or telephonically within five (5) business days.

2.	You receive confirmation of a transaction of which you have no knowledge and was not initiated or authorized by you.

3.	You transmit a transaction for which you do not receive a confirmation number.

4.	You have reason to believe that others may have gained access to your personal identification number (PIN) or other personal data.

5.	You notice an unexplained discrepancy in account balances or other changes to your account, including address changes, and banking instructions on any confirmations or statements.

Any costs incurred in connection with the use of the Natixis Funds Personal Access Line(R) or the Natixis Funds Internet site including telephone line costs and Internet service provider costs are solely your responsibility. Similarly Natixis Funds makes no warranties concerning the availability of Internet services or network availability.

Natixis Funds reserves the right to suspend, terminate or modify the Internet capabilities offered to shareholders without notice.

YOU HAVE THE ABILITY TO RESTRICT INTERNET AND TELEPHONIC ACCESS TO YOUR ACCOUNTS BY NOTIFYING NATIXIS FUNDS OF YOUR DESIRE TO DO SO.

Written notifications to Natixis Funds should be sent to:

All account types excluding SIMPLE IRAs:

Natixis Funds

P. O. Box 219579

Kansas City, MO 64121-9579

Notification may also be made by calling 800-225-5478 during normal business hours.

Simple IRA shareholders please use:

Natixis Funds

P. O. Box 8705

Boston, MA 02266-8705

Notification may also be made by calling 800-813-4127 during normal business hours.

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NET ASSET VALUE

The method for determining the public offering price and NAV per share is summarized in the Prospectuses.

The total NAV of each class of shares of a Fund (the excess of the assets of such Fund attributable to such class over the liabilities attributable to such class) is determined at the close of regular trading (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading. Each Fund will not price its shares on the following holidays: New Year’s Day, Martin Luther King Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the applicable Adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to each Fund by a pricing service recommended by the applicable Adviser and approved by each Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by each Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Domestic exchange-traded single equity option contracts (including options on exchange-traded funds) are valued at the mean of the National Best Bid and Offer quotations. Exchange-traded index options and foreign exchange-traded single equity options are valued at the average of the closing bid and asked quotation. Futures are valued at the most recent settlement price. Credit default swaps are valued based on prices supplied by a pricing service, if available, or quotations obtained from broker-dealers. Forward foreign currency contracts are valued at interpolated prices determined from information provided by an independent pricing service. Investments in other open-end investment companies are valued at their reported NAV each day. Securities for which current market quotations are not readily available and all other assets are valued at fair value as determined in good faith by the Adviser or Subadviser using consistently applied procedures under the general supervision of the Boards of Trustees.

Generally, trading in foreign government securities and other fixed-income securities, as well as trading in equity securities in markets outside the United States, is substantially completed each day at various times prior to the close of the NYSE. Securities traded on a foreign exchange will be valued at their market price on the non-U.S. exchange except for securities traded on the London Stock Exchange (“British Equities”). British Equities will be valued at the official close of the London Stock Exchange. The value of other securities principally traded outside the United States will be computed as of the completion of substantial trading for the day on the markets on which such securities principally trade. Securities principally traded outside the United States will generally be valued several hours before the close of regular trading on the NYSE, generally 4:00 p.m., Eastern Time, when each Fund computes the NAV of its shares. Occasionally, events affecting the value of securities principally traded outside the United States may occur between the completion of substantial trading of such securities for the day and the close of the NYSE, which events will not be reflected in the computation of a Fund’s NAV. If it is determined pursuant to procedures adopted by the Board of Trustees that events materially affecting the value of a Fund’s securities have occurred during such period, then these securities may be fair valued at the time a Fund determines its NAV by or pursuant to procedures adopted by the Board of Trustees. When fair valuing its securities, each Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the local market and before the time a Fund’s NAV is calculated.

Because of fair value pricing, securities may not be priced on the basis of quotations from the primary market in which they are traded but rather may be priced by another method that the Board of Trustees believes is more likely to result in a price that reflects fair value. Each Fund may also value securities at fair value or estimate its value pursuant to procedures adopted by the Board of Trustees in other circumstances such as when extraordinary events occur after the close of the relevant market but prior to the close of the NYSE. This may include situations relating

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to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets).

Trading in some of the portfolio securities of some of the Funds takes place in various markets outside the United States on days and at times other than when the NYSE is open for trading. Therefore, the calculation of these Funds’ NAV does not take place at the same time as the prices of many of its portfolio securities are determined, and the value of these Funds’ portfolios may change on days when these Funds are not open for business and their shares may not be purchased or redeemed.

The per share NAV of a class of each Fund’s shares is computed by dividing the number of shares outstanding into the total NAV attributable to such class. The public offering price of a Class A share of a Fund is the NAV per share plus a sales charge as set forth in each Fund’s Prospectus.

REDUCED SALES CHARGES

The following special purchase plans are summarized in the Prospectuses and are described in greater detail below. Investors should note that in many cases, the broker, and not the Funds, is responsible for ensuring that the investor receives current discounts.

If you invest in Class A shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure you obtain the proper “breakpoint” discount. In order to reduce your sales charge, it will be necessary at the time of purchase to inform the Distributor and your financial intermediary, in writing, of the existence of other accounts in which there are holdings eligible to be aggregated to meet sales load breakpoints. If the Distributor is not notified that you are eligible for a reduced sales charge, the Distributor will be unable to ensure that the reduction is applied to the investor’s account. You may be required to provide certain records and information, such as account statements, with respect to all of your accounts which hold Fund shares, including accounts with other financial intermediaries, and your family members’ and other related parties’ accounts, in order to verify your eligibility for the reduced sales charge.

Cumulative Purchase Discount

A Fund shareholder may make an initial or an additional purchase of Class A shares and be entitled to a discount on the sales charge payable on that purchase. This discount will be available if the shareholder’s “total investment” in the Fund reaches the breakpoint for a reduced sales charge in the table in the section “How Sales Charges Are Calculated – Class A shares” in the Class A and C Prospectuses. The total investment is determined by adding the amount of the additional purchase, including sales charges, to the current public offering price of all series and classes of shares of the Natixis Funds held by the shareholder in one or more accounts. If the total investment exceeds the breakpoint, the lower sales charge applies to the entire additional investment even though some portion of that additional investment is below the breakpoint to which a reduced sales charge applies. For example, if a shareholder who already owns shares of one or more Funds or another Natixis Fund with a value at the current public offering price of $30,000 makes an additional purchase of $20,000 of Class A shares of another Fund or Natixis Fund, the reduced sales charge of 4.5% of the public offering price will apply to the entire amount of the additional investment.

Letter of Intent

A Letter of Intent (a “Letter”), which can be effected at any time, is a privilege available to investors that reduces the sales charge on investments in Class A shares. Ordinarily, reduced sales charges are available for single purchases of Class A shares only when they reach certain breakpoints (e.g., $25,000, $100,000, etc.). By signing a Letter, a shareholder indicates an intention to invest enough money in Class A shares within 13 months to reach a breakpoint. If the shareholder’s intended aggregate purchases of all series and classes of the Trusts and other Natixis Funds over a defined 13-month period will be large enough to qualify for a reduced sales charge, the shareholder may invest the smaller individual amounts at the public offering price calculated using the sales load applicable to the 13-month aggregate investment.

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A Letter is a non-binding commitment, the amount of which may be increased, decreased or canceled at any time. The effective date of a Letter is the date it is received in good order by the Funds’ transfer agency.

A reduced sales charge is available for aggregate purchases of all series and classes of shares of the Trusts pursuant to a written Letter effected within 90 days after any purchase. In the event the account was established prior to 90 days before the effective date of the Letter, the account will be credited with the Rights of Accumulation (“ROA”) towards the breakpoint level that will be reached upon the completion of the 13 months’ purchases. The ROA credit is the value of all shares held as of the effective dates of the Letter based on the “public offering price computed on such date.”

The cumulative purchase discount, described above, permits the aggregate value at the current public offering price of Class A shares of any accounts with the Trusts held by a shareholder to be added to the dollar amount of the intended investment under a Letter, provided the shareholder lists them on the account application.

The Funds’ transfer agent will hold in escrow shares with a value at the current public offering price of 5% of the aggregate amount of the intended investment. The amount in escrow will be released when the commitment stated in the Letter is completed. If the shareholder does not purchase shares in the amount indicated in the Letter, the shareholder agrees to remit to the Funds’ transfer agent the difference between the sales charge actually paid and that which would have been paid had the Letter not been in effect, and authorizes the Funds’ transfer agent to redeem escrowed shares in the amount necessary to make up the difference in sales charges. Reinvested dividends and distributions are not included in determining whether the Letter has been completed.

Combining Accounts

For purposes of determining the sales charge applicable to a given purchase, a shareholder may elect to combine the purchase and the shareholder’s total investment (calculated at the current public offering price) in all series and classes of the Natixis Funds (excluding the Money Market Fund, unless the shares were purchased through an exchange with another Natixis Fund) with the purchases and total investment of the shareholder’s spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those previously mentioned, single trust estates, individual fiduciary accounts and sole proprietorships or any other group of individuals acceptable to the Distributor. If the combined value of the purchases and total investments exceeds a sales charge breakpoint as disclosed in the Prospectuses, the lower sales charge applies to the entire amount of the purchase, even though some portion of that investment is below the breakpoint to which a reduced sales charge applies.

For certain retirement plans, the Distributor may, in its discretion, combine the purchases and total investment of all qualified participants in the same retirement plan for purposes of determining the availability of a reduced sales charge.

Purchases and total investments of individuals may not be combined with purchases and total investments of the retirement plan accounts described in the preceding paragraph for the purpose of determining the availability of a reduced sales charge. Only the purchases and total investments in tax-qualified retirement plans or other employee benefit plans in which the shareholder is the sole participant may be combined with individual accounts for purposes of determining the availability of a reduced sales charge.

Clients of the Adviser

Investment advisory clients of Loomis Sayles may invest in Class Y shares of the Funds below the minimums stated in the Class Y Prospectus. No front-end sales charge or CDSC applies to investments of $25,000 or more in Class A shares of the Fund by (1) clients of an adviser to any series of the Trusts or another Natixis Fund; any director, officer or partner of a client of an adviser to any series of the Trusts or another Natixis Fund; or the spouse, parents, children, siblings, in-laws, grandparents or grandchildren of the foregoing; (2) any individual who is a participant in a Keogh or IRA Plan under a prototype of an adviser to any series of the Trusts or another Natixis Fund if at least one participant in the plan qualifies under category (1) above; and (3) an individual who invests through an IRA and is a participant in an employee benefit plan that is a client of an adviser to any series of the Trusts or another Natixis Fund. Any investor eligible for this arrangement should so indicate in writing at the time of the purchase. In addition, the front-end sales charge or CDSC may be waived for investments in Class A shares, for Funds that do not offer Class Y shares, by clients of an adviser to any series of the Trusts or another Natixis Fund.

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Eligible Governmental Authorities

There is no sales charge or CDSC related to investments in Class A shares by any state, county or city or any instrumentality, department, authority or agency thereof that has determined that a Fund is a legally permissible investment and that is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of any RIC.

Investment Advisory Accounts

Class A shares of any Fund may be purchased at NAV by investment advisers, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisers, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment adviser, financial planner or other intermediary on the books and records of the broker or agent; and retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Sections 401(a), 403(b), 401(k) and 457 of the Code and “rabbi trusts.” Investors may be charged a fee if they effect transactions through a broker or agent.

Certain Broker-Dealers and Financial Services Organizations

Class A shares of any Fund also may be purchased at NAV through certain broker-dealers or financial services organizations without any transaction fee. Such organizations may also receive compensation paid by Natixis Advisors, or its affiliates out of their own assets (as described in the section “Distribution Agreements and Rule 12b-1 Plans”), or be paid indirectly by the Fund in the form of servicing, distribution or transfer agent fees.

Certain Retirement Plans

Class A shares of the Funds are available at NAV for investments by participant-directed 401(a) and 401(k) plans that have $1 million or more in total plan assets or 100 or more eligible employees or by retirement plans whose third-party administrator or dealer has entered into a service agreement with the Distributor and which may be subject to certain operational and minimum size requirements specified from time to time by the Distributor. The Distributor may pay compensation to such third-party administrators or dealers. This compensation may be paid indirectly by the Funds in the form of service or distribution fees.

Bank Trust Departments or Trust Companies

Class A shares of the Funds are available at NAV for investments by non-discretionary and non-retirement accounts of bank trust departments or trust companies, but are unavailable if the trust department or institution is part of an organization not principally engaged in banking or trust activities.

The reduction or elimination of the sales charges in connection with special purchase plans described above reflects the absence or reduction of expenses associated with such sales.

DISTRIBUTIONS

As described in the Prospectuses, it is the policy of the Funds to pay its shareholders annually according to the schedule specified in the Prospectuses, as dividends, all or substantially all of its net investment income and to distribute annually all of its net realized long-term and short-term capital gains, if any, after offsetting any capital loss carryovers.

Ordinary income dividends and capital gain distributions are payable on the ex-dividend date in full and fractional shares of the relevant class of the Funds based upon the NAV determined as of the close of the NYSE on the record date for each dividend or distribution. Shareholders, however, may elect to receive their ordinary income dividends or capital gain distributions, or both, in cash. The election may be made at any time by submitting a written request

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directly to the Natixis Funds, contacting Natixis Funds at 1-800-225-5478 or visiting www.funds.natixis.com to change your distribution option. In order for a change to be in effect for any dividend or distribution, it must be received by the Funds on or before the record date for such dividend or distribution.

If you elect to receive your dividends in cash and the dividend checks sent to you are returned as “undeliverable” to the Funds, your cash election will automatically be changed and your future dividends will be reinvested. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

As required by federal law, federal tax information regarding Fund distributions will be furnished to each shareholder for each calendar year generally on or before January 31st of the succeeding year.

TAXES

The following discussion of U.S. federal income tax consequences of investment in the Funds is based on the Code, U.S. Treasury regulations, and other applicable authorities, all as of the date of this Statement. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal tax considerations generally applicable to investments in the Funds. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisers regarding their particular situations and the possible application of foreign, state and local tax laws.

Taxation of the Funds

Each Fund has elected and intends to qualify each year for the special tax treatment accorded to RICs under Subchapter M of the Code. In order to so qualify, a Fund must, among other things: (i) derive at least 90% of its gross income in each taxable year from (a) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (b) net income derived from interests in “qualified publicly traded partnerships” (“QPTPs”); (ii) diversify its holdings so that at the end of each quarter of the Fund’s taxable year (a) at least 50% of the market value of each Fund’s total assets consists of cash and cash items, U.S. government securities, securities of other RICs, and other securities limited generally, with respect to any one issuer, to no more than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund’s total assets is invested (1) in the securities (other than those of the U.S. government or other RICs) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar or related trades or businesses, or (2) in the securities of one or more QPTPs; and (iii) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid — generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, if any, for such year.

In general, for purposes of the 90% of gross income requirement described in (i) above, income derived by the Funds from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized by the Funds. However, 100% of the net income derived from an interest in a QPTP (generally, a partnership (a) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, (b) that is treated as a partnership for federal income tax purposes, and (c) that derives less than 90% of its income from the qualifying income described in (i)(a) above) will be treated as qualifying income.

The 90% of gross income requirement described in (i) above will significantly limit the ability of the Funds to invest directly in commodities and certain commodity-related instruments. The ASG Funds intend to invest in a wholly-owned non-U.S. subsidiary that would in turn make commodity and commodity-related investments. The ASG Funds have each obtained a private letter ruling from the Internal Revenue Service (the “IRS”) to the effect that income of the subsidiary that is attributed to the Fund will be qualifying income for purposes of the gross income requirement.

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For purposes of the diversification requirements set forth in (ii) above, outstanding voting securities of an issuer includes the equity securities of a QPTP. Also for purposes of the diversification requirements in (ii) above, identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the IRS with respect to identification of the issuer for a particular type of investment may adversely affect the Fund’s ability to satisfy the diversification requirements.

Assuming that it qualifies for treatment as a RIC, each Fund will not be subject to federal income tax on income that is distributed to its shareholders in a timely manner in the form of dividends (including Capital Gain Dividends, defined below). If a Fund were to fail to qualify as a RIC in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends-received deduction in the case of corporate shareholders and may be eligible to be treated as qualified dividend income in the case of shareholders taxed as individuals, provided in both cases that the shareholder meets certain holding period and other requirements in respect of the Funds’ shares (as described below). In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for the special tax treatment accorded to RICs under the Code.

Each Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction). If a Fund retains any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained. Each Fund also intends to distribute annually all or substantially all of its net capital gain and to make appropriate Capital Gain Dividend (as defined below) designations. If a Fund retains any net capital gain, it will be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a timely notice to its shareholders who then in turn (i) will be required to include in income for federal income tax purposes, as long-term capital gains, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds on properly-filed U.S. federal income tax returns to the extent the credit exceeds such liabilities. In this event, for federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. The Funds are not required to, and there can be no assurance that any Fund will, make this designation if it retains all or a portion of its net capital gain in a taxable year.

In determining its net capital gain for Capital Gain Dividend purposes (see below for a discussion of Capital Gain Dividends), a RIC generally must treat any net capital loss or any net long-term capital loss incurred after October 31 as if it had been incurred in the succeeding year. In addition, in determining its taxable income, a RIC may elect to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

If a Fund fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such year and 98% of its capital gain net income for the one-year period ending October 31 of such year (or December 31 of that year if the Fund so elects) plus any retained amount from the prior year, a Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. For these purposes, a Fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. Each Fund generally intends to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that it will be able to do so.

Taxation of Fund Distributions

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income to the extent of a Fund’s earnings and profits. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. In general, the Fund will recognize long-term capital gain or loss on assets it has owned (or is deemed to have owned)

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for more than one year, and short-term capital gain or loss on investments it has owned (or is deemed to have owned) for one year or less. Distributions of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss) that are properly designated by a Fund as capital gain dividends (“Capital Gain Dividends”) will generally be taxable to a shareholder receiving such distributions as long-term capital gain. Long-term capital gain rates applicable to individuals have been temporarily reduced — in general to 15%, with a 0% rate applying to taxpayers in the 10% and 15% rate brackets — for taxable years beginning before January 1, 2011. It is currently unclear whether Congress will extend the long-term capital gain rate reduction for taxable years beginning on or after January 1, 2011. Distributions of the excess of net short-term capital gain over net long-term capital loss will generally be taxable to a shareholder receiving such distributions as ordinary income. Distributions from capital gains are generally made after applying any available capital loss carryovers.

Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder’s investment (and thus were included in the price the shareholder paid for his or her shares). Distributions are taxable whether shareholders receive them in cash or in additional shares.

Distributions declared and payable by a Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January generally will be treated for federal income tax purposes as paid by a Fund and received by shareholders on December 31 of the year in which distributions are declared rather than the calendar year in which they are received.

For taxable years beginning before January 1, 2011, “qualified dividend income” received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to that Fund’s shares. A dividend will not be treated as qualified dividend income (at either a Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the U.S. (with the exception of dividends paid on stock of such a foreign corporation that is readily tradable on an established securities market in the U.S.) or (b) treated as a PFIC (as defined below). Income derived from investments in derivatives, fixed-income securities and REITs generally is not eligible for treatment as qualified dividend income.

In general, distributions of investment income properly designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income in the hands of a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to a Fund’s shares. If the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the Fund’s dividends (other than properly designated as Capital Gain Dividends) will be eligible to be treated as qualified dividend income. It is currently unclear whether Congress will extend the special tax treatment of qualified dividend income for taxable years beginning on or after January 1, 2011.

Dividends of net investment income received by corporate shareholders of a Fund will generally qualify for the 70% dividends-received deduction available to corporations to the extent of the amount of eligible dividends received by a Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as an eligible dividend (1) if it has been received with respect to any share of stock that a Fund has held for less than 46 days during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (less than 91 days during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (2) to the extent that a Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may otherwise be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of a Fund or (2) by application of the Code (for example, the dividends-received deduction is reduced in the case of a dividend received on debt-financed portfolio stock – generally stock acquired with borrowed funds).

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Any distribution of income that is attributable to (i) income received by a Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction or (ii) dividend income received by a Fund on securities it temporarily purchased from a counterparty pursuant to a repurchase agreement that, for federal tax purposes, is treated as a loan by the Fund, may not constitute qualified dividend income to individual shareholders and may not be eligible for the dividends-received deduction for corporate shareholders.

If a Fund makes a distribution in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of a shareholder’s tax basis in his or her shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder’s basis in his or her shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of such shares.

Sale, Exchange or Redemption of Shares

A sale, exchange or redemption of Fund shares will generally give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Fund shares will generally be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any Capital Gain Dividends received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed under the Code’s “wash sale” rules if other substantially identical shares of a Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Foreign Taxation

Income received by a Fund from investments in securities of foreign issuers may be subject to foreign withholding and other taxes. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. The Funds generally do not expect that shareholders will be entitled to claim a credit or deduction with respect to such foreign taxes incurred by the Funds.

Tax Implications of Certain Fund Investments

Options, Futures, Forward Contracts, Swap Agreements and Hedging Transactions. The tax treatment of certain futures contracts that may be entered into by a Fund as well as listed non-equity options that may be written or purchased by a Fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) will be governed by Section 1256 of the Code (“Section 1256 Contracts”). Gains or losses on Section 1256 Contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40” gains or losses) although certain foreign currency gains and losses from such contracts may be treated as ordinary in character, as described below. Also, any Section 1256 Contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as 60/40 or ordinary gain or loss, as applicable.

A Fund’s investments in futures contracts, forward contracts, options, straddles, swap agreements, and options on swaps and foreign currencies, derivatives, as well as any of its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the mark-to-market, constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by the Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income to a Fund, defer losses to a Fund, or cause adjustments in the holding periods of a Fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a RIC and avoid a Fund-level tax.

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In general, option premiums received by a Fund are not immediately included in the income of that Fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a Fund is exercised and that Fund sells or delivers the underlying stock, the Fund generally will recognize capital gain or loss equal to (a) sum of the strike price and the option premium received by the Fund minus (b) the Fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, that Fund generally will subtract the premium received for purposes of computing its cost basis in the securities purchased. Gain or loss arising in respect of a termination of a Fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock will be short-term gain or loss depending on whether the premium income received by that Fund is greater or less than the amount paid by the Fund (if any) in terminating the transaction. Thus, for example, if an option written by a Fund expires unexercised, that Fund generally will recognize short-term gain equal to the premium received.

Certain covered call writing activities of a Fund may trigger the U.S. federal income tax straddle rules of Section 1092 of the Code, requiring that losses be deferred and holding periods be tolled on offsetting positions in options and stocks deemed to constitute substantially similar or related property. Options on single stocks that are not “deep in the money” may give rise to qualified covered calls, which generally are not subject to the straddle rules; the holding period on stock underlying qualified covered calls that are “in the money” although not “deep in the money” will be suspended during the period that such calls are outstanding. Thus, the straddle rules and the rules governing qualified covered calls could cause gains that would otherwise constitute long-term capital gains to be treated as short-term capital gains, and distributions that would otherwise constitute “qualified dividend income” or qualify for the dividends-received deduction to fail to satisfy the holding period requirements and therefore to be taxed as ordinary income or to fail to qualify for the 70% dividends-received deduction, as the case may be.

A Fund’s investments in certain derivatives and foreign currency-denominated instruments and a Fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), a Fund could be required to make distributions exceeding book income to qualify as a RIC that is accorded special tax treatment and avoid a Fund-level tax. If a Fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution (if any) of such excess will be treated as (i) a dividend to the extent of a Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Certain Foreign Currency Tax Issues. Gain or loss of foreign currency denominated debt securities and on certain other financial instruments, such as forward currency contracts and currency swaps, that is attributable to fluctuations in exchange rates occurring between the date of acquisition and the date of settlement or disposition of such securities or instruments may be treated under Section 988 of the Code as ordinary income or loss. A Fund may elect out of the application of Section 988 of the Code with respect to the tax treatment of each of its foreign currency forward contracts to the extent that (i) such contract is a capital asset in the hands of that Fund and is not part of a straddle transaction and (ii) the Fund makes an election by the close of the day the contract is entered into to treat the gain or loss attributable to such contract as capital gain or loss.

A Fund’s forward contracts may qualify as Section 1256 contracts under the Code if the underlying currencies are currencies for which there are futures contracts that are traded on and subject to the rules of a qualified board or exchange. However, a forward currency contract that is a Section 1256 contract would, absent an election out of Section 988 of the Code as described in the preceding paragraph, be subject to Section 988. Accordingly, although such a forward currency contract would be marked-to-market annually like other Section 1256 contracts, the resulting gain or loss would be ordinary. If a Fund were to elect out of Section 988 with respect to forward currency contracts that qualify as Section 1256 contracts, the tax treatment generally applicable to Section 1256 contracts, as described above, would apply to those forward currency contracts: that is, the contracts would be marked-to-market annually and gains and losses with respect to the contracts would be treated as 60/40 gain or loss. If a Fund were to

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elect out of Section 988 with respect to any of its forward currency contracts that do not qualify as Section 1256 contracts, such contracts will not be marked to market annually and the Fund will recognize short-term or long-term capital gain or loss depending on the Fund’s holding period therein. A Fund may elect out of Section 988 with respect to all, some or none of its forward currency contracts.

Certain Investments in REITs, REMICs and TMPs. A Fund may invest in REITs. An investment by a Fund in REIT equity securities may result in the Fund receiving cash in excess of the REIT’s earnings; if a Fund distributes these amounts, such distributions could constitute a return of capital to Fund shareholders for federal income tax purposes. Investments in REIT equity securities may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the required distributions, a Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

A Fund may invest directly or indirectly (including through a REIT) in residual interests in real estate mortgage investment conduits (“REMICs”) (including by investing in residual interests in CMOs with respect to which an election to be treated as a REMIC is in effect) or equity interests in taxable mortgage pools (“TMPs”). Under a notice issued by the IRS in October 2006 and Treasury regulations that have yet to be issued but may apply retroactively, a portion of the Fund’s income (including income allocated to a Fund from a REIT or other pass-through entity) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a RIC will generally be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly. As a result, a fund investing in such interests may not be a suitable investment for charitable remainder trusts (“CRTs”), as noted below.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions) and (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income. See “Tax-Exempt Shareholders” below for a discussion of the special tax consequences that may result where a tax-exempt entity invests in a RIC that recognizes excess inclusion income. The Funds do not intend to invest in REITs in which a substantial portion of the assets will consist of residual interests in REMICs or equity interests in TMPs.

Certain Fixed-Income and Other Instruments. Certain of a Fund’s investments, including investments in asset-backed securities, mortgage-related securities, debt obligations issued or purchased at a discount, payment-in-kind securities and inflation-indexed bonds may create taxable income in excess of the cash they generate. In such cases, a Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level. A Fund may realize gains or losses from such liquidations. In the event a Fund realizes net gains from such transactions, that Fund’s shareholders may receive larger distributions than they would in the absence of such transactions.

Certain High-Yield Discount Obligations. A portion of the interest paid or accrued on certain high-yield discount obligations in which a Fund may invest may be treated as a dividend for purposes of the corporate dividends-received deduction. In such cases, if the issuer of the high-yield discount obligations is a domestic corporation, dividend payments by a Fund to corporate shareholders may be eligible for the dividends-received deduction to the extent of the deemed dividend portion of such accrued interest.

Higher-Risk Securities. A Fund may invest in lower-quality fixed-income securities, including debt obligations of issuers not currently paying interest or that are in default. Investments in debt obligations that are at risk of, or in default, present special tax issues for a Fund. Tax rules are not entirely clear about issues such as whether and to what extent a Fund should recognize market discount on such a debt obligation, when a Fund may cease to accrue interest, original issue discount or market discount, when and to what extent a Fund may take deductions for bad debts or worthless securities and how a Fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.

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Passive Foreign Investment Companies. An equity investment by a Fund in certain passive foreign investment companies (“PFICs”) could potentially subject the Fund to U.S. federal income tax (including interest charges) on distributions received from the PFIC or on proceeds received from a disposition of shares in the PFIC. This tax cannot be eliminated by making distributions to Fund shareholders. However, a Fund may make certain elections to avoid the imposition of that tax. For example, a Fund may elect to mark the gains (and to a limited extent losses) in its holdings in a PFIC “to the market” as though the Fund had sold and repurchased its holdings in the PFIC on the last day of a Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. A Fund also may in certain cases elect to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), in which case the Fund will be required to include in its income annually its share of the PFIC’s income and net capital gains, regardless of whether it receives any distribution from the PFIC.

The mark-to-market and QEF elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by a Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate investments (including when it is not advantageous to do so) to meet its distribution requirements, which also may accelerate the recognition of gain and affect a Fund’s total return. Dividends paid by PFICs generally will not be eligible to be treated as “qualified dividend income.”

Tax-Exempt Shareholders

Income of a RIC that would be UBTI if earned directly by a tax-exempt entity will not generally be attributed as UBTI to a tax-exempt shareholder of that RIC. Notwithstanding this “blocking” effect, a tax-exempt shareholder may realize UBTI by virtue of its investments in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

A tax-exempt shareholder may also recognize UBTI if a Fund recognizes excess inclusion income derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs, as described above, if the amount of such income recognized by a Fund exceeds that Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund). Furthermore, any investment in residual interests of a CMO that has elected to be treated as a REMIC can create complex tax consequences, especially if a Fund has state or local governments or other tax-exempt organizations as shareholders.

In addition, special tax consequences apply when CRTs invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, if a CRT (defined in Section 664 of the Code) realizes any UBTI for a taxable year, a 100% excise tax is imposed on such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI as a result of investing in a fund that recognizes excess inclusion income. Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a fund that recognizes excess inclusion income, then the fund will be subject to a tax on the portion of its excess inclusion income for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. To the extent permitted under the 1940 Act, the Fund may elect to specially allocate any such tax to the applicable CRT (or other shareholder), and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in a Fund. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. CRTs and other tax-exempt investors are urged to consult their tax advisers concerning the consequences of investing in the Fund.

Backup Withholding

A Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish a Fund with a correct taxpayer identification number (“TIN”), who has under-reported dividend or interest income, or who fails to certify to a Fund that he or she is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2010. This rate will expire and the backup withholding tax rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts legislation providing otherwise.

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Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Non-U.S. Shareholders

Capital Gain Dividends generally will not be subject to withholding of U.S. federal income tax. Dividends (other than Capital Gain Dividends) paid by a Fund to a shareholder that is not a “United States Person” within the meaning of the Code (a “Foreign Person”) generally are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a Foreign Person directly, would not be subject to withholding.

Effective for taxable years of a Fund beginning before January 1, 2010, in general and subject to certain limitations, a Fund was not required to withhold any amounts (i) with respect to distributions attributable to U.S. source interest income of types similar to those that would not be subject to U.S. federal income tax if earned directly by an individual Foreign Person, to the extent such distributions were properly designated by a Fund as “interest-related dividends,” and (ii) with respect to distributions of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by a Fund as “short-term capital gain dividends.” As of the date of this Statement, it is unclear whether the exemptions from withholding for interest-related and short-term capital gain dividends will be extended to taxable years beginning on or after January 1, 2010 and, if they are extended, what the terms of the extension will be. Even if the exemptions from withholding for interest-related and short-term capital gain dividends are extended, a Fund may make such designations with respect to all, some or none of its potentially eligible dividends or treat such dividends, in whole or in part, as ineligible for these exemptions from withholding.

If a beneficial holder of Fund shares who or which is a Foreign Person has a trade or business in the United States, and Fund dividends received by such holder are effectively connected with the conduct of such trade or business, the dividends will be subject to U.S. federal net income taxation at regular income tax rates.

A beneficial holder of Fund shares who or which is a Foreign Person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on a sale or redemption of shares of a Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale, redemption or Capital Gain Dividend, and certain other conditions are met.

Foreign Persons should consult their tax advisers concerning the tax consequences of ownership of shares of a Fund, including the certification and filing requirements imposed on foreign investors in order to qualify for an exemption from the backup withholding tax described above or a reduced rate of withholding provided by treaty.

Other Tax Matters

Special tax rules apply to investments though defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of shares of a Fund as an investment through such plans and the precise effect of such an investment on their particular tax situations.

Dividends, distributions and gains from the sale of Fund shares may be subject to state, local and foreign taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state, local and, where applicable, foreign taxes.

If a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current

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exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

PERFORMANCE INFORMATION

Yield and Total Return

Each Fund may advertise the yield and total return of each class of its shares. Each Fund’s yield and total return will vary from time to time depending upon market conditions, the composition of its portfolio and operating expenses of the relevant Trust allocated to each Fund. These factors, possible differences in the methods used in calculating yield and total return and the tax-exempt status of distributions should be considered when comparing a Fund’s yield and total return to yields and total returns published for other investment companies and other investment vehicles. Yield and total return should also be considered relative to changes in the value of the Fund’s shares and to the relative risks associated with the investment objectives and policies of the Fund. Yields and total returns do not take into account any applicable sales charges or CDSC. Yield and total return may be stated with or without giving effect to any expense limitations in effect for a Fund. For those funds that present yields and total returns reflecting an expense limitation or waiver, the yield would have been lower if no limitation or waiver were in effect. Yields and total returns will generally be higher for Class A shares than for Class C shares, because of the higher levels of expenses borne by the Class C shares. Because of its lower operating expenses, Class Y shares of each Fund can be expected to achieve a higher yield and total return than the same Fund’s Class A and Class C shares.

Each Fund may also present one or more distribution rates for each class in its sales literature. These rates will be determined by annualizing the class’s distributions from net investment income and net short-term capital gain over a recent 12-month, 3-month or 30-day period and dividing that amount by the maximum offering price or the NAV. If the NAV, rather than the maximum offering price, is used to calculate the distribution rate, the rate will be higher.

At any time in the future, yield and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

Investors in the Funds are specifically advised that share prices, expressed as the NAVs per share, will vary just as yield and total return will vary. An investor’s focus on the yield of a Fund to the exclusion of the consideration of the share price of that Fund may result in the investor’s misunderstanding the total return he or she may derive from the Fund.

FINANCIAL STATEMENTS

The financial statements, financial highlights and the report of [                            ], the independent registered public accounting firm for the Funds included in the Funds’ annual report dated December 31, 2009, are also incorporated herein by reference to such report. Information for the Gateway Fund for the period ending prior to December 31, 2007 was audited by another registered independent public accountant. Certain information reflects financial results for a single share of a Fund. The Funds’ annual and semiannual reports will be available upon request and without charge. The Funds will send a single copy of its annual and semiannual report to an address at which more than one shareholder of record with the same last name has indicated that mail is to be delivered. Shareholders may request additional copies of any annual or semiannual report by telephone at 800-225-5478 or by writing to the Funds at: 399 Boylston Street, Boston, Massachusetts 02116 or by visiting the Fund’s website at www.funds.natixis.com. The annual and semiannual reports will also be available on-line at the SEC’s website at www.sec.gov.

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STATEMENT OF ADDITIONAL INFORMATION

May 1, 2010

NATIXIS FUNDS TRUST I

CGM Advisor Targeted Equity Fund

Class A (NEFGX), Class B (NEBGX), Class C (NEGCX) and Class Y (NEGYX)

Hansberger International Fund

Class A (NEFDX), Class B (NEDBX), Class C (NEDCX) and Class Y

Natixis Income Diversified Portfolio

Class A (IIDPX) and Class C (CIDPX)

Natixis U.S. Diversified Portfolio

Class A (NEFSX), Class B (NESBX), Class C (NECCX) and Class Y (NESYX)

Vaughan Nelson Small Cap Value Fund

Class A (NEFJX), Class B (NEJBX), Class C (NEJCX) and Class Y (NEJYX)

NATIXIS FUNDS TRUST II

Harris Associates Large Cap Value Fund

Class A (NEFOX), Class B (NEGBX), Class C (NECOX) and Class Y (NEOYX)

Vaughan Nelson Value Opportunity Fund

Class A (VNVAX), Class C (VNVCX) and Class Y (VNVYX)

NATIXIS FUNDS TRUST IV

AEW Real Estate Fund

Class A (NRFAX), Class B (NRFBX), Class C (NRCFX) and Class Y (NRFYX)

This Statement of Additional Information (“Statement”) contains specific information which may be useful to investors but which is not included in the Statutory Prospectuses of the Natixis Funds listed above (each a “Fund” and together the “Funds”). This Statement is not a prospectus and is authorized for distribution only when accompanied or preceded by the AEW Real Estate Fund Class A, B and C Statutory or Summary Prospectus, the AEW Real Estate Fund Class Y Statutory or Summary Prospectus, the CGM Advisor Targeted Equity Fund Class A, B and C Statutory or Summary Prospectus, the CGM Advisor Targeted Equity Fund Class Y Statutory or Summary Prospectus, the Hansberger International Fund Class A, B and C Statutory or Summary Prospectus, the Harris Associates Large Cap Value Fund Class A, B and C Statutory or Summary Prospectus, the Harris Associates Large Cap Value Fund Class Y Statutory or Summary Prospectus, the Natixis Income Diversified Portfolio Class A and C Statutory or Summary Prospectus, the Natixis U.S. Diversified Portfolio Class A, B and C Statutory or Summary Prospectus, the Natixis U.S. Diversified Portfolio Class Y Statutory or Summary Prospectus, the Vaughan Nelson Small Cap Value Fund Class A, B and C Statutory or Summary Prospectus, the Vaughan Nelson Small Cap Value Fund Class Y Statutory or Summary Prospectus, the Vaughan Nelson Value Opportunity Fund Class A and C Statutory and Summary Prospectus and the Vaughan Nelson Value Opportunity Fund Class Y Statutory and Summary Prospectus, each of which is dated May 1, 2010, as from time to time revised or supplemented (each a “Prospectus” and together the “Prospectuses”). This Statement should be read together with the Prospectuses. Investors may obtain the Prospectuses without charge from Natixis Distributors, L.P. (the “Distributor”), Prospectus Fulfillment Desk, 399 Boylston Street, Boston, Massachusetts 02116, by calling Natixis Funds at 800-225-5478 or by visiting the Funds’ website at www.funds.natixis.com.

The Funds’ financial statements and accompanying notes that appear in the Funds’ annual reports are incorporated by reference into this Statement. Each Fund’s annual and semiannual reports contain additional performance information and are available upon request and without charge by calling 800-225-5478 or by visiting the Funds’ website at www.funds.natixis.com.

XS33-0510R

INVESTMENT RESTRICTIONS

The following is a description of restrictions on the investments to be made by the Funds. The restrictions marked with an asterisk (*) are fundamental policies that may not be changed without the vote of a majority of the outstanding voting securities of the relevant Fund (as defined in the Investment Company Act of 1940, (the “1940 Act”)). The other restrictions set forth below are not fundamental policies and may be changed by the relevant Trust’s Board of Trustees. Except in the case of restrictions marked with a dagger (†) below, the percentages set forth below and the percentage limitations set forth in the Prospectus apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

AEW Real Estate Fund (“Real Estate Fund”) may not:

*(1)	With respect to 75% of the Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities (“U.S. Government securities”)) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

*(2)	Purchase the securities of any issuer (other than U.S. Government securities) if, as a result, 25% or more of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the Fund will invest more than 25% of its total assets in securities of companies primarily engaged in the real estate industry.

*(3)	Issue senior securities, except as otherwise permitted by the 1940 Act.

†*(4)

Borrow money or pledge its assets; provided, however, that the Fund may borrow money as a temporary measure for extraordinary or emergency purposes or to meet redemptions, in amounts not exceeding 33 1/3% of its total assets and pledge its assets to secure such borrowings; and, provided, further, that the Fund will not purchase any additional portfolio securities at any time that its borrowings exceed 5% of its total assets; for the purpose of this restriction, collateral arrangements with respect to the writing of options, interest rate futures contracts, options on interest rate futures contracts, and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets and neither such arrangements nor the purchase or sale of futures or related options are deemed to be the issuance of a senior security.

*(5)	Underwrite securities of other issuers except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended (the “Securities Act”), in the disposition of restricted securities.

*(6)	Purchase and sell real estate unless acquired as a result of ownership of securities or other instruments; provided, however, that this limitation shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business.

*(7)	Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided, however, that this limitation shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

*(8)

Lend any portfolio security or make any other loan, if, as a result, more than 33 1/3% of its total assets would be lent to other parties, it being understood that this limitation does not apply to purchases of debt securities or to repurchase agreements.

(9)	Purchase any security on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of transactions; for this purpose, the deposit or payment by the Fund of initial or variation margin in connection with interest rate futures contracts or related options transactions is not considered the purchase of a security on margin.

(10)

Make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of the Fund’s net assets (taken at market value) is held as collateral for such sales at any one time.

†(11)	Invest more than 15% of the Fund’s net assets in illiquid securities (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by the Fund’s Board of Trustees).

(12)	Write, purchase or sell puts, calls or combinations thereof, except that the Fund may write, purchase and sell puts, calls or combinations thereof with respect to U.S. Government securities and with respect to interest rate futures contracts.

(13)	Invest in the securities of other investment companies, except by purchases in the open market involving only customary brokers’ commissions, or in connection with a merger, consolidation or similar transaction; under the 1940 Act, the Fund may not (a) invest more than 10% of its total assets (taken at current value) in such securities, (b) own securities of any one investment company having a value in excess of 5% of the Fund’s total assets taken at current value, or (c) own more than 3% of the outstanding voting stock of any one investment company.

(14)	Invest less than 80% of its net assets (plus borrowings made for investment purposes) in investments of real estate investment trusts (“REITs”) and/or real estate related companies. Prior to any change to such policy adopted by the Board of Trustees of the Fund, the Fund will provide notice to shareholders as required by Rule 35d-1 under the 1940 Act, as such Rule may be interpreted from time to time by the staff of the Securities and Exchange Commission (“SEC”).

The Fund may (but does not currently intend to), notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by AEW Capital Management, L.P. (“AEW”) or an affiliate or successor with substantially the same fundamental investment objective, policies and limitations as the Fund.

The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are illiquid and thus subject to restriction (11) above.

Restrictions (3) and (10) shall be interpreted based upon no-action letters and other pronouncements of the staff of the SEC. Under current pronouncements, certain Fund positions are excluded from the definition of “senior security” so long as the Fund maintains adequate cover, segregation of assets or otherwise.

In restriction (14) above, the 80% policy is applied at the time of investment. However, if the Fund no longer meets the 80% policy (due to changes in the value of its portfolio holdings or other circumstances beyond its control), it must make future investments in a manner that would bring the Fund into compliance with the 80% requirement, but would not be required to sell portfolio holdings that have increased in value.

CGM Advisor Targeted Equity Fund (“Targeted Equity Fund”) will not:

*(1)	With respect to 75% of its total assets, purchase any security if, as a result, more than 5% of its total assets (based on current value) would then be invested in the securities of a single issuer or acquire more than 10% of the outstanding voting securities of any issuer; provided, however, this limitation does not apply to government securities as defined in the 1940 Act.

*(2)	Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions, and the Fund may make any short sales or maintain any short positions where the short sales or short positions would not constitute “senior securities” under the 1940 Act.

*(3)

Purchase any security (other than U.S. Government securities) if, as a result, more than 25% of the Fund’s total assets (taken at current value) would be invested in any one industry. For purposes of this restriction, telephone, gas and electric public utilities are each regarded as separate industries and finance companies whose financing activities are related primarily to the activities of their parent companies are classified in the industry of their parents. For purposes of this restriction with regard to bank obligations, bank obligations are considered to be one industry, and asset-backed securities are not considered to be bank obligations.

*(4)

Borrow money except for temporary or emergency purposes; provided however, that the Fund may loan securities, engage in reverse repurchase agreements and dollar rolls, in an amount not exceeding 33 1/3% of its total assets taken at cost.

*(5)	Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective and policies; provided however, this restriction does not apply to repurchase agreements or loans of portfolio securities.

*(6)	Purchase or sell real estate, although it may purchase securities of issuers that deal in real estate, securities that are secured by interests in real estate, and securities that represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

*(7)	Purchase or sell commodities, except that the Fund may purchase and sell futures contracts and options, may enter into foreign exchange contracts and may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities.

*(8)	Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

*(9)	Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act.

(10)	Purchase options or warrants if, as a result, more than 1% of its total assets (taken at current value) would be invested in such securities.

(11)	Write options or warrants.

†(12)	Invest more than 15% of the Fund’s total net assets in illiquid securities (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by the Trustees of Natixis Funds Trust I).

(13)	Invest less than 80% of its net assets (plus borrowings made for investment purposes) in equity investments. Prior to any change to such policy adopted by the Board of Trustees of the Fund, the Fund will provide notice to shareholders as required by Rule 35d-1 under the 1940 Act, as such Rule may be interpreted from time to time by the staff of the SEC.

The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are illiquid and thus subject to restriction (12) above.

In investment restriction (13) above, the 80% policy is applied at the time of investment. However, if the Fund no longer meets the 80% policy (due to changes in the value of its portfolio holdings or other circumstances beyond its control), it must make future investments in a manner that would bring the Fund into compliance with the 80% requirement, but would not be required to sell portfolio holdings that have increased in value.

Restrictions (2) and (9) shall be interpreted based upon no-action letters and other pronouncements of the staff of the SEC. Under current pronouncements, certain Fund positions are excluded from the definition of “senior security” so long as the Fund maintains adequate cover, segregation of assets or otherwise.

Hansberger International Fund (“International Fund”) may not:

(1)	With respect to 75% of its total assets, invest in the securities of any one issuer (other than the U.S. Government and its agencies and instrumentalities) if, immediately after and as a result of such investment, more than 5% of the total assets of the Fund would be invested in such issuer.

*(2)	Purchase any security (other than U.S. Government securities) if, as a result, more than 25% of the Fund’s total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries, and each foreign country’s government (together with all subdivisions thereof) will be considered to be a separate industry).

(3)	Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities), or make short sales except where it owns or, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold. (For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.)

(4)	Acquire more than 10% of any class of securities of an issuer (other than U.S. Government securities and taking all preferred stock issues of an issuer as a single class and all debt issues of an issuer as a single class) or with respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of an issuer.

*(5)	Borrow money in excess of 33 1/ 3% of its total assets, and then only as a temporary measure for extraordinary or emergency purposes.

*(6)	Make loans, except by entering into repurchase agreements or by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions, or through the lending of the Fund’s portfolio securities.

*(7)	Buy or sell oil, gas or other mineral leases, rights or royalty contracts, real estate or commodities or commodity contracts, except that the Fund may buy and sell futures contracts and related options, swap contracts, currency forward contracts, structured notes and other similar instruments. (This restriction does not prevent the Fund from purchasing securities of companies investing in the foregoing.)

*(8)	Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

(9)	Except to the extent permitted by rule or order of the SEC, participate on a joint or joint and several basis in any trading account in securities. (The “bunching” of orders for the purchase or sale of portfolio securities with any investment adviser or subadviser of the Fund or accounts under any such investment adviser’s or subadvisers management to reduce brokerage commissions to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.)

(10)	Write, purchase or sell options, except that the Fund may (a) write, purchase and sell put and call options on securities, securities indexes, currencies, futures contracts, swap contracts and other similar instruments, (b) enter into currency forward contracts and (c) invest in structured notes.

†(11)	Purchase any illiquid security if, as a result, more than 15% of its net assets (taken at current value) would be invested in such securities (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by the Trust’s trustees.)

*(12)

Issue senior securities. For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (6) above; any borrowing permitted by restriction (5) above; any collateral arrangements with respect to options or futures contracts, and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts, swap contracts or other similar instruments; and the issuance of shares of beneficial interest permitted from time to time by the provisions of the Trust’s Agreement and Declaration of Trust (“Declaration of Trust”)and by the 1940 Act, the rules thereunder, or any exemption therefrom. (The Fund is required, under regulatory provisions applicable to it as interpreted by the staff of the SEC, to set aside in a segregated account with its custodian bank, liquid assets in amounts sufficient at all times to satisfy its obligations under options, futures contracts, forward contracts, swap contracts and other similar instruments.)

The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are illiquid and thus subject to restriction (11) above.

The Fund may:

(13)	Pledge its assets to the maximum extent permitted by applicable law.

Harris Associates Large Cap Value Fund (“Large Cap Value Fund”) will not:

*(1)	With respect to 75% of its total assets, purchase any security if, as a result, more than 5% of its total assets (based on current value) would then be invested in the securities of a single issuer or acquire more than 10% of the outstanding voting securities of any issuer; provided however, this limitation does not apply to government securities as defined in the 1940 Act.

*(2)	Purchase any security (other than U.S. Government securities) if, as a result, more than 25% of the Fund’s total assets (taken at current value) would be invested in any one industry. For purposes of this restriction, telephone, gas and electric public utilities are each regarded as separate industries and finance companies whose financing activities are related primarily to the activities of their parent companies are classified in the industry of their parents. For the purpose of this restriction with regard to bank obligations, bank obligations are considered to be one industry, and asset-backed securities are not considered to be bank obligations.

*(3)	Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions, and the Fund may make any short sales or maintain any short positions where the short sales or short positions would not constitute “senior securities” under the 1940 Act.

*(4)	Purchase or sell real estate, although it may purchase securities of issuers that deal in real estate, securities that are secured by interests in real estate, and securities that represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate interests therein.

*(5)	Purchase or sell commodities, except that the Fund may purchase and sell futures contracts and options, may enter into foreign exchange contracts and may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities.

*(6)	Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

*(7)	Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective and policies; provided however, this restriction does not apply to repurchase agreements or loans of portfolio securities.

*(8)

Borrow money except for temporary or emergency purposes; provided however, that the Fund may loan securities, engage in reverse repurchase agreements and dollar rolls, in an amount not exceeding 33 1/3% of its total assets taken at cost.

*(9)	Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act.

†(10)	Invest more than 15% of the Fund’s total net assets in illiquid securities (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by Natixis Funds Trust II trustees).

(11)	Invest less than 80% of its net assets, plus any borrowings for investment purposes, in investments in companies that have market capitalization within the capitalization range of the Russell 1000 Index. Prior to any change to such policy adopted by the Board of Trustees of the Fund, the Fund will provide notice to shareholders as required by Rule 35d-1 under the 1940 Act, as such Rule may be interpreted from time to time by the staff of the SEC.

The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are illiquid and thus subject to restriction (10) above.

Restrictions (3) and (9) shall be interpreted based upon no-action letters and other pronouncements of the staff of the SEC. Under current pronouncements, certain Fund positions are excluded from the definition of “senior security” so long as the Fund maintains adequate cover, segregation of assets or otherwise.

In investment restriction (11) above, the 80% policy is applied at the time of investment. However, if the Fund no longer meets the 80% policy (due to changes in the value of its portfolio holdings or other circumstances beyond its control), it must make future investments in a manner that would bring the Fund into compliance with the 80% requirement, but would not be required to sell portfolio holdings that have increased in value.

Natixis Income Diversified Portfolio (“Income Diversified Portfolio”) will not:

†(1)	With respect to 75% of its total assets, purchase any security if, as a result, more than 5% of its total assets (based on current value) would then be invested in the securities of a single issuer or acquire more than 10% of the outstanding voting securities of any issuer, provided however, this limitation does not apply to government securities as defined in the 1940 Act.

*(2)	Purchase any security (other than U.S. Government securities) if, as a result, more than 25% of the Fund’s total assets (taken at current value) would be invested in any one industry, except that the Fund may invest more than 25% of its total assets in securities of companies primarily engaged in the real estate industry. For purposes of this restriction, telephone, gas and electric public utilities are each regarded as separate industries and finance companies whose financing activities are related primarily to the activities of their parent companies are classified in the industry of their parents. For purposes of this restriction with regard to bank obligations, bank obligations are considered to be one industry, and asset-backed securities are not considered to be bank obligations.

*(3)	Make short sales of securities or maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions, and the Fund may make any short sales or maintain any short positions where the short sales or short positions would not constitute “senior securities” under the 1940 Act.

†*(4)	Borrow money, except to the extent permitted under the 1940 Act.

*(5)	Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objectives and policies, provided however, this restriction does not apply to repurchase agreements or loans of portfolio securities.

*(6)	Act as an underwriter of securities of other issuers except that, in the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

*(7)	Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

*(8)	Purchase or sell commodities, except that the Fund may purchase and sell futures contracts and options, may enter into foreign exchange contracts and may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities.

*(9)	Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act.

Restrictions (3) and (9) shall be interpreted based upon no-action letters and other pronouncements of the staff of the SEC. Under current pronouncements, certain Fund positions are excluded from the definition of “senior security” so long as the Fund maintains adequate cover, segregation of assets or otherwise.

In addition, it is contrary to the Fund’s present policy, which may be changed without shareholder vote, to purchase any illiquid security, including any securities whose disposition is restricted under federal securities laws and securities that are not readily marketable, if, as a result, more than 15% of the Fund’s total assets (based on current value) would then be invested in such securities. The staff of the SEC is presently of the view that repurchase agreements maturing in more than seven days are subject to this restriction. Until that position is revised, modified or rescinded, the Fund will conduct its operations in a manner consistent with this view. This limitation on investment in illiquid securities does not apply to certain restricted securities, including securities pursuant to Rule 144A under the Securities Act and certain commercial paper, that the adviser or a subadviser has determined to be liquid under procedures approved by the Board of Trustees.

Natixis U.S. Diversified Portfolio (“U.S. Diversified Portfolio”) will not:

*(1)	With respect to 75% of its total assets, invest in the securities of any one issuer (other than the U.S. Government and its agencies and instrumentalities) if, immediately after and as a result of such investment, more than 5% of the total assets of the Fund would be invested in such issuer.

*(2)	Purchase any security (other than U.S. Government securities) if, as a result, more than 25% of the Fund’s total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries, and each foreign country’s government (together with subdivisions thereof) will be considered to be a separate industry.)

(3)	Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities), or make short sales except when, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold, and the Fund will not deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales. (For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.)

(4)	Acquire more than 10% of any class of securities of an issuer (other than U.S. Government securities and taking all preferred stock issues of an issuer as a single class and all debt issues of an issuer as a single class) or with respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of an issuer.

*(5)	Borrow money in excess of 25% of its total assets, and then only as a temporary measure for extraordinary or emergency purposes.

*(6)	Make loans, except by entering into repurchase agreements or by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions, or through the lending of the Fund’s portfolio securities.

*(7)	Buy or sell oil, gas or other mineral leases, rights or royalty contracts, real estate or commodities or commodity contracts, except that the Fund may buy and sell futures contracts and related options. (This restriction does not prevent the Fund from purchasing securities of companies investing in the foregoing.)

*(8)	Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

(9)	Except to the extent permitted by rule or order of the SEC, participate on a joint or joint and several basis in any trading account in securities. (The “bunching” of orders for the purchase or sale of portfolio securities with any investment adviser or subadviser of the Fund or accounts under any such investment adviser’s or subadviser’s management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.)

(10)	Write, purchase or sell options, except that the Fund may (a) write, purchase and sell put and call options on securities, securities indexes, currencies, futures contracts, swap contracts and other similar instruments and (b) enter into currency forward contracts.

†(11)	Purchase any illiquid security if, as a result, more than 15% of its net assets (taken at current value) would be invested in such securities (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by the Trust’s trustees.)

*(12)	Issue senior securities. For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restrictions (3) or (6) above; any borrowing permitted by restriction (5) above; any collateral arrangements with respect to forward contracts, options, futures contracts and options on futures contracts and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts or options on futures contracts; and the issuance of shares of beneficial interest permitted from time to time by the provisions of the Trust’s Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom.

(13)	Invest less than 80% of its net assets (plus any borrowings made for investment purposes) in U.S. securities. Prior to any change to such policy adopted by the Board of Trustees of the Fund, the Fund will provide notice to shareholders as required by Rule 35d-1 under the 1940 Act, as such Rule may be interpreted from time to time by the staff of the SEC.

The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are illiquid and thus subject to restriction (11) above.

In restriction (13) above, the 80% policy is applied at the time of investment. However, if the Fund no longer meets the 80% policy (due to changes in the value of its portfolio holdings or other circumstances beyond its control), it must make future investments in a manner that would bring the Fund into compliance with the 80% requirement, but would not be required to sell portfolio holdings that have increased in value.

The Fund may:

(14)	Pledge its assets to the maximum extent permitted by applicable law.

Vaughan Nelson Small Cap Value Fund (“Small Cap Value Fund”) may not:

(1)	With respect to 75% of its total assets, invest in the securities of any one issuer (other than the U.S. government and its agencies and instrumentalities) if, immediately after and as a result of such investment, more than 5% of the total assets of the Fund would be invested in such issuer.

*(2)	Purchase any security (other than U.S. Government securities) if, as a result, more than 25% of the Fund’s total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries, and each foreign country’s government (together with all subdivisions thereof) will be considered to be a separate industry.)

(3)	Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). (For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.)

(4)	Acquire more than 10% of any class of securities of an issuer (other than U.S. Government securities and taking all preferred stock issues of an issuer as a single class and all debt issues of an issuer as a single class) or, with respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of an issuer.

*(5)	Borrow money in excess of 33 1/3% of its total assets, and then only as a temporary measure for extraordinary or emergency purposes.

*(6)	Make loans, except by entering into repurchase agreements or by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions, or through the lending of the Fund’s portfolio securities.

*(7)	Buy or sell oil, gas or other mineral leases, rights or royalty contracts, real estate or commodities or commodity contracts, except that the Fund may buy and sell futures contracts and related options, swap contracts, currency forward contracts, structured notes and other similar instruments. (This restriction does not prevent the Fund from purchasing securities of companies investing in the foregoing.)

*(8)	Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

(9)	Except to the extent permitted by rule or order of the SEC, participate on a joint or joint and several basis in any trading account in securities. (The “bunching” of orders for the purchase or sale of portfolio securities with any investment adviser or subadviser of the Fund or accounts under any such investment adviser’s or subadvisers management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.)

†(10)	Purchase any illiquid security if, as a result, more than 15% of its net assets (taken at current value) would be invested in such securities (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by the Trust’s trustees).

*(11)	Issue senior securities. For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (6) above; any borrowing permitted by restriction (5) above; any collateral arrangements with respect to options or futures contracts, and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts, swap contracts or other similar instruments; and the issuance of shares of beneficial interest permitted from time to time by the provisions of the Trust’s Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom. (The Fund is required, under regulatory provisions applicable to it as interpreted by the staff of the SEC, to set aside in a segregated account with its custodian bank liquid assets in amounts sufficient at all times to satisfy its obligations under options, futures contracts, forward contracts, swap contracts and other similar instruments.)

(12)	Under normal circumstances, invest less than 80% of its net assets (plus any borrowings made for investment purposes) in small cap companies. The Fund will provide shareholders with notice at least 60 days in advance of any change to such policy adopted by the Board. Currently, the Fund defines a small cap company to be one whose market capitalization, at the time of purchase, either falls within the capitalization range of the Russell 2000 Value Index, an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values, or is $3.5 billion or less.

The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are illiquid and thus subject to restriction (10) above.

In restriction (12), the 80% policy is applied at the time of investment. However, if the Fund no longer meets the 80% policy (due to changes in the value of its portfolio holdings or other circumstances beyond its control), it must make future investments in a manner that would bring the Fund into compliance with the 80% requirement, but would not be required to sell portfolio holdings that have increased in value.

The Fund may:

(13)	Pledge its assets to the maximum extent permitted by applicable law.

Vaughan Nelson Value Opportunity Fund (“Value Opportunity Fund”) may not:

*(1)	Purchase any security (other than U.S. Government securities) if, as a result, more than 25% of the Fund’s total assets (taken at current value) would be invested in any one industry. For purposes of this restriction, telephone, gas and electric public utilities are each regarded as separate industries, finance companies whose financing activities are related primarily to the activities of their parent companies are classified in the industry of their parents and each foreign country’s government (together with all subdivisions thereof) will be considered to be a separate industry). For purposes of this restriction, securities and other obligations of issuers in the banking industry are considered to be one industry, and asset-backed securities are not considered to be bank obligations.

*(2)	Make short sales of securities or maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions, and the Fund may make any short sales or maintain any short positions where the short sales or short positions would not constitute “senior securities” under the 1940 Act.

*(3)	Borrow money except to the extent permitted under the 1940 Act.

*(4)	Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objectives and policies, provided however, this restriction does not apply to repurchase agreements or loans of portfolio securities.

*(5)	Purchase or sell commodities, except that the Fund may buy and sell futures contracts and options, may enter into foreign exchange contracts and may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities.

*(6)	Act as underwriter of securities of other issuers except that, in the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

*(7)	Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

*(8)	Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act.

Restrictions (2) and (8) shall be interpreted based upon no-action letters and other pronouncements of the staff of the SEC. With respect to restriction (3), the 1940 Act limits a fund’s ability to borrow money on a non-temporary basis if such borrowings constitute “senior securities.” In addition to temporary borrowing, a fund may borrow from any bank, provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by a fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, a fund shall, within three days (not including Sundays and holidays) thereafter, or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%. The Fund may also borrow money or engage in economically similar transactions if those transactions do not constitute “senior securities” under the 1940 Act.

Under current pronouncements, certain Fund positions (e.g., reverse repurchase agreements) are excluded from the definition of “senior security” so long as the Fund maintains adequate cover, segregation of assets or otherwise. Similarly, a short sale will not be considered a senior security if the Fund takes certain steps contemplated by SEC staff pronouncements, such as ensuring the short sale transaction is adequately covered. In addition, it is contrary to the Fund’s present policy, which may be changed without shareholder vote, to purchase any illiquid security, including any securities whose disposition is restricted under federal securities laws and securities that are not readily marketable, if, as a result, more than 15% of the Fund’s net assets (based on current value) would then be invested in such securities. The staff of the SEC is presently of the view that repurchase agreements maturing in more than seven days are subject to this restriction. Until that position is revised, modified or rescinded, the Fund will conduct its operations in a manner consistent with this view. This limitation on investment in illiquid securities does not apply to certain restricted securities, including securities pursuant to Rule 144A under the Securities Act and certain commercial paper, that the adviser has determined to be liquid under procedures approved by the Board of Trustees. The Fund will take prompt and reasonable action to reduce its illiquid securities holdings if more than 15% of the Fund’s net assets are invested in such securities.

FUND CHARGES AND EXPENSES

ADVISORY FEES

Pursuant to an advisory agreement, AEW has agreed to manage the investment and reinvestment of the assets of the Real Estate Fund, subject to the supervision of the Board of Trustees of Natixis Funds Trust IV. For the services described in the advisory agreement, the Real Estate Fund has agreed to pay AEW an advisory fee at the annual rate set forth in the following table:

Fund	Date of Agreement	Advisory fee payable by Fund to AEW (as a % of average daily net assets of the Fund)
Real Estate Fund	10/30/00	0.80 0.75	% %	of the first $500 million of amounts in excess of $500 million

Pursuant to an advisory agreement, Capital Growth Management Limited Partnership (“CGM”) has agreed to manage the investment and reinvestment of the assets of the Targeted Equity Fund, subject to the supervision of the Board of Trustees of Natixis Funds Trust I. For the services described in the advisory agreement, the Targeted Equity Fund has agreed to pay CGM an advisory fee at the annual rate set forth in the following table:

Fund	Date of Agreement	Advisory fee payable by Fund to CGM (as a % of average daily net assets of the Fund)
Targeted Equity Fund	12/31/04	0.75 0.70 0.65 0.60	% % % %	of the first $200 million of the next $300 million of the next $1.5 billion of amounts in excess of $2 billion

Pursuant to separate advisory agreements, Natixis Asset Management Advisors, L.P., (“Natixis Advisors”) has agreed, subject to the supervision of the Board of Trustees of the relevant trust, to manage the investment and reinvestment of the assets of International Fund, Large Cap Value Fund, Small Cap Value Fund, U.S. Diversified Portfolio and Value Opportunity Fund, and to provide a range of administrative services to such Funds. Natixis Advisors has also agreed, subject to the supervision of the Board of Trustees of Natixis Funds Trust I, to manage the investment and reinvestment of the assets of the Income Diversified Portfolio’s disciplines (and to directly manage the investment and reinvestment of the assets of the Active Dividend Equity Discipline through its Active Investment Advisors division) and to provide a range of administrative services to the Fund.

For the services described in the advisory agreements, each such Fund has agreed to pay Natixis Advisors an advisory fee at the annual rate set forth in the following table, reduced by the amount of any subadvisory fees payable directly by a Fund to its subadvisers pursuant to any subadvisory agreement:

Fund	Date of Agreement	Advisory fee payable by Fund to Natixis Advisors (as a % of average daily net assets of the Fund)
Income Diversified Portfolio	11/01/05	0.55 0.50	% %	of the first $1 billion of amounts in excess of $1 billion

International Fund	10/30/00, as amended 03/01/04	0.80 0.75	% %	of the first $200 million of amounts in excess of $200 million

Large Cap Value Fund	10/30/00	0.70 0.65 0.60	% % %	of the first $200 million of the next $300 million of the amounts in excess of $500 million

Small Cap Value Fund	10/30/00, as amended 03/01/04	0.90%

U.S. Diversified Portfolio	10/30/00, as amended 07/01/05	0.90 0.80	% %	of the first $1 billion of amounts in excess of $1 billion

Value Opportunity Fund	10/31/08	0.80%

Natixis Advisors (or AEW, in the case of Real Estate Fund) has given a binding contractual undertaking for all classes of the Funds in the table below to reduce its advisory fee and, if necessary, to bear certain expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses, associated with the Funds, to the extent necessary to limit the Funds’ expenses to the annual rates indicated below. The undertaking is in effect through April 30, 2011, and is reevaluated on an annual basis. Natixis Advisors (or AEW in the case of the Real Estate Fund) will be permitted to recover, on a class-by-class basis, expenses it has borne through the undertaking described above to the extent a class’s expenses in later periods fall below the annual rate set forth in the relevant undertaking. The Fund’s adviser will not be entitled to recover any such reduced fees more than one year after the end of the fiscal year in which the fee/expense was incurred.

Fund	Expense Limit	Date of Undertaking
Income Diversified Portfolio*		May 1, 2010
Class A	1.25%
Class C	2.00%
Large Cap Value Fund		May 1, 2010
Class A	1.30%
Class B	2.05%
Class C	2.05%
Class Y	1.05%
Real Estate Fund		May 1, 2010
Class A	1.50%
Class B	2.25%
Class C	2.25%
Class Y	1.25%
Small Cap Value Fund		May 1, 2010
Class A	1.45%
Class B	2.20%
Class C	2.20%
Class Y	1.20%
U.S. Diversified Portfolio**		May 1, 2010
Class A	1.40%
Class B	2.15%
Class C	2.15%
Class Y	1.15%
Value Opportunity Fund**		May 1, 2010
Class A	1.40%
Class C	2.15%
Class Y	1.15%

*	The expense caps account for management fees payable to Natixis Advisors. Natixis Advisors and each subadviser to the Portfolio have agreed to share the waiver pursuant to separate side letter agreements.
**	The expense caps account for management fees payable to Natixis Advisors. Natixis Advisors and each subadviser to the Portfolio have agreed to equally bear the waiver.
***	Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”) and Natixis Advisors have agreed to bear the waiver jointly on a pro rata basis relative to their advisory and sub-advisory fees, respectively.

SUBADVISORY FEES

Each advisory agreement between Natixis Advisors and a Fund provides that Natixis Advisors may delegate its responsibilities thereunder to other parties. Pursuant to separate subadvisory agreements, Natixis Advisors has delegated its portfolio management responsibilities (except for the Active Dividend Equity discipline of Income Diversified Portfolio) to one or more subadvisers, as follows: Hansberger Global Investors, Inc. (“Hansberger”), in the case of International Fund; Harris Associates L.P. (“Harris Associates”), in the case of Large Cap Value Fund; Vaughan Nelson, in the case of Small Cap Value Fund and Value Opportunity Fund; AEW and Loomis, Sayles & Company, L.P. (“Loomis Sayles”) (which manages two of the four disciplines), in the case of Income Diversified Portfolio; and BlackRock Investment Management, LLC (“BlackRock”), Harris Associates and Loomis Sayles (which manages two of the four segments), in the case of U.S. Diversified Portfolio. For the services described in the subadvisory agreements, each Fund has agreed to pay its respective subadviser(s) a subadvisory fee at the annual rate set forth in the following table:

Fund	Subadviser	Date of Subadvisory Agreement	Subadvisory fee payable to Subadviser (as a % of average daily net assets of the Fund)
Income Diversified Portfolio	AEW – AEW Diversified REIT Discipline	11/01/05	0.45 0.40	% %	of the first $250 million thereafter

	Loomis Sayles – Multi-Sector Bond Investment Discipline	11/01/05	0.35 0.30	% %	of the first $250 million thereafter

	Loomis Sayles – Inflation Protected Securities Discipline	11/01/05	0.25 0.20	% %	of the first $250 million thereafter

International Fund	Hansberger	03/09/07	0.45 0.40	% %	of the first $200 million of amounts in excess of $200 million

Large Cap Value Fund	Harris Associates	10/29/02, as amended 07/01/05	0.45 0.40	% %	of the first $250 million of the amounts in excess of $250 million

Small Cap Value Fund	Vaughan Nelson	03/01/04	0.55%

U.S. Diversified Portfolio	BlackRock	10/02/06	0.45 0.40	% %	of the first $250 million of amounts in excess of $250 million

	Harris Associates	10/30/00, as amended through 07/01/05	0.45 0.40	% %	of the first $250 million of amounts in excess of $250 million

	Loomis Sayles – Mid Cap Growth Segment	05/18/01, as amended through 07/01/05	0.50 0.45	% %	of the first $250 million of amounts in excess of $250 million

	Loomis Sayles – Small Cap Value Segment	10/30/00, as amended through 07/01/05	0.50 0.45	% %	of the first $250 million of amounts in excess of $250 million

Value Opportunity Fund	Vaughan Nelson	10/31/08	0.50%

For the last three fiscal years, the following table shows the total advisory fees (including subadvisory fees) paid by the Funds, and of these amounts, the total paid to Natixis Advisors and the total paid to a subadviser of a Fund:

INCOME DIVERSIFIED PORTFOLIO

	12/31/07	12/31/08	12/31/09
Total Advisory Fee	$759,235	$525,593	$	_________
Natixis Advisors
Fee Earned	$361,781	$244,572	$	_________
Fee Waived[1,4]	$10,486	$5,028	$	_________
Total Paid	$351,295	$239,544	$	_________
AEW
Fee Earned	$151,051	$93,781	$	_________
Fee Waived[2,5]	—	—	$	_________
Total Paid	$151,051	93,781	$	_________
Loomis Sayles
Fee Earned	$246,403	$187,240	$	_________
Fee Waived[3,6]	—	—	$	_________
Total Paid	$246,403	$187,240	$	_________

[1]

In addition to waiving its advisory fee, Natixis Advisors assumed additional expenses of $0, $0 and $[            ] for the fiscal periods ended December 31, 2007, December 31, 2008 and December 31, 2009, respectively.

[2]	In addition to waiving its sub-advisory fee, AEW assumed additional expenses of $0, $0 and $[ ] for the fiscal periods ended December 31, 2007, December 31, 2008 and December 31, 2009, respectively.
[3]

In addition to waiving its sub-advisory fee, Loomis Sayles assumed additional expenses of $0, $0 and $[            ] for the fiscal periods ended December 31, 2007, December 31, 2008 and December 31, 2009, respectively.

[4]	In addition, Natixis Advisors recovered expenses assumed in the prior year of $7,585, $0 and $[ ] for the fiscal years ended December 31, 2007, December 31, 2008 and December 31, 2009, respectively.
[5]	In addition, AEW recovered expenses assumed in the prior year of $3,470, $0 and $[ ] for the fiscal years ended December 31, 2007, December 31, 2008 and December 31, 2009, respectively.
[6]	In addition, Loomis Sayles recovered expenses assumed in the prior year of $5,076, $0 and $[ ] for the fiscal years ended December 31, 2007, December 31, 2008 and December 31, 2009, respectively.

INTERNATIONAL FUND

	12/31/07	12/31/08	12/31/09
Total Advisory Fee	$1,441,589	$1,113,495	$	_________
Natixis Advisors
Total Paid	$630,695	$487,152	$	_________
Hansberger
Total Paid	$810,894	$626,343	$	_________

LARGE CAP VALUE FUND

	12/31/07	12/31/08	12/31/09
Total Advisory Fee	$1,774,740	$1,174,563	$	_________
Natixis Advisors
Fee Earned	$620,805	$419,330	$	_________
Fee Reduction	$5,501	—	$	_________
Total Paid	$615,304	$419,330	$	_________
Harris Associates
Total Paid	$1,153,935	$755,233	$	_________

REAL ESTATE FUND

	1/31/08	1/31/09	1/31/10
Total Advisory Fee	$1,516,213	$1,051,634	$	_________
AEW

SMALL CAP VALUE FUND

	12/31/07	12/31/08	12/31/09
Total Advisory Fee	$1,324,569	$1,734,095	$	_________
Natixis Advisors
Total Paid	$515,110	$674,370	$	_________
Vaughan Nelson
Total Paid	$809,459	$1,059,725	$	_________

TARGETED EQUITY FUND

	12/31/07	12/31/08	12/31/09
Total Advisory Fee	$5,402,846	$6,187,294	$	_________
CGM

U.S. DIVERSIFIED PORTFOLIO

	12/31/07	12/31/08	12/31/09
Total Advisory Fee	$5,539,020	$4,080,490	$	_________
Natixis Advisors
Total Paid	$2,603,950	$1,913,595	$	_________
BlackRock
Total Paid	$499,337	$367,737	$	_________
Harris Associates
Total Paid	$780,137	$532,656	$	_________
Loomis Sayles – Small Cap Value Segment
Total Paid	$1,020,946	$764,409	$	_________
Loomis Sayles – Mid Cap Growth Segment
Total Paid	$634,650	$502,093	$	_________

VALUE OPPORTUNITY FUND

	12/31/08[1]	12/31/09
Total Advisory Fee	$1,241	$	_________
Natixis Advisors
Fee Earned	$459	$	_________
Fee Reduction	$459	$	_________
Total Paid	$0	$	_________
Vaughan Nelson
Fee Earned	$782	$	_________
Fee Reduction	$782	$	_________
Total Paid	$0	$	_________

[1]	The Fund commenced operations on October 31, 2008.

For more information about the Funds’ advisory and subadvisory agreements, see “Investment Advisory and other Services.”

The table below shows the class level and other expenses of the Funds that were reimbursed by Natixis Advisors (or AEW, in the case of Real Estate Fund) for the fiscal years ended January 31, 2008, January 31, 2009 and January 31, 2010 for the Real Estate Fund, and December 31, 2007, December 31, 2008 and December 31, 2009 for the other Funds:

Fund	Fiscal Year Ended 1/31/08	Fiscal Year Ended 1/31/09	Fiscal Year Ended 1/31/10
Real Estate Fund	—	$14,839	$	________

Fund	Fiscal Year Ended 12/31/07	Fiscal Year Ended 12/31/08	Fiscal Year Ended 12/31/09
Large Cap Value Fund	—	—	$	________
Small Cap Value Fund	$116,017	$102,201	$	________
U.S. Diversified Portfolio	—	$25,925	$	________
Value Opportunity Fund	—	$57,369	$	________

The table below shows advisory fees and/or other expenses recovered by Natixis Advisors (or AEW, in the case of Real Estate Fund) for the fiscal years January 31, 2008, January 31, 2009 and January 31, 2010 for the Real Estate Fund, and December 31, 2007, December 31, 2008 and December 31, 2009 for the other Funds.

Fund	Fiscal Year Ended 1/31/08	Fiscal Year Ended 1/31/09	Fiscal Year Ended 1/31/10
Real Estate Fund	—	—	$	_______

Fund	Fiscal Year Ended 12/31/07	Fiscal Year Ended 12/31/08	Fiscal Year Ended 12/31/09
Large Cap Value Fund	$14,496	—	$	_______
Small Cap Value Fund	$237	—	$	_______

BROKERAGE COMMISSIONS

Set forth below are the amounts each Fund paid in brokerage commissions and the amount of brokerage transactions allocated to brokers providing research services during the last three fiscal years.

For a description of how transactions in portfolio securities are effected and how the Funds’ advisers or subadvisers select brokers, see the section entitled “Portfolio Transactions and Brokerage” of this Statement.

INCOME DIVERSIFIED PORTFOLIO

	Fiscal Year Ended 12/31/07	Fiscal Year Ended 12/31/08		Fiscal Year Ended 12/31/09
Brokerage Transactions
Allocated to Brokers Providing Research Services	$—	$—		$	________
Brokerage Commissions
Total Brokerage Commissions Paid	$44,334	$22,607	†	$	________
Commissions Paid to Brokers Providing Research Services	$—	$—		$	________
Commissions Paid to Affiliated Brokers	$—	$—		$	________

†	The total brokerage commissions paid decreased significantly from 2007 to 2008 due to lower commission rates and decreased turnover in the Fund’s portfolio.

International Fund

	Fiscal Year Ended 12/31/07	Fiscal Year Ended 12/31/08	Fiscal Year Ended 12/31/09
Brokerage Transactions
Allocated to Brokers Providing Research Services	$135,180,910	$95,469,396	$	________
Brokerage Commissions
Total Brokerage Commissions Paid	$228,204	$187,078	$	________
Commissions Paid to Brokers Providing Research Services	$200,167	$161,165	$	________

Large Cap Value Fund

	Fiscal Year Ended 12/31/07	Fiscal Year Ended 12/31/08	Fiscal Year Ended 12/31/09
Brokerage Transactions
Allocated to Brokers Providing Research Services	$23,667,053	$157,467,701	$	________
Brokerage Commissions
Total Brokerage Commissions Paid	$118,157	$95,654	$	________
Commissions Paid to Brokers Providing Research Services	$18,858	$82,459	$	________

Real Estate Fund

	Fiscal Year Ended 1/31/08	Fiscal Year Ended 1/31/09	Fiscal Year Ended 1/31/10
Brokerage Transactions
Allocated to Brokers Providing Research Services	—	—	$	________
Brokerage Commissions
Total Brokerage Commissions Paid	$59,375	$71,542	$	________
Commissions Paid to Brokers Providing Research Services	—	—	$	________

Small Cap Value Fund

	Fiscal Year Ended 12/31/07	Fiscal Year Ended 12/31/08		Fiscal Year Ended 12/31/09
Brokerage Transactions
Allocated to Brokers Providing Research Services	$122,912,640	$175,384,405		$	________
Brokerage Commissions
Total Brokerage Commissions Paid	$196,869	$371,557	†	$	________
Commissions Paid to Brokers Providing Research Services	$152,154	$192,776		$	________

†	The total brokerage commissions paid by the Vaughan Nelson Small Cap Value Fund increased significantly from 2007 to 2008 as a result of a corresponding increase in the size of the Fund’s portfolio.

Targeted Equity Fund

	Fiscal Year Ended 12/31/07	Fiscal Year Ended 12/31/08		Fiscal Year Ended 12/31/09
Brokerage Transactions
Allocated to Brokers Providing Research Services	$2,229,471,711	$3,426,395,316		$	________
Brokerage Commissions
Total Brokerage Commissions Paid	$1,577,800	$3,230,824	†	$	________
Commissions Paid to Brokers Providing Research Services	$1,112,456	$2,980,036		$	________

†	The total brokerage commissions paid increased significantly from 2007 to 2008 as a result of increased turnover in the Fund’s portfolio.

U.S. Diversified Portfolio

	Fiscal Year Ended 12/31/07	Fiscal Year Ended 12/31/08	Fiscal Year Ended 12/31/09
Brokerage Transactions
Allocated to Brokers Providing Research Services	$15,574,174	$892,117,903	$	________
Brokerage Commissions
Total Brokerage Commissions Paid	$853,633	$885,054	$	________
Commissions Paid to Brokers Providing Research Services	$77,503	$437,706	$	________
Commissions Paid to Affiliated Brokers
Empirical*	$2,110	$—	$	________
ISI*	$3,357	$—	$	________
Washington Analysis*	$451	$—	$	________
Merrill Lynch*	$28,378	$20,862	$	________
Piper Jaffray*/**	$—	$140	$	________

*	Empirical, ISI, Washington Analysis, Merrill Lynch and Piper Jaffray are or were affiliated persons of BlackRock, which served as subadviser to the Portfolio during the periods shown.
**	Commissions reflect period July 1- September 10, 2008, during which Piper Jaffrey was an affiliated broker of BlackRock.

Value Opportunity Fund

	Fiscal Year Ended 12/31/08[1]	Fiscal Year Ended 12/31/09
Brokerage Transactions
Allocated to Brokers Providing Research Services	$82,139	$	________
Brokerage Commissions
Total Brokerage Commissions Paid	$1,061	$	________
Commissions Paid to Brokers Providing Research Services	$90	$	________

[1]	The Fund commenced operations on October 31, 2008.

REGULAR BROKER-DEALERS

The table below contains the aggregate value of securities of each Fund’s “regular broker-dealers”* (or the parent of the regular broker-dealers) held by each Fund, if any, as of the fiscal year ended December 31, 2009 (January 31, 2010 for Real Estate Fund).

Fund	Regular Broker-Dealer		Aggregate Value of Securities of each Regular Broker or Dealer (or its Parent) Held by Fund
Income Diversified Portfolio	[	]	$	[	]
International Fund	[	]	$	[	]
Large Cap Value Fund	[	]	$	[	]
Real Estate Fund	[	]	$	[	]
Small Cap Value Fund	[	]	$	[	]
Targeted Equity Fund	[	]	$	[	]
U.S. Diversified Portfolio	[	]	$	[	]
Value Opportunity Fund	[	]	$	[	]

*	“Regular Broker-Dealers” are defined by the SEC as: (a) one of the ten brokers or dealers that received the greatest dollar amount of brokerage commissions by virtue of direct or indirect participation in the company’s portfolio transactions during the company’s most recent fiscal year; (b) one of the ten brokers or dealers that engaged as principal in the largest dollar amount of portfolio transactions of the investment company during the company’s most recent fiscal year; or (c) one of the ten brokers or dealers that sold the largest dollar amount of securities of the investment company during the company’s most recent fiscal year.

SALES CHARGES AND DISTRIBUTION AND SERVICE (12B-1) FEES

As explained in this Statement, the Class A, Class B (where applicable) and Class C shares of each Fund pay the Distributor fees under plans adopted pursuant to Rule 12b-1 under the 1940 Act (“Plans”). The following table shows the amounts of Rule 12b-1 fees paid by the Funds under the Plans during the past three fiscal years. All amounts paid under the Plans during the last fiscal year were paid as compensation to the Distributor. Compensation payable under the Plans may be paid regardless of the Distributor’s expenses. The anticipated benefits to the Funds of the Plans include the ability to attract and maintain assets.

Fund	Fiscal Year Ended 1/31/08	Fiscal Year Ended 1/31/09	Fiscal Year Ended 1/31/10
Real Estate Fund
Class A	$257,814	$159,488	$	______________
Class B	$157,492	$75,649	$	______________
Class C	$247,013	$147,954	$	______________

Fund	Fiscal Year Ended 12/31/07	Fiscal Year Ended 12/31/08		Fiscal Year Ended 12/31/09
Income Diversified Portfolio
Class A	$148,770	$113,014		$75,134
Class C	$785,349	$503,567		$255,510
International Fund
Class A	$305,801	$251,212		$168,359
Class B	$323,413	$188,700		$85,871
Class C	$255,374	$198,324		$114,088
Large Cap Value Fund
Class A	$481,059	$331,563		$235,046
Class B	$339,629	$152,971		$75,464
Class C	$174,627	$108,703		$62,177
Small Cap Value Fund
Class A	$240,992	$316,076		$660,711
Class B	$295,218	$178,059		$102,478
Class C	$206,751	$215,383		$311,578
Targeted Equity Fund
Class A	$1,796,683	$1,990,225		$1,622,810
Class B	$353,570	$227,932		$121,121
Class C	$103,588	$481,317		$646,657
U.S. Diversified Portfolio
Class A	$1,023,056	$825,839		$604,943
Class B	$1,380,162	$759,893		$361,498
Class C	$473,124	$363,382		$249,145
Value Opportunity Fund
Class A		$3	[1]	$2,145
Class C		$27	[1]	$1,235

[1]	The Fund commenced operations on October 31, 2008.

The Distributor’s expenses relating to the Funds’ Plans during the fiscal year ended December 31, 2009 (January 31, 2010 for Real Estate Fund) are listed in the following table. Compensation to broker-dealers excludes advanced commissions sold to a third party.

Fund	Advertising and Printing and Mailing of Prospectuses to Other Than Current Shareholders	Compensation to Underwriters	Compensation to Broker- Dealers	Compensation to Sales Personnel	Interest, Carrying or Other Finance Charges			Other Distribution Costs	Total
Income Diversified Portfolio	$10,576	$10,478	$333,298	$2,393	$	[_______	]	$41,175	$397,919
International Fund	$12,272	$29,345	$300,652	$5,037	$	[_______	]	$48,818	$396,124
Large Cap Value Fund	$11,964	$18,393	$298,120	$3,027	$	[_______	]	$48,594	$380,099
Real Estate Fund	$14,483	$65,111	$175,319	$14,237	$	[_______	]	$60,080	$329,230
Small Cap Value Fund	$51,448	$735,043	$891,984	$198,213	$	[_______	]	$235,648	$2,112,336
Targeted Equity Fund	$32,308	$408,982	$2,056,234	$95,464	$	[_______	]	$144,873	$2,737,862
U.S. Diversified Portfolio	$12,188	$23,745	$928,923	$4,922	$	[_______	]	$50,064	$1,019,842
Value Opportunity Fund	$10,072	$20,504	$70,075	$2,671	$	[_______	]	$36,780	$140,102

OWNERSHIP OF FUND SHARES

As of February 5, 2010, to the Trusts’ knowledge, the following persons owned of record or beneficially 5% or more of the outstanding shares of the indicated classes of the Funds set forth below.*

FUND	SHAREHOLDER	PERCENTAGE
AEW Real Estate Fund[1]

Class A	UBS WM USA JERSEY CITY NJ 07310-2055	24.16%

	HANYS UPSTATE PLANS UTICA NY 13502-6317	16.10%

	CITIGROUP GLOBAL MARKETS INC OWINGS MILLS MD 21117-3256	9.21%

	COMMUNITY BANK NA CUST UTICA NY 13502-6317	6.67%

Class C	CHARLES SCHWAB & CO INC SAN FRANCISCO CA 94104-4151	29.12%

	MLPF&S FOR THE SOLE BENEFIT OF IT’S CUSTOMERS JACKSONVILLE FL 32246-6484	16.45%

	CITIGROUP GLOBAL MARKETS INC OWINGS MILLS MD 21117-3256	14.94%

	UBS WM USA JERSEY CITY NJ 07310-2055	12.38%

	WELLS FARGO BANK NA FBO MINNEAPOLIS MN 55480-1533	6.40%

Class Y	NFS LLS FEBO DALLAS TX 75283-1575	42.60%

	WELLS FARGO BANK NA FBO MINNEAPOLIS MN 55480-1533	8.81%

	CHARLES SCHWAB & CO INC SAN FRANCISCO CA 94104-4151	6.25%

CGM Advisor Targeted Equity Fund

Class A	UBS WM USA JERSEY CITY NJ 07310-2055	5.96%

	OTC CUSTODIAN FBO GREENWOOD VILLAGE CO 80111-5002	5.23%

Class C	MLPF&S FOR THE SOLE BENEFIT OF IT’S CUSTOMERS JACKSONVILLE FL 32246-6484	35.40%

	CITIGROUP GLOBAL MARKETS INC OWINGS MILLS MD 21117-3256	16.68%

	UBS WM USA JERSEY CITY NJ 07310-2055	7.78%

Class Y	MLPF&S FOR THE SOLE BENEFIT OF IT’S CUSTOMERS JACKSONVILLE FL 32246-6484	76.18%

	EQUITABLE TRUST COMPANY NASHVILLE TN 37205-2314	7.08%

	CHARLES SCHWAB & CO INC SAN FRANCISCO CA 94104-4151	6.77%

Hansberger International Fund

Class C	MLPF&S FOR THE SOLE BENEFIT OF IT’S CUSTOMERS JACKSONVILLE FL 32246-6484	18.65%

	UBS WM USA JERSEY CITY NJ 07310-2055	18.18%

	CITIGROUP GLOBAL MARKETS INC OWINGS MILLS MD 21117-3256	5.16%

Harris Associates Large Cap Value Fund

Class C	MLPF&S FOR THE SOLE BENEFIT OF IT’S CUSTOMERS JACKSONVILLE FL 32246-6484	47.59%

	CITIGROUP GLOBAL MARKETS INC OWINGS MILLS MD 21117-3256	7.69%

Class Y	CHARLES SCHWAB & CO INC SAN FRANCISCO CA 94104-4151	47.66%

	MLPF&S FOR THE SOLE BENEFIT OF IT’S CUSTOMERS JACKSONVILLE FL 32246-6484	15.42%

	VIRGINIA G MOOSE & JAMES M MOOSE JR SACRAMENTO CA 95818-3707	6.26%

Natixis Income Diversified Portfolio[2,3]

Class A	CITIGROUP GLOBAL MARKETS INC OWINGS MILLS MD 21117-3256	59.83%

	MLPF&S FOR THE SOLE BENEFIT OF IT’S CUSTOMERS JACKSONVILLE FL 32246-6484	11.14%

	UBS WM USA JERSEY CITY NJ 07310-2055	7.30%

Class C	MLPF&S FOR THE SOLE BENEFIT OF IT’S CUSTOMERS JACKSONVILLE FL 32246-6484	53.10%

	UBS WM USA JERSEY CITY NJ 07310-2055	16.23%

	CITIGROUP GLOBAL MARKETS INC OWINGS MILLS MD 21117-3256	8.54%

Natixis U.S. Diversified Portfolio

Class C	UBS WM USA JERSEY CITY NJ 07310-2055	15.34%

	MLPF&S FOR THE SOLE BENEFIT OF IT’S CUSTOMERS JACKSONVILLE FL 32246-6484	11.34%

	CITIGROUP GLOBAL MARKETS INC OWINGS MILLS MD 21117-3256	5.90%

Class Y	ORCHARD TRUST CO TTEE GREENWOOD VILLAGE CO 80111-5002	44.03%

	METLIFE INSURANCE COMPANY JERSEY CITY NJ 07302-3855	28.79%

	MLPF&S FOR THE SOLE BENEFIT OF IT’S CUSTOMERS JACKSONVILLE FL 32246-6484	12.06%

	METROPOLITAN LIFE CO/SA STA GREENWOOD VLG CO 80111-5002	8.16%

	NEW ENGLAND/SA DIA GREENWOOD VLG CO 80111-5002	5.19%

Vaughan Nelson Small Cap Value Fund

Class A	CHARLES SCHWAB & CO INC SAN FRANCISCO CA 94104-4151	16.51%

	NFS LLC FEBO LOUISVILLE KY 40202-3215	12.96%

	UBS WM USA JERSEY CITY NJ 07310-2055	11.66%

	NFS LLC FEBO NEW YORK NY 10006-2254	6.02%

Class C	MLPF&S FOR THE SOLE BENEFIT OF IT’S CUSTOMERS JACKSONVILLE FL 32246-6484	25.39%

	CITIGROUP GLOBAL MARKETS INC OWINGS MILLS MD 21117-3256	18.58%

	UBS WM USA JERSEY CITY NJ 07310-2055	7.65%

Class Y	LPL FINANCIAL SAN DIEGO CA 92150-9046	33.81%

	CHARLES SCHWAB & CO INC SAN FRANCISCO CA 94104-4151	27.72%

	THE VANGUARD FIDUCIARY TRUST WAYNE PA 19087-1816	8.53%

	PARBANC CO PARKERSBURG WV 26101-5144	8.36%

Vaughan Nelson Value Opportunity Fund[4]

Class A	CHARLES SCHWAB & CO INC SAN FRANCISCO CA 94104-4151	68.73%

Class C	RAYMOND JAMES & ASSOC INC CSDN PITTSBURGH PA 15237-3804476	10.13%

	RAYMOND JAMES & ASSOC INC CSDN ELKINS PARK PA 19027-1106058	8.02%

	LPL FINANCIAL SAN DIEGO CA 92121-1968	7.95%

	LPL FINANCIAL SAN DIEGO CA 92121-1968	7.43%

	LPL FINANCIAL SAN DIEGO CA 92121-1968	7.39%

	RAYMOND JAMES & ASSOC INC CSDN ROCKY RIVER OH 44116-1642605	5.94%

	LPL FINANCIAL SAN DIEGO CA 92121-1968	5.40%

Class Y	CHARLES SCHWAB & CO INC SAN FRANCISCO CA 94104-4151	42.44%

	NATIXIS GLOBAL ASSET MANAGEMENT LP BOSTON MA 02116-3368	11.47%

	PERSHING LLC JERSEY CITY NJ 07303-2052	7.67%

	LPL FINANCIAL SAN DIEGO CA 92121-1968	7.45%

	SEI PRIVATE TRUST CO OAKS PA 19456-9989	6.22%

*	To the extent that any listed shareholder beneficially owns more than 25% of the Funds, it may be deemed to “control” the Funds within the meaning of the 1940 Act. The effect of such control may be to reduce the ability of other shareholders of the Fund to take actions requiring the affirmative vote of holders of a plurality or majority of the Fund’s shares without the approval of the controlling shareholder.
[1]

As of February 5, 2010, NFS LLC, Bridger, MT 59014-9506, owned 28.01% of AEW Real Estate Fund and therefore may be presumed to “control” the Fund, as that term is defined in the Investment Company Act of 1940 Act. However, such ownership may be beneficially held by individuals or entities other than NFS LLC.

[2]

As of February 5, 2010, Citi Group Global Markets, Inc., Owings Mills, MD 21117-3256, owned 38.25% of Natixis Income Diversified Portfolio and therefore may be presumed to “control” the Fund, as that term is defined in the Investment Company Act of 1940 Act. However, such ownership may be beneficially held by individuals or entities other than Citi Group Global Markets, Inc.

[3]

As of February 5, 2010, Merrill Lynch Pierce Fenner & Smith Inc., Jacksonville Fl 32246-6484, owned 28.79% of Natixis Income Diversified Portfolio and therefore may be presumed to “control” the Fund, as that term is defined in the Investment Company Act of 1940 Act. However, such ownership may be beneficially held by individuals or entities other than Merrill Lynch Pierce Fenner & Smith.

[4]

As of February 5, 2010, Charles Schwab & Co., Inc., San Francisco, CA 94104-4122, owned 48.77% of the Vaughan Nelson Value Opportunity Fund and therefore may be presumed to “control” the Fund, as that term is defined in the Investment Company Act of 1940 Act. However, such ownership may be beneficially held by individuals or entities other than Charles Schwab.

THE TRUSTS

Natixis Funds Trust I is registered with the SEC as an open-end management investment company and is organized as a Massachusetts business trust under the laws of Massachusetts by a Declaration of Trust dated June 7, 1985, as amended and restated on June 2, 2005, and is a “series” company as described in Section 18(f)(2) of the 1940 Act, as amended. Currently, each series of the Trust is diversified except for Absolute Asia Dynamic Equity Fund. The name of the Trust has changed several times since its organization as noted below:

Trust Name	Date
The New England Life Government Securities Trust	June 1985 to August 1986
The New England Funds	September 1986 to March 1994
New England Funds Trust I	April 1994 to December 2000
Nvest Funds Trust I	January 2000 to April 2001
CDC Nvest Funds Trust I	May 2001 to April 2005
IXIS Advisor Funds Trust I	May 2005 to August 2007
Natixis Funds Trust I	August 2007 to present

Natixis Funds Trust I has seven (7) separate portfolios. Loomis Sayles Core Plus Bond Fund has a different fiscal year end and information regarding this portfolio can be found in the Natixis Funds Statement of Additional Information dated February 1, 2010. Absolute Asia Dynamic Equity Fund was organized in 2010 and commenced operations on February 26, 2010. Information regarding Absolute Asia Dynamic Equity Fund can be found in the Absolute Asia Dynamic Equity Fund Statement of Additional Information dated February 26, 2010. Income Diversified Portfolio was organized in 2005 and commenced operations on November 17, 2005. Prior to August 1, 2007, Income Diversified Portfolio was named “IXIS Income Diversified Portfolio.” International Fund was organized in 1995 and commenced operations on December 29, 1995. Prior to March 1, 2004, International Fund was named “CDC Nvest Star International Fund.” Small Cap Value Fund was organized in 1996 and commenced operations on December 31, 1996. Prior to March 1, 2004, Small Cap Value Fund was named “CDC Nvest Star Small Cap Fund.” Targeted Equity Fund is the successor of NEL Growth Funds, Inc., which commenced operations in 1968. U.S. Diversified Portfolio was organized in 1994 and commenced operations on July 7, 1994. Prior to August 1, 2007, U.S. Diversified Portfolio was named “IXIS U.S. Diversified Portfolio.”

Natixis Funds Trust II is registered with the SEC as an open-end management investment company and is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to a Declaration of Trust dated May 6, 1931, as amended and restated on June 2, 2005, and consisted of a single Fund (now the Large Cap Value Fund) until January 1989, when the Trust was reorganized as a “series” company as described in Section 18(f)(2) of the 1940 Act. Currently, each series of the Trust is diversified. The name of the Trust has changed several times since its organization as noted below:

Trust Name	Date
Investment Trust of Boston	May 1931 to November 1988
Investment Trust of Boston Funds	December 1988 to April 1992
TNE Funds Trust	April 1992 to March 1994
New England Funds Trust II	April 1994 to January 2000
Nvest Funds Trust II	January 2000 to April 2001
CDC Nvest Funds Trust II	May 2001 to April 2005
IXIS Advisor Funds Trust II	May 2005 to August 2007
Natixis Funds Trust II	August 2007 to present

Natixis Funds Trust II currently has four (4) separate portfolios. Two of these portfolios are described in a stand-alone statement of additional information and information regarding these portfolios can be found in the ASG Global Alternatives Fund Statement of Additional Information dated May 1, 2010. Large Cap Value Fund was organized in 1931 and commenced operations on May 6, 1931. Prior to March 1, 2004, Large Cap Value Fund was named “Harris Associates Growth and Income Fund.” Value Opportunity Fund was organized in 2008 and commenced operations on October 31, 2008.

Natixis Funds Trust IV is registered with the SEC as an open-end management investment company and is organized as a Massachusetts business trust under the laws of Massachusetts by a Declaration of Trust dated March 17, 2000, as amended, and is a “series” company as described in Section 18(f) (2) of the 1940 Act. The sole series of the Trust is diversified. The name of the Trust has changed several times since its organization as noted below:

Trust Name	Date
Nvest Companies Trust I	March 2000 to April 2001
CDC Nvest Companies Trust I	May 2001 to April 2005
IXIS Advisor Funds Trust IV	May 2005 to August 2007
Natixis Funds Trust IV	August 2007 to present

Natixis Funds Trust IV has one portfolio, the Real Estate Fund, which commenced operations on September  1, 2000.

INVESTMENT STRATEGIES AND RISKS

Investment Restrictions

The following is a list of certain investment strategies, including particular types of securities, instruments, or specific practices, which may be used by the adviser or subadviser of a Fund in managing the Fund. Each Fund’s principal strategies are detailed in its Prospectus. Due to the multi-manager approach of Income Diversified Portfolio and U.S. Diversified Portfolio, investing in a certain security or engaging in a certain practice may be a principal strategy for one segment of a Fund and a secondary strategy for another segment of such Fund. This Statement describes some of the non-principal strategies the Funds may use, in addition to providing additional information about their principal strategies. The list under each category below is not intended to be an exclusive list of securities, instruments and practices for investment. Unless a strategy, practice or security is specifically prohibited by the investment restrictions listed in the Prospectus, under “Investment Restrictions” in this Statement or under applicable law, each Fund may engage in each of the strategies and invest in each security and instrument listed below. The adviser may invest in a general category listed below and, where applicable, with particular emphasis on a certain type of security, but investment is not limited to the categories listed below or the securities specifically enumerated under each category. A Fund is not required to engage in a particular transaction or invest in any security or instrument, even if to do so might benefit the Fund. The adviser or subadviser may invest in some securities under a given category as a primary strategy and in other securities under the same category as a secondary strategy. The adviser or subadviser may invest in any security that falls under the specific category, including securities that are not listed below. The Prospectus or this Statement will be updated if a Fund begins to engage in investment practices that are not described in the Prospectus or this Statement.

Fund	Securities	Practices
Income Diversified Portfolio

Debt Securities ( Asset-Backed Securities, Bank Loans, Collateralized Mortgage Obligations, Lower-Quality Fixed-Income Securities, Investment Grade Fixed-Income Securities, Mortgage-related Securities, Structured Notes, Stripped Securities, Step Coupon Securities, Zero-Coupon Securities, Pay-in-Kind Securities, Convertible Securities, U.S. Government Securities)

Equity Securities (Corporate Reorganizations, Investment Companies, REITs, Real Estate Securities, Preferred Securities)

Foreign Securities (Bonds, Supranational Entities, Developed Markets, Currency Hedging Transactions, Depositary Receipts, Emerging Markets, Foreign Currency)

Money Market Instruments

Initial Public Offerings

When-Issued Securities

Privatizations

Futures Contracts

Options

Swap Contracts

Short Sales

Illiquid Securities

Private Placements

Repurchase Agreements

Reverse Repurchase Agreements

Securities Lending

International Fund

Debt Securities (Structured Notes, Zero-Coupon Securities, Stripped Securities, Mortgage-related Securities, Asset-backed Securities, Step-Coupon Securities, Pay-in-Kind Securities, Collateralized Mortgage Obligations, U.S. Government Securities)

Equity Securities (Corporate Reorganizations, Investment Companies, Convertible Preferred Stocks, REITs)

Foreign Securities (Bonds, Currency Hedging, Currency Speculation, Supranational Entities, Emerging Markets, Depositary Receipts)

Money Market Instruments

Initial Public Offerings

When-Issued Securities

Privatizations

Futures Contracts

Options

Swap Contracts

Illiquid Securities

Short Sales

Repurchase Agreements

Reverse Repurchase Agreements

Securities Lending

Large Cap Value Fund

Debt Securities (Investment Grade Fixed-Income Securities, Zero-Coupon Securities, Convertible Securities, U.S. Government Securities)

Equity Securities (Corporate Reorganizations, Investment Companies)

Foreign Securities (Supranational Entities, Depositary Receipts, Currency Hedging)

Money Market Instruments

Initial Public Offerings Futures Contracts Options Swap Contracts Illiquid Securities Repurchase Agreements Securities Lending

Fund	Securities	Practices
Real Estate Fund

Debt Securities ( Mortgage-related Securities, Collateralized Mortgage Obligations, Zero-Coupon Securities, Convertible Securities)

Equity Securities(Corporate Reorganizations, REITs, Real Estate Securities)

Foreign Securities (Depositary Receipts) Money Market Instruments

Initial Public Offerings Private Placements Illiquid Securities Repurchase Agreements Securities Lending When-issued Securities

Small Cap Value Fund

Debt Securities (Structured Notes,

Mortgage-related Securities, Asset-backed Securities, Collateralized Mortgage Obligations, Step-Coupon Securities, Pay-in-Kind Securities, Zero-Coupon Securities, Section 4(2) Commercial Paper, Stripped Securities, Convertible Securities, U.S. Government Securities)

Equity Securities (Corporate Reorganizations, Investment

Companies, REITS)

Foreign Securities (Bonds, Currency

Hedging, Currency Speculation, Emerging Markets, Depositary Receipts, Supranational Entities)

Money Market Instruments

Initial Public Offerings

When-Issued Securities

Privatizations

Futures Contracts

Options

Swap Contracts

Illiquid Securities

Short Sales

Repurchase Agreements

Reverse Repurchase Agreements

Securities Lending

Targeted Equity Fund

Debt Securities (Investment Grade Fixed-Income Securities, Zero-Coupon Securities, Convertible Securities, U.S. Government Securities)

Equity Securities: (Corporate Reorganizations, Investment Companies, REITs)

Foreign Securities

Money Market Instruments

Illiquid Securities Initial Public Offerings Futures Contracts Swap Contracts Repurchase Agreements Reverse Repurchase Agreements Securities Lending

U.S. Diversified Portfolio

Debt Securities (Structured Notes, Zero-Coupon Securities, Pay-in-Kind

Securities, Stripped Securities, Step-Coupon Securities, Mortgage-related Securities, Asset-Backed Securities, Collateralized Mortgage Obligations, U.S. Government Securities)

Equity Securities (Corporate Reorganizations, Investment

Companies)

Foreign Securities (Bonds, Currency

Hedging, Supranational Entities, Emerging Markets, Depositary Receipts, Currency Speculation)

Money Market Instruments

Initial Public Offerings

When-Issued Securities

Privatizations

Futures Contracts

Options

Swap Contracts

Illiquid Securities

Short Sales

Repurchase Agreements

Reverse Repurchase Agreements

Rights

Securities Lending

Fund	Securities	Practices
Value Opportunity Fund

Debt Securities (Convertible Securities, Investment Grade Fixed-Income Securities, Mortgage-related Securities, Rule 144A Securities, U.S. Government Securities)

Equity Securities (Common Stock, Corporate Reorganizations, Investment Companies, Preferred Stock, REITs, Convertible Securities, Partnerships, Warrants)

Foreign Securities (Depositary Receipts, Emerging Markets, Currency Transactions)

Money Market Instruments

Initial Public Offerings Illiquid Securities Futures Contracts Options When-Issued Securities Repurchase Agreements Reverse Repurchase Agreements Securities Lending

Investment Strategies

TYPES OF SECURITIES

Debt Securities

Each of the Funds may invest in debt securities. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero-coupon securities, do not pay interest but are sold at a discount from their face values. Debt securities include corporate bonds, government securities and mortgage- and other asset-backed securities. Debt securities include a broad array of short-, medium- and long-term obligations issued by the United States or foreign governments, government or international agencies and instrumentalities, and corporate issuers of various types. Some debt securities represent uncollateralized obligations of their issuers; in other cases, the securities may be backed by specific assets (such as mortgages or other receivables) that have been set aside as collateral for the issuer’s obligation. Debt securities generally involve an obligation of the issuer to pay interest or dividends either on a current basis or at the maturity of the securities, as well as the obligation to repay the principal amount of the security at maturity.

Risks. Debt securities are subject to market risk and credit risk. Credit risk relates to the ability of the issuer to make payments of principal and interest and includes the risk of default. Sometimes, an issuer may make these payments from money raised through a variety of sources, including, with respect to issuers of municipal securities, (i) the issuer’s general taxing power, (ii) a specific type of tax such as a property tax, or (iii) a particular facility or project such as a highway. The ability of an issuer to make these payments could be affected by general economic conditions, issues specific to the issuer, litigation, legislation or other political events, the bankruptcy of the issuer, war, natural disasters, terrorism or other major events. U.S. government securities do not involve the credit risks associated with other types of fixed-income securities; as a result, the yields available from U.S. government securities are generally lower than the yields available from corporate and municipal debt securities. Market risk is the risk that the value of the security will fall because of changes in market rates of interest. Generally, the value of debt securities falls when market rates of interest are rising. Some debt securities also involve prepayment or call risk. This is the risk that the issuer will repay a Fund the principal on the security before it is due, thus depriving the Fund of a favorable stream of future interest payments.

Because interest rates vary, it is impossible to predict the income of a Fund that invests in debt securities for any particular period. Fluctuations in the value of a Fund’s investments in debt securities will cause the Fund’s net asset value (“NAV”) to increase or decrease.

Adjustable Rate Mortgage Security (“ARM”)

Some Funds may invest in ARMs. An ARM, like a traditional mortgage security, is an interest in a pool of mortgage loans that provides investors with payments consisting of both principal and interest as mortgage loans in the underlying mortgage pool are paid off by the borrowers. ARMs have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on changes in market interest rates or changes in the issuer’s creditworthiness. Since the interest rates are reset only periodically, changes in the interest rate on ARMs may lag behind changes in prevailing market interest rates. In addition, some ARMs (or the underlying mortgages) are subject to caps or floors that limit the maximum change in interest rate during a specified period or over the life of the security. As a result, changes in the interest rate on an ARM may not fully reflect changes in prevailing market interest rates during certain periods. Because of the resetting of interest rates, ARMs are less likely than non-adjustable rate securities of comparable quality and maturity to increase significantly in value when market interest rates fall. In addition, a Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying ARM to exceed a cap rate for a particular mortgage. See “Mortgage-Related Securities” below for more information on the risks involved in ARMs.

Asset-Backed Securities

Some Funds may invest in asset-backed securities. The securitization techniques used to develop mortgage securities are also being applied to a broad range of other assets. Mortgage-backed securities are a type of asset-backed security. Through the use of trusts and special purpose vehicles, assets, such as automobile and credit card receivables, are being securitized in pass-through structures similar to mortgage pass-through structures or in a pay-through structure similar to a collateralized mortgage obligation structure (described below). Generally, the issuers of asset-backed bonds, notes or pass-through certificates are special purpose entities and do not have any significant assets other than the receivables securing such obligations. In general, the collateral supporting asset-backed securities is of shorter maturity than mortgage loans. Instruments backed by pools of receivables are similar to mortgage-backed securities in that they are subject to unscheduled prepayments of principal prior to maturity. When the obligations are prepaid, a Fund will ordinarily reinvest the prepaid amounts in securities the yields of which reflect interest rates prevailing at the time. Therefore, a Fund’s ability to maintain a portfolio that includes high-yielding asset-backed securities will be adversely affected to the extent that prepayments of principal must be reinvested in securities that have lower yields than the prepaid obligations. Moreover, prepayments of securities purchased at a premium could result in a realized loss.

In addition, the value of some mortgage-backed or asset-backed securities in which a Fund invests may be particularly sensitive to changes in prevailing interest rates, and the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the Fund’s adviser to forecast interest rates and other economic factors correctly. The market for mortgage-backed and asset-backed securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined. There can be no assurance that these markets will become more liquid or less volatile, and it is possible that the value of these securities could decline further. Asset-backed securities involve risks similar to those described under “Mortgage-Related Securities” below.

Bank Loans

Some Funds may invest in bank loans, which include senior secured and unsecured floating rate loans made by banks and other financial institutions to corporate customers. Typically, these loans hold the most senior position in a borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently. These loans generally will not be rated investment grade by the rating agencies. Economic downturns generally lead to higher non-payment and default rates and a senior loan could lose a substantial part of its value prior to a default. However, as compared to junk bonds, senior floating rate loans are typically senior in the capital structure and are often secured by collateral of the borrower. A Fund’s investments in loans are subject to credit risk, and even secured bank loans may not be adequately collateralized. The interest rates on many bank loans reset frequently, and therefore investors are subject to the risk that the return will be less than anticipated when the investment was first made. Most bank loans, like most investment grade bonds, are not traded on any national securities exchange. Bank loans generally have less liquidity than investment grade bonds and there may be less public information available about them. A Fund may participate in the primary syndicate for a bank loan or it may also purchase loans from other lenders (sometimes referred to as loan assignments).

A Fund may also acquire a participation interest in another lender’s portion of the senior loan. Large loans to corporations or governments may be shared or syndicated among several lenders, usually banks. A Fund may participate in such syndicates, or can buy part of a loan, becoming a direct lender. Participation interests involve special types of risk, including liquidity risk and the risks of being a lender. If a Fund purchases a participation interest, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the credit risk of the borrower.

Collateralized Mortgage Obligations (“CMOs”)

Some Funds may invest in CMOs. CMOs are securities backed by a portfolio of mortgages or mortgage securities held under indentures. CMOs may be issued either by U.S. Government instrumentalities or by non-governmental entities. CMOs are not direct obligations of the U.S. Government. The issuer’s obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage securities. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to its maturity. Thus, the early retirement of a particular class or series of CMO held by a Fund would have the same effect as the prepayment of mortgages underlying a mortgage pass-through security. CMOs and other asset-backed and mortgage-backed securities may be considered derivative securities. CMOs involve risks similar to those described under “Mortgage-Related Securities” below.

Convertible Securities

Some Funds may invest in convertible securities. Convertible securities include corporate bonds, notes or preferred stocks of U.S. or foreign issuers that can be converted into (exchanged for) common stocks or other equity securities. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Since convertible securities may be converted into equity securities, their values will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying equity security. Convertible securities are generally subject to the same risks as non-convertible fixed-income securities, but usually provide a lower yield than comparable fixed-income securities. Many convertible securities are relatively illiquid.

Fixed-Income Securities

Some Funds may invest in fixed-income securities. Fixed-income securities pay a specified rate of interest or dividends, or a rate that is adjusted periodically by reference to some specified index or market rate. Fixed-income securities include securities issued by federal, state, local, and foreign governments and related agencies, and by a wide range of private or corporate issuers. Fixed-income securities include, among others, bonds, debentures, notes, bills, and commercial paper. Because interest rates vary, it is impossible to predict the income of a Fund for any particular period. In addition, the prices of fixed-income securities generally vary inversely with changes in interest rates. Prices of fixed-income securities may also be affected by items related to a particular issue or to the debt markets generally. The NAV of a Fund’s shares will vary as a result of changes in the value of the securities in the Fund’s portfolio.

Investment-Grade Fixed-Income Securities. To be considered investment-grade quality, at least one of the three major rating agencies (such as Fitch Investor Services, Inc. (“Fitch”), Moody’s Investors Services, Inc. (“Moody’s”) or Standard & Poor’s Ratings Group (“S&P”)) must have rated the security in one of its top four rating categories at the time a Fund acquires the security or, if the security is unrated, the Fund’s adviser or subadviser must have determined it to be of comparable quality.

Lower-Quality Fixed-Income Securities. Lower-quality fixed-income securities (commonly referred to as “junk bonds”) are below investment grade quality. To be considered below investment-grade quality, none of the major rating agencies must have rated the security in one of its top four rating categories at the time a Fund acquires the security or, if the security is unrated, the Fund’s adviser or subadviser must have determined it to be of comparable quality.

Lower-quality fixed-income securities are subject to greater credit risk and market risk than higher-quality fixed-income securities. Lower-quality fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments. If a Fund invests in lower-quality fixed-income securities, a Fund’s achievement of its objective may be more dependent on the adviser’s or the subadviser’s own credit analysis than is the case with funds that invest in higher-quality fixed-income securities. The market for lower-quality fixed-income securities may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of this market, or by legislation that limits the ability of certain categories of financial institutions to invest in these securities. In addition, the secondary market may be less liquid for lower-quality fixed-income securities. This lack of liquidity at certain times may affect the values of these securities and may make the evaluation and sale of these securities more difficult. Lower-quality fixed-income securities may be in poor standing or in default and typically have speculative characteristics.

For more information about the ratings services’ descriptions of the various rating categories, see Appendix A. A Fund may continue to hold fixed-income securities that are downgraded in quality subsequent to their purchase if the Fund’s adviser or subadviser believes it would be advantageous to do so.

Inflation-Linked and Inflation-Indexed Securities

Some Funds may invest in inflation-linked securities. The principal amount of these bonds increases with increases in the price index used as a reference value for the bonds. In addition, the amounts payable as coupon interest payments increase when the price index increases because the interest amount is calculated by multiplying the principal amount (as adjusted) by a fixed coupon rate.

Although inflation-indexed securities protect their holders from long-term inflationary trends, short-term increases in inflation may result in a decline in value. The values of inflation-linked securities generally fluctuate in response to changes to real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a rate faster than nominal interest rates, real interest rates might decline, leading to an increase in value of the inflation-linked securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-linked securities. If inflation is lower than expected during a period a Fund holds inflation-linked securities, the Funds may earn less on such securities than on a conventional security. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in inflation-linked securities may not be protected to the extent that the increase is not reflected in the price index used as a reference for the securities. There can be no assurance that the price index used for an inflation-linked security will accurately measure the real rate of inflation in the prices of goods and services. Inflation-linked and inflation-indexed securities include Treasury Inflation-Protected Securities issued by the U.S. Government (see “U.S. Government Securities” for additional information), but also may include securities issued by state, local and non-U.S. Governments and corporations and supranational entities.

Mortgage Dollar Rolls

Some Funds may enter into mortgage dollar rolls. A dollar roll involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. A Fund will designate on its records or segregate with its custodian bank assets determined to be liquid in an amount sufficient to meet its obligations under the transactions. A dollar roll involves potential risks of loss that are different from those related to the securities underlying the transactions. A Fund may be required to purchase securities at a higher price than may otherwise be available on the open market. Since the counterparty in the transaction is required to deliver a similar, but not identical, security to the Fund, the security that the Fund is required to buy under the dollar roll may be worth less than an identical security. There is no assurance that a Fund’s use of the cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

Mortgage-Related Securities

Some Funds may invest in mortgage-related securities, such as Government National Mortgage Association (“GNMA”) or Federal National Mortgage Association (“FNMA”) certificates, which differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. As a result, if a Fund purchases these assets at a premium, a faster-than-expected prepayment rate will tend to reduce yield to maturity, and a slower-than-expected prepayment rate may have the opposite effect of increasing yield to maturity. If a Fund purchases mortgage-related securities at a discount, faster-than-expected prepayments will tend to increase, and slower-than-expected prepayments tend to reduce, yield to maturity.

Prepayments, and resulting amounts available for reinvestment by a Fund, are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates. Accelerated prepayments on securities purchased at a premium may result in a loss of principal if the premium has not been fully amortized at the time of prepayment. Although these securities will decrease in value as a result of increases in interest rates generally, they are likely to appreciate less than other fixed-income securities when interest rates decline because of the risk of prepayments. In addition, an increase in interest rates would also increase the inherent volatility of a Fund by increasing the average life of the Fund’s portfolio securities. The value of some mortgage-backed or asset-backed securities in which a Fund invests may be particularly sensitive to changes in prevailing interest rates, and the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the Fund’s adviser or subadviser to forecast interest rates and other economic factors correctly. The market for mortgage-backed and asset-backed securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined. There can be no assurance that these markets will become more liquid or less volatile, and it is possible that the value of these securities could decline further. The risk of non-payment is greater for mortgage-related securities that are backed by mortgage pools that contain “subprime” or “Alt-A” loans (loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans), but a level of risk exists for all loans. Market factors adversely affecting mortgage loan repayments may include a general economic downturn, high unemployment, a general slowdown in the real estate market, a drop in the market prices of real estate, or an increase in interest rates resulting in higher mortgage payments by holders of adjustable rate mortgages. The market for mortgage-related securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined. There can be no assurance that these markets will become more liquid or less volatile, and it is possible that the value of these securities could decline further. Securities issued by the GNMA and the FNMA and similar issuers may also be exposed to risks described under “U.S. Government Securities.”

Pay-in-Kind Securities

Some Funds may invest in pay-in-kind securities. Pay-in-kind securities pay dividends or interest in the form of additional securities of the issuer, rather than in cash. These securities are usually issued and traded at a discount from their face amounts. The amount of the discount varies depending on various factors, such as the time remaining until maturity of the securities, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The market prices of pay-in-kind securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than are other types of securities having similar maturities and credit quality.

Rule 144A Securities and Section 4(2) Commercial Paper

Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers pursuant to Rule 144A under the Securities Act. A Fund may also purchase commercial paper issued under Section 4(2) of the Securities Act. Investing in Rule 144A securities and Section 4(2) commercial paper could have the effect of increasing the level of a Fund’s illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Rule 144A securities and Section 4(2) commercial paper are treated as illiquid unless the adviser has determined, under guidelines established by each Trusts’ Board of Trustees, that the particular issue is liquid.

Step-Coupon Securities

Some Funds may invest in step-coupon securities. Step-coupon securities trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. Market values of these types of securities generally fluctuate in response to changes in interest rates to a greater degree than conventional interest-paying securities of comparable term and quality. Under many market conditions, investments in such securities may be illiquid, making it difficult for a Fund to dispose of them or determine their current value.

“Stripped” Securities

Some Funds may invest in stripped securities, which are usually structured with two or more classes that receive different proportions of the interest and principal distribution on a pool of U.S. Government or foreign government securities or mortgage assets. In some cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Stripped securities commonly have greater market volatility than other types of fixed-income securities. In the case of stripped mortgage securities, if the underlying mortgage assets experience greater than anticipated payments of principal, a Fund may fail to recoup fully its investments in IOs. The staff of the SEC has indicated that it views stripped mortgage securities as illiquid unless the securities are issued by the U.S. Government or its agencies and are backed by fixed-rate mortgages. The Funds intend to abide by the staff’s position. Stripped securities may be considered derivative securities, as discussed under “Derivative Instruments”.

Structured Notes

Some Funds may invest in a broad category of instruments known as “structured notes.” These instruments are debt obligations issued by industrial corporations, financial institutions or governmental or international agencies. Traditional debt obligations typically obligate the issuer to repay the principal plus a specified rate of interest. Structured notes, by contrast, obligate the issuer to pay amounts of principal or interest that are determined by reference to changes in some external factor or factors, or the principal and interest rate may vary from the stated rate because of changes in these factors. For example, the issuer’s obligations could be determined by reference to changes in the value of a commodity (such as gold or oil) or commodity index, a foreign currency, an index of securities (such as the S&P 500 Index) or an interest rate (such as the U.S. Treasury bill rate). In some cases, the issuer’s obligations are determined by reference to changes over time in the difference (or “spread”) between two or more external factors (such as the U.S. prime lending rate and the total return of the stock market in a particular country, as measured by a stock index). In some cases, the issuer’s obligations may fluctuate inversely with changes in an external factor or factors (for example, if the U.S. prime lending rate goes up, the issuer’s interest payment obligations are reduced). In some cases, the issuer’s obligations may be determined by some multiple of the change in an external factor or factors (for example, three times the change in the U.S. Treasury bill rate). In some cases, the issuer’s obligations remain fixed (as with a traditional debt instrument) so long as an external factor or factors do not change by more than the specified amount (for example, if the value of a stock index does not exceed some specified maximum), but if the external factor or factors change by more than the specified amount, the issuer’s obligations may be sharply reduced.

Structured notes can serve many different purposes in the management of a Fund. For example, they can be used to increase a Fund’s exposure to changes in the value of assets that the Fund would not ordinarily purchase directly (such as commodities or stocks traded in a market that is not open to U.S. investors). They can also be used to hedge the risks associated with other investments a Fund holds. For example, if a structured note has an interest rate that fluctuates inversely with general changes in a country’s stock market index, the value of the structured note would generally move in the opposite direction to the value of holdings of stocks in that market, thus moderating the effect of stock market movements on the value of a Fund’s portfolio as a whole.

Risks. Structured notes involve special risks. As with any debt obligation, structured notes involve the risk that the issuer will become insolvent or otherwise default on its payment obligations. This risk is in addition to the risk that the issuer’s obligations (and thus the value of a Fund’s investment) will be reduced because of adverse changes in the external factor or factors to which the obligations are linked. The value of structured notes will in many cases be more volatile (that is, will change more rapidly or severely) than the value of traditional debt instruments. Volatility will be especially high if the issuer’s obligations are determined by reference to some multiple of the change in the external factor or factors. Many structured notes have limited or no liquidity, so that a Fund would be unable to dispose of the investment prior to maturity. As with all investments, successful use of structured notes depends in significant part on the accuracy of the relevant adviser’s or subadviser’s analysis of the issuer’s creditworthiness and financial prospects, and of the adviser’s or subadviser’s forecast as to changes in relevant economic and financial market conditions and factors. In instances where the issuer of a structured note is a foreign entity, the usual risks associated with investments in foreign securities (described below) apply. Structured notes may be considered derivative securities.

U.S. Government Securities

The Funds may invest in some or all of the following U.S. Government securities:

U.S. Treasury Bills -Direct obligations of the U.S. Treasury that are issued in maturities of one year or less. No interest is paid on Treasury bills; instead, they are issued at a discount and repaid at full face value when they mature. They are backed by the full faith and credit of the U.S. Government.

U.S. Treasury Notes and Bonds - Direct obligations of the U.S. Treasury issued in maturities that vary between one and thirty years, with interest normally payable every six months. These obligations are backed by the full faith and credit of the U.S. Government.

Treasury Inflation-Protected Securities (“TIPS”) - Fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate.

“Ginnie Maes” - Debt securities issued by a mortgage banker or other mortgagee which represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Rural Housing Service or guaranteed by the Veterans Administration. GNMA guarantees the timely payment of principal and interest when such payments are due, whether or not these amounts are collected by the issuer of these certificates on the underlying mortgages. It is generally understood that a guarantee by GNMA is backed by the full faith and credit of the United States. Mortgages included in single family or multi-family residential mortgage pools backing an issue of Ginnie Maes have a maximum maturity of 30 years. Scheduled payments of principal and interest are made to the registered holders of Ginnie Maes (such as the Funds) each month. Unscheduled prepayments may be made by homeowners, or as a result of a default. Prepayments are passed through to the registered holder (such as the Funds, which reinvest any prepayments) of Ginnie Maes along with regular monthly payments of principal and interest.

“Fannie Maes” - The FNMA is a government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers, including state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage banks. Fannie Maes are pass-through securities issued by FNMA that are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government.

“Freddie Macs” - The Federal Home Loan Mortgage Corporation (“FHLMC”) is a corporate instrumentality of the U.S. Government. Freddie Macs are participation certificates issued by FHLMC that represent an interest in residential mortgages from FHLMC’s National Portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Freddie Macs are not backed by the full faith and credit of the U.S. Government.

Risks. U.S. Government securities generally do not involve the credit risks associated with investments in other types of fixed-income securities, although, as a result, the yields available from U.S. Government securities are generally lower than the yields available from corporate fixed-income securities. Like other debt securities, however, the values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in a Fund’s NAV. Since the magnitude of these fluctuations will generally be greater at times when a Fund’s average maturity is longer, under certain market conditions a Fund may, for temporary defensive purposes, accept lower current income from short-term investments rather than investing in higher yielding long-term securities. Securities such as those issued by Fannie Mae and Freddie Mac are guaranteed as to the payment of principal and interest by the relevant entity (e.g., FNMA or FHLMC) but have not been backed by the full faith and credit of the U.S. Government. Instead, they have been supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations. An event affecting the guaranteeing entity could adversely affect the payment of principal or interest or both on the security, and therefore, these types of securities should be considered to be riskier than U.S. Government securities. If a government sponsored entity is unable to meet its obligations, the performance of a Fund that holds securities of the entity will be adversely affected.

In September 2008, the U.S. Treasury Department announced that the government would be taking over the FNMA and FHLMC and placing the companies in a conservatorship. The companies remain in conservatorship, and the effect that this conservatorship will have on the companies’ debt and equity securities is unclear. Although the U.S. government has recently provided financial support to Fannie Mae and Freddie Mac, there can be no assurance that it will support these or other government-sponsored enterprises in the future. In addition, any such government support may benefit the holders of only certain classes of an issuer’s securities.

See “Mortgage-Related Securities” for additional information on these securities.

The values of TIPS generally fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of TIPS. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of TIPS. If inflation is lower than expected during the period a Fund holds TIPS, the Fund may earn less on the TIPS than on a conventional bond. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in TIPS may not be protected to the extent that the increase is not reflected in the bonds’ inflation measure. There can be no assurance that the inflation index for TIPS will accurately measure the real rate of inflation in the prices of goods and services.

Zero-Coupon Securities

Some Funds may invest in zero-coupon securities. Zero-coupon securities are debt obligations that do not entitle the holder to any periodic payments of interest either for the entire life of the obligation or for an initial period after the issuance of the obligations. These securities are issued and traded at a discount from their face amounts. The amount of the discount varies depending on such factors as the time remaining until maturity of the securities, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The market prices of zero-coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than are other types of securities having similar maturities and credit quality. In order to satisfy a requirement for qualification as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”), a Fund must distribute each year at least 90% of its net investment income, including the original issue discount accrued on zero-coupon securities. Because a Fund will not, on a current basis, receive cash payments from the issuer of a zero-coupon security in respect of accrued original issue discount, in some years the Fund may have to distribute cash obtained from other sources in order to satisfy the 90% distribution requirement under the Code. Such cash might be obtained from selling other portfolio holdings of the Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for a Fund to sell such securities at such time.

Equity Securities

Equity securities are securities that represent an ownership interest (or the right to acquire such an interest) in a company and may include common and preferred stocks, securities exercisable for, or convertible into, common or preferred stocks, such as warrants, convertible debt securities and convertible preferred stock, and other equity-like interests in an entity. Equity securities may take the form of stock in a corporation, limited partnership interests, interests in limited liability companies, REIT or other trusts and other similar securities. Common stocks represent an equity or ownership interest in an issuer. Preferred stocks represent an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event that an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and other debt securities take precedence over holders of preferred stock, whose claims take precedence over the claims of those who own common stock.

While offering greater potential for long-term growth, equity securities generally are more volatile and more risky than some other forms of investment, particularly debt securities. The value of your investment in a fund that invests in equity securities may decrease, potentially by a significant amount. A Fund may invest in equity securities of companies with relatively small market capitalizations. Securities of such companies may be more volatile than the securities of larger, more established companies and the broad equity market indices. See “Small Capitalization Companies” below. A Fund’s investments may include securities traded “over-the-counter” (“OTC”)as well as those traded on a securities exchange. Some securities, particularly OTC securities may be more difficult to sell under some market conditions.

Corporate Reorganizations

Each Fund may invest in securities for which a tender or exchange offer has been made or announced and in securities of companies for which a merger, consolidation, liquidation or reorganization proposal has been announced if, in the judgment of the Fund’s investment adviser, there is reasonable prospect of capital appreciation significantly greater than the brokerage and other transaction expenses involved. The primary risk of such investments is that if the contemplated transaction is abandoned, revised, delayed or becomes subject to unanticipated uncertainties, the market price of the securities may decline below the purchase price paid by a Fund.

In general, securities which are the subject of such an offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or proposal. However, the increased market price of such securities may also discount what the stated or appraised value of the security would be if the contemplated transaction were approved or consummated. Such investments may be advantageous when the discount significantly overstates the risk of the contingencies involved, significantly undervalues the securities, assets or cash to be received by shareholders of the prospective company as a result of the contemplated transaction or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The evaluation of such contingencies requires unusually broad knowledge and experience on the part of the Fund’s investment adviser or subadviser which must appraise not only the value of the issuer and its component businesses, but also the financial resources and business motivation of the offeror as well as the dynamics of the business climate when the offer or proposal is in process.

Growth Stocks and Value Stocks

The Funds may invest in growth stocks and value stocks. Growth stocks are those stocks of companies that an adviser believes have earnings that will grow faster than the economy as a whole. Growth stocks typically trade at higher multiples of current earnings than other stocks. As a result, the values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If the adviser’s assessment of the prospects for a company’s earnings growth is wrong, or if its judgment of how other investors will value the company’s earnings growth is wrong, then the price of that company’s stock may fall or may not approach the value that the adviser has placed on it.

Value stocks are those stocks of companies that the adviser believe are undervalued compared to their true worth. These companies may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If the adviser’s or subadviser’s assessment of a company’s prospects is wrong or if other investors do not eventually recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that the adviser has placed on it. The Fund generally invests a significant portion of its assets in value stocks.

Many stocks may have both “growth” and “value” characteristics, and for some stocks it may be unclear which category, if any, they fit into.

Investment Companies

Some Funds may invest in other investment companies. Investment companies, including companies such as “iShares,” “SPDRs” and “VIPERs,” are essentially pools of securities. Investing in other investment companies involves substantially the same risks as investing directly in the underlying securities, but may involve additional expenses at the investment company level, such as investment advisory fees and operating expenses. In some cases, investing in an investment company may involve the payment of a premium over the value of the assets held in that investment company’s portfolio. As an investor in another investment company, a Fund will bear its ratable share of the investment company’s expenses, including advisory fees, and the Fund’s shareholders will bear such expenses indirectly, in addition to similar fees and expenses of the Fund. In other circumstances, the market value of an investment company’s shares may be less than the NAV per share of the investment company.

Despite the possibility of greater fees and expenses, investment in other investment companies may be attractive nonetheless for several reasons, especially in connection with foreign investments. Because of restrictions on direct investment by U.S. entities in certain countries, investing indirectly in such countries (by purchasing shares of another fund that is permitted to invest in such countries) may be the most practical and efficient way for a Fund to invest in such countries. In other cases, when a Fund’s adviser desires to make only a relatively small investment in a particular country, investing through another fund that holds a diversified portfolio in that country may be more effective than investing directly in issuers in that country. In addition, it may be efficient for a Fund to gain exposure to particular market segments by investing in shares of one or more investment companies.

Market Capitalizations

Some Funds may invest in companies with small, medium or large market capitalizations. The market capitalization ranges allowable for investments of each Fund are defined in reference to the benchmark of the specific Fund. Large capitalization companies are generally large companies that have been in existence for a number of years and are well established in their market. Mid capitalization companies are generally medium-size companies that are not as established as large capitalization companies are, may be more volatile and are subject to many of the same risks as smaller capitalization companies.

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Small Capitalization Companies — Some Funds may invest in companies with relatively small market capitalizations. Such investments may involve greater risk than is usually associated with more established companies. These companies often have sales and earnings growth rates that exceed those of companies with larger market capitalization. Such growth rates may in turn be reflected in more rapid share price appreciation. However, companies with smaller market capitalization often have limited product lines, markets or financial resources and may be dependent upon a relatively small management group. These securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger market capitalization or market averages in general. The NAV of Funds that invest in companies with relatively small market capitalizations therefore may fluctuate more widely than market averages.

Preferred Stock

Some Funds may invest in preferred stock. Preferred stock pays dividends at a specified rate and generally has preference over common stock in the payment of dividends and the liquidation of the issuer’s assets, but is junior to the debt securities of the issuer in those same respects. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer’s board of directors. Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in the issuer’s creditworthiness than are the prices of debt securities. Under normal circumstances, preferred stock does not carry voting rights.

REITs

Some Funds may invest in REITs. REITs are pooled investment vehicles that invest primarily in either real estate or real estate-related loans. REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified and are subject to heavy cash flow dependency, risks of default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code and failing to maintain their exemptions from registration under the 1940 Act.

REITs may have limited financial resources, may trade less frequently and in limited volume and may be subject to more abrupt or erratic price movements than more widely held securities.

A Fund’s investment in a REIT may require the Fund to accrue and distribute income not yet received or may result in the Fund’s making distributions that constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. In addition, distributions by a Fund from a REIT will not qualify for the corporate dividends-received deduction or, generally, for treatment as qualified dividend income.

Real Estate Securities

The Real Estate Fund invests primarily in securities of companies in the real estate industry, including REITs, and is, therefore, subject to the special risks associated with the real estate market and the real estate industry in general. Companies in the real estate industry are considered to be those that (i) have principal activity involving the development, ownership, construction, management or sale of real estate; (ii) have significant real estate holdings, such as hospitality companies, supermarkets and mining, lumber and paper companies; and/or (iii) provide products or services related to the real estate industry, such as financial institutions that make and/or service mortgage loans and manufacturers or distributors of building supplies. Securities of companies in the real estate industry are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws.

Warrants and Rights

Some Funds may invest in warrants and rights. A warrant is an instrument that gives the holder a right to purchase a given number of shares of a particular security at a specified price until a stated expiration date. Buying a warrant generally can provide a greater potential for profit or loss than an investment of equivalent amounts in the underlying common stock. The market value of a warrant does not necessarily move with the value of the underlying securities. If a holder does not sell the warrant, it risks the loss of its entire investment if the market price of the underlying security does not, before the expiration date, exceed the exercise price of the warrant. Investment in warrants is a speculative activity. Warrants pay no dividends and confer no rights (other than the right to purchase the underlying securities) with respect to the assets of the issuer. A right is a privilege granted to existing shareholders of a corporation to subscribe for shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are often freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price.

Foreign Securities

Some Funds may invest in foreign securities. In addition to the risks associated with investing in securities generally, such investments present additional risks not typically associated with investments in comparable securities of U.S. issuers.

There may be less information publicly available about a foreign corporate or government issuer than about a U.S. issuer, and foreign corporate issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than those in the United States, and judgments against foreign entities may be more difficult to obtain and enforce. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. If a Fund’s portfolio is over-weighted in a certain geographic region, any negative development affecting that region will have a greater impact on the Fund than a fund that is not over-weighted in that region. The receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer’s obligations.

Since most foreign securities are denominated in foreign currencies or traded primarily in securities markets in which settlements are made in foreign currencies, the value of these investments and the net investment income available for distribution to shareholders of a Fund may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations. To the extent a Fund may purchase securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund’s assets and the Fund’s income available for distribution.

Although a Fund’s income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after a Fund’s income has been earned in that currency, translated into U.S. dollars and declared as a dividend, but before payment of such dividend, the Fund could be required to liquidate portfolio securities to pay such dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time a Fund incurs expenses or other obligations in U.S. dollars and the time such expenses or obligations are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in such currency of such expenses at the time they were incurred.

In addition, because the Funds may invest in foreign securities traded primarily on markets that close prior to the time each Fund determines its NAV, the risks posed by frequent trading may have a greater potential to dilute the value of Fund shares held by long-term shareholders than a fund investing in U.S. securities. In instances where a significant event that affects the value of one or more foreign securities held by a Fund takes place after the close of the primary foreign market, but before the time that the Fund determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as “price” or “time zone” arbitrage). Shareholders who attempt this type of arbitrage may dilute the value of a Fund’s shares by virtue of their transaction, if those prices reflect the fair value of the foreign securities. Although each Fund has procedures designed to determine the fair value of foreign securities for purposes of calculating its NAV when such an event has occurred, fair value pricing, because it involves judgments which are inherently subjective, may not always eliminate the risk of price arbitrage. For more information on how the Fund uses fair value pricing, see “Net Asset Value.”

Depositary Receipts

Some Funds may invest in foreign equity securities by purchasing “depositary receipts.” Depositary receipts are instruments issued by banks that represent an interest in equity securities held by arrangement with the bank. Depositary receipts can be either “sponsored” or “unsponsored.” Sponsored depositary receipts are issued by banks in cooperation with the issuer of the underlying equity securities. Unsponsored depositary receipts are arranged without involvement by the issuer of the underlying equity securities and, therefore, less information about the issuer of the underlying equity securities may be available and the price may be more volatile than sponsored depositary receipts. American Depositary Receipts (“ADRs”) are depositary receipts that are bought and sold in the United States and are typically issued by a U.S. bank or trust company which evidence ownership of underlying securities by a foreign corporation. European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) are depositary receipts that are typically issued by foreign banks or trust companies which evidence ownership of underlying securities issued by either a foreign or United States corporation. All depositary receipts, including those denominated in U.S. dollars, will be subject to foreign currency risk.

Emerging Markets

Investments in foreign securities may include investments in emerging or developing countries, whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy’s dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, very limited numbers of potential buyers for such securities, less developed custodial and deposit systems and delays and disruptions in securities settlement procedures.

In determining whether to invest in securities of foreign issuers, the adviser of the Fund may consider the likely effects of foreign taxes on the net yield available to the Fund and its shareholders. Compliance with foreign tax laws may reduce a Fund’s net income available for distribution to shareholders.

Supranational Entities

Some Funds may invest in obligations of supranational entities. A supranational entity is an entity designated or supported by national governments to promote economic reconstruction, development or trade amongst nations. Examples of supranational entities include the International Bank for Reconstruction and Development (also known as the World Bank) and the European Investment Bank. Obligations of supranational entities are subject to the risk that the governments on whose support the entity depends for its financial backing or repayment may be unable or unwilling to provide that support. Obligations of a supranational entity that are denominated in foreign currencies will also be subject to the risks associated with investments in foreign currencies, as described below under “Foreign Currency Transactions.”

Foreign Currency Transactions

Some Funds may engage in foreign currency transactions. Many foreign securities in a Fund’s portfolio will be denominated in foreign currencies or traded in securities markets in which settlements are made in foreign currencies. Any income on such securities is generally paid to the Fund in foreign currencies. The value of these foreign currencies relative to the U.S. dollar varies continually, causing changes in the dollar value of a Fund’s portfolio investments (even if the local market price of the investments is unchanged) and changes in the dollar value of a Fund’s income available for distribution to its shareholders. The effect of changes in the dollar value of a foreign currency on the dollar value of a Fund’s assets and on the net investment income available for distribution may be favorable or unfavorable.

To protect against a change in the foreign currency exchange rate between the date on which a Fund contracts to purchase or sell a security and the settlement date for the purchase or sale, to gain exposure to one or more foreign currencies or to “lock in” the equivalent of a dividend or interest payment in another currency, a Fund might purchase or sell a foreign currency on a spot (i.e., cash) basis at the prevailing spot rate. If conditions warrant, a Fund may also enter into contracts with banks or broker-dealers to purchase or sell foreign currencies at a future date (“forward contracts”). A Fund will maintain cash or other liquid assets eligible for purchase by the Fund either “earmarked” on the Fund’s records or in a segregated account with the custodian in an amount at least equal to the lesser of (i) the difference between the current value of the Fund’s liquid holdings that settle in the relevant currency and the Fund’s outstanding obligations under currency forward contracts, or (ii) the current amount, if any, that would be required to be paid to enter into an offsetting forward currency contract which would have the effect of closing out the original forward contract.

Forward contracts are subject to many of the same risks as derivatives described in “Derivative Instruments.” Forward contracts may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. In addition, the effect of changes in the dollar value of a foreign currency on the dollar value of a Fund’s assets and on the net investment income available for distribution may be favorable or unfavorable. A Fund may incur costs in connection with conversions between various currencies, and the Fund will be subject to increased illiquidity and counterparty risk because forward contracts are not traded on an exchange and often are not standardized. A Fund may also be required to liquidate portfolio assets, or may incur increased currency conversion costs, to compensate for a decline in the dollar value of a foreign currency occurring between the time when the Fund declares and pays a dividend, or between the time when the Fund accrues and pays an operating expense in U.S. dollars.

In addition, some Funds may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. A fund may use options on foreign currencies to hedge against adverse changes in foreign currency conversion rates. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of the portfolio securities, a Fund may buy put options on the foreign currency. If the value of the currency declines, a Fund will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.

Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Fund may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to a Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent desired, a Fund could sustain losses or lesser gains on transactions in foreign currency options that would require the Fund to forego a portion or all of the benefits of advantageous changes in those rates.

A Fund may also write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar due to adverse fluctuations in exchange rates, a Fund could, instead of purchasing a put option, write a call option on the relevant currency. If the decline expected by a Fund occurs, the option will most likely not be exercised and the diminution in value of portfolio securities be offset at least in part by the amount of the premium received. Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, a Fund could write a put option on the relevant currency which, if rates move in the manner projected by the Fund, will expire unexercised and allow the Fund to hedge the increased cost up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and the Fund would be required to buy or sell the underlying currency at a loss, which may not be fully offset by the amount of the premium. Through the writing of options on foreign currencies, a Fund also may lose all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.

A Fund’s use of currency transactions may be limited by tax considerations. The adviser may decide not to engage in currency transactions, and there is no assurance that any currency strategy used by a Fund will succeed. In addition, suitable currency transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions when they would be beneficial. The foreign currency transactions in which a Fund may engage involve risks similar to those described under “Derivative Instruments.”

Transactions in non-U.S. currencies are also subject to many of the risks of investing in non-U.S. securities described under “Foreign Securities.”

Money Market Instruments

Each Fund may seek to minimize risk by investing in money market instruments, which are high quality, short-term securities. Although changes in interest rates can change the market value of a security, each Fund expects those changes to be minimal with respect to these securities, which are often purchased for defensive purposes. However, even though money market instruments are generally considered to be high-quality and a low-risk investment, recently a number of issuers of money market and money market-type instruments have experienced financial difficulties, leading in some cases to rating downgrades and decreases in the value of their securities.

Money market obligations of foreign banks or of foreign branches or subsidiaries of U.S. banks may be subject to different risks than obligations of domestic banks, such as foreign economic, political and legal developments and the fact that different regulatory requirements apply. In addition, recently, many money market instruments previously thought to be highly liquid have become illiquid. If a Fund’s money market instruments become illiquid, the Fund may be unable to satisfy certain of its obligations or may only be able to do so by selling other securities at prices or times that may be disadvantageous to do so.

TYPES OF PRACTICES

Derivative Instruments

Some Funds may, but are not required to, use a number of derivative instruments for risk management purposes or as part of their investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, related indexes and other assets. A Fund’s adviser or subadviser may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. In addition, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. Examples of derivative instruments that a Fund may use include options contracts, futures contracts, options on futures contracts, zero-strike warrants and options, swap agreements and debt-linked and equity-linked securities. Some of these derivative instruments are discussed in detail elsewhere in this Statement.

Derivatives involve special risks, including possible default by the other party to the transaction, illiquidity and, to the extent a Fund’s adviser’s or subadviser’s view as to certain market movements is incorrect, the risk that the use of derivatives could result in significantly greater losses than if they had not been used. Recently, several broker-dealers and other financial institutions have experienced extreme financial difficulty, sometimes resulting in the bankruptcy of the institution. Although a Fund’s adviser and/or subadviser monitor the creditworthiness of the Fund’s counterparties, there can be no assurance that the Fund’s counterparties will not experience similar difficulties, possibly resulting in losses to the Fund. Losses resulting from the use of derivatives will reduce a Fund’s NAV, and possibly income, and the losses may be significantly greater than if derivatives had not been used. The degree of a Fund’s use of derivatives may be limited by certain provisions of the Code. When used, derivatives may increase the amount and affect the timing and character of taxes payable by shareholders.

Several types of derivatives instruments in which a Fund may invest are described in more detail below. However, the Funds are not limited to investments in these instruments.

Futures Contracts

Futures transactions involve the Fund’s buying or selling futures contracts. A futures contract is an agreement between two parties to buy and sell a particular security, commodity, currency or other asset, or group or index of securities, commodities, currencies or other assets for a specified price on a specified future date. A futures contract creates an obligation by the seller to deliver and the buyer to take delivery of the type of instrument or cash (depending on whether the contract calls for physical delivery or cash settlement) at the time and in the amount specified in the contract. In the case of futures on an index, the seller and buyer agree to settle in cash, at a future date, based on the difference in value of the contract between the date it is opened and the settlement date. The value of each contract is equal to the value of the index from time to time multiplied by a specified dollar amount. For example, S&P 500 Index futures may trade in contracts with a value equal to $250 multiplied by the S&P 500 Index.

When a trader, such as a Fund, enters into a futures contract, it is required to deposit with (or for the benefit of) its broker as “initial margin” an amount of cash or short-term high-quality securities (such as U.S. Treasury bills or high-quality tax exempt bonds acceptable to the broker) equal to approximately 2% to 5% of the delivery or settlement price of the contract (depending on applicable exchange rules). Initial margin is held to secure the performance of the holder of the futures contract. As the value of the contract changes, the value of futures contract positions increases or declines. At the end of each trading day, the amount of such increase and decline is received and paid respectively by and to the holders of these positions. The amount received or paid is known as “variation margin.” If a Fund has a long position in a futures contract it will designate on the Fund’s records or establish a segregated account with the Fund’s custodian cash or liquid securities eligible for purchase by the Fund equal to the daily marked to market net obligation under the contract (less any margin on deposit). For short positions in futures contracts, a Fund will designate on the Fund’s records or establish a segregated account with the custodian with cash or liquid securities eligible for purchase by the Fund that, when added to the amounts deposited as margin, equal its daily marked to market net obligation under the futures contracts. Gain or loss on a futures position is equal to the net variation margin received or paid over the time the position is held, plus or minus the amount received or paid when the position is closed, minus brokerage commissions and other transaction costs.

Although many futures contracts call for the delivery (or acceptance) of the specified instrument, futures are usually closed out before the settlement date through the purchase (or sale) of a comparable contract. A futures sale is closed by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and with the same delivery date. Similarly, the closing out of a futures purchase is closed by the purchaser selling an offsetting futures contract. The Fund may realize a loss on the purchase (sale) of the comparable contract.

Options and Warrants

Options transactions may involve a Fund’s buying or writing (selling) options on securities, futures contracts, securities indices (including futures on securities indices) or currencies. A Fund may engage in these transactions either to enhance investment return or to hedge against changes in the value of other assets that it owns or intends to acquire. Options can generally be classified as either “call” or “put” options. There are two parties to a typical options transaction: the “writer” and the “buyer.” A call option gives the buyer the right to buy a security or other asset (such as an amount of currency or a futures contract) from, and a put option gives the buyer the right to sell a security or other asset to, the option writer at a specified price, on or before a specified date. The buyer of an option pays a premium when purchasing the option, which reduces the return on the underlying security or other asset if the option is exercised, and results in a loss if the option expires unexercised. The writer of an option receives a premium from writing an option, which may increase its return if the option expires or is closed out at a profit. An “American-style” option allows exercise of the option at any time during the term of the option. A “European-style” option allows an option to be exercised only at a specific time or times, such as the end of its term. Options may be traded on or off an established securities or options exchange.

If the holder of an option wishes to terminate its position, it may seek to effect a closing sale transaction by selling an option identical to the option previously purchased. The effect of the purchase is that the previous option position will be canceled. A Fund will realize a profit from closing out an option if the price received for selling the offsetting position is more than the premium paid to purchase the option; the Fund will realize a loss from closing out an option transaction if the price received for selling the offsetting option is less than the premium paid to purchase the option. Since premiums on options having an exercise price close to the value of the underlying securities or futures contracts usually have a time value component (i.e., a value that diminishes as the time within which the option can be exercised grows shorter), the value of an options contract may change as a result of the lapse of time even though the value of the futures contract or security underlying the option (and of the security or other asset deliverable under the futures contract) has not changed.

As an alternative to purchasing call and put options on index futures, a Fund may purchase or sell call or put options on the underlying indices themselves. Such options would be used in a manner similar to the use of options on index futures.

Options on Indices

Some Funds may invest in options on indices. Put and call options on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (“multiplier”), which determines the total dollar value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund’s exercise of the put, to deliver to the Fund an amount of cash equal to the difference between the exercise price of the option and the value of the index, times a multiplier, similar to that described above for calls. When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and exercise price times the multiplier if the closing level is less than the exercise price.

Exchange-Traded and Over-the-Counter Options

Some Funds may purchase or write both exchange-traded and OTC options. OTC options differ from exchange-traded options in that they are two-party contracts, with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

An exchange-traded option may be closed out only on an exchange that generally provides a liquid secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option, with the result that a Fund would have to exercise the option in order to consummate the transaction. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation or other clearing organization may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

An OTC option (an option not traded on an established exchange) may be closed out only by agreement with the other party to the original option transaction. With OTC options, a Fund is at risk that the other party to the transaction will default on its obligations or will not permit the Fund to terminate the transaction before its scheduled maturity. While a Fund will seek to enter into OTC options only with dealers who agree to or are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate an OTC option at a favorable price at any time prior to its expiration. OTC options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation or other clearing organizations.

Index Warrants

Some Funds may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices (“index warrants”). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive, upon exercise of the warrant, a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at a time when, in the case of a call warrant, the exercise price is more than the value of the underlying index, or in the case of a put warrant, the exercise price is less than the value of the underlying index. If a Fund were not to exercise an index warrant prior to its expiration, then the Fund would lose the amount of the purchase price paid by it for the warrant. A Fund will normally use index warrants in a manner similar to its use of options on securities indices.

Forward Contracts

Some Funds may invest in forward contracts. Forward contracts are transactions involving the Fund’s obligation to purchase or sell a specific currency or other asset at a future date at a specified price. For example, forward contracts may be used when the adviser anticipates that particular foreign currencies will appreciate or depreciate in value or to take advantage of the expected relationships between various currencies, regardless of whether securities denominated in such currencies are held in a Fund’s investment portfolio. Forward contracts may also be used by a Fund for hedging purposes to protect against uncertainty in the level of future foreign currency exchange rates, such as when a Fund anticipates purchasing or selling a foreign security. This technique would allow a Fund to “lock in” the U.S. dollar price of the investment. Forward contracts also may be used to attempt to protect the value of a Fund’s existing holdings of foreign securities. There may be, however, imperfect correlation between a Fund’s foreign securities holdings and the forward contracts entered into with respect to such holdings. The cost to a Fund of engaging in forward contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. As described above, the adviser will “cover” its obligations under forward contracts by segregating or otherwise designating liquid assets against the value of its net obligations under these positions (less any margin on deposit with the applicable broker) or by entering into offsetting positions.

Swap Agreements

Some Funds may enter into a variety of swap agreements, including, but not limited to, interest rate, index, commodity, equity-linked, credit default, credit-linked and currency exchange swaps. Depending on the structure of the swap agreement, a Fund may enter into swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, to gain exposure to one or more securities, currencies, commodities or interest rates, to protect against or attempt to take advantage of currency fluctuations, to protect against any increase in the price of securities that a Fund anticipates purchasing at a later date, to efficiently gain exposure to certain markets to add economic leverage to the Fund’s portfolio or to shift the Fund’s investment exposure from one type of investment to another.

Swap agreements are unregulated, individually negotiated contracts between two parties who agree to exchange for a specified period of time two streams of payments that would be earned or realized on particular notional investments or instruments. In a typical interest rate swap, for example, one party agrees to make regular payments equal to a floating interest rate times a “notional principal amount,” in return for payments equal to a fixed rate times the same amount, for the term of the swap agreement. The “notional principal amount” of a swap transaction is the agreed-upon basis for calculating the payments that the parties agree to exchange, i.e., the return on or increase in value of a particular dollar amount invested at particular interest rate, in a particular foreign currency or commodity or in a “basket” of securities. Under most swap agreements, payments by the parties will be exchanged on a “net basis,” and a party will receive or pay, as the case may be, only the net amount of the two payments. A Fund will designate or segregate liquid assets in an amount sufficient to cover its current net obligations under swap agreements.

Swap agreements are sophisticated financial instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. Swaps can be highly volatile and may have a considerable impact on a Fund’s performance, as the potential gain or loss on any swap transaction is not subject to any fixed limit. A Fund’s successful use of swap agreements will depend on the adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Even though swap markets in which swap transactions are traded have grown significantly in recent years, swap agreements are typically not traded on exchanges and are subject to liquidity risk. As a result, a Fund bears the risk of loss of the amount expected to be received pursuant to a swap agreement in the event of the default or bankruptcy of the counterparty, and the value of a swap agreement in general depends on the creditworthiness of the counterparty. A Fund may also suffer losses if it is unable to terminate (or terminate at the time and price desired) outstanding swap agreements (either by assignment or other disposition) or reduce its exposure through offsetting transactions.

Credit Default Swaps

Some Funds may enter into credit default swap agreements, which may have as reference obligations one or more debt securities or an index of such securities. In a credit default swap, one party (the “protection buyer”) is obligated to pay the other party (the “protection seller”) a stream of payments over the term of the contract, provided that no credit event, such as a default or a downgrade in credit-rating, occurs on the reference obligation. If a credit event occurs, the protection seller must generally pay the protection buyer the “par value” (the agreed-upon notional value) of the referenced debt obligation in exchange for an equal face amount of deliverable reference obligations.

A Fund may be either the protection buyer or protection seller in a credit default swap. If a Fund is a protection buyer, such Fund would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit event were to occur. However, if a credit event occurs, a Fund that is a protection buyer has the right to deliver the referenced debt obligations or a specified amount of cash, depending upon the terms of the swap and receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, a Fund would receive fixed payments throughout the term of the contract if no credit event occurs. If a credit event occurs, however, the value of the obligation received by a Fund (e.g., bonds which defaulted), plus the periodic payments previously received, may be less than the par value of the obligation, or cash received, resulting in a loss to the protection seller. Furthermore, a Fund that is a protection seller would effectively add leverage to its portfolio because such Fund will have investment exposure to the notional amount of the swap.

Credit default swap agreements are subject to greater risk than a direct investment in the reference obligation. Like all swap agreements, credit default swaps are subject to liquidity, credit and counterparty risks. In addition, collateral posting requirements are individually negotiated and there is no regulatory requirement that a counterparty post collateral to secure its obligations under a credit default swap. Furthermore, there is no requirement that a party be informed in advance when a credit default swap agreement is sold. Accordingly, a Fund may have difficulty identifying the party responsible for payment of its claims. The notional value of credit default swaps with respect to a particular investment is often larger than the total par value of such investment outstanding and, in event of a default, there may be difficulties in making the required deliveries of the reference investments, possibly delaying payments.

The market for credit default swaps has become more volatile recently as the creditworthiness of certain counterparties has been questioned and/or downgraded. If a counterparty’s credit becomes significantly impaired, multiple requests for collateral posting in a short period of time could increase the risk that a Fund may not receive adequate collateral. There is no readily available market for trading credit default swaps. A Fund generally may exit its obligations under a credit default swap only by terminating the contract and paying applicable breakage fees, or by entering into an offsetting credit default swap position, which may cause the Fund to incur more losses.

Investment Pools of Swap Contracts

Some Funds may invest in publicly or privately issued interests in investment pools whose underlying assets are credit default, credit linked, interest rate, currency exchange, equity-linked or other types of swap contracts and related underlying securities or securities loan agreements. The pools’ investment results may be designed to correspond generally to the performance of a specified securities index or “basket” of securities, or sometimes a single security. These types of pools are often used to gain exposure to multiple securities with less of an investment than would be required to invest directly in the individual securities. They may also be used to gain exposure to foreign securities markets without investing in the foreign securities themselves and/or the relevant foreign market. To the extent that a Fund invests in pools of swap contracts and related underlying securities whose performance corresponds to the performance of a foreign securities index or one or more of foreign securities, investing in such pools will involve risks similar to the risks of investing in foreign securities. In addition to the risks associated with investing in swaps generally, an investing Fund bears the risks and costs generally associated with investing in pooled investment vehicles, such as paying the fees and expenses of the pool and the risk that the pool or the operator of the pool may default on its obligations to the holder of interests in the pool, such as a Fund. Interests in privately offered investment pools of swap contracts may be considered illiquid and, except to the extent that such interests are issued under Rule 144A and deemed liquid, subject to a Fund’s restriction on investments in illiquid securities.

Other Derivatives; Future Developments

The above discussion relates to the Funds’ proposed use of certain types of derivatives currently available. However, the Funds are not limited to the transactions described above. In addition, the relevant markets and related regulations are constantly changing and, in the future, the Funds may use derivatives not currently available or widely in use.

Certain Additional Risks of Derivative Instruments

The use of derivative instruments, including the futures contracts, options and warrants, forward currency contracts and swap transactions described above, involves risks in addition to those described above or in the Prospectuses. One risk arises because of the imperfect correlation between movements in the price of derivatives contracts and movements in the price of the securities, indices or other assets serving as reference instruments for the derivative. A Fund’s derivative strategies will not be fully effective unless the Fund can compensate for such imperfect correlation. There is no assurance that a Fund will be able to effect such compensation. For example, the correlation between the price movement of the derivatives contract and the hedged security may be distorted due to differences in the nature of the relevant markets. If the price of the futures contract moves more than the price of the hedged security, a Fund would experience either a loss or a gain on the derivative that is not completely offset by movements in the price of the hedged securities. For example, in an attempt to compensate for imperfect price movement correlations, a Fund may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the price movement volatility of the hedged securities is historically greater than the volatility of the futures contract. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging.

The price of index futures may not correlate perfectly with movement in the relevant index due to certain market distortions. One such distortion stems from the fact that all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the index and futures markets. Another market distortion results from the deposit requirements in the futures market being less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. A third distortion is caused by the fact that trading hours for stock index futures may not correspond perfectly to hours of trading on the exchange to which a particular stock index futures contract relates. This may result in a disparity between the price of index futures and the value of the relevant index due to the lack of continuous arbitrage between the index futures price and the value of the underlying index. Finally, hedging transactions using stock indices involve the risk that movements in the price of the index may not correlate with price movements of the particular portfolio securities being hedged.

Price movement correlation in derivative transactions also may be distorted by the illiquidity of the futures and options markets and the participation of speculators in such markets. If an insufficient number of contracts are traded, commercial users may not deal in futures contracts or options because they do not want to assume the risk that they may not be able to close out their positions within a reasonable amount of time. In such instances, futures and options market prices may be driven by different forces than those driving the market in the underlying securities, and price spreads between these markets may widen. The participation of speculators in the market enhances its liquidity. Nonetheless, the presence of speculators may create temporary price distortions unrelated to the market in the underlying securities.

Positions in futures contracts and options on futures contracts may be established or closed out only on an exchange or board of trade. There is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract or at any particular time. The liquidity of markets in futures contracts and options on futures contracts may be adversely affected by “daily price fluctuation limits” established by commodity exchanges which limit the amount of fluctuation in a futures or options price during a single trading day. Once the daily limit has been reached in a contract, no trades may be entered into at a price beyond the limit, which may prevent the liquidation of open futures or options positions. Prices have in the past exceeded the daily limit on a number of consecutive trading days. If there is not a liquid market at a particular time, it may not be possible to close a futures or options position at such time, and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. However, if futures or options are used to hedge portfolio securities, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract.

Income earned by a Fund from its options activities generally will be treated as capital gain and, if not offset by net recognized capital losses incurred by the Fund, will be distributed to shareholders in taxable distributions. Although gain from options transactions may hedge against a decline in the value of a Fund’s portfolio securities, that gain, to the extent not offset by losses, will be distributed in light of certain tax considerations and will constitute a distribution of that portion of the value preserved against decline.

The value of a Fund’s derivative instruments may fluctuate based on a variety of market and economic factors. In some cases, the fluctuations may offset (or be offset by) changes in the value of securities or derivatives held in the Fund’s portfolio. All transactions in derivatives involve the possible risk of loss to a Fund of all or a significant part of the value of its investment. In some cases, the risk of loss may exceed the amount of a Fund’s investment. For example, when a Fund writes a call option or sells a futures contract without holding the underlying securities, currencies or futures contracts, its potential loss is unlimited. A Fund will be required, however, to segregate or designate on its records liquid assets in amounts sufficient at all times to satisfy its net obligations under options and futures contracts.

The risks of a Fund’s use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Although a Fund will normally invest only in exchange-listed warrants, index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit a Fund’s ability to exercise the warrants at such time, or in such quantities, as the Fund would otherwise wish to do.

The successful use of derivatives will usually depend on the adviser’s ability to forecast securities market, currency or other financial market movements correctly. For example, a Fund’s ability to hedge against adverse changes in the value of securities held in its portfolio through options and futures also depends on the degree of correlation between changes in the value of futures or options positions and changes in the values of the portfolio securities. The successful use of certain other derivatives also depends on the availability of a liquid secondary market to enable a Fund to close its positions on a timely basis. There can be no assurance that such a market will exist at any particular time.

The derivatives markets of foreign countries are small compared to those of the United States and consequently are characterized in most cases by less liquidity than U.S. markets. In addition, foreign markets may be subject to less detailed reporting requirements and regulatory controls than U.S. markets. Furthermore, investments in derivatives markets outside of the United States are subject to many of the same risks as other foreign investments.

The Funds are operated by a person who has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act (the “CEA”) and, therefore, such person is not subject to registration or regulation as a pool operator under the CEA.

Illiquid Securities

Some Funds may purchase illiquid securities. Securities will generally be considered “illiquid” if such securities cannot be disposed of within seven days in the ordinary course of business at approximately the price at which the Fund has valued the securities. Investment in restricted or other illiquid securities involves the risk that a Fund may be unable to sell such a security at the desired time or at the price at which the Fund values the security. In addition, a Fund may incur expenses, losses or delays in the process of registering restricted securities prior to resale.

Some Funds may purchase Rule 144A securities, which are privately offered securities that can be resold only to certain qualified institutional buyers pursuant to Rule 144A under the Securities Act. Some Funds may also purchase commercial paper issued under Section 4(2) of the Securities Act. Investing in Rule 144A securities and Section 4(2) commercial paper could have the effect of increasing the level of the Fund’s illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Rule 144A securities and Section 4(2) commercial paper are treated as illiquid, unless the adviser has determined, under guidelines established by each Trust’s Board of Trustees, that the particular issue is liquid.

Initial Public Offerings

Some Funds may purchase securities of companies that are offered pursuant to an initial public offering (“IPO”). An IPO is a company’s first offering of stock to the public in the primary market, typically to raise additional capital. A Fund may purchase a “hot” IPO (also known as a “hot issue”), which is an IPO that is oversubscribed and, as a result, is an investment opportunity of limited availability. As a consequence, the price at which these IPO shares open in the secondary market may be significantly higher than the original IPO price. IPO securities tend to involve greater risk due, in part, to public perception and the lack of publicly available information and trading history. There is the possibility of losses resulting from the difference between the issue price and potential diminished value of the stock once traded in the secondary market. A Fund’s investment in IPO securities may have a significant impact on the Fund’s performance and may result in significant capital gains.

Private Placements

Some Funds may invest in securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for these securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell the securities when its adviser believes that it is advisable to do so, or may be able to sell the securities only at prices lower than if the securities were more widely held. At times, it also may be more difficult to determine the fair value of the securities for purposes of computing a Fund’s NAV.

While private placements may offer opportunities for investment that are not otherwise available on the open market, the securities so purchased are often “restricted securities,” which are securities that cannot be sold to the public without registration under the Securities Act, the availability of an exemption from registration (such as Rule 144 or Rule 144A under the Securities Act) or that are not readily marketable because they are subject to other legal or contractual delays or restrictions on resale.

The absence of a trading market can make it difficult to ascertain a market value for illiquid investments such as private placements. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Fund to sell the illiquid securities promptly at an acceptable price. A Fund may have to bear the extra expense of registering the securities for resale and the risk of substantial delay in effecting the registration. In addition, market quotations are typically less readily available for these securities. The judgment of a Fund’s adviser or subadviser may at times play a greater role in valuing these securities than in the case of unrestricted securities.

Generally, restricted securities may be sold only to qualified institutional buyers, in a privately negotiated transaction to a limited number of purchasers, in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the Securities Act. A Fund may be deemed to be an underwriter for purposes of the Securities Act when selling restricted securities to the public. As such, a Fund may be liable to purchasers of the securities if the registration statement prepared by the issuer, or the Prospectus forming a part of the registration statement, is materially inaccurate or misleading.

Privatizations

Some Funds may participate in privatizations. In a number of countries around the world, governments have undertaken to sell to investors interests in enterprises that the government has historically owned or controlled. These transactions are known as “privatizations” and may in some cases represent opportunities for significant capital appreciation. In some cases, the ability of U.S. investors, such as the Funds, to participate in privatizations may be limited by local law, and the terms of participation for U.S. investors may be less advantageous than those for local investors. In addition, there is no assurance that privatized enterprises will be successful, or that an investment in such an enterprise will retain its value or appreciate in value.

Repurchase Agreements

A Fund may enter into repurchase agreements, by which the Fund purchases a security and obtains a simultaneous commitment from the seller (a bank or, to the extent permitted by the 1940 Act, a recognized securities dealer) to repurchase the security at an agreed-upon price and date (usually seven days or less from the date of original purchase). The resale price is in excess of the purchase price and reflects an agreed-upon market interest rate unrelated to the coupon rate on the purchased security. Repurchase agreements are economically similar to collateralized loans by a Fund. Such transactions afford a Fund the opportunity to earn a return on temporarily available cash at what is considered to be comparatively low market risk. A Fund may invest in a repurchase agreement that does not produce a positive return to the Fund if the adviser or subadviser believes it is appropriate to do so under the circumstances (for example, to help protect the Fund’s uninvested cash against the risk of loss during periods of market turmoil). While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. In such event, a Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, a Fund may be subject to various delays and risks of loss, including (i) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (ii) possible reduced levels of income and lack of access to income during this period and (iii) inability to enforce rights and the expenses involved in the attempted enforcement, for example, against a counterparty undergoing financial distress.

Reverse Repurchase Agreements

Some Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker or dealer, in return for cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed-upon rate. The ability to use reverse repurchase agreements may enable, but does not ensure the ability of, the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous. When effecting reverse repurchase agreements, assets of the applicable Fund in a dollar amount sufficient to make payment of the obligations to be purchased are designated on the applicable Fund’s records at the trade date and maintained until the transaction is settled. Reverse repurchase agreements are economically similar to secured borrowings by the Funds.

Dollar Rolls. Dollar rolls may be considered a special type of reverse repurchase agreement in which the portfolio instrument transferred by the Fund is a mortgage-related security. The Fund gives up the cash flows during the transaction period but has use of the cash proceeds. See “Mortgage Dollar Rolls” for more information.

Securities Lending

The Funds may lend their portfolio securities to brokers, dealers or other financial institutions under contracts calling for the deposit by the borrower with the Funds’ custodian or collateral equal to at least the market value of the securities loaned, marked to market on a daily basis. The Funds will continue to benefit from interest or dividends on the securities loaned (although the payment characteristics may change) and may also earn a return from the collateral, which may include shares of a money market fund subject to any investment restrictions listed in this Statement. Under some securities lending arrangements a Fund may receive a set fee for keeping its securities available for lending. Any voting rights, or rights to consent, relating to securities loaned pass to the borrower. However, if a material event (as determined by the adviser) affecting the investment occurs, the Fund may seek to recall the securities so that the securities may be voted by the Fund, although the Adviser may not know of such event in time to recall the securities or may be unable to recall the securities in time to vote them. The Funds pay various fees in connection with such loans, including fees to the party arranging the loans shipping fees and custodian and placement fees approved by the Boards of Trustees of the Trusts or persons acting pursuant to the direction of the Board.

These transactions must be fully collateralized at all times, but involve some credit risk to the Funds if the borrower or the party (if any) guaranteeing the loan should default on its obligation and the Funds are delayed in or prevented from recovering the collateral. In addition, any investment of cash collateral is generally at the sole risk of the Fund. Any income or gains and losses from investing and reinvesting any cash collateral delivered by a borrower pursuant to a loan are generally at the Fund’s risk, and to the extent any such losses reduce the amount of cash below the amount required to be returned to the borrower upon the termination of any loan, the Fund may be required by the securities lending agent to pay or cause to be paid to such borrower an amount equal to such shortfall in cash.

Short Sales

Some Funds may sell securities short “against the box,” that is: (1) enter into short sales of securities that they currently own or have the right to acquire through the conversion or exchange of other securities that they own without additional consideration; and (2) enter into arrangements with the broker-dealers through which such securities are sold short to receive income with respect to the proceeds of short sales during the period the Funds’ short positions remain open.

In a short sale against the box, a Fund does not deliver from its portfolio securities sold, and does not receive immediately the proceeds from, the short sale. Instead, the Fund borrows the securities sold short from a broker-dealer through which the short sale is executed, and the broker-dealer delivers such securities, on behalf of the Fund, to the purchaser of such securities. Such broker-dealer is entitled to retain the proceeds from the short sale until the Fund delivers to such broker-dealer the securities sold short. In addition, the Fund is required to pay the broker-dealer the amount of any dividends paid on shares sold short. Finally, to secure its obligation to deliver to such broker-dealer the securities sold short, the Fund must designate on its records or deposit and continuously maintain in a separate account with the Fund’s custodian an equivalent amount of the securities sold short or securities convertible into or exchangeable for such securities without the payment of additional consideration. A Fund is said to have a short position in the securities sold until it delivers to the broker-dealer the securities sold, at which time the Fund receives the proceeds of the sale. A Fund may also close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short.

Short sales may protect a Fund against the risk of losses in the value of its portfolio securities because any unrealized losses with respect to such portfolio securities should be wholly or partially offset by a corresponding gain in the short position. However, any potential gains in such portfolio securities should be wholly or partially offset by a corresponding loss in the short position. The extent to which such gains or losses are offset will depend on the amount of securities sold short relative to the amount the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium.

Risks. Short sale transactions involve certain risks. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, and if the price declines during this period, the Fund will realize a short-term capital gain. Any realized short-term capital gain will be decreased, and any incurred loss increased, by the amount of transaction costs and any premium, dividend or interest which the Fund may have to pay in connection with such short sale. Certain provisions of the Code may limit the degree to which a Fund is able to enter into short sales. There is no limitation on the amount of each Fund’s assets that, in the aggregate, may be deposited as collateral for the obligation to replace securities borrowed to effect short sales and allocated to segregated accounts in connection with short sales.

Short-Term Trading

The Funds may, consistent with their investment objectives, engage in portfolio trading in anticipation of, or in response to, changing economic or market conditions and trends. These policies may result in higher turnover rates in each Fund’s portfolio, which may produce higher transaction costs and a higher level of taxable short-term capital gains that are taxable at the higher ordinary income rates for individuals. Portfolio turnover considerations will not limit the Adviser’s investment discretion in managing a Fund’s assets. Each Fund anticipates that their portfolio turnover rates will vary significantly from time to time depending on the volatility of economic and market conditions.

When-Issued Securities

“When-issued” securities are traded on a price basis prior to actual issuance. The when-issued trading period generally lasts from a few days to months, or a year or more; during this period dividends on equity securities are not payable. No dividend income accrues to a Fund prior to the time it takes delivery. A frequent form of when-issued trading occurs when corporate securities to be created by a merger of companies are traded prior to the actual consummation of the merger. When-issued securities may involve a risk of loss if the value of the securities falls below the price committed to prior to actual issuance. A Fund will either designate on its records or cause its custodian to establish a segregated account for the Fund when it purchases securities on a when-issued basis consisting of cash or liquid securities equal to the amount of the when-issued commitments. Securities transactions involving delayed deliveries or forward commitments are frequently characterized as when-issued transactions and are similarly treated by each Fund.

TEMPORARY DEFENSIVE POSITIONS

Each Fund has the flexibility to respond promptly to changes in market and economic conditions. In the interest of preserving shareholders’ capital, the adviser and subadviser(s) of each Fund may employ a temporary defensive strategy if they determine such a strategy to be warranted. Pursuant to such a defensive strategy, a Fund may temporarily hold cash (U.S. dollars, foreign currencies, or multinational currency units) or invest up to 100% of its assets in high-quality debt securities or money market instruments of U.S. or foreign issuers. It is impossible to predict whether, when or for how long a Fund will employ temporary defensive strategies. The use of temporary defensive strategies may prevent a Fund from achieving its goal.

In addition, pending investment of proceeds from new sales of Fund shares or to meet ordinary daily cash needs, a Fund may temporarily hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest any portion of its assets in money market or other short-term high quality debt instruments.

PORTFOLIO TURNOVER

A Fund’s portfolio turnover rate for a fiscal year is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year, in each case excluding securities having maturity dates at acquisition of one year or less. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Funds, thereby decreasing the Fund’s total return. It is impossible to predict with certainty whether future portfolio turnover rates will be higher or lower than those experienced during past periods. Each Fund anticipates that its portfolio turnover rate will vary from time to time depending on the volatility of economic and market conditions.

Generally, each Fund intends to invest for long-term purposes. However, the rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when each Fund’s adviser or subadviser believes that portfolio changes are appropriate.

[For the fiscal years ended December 31, 2007 and December 31, 2008, the portfolio turnover rates for Small Cap Value Fund were approximately 78% and 124%, respectively. Although within the Fund’s historical range, the variation experienced in the Fund’s turnover rate from 2007 to 2008 was caused by an increase in market volatility.]

PORTFOLIO HOLDINGS INFORMATION

Each Trust’s Board of Trustees have adopted policies to limit the disclosure of confidential portfolio holdings information and to ensure equal access to such information, except in certain circumstances as approved by the Board of Trustees. Generally, portfolio holdings information will not be disclosed until it is first posted on the Funds’ website at www.funds.natixis.com. Generally, full portfolio holdings information will not be posted until it is aged for at least 30 days (15 days for Small Cap Value Fund and Value Opportunity Fund) and 60 days or Real Estate Fund. A list of Small Cap Value Fund’s and Value Opportunity Fund’s top 10 holdings will generally be available on a monthly basis within 5 days after month end. Any holdings information that is released must clearly indicate the date of the information, and must state that due to active management, the Funds may or may not still invest in the securities listed. Portfolio characteristics, such as industry/sector breakdown, current yield, quality breakdown, duration, average price-earnings ratio and other similar information may be provided on a current basis. However, portfolio characteristics do not include references to specific portfolio holdings.

The Board of Trustees has approved exceptions to the general policy on the sharing of portfolio holdings information as in the best interests of the Funds:

(1)	Disclosure of portfolio holdings posted on the Funds’ website, provided that information is shared no sooner than the next day following the day on which the information is posted;

(2)	Disclosure to firms offering industry-wide services, provided that the firm has entered into a confidentiality agreement with the Funds, their principal underwriter or an affiliate of the Funds’ principal underwriter. Entities that receive information pursuant to this exception include Lipper (monthly disclosure of full portfolio holdings, provided 6 days after month-end), Latent Zero (periodic disclosure of full portfolio holdings of the International Fund for trade order management services) and FactSet (daily disclosure of full portfolio holdings, provided the next business day);

(3)	Disclosure to SG Constellation, as part of the Class B Share Financing Program and subject to an agreement to protect the confidentiality and limit the use of the information except for the purposes provided (full portfolio holdings provided weekly for Funds with Class B shares);

(4)	Disclosure (subject to a written confidentiality provision) to Broadridge Financial Solutions, Inc. as part of the proxy voting recordkeeping services provided to the Funds, and to RiskMetrics Group and Glass Lewis & Co., LLC as part of the proxy voting administration and research services, respectively, provided to the advisers and subadvisers of the Funds (votable portfolio holdings of issuers as of record date for shareholder meetings);

(5)	Disclosure to employees of the Funds’ advisers, subadvisers, principal underwriter, administrator, custodian, fund accounting agent and independent registered public accounting firm, fund counsel and independent trustee counsel, as well as to broker-dealers executing portfolio transactions for the Funds, provided that such disclosure is made for bona fide business purposes;

(6)	Disclosure to Natixis Global Asset Management, L.P. (“NGAM”), in its capacity as the seed capital investor for Funds, in order to satisfy certain reporting obligations to its parent company and for its own risk management purposes; provided that NGAM agrees to maintain its seed capital in the Fund for a set period and does not effect a redemption of Fund shares while in possession of information that is not publicly available to other investors in the Fund. NGAM and its parent utilize a third-party service provider, Aptimum Formation Développment (“Aptimum”), to assist with its analysis of risk. Any sharing of holdings information with Aptimum is subject to a confidentiality agreement; and

(7)	Other disclosures made for non-investment purposes, but only if approved in writing in advance by an officer of the Funds. Such exceptions will be reported to the Board of Trustees.

With respect to (7) above, approval will be granted only when the officer determines that the Funds have a legitimate business reason for sharing the portfolio holdings information and the recipients are subject to a duty of confidentiality, including a duty not to trade on the information. As of the date of this Statement, the only entities that receive information pursuant to this exception are Advent Software, Inc. (daily disclosure of full portfolio holdings) for the purpose of performing certain electronic reconciliations with respect to Large Cap Value Fund, Small Cap Value Fund, Value Opportunity Fund and the Harris Associates subadvised discipline of the U.S. Diversified Portfolio; GCom2 (quarterly, or more frequently as needed, disclosure of full portfolio holdings) for the purpose of performing certain functions related to the production of the Funds’ semiannual financial statements, quarterly Form N-Q filings and other related items; Loomis Sayles Solutions, LLC (daily disclosure of full portfolio holdings) for the purpose of performing certain portfolio compliance monitoring services with respect to the discipline of Income Diversified Portfolio managed by Active Investment Advisors; Bloomberg (daily disclosure of full portfolio holdings) for the purpose of performing attribution analysis with respect to the Loomis Sayles sub-advised equity segments of U.S. Diversified Portfolio; Electra (daily disclosure of full portfolio holdings) for the purpose of performing certain electronic reconciliations with respect to the Loomis Sayles sub-advised segments of the Funds; Barclays Capital and Yield Book (periodic disclosure of full portfolio holdings) for the purpose of performing analytics and scenario analysis with respect to the Loomis Sayles sub-advised fixed-income segment of Income Diversified Portfolio; Glass Lewis & Co., LLC (daily disclosure of full portfolio holdings, provided the next business day) for the purpose of monitoring and processing any applicable class action lawsuits filed for the securities held within the Real Estate Fund and the AEW sub-advised segment of Income Diversified Portfolio, Thomson Financial (daily disclosure of full portfolio holdings, provided the next business day) for the purpose of performing attribution analysis with respect to Real Estate Fund and the AEW sub-advised segment of Income Diversified Portfolio; and Ernst & Young LLP (annually, or more frequently as needed, disclosure of foreign equity securities) for the purpose of performing certain functions related to the production of the Funds’ federal income and excise tax returns. Although the Trusts may enter into written confidentiality agreements, in other circumstances, such as those described in (5) above, the obligation to keep information confidential may be based on common law, professional or statutory duties of confidentiality. Common law, professional or statutory duties of confidentiality, including the duty not to trade on the information, may not be as clearly delineated and may be more difficult to enforce than contractual duties. The Funds’ officers determine on a case by case basis whether it is appropriate for the Funds to rely on such common law, professional or statutory duties. The Funds’ Board of Trustees exercises oversight of the disclosure of the Funds’ portfolio holdings by reviewing, on a periodic basis, persons or entities receiving such disclosure. Notwithstanding the above, there is no assurance that the Funds’ policies on the sharing of portfolio holdings information will protect the Funds from the potential misuse of holdings by individuals or firms in possession of that information.

Other registered investment companies that are advised or sub-advised by a Fund’s adviser or subadviser may be subject to different portfolio holdings disclosure policies, and neither the adviser nor the Board of Trustees of each Trust exercises control over such policies or disclosure. In addition, separate account clients of the adviser have access to their portfolio holdings and are not subject to each Fund’s portfolio holdings disclosure policies. Some of the funds that are advised or sub-advised by the adviser and some of the separate accounts managed by the adviser have investment objectives and strategies that are substantially similar or identical to the Funds’, and therefore potentially substantially similar, and in certain cases nearly identical, portfolio holdings, as certain Funds.

In addition, any disclosures of portfolio holdings information by a Fund or its adviser must be consistent with the anti-fraud provisions of the federal securities laws, the Fund’s and the adviser’s fiduciary duty to shareholders, and the Fund’s code of ethics. Each Fund’s policies expressly prohibit the sharing of portfolio holdings information if the Fund, its adviser, subadviser, or any other affiliated party receives compensation or other consideration in connection with such arrangement. The term “consideration” includes any agreement to maintain assets in a Fund or in other funds or accounts managed by the Fund’s adviser or subadviser or by any affiliated person of the adviser or subadviser.

MANAGEMENT OF THE TRUSTS

The Trusts are governed by a Board of Trustees, which is responsible for generally overseeing the conduct of Fund business and for protecting the interests of shareholders. The trustees meet periodically throughout the year to oversee the Funds’ activities, review contractual arrangements with companies that provide services to the Funds and review the Funds’ performance.

Trustees and Officers

The table below provides certain information regarding the trustees and officers of Natixis Funds Trust I, Natixis Funds Trust II and Natixis Funds Trust IV. For the purposes of this table and for purposes of this Statement, the term “Independent Trustee” means those trustees who are not “interested persons” as defined in the 1940 Act, of the relevant Trust. In certain circumstances, trustees are also required to have no direct or indirect financial interest in the approval of a matter being voted on in order to be considered “independent” for the purposes of the requisite approval. For the purposes of this Statement, the term “Interested Trustee” means those trustees who are “interested persons” of the relevant Trust.

Unless otherwise indicated, the address of all persons below is 399 Boylston Street, Boston, MA 02116.

Name and Year of Birth	Position(s) Held with the Trusts, Length of Time Served and Term of Office*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen*** and Other Directorships Held
INDEPENDENT TRUSTEES
Graham T. Allison, Jr. (1940)	Trustee Since 1984 for Natixis Funds Trust I (including its predecessors); since 1995 for Natixis Funds Trust II; since 2000 for Natixis Funds Trust IV Contract Review and Governance Committee Member	Douglas Dillon Professor and Director of the Belfer Center for Science and International Affairs, John F. Kennedy School of Government, Harvard University	40 Director, Taubman Centers, Inc. (real estate investment trust) and Director, Joule Biotechnologies

Name and Year of Birth	Position(s) Held with the Trusts, Length of Time Served and Term of Office*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen*** and Other Directorships Held
Edward A. Benjamin (1938)	Trustee Since 2003 for Natixis Funds Trust I, Natixis Funds Trust II and Natixis Funds Trust IV Chairman of the Contract Review and Governance Committee	Retired	40 None

Daniel M. Cain (1945)	Trustee Since 1996 for Natixis Funds Trust I and Natixis Funds Trust II; since 2000 for Natixis Funds Trust IV Chairman of the Audit Committee	Chairman (formerly, President and Chief Executive Officer) of Cain Brothers & Company, Incorporated (investment banking)	40 Director, Sheridan Healthcare Inc. (physician practice management)

Kenneth A. Drucker (1945)	Trustee Since 2008 for Natixis Funds Trust I, Natixis Funds Trust II and Natixis Funds Trust IV Audit Committee Member	Formerly, Treasurer, Sequa Corp. (manufacturing)	40 None

Wendell J. Knox (1948) ****	Trustee Since 2009 for Natixis Funds Trust I, Natixis Funds Trust II and Natixis Funds Trust IV Contract Review and Governance Committee Member	Director (formerly, President and Chief Executive Officer) of Abt Associates Inc. (research and consulting)	40 Director, Eastern Bank (commercial bank); Director, The Hanover Insurance Group (property and casualty insurance)

Sandra O. Moose (1942)

Chairperson of the Board of Trustees since November 2005

Trustee since 1982 for Natixis Funds Trust I (including its predecessors); since 1993 for Natixis Funds Trust II; and since 2000 for Natixis Funds Trust IV

Ex-officio member of the Audit Committee and Contract Review and Governance Committee

		President, Strategic Advisory Services (management consulting); formerly, Senior Vice President and Director, The Boston Consulting Group, Inc. (management consulting)	40 Director, Verizon Communications; Director, AES Corporation (international power company)

Erik R. Sirri (1958) *****	Trustee Since 2009 for Natixis Funds Trust I, Natixis Funds Trust II and Natixis Funds Trust IV Contract Review and Governance Committee Member	Professor of Finance at Babson College; formerly, Director of the Division of Trading and Markets at the Securities and Exchange Commission	40 None

Name and Year of Birth	Position(s) Held with the Trusts, Length of Time Served and Term of Office*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen*** and Other Directorships Held
Peter J. Smail (1952) *****	Trustee Since 2009 for Natixis Funds Trust I, Natixis Funds Trust II and Natixis Funds Trust IV Contract Review and Governance Committee Member	Retired; formerly, President and Chief Executive Officer of Pyramis Global Advisors (investment management)	40 None

Cynthia L. Walker (1956)	Trustee Since 2005 for Natixis Funds Trust I, Natixis Funds Trust II and Natixis Funds Trust IV Audit Committee Member	Deputy Dean for Finance and Administration, Yale University School of Medicine; formerly, Executive Dean for Administration, Harvard Medical School and formerly, Dean for Finance and Chief Financial Officer, Harvard Medical School	40 None

INTERESTED TRUSTEES

Robert J. Blanding[1] (1947) 555 California Street San Francisco, CA 94104	Trustee Since 2003 for Natixis Funds Trust I, Natixis Funds Trust II and Natixis Funds Trust IV	President, Chairman, Director, and Chief Executive Officer, Loomis, Sayles & Company, L.P.	40 None

John T. Hailer[2] (1960)	Trustee Since 2000 for Natixis Funds Trust I, Natixis Funds Trust II and Natixis Funds Trust IV	President and Chief Executive Officer-U.S. and Asia Natixis Global Asset Management, L.P.; formerly, President and Chief Executive Officer, Natixis Distribution Corporation, Natixis Asset Management Advisors, L.P., Natixis Distributors, L.P. and Natixis Global Associates, Inc.	40 None

*	Each Trustee serves until retirement, resignation or removal from the Board of Trustees. The current retirement age is 72. The position of Chairperson of the Board is appointed for a two-year term. Ms. Moose was appointed to serve an additional two-year term as the Chairperson of the Board of Trustees on November 20, 2009.
**	Each person listed above, except as noted, holds the same position(s) with Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust and Gateway Trust (collectively, the “Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (collectively, the “Loomis Sayles Funds Trusts”) and Hansberger International Series. Previous positions during the past five years with the Distributor, Natixis Advisors, or Loomis Sayles are omitted if not materially different from a trustee’s or officer’s current position with such entity.
***	The trustees of the Trusts serve as trustees of a fund complex that includes all series of the Natixis Funds Trusts, the Loomis Sayles Funds Trusts and Hansberger International Series (collectively, the “Fund Complex”).
****	Mr. Knox was appointed as a trustee effective July 1, 2009.
*****	Mr. Sirri and Mr. Smail were appointed as trustees effective December 1, 2009.

[1]

Mr. Blanding is deemed an “interested person” of the Trusts because he holds the following positions with affiliated persons of the Trust: President, Chairman, Director and Chief Executive Officer of Loomis Sayles.

[2]

Mr. Hailer is deemed an “interested person” of the Trusts because he holds the following positions with affiliated persons of the Trusts: President and Chief Executive Officer-U.S. and Asia, Natixis Global Asset Management, L.P.

Officers of the Trusts

Name and Year of Birth	Position(s) Held With the Trusts	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 Years**
Coleen Downs Dinneen (1960)	Secretary, Clerk and Chief Legal Officer	Since September 2004	Executive Vice President, General Counsel, Secretary and Clerk (formerly, Senior Vice President, Deputy General Counsel, Assistant Secretary and Assistant Clerk), Natixis Distribution Corporation, Natixis Distributors, L.P. and Natixis Asset Management Advisors, L.P.

David Giunta (1965)	President and Chief Executive Officer, Natixis Funds Trust I, Natixis Funds Trust II and Natixis Funds Trust IV	Since March 2008	President and Chief Executive Officer, Natixis Asset Management Advisors, L.P., Natixis Distributors, L.P. and Natixis Distribution Corporation; formerly, President, Fidelity Charitable Gift Fund; and formerly, Senior Vice President, Fidelity Brokerage Company.

Russell L. Kane (1969)	Chief Compliance Officer, Assistant Secretary and Anti-Money Laundering Officer	Chief Compliance Officer, since May 2006; Assistant Secretary since June 2004; Anti-Money Laundering Officer since April 2007	Chief Compliance Officer for Mutual Funds, Senior Vice President, Deputy General Counsel, Assistant Secretary and Assistant Clerk, Natixis Distribution Corporation, Natixis Distributors, L.P. and Natixis Asset Management Advisors, L.P.

Michael C. Kardok (1959)	Treasurer, Principal Financial and Accounting Officer	Since October 2004	Senior Vice President, Natixis Asset Management Advisors, L.P. and Natixis Distributors, L.P.

*	Each officer of the Trusts serves for an indefinite term in accordance with the Trusts’ current By-Laws until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.
**	Each person listed above, except as noted, holds the same position(s) with the Fund Complex. Previous positions during the past five years with the Distributor or Natixis Advisors are omitted, if not materially different from a trustee’s or officer’s current position with such entity.

Standing Board Committees

The trustees have delegated certain authority to the two standing committees of each Trust, the Audit Committee and Contract Review and Governance Committee. The Contract Review and Governance Committee of each Trust consists solely of Independent Trustees and considers matters relating to advisory, subadvisory and distribution arrangements, potential conflicts of interest between the Adviser and the Trust, and governance matters relating to the Trust. During the fiscal year ended December 31, 2009, this Committee held five meetings.

The Contract Review and Governance Committee also makes nominations for independent trustee membership on the Board of Trustees when necessary and considers recommendations from shareholders of the Funds that are submitted in accordance with the procedures by which shareholders may communicate with the Board of Trustees. Pursuant to those procedures, shareholders must submit a recommendation for nomination in a signed writing addressed to the attention of the Board of Trustees, c/o Secretary of the Funds, Natixis Advisors, L.P., 399 Boylston Street, Boston, 12th Floor, MA 02116. This written communication must (i) be signed by the shareholder, (ii) include the name and address of the shareholder, (iii) identify the Fund(s) to which the communication relates, and (iv) identify the account number, class and number of shares held by the shareholder as of a recent date or the intermediary through which the shares are held. The recommendation must contain sufficient background information concerning the trustee candidate to enable a proper judgment to be made as to the candidate’s qualifications, which may include (i) the nominee’s knowledge of the mutual fund industry, (ii) any experience possessed by the nominee as a director or senior officer of other public companies, (iii) the nominee’s educational background, (iv) the nominee’s reputation for high ethical standards and personal and professional integrity, (v) any specific financial, technical or other expertise possessed by the nominee, and the extent to which such expertise would complement the Board’s existing mix of skills and qualifications (vi) the nominee’s perceived ability to contribute to the ongoing functions of the Board, including the nominee’s ability and commitment to attend meetings regularly and work collaboratively with other members of the Board, (vii) the nominee’s ability to qualify as an Independent Trustee for purposes of applicable regulations, and (viii) such other factors as the appropriate Board Committee may request in light of the existing composition of the Board and any anticipated vacancies or other transitions. The recommendation must be received in a timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to the Fund). A recommendation for trustee nomination shall be kept on file and considered by the Board for six (6) months from the date of receipt, after which the recommendation shall be considered stale and discarded.

The Audit Committee of the Trusts consists solely of Independent Trustees and considers matters relating to the scope and results of the Trusts’ audits and serves as a forum in which the independent registered public accounting firm can raise any issues or problems identified in an audit with the Board of Trustees. This Committee also reviews and monitors compliance with stated investment objectives and policies, SEC and Treasury regulations, as well as operational issues relating to the transfer agent and custodian. During the fiscal year ended December 31, 2009, this Committee held four meetings.

The current membership of each committee is as follows:

Audit Committee	Contract Review and Governance Committee

Daniel M. Cain – Chairman	Edward A. Benjamin - Chairman
Kenneth A. Drucker	Graham T. Allison, Jr.
Cynthia L. Walker	Wendell J. Knox
Erik R. Sirri
Peter J. Smail

As chairperson of the Board of Trustees, Ms. Moose is an ex officio member of both Committees.

Fund Securities Owned by the Trustees

As of December 31, 2009, the trustees had the following ownership in the Funds:

Independent Trustees

Dollar Range of Fund Shares*	Graham T. Allison, Jr.**		Edward A. Benjamin**		Daniel M. Cain**		Kenneth A. Drucker		Wendell J. Knox**/***		Sandra O. Moose**		Erik R. Sirri****		Peter J. Smail**/****	Cynthia L. Walker
Income Diversified Portfolio	[_____	]	[_____	]	[_____	]	[_____	]	[_____	]	[_____	]	[_____	]	[_____]	[_____	]
International Fund	[_____	]	[_____	]	[_____	]	[_____	]	[_____	]	[_____	]	[_____	]	[_____]	[_____	]
Large Cap Value Fund	[_____	]	[_____	]	[_____	]	[_____	]	[_____	]	[_____	]	[_____	]	[_____]	[_____	]
Real Estate Fund	[_____	]	[_____	]	[_____	]	[_____	]	[_____	]	[_____	]	[_____	]	[_____]	[_____	]
Small Cap Value Fund	[_____	]	[_____	]	[_____	]	[_____	]	[_____	]	[_____	]	[_____	]	[_____]	[_____	]
Targeted Equity Fund	[_____	]	[_____	]	[_____	]	[_____	]	[_____	]	[_____	]	[_____	]	[_____]	[_____	]
U.S. Diversified Portfolio	[_____	]	[_____	]	[_____	]	[_____	]	[_____	]	[_____	]	[_____	]	[_____]	[_____	]
Value Opportunity Fund	[_____	]	[_____	]	[_____	]	[_____	]	[_____	]	[_____	]	[_____	]	[_____]	[_____	]
Aggregate Dollar Range of Fund Shares in Fund Complex Overseen by Trustee	[_____	]	[_____	]	[_____	]	[_____	]	[_____	]	[_____	]	[_____	]	[_____]	[_____	]

*	A. None
B. $1 - 10,000
C. $10,001 - $50,000
D. $50,001 - $100,000
E. over $100,000
**	Amounts include economic value of notional investments held through the deferred compensation plan.
***	Mr. Knox was appointed as a trustee effective July 1, 2009.
****	Mr. Sirri and Mr. Smail were appointed trustees effective December 1, 2009.

Interested Trustees

Dollar Range of Fund Shares*	Robert J. Blanding		John T. Hailer
Income Diversified Portfolio	[_____	]	[_____	]
International Fund	[_____	]	[_____	]
Large Cap Value Fund	[_____	]	[_____	]
Small Cap Value Fund	[_____	]	[_____	]
Real Estate Fund	[_____	]	[_____	]
Targeted Equity Fund	[_____	]	[_____	]
U.S. Diversified Portfolio	[_____	]	[_____	]
Value Opportunity Fund	[_____	]	[_____	]
Aggregate Dollar Range of Fund Shares in Fund Complex Overseen by Trustee	[_____	]	[_____	]

*	A. None
B. $1—10,000
C. $10,001—$50,000
D. $50,001—$100,000
E. over $100,000

Trustee Fees

The Trusts pay no compensation to their officers or Interested Trustees.

The Chairperson of the Boards receives a retainer fee at the annual rate of $250,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $80,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairman receives an additional retainer fee at the annual rate of $15,000. Each Contract Review and Governance Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each committee meeting that he or she attends telephonically. Each Audit Committee member is compensated $7,500 for each Committee meeting that he or she attends in person and $3,750 for each meeting he or she attends telephonically. Each member of the ad hoc Committee on Alternative Investments will receive a one-time fee of $10,000. The ad hoc Committee on Alternative Investments (Messrs. Benjamin, Cain and Drucker) is not a standing committee. These fees are allocated among the mutual fund portfolios in the Natixis Funds trusts, Loomis Sayles Funds trusts, Hansberger International Series and Gateway Trust based on a formula that takes into account, among other factors, the relative net assets of each mutual fund portfolio.

During the fiscal year ended December 31, 2009, the trustees of the Trusts received the amounts set forth in the following table for serving as trustees of the Trusts and for serving as trustees of Natixis Cash Management Trust, Loomis Sayles Funds Trusts and Hansberger International Series. The table also sets forth, as applicable, pension or retirement benefits accrued as part of fund expenses, as well as estimated annual retirement benefits:

Compensation Table

For the Fiscal Year Ended December 31, 2009

	Aggregate Compensation from Natixis Funds Trust I*			Aggregate Compensation from Natixis Funds Trust II*			Aggregate Compensation from Natixis Funds Trust IV*			Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Fund Complex **
INDEPENDENT TRUSTEES
Graham T. Allison, Jr.	$	[_____	]	$	[_____	]	$	[_____	]	$0	$0	$	[_____	]
Charles D. Baker***	$	[_____	]	$	[_____	]	$	[_____	]	$0	$0	$	[_____	]
Edward A. Benjamin	$	[_____	]	$	[_____	]	$	[_____	]	$0	$0	$	[_____	]
Daniel M. Cain	$	[_____	]	$	[_____	]	$	[_____	]	$0	$0	$	[_____	]
Kenneth A. Drucker	$	[_____	]	$	[_____	]	$	[_____	]	$0	$0	$	[_____	]
Wendell J. Knox****	$	[_____	]	$	[_____	]	$	[_____	]	$0	$0	$	[_____	]
Jonathan P. Mason*****	$	[_____	]	$	[_____	]	$	[_____	]	$0	$0	$	[_____	]
Sandra O. Moose	$	[_____	]	$	[_____	]	$	[_____	]	$0	$0	$	[_____	]
Erik R. Sirri******	$	[_____	]	$	[_____	]	$	[_____	]	$0	$0	$	[_____	]
Peter J. Smail******	$	[_____	]	$	[_____	]	$	[_____	]	$0	$0	$	[_____	]
Cynthia L. Walker	$	[_____	]	$	[_____	]	$	[_____	]	$0	$0	$	[_____	]
INTERESTED TRUSTEES
John T. Hailer		$0			$0			$0		$0	$0		$0
Robert J. Blanding		$0			$0			$0		$0	$0		$0

*	Amounts include payments deferred by trustees for the fiscal years ended December 31, 2009 and January 31, 2010, with respect to the Trusts. The total amount of deferred compensation accrued for Natixis Funds Trust I as of December 31, 2009 for the trustees is as follows: Allison ($[ ]), Baker $[ ]), Benjamin ($[ ]), Cain ($[ ]), Knox ($[ ]), Mason ($[ ]) and Walker ($[ ]). The total amount of deferred compensation accrued for Natixis Funds Trust II as of December 31, 2009 for the trustees is as follows: Allison ($[ ]), Baker $[ ]), Benjamin ($[ ]), Cain ($[ ]), Knox ($[ ]), Mason ($[ ]) and Walker ($[ ]). The total amount of deferred compensation accrued for Natixis Funds Trust IV as of December 31, 2009 for the trustees is as follows: Allison ($[ ]), Baker $[ ]), Benjamin ($[ ]), Cain ($[ ]), Knox ($[ ]), Mason ($[ ]) and Walker ($[ ]).
**	Total Compensation represents amounts paid during the fiscal year ended December 31, 2009 to a Trustee for serving on the board of trustees of nine (9) trusts with a total of forty (40) funds as of December 31, 2009. The total compensation includes amounts received from the Harris Associates Focused Value Fund, the sole series of Natixis Funds Trust III, which was liquidated on April 17, 2009 and the Delafield Select Fund.
***	Mr. Baker served as a trustee until his resignation on December 4, 2009.
****	Mr. Knox was appointed as a trustee effective July 1, 2009.
*****	Mr. Mason served as a trustee until his resignation on June 30, 2009.
******	Mr. Sirri and Mr. Smail were appointed as trustees effective December 1, 2009.

The Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series do not provide pension or retirement benefits to trustees, but have adopted a deferred payment arrangement under which each Trustee may elect not to receive fees from the Funds on a current basis but to receive in a subsequent period an amount equal to the value that such fees would have been if they had been invested in a Fund or Funds selected by the Trustee on the normal payment date for such fees.

Management Ownership

As of February 5, 2010, the officers and trustees of the Trusts collectively owned less than 1% of the then outstanding shares of each Fund and each Trust.

Code of Ethics

The Trusts, their advisers and subadvisers, and the Distributor each have adopted a code of ethics under Rule 17j-1 of the 1940 Act. These codes of ethics permit the personnel of these entities to invest in securities, including securities that the Funds may purchase or hold. The codes of ethics are available on the SEC’s IDEA system which can be accessed through www.sec.gov.

Proxy Voting Policies

The Board of Trustees of the Funds has adopted the Proxy Voting Policy and Guidelines (the “Guidelines”) for the voting of proxies for securities held by the Funds. Under the Guidelines, the responsibility for voting proxies generally is delegated to the Funds’ investment adviser or subadviser(s). Under the Guidelines, decisions regarding the voting of proxies are to be made solely in the interest of each Fund and its shareholders. The adviser or subadviser shall exercise its fiduciary responsibilities to vote proxies with respect to each Fund’s investments that are managed by that adviser or subadviser in a prudent manner in accordance with the Guidelines and the proxy voting policies of the adviser or subadviser. Because each adviser and subadviser manages its portfolio independently from the other, the different Funds and/or different segments of the same Fund may vote differently on the same matter. The adviser or subadviser is responsible for maintaining certain records and reporting to the Audit Committee of the Trusts in connection with the voting of proxies. The adviser or subadviser shall make available to each Fund, or Natixis Advisors, the Funds’ administrator, the records and information maintained by the adviser or subadviser under the Guidelines.

Information regarding how the Funds voted proxies related to their respective portfolio securities during the 12-month period ended June 30, 2009 is available without charge through the Funds’ website, www.funds.natixis.com and on the SEC’s website at www.sec.gov.

Natixis Advisors Generally, proxy voting responsibilities and authority are delegated to a Fund’s subadviser. In situations where Natixis Advisors retains proxy voting authority, it follows the following guidelines. As of the date of this Statement, Natixis Advisors retains proxy voting authority only with respect to the sleeve of Income Diversified Portfolio which is managed by Active Investment Advisors. Natixis Advisors has a fiduciary responsibility to exercise voting authority over securities held in client portfolios. Decisions regarding the voting of proxies shall be made solely in the interest of each client account advised by Natixis Advisors with the exclusive purpose being to provide benefits to clients by considering those factors that affect the value of their securities.

Natixis Advisors utilizes the services of a third party proxy service provider (“Proxy Service Provider”), a proxy-voting agent. The Proxy Service Provider may maintain records, provide reports, develop models and research, and vote proxies in accordance with instructions and guidelines provided by Natixis Advisors. These instructions and guidelines shall be consistent with the Proxy Voting Policy of Natixis Advisors, which generally votes “for” proposals that, in the judgment of Natixis Advisors, would serve to enhance shareholder value, and generally votes “against” proposals that, in the judgment of Natixis Advisors, would impair shareholder value.

These instructions and guidelines direct the proxy-voting agent, on behalf of Natixis Advisors and those clients for whom Natixis Advisors has retained investment discretion, to vote for or against specific types of routine proposals, while generally reserving other non-routine proposals for Natixis Advisors to decide on a case-by-case basis.

With respect to proposals to be decided by Natixis Advisors on a case-by-case basis, appropriate personnel of Natixis Advisors have the responsibility to determine how the proxies should be voted and for directing the proxy-voting agent to vote accordingly. In all cases the responsible persons shall endeavor to vote each proxy in the interests of client accounts. An internal committee of Natixis Advisors shall review Natixis Advisors’ proxy-voting policy on an annual basis.

AEW AEW utilizes the services of a third party proxy service provider to assist in voting proxies. When voting proxies, AEW acts prudently, solely in the best interest of its clients, and for the exclusive purpose of maximizing value to its clients. AEW takes reasonable steps under the circumstances to assure that it has actually received all of the proxies for which it has voting authority. AEW considers those factors that would affect the value of its clients’ investments and may not, unless specifically directed to do so by a client, consider unrelated objectives, such as social considerations. In the event of any conflict of interest involving any proxy vote, AEW will vote in accordance with recommendations provided by an independent party proxy service provider.

BlackRock BlackRock’s Equity Investment Policy Oversight Committee, or a sub-committee thereof (the “Committee”), addresses proxy voting issues on behalf of BlackRock and its clients. The Committee is comprised of senior members of BlackRock’s Portfolio Management Group and advised by BlackRock’s Legal and Compliance Department.

The Committee has the responsibility for determining how to address proxy votes made on behalf of all BlackRock clients, except for clients who have retained the right to vote their own proxies, either generally or on any specific matter. In so doing, the Committee seeks to ensure that proxy votes are made in the best interests of clients, and that proxy votes are determined in a manner free from unwarranted or inappropriate influences. The Committee also oversees the overall administration of proxy voting for BlackRock accounts.

The Committee establishes BlackRock’s proxy voting guidelines, with such advice, participation and research as the Committee deems appropriate from portfolio managers, proxy voting services or other knowledgeable interested parties. As it is anticipated that there will not necessarily be a “right” way to vote proxies on any given issue applicable to all facts and circumstances, the Committee is also responsible for determining how the proxy voting guidelines will be applied to specific proxy votes, in light of each issuer’s unique structure, management, strategic options and, in certain circumstances, probable economic and other anticipated consequences of alternative actions. In so doing, the Committee may determine to vote a particular proxy in a manner contrary to its generally stated guidelines.

The Committee may determine that the subject matter of certain proxy issues are not suitable for general voting guidelines and require a case-by-case determination, in which case the Committee may elect not to adopt a specific voting guideline applicable to such issues. BlackRock believes that certain proxy voting issues – such as approval of mergers and other significant corporate transactions – require investment analysis akin to investment decisions, and are therefore not suitable for general guidelines. The Committee may elect to adopt a common BlackRock position on certain proxy votes that are akin to investment decisions, or determine to permit portfolio managers to make individual decisions on how best to maximize economic value for the accounts for which they are responsible (similar to normal buy/sell investment decisions made by such portfolio managers). (The Committee will normally defer to portfolio managers on proxy votes that are akin to investment decisions except for proxy votes that involve a material conflict of interest, in which case it will determine, in its discretion, the appropriate voting process so as to address such conflict.)

While it is expected that BlackRock, as a fiduciary, will generally seek to vote proxies over which BlackRock exercises voting authority in a uniform manner for all BlackRock clients, the Committee, in conjunction with the portfolio manager of an account, may determine that the specific circumstances of such account require that such account’s proxies be voted differently due to such account’s investment objective or other factors that differentiate it from other accounts. In addition, on proxy votes that are akin to investment decisions, BlackRock believes portfolio managers may from time to time legitimately reach differing but equally valid views, as fiduciaries for BlackRock’s clients, on how best to maximize economic value in respect of a particular investment.

To assist BlackRock in voting proxies, the Committee may retain the services of a firm providing such services. BlackRock has currently retained Risk Metrics Group, Inc. in that role. Risk Metrics Group, Inc. is an independent adviser that specializes in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to BlackRock may include, but are not limited to, in-depth research, voting recommendations (which the Committee is not obligated to follow), vote execution, and recordkeeping.

BlackRock’s Proxy Voting Procedures also address special circumstances that can arise in connection with proxy voting. For instance, under the Proxy Voting Procedures, BlackRock generally will not seek to vote proxies related to portfolio securities that are on loan, although it may do so under certain circumstances. In addition, BlackRock will vote proxies related to securities of foreign issuers only on a best efforts basis and may elect not to vote at all in certain countries where the Committee determines that the costs associated with voting generally outweigh the benefits. The Committee may at any time override this policy if it determines that such action is in the best interests of a Fund.

From time to time, BlackRock may be required to vote proxies in respect of an issuer that is an affiliate of BlackRock (a “BlackRock Affiliate”), or a money management or other client of BlackRock (a “BlackRock Client”). In such event, provided that the Committee is aware of the real or potential conflict, the following procedures apply:

1. The Committee intends to adhere to the voting guidelines set forth herein for all proxy issues including matters involving BlackRock Affiliates and BlackRock Clients. If, however, the matter to be voted on represents a non-routine matter that is material to a BlackRock Affiliate or a BlackRock Client and the Committee does not reasonably believe it is able to follow its general voting guidelines (or if the particular proxy matter is not addressed in the guidelines) and vote impartially, the Committee may, in its discretion for the purposes of ensuring that an independent determination is reached, retain an independent fiduciary to advise the Committee on how to vote or to cast votes on behalf of BlackRock’s clients; and

2. If the Committee determines not to retain an independent fiduciary, or does not desire to follow the advice of such independent fiduciary, the Committee will determine how to vote the proxy after consulting with the BlackRock Portfolio Management Group and/or the BlackRock Legal and Compliance Department and concluding that the vote cast is in the client’s best interest notwithstanding the conflict.

CGM CGM’s policy is to vote – not abstain from voting – on all issues presented on portfolio securities held for its advisory clients. All issues presented for security holder vote are considered from an investment point of view and voted in the best investment interests of the beneficial owners of the account holding the securities that are being voted, with the goal of maximizing the long-term value of the account.

Proxies generally are voted by the investment manager responsible for the account holding the securities to be voted (the “manager”), under the supervision of the CGM Proxy Committee (the “Proxy Committee”). Managers may, but are not required to, consult with the Proxy Committee on how to vote particular proxies. Managers are required to follow any definitive determination by the Proxy Committee to vote a proxy in a particular manner.

Where CGM has been directed to vote in a particular manner by a client, pursuant to a contractual obligation with that client or a specific direction from the client as to a particular proxy vote, the applicable manager will vote the proxy in the manner directed by the client, subject to any contrary determination by the Proxy Committee. Generally, proxies covering routine matters are voted in favor of management proposals, subject, in each case, to the duty to act solely in the best interest of the beneficial owners of accounts holding the securities that are being voted. Proxy items involving non-routine issues generally will be voted as recommended by management, but will be voted against management if the manager responsible for voting the proxy believes that the management recommendation is not in the best interest of the beneficial owners of accounts holding the securities that are being voted.

The Proxy Committee shall consider all potential conflicts of interest brought to its attention, and will determine whether there exists a material conflict of interest with respect to the matters in question. A conflict of interest will be considered material to the extent that it is determined that such conflict has the potential to influence CGM’s decision-making in voting the proxy. Where it is deemed that a material conflict of interest does not exist, the relevant manager may vote such proxy, subject to the duty to act solely in the best interest of the beneficial owners of accounts holding the securities that are being voted.

Where it is determined by the Proxy Committee that a material conflict of interest does exist, the material conflict shall be disclosed to the applicable client and their consent shall be solicited on whether the proxy may be voted in the manner recommended by CGM. If the client does consent, then the proxy shall be voted in such a manner. If the client does not consent, the proxy shall (i) be voted in the manner directed by the client, or, lacking such direction, (ii) not be voted.

Hansberger Hansberger utilizes the services of a third party proxy service provider (“Proxy Service Provider”) to assist in voting proxies. The Proxy Service Provider is a premier proxy research, advisory, voting and vote-reporting service that specializes in global proxy voting. The Proxy Service Provider’s primary function with respect to Hansberger is to apprise Hansberger of shareholder meeting dates of all securities holdings, translate proxy materials received from companies, provide associated research and provide considerations and recommendations for voting on particular proxy proposals. Although Hansberger may consider the Proxy Service Provider’s and others’ recommendations on proxy issues, Hansberger bears ultimate responsibility for proxy voting decisions.

Hansberger takes reasonable steps under the circumstances to ensure that proxies are received and voted in the best interest of its clients, which generally means voting proxies with a view to enhancing the value of the shares of stock held in client accounts. The financial interest of the clients is the primary consideration in determining how proxies should be voted. In the case of social and political responsibility issues that in Hansberger’s view do not primarily involve financial considerations, it is not possible to represent fairly the diverse views of its clients and, thus, unless a client has provided other instructions, Hansberger generally votes in accordance with the recommendations of the Proxy Service Provider on these issues, although, on occasion Hansberger abstains from voting on these issues. When making proxy-voting decisions, Hansberger generally adheres to its Proxy Voting Guidelines (the “Guidelines”), as revised from time to time. The Guidelines, which have been developed with reference to the positions of the Proxy Service Provider, set forth Hansberger’s positions on recurring issues and criteria for addressing non-recurring issues and incorporates many of the Proxy Service Provider’s standard operating policies.

From time to time, proxy voting proposals may raise conflicts between the interests of Hansberger’s clients and the interests of Hansberger and its employees. Hansberger takes certain steps designed to ensure a decision to vote the proxies was based on the clients’ best interest and was not the product of the conflict. Hansberger’s Proxy Voting Committee is primarily responsible for monitoring and resolving possible material conflicts with respect to proxy voting. Any portfolio manager or research analyst with knowledge of a personal conflict of interest relating to a particular matter is required to disclose that conflict to the Chief Compliance Officer and may be required to excuse him or herself from the proxy voting process. Issues raising possible conflicts of interest are referred to the Proxy Voting Committee for resolution. Application of the Guidelines or voting in accordance with the Proxy Service Provider’s vote recommendation should, in most cases, adequately address any possible conflicts of interest.

Harris Associates Harris Associates’ Proxy Committee has established a number of proxy voting guidelines on various issues of concern to investors. Harris Associates will normally vote proxies in accordance with these guidelines unless the Proxy Committee determines that it is in the best economic interests of shareholders to vote contrary to the guidelines. Harris Associates voting guidelines generally address issues related to boards of directors, auditors, equity based compensation plans, and shareholder rights.

The Proxy Committee, in consultation with Harris Associates’ legal and compliance departments, will monitor and resolve any potential conflicts of interest with respect to proxy voting. A conflict of interest might exist, for example, when an issuer who is soliciting proxy votes also has a client relationship with Harris Associates, when a client of Harris Associates is involved in a proxy contest (such as a corporate director), or when an employee of Harris Associates has a personal interest in a proxy matter. When a conflict of interest arises, in order to insure that proxies are voted solely in the best interests of our clients as shareholders, Harris Associates will vote in accordance with either our written guidelines or the recommendation of an independent third-party voting service. If Harris Associates believes that voting in accordance with the guidelines or the recommendation of the proxy voting service would not be in the collective best interests of shareholders, our Proxy Voting Conflicts Committee will determine how shares should be voted.

Loomis Sayles Loomis Sayles uses the services of third parties (“Proxy Voting Service(s)”), to research and administer the vote on proxies for those accounts and funds for which Loomis Sayles has voting authority. One of Loomis Sayles’ Proxy Voting Services, Glass, Lewis & Company (“Glass Lewis”) provides vote recommendations and/or analysis to Loomis Sayles based on Glass Lewis’ own research. Loomis Sayles will generally follow its express policy with input from Glass Lewis unless Loomis Sayles Proxy Committee (the “Proxy Committee”) determines that the client’s best interests are served by voting otherwise.

All issues presented for shareholder vote will be considered under the oversight of the Proxy Committee. All non-routine issues will be directly considered by the Proxy Committee and, when necessary, the equity analyst following the company and/or the portfolio manager of a Fund holding the security, and will be voted in the best investment interests of the Fund. All routine issues will be voted according to Loomis Sayles’ policy approved by the Proxy Committee unless special factors require that they be considered by the Proxy Committee and, when necessary, the equity analyst following the company and/or the portfolio manager of a Fund holding the security. Loomis Sayles’ Proxy Committee has established these routine policies in what it believes are the best investment interests of Loomis Sayles’ clients.

The specific responsibilities of the Proxy Committee, include, (1) developing, authorizing, implementing and updating Loomis Sayles’ proxy voting procedures (the “Procedures”), including an annual review of the Procedures, existing voting guidelines and the proxy voting process in general, (2) oversight of the proxy voting process including oversight of the vote on proposals according to the predetermined policies in the voting guidelines, directing the vote on proposals where there is reason not to vote according to the predetermined policies in the voting guidelines or where proposals require special consideration, and consultation with the portfolio managers and analysts for the Fund(s) holding the security when necessary or appropriate and, (3) engagement and oversight of third-party vendors, including Proxy Voting Services.

Loomis Sayles has established several policies to ensure that proxy votes are voted in its clients’ best interest and are not affected by any possible conflicts of interest. First, except in certain limited instances, Loomis Sayles votes in accordance with its pre-determined policies set forth in the Procedures. Second, where these Procedures allow for discretion, Loomis Sayles will generally consider the recommendations of Glass Lewis in making its voting decisions. However, if the Proxy Committee determines that Glass Lewis’ recommendation is not in the best interest of its clients, then the Proxy Committee may use its discretion to vote against Glass Lewis’ recommendation, but only after taking the following steps: (1) conducting a review for any material conflict of interest Loomis Sayles may have and, (2) if any material conflict is found to exist, excluding anyone at Loomis Sayles who is subject to that conflict of interest from participating in the voting decision in any way. However, if deemed necessary or appropriate by the Proxy Committee after full prior disclosure of any conflict, that person may provide information, opinions or recommendations on any proposal to the Proxy Committee. In such event the Proxy Committee will make reasonable efforts to obtain and consider, prior to directing any vote information, opinions or recommendations from or about the opposing position on any proposal.

Vaughan Nelson Vaughan Nelson utilizes the services of a third party proxy service provider (“Proxy Service Provider”) to assist in voting proxies. Vaughan Nelson undertakes to vote all client proxies in a manner reasonably expected to ensure the client’s best interest is upheld and in a manner that does not subrogate the client’s best interest to that of Vaughan Nelson’s in instances where a material conflict exists. Vaughan Nelson has created a Proxy Voting Guideline (“Guideline”) believed to be in the best interest of clients relating to common and recurring issues found within proxy voting material. The Guideline is the work product of Vaughan Nelson’s Investment Committee and it considers the nature of the firm’s business, the types of securities being managed and other sources of information including, but not limited to, research provided by an independent research firm, internal research, published information on corporate governance and experience. The Guideline helps to ensure voting consistency on issues common amongst issuers and to serve as evidence that a vote was not the product of a conflict of interest but rather a vote in accordance with a pre-determined policy. However, in many recurring and common proxy issues a “blanket voting approach” cannot be applied. In these instances the Guideline indicates that such issues will be addressed on a case-by-case basis in consultation with a portfolio manager to determine how to vote the issue in the client’s best interest.

In executing its duty to vote proxies for the client, a material conflict of interest may arise. Vaughan Nelson does not envision a large number of situations where a conflict of interest would exist, if any, between it and the client given the nature of its business, client base, relationships, the types of securities managed and the fact Vaughan Nelson is not affiliated with an investment banking or similar firm. Notwithstanding, if a conflict of interest arises Vaughan Nelson will undertake to vote the proxy or proxy issue in the client’s continued best interest. This will be accomplished by either casting the vote in accordance with the Guideline, if the application of such policy to the issue at hand involves little discretion on Vaughan Nelson’s part, or casting the vote as indicated by the independent third-party research firm.

Finally, there may be circumstances or situations that may preclude or limit the manner in which a proxy is voted. These may include: 1) mutual funds – whereby voting may be controlled by restrictions within the fund or the actions of authorized persons, 2) international securities – whereby the perceived benefit of voting an international proxy does not outweigh the anticipated costs of doing so, 3) new accounts – instances where security holdings assumed will be sold in the near term thereby limiting any benefit to be obtained by a vote of proxy material, 4) unsupervised securities – where the firm does not have a basis on which to offer advice, 5) where the firm may abstain from voting when, in a good faith determination, the costs involved to vote a proxy cannot be justified (e.g., total holdings less than 10,000 shares, cost of translations, etc.) or 6) a security is out on loan.

INVESTMENT ADVISORY AND OTHER SERVICES

Information About the Organization and Ownership of the Advisers and Subadvisers of the Funds

Natixis Advisors, formed in 1995, is a limited partnership owned by Natixis Global Asset Management, L.P. (“Natixis US”).

Natixis US is part of Natixis Global Asset Management, an international asset management group based in Paris, France, that is in turn owned by Natixis, a French investment banking and financial services firm. Natixis is principally owned by BPCE, France’s second largest banking group. BPCE is owned by banks comprising two autonomous and complementary retail banking networks consisting of the Caisse d’Epargne regional savings banks and the Banque Populaire regional cooperative banks. An affiliate of the French Government is an investor in non-voting securities of BPCE and has limited, non-controlling representation on the supervisory board of BPCE as well as the right to convert certain shares into common equity of BPCE at a future time. The registered address of Natixis is 30, avenue Pierre Mendès France, 75013 Paris, France. The registered address of BPCE is 50, avenue Pierre Mendès France, 75013 Paris, France.

The 15 principal subsidiary or affiliated asset management firms of Natixis US collectively had over $264.9 billion in assets under management or administration as of December 31, 2009.

Active Investment Advisors (“Active”) is a division of Natixis Advisors that specializes in providing customized, actively managed index solutions in the separate account market.

AEW is a registered investment adviser whose origins date back to 1981. AEW is a wholly-owned subsidiary of Natixis Holdings. Natixis US owns the entire limited partnership interest in AEW. AEW is the adviser of the Real Estate Fund.

BlackRock is an indirect, wholly owned subsidiary of BlackRock, Inc., a publicly traded company controlled by PNC Financial Services Group. BlackRock is a registered investment adviser and commodity pool operator organized in 1999. BlackRock and its affiliates had approximately $1.31 trillion in investment company and other portfolio assets under management as of December 31, 2008.

CGM is a limited partnership whose sole general partner, Kenbob, Inc., is a corporation controlled by G. Kenneth Heebner. Natixis US owns a majority limited partnership interest in CGM. In addition to advising Natixis Funds, CGM acts as investment adviser of CGM Trust and also provides investment advice to other institutional and individual clients.

Hansberger, a Delaware Corporation, was formed in 1994. Hansberger is a wholly owned subsidiary of Hansberger Group, Inc. and an indirect subsidiary of Natixis Global Asset Management, L.P. Hansberger specializes in global investing, managing separate portfolios and providing advisory and subadvisory services to mutual funds.

Harris Associates was organized in 1995 to succeed to the business of a predecessor limited partnership also named Harris Associates L.P., which together with its predecessor had advised and managed mutual funds since 1976. Harris Associates is a limited partnership whose sole general partner is Harris Associates Inc., a wholly-owned subsidiary of Natixis Holdings. Natixis US owns the entire limited partnership interest in Harris Associates. Harris Associates also serves as investment adviser to individuals, trusts, retirement plans, endowments and foundations, and manages two private partnerships.

Loomis Sayles is a registered investment adviser whose origins date back to 1926. An important feature of the Loomis Sayles investment approach is its emphasis on investment research. Recommendations and reports of the Loomis Sayles research department are circulated throughout the Loomis Sayles organization and are available to the individuals in the Loomis Sayles organization who are responsible for making investment decisions for the Funds’ portfolios as well as numerous other institutional and individual clients to which Loomis Sayles provides investment advice. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is a wholly-owned subsidiary of Natixis Holdings, which in turn is a wholly-owned subsidiary of Natixis US. Natixis US owns the entire limited partnership interest in Loomis Sayles.

Vaughan Nelson was formed in 1970 and provides investment advisory services to foundations, university endowments, corporate retirement plans and individuals. Vaughan Nelson is a limited partnership whose sole general partner, Vaughan Nelson Investment Management, Inc., is a wholly-owned subsidiary of Natixis Holdings. Natixis owns the entire limited partnership interest in Vaughan Nelson.

Advisory and Subadvisory Agreements

Each Fund’s advisory agreement with Natixis Advisors (with AEW in the case of the Real Estate Fund and with CGM in the case of Targeted Equity Fund), provides that the adviser will furnish or pay the expenses of the applicable Fund for office space, facilities and equipment, services of executive and other personnel of the Trusts and certain administrative services. The adviser is responsible for obtaining and evaluating such economic, statistical and financial data and information and performing such additional research as is necessary to manage each Fund’s assets in accordance with its investment objectives and policies.

Each Fund pays all expenses not borne by its adviser or subadviser(s) including, but not limited to, the charges and expenses of the Funds’ custodian and transfer agent, independent registered public accounting firm, legal counsel for the Funds, legal counsel for the Trusts’ Independent Trustees, 12b-1 fees, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal and state securities laws, all expenses of shareholders’ and trustees’ meetings and of preparing, printing and mailing reports to shareholders and the compensation of trustees who are not directors, officers or employees of the Funds’ adviser, subadviser(s) or their affiliates, other than affiliated registered investment companies, all expenses of shareholders’ and trustees’ meetings, and costs of preparing, printing and mailing reports to shareholders. In the case of Funds with Class Y shares, certain expenses may be allocated differently among the Fund’s Classes A, B and C shares, on the one hand, and Class Y shares on the other hand. See “Description of the Trusts and Ownership of Shares” Below.

Except as noted below, each advisory agreement and, where applicable, each subadvisory agreement, provides that it will continue in effect for two years from its date of execution and thereafter from year to year if its continuance is approved at least annually (i) by the Board of Trustees of the relevant Trust or by vote of a majority of the outstanding voting securities of the relevant Fund and (ii) by vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval. Natixis Funds Trust I and Natixis Funds Trust II have received an exemptive order from the SEC that permits Natixis Advisors to amend existing subadvisory agreements, where applicable, when approved by the Board of Trustees, without shareholder approval. The exemption also permits Natixis Advisors to enter into new subadvisory agreements with subadvisers that are not affiliated with Natixis Advisors without obtaining shareholder approval, if approved by the relevant Trust’s Board of Trustees. Before any Natixis Fund can begin to rely on the exemptions described above, a majority of the shareholders of the Fund must approve the ability of the Fund to rely on the exemptive order. Certain Natixis Funds have already received shareholder approval to rely on the exemptive order. Shareholders will be notified of any subadviser changes.

Each advisory and subadvisory agreement may be terminated without penalty by vote of the Board of Trustees of the relevant Trust or by vote of a majority of the outstanding voting securities of the relevant Fund, upon 60 days’ written notice, or by the Fund’s adviser upon 90 days’ written notice. Each advisory agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act). Each subadvisory agreement also may be terminated by the subadviser upon 90 days’ notice and automatically terminates upon termination of the related advisory agreement.

Each advisory and subadvisory agreement provides that the adviser or subadviser shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

With respect to all Funds except Real Estate Fund and Targeted Equity Fund, Natixis Advisors oversees the portfolio management services provided to the Funds by each of the subadvisers and provides certain administrative services. Subject to the review of the Board of Trustees, Natixis Advisors monitors each subadviser to assure that the subadviser is managing a Fund’s assets consistently with the Fund’s investment objective and restrictions and applicable laws and guidelines, including, but not limited to, compliance with the diversification requirements set forth in the 1940 Act and Subchapter M of the Code. In addition, Natixis Advisors also provides subadvised Funds with administrative services which include, among other things, day-to-day administration of matters related to the Fund’s existence, maintenance of its records, preparation of reports and assistance in the preparation of the Fund’s registration statement under federal and state laws. In addition, Natixis Advisors does not determine what investments will be purchased or sold for any Fund. Because each subadviser manages its portfolio independently from the others, the same security may be held in two or more different Funds (or disciplines of Income Diversified Portfolio or segments of U.S. Diversified Portfolio) or may be acquired for one Fund (or disciplines of Income Diversified Portfolio or segments of U.S. Diversified Portfolio) at a time when the subadviser of another Fund (or discipline or segment) deems it appropriate to dispose of the security from that other Fund (or discipline or segment) or otherwise take a short position in or related to that security. Similarly, under some market conditions, one or more of the subadvisers may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another subadviser or subadvisers believe continued exposure to the broader securities is appropriate. Because each subadviser directs the trading for its discipline(s) of Income Diversified Portfolio or segments of U.S. Diversified Portfolio, and does not aggregate its transactions with those of the other subadvisers, the Fund or Portfolio may incur higher brokerage costs than would be the case if a single adviser or subadviser were managing the entire Fund.

Natixis Advisors may terminate any subadvisory agreement without shareholder approval. In such case, Natixis Advisors will either enter into an agreement with another subadviser to manage the Fund (or discipline of Income Diversified Portfolio or segments of U.S. Diversified Portfolio) or allocate the segment’s or discipline’s assets among the other segments or disciplines of the Fund.

Distribution Agreements and Rule 12b-1 Plans

Under a separate agreement with each Fund, the Distributor serves as the principal distributor of each class of shares of the Funds. The Distributor’s principal business address is 399 Boylston Street, Boston, Massachusetts 02116. Under these agreements (the “Distribution Agreements”), the Distributor conducts a continuous offering and is not obligated to sell a specific number of shares. The Distributor bears the cost of making information about the Funds available through advertising and other means and the cost of printing and mailing Prospectuses to persons other than shareholders. Each Fund pays the cost of registering and qualifying its shares under state and federal securities laws and distributing Prospectuses to existing shareholders.

The Distributor is compensated under each agreement through receipt of the sales charges on Class A and Class C shares described below under “Net Asset Value and Public Offering Price” and is paid by the Funds the service and distribution fees described in the applicable Prospectus. The Distributor may, at its discretion, reallow the entire sales charge imposed on the sale of Class A and Class C shares of a Fund to investment dealers from time to time. The SEC is of the view that dealers receiving all or substantially all of the sales charge may be deemed underwriters of a Fund’s shares.

Each Fund has adopted Rule 12b-1 plans (the “Plans”) for its Classes A, B and C shares as applicable which, among other things, permit it to pay the Distributor monthly fees out of its net assets. These fees consist of a service fee and a distribution fee. Any such fees that are paid by a distributor to securities dealers are known as “trail commissions.” Pursuant to Rule 12b-1 under the 1940 Act, each Plan was approved by the shareholders of each Fund, and (together with the related Distribution Agreement) by the Board of Trustees, including a majority of the Independent Trustees of the relevant Trust. Class B shares are no longer offered for sale.

Under the Plans, each Fund pays the Distributor a monthly service fee at an annual rate not to exceed 0.25% of each Fund’s average daily net assets attributable to the Classes A, B and C shares, as applicable. In the case of the Class B shares, the Distributor pays investment dealers the first year’s service fee at the time of sale, in the amount of up to 0.25% of the amount invested. In the case of Class C shares, the Distributor retains the first year’s service fee of 0.25% assessed against such shares. For Class A and, after the first year, for Class B and Class C shares, the Distributor may pay up to the entire amount of this fee to securities dealers who are dealers of record with respect to the Fund’s shares, on a quarterly basis, unless other arrangements are made between the Distributor and the securities dealer, for providing personal services to investors in shares of the Fund and/or the maintenance of shareholder accounts. This service fee will accrue to securities dealers of record immediately with respect to reinvested income dividends and capital gain distributions of the Fund’s Class A and Class B shares.

The service fee on Class A shares may be paid only to reimburse the Distributor for the expense of providing personal services to investors, including, but not limited to, (i) expenses (including overhead expenses) of the Distributor for providing personal services to investors in connection with the maintenance of shareholder accounts and (ii) payments made by the Distributor to any securities dealer or other organization (including, but not limited to, any affiliate of the Distributor) with which the Distributor has entered into a written agreement for this purpose, for providing personal services to investors and/or the maintenance of shareholder accounts, which payments to any such organization may be in amounts in excess of the cost incurred by such organization in connection therewith.

Each Fund’s Class B and Class C shares also pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average net assets of the respective Fund’s Class B and Class C shares. The Distributor retains the 0.75% distribution fee assessed against both Class B and Class C shares during the first year of investment. After the first year for Class B shares, the Distributor retains the annual distribution fee as compensation for its services as distributor of such shares. After the first year for Class C shares, the Distributor may pay up to the entire amount of this fee to securities dealers who are dealers of record with respect to the Fund’s shares, as distribution fees in connection with the sale of the Fund’s shares on a quarterly basis, unless other arrangements are made between the Distributor and the securities dealer. As noted in the prospectus, Class B shares automatically convert into Class A shares after 8 years. This conversion from Class B to Class A shares occurs once per month for all Class B shares that reach their eighth year over the course of that particular month.

Each Plan may be terminated by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of the relevant class of shares of the relevant Fund. Each Plan may be amended by vote of the relevant trustees, including a majority of the relevant Independent Trustees, cast in person at a meeting called for that purpose. Any change in any Plan that would materially increase the fees payable thereunder by the relevant class of shares of the relevant Fund requires approval by a vote of the holders of a majority of such shares outstanding. The Trusts’ trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. For so long as a Plan is in effect, selection and nomination of those trustees who are Independent Trustees of the relevant Trust shall be committed to the discretion of such trustees.

Fees paid by Class A, Class B or Class C shares of any Fund may indirectly support sales and servicing efforts relating to shares of the other series of the Natixis Funds Trusts or the Loomis Sayles Funds Trusts. In reporting its expenses to the trustees, the Distributor itemizes expenses that relate to the distribution and/or servicing of a single Fund’s shares, and allocates other expenses among the relevant Funds based on their relative net assets or relative sales. Expenses allocated to each Fund are further allocated among its classes of shares annually based on the relative sales of each class, except for any expenses that relate only to the sale or servicing of a single class.

The Distributor has entered into selling agreements with investment dealers, including affiliates of the Distributor, for the sale of the Funds’ shares. As described in more detail below, the Distributor, at its expense, may pay additional amounts to dealers who have selling agreements with the Distributor. Class Y shares of the Funds may be offered by registered representatives of certain affiliates who are also employees of Natixis US and may receive compensation from the Funds’ adviser or subadviser with respect to sales of Class Y shares. (Note that certain Funds do not currently offer Class Y shares.)

The Distribution Agreement for any Fund may be terminated at any time on 60 days’ notice to the Distributor without payment of any penalty by either vote of a majority of the outstanding voting securities of the relevant Fund or by vote of a majority of the Trustees. The Distribution Agreement may be terminated at any time on 90 days’ written notice to the Trust, without payment of any penalty.

The Distribution Agreements and the Plans will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees cast in person at a meeting called for that purpose and (ii) by the vote of the Board of Trustees or by a vote of a majority of the outstanding securities of a Fund (or the relevant class, in the case of the Plans).

With the exception of the Distributor, its affiliated companies and those trustees that are not Independent Trustees, no interested person of the Trusts or any trustee of the Trusts had any direct or indirect financial interest in the operation of the Plans or any related agreement. Benefits to the Funds and their shareholders resulting from the Plans are believed to include (1) enhanced shareholder service, (2) asset retention and (3) enhanced portfolio management opportunities and bargaining position with third party service providers and economies of scale arising from having asset levels higher than they would be if the plans were not in place.

The Distributor controls the words “Natixis” in the names of the Natixis Funds trusts and if it should cease to be the principal distributor of such Funds’ shares, the Trusts may be required to change their names and delete these words or letters. The Distributor also acts as principal distributor for Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II (except Class J shares of the Loomis Sayles Investment Grade Bond Fund), Hansberger International Series and Gateway Trust.

The portion of the various fees and expenses for Funds offering Classes A, and, with respect to certain Funds, C shares that are paid (reallowed) to securities dealers are shown below.

Class A

Investment	Maximum Sales Charge Paid by Investors (% of offering price)	Maximum Reallowance or Commission (% of offering price)		Maximum First Year Service Fee (% of net investment)	Maximum First Year Compensation (% of offering price)
Less than $50,000*	5.75%	5.00%		0.25%	5.25%
$50,000 - $99,999	4.50%	4.00%		0.25%	4.25%
$100,000 - $249,999	3.50%	3.00%		0.25%	3.25%
$250,000 - $499,999	2.50%	2.15%		0.25%	2.40%
$500,000 - $999,999	2.00%	1.70%		0.25%	1.95%
Investments of $1 million or more
First $3 million	none	1.00	%(1)	0.25%	1.25%
Excess over $3 million	none	0.50	%(1)	0.25%	0.75%
Investments with no Sales Charge (2)	None	0.00%		0.25%	0.25%

*	(Targeted Equity Fund only) For accounts established prior to February 28, 1997 having a total investment value of between (and including) $25,000 and $49,000, a reduced sales charge of 5.50% of the offering price (or 5.82% of the net amount invested), with a dealer’s concession of 4.25% as a percentage of offering price, will be charged on the sale of additional Class A shares of Targeted Equity Fund if the total investment value of Targeted Equity Fund account after such sale is between (and including) $25,000 and $49,000.
(1)	These commissions are not payable if the purchase represents the reinvestment of a redemption made during the previous 12 calendar months.
(2)	Refers to any investments made by investors not subject to a sales charge as described in the Prospectuses for Classes A, B and C shares of the Funds under the section “How Sales Charges Are Calculated.”

Classes B and C

Classes B and C service fees are payable regardless of the amount of the Distributor’s related expenses. The portion of the various fees and expenses for Class B and Class C shares of the Funds that are paid to securities dealers are shown below:

Investment	Maximum Front–End Sales Charge Paid by Investors (% of offering price)	Maximum Reallowance or Commission (% of offering price)	Maximum First Year Service Fee (% of net investment)	Maximum First Year Compensation (% of offering price)
All amounts for Class B	none	3.75%	0.25%	4.00%
All amounts for Class C	none	1.00%	0.00%	1.00%

(1)	Refers to any investments made by investors not subject to a sales charge as described in the Prospectus for Classes A, B and C shares of the Funds under the section “How Sales Charges Are Calculated.”

All Funds

As previously discussed, Class B shares are no longer offered by any Fund. As described in the Prospectus, each purchase or sale of shares is effected at the NAV next determined after an order is received, less any applicable sales charge. The sales charge is allocated between the investment dealer and the Distributor, as indicated in the tables above. The Distributor receives the contingent deferred sales charge (the “CDSC”). Proceeds from the CDSC on Class A and C shares are paid to the Distributor and are used by the Distributor to defray the expenses for services the Distributor provides the Trusts. Proceeds from the CDSC on Class B shares are paid to the Distributor and are remitted to SG Constellation LLC to compensate SG Constellation LLC for financing the payment of commissions on the sale of Class B shares pursuant to certain Class B financing and servicing agreements between the Distributor and SG Constellation LLC. The Distributor may, at its discretion, pay (reallow) the entire sales charge imposed on the sale of Class A shares to investment dealers from time to time.

For new amounts invested at NAV by an eligible governmental authority, the Distributor may, at its expense, pay investment dealers a commission of 0.025% of the average daily net assets of an account at the end of each calendar quarter for up to one year. These commissions are not payable if the purchase represents the reinvestment of redemption proceeds from any other Natixis Fund or if the account is registered in street name.

The Distributor, Natixis Advisors and their affiliates may, out of their own resources, make additional payments to dealers who sell shares of the Funds. These payments may include: (i) full reallowance of the sales charge of Class A shares, (ii) additional compensation with respect to the sale and/or servicing of Class A, B and C shares, (iii) payments based upon various factors described below and (iv) financial assistance programs to firms who sell or arrange for the sale of Fund shares including, but not limited to, marketing and sales fees, expenses related to advertising or promotional activity and events, and shareholder record keeping or miscellaneous administrative services. Payment for travel, lodging and related expenses may be provided for attendance at Fund seminars and conferences, e.g., due diligence meetings held for training and educational purposes. The payment of these concessions and any other compensation offered will conform with state and federal laws and the rules of any self-regulatory organization, such as the Financial Industry Regulatory Authority (“FINRA”). The participation of such firms in financial assistance programs is at the discretion of the firm and the Distributor. The payments described in (iii) above may be based on sales (generally ranging from 0.05% to 0.25% of gross sales) or the amount of assets a dealer’s clients have invested in the Funds (at annual rates generally ranging from 0.05% to 0.50% of the value of the clients’ shares). The actual payment rates to a dealer will depend upon how the particular arrangement is structured (e.g., solely asset based fees, solely sales based fees or a combination of both) and other factors such as the length of time assets have remained invested in the Funds, redemption rates and the willingness of the dealer to provide access to its representatives for educational and marketing purposes. The payments to dealers described in this paragraph and elsewhere in this Statement, which may be significant to the dealers, may create an incentive for a dealer or its representatives to recommend or sell shares of a particular Fund or shares class over other mutual funds or share classes. Additionally, these payments may result in the Fund’s inclusion on a sales list, including a preferred or select sales list, or in other sales programs. Investors should contact their dealers for details about the payment the dealers may receive.

Dealers may charge their customers a processing fee or service fee in connection with the purchase or redemption of fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by its individual dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the Funds’ Prospectuses and this Statement. Customers will be provided with specific information about any processing or service fees charged by their dealer.

The commissions and sales charges for the last three fiscal years were allocated as follows:

NATIXIS FUNDS TRUST I†

	12/31/07	12/31/08	12/31/09
Total commissions on sales of Class A shares	$1,338,606	$1,856,740	$	[_____	]
Amount reallowed to other securities dealers	$1,175,445	$1,616,934	$	[_____	]
Amount retained by Distributor	$163,161	$239,806	$	[_____	]

Total CDSCs on redemptions of Classes A, B and C shares	$429,348	$291,052	$	[_____	]
Amount paid to SG Constellation LLC	$327,079	$203,058	$	[_____	]
Amount retained by Distributor*	$102,269	$87,994	$	[_____	]

*	See “Other Arrangements” for information about amounts received by the Distributor from Natixis Funds Trust I’s investment advisers and subadvisers or the Funds directly for providing certain administrative services relating to Natixis Funds Trust I.
†	Information is only provided for the Funds in this Statement as listed on the cover page.

NATIXIS FUNDS TRUST II†

	12/31/07	12/31/08	12/31/09
Total commissions on sales of Class A shares	$71,101	$44,524	$	[_____	]
Amount reallowed to other securities dealers	$62,768	$38,718	$	[_____	]
Amount retained by Distributor	$8,333	$5,807	$	[_____	]

Total CDSCs on redemptions of Classes A, B and C shares	$66,341	$43,301	$	[_____	]
Amount paid to SG Constellation LLC	$62,666	$41,229	$	[_____	]
Amount retained by Distributor*	$3,675	$2,072	$	[_____	]

*	See “Other Arrangements” for information about amounts received by the Distributor from Natixis Funds Trust II’s investment advisers and subadvisers or the Funds directly for providing certain administrative services relating to Natixis Funds Trust II.
†	Information is only provided for the Funds in this Statement as listed on the cover page.

NATIXIS FUNDS TRUST IV

	1/31/08	1/31/09	1/31/10
Total commissions on sales of Class A shares	$198,695	$87,186	$	[_____	]
Amount reallowed to other securities dealers	$176,861	$75,752	$	[_____	]
Amount retained by Distributor	$21,835	$11,434	$	[_____	]

Total CDSCs on redemptions of Classes A, B and C shares	$60,688	$21,318	$	[_____	]
Amount paid to SG Constellation LLC	$38,769	$17,695	$	[_____	]
Amount retained by Distributor*	$21,919	$3,623	$	[_____	]

*	See “Other Arrangements” for information about amounts received by the Distributor from Natixis Funds Trust IV’s investment adviser or the Funds directly for providing certain administrative services relating to Natixis Funds Trust IV.

OTHER ARRANGEMENTS

Administrative Services

Natixis Advisors performs certain accounting and administrative services for the Funds, pursuant to an Administrative Services Agreement dated January 1, 2005, as amended from time to time (the “Administrative Agreement”). Under the Administrative Agreement, Natixis Advisors provides the following services to the Funds: (i) personnel that perform bookkeeping, accounting, internal auditing and financial reporting functions and clerical functions relating to the Funds, (ii) services required in connection with the preparation of registration statements and prospectuses, registration of shares in various states, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Funds or regulatory authorities and reports and questionnaires for SEC compliance, (iii) the various registrations and filings required by various regulatory authorities and (iv) consultation and legal advice on Fund related matters.

For these services, Natixis Advisors received the following fees from the Funds for the fiscal years ended December 31, 2007, December 31, 2008 and December 31, 2009:

Fund	2007		2008		2009
	Fees	Fees waived*	Fees	Fees waived*	Fees			Fees waived*
Income Diversified Portfolio	$81,054	$864	$48,522	$1,521	$	[_____	]	$	[_____	]
International Fund	$100,153	$1,190	$70,672	$2,271	$	[_____	]	$	[_____	]
Large Cap Value Fund	$136,965	$1,501	$85,193	$2,657	$	[_____	]	$	[_____	]
Small Cap Value Fund	$81,626	$967	$97,323	$2,149	$	[_____	]	$	[_____	]
Targeted Equity Fund	$408,927	$5,490	$454,836	$12,079	$	[_____	]	$	[_____	]
U.S. Diversified Portfolio	$327,564	$3,833	$230,045	$7,052	$	[_____	]	$	[_____	]
Value Opportunity Fund[1]	$—	$—	$16,712	$—	$	[_____	]	$	[_____	]

*	Natixis Advisors voluntarily agreed to waive a portion of its fees during the periods ended December 31, 2007, December 31, 2008 and December 31, 2009.
1	The Fund commenced operations on October 31, 2008.

For these services, Natixis Advisors received the following fees from the Real Estate Fund for the fiscal years ended January 31, 2008, January 31, 2009, and January 31, 2010:

Fund	2008		2009		2010
	Fees	Fees waived*	Fees	Fees waived*	Fees			Fees waived*
Real Estate Fund	$105,779	$1,365	$66,668	$1,766	$	[_____	]	$	[_____	]

*	Natixis Advisors voluntarily agreed to waive a portion of its fees during the periods ended January 31, 2008, January 31, 2009 and January 31, 2010.

Custodial Arrangements. State Street Bank and Trust Company (“State Street Bank”), One Lincoln Street, Boston, Massachusetts, 02111, serves as the custodian for the Trusts. As such, State Street Bank holds in safekeeping certificated securities and cash belonging to each Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to each Fund. Upon instruction, State Street Bank receives and delivers cash and securities of each Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. State Street Bank also maintains certain accounts and records of the Trusts and calculates the total NAV, total net income and NAV per share of each Fund on a daily basis.

Transfer Agency Services. Pursuant to a contract between the Trusts, on behalf of each Fund, and Boston Financial Data Services, Inc. (“Boston Financial”), whose principal business address is 2000 Crown Colony Drive, Quincy, MA 02169, Boston Financial acts as shareholder servicing and transfer agent for the Funds and is responsible for services in connection with the establishment, maintenance and recording of shareholder accounts, including all related tax and other reporting requirements and the implementation of investment and redemption arrangements offered in connection with the sale of the Funds’ shares.

The Funds may also pay dealers whose clients invest in the Funds fees for sub-transfer agency and other similar services. As indicated above, the Distributor, Natixis Advisors and their affiliates may also make payments for sub-transfer agency and similar services.

Independent Registered Public Accounting Firm. The Trusts’ independent registered public accounting firm is [                    ]. The independent registered public accounting firm conducts an annual audit of each Fund’s financial statements, assists in the review of federal and state income tax returns and consults with the Trusts as to matters of accounting and federal and state income taxation. The financial highlights in the prospectuses for the Funds, and the financial statements contained in those Funds’ annual reports for the year ended December 31, 2009 (January 31, 2010 with respect to Real Estate Fund) and incorporated by reference into this Statement, have been so included in reliance on the reports of the Trusts’ independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

Counsel to the Funds. Ropes & Gray LLP, located at One International Place, Boston, MA 02110, serves as counsel to the Funds.

PORTFOLIO MANAGEMENT INFORMATION

PORTFOLIO MANAGERS’ MANAGEMENT OF OTHER ACCOUNTS

As of December 31, 2009 (January 31, 2010 for AEW), many of the portfolio manager(s) of the Funds managed other accounts in addition to managing one or more of the Funds. The following table provides information on the other accounts managed by each portfolio manager:

	Registered Investment Companies										Other Pooled Investment Vehicles										Other Accounts
	Other Accounts Managed					Advisory fee is based on performance					Other Accounts Managed					Advisory fee is based on performance					Other Accounts Managed					Advisory fee is based on performance
Name of Portfolio Manager (Firm)	# of Accts		Total Assets			# of Accts		Total Assets			# of Accts		Total Assets			# of Accts		Total Assets			# of Accts		Total Assets			# of Accts		Total Assets
Kevin H. Maeda (Active)	[___	]	$	[___	]	[___	]	$	[___	]	[___	]	$	[___	]	[___	]	$	[___	]	[___	]	$	[___	]	[___	]	$	[___	]
Serena V. Ng (Active)	[___	]	$	[___	]	[___	]	$	[___	]	[___	]	$	[___	]	[___	]	$	[___	]	[___	]	$	[___	]	[___	]	$	[___	]
Matthew A. Troxell (AEW)	[___	]	$	[___	]	[___	]	$	[___	]	[___	]	$	[___	]	[___	]	$	[___	]	[___	]	$	[___	]	[___	]	$	[___	]
Edward P. Dowd (BlackRock)	[___	]	$	[___	]	[___	]	$	[___	]	[___	]	$	[___	]	[___	]	$	[___	]	[___	]	$	[___	]	[___	]	$	[___	]
Jeffrey R. Lindsey (BlackRock)	[___	]	$	[___	]	[___	]	$	[___	]	[___	]	$	[___	]	[___	]	$	[___	]	[___	]	$	[___	]	[___	]	$	[___	]

G. Kenneth Heebner (CGM)	[____	]	$	[____	]	[____	]	$	[___	]	[___	]	$	[____	]	[____	]	$	[___	]	[___	]	$	[____	]	[___	]	$	[___	]
Trevor Graham (Hansberger)	5			$761 million		0			$0		4			$1.6 billion		0			$0		32			$2.0 billion		1			$209 million
Ronald Holt (Hansberger)	1			$1.2 billion		1			$1.2 billion		1			$27 million		0			$0		11			$375 million		0			$0
Barry A. Lockhart (Hansberger)	5			$761 million		0			$0		4			$1.6 billion		0			$0		32			$2.0 billion		1			$209 million
Lauretta Reeves (Hansberger)	1			$100 million		0			$0		0			$0		0			$0		28			$2.0 billion		0			$0
Patrick H. Tan (Hansberger)	5			$761 million		0			$0		4			$1.6 billion		0			$0		32			$2.0 billion		1			$209 million
Thomas R. H. Tibbles (Hansberger)	5			$761 million		0			$0		4			$1.6 billion		0			$0		32			$2.0 billion		1			$209 million
Edward S. Loeb (Harris Associates)	2			$83 million		0			$0		0			$0		0			$0		293			$2.2 billion		0			$0
Michael J. Mangan (Harris Associates)	1			$591 million		0			$0		1			$80 million		0			$0		120			$1.2 billion		0			$0
Diane Mustain (Harris Associates)	0			$0		0			$0		0			$0		0			$0		227			$1.0 billion		0			$0
Matthew Eagan (Loomis Sayles)	12			$43.6 billion		0			$0		6			$3.7 billion		0			$0		55			$4.6 billion		0			$0
Philip C. Fine (Loomis Sayles)	2			$159 million		0			$0		0			$0		0			$0		12			$30 million		0			$0
Kathleen C. Gaffney (Loomis Sayles)	13			$43.7 billion		0			$0		6			$3.7 billion		0			$0		56			$4.3 billion		0			$0
Joseph R. Gatz (Loomis Sayles)	4			$1.5 billion		0			$0		0			$0		0			$0		22			$511 million		0			$0
John Hyll (Loomis Sayles)	3			$235 million		0			$0		0			$0		0			$0		40			$7.8 billion		0			$0
Clifton V. Rowe (Loomis Sayles)	5			$547 million		0			$0		3			$435 million		0			$0		48			$2.9 billion		1			$5 million
Elaine M. Stokes (Loomis Sayles)	12			$43.6 billion		0			$0		6			$3.7 billion		0			$0		49			$2.3 billion		1			$219 million
Daniel G. Thelen (Loomis Sayles)	4			$1.5 billion		0			$0		0			$0		0			$0		43			$643 million		0			$0
Dennis G. Alff (Vaughan Nelson)	2			$727 million		0			$0		2			$46 million		0			$0		66			$1.3 billion		0			$0
Chris D. Wallis (Vaughan Nelson)	9			$1.0 billion		0			$0		7			$87 million		0			$0		202			$3.2 billion		0			$0
Scott J. Weber (Vaughan Nelson)	9			$1.0 billion		0			$0		5			$41 million		0			$0		165			$2.4 billion		0			$0

Material Conflicts of Interest

Conflicts of interest may arise in the allocation of investment opportunities and the allocation of aggregated orders among the Funds and other accounts managed by the portfolio managers. A portfolio manager potentially could give favorable treatment to some accounts for a variety of reasons, including favoring larger accounts, accounts that pay higher fees, accounts that pay performance-based fees, accounts of affiliated companies and accounts in which the portfolio manager has an interest. Such favorable treatment could lead to more favorable investment opportunities or allocations for some accounts. Each of the advisers and subadvisers has adopted policies and procedures to mitigate the effects of these conflicts. For more information on how each of the advisers and subadvisers allocates investment opportunities between the Funds and their other clients, see the section “Allocation of Investment Opportunity Among Funds and Other Investors Managed by Advisers and Subadvisers” in this Statement. Conflicts of interest also may arise to the extent a portfolio manager short sells a stock or otherwise takes a short position in one client account but holds that stock long in other accounts, including the Funds, or sells a stock for some accounts while buying the stock for others, and through the use of “soft dollar arrangements,” which are discussed in the section “Portfolio Transactions and Brokerage” below.

Portfolio Managers’ Compensation

The following describes the structure of, and the method used to determine, the compensation of each of the above-listed portfolio managers as of December 31, 2009 (January 31, 2010 for AEW):

AEW. Compensation for all of AEW professionals including AEW REIT investment professionals such as Real Estate Fund portfolio managers, is composed of two parts: base salary and incentive compensation. AEW’s base salary structure is designed to reflect market rates for the various disciplines within the company, such as investment management, asset management and accounting. To determine appropriate “market ranges” for the various function areas (based on specific job characteristics and years of experience), AEW uses the services of an independent consulting firm which performs research into the compensation practices of firms similar to AEW within the industry.

Base salaries are supplemented by year-end incentive compensation awards, which account for a significant portion of total compensation. The awarding of incentive compensation is based upon the achievement of corporate objectives and specific individual goals, which are generally tied to the achievement of client objectives. Performance is measured by comparing the AEW Diversified Composite returns over one- and three-year periods against the returns of the Morgan Stanley REIT Index and some peer funds over those periods. The AEW Diversified Composite is composed of accounts with a similar strategy to that of the AEW Real Estate Fund. AEW’s operating margins for the year determine the availability of funds for incentive compensation. Additionally, AEW’s senior professionals (Managing Directors and Directors), including head portfolio manager Matthew Troxell and his team of co-portfolio managers, are eligible for participation in AEW’s Equity Sharing program, which give Directors of the firm economic interests in a portion of the firm’s profits. This program is sponsored by AEW’s parent company, Natixis US.

Neither base salary nor any other part of the investment team’s compensation structure is based on assets under management.

BlackRock. Portfolio Manager Compensation Overview. BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock such as its Long-Term Retention and Incentive Plan.

Base compensation. Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm. Senior portfolio managers who perform additional management functions within the portfolio management group or within BlackRock may receive additional compensation for serving in these other capacities.

Discretionary Incentive Compensation. Discretionary incentive compensation is based on a formulaic compensation program. BlackRock’s formulaic portfolio manager compensation program includes: pre-tax investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods and a measure of operational efficiency. If a portfolio manager’s tenure is less than five years, performance periods will reflect time in position. In most cases, including for the portfolio managers of the U.S. Diversified Portfolio, these benchmarks are the same as the benchmark or benchmarks against which the performance of the U.S. Diversified Portfolio or other accounts managed by the portfolio managers are measured. BlackRock’s Chief Investment Officers determine the benchmarks against which the performance of funds and other accounts managed by each portfolio manager is compared and the period of time over which performance is evaluated.

Portfolio managers who meet relative investment performance and financial management objectives during a specified performance time period are eligible to receive an additional bonus which may or may not be a large part of their overall compensation. A smaller element of portfolio manager discretionary compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, workforce diversity, supervision, technology and innovation. All factors are considered collectively by BlackRock management.

Distribution of Discretionary Incentive Compensation. Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years. The BlackRock, Inc. restricted stock units, if properly vested, will be settled in BlackRock, Inc. common stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year “at risk” based on the BlackRock Inc.’s ability to sustain and improve its performance over future periods.

Other Compensation Benefits. In addition to base compensation and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Long-Term Retention and Incentive Plan (“LTIP”) —The LTIP is a long-term incentive plan that seeks to reward certain key employees. Prior to 2006, the plan provided for the grant of awards that were expressed as an amount of cash, that if properly vested and subject to the attainment of certain performance goals, will be settled in cash and/or in BlackRock, Inc. common stock. Beginning in 2006, awards are granted under the LTIP in the form of BlackRock, Inc. restricted stock units that, if properly vested and subject to the attainment of certain performance goals, will be settled in BlackRock, Inc. common stock.

Deferred Compensation Program — A portion of the compensation paid to eligible BlackRock employees may be voluntarily deferred into an account that tracks the performance of certain of the firm’s investment products. Each participant in the deferred compensation program is permitted to allocate his deferred amounts among various options.

Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3% of eligible compensation, plus an additional contribution of 2% for any year in which BlackRock has positive net operating income. The RSP offers a range of investment options, including registered investment companies managed by the firm. BlackRock, Inc.’s contributions follow the investment direction set by participants for their own contributions or, absent employee investment direction, are invested into a balanced portfolio. The ESPP allows for investment in BlackRock, Inc’s common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000. Each portfolio manager is eligible to participate in these plans.

Portfolio Manager Potential Material Conflicts of Interest. Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund or account.

BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the U.S. Diversified Portfolio, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made for the U.S. Diversified Portfolio. In addition, BlackRock, its affiliates and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the U.S. Diversified Portfolio. BlackRock, or any of its affiliates, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the U.S. Diversified Portfolio by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or the officers, directors or employees of any of them has any substantial economic interest or possesses material non-public information. Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the U.S. Diversified Portfolio. In this regard, it should be noted that a portfolio manager may currently manage certain accounts that are subject to performance fees. In addition, a portfolio manager may assist in managing certain hedge funds and may be entitled to receive a portion of any incentive fees earned on such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred. Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time. This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.

CGM. The portfolio manager’s compensation is a fixed base salary, profit sharing (with a cap of $30,000) plus a share of the profits as owner of CGM. No part of the compensation structure is based on assets under management.

There is no difference in the method used to determine compensation with respect to the Targeted Equity Fund and other accounts. Different types of accounts, including the Fund, may have different levels of profitability.

Hansberger. As of December 31, 2009, a portfolio manager’s compensation generally consists of base salary, bonus, and participation in Hansberger’s Stock Option program, and/or Equity Compensation program. In addition, portfolio managers are eligible for the standard retirement, health and welfare benefits available to all Hansberger employees.

Hansberger compensates each portfolio manager for his or her management of the International Fund. A portfolio manager’s base salary is determined by the Manager’s experience and performance in the role, taking into account the ongoing compensation benchmark analyses performed by Hansberger’s Human Resources Department. A portfolio manager’s base salary is generally a fixed amount that may change as a result of an annual review, upon assumption of new duties, or when a market adjustment of the position occurs. Each portfolio manager is entitled to participate in various equity plans provided by Hansberger’s corporate parent, Hansberger Group, Inc. (“Group Inc.”).

A portfolio manager’s bonus is paid on an annual basis and is determined by a number of factors, including, but not limited to, pre-tax performance of the fund and other funds managed relative to expectations for how those funds should have performed as compared to the International Fund’s benchmark (as provided in the Prospectus), given their objectives, policies, strategies and limitations, and the market environment during the most recently completed calendar year. This performance factor is not based on the value of assets held in the fund’s portfolio. Additional factors include the portfolio manager’s contributions to the investment management functions within Hansberger, contributions to the development of other investment professionals and supporting staff, and overall contributions to marketing, client service and strategic planning for the organization. The target bonus is expressed as a percentage of the overall bonus pool. The actual bonus paid may be more or less than the target bonus, based on how well the Manager satisfies the aforementioned objectives. The bonus pool from which a portfolio manager is paid is calculated as a percentage of the firms overall operating revenue.

Harris Associates. Each of the Large Cap Value Fund’s portfolio managers is compensated solely by Harris Associates, a subadviser. Compensation for each of the portfolio managers is based on Harris Associates’ assessment of the individual’s long-term contribution to the investment success of Harris Associates and is structured as follows:

(1)	Base salary. The base salary is a fixed amount, and each portfolio manager receives the same base salary.

(2)	Participation in a discretionary bonus pool. A discretionary bonus pool for each of the Harris Associates domestic and international investment groups is divided among the senior level employees of each group and is paid annually.

(3)	Participation in a long-term compensation plan that provides current compensation to certain key employees of Harris Associates and deferred compensation to both current and former key employees. The compensation plan consists of bonus units awarded to participants that vest and pay out over a period of time.

The determination of the amount of each portfolio manager’s participation in the discretionary bonus pool and the long-term compensation plan is based on a variety of qualitative and quantitative factors. The factor given the most significant weight is the subjective assessment of the individual’s contribution to the overall investment results of Harris Associates’ domestic or international investment group, whether as a portfolio manager, a research analyst, or both.

The quantitative factors considered in evaluating the contribution of a portfolio manager include the performance of the portfolios managed by that individual relative to benchmarks, peers and other portfolio managers, as well as the assets under management in the accounts managed by the portfolio manager. The portfolio managers’ compensation is not based solely on an evaluation of the performance of the funds or the amount of fund assets. Performance is measured in a number of ways, including by accounts and by strategy, and is compared to one or more of the following benchmarks: S&P 500, Russell Mid-Cap Value, Russell 1000 Value, Lipper Balanced, 60/40 S&P/Barclays Capital (60% S&P 500 and 40% Barclays Capital Bond Index), Morgan Stanley Capital International (“MSCI”) World Index, MCSI World ex-U.S. Index and Harris Associates’ approved lists of stocks, depending on whether the portfolio manager manages accounts in the particular strategy to which these benchmarks would be applicable. Performance is measured over shorter- and longer-term periods, including one year, three years, five years, ten years, since a fund’s inception or since a portfolio manager has been managing a fund, as applicable. Performance is measured on a pre-tax and after-tax basis to the extent such information is available.

If a portfolio manager also serves as a research analyst, then his or her compensation is also based on the contribution made to Harris Associates in that role. The specific quantitative and qualitative factors considered in evaluating a research analyst’s contributions include, among other things, new investment ideas, the performance of investment ideas covered by the analyst during the current year as well as over longer-term periods, the portfolio impact of the analyst’s investment ideas, other contributions to the research process, and an assessment of the quality of analytical work. In addition, an individual’s other contributions to Harris Associates, such as a role in investment thought leadership and management, are taken into account in the overall compensation process.

Natixis Advisors/Active. Compensation for each of the portfolio managers consists of a fixed base salary plus variable bonus. Base salary is a fixed amount based on a combination of factors including industry experience, firm experience, job performance and market considerations. The variable bonus is based on a combination of firm performance (based on four factors—financial profitability, gross sales, net sales and business development) and individual performance (based on individual performance assessed at least annually by the employee’s manager). Neither the base salary nor the variable bonus is directly tied to the performance of individual portfolios or mutual funds, nor is it tied to the value of assets under management. Certain personnel, including portfolio managers, are also eligible to participate in a supplemental bonus plan.

All employees of Active are eligible to participate in the 401k plan and retirement plan of Natixis Advisors. Natixis provides a percentage of matching contributions to the 401k plan and fully covers the retirement plan, the latter being subject to a vesting schedule.

The portfolio managers manage accounts other than the Income Diversified and U.S. Diversified Portfolio (the “Portfolios”). Neither the base salary nor the variable bonus of the managers is dependant on assets in the Portfolios. However, a proportion of the total revenues generated from managing the Portfolio are included in the long-term, deferred compensation program.

Loomis Sayles. Loomis Sayles believes that portfolio manager compensation should be driven primarily by the delivery of consistent and superior long-term performance for its clients. Portfolio manager compensation is made up primarily of three main components: base salary, variable compensation and a long-term incentive program. Although portfolio manager compensation is not directly tied to assets under management, a portfolio manager’s base salary and/or variable compensation potential may reflect the amount of assets for which the manager is responsible relative to other portfolio managers. Loomis Sayles also offers a profit sharing plan. Base salary is a fixed amount based on a combination of factors including industry experience, firm experience, job performance and market considerations. Variable compensation is an incentive-based component and generally represents a significant multiple of base salary. It is based on four factors: investment performance, profit growth of the firm, profit growth of the manager’s business unit and team commitment. Investment performance is the primary component of total variable compensation and generally represents at least 60% of the total for fixed-income managers and 70% for equity managers. The other three factors are used to determine the remainder of variable compensation, subject to the discretion of the department’s Chief Investment Officer (CIO) and senior management. The CIO and senior management evaluate these other factors annually.

Fixed-Income Managers. While mutual fund performance and asset size do not directly contribute to the compensation calculation, investment performance for fixed-income managers is measured by comparing the performance of the firm’s institutional composite (pre-tax and net of fees) in the manager’s style to the performance of an external benchmark and a customized peer group. The benchmark used for the investment style utilized for the Income Diversified Portfolio is noted below. The customized peer group is created by the firm and is made up of institutional managers in the particular investment style. A manager’s relative performance for the past five years is used to calculate the amount of variable compensation payable due to performance. To ensure consistency, the firm’s calculation incorporates relative performance of the manager’s three year return over the last 20 quarters. If a manager is responsible for more than one product, the rankings of each product are weighted based on relative asset size of accounts represented in each product.

Loomis Sayles uses both an external benchmark and a customized peer group as measuring sticks for fixed-income manager performance because it believes they represent an appropriate combination of the competitive fixed-income product universe and the investment styles offered by the firm. The benchmark used for the investment style utilized for each fixed-income sleeve of the Income Diversified Portfolio is noted in the table below:

FUND MANAGER BENCHMARKS

Income Diversified Portfolio	Barclays Capital U.S. Treasury Inflation Protected Index
Barclays Capital U.S. Government/Credit Index

Equity Managers. While mutual fund performance and asset size do not directly contribute to the compensation calculation, investment performance for equity managers is measured by comparing the performance of the firm’s institutional composite (pre-tax and net of fees) in the manager’s style to the performance of a peer group of institutional managers in that style. A manager’s performance relative to the peer group for the 1, 3 and 5 year periods (or since the start of the manager’s tenure, if shorter) is used to calculate the amount of variable compensation payable due to performance. Longer-term performance (3 and 5 years or since the start of the manager’s tenure, if shorter) combined is weighted more than shorter-term performance (1 year). If a manager is responsible for more than one product, the rankings of each product are weighted based on relative asset size of accounts represented in each product. An external benchmark is used as a secondary comparison. The benchmark use for the investment style utilized for each equity sleeve of the U.S. Diversified Portfolio is noted below:

FUND MANAGER BENCHMARKS

Income Diversified Portfolio	Barclays Capital U.S. Treasury Inflation Protected Index
Barclays Capital U.S. Government/Credit Index

U.S. Diversified Portfolio	Russell Mid Cap Growth Index
Russell 2500 Value Index

Loomis Sayles uses the institutional peer groups as the primary measuring stick for equity manager performance because it believes they represent the most competitive product universe while closely matching the investment styles offered by the firm. Loomis Sayles considers the institutional composite an accurate proxy for the performance of each investment style.

General. Mutual funds are not included in Loomis Sayles’s composites, so unlike other managed accounts, fund performance and asset size do not directly contribute to this calculation. However, each fund managed by the firm employs strategies endorsed by the firm and fits into the product category for the relevant investment style. Loomis Sayles may adjust compensation if there is significant dispersion among the returns of the composite and accounts not included in the composite.

Loomis Sayles has developed and implemented two distinct long-term incentive plans to attract and retain investment talent. These plans supplement existing compensation. The first plan has several important components distinguishing it from traditional equity ownership plans:

•	the plan grants units that entitle participants to an annual payment based on a percentage of company earnings above an established threshold;

•	upon retirement a participant will receive a multi-year payout for his or her vested units;

•	participation is contingent upon signing an award agreement, which includes a non-compete covenant.

The second plan is also similarly constructed although the participants’ annual participation in company earnings is deferred for three years from the time of award and is only payable if the portfolio manager remains at Loomis Sayles. In this plan, there is no post-retirement payments or non-compete covenants.

Senior management expects that the variable compensation portion of overall compensation will continue to remain the largest source of income for those investment professionals included in the plan. The plan is initially offered to portfolio managers and over time the scope of eligibility is likely to widen. Management has full discretion on what units are issued and to whom.

Portfolio managers also participate in the Loomis Sayles profit sharing plan, in which Loomis Sayles makes a contribution to the retirement plan of each employee based on a percentage of base salary (up to a maximum amount). The portfolio managers also participate in the Loomis Sayles defined benefit pension plan, which applies to all Loomis Sayles employees who joined the firm prior to May 1, 2003. The defined benefit is based on years of service and base compensation (up to a maximum amount).

Messrs. Eagan, Hyll and Rowe also serve as portfolio managers to certain private investment funds managed by Loomis Sayles, and may receive additional compensation based on their investment activities for each of those funds.

Vaughan Nelson. Compensation of portfolio management professionals includes a fixed base salary, variable bonus and a contribution to the firm’s retirement plan. The variable bonus component, as a whole for all portfolio management professionals, is based upon a percentage of the firm’s operating profit, as defined. Each portfolio management professional’s participation in the variable bonus pool is based primarily upon the performance of the strategy managed, as represented by a composite of all accounts qualifying for such composite relative to the Russell Universe peer group. In order to align compensation with the investment objectives of our clients, the evaluation methodology utilizes the three year performance period as the primary weighting, the five year performance period as the secondary weighting and a qualitative assessment of the quality of client service provided as a tertiary weighting. The contribution to the firm’s retirement plan is based on a percentage (at the discretion of the Vaughan Nelson Board) of total cash compensation (subject to the Internal Revenue Service (the “IRS”) limits) and such percentage is the same for all firm personnel. Key employees, at the discretion of the Compensation Committee, are eligible to participate within Natixis Global Asset Management’s long-term incentive program. Compensation at Vaughan Nelson is determined by the Compensation Committee at the recommendation of the Chief Executive Officer.

There is no distinction for purposes of compensation between the Funds and any other accounts managed.

Portfolio Managers’ Ownership of Fund Shares

The following table sets forth the dollar range* of equity securities of the Funds beneficially owned by each portfolio manager as of December 31, 2009 (January 31, 2010 for Real Estate Fund):

Name of Portfolio Manager	Fund(s) Managed	Dollar Range of Equity Securities Invested
Matthew A. Troxell	AEW Real Estate Fund Natixis Income Diversified Portfolio	D A

G. Kenneth Heebner	CGM Advisor Targeted Equity Fund	[__]

Edward S. Loeb	Harris Associates Large Cap Value Fund	G**
	Natixis U.S. Diversified Portfolio	D

Michael J. Mangan	Harris Associates Large Cap Value Fund Natixis U.S. Diversified Portfolio	D** A

Diane L. Mustain	Harris Associates Large Cap Value Fund	E**
	Natixis U.S. Diversified Portfolio	A

Chris D. Wallis	Vaughan Nelson Small Cap Value Fund	A
	Vaughan Nelson Value Opportunity Fund	A

Scott J. Weber	Vaughan Nelson Small Cap Value Fund	A
	Vaughan Nelson Value Opportunity Fund	A

Dennis G. Alff	Vaughan Nelson Value Opportunity Fund	A

Edward P. Dowd	Natixis U.S. Diversified Portfolio	[__]

Philip C. Fine	Natixis U.S. Diversified Portfolio	A

Joseph R. Gatz	Natixis U.S. Diversified Portfolio	A

Jeffrey R. Lindsey	Natixis U.S. Diversified Portfolio	[__]**

Daniel G. Thelen	Natixis U.S. Diversified Portfolio	A

Kevin H. Maeda	Natixis Income Diversified Portfolio	[__]

Serena V. Ng	Natixis Income Diversified Portfolio	[__]

Kathleen C. Gaffney	Natixis Income Diversified Portfolio	A

Elaine M. Stokes	Natixis Income Diversified Portfolio	A

Matthew Eagan	Natixis Income Diversified Portfolio	A

John Hyll	Natixis Income Diversified Portfolio	A

Clifton V. Rowe	Natixis Income Diversified Portfolio	A

Trevor Graham	Hansberger International Fund	A

Thomas R. H. Tibbles	Hansberger International Fund	A

Barry A. Lockhart	Hansberger International Fund	A

Patrick H. Tan	Hansberger International Fund	A

Lauretta Reeves	Hansberger International Fund	A

Ronald Holt	Hansberger International Fund	A

*	A. None
B. $1—10,000
C. $10,001—$50,000
D. $50,001—$100,000
E. $100,001—$500,000
F. $500,001—$1,000,000
G. over $1,000,000
**	Indicates that the portfolio manager also owns equity securities of other funds and pooled vehicles that are managed by the portfolio manager in a similar style to the Natixis Fund (or segment thereof) managed by such portfolio manager. The following are the ranges of such investments: Edward S. Loeb – G, in other funds and pooled vehicles managed in a similar style to the Large Cap Value Fund; Michael J. Mangan – D, in other funds and pooled vehicles managed in a similar style to the Large Cap Value Fund; and Diane Mustain – E, in other funds and pooled vehicles managed in a similar style to the Large Cap Value Fund.

There are various reasons why a portfolio manager may not own shares of the Fund he or she manages. One reason is that the Fund’s investment objectives and strategies may not match those of the portfolio manager’s personal investment objective. Another explanation is that several of the Funds, including the Income Diversified Portfolio and U.S. Diversified Portfolio, are multi-segmented and a portfolio manager may manage only one segment; the other segments are managed by different investment advisers using different investment styles. In addition, portfolio managers may invest in other Funds or pooled investment vehicles or separate accounts managed by the portfolio manager in a similar style to the Natixis Fund managed by such portfolio manager. Administrative reasons (such as facilitating compliance with an adviser’s or subadviser’s code of ethics) also may explain why a portfolio manager has chosen not to invest in the Natixis Funds.

Allocation of Investment Opportunity Among Funds and Other Investors Managed by Advisers and Subadvisers; Cross Relationships of Officers and Trustees

AEW. Certain officers of AEW have responsibility for the management of other client portfolios. The other clients served by AEW sometimes invest in securities in which its advised/subadvised funds also invest. If the Fund and such other clients advised by AEW desire to buy or sell the same portfolio securities at about the same time, purchases and sales will be allocated, to the extent practicable, on a pro rata basis in proportion to the amounts desired to be purchased or sold for each. It is recognized that in some cases the practices described in this paragraph could have a detrimental effect on the price or amount of the securities that the Fund purchases or sells. In other cases, however, it is believed that these practices may benefit the Fund.

BlackRock. Because of different objectives or other factors, a particular security may be bought for one or more clients of BlackRock or an affiliate when one or more clients of BlackRock or an affiliate are selling the same security. If purchases or sales of securities arise for consideration at or about the same time that would involve its subadvisee or other clients or funds for which BlackRock or an affiliate acts as manager, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of BlackRock or an affiliate during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

CGM. The other investment companies and clients served by CGM sometimes invest in securities in which the Targeted Equity Fund also invests. If the Fund and such other investment companies or clients advised by CGM desire to buy or sell the same portfolio securities at the same time, purchases and sales will be allocated to the extent practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold for each. It is recognized that in some cases the practices described in this paragraph could have a detrimental effect on the price or amount of the securities that the Fund purchases or sells. In other cases, however, it is believed that these practices may benefit the Fund.

Hansberger. Hansberger places portfolio transactions for other advisory accounts, including other mutual funds managed by Hansberger. If purchase or sale of securities consistent with the investment policies of the subadvised Funds and one or more of these other clients served by Hansberger is considered at or about the same time, transactions in such securities will be allocated among its subadvised Funds and such other clients pursuant to guidelines deemed fair and reasonable by Hansberger. Generally, under those guidelines, its subadvised Funds and other participating clients will be allocated securities on a prorated basis.

Harris Associates. Certain officers and employees of Harris Associates have responsibility for portfolio management of other advisory accounts and clients (including other registered investment companies and accounts of affiliates of Harris Associates) that may invest in securities in which its subadvised Funds may invest. Where Harris Associates determines that an investment purchase or sale opportunity is appropriate and desirable for more than one advisory account, purchase and sale orders may be executed separately or may be combined and, to the extent practicable, allocated by Harris Associates to the participating accounts. In situations in which advisory accounts have competing interests in a limited investment opportunity, Harris Associates will allocate investment opportunities based on numerous considerations, including cash availability and/or liquidity requirements, the time competing accounts have had funds available for investment or have had investments available for sale, investment objectives and restrictions, an account’s participation in other opportunities, tax considerations and relative size of portfolio holdings of the same or comparable securities. It is Harris Associates’ policy to allocate, to the extent practicable, investment opportunities to each client over a period of time on a fair and equitable basis relative to its other clients. Harris believes that the ability of the subadvised Funds to participate in larger aggregated transactions will in some cases produce better executions for these Funds. However, in some cases, this procedure could have a detrimental effect on the price and amount of a security available to these Funds or the price at which a security may be sold.

Natixis Advisors. Natixis Advisors, through its Active Investment Advisors division, may manage numerous accounts with similar or identical investment objectives or may manage accounts with different objectives that may trade in the same securities. Despite such similarities, portfolio decisions relating to clients’ investments and the performance resulting from such decisions will differ from client to client. Natixis Advisors will not necessarily purchase or sell the same securities at the same time or in the same proportionate amounts for all eligible clients. Further, in many instances, such as purchases of private placements or oversubscribed public offerings, it may not be possible or feasible to allocate a transaction pro rata to all eligible clients. Therefore, not all clients will necessarily participate in the same investment opportunities or participate on the same basis. In allocating investments among various clients (including in what sequence orders for trades are placed), however, Natixis Advisors will use its best business judgment and will take into account funds available to each client, the amount already committed by each client to a specific investment and the relative risks of the investment. It is Natixis Advisors, policy to allocate to the extent practicable investment opportunities on a basis that Natixis Advisors in good faith believes is fair and equitable to each client over time.

Loomis Sayles. Loomis Sayles has organized its business into two investment groups: The Fixed-Income Group and The Equity Group. The Fixed-Income Group and The Equity Group make investment decisions for the Funds managed by Loomis Sayles. The groups make investment decisions independently of one another. These groups also have responsibility for the management of other client portfolios. The other investment companies and clients served by Loomis Sayles’ investment platforms sometimes invest in securities in which the Funds (or segments thereof) advised or subadvised by Loomis Sayles also invest. If one of these Funds and such other clients advised or subadvised by the same investment group of Loomis Sayles desire to buy or sell the same portfolio securities at or about the same time, the respective group allocates purchases and sales, to the extent practicable, on a pro rata basis in proportion to the amount desired to be purchased or sold for each Fund or client advised or subadvised by that investment group. It is recognized that in some cases the practices described in this paragraph could have a detrimental effect on the price or amount of the securities which each of the Funds purchases or sells. In other cases, however, it is believed that these practices may benefit the relevant Fund.

Vaughan Nelson. In addition to managing its Funds, Vaughan Nelson serves as investment adviser to foundations, university endowments and corporate retirement and family/individual core funds. Portfolio transactions for each client account are either completed independently, or, when decisions are made to purchase or sell the same securities for a number of client accounts simultaneously, through a “blocked order.” Investments decisions are typically implemented across all accounts managed within a particular strategy. Blocked orders are averaged as to price and are generally allocated on a pro rata basis based upon the actual purchase or sell orders placed for each security. Block orders are undertaken when possible to facilitate best execution, as well as for the purpose of negotiating more favorable brokerage commissions.

Description of the Multi-Adviser Approach of U.S. Diversified Portfolio

Natixis Advisors believes that the multi-adviser approach to equity investing offers uncommon diversification and a different investment opportunity than funds managed by a single adviser using a single style. Natixis Advisors believes that assigning portfolio management responsibility for a fund to several subadvisers, whose varying management styles have resulted in records of success, may increase the likelihood that the fund may produce superior results for its shareholders, with less variability of return and less risk of persistent under-performance than a fund managed by a single adviser. Of course, there is no assurance that a fund will in fact achieve superior or less variable results over any period of time.

On a daily basis, capital activity will be allocated equally by Natixis Advisors among the segments of each multi-segment fund. However, Natixis Advisors may, subject to review of the applicable Trust’s Board of Trustees, allocate net investment capital differently among any of the subadvisers. This action may be necessary if, for example, a subadviser determines that it desires no additional investment capital. Similarly, because each segment of a fund will perform differently from the other segments of a fund depending upon the investments it holds and changing market conditions, one segment may be larger or smaller at various times than other segments.

The Board of Trustees of the Trusts has adopted asset allocation guidelines for the multi-segment Funds to ensure that no segment of any fund becomes too large or too small relative to the other segments of that fund due to performance, market conditions or other factors. Natixis Advisors will generally monitor the asset allocation of the various funds’ segments on a monthly basis and when any one segment rises above or falls below the measures stated in the guidelines, action will generally be taken to reallocate cash flow away or towards a specific segment. Natixis Advisors may, subject to the review of the Board of Trustees of the Trusts, allocate net investment capital differently among any of the subadvisers.

Description of the Multi-Adviser Approach of Income Diversified Portfolio

As stated in its Prospectus, the Income Diversified Portfolio is intended to offer investors access to a diversified portfolio of complementary investment disciplines from specialized money managers (“subadvisers”) through investment in a single mutual fund. The Income Diversified Portfolio’s income disciplines feature REITs, dividend producing equity stocks, inflation protected securities and multi-sector bonds. Natixis Advisors believes that by diversifying across asset classes and styles in a single portfolio, investors may experience more consistent, positive returns with less volatility than a fund managed in a single asset class or style. There is no assurance that a Portfolio will achieve positive results over any period of time.

Subject to allocation policies adopted by the Board of Trustees, Natixis Advisors generally allocates capital invested in the Income Diversified Portfolio among its four disciplines according to the target allocations set forth in the principal investment strategies of the Prospectus. These allocations are subject to change. Each subadviser manages its discipline of the Income Diversified Portfolio’s assets in accordance with its distinct investment style and strategy.

Natixis Advisors will monitor the relative sizes of the disciplines and will allocate cash flow towards or away from a particular investment discipline when any one investment discipline of the Fund is below a specified minimum allocation or above a specified maximum allocation. When a discipline’s percentage of the Fund exceeds the maximum or minimum allocation set forth in its prospectus, Natixis Advisors will reallocate capital away from or towards one or more disciplines in order to bring the segment back towards its target allocation. Subject to the approval by the Board of Trustees, Natixis Advisors may revise the Fund’s target allocations from time to time. In addition, the Fund’s target allocations will vary and may not always be met.

PORTFOLIO TRANSACTIONS AND BROKERAGE

All Funds.

In placing orders for the purchase and sale of equity securities, each Fund’s adviser or subadviser selects only brokers that it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates that, when combined with the quality of the foregoing services, will produce the best price and execution for the transaction. This does not necessarily mean that the lowest available brokerage commission will be paid. However, the commissions are believed to be competitive with generally prevailing rates for similar transactions. Each Fund’s adviser or subadviser will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account. Each Fund’s adviser or subadviser may place orders for the Funds which, combined with orders for the adviser’/subadvisers’ other clients, may impact the price of the relevant security. This could cause the Fund to obtain a worse price on the transaction than would otherwise be the case if the orders were placed in smaller amounts or spread out over a longer period of time.

As discussed in more detail below, each adviser’s and subadviser’s receipt of brokerage and research products may sometimes be a factor in each such adviser’s or subadviser’s selection of a broker or dealer to execute transactions for the Funds, subject to the adviser’s or subadviser’s duty to seek best execution of the transactions. Such brokerage and research services may be paid for with the adviser’s or sub-adviser’s own assets or may, in connection with transactions in securities effected for client accounts for which the adviser or subadviser exercises investment discretion, be paid for with client commissions (the latter, sometimes referred to as “soft dollars”).

Funds, Segments or Disciplines Sub-Advised by BlackRock. Subject to policies established by the Board of Trustees, BlackRock is primarily responsible for the execution of a Fund’s portfolio transactions and the allocation of brokerage. BlackRock does not execute transactions through any particular broker or dealer, but seeks to obtain the best net results for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution, operational facilities of the firm and the firm’s risk and skill in positioning blocks of securities.

While BlackRock generally seeks reasonable trade execution costs, a Fund does not necessarily pay the lowest spread or commission available, and payment of the lowest commission or spread is not necessarily consistent with obtaining the best price and execution in particular transactions. Subject to applicable legal requirements, BlackRock may select a broker based partly upon brokerage or research services provided to BlackRock and its clients, including a Fund. In return for such services, BlackRock may cause a Fund to pay a higher commission than other brokers would charge if BlackRock determines in good faith that the commission is reasonable in relation to the services provided.

In selecting brokers or dealers to execute portfolio transactions, BlackRock seeks to obtain the best price and most favorable execution for a Fund, taking into account a variety of factors including: (i) the size, nature and character of the security or instrument being traded and the markets in which it is purchased or sold; (ii) the desired timing of the transaction; (iii) BlackRock’s knowledge of the expected commission rates and spreads currently available; (iv) the activity existing and expected in the market for the particular security or instrument, including any anticipated execution difficulties; (v) the full range of brokerage services provided; (vi) the broker’s or dealer’s capital; (vii) the quality of research and research services provided; (viii) the reasonableness of the commission, dealer spread or its equivalent for the specific transaction; and (ix) BlackRock’s knowledge of any actual or apparent operational problems of a broker or dealer.

Section 28(e) of the Exchange Act (“Section 28(e)”) permits an investment adviser, under certain circumstances, to cause an account to pay a broker or dealer a commission for effecting a transaction that exceeds the amount another broker or dealer would have charged for effecting the same transaction in recognition of the value of brokerage and research services provided by that broker or dealer. This includes commissions paid on riskless principal transactions under certain conditions. Brokerage and research services include: (1) furnishing advice as to the value of securities, including pricing and appraisal advice, credit analysis, risk measurement analysis, performance and other analysis, as well as the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental to securities transactions (such as clearance, settlement, and custody). BlackRock believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to the Fund.

BlackRock may participate in client commission arrangements under which BlackRock may execute transactions through a broker-dealer and request that the broker-dealer allocate a portion of the commissions or commission credits to another firm that provides research to BlackRock. BlackRock believes that research services obtained through soft dollar or commission sharing arrangements enhance its investment decision-making capabilities, thereby increasing the prospects for higher investment returns. BlackRock will engage only in soft dollar or commission sharing transactions that comply with the requirements of Section 28(e). BlackRock regularly evaluates the soft dollar products and services utilized, as well as the overall soft dollar and commission sharing arrangements to ensure that trades are executed by firms that are regarded as best able to execute trades for client accounts, while at the same time providing access to the research and other services BlackRock views as impactful to its trading results.

BlackRock may utilize soft dollars and related services, including research (whether prepared by the broker-dealer or prepared by a third-party and provided to BlackRock by the broker-dealer) and execution or brokerage services within applicable rules and BlackRock’s policies to the extent that such permitted services do not compromise BlackRock’s ability to seek to obtain best execution. In this regard, the portfolio management investment and/or trading teams may consider a variety of factors, including the degree to which the broker-dealer: (a) provides access to company management; (b) provides access to their analysts; (c) provides meaningful/insightful research notes on companies or other potential investments; (d) facilitates calls on which meaningful or insightful ideas about companies or potential investments are discussed; (e) facilitates conferences at which meaningful or insightful ideas about companies or potential investments are discussed; or (f) provides research tools such as market data, financial analysis, and other third party related research and brokerage tools that aid in the investment process.

Research-oriented services for which BlackRock might pay with Fund commissions may be in written form or through direct contact with individuals and may include information as to particular companies or industries and securities or groups of securities, as well as market, economic, or institutional advice and statistical information, political developments and technical market information that assists in the valuation of investments. Except as noted immediately below, research services furnished by brokers may be used in servicing some or all client accounts and not all services may be used in connection with the Fund or account that paid commissions to the broker providing such services. In some cases, research information received from brokers by mutual fund management personnel, or personnel principally responsible for BlackRock’s individually managed portfolios, is not necessarily shared by and between such personnel. Any investment advisory or other fees paid to BlackRock are not reduced as a result of BlackRock’s receipt of research services. In some cases, BlackRock may receive a service from a broker that has both a “research” and a “non-research” use. When this occurs BlackRock makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while BlackRock will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, BlackRock faces a potential conflict of interest, but BlackRock believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, a Fund may purchase new issues of securities in a fixed price offering. In these situations, the broker may be a member of the selling group that will, in addition to selling securities, provide BlackRock with research services. FINRA has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the broker will provide research “credits” in these situations at a rate that is higher than that available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

BlackRock does not consider sales of shares of the mutual funds it advises as a factor in the selection of brokers or dealers to execute portfolio transactions for a Fund; however, whether or not a particular broker or dealer sells shares of the mutual funds advised by BlackRock neither qualifies nor disqualifies such broker or dealer to execute transactions for those mutual funds.

Each Fund anticipates that its brokerage transactions involving foreign securities generally will be conducted primarily on the principal stock exchanges of the applicable country. Foreign equity securities may be held by a Fund in the form of depositary receipts, or other securities convertible into foreign equity securities. Depositary receipts may be listed on stock exchanges, or traded in over-the-counter markets in the United States or Europe, as the case may be. American Depositary Receipts, like other securities traded in the United States, will be subject to negotiated commission rates. Because the shares of each Fund are redeemable on a daily basis in U.S. dollars, each Fund intends to manage its portfolio so as to give reasonable assurance that it will be able to obtain U.S. dollars to the extent necessary to meet anticipated redemptions. Under present conditions, it is not believed that these considerations will have a significant effect on a Fund’s portfolio strategies.

Each Fund may invest in certain securities traded in the OTC market and intends to deal directly with the dealers who make a market in the particular securities, except in those circumstances in which better prices and execution are available elsewhere. Under the 1940 Act, persons affiliated with a Fund and persons who are affiliated with such affiliated persons are prohibited from dealing with the Fund as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the Commission. Since transactions in the OTC market usually involve transactions with the dealers acting as principal for their own accounts, a Fund will not deal with affiliated persons. However, an affiliated person of a Fund may serve as its broker in OTC transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions.

Over-the-counter issues, including most fixed income securities such as corporate debt and U.S. Government securities, are normally traded on a “net” basis without a stated commission, through dealers acting for their own account and not as brokers. A Fund will primarily engage in transactions with these dealers or deal directly with the issuer unless a better price or execution could be obtained by using a broker. Prices paid to a dealer with respect to both non-U.S. and domestic securities will generally include a “spread,” which is the difference between the prices at which the dealer is willing to purchase and sell the specific security at the time, and includes the dealer’s normal profit.

Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. When securities are purchased or sold directly from or to an issuer, no commissions or discounts are paid.

Investment decisions for each Fund and for other investment accounts managed by BlackRock are made independently of each other in light of differing conditions. BlackRock allocates investments among client accounts in a fair and equitable manner. A variety of factors will be considered in making such allocations. These factors include: (i) investment objectives or strategies for particular accounts, including sector, industry, country or region and capitalization weightings, (ii) tax considerations of an account, (iii) risk or investment concentration parameters for an account, (iv) supply or demand for a security at a given price level, (v) size of available investment, (vi) cash availability and liquidity requirements for accounts, (vii) regulatory restrictions, (viii) minimum investment size of an account, (ix) relative size of account, and (x) such other factors as may be approved by BlackRock’s general counsel. Moreover, investments may not be allocated to one client account over another based on any of the following considerations: (i) to favor one client account at the expense of another, (ii) to generate higher fees paid by one client account over another or to produce greater performance compensation to BlackRock, (iii) to develop or enhance a relationship with a client or prospective client, (iv) to compensate a client for past services or benefits rendered to BlackRock or to induce future services or benefits to be rendered to BlackRock, or (v) to manage or equalize investment performance among different client accounts.

Equity securities will generally be allocated among client accounts within the same investment mandate on a pro rata basis. This pro-rata allocation may result in a Fund receiving less of a particular security than if pro-ration had not occurred. All allocations of equity securities will be subject, where relevant, to share minimums established for accounts and compliance constraints.

Initial public offerings of securities may be over-subscribed and subsequently trade at a premium in the secondary market. When BlackRock is given an opportunity to invest in such an initial offering or “new” or “hot” issue, the supply of securities available for client accounts is often less than the amount of securities the accounts would otherwise take. In order to allocate these investments fairly and equitably among client accounts over time, each portfolio manager or a member of his or her respective investment team will indicate to BlackRock’s trading desk their level of interest in a particular offering with respect to eligible clients accounts for which that team is responsible. Initial public offerings of U.S. equity securities will be identified as eligible for particular client accounts that are managed by portfolio teams who have indicated interest in the offering based on market capitalization of the issuer of the security and the investment mandate of the client account and in the case of international equity securities, the country where the offering is taken place and the investment mandate of the client account. Generally, shares received during the initial public offering will be allocated among participating client accounts within each investment mandate on a pro rata basis. In situations where supply is too limited to be allocated among all accounts for which the investment is eligible, portfolio managers may rotate such investment opportunities among one or more accounts so long as the rotation system provides for fair access for all client accounts over time. Other allocation methodologies that are considered by BlackRock to be fair and equitable to clients may be used as well.

Because different accounts may have differing investment objectives and policies, BlackRock may buy and sell the same securities at the same time for different clients based on the particular investment objective, guidelines and strategies of those accounts. For example, BlackRock may decide that it may be entirely appropriate for a growth fund to sell a security at the same time a value fund is buying that security. To the extent that transactions on behalf of more than one client of BlackRock or its affiliates during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price. For example, sales of a security by BlackRock on behalf of one or more of its clients may decrease the market price of such security, adversely impacting other BlackRock clients that still hold the security. If purchases or sales of securities arise for consideration at or about the same time that would involve a Fund or other clients or funds for which BlackRock or an affiliate act as investment manager, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all.

In certain instances, BlackRock may find it efficient for purposes of seeking to obtain best execution, to aggregate or “bunch” certain contemporaneous purchases or sale orders of its advisory accounts. In general, all contemporaneous trades for client accounts under management by the same portfolio manager or investment team will be bunched in a single order if the trader believes the bunched trade would provide each client with an opportunity to achieve a more favorable execution at a potentially lower execution cost. The costs associated with a bunched order will be shared pro rata among the clients in the bunched order. Generally, if an order for a particular portfolio manager or management team is filled at several different prices through multiple trades, all accounts participating in the order will receive the average price except in the case of certain international markets where average pricing is not permitted. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Fund is concerned, in other cases it could be beneficial to the Fund. Transactions effected by BlackRock on behalf of more than one of its clients during the same period may increase the demand for securities being purchased or the supply of securities being sold, causing an adverse effect on price. The trader will give the bunched order to the broker dealer that the trader has identified as being able to provide the best execution of the order. Orders for purchase or sale of securities will be placed within a reasonable amount of time of the order receipt and bunched orders will be kept bunched only long enough to execute the order.

A Fund will not purchase securities during the existence of any underwriting or selling group relating to such securities of which BlackRock or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Board of Trustees in accordance with Rule 10f-3 under the 1940 Act. In no instance will portfolio securities be purchased from or sold to BlackRock or any affiliated person except as permitted by Commission exemptive order or by applicable law.

Funds, Segments or Disciplines Advised by CGM. In placing orders for the purchase and sale of portfolio securities for the Targeted Equity Fund, CGM always seeks the best price and execution. Transactions in unlisted securities will be carried out through broker-dealers that make the primary market for such securities unless, in the judgment of CGM, a more favorable price can be obtained by carrying out such transactions through other brokers.

Receipt of research services from brokers may sometimes be a factor in selecting a broker that CGM believes will provide the best price and execution for a transaction. These research services include not only a wide variety of reports on such matters as economic and political developments, industries, companies, securities, portfolio strategy, account performance, daily prices of securities, stock and bond market conditions and projections, asset allocation and portfolio structure, but also meetings with management representatives of issuers and with other analysts and specialists. Although it is not possible to assign an exact dollar value to these services, they may, to the extent used, tend to reduce CGM’s expenses. Such services may be used by CGM in servicing other client accounts and in some cases may not be used with respect to the Targeted Equity Fund. Receipt of research services or products other than research from brokers is not a factor in the selection of brokers.

Funds, Segments or Disciplines Sub-Advised by Harris Associates. In placing orders for the purchase and sale of portfolio securities for its subadvised Funds, Harris Associates always seeks best execution, subject to the considerations set forth below. Transactions in unlisted securities are carried out through broker-dealers that make the market for such securities unless, in the judgment of Harris Associates, a more favorable execution can be obtained by carrying out such transactions through other brokers or dealers, or by the use of internal cross trades.

Harris Associates selects only brokers or dealers that it believes will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates which, when combined with the quality of the foregoing services, will produce best execution for the transaction. This does not necessarily mean that the lowest available brokerage commission will be paid. However, the commissions are believed to be competitive with generally prevailing rates. Harris Associates will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such an evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account.

Receipt of brokerage or research services from brokers may sometimes be a factor in selecting a broker that Harris Associates believes will provide best execution for a transaction. These services include not only a wide variety of reports on such matters as economic and political developments, industries, companies, securities, portfolio strategy, account performance, daily prices of securities, stock and bond market conditions and projections, asset allocation and portfolio structure, but also meetings with management representatives of issuers and with other analysts and specialists. Although it is not possible to assign an exact dollar value to these services, they may, to the extent used, tend to reduce Harris Associates’ expenses. Such services may be used by Harris Associates in servicing other client accounts and, in some cases, may not be used with respect to the Funds. Harris Associates may not consider purchases of shares of its subadvised Funds by customers of broker-dealers as a factor in the selection of broker-dealers to execute Fund portfolio transactions.

Harris Associates may cause its subadvisees to pay a broker-dealer that provides brokerage and research services to Harris Associates an amount of commission for effecting a securities transaction for the Fund in excess of the amount another broker-dealer would have charged for effecting that transaction. Harris Associates must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or Harris Associates’ overall responsibilities to the Funds and its other clients. Harris Associates’ authority to cause the Funds to pay such greater commissions is also subject to such policies as the trustees of the Trusts may adopt from time to time.

Funds, Segments or Disciplines Sub-Advised by Hansberger. Subject to policies established by the Board of Trustees, Hansberger is responsible for decisions to buy and sell securities for its subadvised Fund and for the placement of its Fund’s investment business and the negotiation of the commissions to be paid on such transactions. It is the policy of Hansberger to seek the best execution at the best security price available with respect to each transaction, in light of the overall quality of brokerage and research services provided to Hansberger or its subadvised Fund. In over-the-counter transactions, orders are placed directly with a principal market maker unless it is believed that better price and execution can be obtained using a non market maker. In determining the abilities of a broker or dealer to obtain best execution, Hansberger considers relevant factors including, but not limited to: the ability and willingness of the broker or dealer to facilitate its segment of the Fund’s portfolio transactions by participating therein for its own account; speed, efficiency and confidentiality; familiarity with the market for a particular security; and the reputation and perceived soundness of the broker. The best price to its subadvised Fund means the best net price without regard to the mix between purchase or sale price and commissions, if any.

In selecting broker-dealers and in negotiating commissions, Hansberger considers a variety of factors, including best price and execution, the full range of brokerage services provided by the broker, as well as its capital strength and stability, and the quality of research and research services provided by the broker.

Subject to best execution, Hansberger may cause its subadvised Fund to pay a broker greater commissions than another broker might charge for providing the same brokerage and research services. Hansberger believes it is important to its investment decision-making process to have access to independent research. Higher commissions will not be paid by its Fund unless Hansberger determines in good faith that such payment is reasonable in relation to the value of the brokerage or research services provided by such broker or dealer, viewed in terms of that particular transaction or Hansberger’s overall responsibilities with respect to the accounts over which it exercises investment discretion.

Generally, research services provided by brokers may include information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance analysis, and analysis of corporate responsibility issues. Such research services are primarily in the form of written reports, telephone contacts, and personal meetings with security analysts. In addition, such research services may be provided in the form of access to various computer-generated data and meetings arranged with corporate and industry spokespersons, economists, academicians, and government representatives.

Twice a year, Hansberger, through a committee of its securities analysts, will consider the amount and nature of research and research services provided by brokers, as well as the extent to which such services are relied upon, and attempt to allocate a portion of the brokerage business of its Fund and other advisory clients on the basis of that consideration. In addition, brokers may suggest a level of business they would like to receive in order to continue to provide such services. The actual brokerage business received by a broker may be more or less than the suggested allocations, depending upon Hansberger’s evaluation of all applicable considerations, including but not limited to Hansberger’s best execution undertaking.

Hansberger may direct the purchase of securities on behalf of its Fund and other advisory clients in secondary market transactions, in public offerings directly from an underwriter, or in privately negotiated transactions with an issuer. When Hansberger believes the circumstances so warrant, securities purchased in public offerings may be resold shortly after acquisition in the immediate aftermarket for the security in order to take advantage of price appreciation from the public offering price or for other reasons. Short-term trading of securities acquired in public offerings, or otherwise, may result in higher portfolio turnover and associated brokerage expenses.

Commissions paid in connection with certain non-U.S. stock transactions may be higher than commissions on U.S. stock transactions. Non-U.S. stock exchanges and brokers may be subject to less government supervision and regulation than U.S. exchanges and brokers. In addition, non-U.S. security settlements may in some instances be subject to delays and related administrative uncertainties.

Funds, Segments or Disciplines Advised by Natixis Advisors (through Active). In placing securities trades with brokers or dealers, Natixis Advisors’ primary policy is to execute all purchase and sales at the most favorable prices consistent with best execution. Best price, giving effect to brokerage commissions, if any, and other transaction costs, is normally an important factor in this decision, but the selection also takes into account the quality of brokerage services, including such factors as execution capability, willingness to commit capital, financial stability, and clearance and settlement capability. The reasonableness of brokerage commissions paid by client accounts over which Natixis Advisors has discretion to choose the broker is evaluated on an on-going basis. This policy governs the selection of brokers and dealers and the market in which a transaction is executed.

It is Natixis Advisors’ current policy not to receive products or services in return for client commission dollars. However, in the future, Natixis Advisors may revise its policies and receive so-called soft-dollar products or services that provide lawful assistance to Natixis Advisors in its investment decision-making process in accordance with applicable federal securities laws.

Natixis Advisors may advise accounts that have similar investment objective and investment opportunities which are suitable for more than one such account. Where advisory accounts have competing interests in a limited investment opportunity, Natixis Advisors generally allocates purchase and sale opportunities on a basis that it, in good faith, believes is fair and equitable to such eligible client over time. In making such allocations, Natixis Advisors may consider, among other things, the relative time that the competing accounts have had funds available for investment, the relative amount of available funds, relative cash requirements for the competing accounts and the time that the competing accounts have had investments available for sale.

Natixis Advisors may, but need not, aggregate or “bunch” orders for funds which it has investment discretion in circumstances in which Natixis Advisors believes that bunching will result in a more favorable overall execution. Where appropriate and practicable, Natixis Advisors may bunch a client’s trades with trades of other clients and with trades of pooled vehicles in which Natixis Advisors personnel have a beneficial interest pursuant to an allocation process Natixis Advisors in good faith considers to be fair and equitable to all clients over time.

Funds, Segments or Disciplines Sub-Advised by Loomis Sayles. Generally, Loomis Sayles seeks to obtain quality executions at favorable security prices and at competitive commission rates, where applicable, through brokers and dealers who, in Loomis Sayles’ opinion, can provide the best overall net results for its clients. Transactions in equity securities are frequently executed through a primary market maker but may also be executed on an Electronic Communication Network (ECN), Alternative Trading System (ATS), or other execution system.

Fixed-income securities are generally purchased from the issuer or a primary market maker acting as principal on a net basis with no brokerage commission paid by the client. Such securities, as well as equity securities, may also be purchased from underwriters at prices which include underwriting fees.

Commissions and Other Factors in Broker or Dealer Selection

Loomis Sayles uses its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and to evaluate the overall reasonableness of brokerage commissions paid on client portfolio transactions by reference to such data. In making this evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker or dealer, are taken into account. Other relevant factors may include, without limitation: (a) the execution capabilities of the brokers and/or dealers, (b) research and other products or services (as described under “Soft Dollars” below) provided by such brokers and/or dealers which are expected to enhance Loomis Sayles’ general portfolio management capabilities, (c) the size of the transaction, (d) the difficulty of execution, (e) the operations facilities of the brokers and/or dealers involved, (f) the risk in positioning a block of securities, and (g) the quality of the overall brokerage and research services provided by the broker and/or dealer.

Soft Dollars

Loomis Sayles’ receipt of brokerage and research products or services may sometimes be a factor in Loomis Sayles’ selection of a broker or dealer to execute transactions for a Fund where Loomis Sayles believes that the broker or dealer will provide best execution of the transactions. Such brokerage and research products or services may be paid for with Loomis Sayles’ own assets or may, in connection with transactions in equity securities effected for client accounts for which Loomis Sayles exercises investment discretion, be paid for with client commissions (i.e. “soft dollars”).

Loomis Sayles will only acquire research and brokerage products and services that are deemed to qualify as eligible products and services under the safe harbor of Section 28(e) of the Exchange Act. Eligible research services and products that may be acquired by Loomis Sayles are those products and services that provide advice, analysis or reports that will aid Loomis Sayles in carrying out its investment decision-making responsibilities. Eligible research must reflect the expression of reasoning or knowledge (having inherently intangible and non-physical attributes) and may include the following research items: traditional research reports; discussions with research analysts and corporate executives; seminars or conferences; financial and economic publications that are not targeted to a wide public audience; software that provides analysis of securities portfolios; market research including pre-trade and post-trade analytics; and market data. Eligible brokerage services and products that may be acquired by Loomis Sayles are those services or products that (i) are required to effect securities transactions; (ii) perform functions incidental to securities transactions; or (iii) are required by an applicable SRO or SEC rule(s). The brokerage and research products or services provided to Loomis Sayles by a particular broker or dealer may include both (a) products and services created by such broker or dealer and (b) products and services created by a third party.

If Loomis Sayles receives a particular product or service that both aids it in carrying out its investment decision-making responsibilities (i.e., a “research use”) and provides non-research related uses, Loomis Sayles will make a good faith determination as to the allocation of the cost of such “mixed-use item” between the research and non-research uses and will only use soft dollars to pay for the portion of the cost relating to its research use.

In connection with Loomis Sayles’ use of soft dollars, a Fund may pay a broker or dealer an amount of commission for effecting a transaction for the Fund in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if Loomis Sayles determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research products or services received, either in terms of the particular transaction or Loomis Sayles’ overall responsibility to discretionary accounts.

Loomis Sayles may use soft dollars to acquire brokerage or research products and services that have potential application to all client accounts including the Funds or to acquire brokerage or research products and services that will be applied in the management of a certain group of client accounts and, in some cases, may not be used with respect to the Funds. The products or services may not be used in connection with the management of some of the accounts including the Funds that paid commissions to the broker or dealer providing the products or services and may be used in connection with the management of other accounts.

Loomis Sayles’ use of soft dollars to acquire brokerage and research products and services benefits Loomis Sayles by allowing it to obtain such products and services without having to purchase them with its own assets. Loomis Sayles believes that its use of soft dollars also benefits the Funds as described above. However, conflicts may arise between a Fund’s interest in paying the lowest commission rates available and Loomis Sayles’ interest in receiving brokerage and research products and services from particular brokers and dealers without having to purchase such products and services with Loomis Sayles’ own assets.

For purposes of this soft dollars discussion, the term “commission” may include (to the extent applicable) both commissions paid to brokers in connection with transactions effected on an agency basis and markups, markdowns, commission equivalents, or other fees paid to dealers in connection with certain transactions to the extent consistent with relevant SEC interpretations. Loomis Sayles does not generate “soft dollars” on fixed-income transactions.

Funds, Segments or Disciplines Sub-Advised by Vaughan Nelson. In placing orders for the purchase and sale of securities for its Funds, Vaughan Nelson selects only brokers or dealers that it believes are financially responsible and will provide efficient and effective services in executing, clearing and settling an order. Vaughan Nelson will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account. Transactions in unlisted securities are carried out through broker-dealers who make the primary market for such securities unless, in the judgment of Vaughan Nelson, a more favorable price can be obtained by carrying out such transactions through other brokers or dealers.

Receipt of research services from brokers is one factor used in selecting a broker that Vaughan Nelson believes will provide best execution for a transaction. These research services include not only a wide variety of reports on such matters as economic and political developments, industries, companies, securities, portfolio strategy, account performance, daily prices of securities, stock and bond market conditions and projections, asset allocation and portfolio structure, but also meetings with management representatives of issuers and with other analysts and specialists. Although it is not possible to assign an exact dollar value to these services, they may, to the extent used, tend to reduce Vaughan Nelson’s expenses. Such services may be used by Vaughan Nelson in servicing other client accounts and in some cases may not be used with respect to the Funds. Receipt of services or products other than research from brokers is not a factor in the selection of brokers.

In placing orders for the purchase and sale of securities for a Fund, Vaughan Nelson may cause the Fund to pay a broker-dealer that provides the brokerage and research services to Vaughan Nelson an amount of commission for effecting a securities transaction for the Fund in excess of the amount another broker-dealer would have charged for effecting that transaction. Vaughan Nelson must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or Vaughan Nelson’s overall responsibilities to the Trusts and its other clients. Vaughan Nelson’s authority to cause the Funds to pay such greater commissions is also subject to such policies as the trustees of the Trusts may adopt from time to time.

General

Subject to procedures adopted by the Board of Trustees of each Trust, the Funds’ brokerage transactions may be executed by brokers that are affiliated with Natixis US or the Funds’ advisers or subadvisers. Any such transactions will comply with Rule 17e-1 under the 1940 Act, or other applicable restrictions as permitted by the SEC pursuant to exemptive relief or otherwise.

Under the 1940 Act, persons affiliated with each Trust are prohibited from dealing with each Trust’s funds as a principal in the purchase and sale of securities. Since transactions in the over-the-counter market usually involve transactions with dealers acting as principals for their own accounts, affiliated persons of the Trusts may not serve as the Funds’ dealer in connection with such transactions. However, the Trusts have obtained exemptive relief from the SEC permitting segments of the certain funds to enter into principal transactions with affiliates of the subadvisers to other segments of the same fund (but not affiliates of the subadviser to such segment or of Natixis Advisors and its affiliates).

To the extent permitted by applicable law, and in all instances subject to the foregoing policy of best execution, an adviser or subadviser may allocate brokerage transactions to broker-dealers (including affiliates of the Distributor) that have entered into arrangements in which the broker-dealer allocates a portion of the commissions paid by a Fund toward the reduction of that Fund’s expenses.

It is expected that the portfolio transactions in fixed-income securities will generally be with issuers or dealers on a net basis without a stated commission. Securities firms may receive brokerage commissions on transactions involving options, futures and options on futures and the purchase and sale of underlying securities upon exercise of options. The brokerage commissions associated with buying and selling options may be proportionately higher than those associated with general securities transactions.

DESCRIPTION OF THE TRUSTS

The Declarations of Trust of Natixis Funds Trust I, Natixis Funds Trust II and Natixis Funds Trust IV permit each Trust’s trustees to issue an unlimited number of full and fractional shares of each series. Each share of each Fund represents an equal proportionate interest in such Fund with each other share of that Fund and is entitled to a proportionate interest in the dividends and distributions from that Fund. The Declarations of Trust further permit each Trust’s Board of Trustees to divide the shares of each series into any number of separate classes, each having such rights and preferences relative to other classes of the same series as each Trust’s Board of Trustees may determine. When you invest in a Fund, you acquire freely transferable shares of beneficial interest that entitle you to receive dividends as determined by each Trust’s Board of Trustees and to cast a vote for each share you own at shareholder meetings. The shares of each Fund do not have any preemptive rights. Upon termination of any Fund, whether pursuant to liquidation of the Trust or otherwise, shareholders of each class of that Fund are entitled to share pro rata in the net assets attributable to that class of shares of that Fund available for distribution to shareholders. Each Declaration of Trust also permits the Board of Trustees to charge shareholders directly for custodial, transfer agency, servicing and other expenses.

The shares of all the Funds (except as noted in this Statement and in each of the Fund’s Prospectuses) are divided into four classes: Class A, Class B (no longer offered for sale), Class C and Class Y. Each Fund offers such classes of shares as set forth in such Fund’s Prospectuses. As disclosed in the Prospectuses, not every Fund offers each class of shares. Class Y shares are available for purchase only by certain eligible investors and have higher minimum purchase requirements than Classes A, B and C. All expenses of each Fund (including advisory and subadvisory fees but excluding class specific expenses such as transfer agency fees (“Other Expenses”)) are borne by its Classes A, B, C and Y shares on a pro rata basis, except for 12b-1 fees, which are borne only by Classes A, B and C and may be charged at a separate rate to each such class. Other Expenses of Classes A, B and C are borne by such classes on a pro rata basis, but Other Expenses relating to the Class Y shares may be allocated separately to the Class Y shares. The multiple class structure could be terminated should certain IRS rulings or SEC regulatory positions be rescinded or modified.

The assets received by each class of a Fund for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of the creditors, are allocated to, and constitute the underlying assets of, that class of the Fund. The underlying assets of each class of a Fund are charged with the expenses with respect to that class of the Fund and with a share of the general expenses of the relevant Fund and Trust. Any general expenses of the Trust that are not readily identifiable as belonging to a particular class of a Fund are allocated by or under the direction of the trustees in such manner as the trustees determine to be fair and equitable. While the expenses of each Trust are allocated to the separate books of account of each Fund, certain expenses may be legally chargeable against the assets of all of the Funds in a Trust.

Each Declaration of Trust also permits the Trusts’ Board of Trustees, without shareholder approval, to subdivide any Fund or series or class of shares into various sub-series or sub-classes with such dividend preferences and other rights as the trustees may designate. Each Trust’s Board of Trustees may also, without shareholder approval (except to the extent such approval is required by law), establish one or more additional series or classes or merge two or more existing series or classes.

Each Declaration of Trust provides for the perpetual existence of the Trusts. Any Trust or any Fund, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of each Fund affected. Similarly, any class within a Fund may be terminated by vote of at least two-thirds of the outstanding shares of such class. Each Declaration of Trust further provides that the Board of Trustees may also without shareholder approval terminate the relevant Trust or Fund upon written notice to its shareholders.

VOTING RIGHTS

Shareholders of all Funds are entitled to one vote for each full share held (with fractional votes for each fractional share held) and may vote (to the extent provided therein) on the election of trustees and the termination of the Trust and on other matters submitted to the vote of shareholders.

Shareholders of Natixis Funds Trust I, Natixis Funds Trust II and Natixis Funds Trust IV have identical voting rights to each other. All classes of shares of each Fund have identical voting rights, except that each class of shares has exclusive voting rights on any matter submitted to shareholders that relates solely to that class, and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. On any matters submitted to a vote of shareholders, all shares of the Trust then entitled to vote shall, except as otherwise provided in the By-Laws, be voted in the aggregate as a single class without regard to series or class of shares, except 1) when required by the 1940 Act, or when the trustees shall have determined that the matter affects one or more series or class of shares materially differently, shares shall be voted by individual series or class and 2) when the matter affects only the interest of one or more series or classes, only shareholders of such series or class shall be entitled to vote thereon. Consistent with the current position of the SEC, shareholders of all series and classes vote together, irrespective of series or class, on the election of trustees and the selection of the Trusts’ independent registered public accounting firm, but shareholders of each series vote separately on most other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the investment advisory and subadvisory agreement relating to that series, and shareholders of each class within a series vote separately as to the Rule 12b-1 plan (if any) relating to that class.

There will normally be no meetings of shareholders for the purpose of electing trustees except that, in accordance with the 1940 Act, (i) a Trust will hold a shareholders’ meeting for the election of trustees at such time as less than a majority of the trustees holding office have been elected by shareholders, and (ii) if there is a vacancy on the Board of Trustees, such vacancy may be filled only by a vote of the shareholders unless, after filling such vacancy by other means, at least two-thirds of the trustees holding office shall have been elected by the shareholders. In addition, trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with a Trust’s custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose.

Upon written request by a minimum of ten holders of shares having held their shares for a minimum of six months and having an NAV of at least $25,000 or constituting at least 1% of the outstanding shares, whichever is less, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trusts have undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees. Shareholder voting rights are not cumulative.

The affirmative vote of a majority of shares of the Trusts voted (assuming a quorum is present in person or by proxy) is required to amend a Declaration of Trust if such amendment (1) affects the power of shareholders to vote, (2) amends the section of the Declaration of Trust governing amendments, (3) is one for which a vote is required by law or by the Trusts’ registration statement or (4) is submitted to the shareholders by the trustees. If one or more new series of a Trust is established and designated by the trustees, the shareholders having beneficial interests in the funds shall not be entitled to vote on matters exclusively affecting such new series, such matters including, without limitation, the adoption of or any change in the investment objectives, policies or restrictions of the new series and the approval of the investment advisory contracts of the new series. Similarly, the shareholders of the new series shall not be entitled to vote on any such matters as they affect the other funds.

SHAREHOLDER AND TRUSTEE LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of a Trust. However, the Declarations of Trust disclaim shareholder liability for acts or obligations of a Trust and require that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by a Trust or the trustees. The Declarations of Trust provide for indemnification out of each Fund’s property for all loss and expense of any shareholder held personally liable for the obligations of the Fund by reason of owning shares of such Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and a Fund itself would be unable to meet its obligations.

The Declarations of Trust further provide that the relevant Board of Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declarations of Trust protects a trustee against any liability to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The By-Laws of each Trust provide for indemnification by the Trust of trustees and officers of the relevant Trust, except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his or her action was in the best interests of the Trust. Such persons may not be indemnified against any liability to the Trust or the Trust’s shareholders to whom he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Each Trust offers only its own Fund’s or Funds’ shares for sale, but it is possible that a Trust might become liable for any misstatements in a prospectus that relate to another Trust. The trustees of each Trust have considered this possible liability and approved the use of the combined prospectus for Funds of the Trusts.

HOW TO BUY SHARES

The procedures for purchasing shares of the Funds are summarized in the Prospectuses. All purchases made by check should be in U.S. dollars and made payable to Natixis Funds.

Shares may also be purchased either in writing, by phone, by wire, by electronic funds transfer using Automated Clearing House (“ACH”), by exchange, as described in the Prospectuses, or through firms that are members of FINRA and that have selling agreements with the Distributor. For purchase of Fund shares by mail, the trade date is the day of receipt of the check in good order by the transfer agent so long as it is received by the close of regular trading of the New York Stock Exchange (“NYSE”) on a day when the NYSE is open. For purchases through the ACH system, the shareholder’s bank or credit union must be a member of the ACH system and the shareholder must have approved banking information on file. With respect to shares purchased by wire or through the ACH system, shareholders should bear in mind that the transactions may take two or more days to complete. Banks may charge a fee for transmitting funds by wire.

You may also use Natixis Funds Personal Access Line® (800-225-5478, press 1) or Natixis Funds website (www.funds.natixis.com) to purchase Fund shares (except for Class Y shares). For more information, see the section “Shareholder Services” in this Statement.

At the discretion of the Distributor, bank trust departments or trust companies may also be eligible for investment in Class Y shares at a reduced minimum, subject to certain conditions including a requirement to meet the minimum investment balance within a specified time period. Please contact the Distributor at 800-225-5478 for more information. At the discretion of the Distributor, clients of Natixis Advisors may purchase, at NAV, Class A shares of Natixis Funds that do not offer Class Y shares.

Shareholders of the Funds in Class Y may be permitted to open an account without an initial investment and then wire funds into the account once established. These shareholders will still be subject to the investment minimums as detailed in the prospectus of the relevant Fund.

REDEMPTIONS

The procedures for redemption of shares of a Fund are summarized in its Prospectus. As described in the Prospectus, a CDSC may be imposed on certain redemptions of Classes A, B and C shares. For purposes of the CDSC, an exchange of shares from one Fund to another Fund is not considered a redemption or a purchase. For federal tax purposes, however, such an exchange is considered a sale and a purchase and, therefore, would be considered a taxable event on which you may recognize a gain or loss. In determining whether a CDSC is applicable to a redemption of Class A, Class B or Class C shares, the calculation will be determined in the manner that results in the lowest rate being charged. The charge will not be applied to dollar amounts representing an increase in the NAV of shares since the time of purchase or reinvested distributions associated with such shares. Unless you request otherwise at the time of redemption, the CDSC is deducted from the redemption, not the amount remaining in the account.

The Funds will only accept medallion signature guarantees bearing the STAMP 2000 Medallion imprint. However, a medallion signature guarantee may not be required if the proceeds of the redemption do not exceed $100,000 and the proceeds check is made payable to the registered owner(s) and mailed to the record address, or if the proceeds are going to a bank on file. Please contact the Funds at 800-225-5478 with any questions regarding when a medallion signature guarantee is required.

If you select the telephone redemption service in the manner described in the next paragraph, shares of the Funds may be redeemed by calling toll free 800-225-5478. A wire fee may be deducted from the proceeds if you elect to receive the funds wired to your bank on record. Telephone redemption requests must be received by the close of regular trading on the NYSE. Requests made after that time or on a day when the NYSE is closed will receive the next business day’s closing price. The proceeds of a telephone withdrawal will normally be sent within three business days following receipt of a proper redemption request, although it may take longer.

A shareholder automatically receives access to the ability to redeem shares by telephone when completing the Fund application, which is available at www.funds.natixis.com or from an investment dealer. When selecting the service, a shareholder may have their withdrawal proceeds sent to his or her bank, in which case the shareholder must designate a bank account on his or her application or Service Options Form to which the redemption proceeds should be sent as well as provide a check marked “VOID” and/or a deposit slip that includes the routing number of his or her bank. Any change in the bank account so designated may be made by furnishing to Boston Financial or your investment dealer a completed Service Options Form, which may require a medallion signature guarantee, or a Signature Validation Program Stamp. Telephone redemptions by ACH or wire may only be made if the designated bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. If the account is with a savings bank, it must have only one correspondent bank that is a member of the System. The Funds, the Distributor, the transfer agent and State Street Bank (the Funds’ custodian) are not responsible for the authenticity of withdrawal instructions received by telephone, although they will apply established verification procedures. Boston Financial (the Funds’ transfer agent), as agreed to with the Funds, will employ reasonable procedures to confirm that your telephone instructions are genuine, and if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Such verification procedures include, but are not limited to, requiring a form of personal identification prior to acting on an investor’s telephone instructions and recording an investor’s instructions.

Shares purchased by check or through ACH may not be available immediately for redemption to the extent the check or ACH transaction has not cleared. The Funds may withhold redemption proceeds for ten days when redemptions are made within ten calendar days of purchase by check or through ACH.

The redemption price will be the NAV per share (less any applicable CDSC) next determined after the redemption request and any necessary special documentation are received by the transfer agent or your investment dealer in proper form. Payment normally will be made by the Funds within seven days thereafter. However, in the event of a request to redeem shares for which a Fund has not yet received good payment, the Fund reserves the right to withhold payments of redemption proceeds if the purchase of shares was made by a check which was deposited within ten calendar days prior to the redemption request (unless the Fund is aware that the check has cleared).

The CDSC may be waived on redemptions made from IRA accounts due to attainment of age 59 1/2 for IRA shareholders who established accounts prior to January 3, 1995. The CDSC may also be waived on redemptions made from IRA accounts due to death, disability, return of excess contribution, required minimum distributions at age 70 1/2 (waivers apply only to amounts necessary to meet the required minimum amount based on assets held within the Funds), certain withdrawals pursuant to a systematic withdrawal plan, not to exceed 10% annually of the value of the account, and redemptions made from the account to pay custodial fees. The CDSC may also be waived on redemptions within one year following the death of (i) the sole shareholder of an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased’s spouse or (iii) the beneficiary of a Uniform Gifts to Minors Act, Uniform Transfer to Minors Act or other custodial account. If the account is transferred to an account registered in the name of the deceased’s estate, the CDSC will be waived on any redemption occurring within one year of death. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged. If shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC when redeemed from the transferee’s account.

The CDSC may be waived on redemptions made from 403(b)(7) custodial accounts due to attainment of age 59 1/2 for shareholders who established custodial accounts prior to January 3, 1995. The CDSC may also be waived on redemptions made from 403(b)(7) custodial accounts due to death or disability.

The CDSC may also be waived on redemptions necessary to pay plan participants or beneficiaries from qualified retirement plans under Section 401 of the Code, including profit sharing plans, money purchase plans, 401(k) and custodial accounts under Section 403(b)(7) of the Code. Distributions necessary to pay plan participants and beneficiaries include payment made due to death, disability, separation from service, normal or early retirement as defined in the plan document, loans from the plan and hardship withdrawals, return of excess contributions, required minimum distributions at age 70 1/2 (waivers only apply to amounts necessary to meet the required minimum amount), certain withdrawals pursuant to a systematic withdrawal plan, not to exceed 10% annually of the value of your account, and redemptions made from qualified retirement accounts or Section 403(b)(7) custodial accounts necessary to pay custodial fees.

A CDSC will apply in the event of plan level transfers, including transfers due to changes in investment where assets are transferred outside of Natixis Funds, including IRA and 403(b)(7) participant-directed transfers of assets to other custodians (except for the reasons given above) or qualified transfers of assets due to trustee-directed movement of plan assets due to merger, acquisition or addition of additional funds to the plan.

In order to redeem shares electronically through the ACH system, a shareholder’s bank or credit union must be a member of the ACH system and the shareholder must have a completed, approved ACH application on file. In addition, the telephone request must be received no later than the close of the NYSE. Upon receipt of the required information, the appropriate number of shares will be redeemed and the monies forwarded to the bank designated on the shareholder’s application through the ACH system. The redemption will be processed the day the telephone call is made and the monies generally will arrive at the shareholder’s bank within three business days. The availability of these monies will depend on the individual bank’s rules.

Each Fund will normally redeem shares for cash; however, each Fund reserves the right to pay the redemption price wholly or partly in kind, if the Board of Trustees determines it to be advisable and in the interest of the remaining shareholders of a Fund. The redemptions in kind will be selected by the Fund’s adviser in light of the Fund’s objective and will not generally represent a pro rata distribution of each security held in the Fund’s portfolio. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities. However, the Funds have elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which each Fund is obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total NAV of each Fund at the beginning of such period.

The Funds do not currently impose any redemption charge other than the CDSC imposed by the Funds’ distributor, as described in the Prospectuses. The Board of Trustees reserves the right to impose additional charges at any time. A redemption constitutes a sale of shares for U.S. federal income tax purposes on which the investor may realize a long- or short-term capital gain or loss. See the section “Taxes” in this Statement.

The Funds reserve the right to suspend account services or refuse transaction requests if a Fund receives notice of a dispute between registered owners or of the death of a registered owner or a Fund suspects a fraudulent act. If a Fund refuses a transaction request because it receives notice of a dispute, the transaction will be processed at the NAV next determined after a Fund receives notice that the dispute has been settled or a court order has been entered adjudicating the dispute. If a Fund determines that its suspicion of fraud or belief that a dispute existed was mistaken, the transaction will be processed as of the NAV next determined after the transaction request was first received in good order.

Reinstatement Privilege (Class A shares only)

The Prospectus describes redeeming shareholders’ reinstatement privileges for Class A shares. In order to exercise the reinstatement privilege, you must provide a new investment check made payable to Natixis Funds and written notice to Natixis Funds (directly or through your financial representative) within 120 days of your redemption. The reinstatement or exchange will be made at NAV next determined after receipt of the notice and the new investment check in good order and will be limited to the amount of the redemption proceeds.

Even though an account is reinstated, the redemption will constitute a sale for U.S. federal income tax purposes. Investors who reinstate their accounts by purchasing shares of the Funds should consult with their tax advisers with respect to the effect of the “wash sale” rule if a loss is realized at the time of the redemption.

SHAREHOLDER SERVICES

Open Accounts

A shareholder’s investment is automatically credited to an open account maintained for the shareholder by Boston Financial. Following each additional investment or redemption from the account initiated by an investor (with the exception of systematic investment plans), a shareholder will receive a confirmation statement disclosing the current balance of shares owned and the details of recent transactions in the account. After the close of each calendar year, the Funds will send each shareholder a statement providing account information which may include federal tax information on dividends and distributions paid to the shareholder during the year. This statement should be retained as a permanent record.

The open account system provides for full and fractional shares expressed to three decimal places and, by making the issuance and delivery of stock certificates unnecessary, eliminates problems of handling and safekeeping, and the cost and inconvenience of replacing lost, stolen, mutilated or destroyed certificates. Certificates will not be issued for any class of shares.

The costs of maintaining the open account system are paid by the Funds and no direct charges are made to shareholders. Although the Funds have no present intention of making such direct charges to shareholders, they each reserve the right to do so. Shareholders will receive prior notice before any such charges are made.

Minimum Balance Policy

The Funds’ minimum balance policy is described in the Prospectuses. Although determination of whether to deduct the minimum balance fee or close an account is made at the discretion of the Fund, as described in the Prospectuses, the Fund will not deduct the minimum balance fee from an account and close that same account for falling below the minimum balance in the same year.

Automatic Investment Plans (Classes A, B and C Shares)

Subject to each Fund’s investor eligibility requirements, investors may automatically invest in additional shares of a Fund on a monthly basis by authorizing the Distributor to draw checks on an investor’s bank account. The checks are drawn under the Investment Builder Program, a program designed to facilitate such periodic payments, and are forwarded to Boston Financial for investment in the Fund. A plan may be opened with an initial investment of $1,000 ($10,000 for the Income Diversified Portfolio) or more and thereafter regular monthly checks of $50 or more will be drawn on the investor’s account. (Shareholders with accounts participating in Natixis Funds’ Investment Builder Program prior to May 1, 2005 may continue to make subsequent purchases of $25 or more into those accounts). The reduced minimum initial investment pursuant to an automatic investment plan is referred to in the Prospectus. A Service Options Form must be completed to open an automatic investment plan and may be obtained by calling the Funds at 800-225-5478 or your investment dealer or by visiting the Funds’ website at www.funds.natixis.com.

This program is voluntary and may be terminated at any time by Boston Financial upon notice to existing plan participants. The Investment Builder Program plan may be discontinued at any time by the investor by written notice to Boston Financial, which must be received at least five business days prior to any payment date. The plan may be discontinued by State Street Bank at any time without prior notice if any check is not paid upon presentation; or by written notice to the shareholder at least thirty days prior to any payment date. The Funds are under no obligation to notify shareholders as to the nonpayment of any check.

Retirement Plans and Other Plans Offering Tax Benefits (Classes A, B and C Shares)

The federal tax laws provide for a variety of retirement plans offering tax benefits. These plans may be funded with shares of the Funds or with certain other investments. The plans include H.R. 10 (Keogh) plans for self-employed individuals and partnerships, individual retirement accounts (IRAs), corporate pension trust and profit sharing plans, including 401(k) plans and retirement plans for public school systems and certain tax exempt organizations.

The minimum initial investment available to retirement plans and other plans offering tax benefits is referred to in the Prospectus. For these plans, initial investments in a Fund must be at least $1,000 for IRAs and Keogh plans using the Natixis Funds’ prototype document and $500 for Coverdell Education Savings Accounts and at least $100 for any subsequent investments. There is no initial or subsequent investment minimum for existing SIMPLE IRA’s using the Natixis Funds Prototype documents. Income dividends and capital gain distributions must be reinvested (unless the investor is over age 59 1/2 or disabled). These types of accounts may be subject to fees. Plan documents and further information can be obtained from the Distributor.

Certain retirement plans may also be eligible to purchase Class Y shares. See the Prospectus relating to Class Y shares.

Systematic Withdrawal Plans (Classes A, B and C Shares)

An investor owning a Fund’s shares having a value of $10,000 or more at the current public offering price may establish a Systematic Withdrawal Plan (a “Plan”) providing for periodic payments of a fixed or variable amount. An investor may terminate the plan at any time. A form for use in establishing such a plan is available from Boston Financial or your investment dealer. Withdrawals may be paid to a person other than the shareholder if a Medallion signature guarantee is provided. Please consult your investment dealer or the Funds.

A shareholder under a Plan may elect to receive payments monthly, quarterly, semiannually or annually for a fixed amount of not less than $50 or a variable amount based on (1) the market value of a stated number of shares, (2) a specified percentage of the account’s market value or (3) for Natixis sponsored IRA accounts only, a specified number of years for liquidating the account (e.g., a 20-year program of 240 monthly payments would be liquidated at a monthly rate of 1/240, 1/239, 1/238, etc.). The initial payment under a variable payment option may be $50 or more.

In the case of shares subject to a CDSC, the amount or percentage you specify may not, on an annualized basis, exceed 10% of the value as of the time you make the election, of your account with the Fund with respect to which you are electing the Plan. Withdrawals of Class B shares of a Fund under the Plan will be treated as redemptions of shares purchased through the reinvestment of Fund distributions, or, to the extent such shares purchased through the reinvestment of distribution in your account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such Fund in your account. No CDSC applies to redemptions pursuant to the Plan.

All shares under the Plan must be held in an open (uncertificated) account. Income dividends and capital gain distributions will be reinvested (without a sales charge in the case of Class A shares) at the NAV determined on the record date.

Since withdrawal payments represent proceeds from the liquidation of shares, withdrawals may reduce and possibly exhaust the value of the account, particularly in the event of a decline in NAV. Accordingly, a shareholder should consider whether a Plan and the specified amounts to be withdrawn are appropriate under the circumstances. The Funds and the Distributor make no recommendations or representations in this regard. It may be appropriate for a shareholder to consult a tax adviser before establishing such a plan. See the sections “Redemptions” and “Taxes” for certain information as to U.S. federal income taxes.

It may be disadvantageous for a shareholder to purchase on a regular basis additional Fund shares with a sales charge while redeeming shares under a Plan. Accordingly, the Funds and the Distributor do not recommend additional investments in Class A shares by a shareholder who has a withdrawal plan in effect and who would be subject to a sales load on such additional investments. Natixis Funds may modify or terminate this program at any time.

Because of statutory restrictions this Plan may not be available to pension or profit-sharing plans or IRAs that have State Street Bank as trustee. Different documentation may be required.

Payroll Deduction Program

The Funds no longer offer the Payroll Deduction Plan to new shareholders. Shareholders enrolled in the Payroll Deduction Program prior to May 1, 2005 may continue to participate in the program for the accounts that were included in that enrollment but may not add the program to additional accounts. Employees of Natixis Global Associates may continue to participate in the program and may continue to add the program to additional accounts. In order to participate, employees must establish an account that meets a minimum initial investment amount of $1,000. Subsequent investments through the program must be for a minimum of $50 on a monthly basis and the Funds’ minimum balance policy will apply.

Dividend Diversification Program

You may also establish a Dividend Diversification Program, which allows you to have all dividends and any other distributions automatically invested in shares of the same class of another Natixis Fund, subject to the investor eligibility requirements of that other Fund and to state securities law requirements. Shares will be purchased at the selected Fund’s NAV (without a sales charge or CDSC) on the dividend payable date. A dividend diversification account must be registered to the same shareholder as the distributing Fund account and, if a new account in the purchased Natixis Fund is being established, the purchased Fund’s minimum investment requirements must be met. Before establishing a Dividend Diversification Program into any other Natixis Fund, you must obtain and carefully read a copy of that Fund’s Prospectus.

Exchange Privilege

A shareholder may exchange the shares of any Fund for shares of the same class of another Natixis Fund, Natixis Cash Management Trust – Money Market Series (the “Money Market Fund”) or series of Loomis Sayles Funds I or Loomis Sayles Funds II that offers that class (subject to the investor eligibility requirements, if any, of the fund into which the exchange is being made and any other limits on the sales of or exchanges into that fund) on the basis of relative NAVs at the time of the exchange without any sales charge. An exchange of shares in one fund for shares of another fund is a taxable event on which gain or loss may be recognized. When an exchange is made from the Class A, Class B or Class C shares of one Fund to the same class of shares of another Fund, the shares received by the shareholder in the exchange will have the same age characteristics as the shares exchanged. The age of the shares determines the expiration of the CDSC and, for the Class B shares, the conversion date. As stated above, if you own Class A, Class B or Class C shares, you may also elect to exchange your shares of any Fund for shares of the same class of the Money Market Fund. On all exchanges of Class B or C shares subject to a CDSC into the Money Market Fund, the exchange stops the aging period relating to the CDSC, and, for Class B shares only, relating to conversion to Class A shares. The aging period resumes only when an exchange is made back into Class B and C shares of a Fund. An exchange of Class A shares of the Funds subject to a CDSC for Class A shares of the Money Market Fund will not stop the aging period relating to the CDSC. Shareholders may also exchange their shares in the Money Market Fund for shares of the same class of any other Natixis Fund listed below, subject to those funds’ eligibility requirements and sales charges and certain limitations set forth in the prospectus for the Money Market Fund. If you own Class Y shares, you may exchange those shares for Class Y shares of other Funds, for Institutional Class shares of any series of Loomis Sayles Funds I or Loomis Sayles Funds II that offers Institutional Class shares, or for Class A shares of the Money Market Fund. Class C shares in accounts of the Money Market Fund may exchange into Class C shares of a Natixis Fund subject to its CDSC schedule. Shareholders who hold their shares through certain financial intermediaries may not be eligible to convert their Class A shares to Class Y Shares. These options are summarized in the Prospectuses. An exchange may be effected, provided that neither the registered name nor address of the accounts is different and provided that a certificate representing the shares being exchanged has not been issued to the shareholder, by (1) a telephone request to the Fund at 800-225-5478 or (2) a written exchange request to the Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579 or 3) by visiting our website at www.funds.natixis.com (except for Class Y shares). You must acknowledge receipt of a current Prospectus for a Fund before an exchange for that Fund can be effected. The minimum amount for an exchange is the minimum amount to open an account or the total NAV of your account, whichever is less.

Accounts participating in wrap fee programs or held through a Registered Investment Adviser may exchange Class A shares of a Fund for Class Y shares of the same Fund without paying a CDSC. In order to exchange shares, a representative of the wrap fee program or Registered Investment Adviser must follow the procedures set forth by the Distributor. An exchange of shares for shares of a different class in the same Fund generally should not be a taxable event for the exchanging shareholder.

All exchanges are subject to the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges into that fund. The exchange privilege may be exercised only in those states where shares of such funds may be legally sold. Each Fund reserves the right to suspend or change the terms of exchanging shares. Each Fund and the Distributor reserve the right to refuse or limit any exchange order for any reason, including if the transaction is deemed not to be in the best interests of the Fund’s other shareholders or possibly disruptive to the management of the Fund.

Agents, general agents, directors and senior officers of New England Financial and its insurance company subsidiaries may, at the discretion of New England Financial, elect to exchange Class A shares of any series of the Trusts acquired in connection with deferred compensation plans offered by New England Financial for Class Y shares of any series of the Trusts which offers Class Y shares. To obtain a Prospectus and more information about Class Y shares, please call the Distributor toll free at 800-225-5478.

Before requesting an exchange into any other Natixis Fund, Money Market Fund, or series of Loomis Sayles Funds I or Loomis Sayles Funds II, please read its prospectus carefully. Subject to the applicable rules of the SEC, the Board of Trustees reserves the right to modify the exchange privilege at any time. Except as otherwise permitted by SEC rule, shareholders will receive at least 60 days’ advance notice of any material change to the exchange privilege.

Automatic Exchange Plan (Classes A, B and C Shares)

As described in the Prospectus, a shareholder may establish an Automatic Exchange Plan under which shares of a Fund are automatically exchanged each month for shares of the same class of one or more of the other Funds. Registration on all accounts must be identical. The Fund minimum of the new fund must be met in connection with each investment. The two dates each month on which exchanges may be made are the 15th and 28th (or the first business day thereafter if either the 15th or the 28th is not a business day) until the account is exhausted or until Boston Financial is notified in writing to terminate the plan. Exchanges may be made in amounts of $100 or more. The Service Options Form may be used to establish an Automatic Exchange Plan and is available from Boston Financial, your financial representative or by visiting our website at www.funds.natixis.com.

Restrictions on Buying, Selling and Exchanging Shares

As stated in each Fund’s Prospectus, each Fund and the Distributor reserve the right to reject any purchase or exchange order for any reason. When a purchase or exchange order is rejected, the Fund or the Distributor will send notice to the prospective investor or the investor’s financial intermediary promptly after receipt of the rejected order.

Broker Trading Privileges

The Distributor may, from time to time, enter into agreements with one or more brokers or other intermediaries to accept purchase and redemption orders for Fund shares until the close of regular trading on the NYSE (normally, 4:00 p.m., Eastern Time on each day that the NYSE is open for trading); such purchase and redemption orders will be deemed to have been received by a Fund when the authorized broker or intermediary accepts such orders; and such orders will be priced using that Fund’s NAV next computed after the orders are placed with and accepted by such brokers or intermediaries. Any purchase and redemption orders received by a broker or intermediary under these agreements will be transmitted daily to the Fund no later than the time specified in such agreement; but, in any event, no later than market open. following the day that such purchase or redemption orders are received by the broker or intermediary.

Transcript Requests

Transcripts of account transactions will be provided, free of charge, at the shareholder’s request.

Self-Servicing Your Account with Natixis Funds Personal Access Line® and Website

Natixis Funds shareholders may access account information, including share balances and recent account activity, online by visiting our website at www.funds.natixis.com. Transactions may also be processed online for certain accounts (restrictions may apply). Such transactions include purchases, redemptions and exchanges, and shareholders are automatically eligible for these features. Natixis Funds has taken measures to ensure the security of shareholder accounts, including the encryption of data and the use of personal identification (PIN) numbers. In addition, you may restrict these privileges from your account by calling Natixis Funds at 800-225-5478, or writing to us at P.O. Box 219579, Kansas City, MO 64121-9579. More information regarding these features may be found on our website at www.funds.natixis.com.

Investor activities through these mediums are subject to the terms and conditions outlined in the following Natixis Funds Online and Telephonic Customer Agreement. This agreement is also posted on our website. The initiation of any activity through the Natixis Funds Personal Access Line® or website at www.funds.natixis.com by an investor shall indicate agreement with the following terms and conditions:

Natixis Funds Online and Telephonic Customer Agreement

NOTE: ACCESSING OR REQUESTING ACCOUNT INFORMATION OR TRANSACTIONS THROUGH THIS SITE CONSTITUTES AND SHALL BE DEEMED TO BE AN ACCEPTANCE OF THE FOLLOWING TERMS AND CONDITIONS.

The accuracy, completeness and timeliness of all mutual fund information provided is the sole responsibility of the mutual fund company that provides the information. No party that provides a connection between this website and a mutual fund or its transfer agency system can verify or ensure the receipt of any information transmitted to or from a mutual fund or its transfer agent, or the acceptance by, or completion of any transaction with, a mutual fund.

The online acknowledgments or other messages that appear on your screen for transactions entered do not mean that the transactions have been received, accepted or rejected by the mutual fund. These acknowledgments are only an indication that the transactional information entered by you has either been transmitted to the mutual fund, or that it cannot be transmitted. It is the responsibility of the mutual fund to confirm to you that it has received the information and accepted or rejected a transaction. It is the responsibility of the mutual fund to deliver to you a current prospectus, confirmation statement and any other documents or information required by applicable law.

NO TRANSACTION SHALL BE DEEMED ACCEPTED UNTIL YOU RECEIVE A WRITTEN CONFIRMATION FROM THE NATIXIS FUNDS.

You are responsible for reviewing all mutual fund account statements received by you in the mail in order to verify the accuracy of all mutual fund account information provided in the statement and transactions entered through this site. You are also responsible for promptly notifying the mutual fund of any errors or inaccuracies relating to information contained in, or omitted from, your mutual fund account statements, including errors or inaccuracies arising from the transactions conducted through this site.

TRANSACTIONS ARE SUBJECT TO ALL REQUIREMENTS, RESTRICTIONS AND FEES AS SET FORTH IN THE PROSPECTUS OF THE SELECTED FUND.

THE CONDITIONS SET FORTH IN THIS AGREEMENT EXTEND NOT ONLY TO TRANSACTIONS TRANSMITTED VIA THE INTERNET BUT TO TELEPHONIC TRANSACTIONS INITIATED THROUGH THE NATIXIS FUNDS PERSONAL ACCESS LINE®.

You are responsible for the confidentiality and use of your personal identification numbers, account numbers, social security numbers and any other personal information required to access the site or transmit telephonically. Any individual that possesses the information required to pass through all security measures will be presumed to be you. All transactions submitted by an individual presumed to be you will be solely your responsibility.

You agree that Natixis Funds does not have the responsibility to inquire as to the legitimacy or propriety of any instructions received from you or any person believed to be you, and is not responsible or liable for any losses that may occur from acting on such instructions.

Natixis Funds is not responsible for incorrect data received via the Internet or telephonically from you or any person believed to be you. Transactions submitted over the Internet and telephonically are solely your responsibility and Natixis Funds makes no warranty as to the correctness, completeness or the accuracy of any transmission. Similarly Natixis Funds bears no responsibility for the performance of any computer hardware, software, or the performance of any ancillary equipment and services such as telephone lines, modems or Internet service providers.

The processing of transactions over this site or telephonically will involve the transmission of personal data including social security numbers, account numbers and personal identification numbers. While Natixis Funds has taken reasonable security precautions including data encryption designed to protect the integrity of data transmitted to and from the areas of our website that relate to the processing of transactions, we disclaim any liability for the interception of such data.

You agree to immediately notify Natixis Funds if any of the following occurs:

1. You do not receive confirmation of a transaction submitted via the Internet or telephonically within five (5) business days.

2. You receive confirmation of a transaction of which you have no knowledge and was not initiated or authorized by you.

3. You transmit a transaction for which you do not receive a confirmation number.

4. You have reason to believe that others may have gained access to your personal identification number (PIN) or other personal data.

5. You notice an unexplained discrepancy in account balances or other changes to your account, including address changes, and banking instructions on any confirmations or statements.

Any costs incurred in connection with the use of the Natixis Funds Personal Access Line® or the Natixis Funds Internet site including telephone line costs and Internet service provider costs are solely your responsibility. Similarly Natixis Funds makes no warranties concerning the availability of Internet services or network availability.

Natixis Funds reserves the right to suspend, terminate or modify the Internet capabilities offered to shareholders without notice.

YOU HAVE THE ABILITY TO RESTRICT INTERNET AND TELEPHONIC ACCESS TO YOUR ACCOUNTS BY NOTIFYING NATIXIS FUNDS OF YOUR DESIRE TO DO SO.

Written notifications to Natixis Funds should be sent to:

All account types excluding SIMPLE IRAs:

Natixis Funds

P.O. Box 219579

Kansas City, MO 64121-9579

Notification may also be made by calling 800-225-5478 during normal business hours.

SIMPLE IRA shareholders please use:

Natixis Funds

P.O. Box 8705

Boston, MA 02266-8705

Notification may also be made by calling 800-813-4127 during normal business hours.

NET ASSET VALUE

The method for determining the public offering price and NAV per share is summarized in the Prospectus.

The total NAV of each class of shares of a Fund (the excess of the assets of such Fund attributable to such class over the liabilities attributable to such class) is determined at the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the NYSE is open for trading. The Funds will not price their shares on the following holidays: New Year’s Day, Martin Luther King Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to a Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by a Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Domestic exchange-traded single equity option contracts (including options on f-traded funds) are valued at the mean of the National Best Bid and Offer quotations. Exchange-traded index options and foreign exchange-traded single equity options are valued at the average of the closing bid and asked quotation. Futures are valued at the most recent settlement price. Credit default swaps are valued based on prices supplied by a pricing service, if available, or quotations obtained from broker-dealers. Forward foreign currency contracts are valued at interpolated prices determined from information provided by an independent pricing service. Securities for which current market quotations are not readily available and all other assets are valued at fair value as determined in good faith by each Funds’ investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their reported NAV each day.

Generally, trading in foreign government securities and other fixed-income securities, as well as trading in equity securities in markets outside the United States, is substantially completed each day at various times prior to the close of the NYSE. Securities traded on a foreign exchange will be valued at their market price on the non-U.S. exchange except for securities traded on the London Stock Exchange (“British Equities”). British Equities will be valued at the official close of the London Stock Exchange. The value of other securities principally traded outside the United States will be computed as of the completion of substantial trading for the day on the markets on which such securities principally trade. Securities principally traded outside the United States will generally be valued several hours before the close of regular trading on the NYSE, generally 4:00 p.m., Eastern Time, when the Funds compute the NAV of their shares. Occasionally, events affecting the value of securities principally traded outside the United States may occur between the completion of substantial trading of such securities for the day and the close of the NYSE, which events will not be reflected in the computation of a Fund’s NAV. If it is determined pursuant to procedures adopted by the Board of Trustees that events materially affecting the value of a Fund’s securities have occurred during such period, then these securities may be fair valued at the time the Fund determines its NAV by or pursuant to procedures adopted by the Board of Trustees. When fair valuing their securities, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the local market and before the time a Fund’s NAV is calculated.

Because of fair value pricing, securities may not be priced on the basis of quotations from the primary market in which they are traded but rather may be priced by another method that the Board of Trustees believes is more likely to result in a price that reflects fair value. The Funds may also value securities at fair value or estimate their value pursuant to procedures approved by the Board of Trustees in other circumstances such as when extraordinary events occur after the close of the relevant market but prior to the close of the NYSE. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets).

Trading in some of the portfolio securities of some of the Funds takes place in various markets outside the United States on days and at times other than when the NYSE is open for trading. Therefore, the calculation of these Funds’ NAV does not take place at the same time as the prices of many of its portfolio securities are determined, and the value of the Fund’s portfolio may change on days when the Fund is not open for business and its shares may not be purchased or redeemed.

The per share NAV of a class of the Fund’s shares is computed by dividing the number of shares outstanding into the total NAV attributable to such class. The public offering price of a Class A share of a Fund is the NAV per share next-determined after a properly completed purchase order is accepted by Boston Financial or State Street Bank, plus a sales charge as set forth in each Fund’s Prospectus. The public offering price of a Class B, C or Y shares of a Fund is the next-determined NAV.

REDUCED SALES CHARGES

The following special purchase plans are summarized in the Prospectuses and are described in greater detail below. Investors should note that in many cases, the broker, and not the Funds, is responsible for ensuring that the investor receives current discounts.

If you invest in Class A shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure you obtain the proper “breakpoint” discount. In order to reduce your sales charge, it will be necessary at the time of purchase to inform the Distributor and your financial intermediary, in writing, of the existence of other accounts in which there are holdings eligible to be aggregated to meet sales load breakpoints. If the Distributor is not notified that you are eligible for a reduced sales charge, the Distributor will be unable to ensure that the reduction is applied to the investor’s account.

You may be required to provide certain records and information, such as account statements, with respect to all of your accounts which hold Fund shares, including accounts with other financial intermediaries, and your family members’ and other related parties’ accounts, in order to verify your eligibility for the reduced sales charge.

Cumulative Purchase Discount

A Fund shareholder may make an initial or an additional purchase of Class A shares and be entitled to a discount on the sales charge payable on that purchase. This discount will be available if the shareholder’s “total investment” in the Fund reaches the breakpoint for a reduced sales charge in the table under “How Sales Charges Are Calculated—Class A shares” in the Class A, B and C Prospectus. The total investment is determined by adding the amount of the additional purchase, including sales charge, to the current public offering price of all series and classes of shares of the Natixis Funds held by the shareholder in one or more accounts. If the total investment exceeds the breakpoint, the lower sales charge applies to the entire additional investment even though some portion of that additional investment is below the breakpoint to which a reduced sales charge applies. For example, if a shareholder who already owns shares of the Fund or one or more other Natixis Funds with a value at the current public offering price of $30,000 makes an additional purchase of $20,000 of Class A shares of the Fund or another Natixis Fund, the reduced sales charge of 4.5% of the public offering price will apply to the entire amount of the additional investment.

Letter of Intent

A Letter of Intent (a “Letter”), which can be effected at any time, is a privilege available to investors that reduces the sales charge on investments in Class A shares. Ordinarily, reduced sales charges are available for single purchases of Class A shares only when they reach certain breakpoints (e.g., $25,000, $100,000, etc.). By signing a Letter, a shareholder indicates an intention to invest enough money in Class A shares within 13 months to reach a breakpoint. If the shareholder’s intended aggregate purchases of all series and classes of the Trusts and other Natixis Funds over a defined 13-month period will be large enough to qualify for a reduced sales charge, the shareholder may invest the smaller individual amounts at the public offering price calculated using the sales load applicable to the 13-month aggregate investment.

A Letter is a non-binding commitment, the amount of which may be increased, decreased or canceled at any time. The effective date of a Letter is the date it is received in good order by the Funds’ transfer agency.

A reduced sales charge is available for aggregate purchases of all series and classes of shares of the Trusts pursuant to a written Letter effected within 90 days after any purchase. In the event the account was established prior to 90 days before the effective date of the Letter, the account will be credited with the Rights of Accumulation (“ROA”) towards the breakpoint level that will be reached upon the completion of the 13 months’ purchases. The ROA credit is the value of all shares held as of the effective dates of the Letter based on the “public offering price computed on such date.”

The cumulative purchase discount, described above, permits the aggregate value at the current public offering price of Class A shares of any accounts with the Trusts held by a shareholder to be added to the dollar amount of the intended investment under a Letter, provided the shareholder lists them on the account application.

The Funds’ transfer agent will hold in escrow shares with a value at the current public offering price of 5% of the aggregate amount of the intended investment. The amount in escrow will be released when the commitment stated in the Letter is completed. If the shareholder does not purchase shares in the amount indicated in the Letter, the shareholder agrees to remit to the Funds’ transfer agent the difference between the sales charge actually paid and that which would have been paid had the Letter not been in effect, and authorizes the Funds’ transfer agent to redeem escrowed shares in the amount necessary to make up the difference in sales charges. Reinvested dividends and distributions are not included in determining whether the Letter has been completed.

Combining Accounts

For purposes of determining the sales charge applicable to a given purchase, a shareholder may elect to combine the purchase and the shareholder’s total investment (calculated at the current public offering price) in all series and classes of the Fund and Natixis Funds (excluding the Money Market Fund, unless the shares were purchased through an exchange with another Natixis Fund) with the purchases and total investment of the shareholder’s spouse, parents, children, siblings, grandparents, grandchildren, and in-laws of those previously mentioned, single trust estates, individual fiduciary accounts and sole proprietorships or any other group of individuals acceptable to the Distributor. If the combined value of the purchases and total investments exceed a sales charge breakpoint as disclosed in the Prospectus, the lower sales charge applies to the entire amount of the purchase, even though some portion of that investment is below the breakpoint to which a reduced sales charge applies.

For certain retirement plans, the Distributor may, in its discretion, combine the purchases and total investment of all qualified participants in the same retirement plan for purposes of determining the availability of a reduced sales charge.

Purchases and total investments of individuals may not be combined with purchases and total investments of the retirement plan accounts described in the preceding paragraph for the purpose of determining the availability of a reduced sales charge. Only the purchases and total investments in tax-qualified retirement plans or other employee benefit plans in which the shareholder is the sole participant may be combined with individual accounts for purposes of determining the availability of a reduced sales charge.

Clients of the Adviser

Investment advisory clients of Natixis Advisors and the Adviser may invest in Class Y shares of the Funds below the minimums stated in the Class Y Prospectus. No front-end sales charge or CDSC applies to investments of $25,000 or more in Class A shares of the Fund by (1) clients of an adviser to any series of the Trusts or another Natixis Fund; any director, officer or partner of a client of an adviser to any series of the Trusts or another Natixis Fund; or the spouse, parents, children, siblings, in-laws, grandparents or grandchildren of the foregoing; (2) any individual who is a participant in a Keogh or IRA Plan under a prototype of an adviser to any series of the Trusts or another Natixis Fund if at least one participant in the plan qualifies under category (1) above; and (3) an individual who invests through an IRA and is a participant in an employee benefit plan that is a client of an adviser to any series of the Trusts or another Natixis Fund. Any investor eligible for this arrangement should so indicate in writing at the time of the purchase. In addition, the front-end sales charge or CDSC may be waived for investments in Class A shares, for Funds that do not offer Class Y shares, by clients of an adviser to any series of the Trusts or another Natixis Fund.

Eligible Governmental Authorities

There is no sales charge or CDSC related to investments in Class A shares by any state, county or city or any instrumentality, department, authority or agency thereof that has determined that a Fund is a legally permissible investment and that is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of any registered investment company.

Investment Advisory Accounts

Class A shares of any Fund may be purchased at NAV by investment advisers, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisers, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment adviser, financial planner or other intermediary on the books and records of the broker or agent; and retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Sections 401(a), 403(b), 401(k) and 457 of the Code and “rabbi trusts.” Investors may be charged a fee if they effect transactions through a broker or agent.

Certain Broker-Dealers and Financial Services Organizations

Class A shares of any Fund also may be purchased at NAV through certain broker-dealers or financial services organizations without any transaction fee. Such organizations may also receive compensation paid by Natixis Advisors, or its affiliates out of their own assets (as described under “Distribution Agreements and Rule 12b-1 Plans”), or be paid indirectly by the Fund in the form of servicing, distribution or transfer agent fees.

Certain Retirement Plans

Class A shares of the Funds are available at NAV for investments by participant-directed 401(a) and 401(k) plans that have $1 million or more in total plan assets or 100 or more eligible employees or by retirement plans whose third party administrator or dealer has entered into a service agreement with the Distributor and which may be subject to certain operational and minimum size requirements specified from time to time by the Distributor. The Distributor may pay compensation to such third party administrators or dealers. This compensation may be paid indirectly by the Funds in the form of service and/or distribution fees.

Bank Trust Departments or Trust Companies

Class A shares of the Funds are available at NAV for investments by non-discretionary and non-retirement accounts of bank trust departments or trust companies, but are unavailable if the trust department or institution is part of an organization not principally engaged in banking or trust activities.

The reduction or elimination of the sales charges in connection with special purchase plans described above reflects the absence or reduction of expenses associated with such sales.

DISTRIBUTIONS

As described in the Prospectuses, it is the policy of each Fund to pay all of its shareholders each year according to the schedule specified in the Prospectuses, as dividends, all or substantially all of its net investment income and to distribute annually all of its net realized short-term and long-term capital gains, if any, after offsetting any capital loss carryovers.

Ordinary income dividends and capital gain distributions are payable in full and fractional shares of the relevant class of a Fund based upon the NAV determined as of the close of the NYSE on the record date for each dividend or distribution. Shareholders, however, may elect to receive their ordinary income dividends or capital gain distributions, or both, in cash. The election may be made at any time by submitting a written request directly to Natixis Funds. In order for a change to be in effect for any dividend or distribution, it must be received by Natixis Funds on or before the record date for such dividend or distribution.

If you elect to receive your dividends in cash and the dividend checks sent to you are returned as “undeliverable” to the Fund, your cash election will automatically be changed and your future dividends will be reinvested. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

As required by federal law, federal tax information regarding fund distributions will be furnished to each shareholder for each calendar year early in the succeeding year. Funds with significant investments in REITs typically request a 30-day extension to provide such federal tax information to their shareholders.

TAXES

The following discussion of U.S. federal income tax consequences of investment in the Funds is based on the Code, U.S. Treasury regulations, and other applicable authorities, all as of the date of this Statement. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal tax considerations generally applicable to investments in the Funds. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisors regarding their particular situations and the possible application of foreign, state and local tax laws.

Taxation of the Funds

Each Fund has elected and intends to qualify each year as a regulated investment company under Subchapter M of the Code. In order to so qualify, a Fund must, among other things: (i) derive at least 90% of its gross income in each taxable year from (a) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and (b) net income derived from interests in qualified publicly traded partnerships (“QPTPs”); (ii) diversify its holdings so that at the end of each quarter of a Fund’s taxable year (a) at least 50% of the value of the Fund’s total assets consists of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and other securities limited generally, with respect to any one issuer, to no more than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the value of the Fund’s total assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer, or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses, or in the securities of one or more QPTPs; and (iii) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, if any, for such year.

In general, for purposes of the 90% gross income requirement described in (i) above, income derived by a Fund from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized by the Fund. However, 100% of the net income derived from an interest in a QPTP (generally, a partnership (x) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, (y) that is treated as a partnership for U.S. federal income tax purposes, and (z) that derives less than 90% of its income from the qualifying income described in (i)(a) above) will be treated as qualifying income.

For purposes of the diversification requirements described in (ii) above, outstanding voting securities of an issuer include the equity securities of a QPTP. Also for purposes the diversification requirements in (ii) above, identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the IRS with respect to identification of the issuer for a particular type of investment may adversely affect the Fund’s ability to satisfy the diversification requirements.

Assuming that it qualifies for treatment as a regulated investment company, a Fund will not be subject to U.S. federal income tax on income distributed to its shareholders in a timely manner in the form of dividends (including Capital Gain Dividends, defined below). If a Fund were to fail to qualify as a regulated investment company in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends received deduction in the case of corporate shareholders and may be eligible to be treated as qualified dividend income in the case of shareholders taxed as individuals, provided in both cases, the shareholder meets certain holding period and other requirements in respect of the Fund’s shares (as described below).

In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

Each Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction). If a Fund retains any investment company taxable income, the Fund will be subject to tax at regular corporate rates on the amount retained. Each Fund also intends to distribute annually all or substantially all of its net capital gain and to make appropriate Capital Gain Dividend (as defined below) designations. If a Fund does retain any net capital gain, it will be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a timely notice to its shareholders who then, in turn, (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal tax liabilities, if any, and to claim refunds on properly filed U.S. tax returns to the extent the credit exceeds such liabilities. In this event, for U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of a Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. The Funds are not required to, and there can be no assurance that any Fund will, make this designation if it retains all or a portion of its net capital gain in a taxable year.

In determining its net capital gain for Capital Gain Dividend purposes (see below for a discussion of Capital Gain Dividends), a regulated investment company generally must treat any net capital loss or any net long-term capital loss incurred after October 31st as if it had been incurred in the succeeding year. In addition, in determining its taxable income, a regulated investment company may elect to treat all or part of any net capital loss, any net long-term capital loss, or any net foreign currency loss incurred after October 31st as if it has been incurred in the succeeding year.

A nondeductible excise tax at a rate of 4% will be imposed on the excess, if any, of each Fund’s “required distribution” over its actual distributions in any calendar year. Generally, the required distribution is 98% of a Fund’s ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31st of such year (or December 31st of that year if the Fund is permitted to and does so elect) plus undistributed amounts from prior years. For these purposes, each Fund will be treated as having distributed any amount on which it is subject to income tax. Each Fund generally intends to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that any Fund will be able to do so.

Taxation of Fund Distributions

For U.S. federal income tax purposes, distributions of investment income generally are taxable as ordinary income to the extent of a Fund’s earnings and profits. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. In general, a Fund will recognize long-term capital gain or loss on assets it has owned (or deemed to have owned) for more than one year, and short-term capital gain or loss on investments it has owned (or deemed to have owned) for one year or less. Distributions of net capital gain, That is, the excess of net long-term capital gains over net short-term capital losses, that are properly designated by the Fund as capital gain dividends (“Capital Gain Dividends”) will generally be taxable to a shareholder receiving such distributions as long-term capital gain. Long-term capital gain rates applicable to individuals have been temporarily reduced, in general to 15%, with a 0% rate applying to taxpayers in the 10% and 15% rate brackets, for taxable years beginning before January 1, 2011. It is currently unclear whether Congress will extend the long-term capital gain rate reduction for taxable years beginning on or after January 1, 2011. Distributions of the excess of net short-term capital gain over net long-term capital losses, will generally be taxable to a shareholder receiving such distributions as ordinary income. Distributions from capital gains generally are made after applying any available capital loss carryovers.

Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder’s investment (and thus were included in the price the shareholder paid for his or her shares). Distributions are taxable whether shareholders receive them in cash or in additional shares.

Distributions declared and payable by a Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January generally will be treated for federal income tax purposes as paid by the Fund and received by shareholders on December 31st of the year in which the distributions are declared rather than the calendar year in which they are received.

For taxable years beginning before January 1, 2011, qualified dividend income received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or the shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation that is readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company (as defined below). Income derived from investments in fixed-income securities, REITs and derivatives generally is not eligible for treatment as qualified dividend income.

In general, distributions of investment income properly designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income in the hands of a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares. If the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income excluding net long-term capital gain over net short-term capital loss, then 100% of the Fund’s dividends (other than dividends properly designated as Capital Gain Dividends) will be eligible to be treated as qualified dividend income. It is currently unclear whether Congress will extend the special tax treatment of qualified dividend income for taxable years beginning on or after January 1, 2011.

Dividends of net investment income received by corporate shareholders of a Fund generally will qualify for the 70% dividends received deduction available to corporations to the extent of the amount of eligible dividends received by the Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as an eligible dividend (1) if it has been received with respect to any share of stock that the Fund has held for less than 46 days during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (less than 91 days during the 181-day period beginning 90 days before the ex-dividend date in the case of certain preferred stock) or (2) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may otherwise be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of a Fund or (2) by application of the Code (for example, the dividends received deduction is reduced in the case of a dividend received on debt-financed portfolio stock — generally, stock acquired with borrowed funds).

Any distribution of income that is attributable to (i) income received by a Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction, or (ii) dividend income received by a Fund on securities it temporarily purchased from a counterparty pursuant to a repurchase agreement that, for federal tax purposes, is treated as a loan by the Fund, may not constitute qualified dividend income to individual shareholders and may not be eligible for the dividends received deduction for corporate shareholders.

If a Fund makes a distribution in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of a shareholder’s tax basis in his or her shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder’s basis in his or her shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of such shares.

Sale, Exchange or Redemption of Shares

A sale, exchange or redemption of Fund shares will generally give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Fund shares will generally be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of Fund shares held for six months or less will be treated as long-term, rather than short-term, to the extent Capital Gain Dividends received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other substantially identical shares of the Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Foreign Taxes

Income received by a Fund from investments in securities of foreign issuers may be subject to foreign withholding and other taxes. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of a Fund’s assets at year end consist of the securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portions of qualified taxes paid by the Fund during such year to foreign countries in respect of foreign securities that the Fund has held for at least the minimum period specified in the Code. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by such a Fund may be subject to certain limitations imposed by the Code, which may result in the shareholder not getting a full credit or deduction for the amount of such taxes. Shareholders who do not itemize on their U.S. federal income tax returns may claim a credit (but not a deduction) for such foreign taxes.

Options, Futures, Forward Contracts, Swap Agreements and Hedging Transactions

A Fund’s investments in options, futures contracts, forward contracts, swaps and derivatives, as well as any of its other hedging, short sale or similar transactions, may be subject to one or more special tax rules (including the mark-to-market notional principal contract, constructive sale, straddle, wash sale, short sale and other rules). These rules may affect whether gains and losses recognized by the Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income to the Fund, defer Fund losses, or cause adjustments in the holding periods of Fund securities. These rules could therefore affect the amount, timing and or character of distributions to Fund shareholders. Moreover, because the tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a Fund-level tax.

A Fund’s investments in certain derivatives and foreign currency denominated instruments and a Fund’s transactions in foreign currencies and hedging activities, may result in a difference between the Fund’s book income and its taxable income. If a Fund’s book income exceeds its taxable income and net tax-exempt income (if any), the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient basis in the Fund’s shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If a Fund’s book income is less than taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment and to avoid a Fund-level tax.

Securities Issued or Purchased at a Discount and Payment-in-Kind Securities

A Fund’s investments, if any, in debt securities issued at a discount and certain other obligations as well as investments in securities purchased at a discount may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold (including when it is not advantageous to do so). Payment-in-kind securities held by a Fund will give rise to income which is required to be distributed even though the Fund receives no payment in cash on the security during the year.

Certain Higher-Risk and High Yield Securities

A Fund may invest in lower-quality fixed-income securities, including debt obligations of issuers not currently paying interest or that are in default. Investments in debt obligations that are at risk of or in default present special tax issues for a Fund. Tax rules are not entirely clear about issues such as whether and to what extent a Fund should recognize market discount on a debt obligation, when a Fund may cease to accrue interest, original issue discount or market discount, when and to what extent a Fund may take deductions for bad debts or worthless securities and how a Fund shall allocate payments received on obligations in default between principal and interest. These and other related issues will be addressed by each Fund if it invests in such securities as part of the Fund’s efforts to ensure that it distributes sufficient income to preserve its status as a regulated investment company accorded special tax treatment under the Code.

A portion of the interest paid or accrued on certain high yield discount obligations in which a Fund may invest may be treated as a dividend for purposes of the corporate dividends received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by the Fund to corporate shareholders may be eligible for the dividends received deduction to the extent of the deemed dividend portion of such accrued interest.

Foreign Currency Transactions

Transactions in foreign currencies, foreign-currency denominated debt obligations and certain foreign currency options, futures contracts, and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

REITs, REMICs and TMPs

Distributions received from a Fund’s investments in REITs may consist of ordinary income, capital gains, or cash in excess of the REIT’s earnings (return of capital). After the end of the calendar year, REITs may redesignate the nature of distributions paid during that year, with the result that distributions previously declared from ordinary income are redesignated as capital gain distributions or as a return of capital. For funds that invest in REITs, the amount of a fund’s distributable (taxable) income depends on the composition of distributions made by the underlying portfolio of REITs and on the aggregate gains and losses realized by the fund during the entire year. Accordingly, the precise amount of a fund’s distributable income can only be determined after the end of its fiscal year, at which time distributions from ordinary income may be redesignated as capital gain distributions or, if in excess of taxable income, as a return of capital. The final composition of calendar-year distributions is reported to fund shareholders on Form 1099-DIV. In addition, investments in REIT equity securities may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio (including at times when it is not advantageous to do so) that it otherwise would have continued to hold.

Some Funds may invest directly or indirectly (including through a REIT) in residual interests in real estate mortgage investment conduits (“REMICs”) (including by investing in residual interests in CMOs with respect to which an election to be treated as a REMIC is in effect) or equity interest in taxable mortgage pools (“TMPs”). Under a notice issued by the IRS in October 2006 and Treasury regulations that have yet to be issued but may apply retroactively, a portion of such a Fund’s income (including income allocated to the Fund from a REIT or other pass-through entity) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a regulated investment company will generally be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly. As a result, a fund investing in such interests may not be a suitable investment for charitable remainder trusts (“CRTs”), as noted below.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions) and (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a

Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income. See “Tax-Exempt Shareholders” below for a discussion of the special tax consequences that may result where a tax-exempt entity invests in a regulated investment company that recognizes excess inclusion income. The Funds do not intend to invest in REITs in which a substantial portion of the assets will consist of residual interests in REMICs or equity interest in TMPs.

Passive Foreign Investment Companies

Funds that invest in foreign securities may own shares in certain foreign entities that are treated as “passive foreign investment companies” (“PFICs”), which could potentially subject such a Fund to U.S. federal income tax (including interest charges) on distributions received from the PFIC or on gains from a disposition of shares in the PFIC. This tax cannot be eliminated by making distributions to Fund shareholders. However, a Fund may elect to avoid the imposition of that tax. For example, a Fund may make an election to mark the gains (and to a limited extent losses) in a PFIC “to the market” as though it had sold and repurchased its holdings in the PFIC on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. A Fund also may in certain cases elect to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), in which case the Fund will be required to include in its income annually its share of the PFIC’s income and net capital gains, regardless of whether the Fund receives any distribution from the PFIC.

The mark-to-market and QEF elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by a Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate investments (including when it is not advantageous to do so) to meet its distribution requirements, which also may accelerate the recognition of gain and affect the Fund’s total return. Dividends paid by PFICs generally will not be eligible to be treated as qualified dividend income.

Tax-Exempt Shareholders

Income of a regulated investment company that would be UBTI if earned directly by a tax-exempt entity will not generally be attributed as UBTI to a tax-exempt shareholder of that regulated investment company. Notwithstanding the foregoing, a tax-exempt shareholder may realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

A tax-exempt shareholder may also recognize UBTI if a Fund recognizes excess inclusion income derived from direct or indirect investments in residual interests in REMICs or TMPs, as described above, if the amount of such income recognized by a Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund). Furthermore, any investment in residual interests of a CMO that has elected to be treated as a REMIC can create complex tax consequences, especially if a Fund has state or local governments or other tax-exempt organizations as shareholders.

Special tax consequences also apply where CRTs invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or in TMPs. Under legislation enacted in December 2006, if a CRT (as defined in Section 664 of the Code) realizes any UBTI for a taxable year, a 100% excise tax is imposed on such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI as a result of investing in a Fund that recognizes excess inclusion income. Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund and the Fund recognizes excess inclusion income, then the Fund will be subject to a tax on that portion of its excess inclusion income for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. To the extent permitted under the 1940 Act, a Fund may elect to specially allocate any such tax to the applicable CRT (or other shareholder), and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. CRTs and other tax-exempt investors are urged to consult their tax advisors concerning the consequences of investing in a Fund.

Backup Withholding

Each Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number, who has under-reported dividend or interest income, or who or which fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid on or before December 31, 2010. This rate will expire and the backup withholding tax rate will be 31% for amounts paid after December 31, 2010 unless Congress enacts tax legislation providing otherwise

Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Non-U.S. Shareholders

Capital Gain Dividends generally will not be subject to withholding of U.S. federal income tax. Dividends (other than Capital Gain Dividends) paid by a Fund to a shareholder that is not a “United States person” within the meaning of the Code (a “Foreign Person”) generally are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a Foreign Person directly, would not be subject to withholding.

Effective for taxable years of a Fund beginning before January 1, 2010, in general and subject to certain limitations, a Fund is not required to withhold any amounts (i) with respect to distributions attributable to U.S. source interest income that is of types similar to those not subject to U.S. federal income tax if earned directly by an individual Foreign Person, to the extent such distributions are properly designated by the Fund as “interest-related dividends,” and (ii) with respect to distributions of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund as “short-term capital gain dividends.” As of the date of this Statement, it is unclear whether the exemptions from withholding for interest-related and short-term capital gain dividends will be extended to taxable years beginning on or after January 1, 2010 and, if they are extended, what the terms of the extension will be. Even if the exemptions from withholding for interest-related and short-term capital gain dividends are extended a Fund may make such designations with respect to all, some or none of its potentially eligible dividends or treat such dividends, in whole or in part, as ineligible for this exemption from withholding.

Special rules would apply if a Fund were either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition thereof. Very generally, a USRPHC is a domestic corporation that holds U.S. real property interests (“USRPIs”), the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States and other assets. USRPIs are defined as any interest (other than solely as a creditor) in U.S. real property and any equity interest in a USRPHC. If a Fund were a USRPHC or would be a USRPHC but for the exceptions referred to above, distributions by the Fund to a Foreign Person that are attributable to gains realized by the Fund on the disposition of USRPIs, and to distributions received by the Fund from a lower-tier regulated investment company or REIT that the Fund is required to treat as USRPI gain in its hands, may be subject to U.S. tax withholding and may also result in the Foreign Person being required to file a U.S. tax return and pay tax on the distributions at regular U.S. federal income tax rates. In addition, a Fund that is a USRPHC may be required withhold U.S. tax on the proceeds of share redemptions by certain Foreign Persons, in which case such Foreign Persons would also be required to file U.S. tax returns. On or before December 31, 2009, however, no withholding is generally required with respect to amounts paid in redemption of shares of a Fund if the Fund were a USRPHC that is considered to be “domestically controlled.”

If a beneficial holder of Fund shares who or which is a Foreign Person has a trade or business in the United States, and Fund dividends received by such holder are effectively connected with the conduct of such trade or business, the dividends generally will be subject to U.S. federal net income taxation at regular income tax rates. A beneficial holder of Fund shares who or which is a Foreign Person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on a sale or redemption of shares of a Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale, redemption or Capital Gain Dividend and certain other conditions are met.

Foreign Persons should consult their tax advisers concerning the tax consequences of ownership of shares of a Fund, including the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the backup withholding tax described above or a reduced rate of withholding provided by treaty.

Other Tax Matters

Special tax rules apply to investments though defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of shares of a Fund as an investment through such plans and the precise effect of such an investment in their particular tax situation.

Dividends, distributions and gains from the sale of Fund shares may be subject to state, local and foreign taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state, local and, where applicable, foreign taxes.

If a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

PERFORMANCE INFORMATION

Yield and Total Return

Each Fund may advertise the yield and total return of each class of its shares. Each Fund’s yield and total return will vary from time to time depending upon market conditions, the composition of its portfolio and operating expenses of the relevant Trust allocated to each Fund. These factors, possible differences in the methods used in calculating yield and total return and the tax exempt status of distributions should be considered when comparing a Fund’s yield and total return to yields and total returns published for other investment companies and other investment vehicles. Yield and total return should also be considered relative to changes in the value of the Fund’s shares and to the relative risks associated with the investment objectives and policies of the Fund. Yield and total return may be stated with or without giving effect to any expense limitations in effect for a Fund. For those funds that present yields and total return reflecting an expense limitation or waiver, its yield would have been lower if no limitation or waiver were in effect. Yields and total return will generally be higher for Class A shares than for Class B and Class C shares of the same Fund, because of the higher levels of expenses borne by the Class B and Class C shares. Because of its lower operating expenses, Class Y shares of each Fund can be expected to achieve a higher yield and total return than the same Fund’s Classes A, B and C shares.

Each Fund may also present one or more distribution rates for each class in its sales literature. These rates will be determined by annualizing the class’s distributions from net investment income and net short-term capital gain over a recent 12-month, 3-month or 30-day period and dividing that amount by the maximum offering price or the NAV. If the NAV, rather than the maximum offering price, is used to calculate the distribution rate, the rate will be higher.

At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

Investors in the Funds are specifically advised that share prices, expressed as the NAVs per share, will vary just as yield and total return will vary. An investor’s focus on the yield of a Fund to the exclusion of the consideration of the share price of that Fund may result in the investor’s misunderstanding the total return he or she may derive from the Fund.

FINANCIAL STATEMENTS

The financial statements, financial highlights and the reports of the independent registered public accounting firm included in the Funds’ annual reports dated December 31, 200 (January 31, 2010 for Real Estate Fund) are incorporated herein by reference to such reports. The Funds’ annual and semiannual reports are available upon request and without charge. Each Fund will send a single copy of its annual and semiannual report to an address at which more than one shareholder of record with the same last name has indicated that mail is to be delivered. Shareholders may request additional copies of any annual or semiannual report by telephone at 800-225-5478 or by writing to the Funds at: 399 Boylston Street, Boston, Massachusetts 02116 or by visiting the Funds’ website at www.funds.natixis.com. The annual and semiannual reports are also available on-line at the SEC’s website at www.sec.gov.

APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

Certain of the Funds make use of average portfolio credit quality standards to assist institutional investors whose own investment guidelines limit their investments accordingly. In determining a Fund’s overall dollar-weighted average quality, unrated securities are treated as if rated, based on the adviser’s or subadviser’s view of their comparability to rated securities. A Fund’s use of average quality criteria is intended to be a guide for those investors whose investment guidelines require that assets be invested according to comparable criteria. Reference to an overall average quality rating for a Fund does not mean that all securities held by the Fund will be rated in that category or higher. A Fund’s investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody’s, S&P or Fitch or, if unrated, determined by the adviser or a subadviser to be of comparable quality). The percentage of a Fund’s assets invested in securities in a particular rating category will vary. Following is a description of Moody’s, S&P’s and Fitch’s ratings applicable to fixed-income securities.

Moody’s Investors Service, Inc.

Corporate and Municipal Bond Ratings

Aaa: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa: Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba: Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B: Obligations rated B are considered speculative and are subject to high credit risk.

Caa: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Moody’s bond ratings, where specified, are applicable to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one year. Obligations relying upon support mechanisms such as letter-of-credit and bonds of indemnity are excluded unless explicitly rated. Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located.

Unless noted as an exception, Moody’s rating on a bank’s ability to repay senior obligations extends only to branches located in countries which carry a Moody’s Sovereign Rating for Bank Deposits. Such branch obligations are rated at the lower of the bank’s rating or Moody’s Sovereign Rating for the Bank Deposits for the country in which the branch is located. When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody’s ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor’s home country and either the issuer’s home country or the country where an issuer branch is located are not incorporated into Moody’s ratings.

Moody’s makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody’s represent that any specific bank or insurance company obligation is legally enforceable or a valid senior obligation of a rated issuer.

Moody’s applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Corporate Short-Term Debt Ratings

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor’s Ratings Services

Issue Credit Rating Definitions

A Standard & Poor’s issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations or a specific financial program (including ratings on medium term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor’s from other sources it considers reliable. Standard & Poor’s does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short term in the relevant market. In the United States, for example, that means obligations with an original maturity of no more than 365 days, including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Issue credit ratings are based, in varying degrees, on the following considerations: likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly to the category definition.

Corporate and Municipal Bond Ratings

Investment Grade

AAA: An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated ‘AA’ differs from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Speculative Grade

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C: A subordinated debt or preferred stock obligation rated ‘C’ is currently highly vulnerable to nonpayment. The ‘C’ rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A ‘C’ also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

CI: The rating CI is reserved for income bonds on which no interest is being paid.

D: An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or Minus (-): The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

pr: The letters ‘pr’ indicate that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

r: The ‘r’ modifier was assigned to securities containing extraordinary risks, particularly market risks, which are not covered in the credit rating. The absence of an ‘r’ modifier should not be taken as an indication that an obligation will not exhibit extraordinary non-credit related risks. Standard & Poor’s discontinued the use of the ‘r’ modifier for most obligations in June 2000 and for the balance of obligations (mainly structured finance transactions) in November 2002.

NR: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Commercial Paper Rating Definitions

A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from ‘A’ for the highest quality obligations to ‘D’ for the lowest. These categories are as follows:

A-1: This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for a timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated ‘A-1’.

A-3: Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying higher designations.

B: Issues rated ‘B’ are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated ‘D’ is in payment default. The ‘D’ rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes such payments will made during such grace period.

A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment on market price or suitability for a particular investor. The ratings are based on current information furnished to Standard & Poor’s by the issuer or obtained from other sources it considers reliable. Standard & Poor’s does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

Fitch Investor Services, Inc

Credit Ratings

Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Credit ratings are used by investors as indications of the likelihood of receiving their money back in accordance with the terms on which they invested. Fitch’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

The use of credit ratings defines their function: “investment grade” ratings (international Long-term ‘AAA’ to ‘BBB-’ categories; Short-term ‘F1’ to’F3’) indicate relatively low to moderate credit risk, while those in the “speculative” or “non investment grade” categories (international Long-term ‘BB+’ to ‘D’; Short-term ‘B’ to ‘D’) either signal a higher level of credit risk or that a default has already occurred. Credit ratings express risk in relative rank order, which is to say they are ordinal measures of credit risk and are not predictive of a specific frequency of default or loss.

Depending on their application, credit ratings address benchmark measures of probability of default as well relative expectations of loss given default. For example, issuers are typically assigned Issuer Default Ratings that are relative measures of default probability. Similarly, short-term credit ratings give primary consideration to the likelihood that obligations will be met on a timely basis. Securities, however, are rated taking into consideration probability of default and loss given default. As a result, for entities such as corporations security ratings may be rated higher, lower or the same as the issuer rating to reflect expectations of the security’s relative recovery prospects, as well as differences in ability and willingness to pay. While recovery analysis plays an important role throughout the ratings scale, it becomes a more critical consideration for below investment grade securities and obligations, particularly at the lower end of the non-investment grade ratings scale where Fitch often publishes actual Recovery Ratings, that are complementary to the credit ratings.

Structured finance ratings typically are assigned to each individual security or tranche in a transaction, and not to an issuer. Each structured finance tranche is rated on the basis of various stress scenarios in combination with its relative seniority, prioritization of cash flows and other structural mechanisms.

International Long-Term Credit Ratings

International Long-Term Credit Ratings (LTCR) may also be referred to as Long-Term Ratings. When assigned to most issuers, it is used as a benchmark measure of probability of default and is formally described as an Issuer Default Rating (IDR). The major exception is within Public Finance, where IDRs will not be assigned as market convention has always focused on timeliness and does not draw analytical distinctions between issuers and their underlying obligations. When applied to issues or securities, the LTCR may be higher or lower than the issuer rating (IDR) to reflect relative differences in recovery expectations.

The following rating scale applies to foreign currency and local currency ratings:

Investment Grade

AAA

Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A

High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB

Good credit quality. ‘BBB’ ratings indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Speculative Grade

BB

Speculative

‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B

Highly speculative

For issuers and performing obligations, ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of ‘RR1’ (outstanding).

CCC

For issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of ‘RR2’ (superior), or ‘RR3’ (good) or ‘RR4’ (average).

CC

For issuers and performing obligations, default of some kind appears probable.

For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of ‘RR4’ (average) or ‘RR5’ (below average).

C

For issuers and performing obligations, default is imminent.

For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of ‘RR6’ (poor).

RD

Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D

Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:

Failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation;-the bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor; or-the distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.

Issuers will be rated ‘D’ upon a default. Defaulted and distressed obligations typically are rated along the continuum of ‘C’ to ‘B’ ratings categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and/or principal in full in accordance with the terms of the obligation’s documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the ‘B’ or ‘CCC-C’ categories.

Default is determined by reference to the terms of the obligations’ documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation’s documentation, or where it believes that default ratings consistent with Fitch’s published definition of default are the most appropriate ratings to assign.

International Short-Term Credit Ratings

The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for US public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1

Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2

Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3

Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

B

Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

C

High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

RD

Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other obligations.

D

Indicates an entity or sovereign that has defaulted on all of its financial obligations.

Notes to International Long-Term and Short-Term ratings:

The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-term rating category, to categories below ‘CCC’, or to Short-term ratings other than ‘F1’. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive”, indicating a potential upgrade, “Negative”, for a potential downgrade, or “Evolving”, if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

Rating Outlook: An Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are ‘stable’ could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch Ratings may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

Program ratings (such as those assigned to MTN shelf registrations) relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e. those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

Variable rate demand obligations and other securities which contain a short-term ‘put’ or other similar demand feature will have a dual rating, such as AAA/F1+. The first rating reflects the ability to meet long-term principal and interest payments, whereas the second rating reflects the ability to honor the demand feature in full and on time.

Interest Only

Interest Only ratings are assigned to interest strips. These ratings do not address the possibility that a security holder might fail to recover some or all of its initial investment due to voluntary or involuntary principal repayments.

Principal Only

Principal Only ratings address the likelihood that a security holder will receive their initial principal investment either before or by the scheduled maturity date.

Rate of Return

Ratings also may be assigned to gauge the likelihood of an investor receiving a certain predetermined internal rate of return without regard to the precise timing of any cash flows.

‘PIF’

‘Paid-in-Full’: Denotes a security that is paid-in-full, matured, called, or refinanced.

‘NR’

‘Not Rated’: Indicates that Fitch Ratings does not rate the associated issuer or issue in question.

‘WD’

‘Withdrawn’: A rating is withdrawn when Fitch Ratings deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced, or for any other reason Fitch Ratings deems sufficient.

Registration Nos. 002-11101

811-00242

NATIXIS FUNDS TRUST II

PART C

OTHER INFORMATION

Item 28.	Exhibits

(a)			Articles of Incorporation.

	(1)		The Registrant’s Fourth Amended and Restated Agreement and Declaration of Trust dated June 2, 2005 (the “Agreement and Declaration”) is incorporated by reference to exhibit (a)(1) to post-effective amendment (“PEA”) No. 128 to the initial registration statement (“Registration Statement”) filed on January 30, 2006.

	(2)		Amendment No. 1 dated June 1, 2007 to the Agreement and Declaration is incorporated by reference to exhibit (a)(2) to PEA No. 132 to the Registration Statement filed on January 28, 2008.

	(3)		Memorandum and Articles of Association of ASG Global Alternatives Cayman Fund Ltd. (the “Global Alternatives Commodity Subsidiary”) dated August 11, 2008 is incorporated by reference to exhibit (a)(3) to PEA No. 138 filed on September 29, 2008.

	(4)		Memorandum and Articles of Association of ASG Diversified Strategies Cayman Fund Ltd. (the “Diversifying Strategies Commodity Subsidiary”) dated July 2, 2009 is incorporated by reference to exhibit (a)(4) to PEA No. 144 filed on July 31, 2009.

(b)			By-Laws.

	(1)		The Registrant’s Amended and Restated By-Laws dated September 23, 2008 (the “By-Laws”) are incorporated by reference to exhibit (b)(1) to PEA No. 140 to the Registration Statement filed on December 1, 2008.

(c)			Instruments Defining Rights of Security Holders.

	(1)		Rights of shareholders as described in Article III, Section 6 of the Registrant’s Agreement and Declaration is incorporated by reference to exhibit (c) to PEA No. 128 to the Registration Statement filed on January 30, 2006.

(d)			Investment Advisory Contracts.

	(1)	(i)	Advisory Agreement dated October 30, 2000 between the Registrant, on behalf of Harris Associates Large Cap Value Fund, and Natixis Asset Management Advisors, L.P. (“Natixis Advisors”) is incorporated by reference to exhibit (d)(1)(i) to PEA No. 114 to the Registration Statement filed on February 27, 2001.

		(ii)	Advisory Agreement dated September 30, 2008 between the Registrant, on behalf of ASG Global Alternatives Fund, and AlphaSimplex Group, LLC (“AlphaSimplex”) is incorporated by reference to exhibit (d)(1)(iii) to PEA No. 140 to the Registration Statement filed on December 1, 2008.

		(iii)	Advisory Agreement dated October 31, 2008 between the Registrant, on behalf of Vaughan Nelson Value Opportunity Fund, and Natixis Advisors is incorporated by reference to exhibit (d)(1)(iv) to PEA No. 139 to the Registration Statement filed on October 30, 2008.

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		(iv)	Advisory Agreement dated November 27, 2008 between the Global Alternatives Commodity Subsidiary and AlphaSimplex is incorporated by reference to exhibit (d)(1)(v) to PEA No. 141 to the Registration Statement filed on April 30, 2009.

		(v)	Advisory Agreement dated July 21, 2009 between the Registrant, on behalf of ASG Diversifying Strategies Fund, and AlphaSimplex is incorporated by reference to exhibit (d)(1)(vi) to PEA No. 144 filed on July 31, 2009.

		(vi)	Advisory Agreement dated July 21, 2009 between the Diversifying Strategies Commodity Subsidiary and AlphaSimplex is incorporated by reference to exhibit (d)(1)(viii) to PEA No. 144 filed on July 31, 2009.

	(2)	(i)	Sub-Advisory Agreement dated October 29, 2002 among Registrant, on behalf of Harris Associates Large Cap Value Fund, Natixis Advisors, and Harris Associates L.P. (“Harris Associates”) is incorporated by reference to exhibit (d)(2)(i) to PEA No. 118 to the Registration Statement filed on February 28, 2003.

		(ii)	Amendment No.1 dated July 1, 2005 to Sub-Advisory Agreement dated October 29, 2002 among Registrant, on behalf of Harris Large Cap Value Fund, Natixis Advisors, and Harris Associates is incorporated by reference to exhibit (d)(2)(ii) to PEA No. 128 to the Registration Statement filed on January 30, 2006.

		(iii)	Sub-Advisory Agreement dated September 30, 2008 among Registrant, on behalf of ASG Global Alternatives Fund, AlphaSimplex and Reich & Tang is incorporated by reference to exhibit (d)(2)(iii) to PEA No. 140 to the Registration Statement filed on December 1, 2008.

		(iv)	Sub-Advisory Agreement dated October 31, 2008 among Registrant on behalf of Vaughan Nelson Value Opportunity Fund, Natixis Advisors and Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”) is incorporated by reference to exhibit (d)(2)(iv) to PEA No. 139 to the Registration Statement filed on October 30, 2008.

		(v)	Sub-Advisory Agreement dated November 27, 2008 among the Global Alternatives Commodity Subsidiary, AlphaSimplex and Reich & Tang is incorporated by reference to exhibit (d)(2)(v) to PEA No. 141 to the Registration Statement filed on April 30, 2009.

		(vi)	Sub-Advisory Agreement dated July 24, 2009 among Registrant, on behalf of ASG Diversifying Strategies Fund, AlphaSimplex and Reich & Tang is incorporated by reference to exhibit (d)(2)(vi) to PEA No. 144 filed on July 31, 2009.

		(vii)	Sub-Advisory Agreement dated July 24, 2009 among the Diversifying Strategies Commodity Subsidiary, AlphaSimplex and Reich & Tang is incorporated by reference to exhibit (d)(2)(vii) to PEA No. 144 filed on July 31, 2009.

(e)			Underwriting Contracts.

	(1)		Distribution Agreement dated March 3, 2003 between Registrant, on behalf of Harris Associates Large Cap Value Fund, and Natixis Distributors, L.P. (“Natixis Distributors”) is incorporated by reference to exhibit (e)(1) to PEA No. 119 to the Registration Statement filed on April 29, 2003.

	(2)		Distribution Agreement dated September 30, 2008 between Registrant, on behalf of ASG Global Alternatives Fund, and Natixis Distributors is incorporated by reference to exhibit (e)(4) to PEA No. 140 to the Registration Statement filed on December 1, 2008.

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	(3)		Distribution Agreement dated October 31, 2008 between Registrant, on behalf of Vaughan Nelson Value Opportunity Fund, and Natixis Distributors is incorporated by reference to exhibit (e)(5) to PEA No. 139 to the Registration Statement filed on October 30, 2008.

	(4)		Distribution Agreement dated July 27, 2009 between Registrant, on behalf of ASG Diversifying Strategies Fund, and Natixis Distributors is incorporated by reference to exhibit (e)(5) to PEA No. 144 filed on July 31, 2009.

	(5)		Form of Dealer Agreement used by Natixis Distributors is filed herewith.

(f)			Bonus or Profit Sharing Contracts.

Not applicable.

(g)			Custodian Agreements.

	(1)		Custodian Contract dated September 1, 2005 among Registrant, on behalf of its respective series, Natixis Funds Trust I, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and State Street Bank and Trust Company (“State Street”) is incorporated by reference to exhibit (g)(1) to PEA No. 128 to the Registration Statement filed on January 30, 2006.

	(2)		Amendment No. 1 dated September 15, 2006 to Master Custody Agreement dated September 1, 2005 among the Registrant, on behalf of its respective series, Natixis Funds Trust I, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and State Street is incorporated by reference to exhibit (g)(2) to PEA No. 130 filed on January 26, 2007.

	(3)		Custody Services Agreement dated November 27, 2008 between the Global Alternatives Commodity Subsidiary and State Street is incorporated by reference to exhibit (g)(3) to PEA No. 141 to the Registration Statement filed on April 30, 2009.

	(4)		Custody Services Agreement dated July 27, 2009 between the Diversifying Strategies Commodity Subsidiary and State Street is incorporated by reference to exhibit (g)(4) to PEA No. 144 filed on July 31, 2009.

(h)			Other Material Contracts.

	(1)	(i)	Transfer Agency and Services Agreement dated October 1, 2005 among the Registrant, on behalf of its respective series, Natixis Funds Trust I, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and Boston Financial Data Services, Inc. (“Boston Financial”) is incorporated by reference to exhibit (h)(1)(i) to PEA No. 128 to the Registration Statement filed on January 30, 2006.

		(ii)	Revised Appendix A dated July 17, 2006 to the Transfer Agency and Services Agreement dated October 1, 2005 among the Registrant, on behalf of its respective series, Natixis Funds Trust I, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II, and Boston Financial is incorporated by reference to exhibit (h)(1)(ii) to PEA No. 130 filed on January 26, 2007.

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	(iii)	Amendment dated February 15, 2008 to the Transfer Agency and Services Agreement dated October 1, 2005 among the Registrant, on behalf of its respective series, Natixis Funds Trust I, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II, Hansberger International Series, Gateway Trust and Boston Financial is incorporated by reference to exhibit (h)(1)(iii) to PEA No. 140 to the Registration Statement filed on December 1, 2008.

	(iv)	Amendment dated October 1, 2008 to the Transfer Agency and Services Agreement dated October 1, 2005 among the Registrant, on behalf of its respective series, Natixis Funds Trust I, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II, Hansberger International Series, Gateway Trust and Boston Financial is incorporated by reference to exhibit (h)(1)(iii) to PEA No. 139 to the Registration Statement filed on October 30, 2008.

(2)	(i)	Administrative Services Agreement dated January 3, 2005 between the Registrant, on behalf of its respective series, Natixis Funds Trust I, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and Natixis Advisors is incorporated by reference to exhibit (h)(2) to PEA No. 125 to the Registration Statement filed on January 28, 2005.

	(ii)	First Amendment dated November 1, 2005 to the Administrative Services Agreement between the Registrant, on behalf of its respective series, Natixis Funds Trust I, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and Natixis Advisors is incorporated by reference to exhibit (h)(2)(ii) to PEA No. 128 to the Registration Statement filed on January 30, 2006.

	(iii)	Second Amendment dated January 1, 2006 to Administrative Services Agreement between the Registrant, on behalf of its respective series, Natixis Funds Trust I, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and Natixis Advisors is incorporated by reference to exhibit (h)(2)(iii) to PEA No. 128 to the Registration Statement filed on January 30, 2006.

	(iv)	Third Amendment dated July 1, 2007 to Administrative Services Agreement between the Registrant, on behalf of its respective series, Natixis Funds Trust I, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and Natixis Advisors is incorporated by reference to exhibit (h)(2)(iv) to PEA No. 132 to the Registration Statement filed on January 28, 2008.

	(v)	Fourth Amendment dated September 17, 2007 to the Administrative Services Agreement between the Registrant, on behalf of its respective series, Natixis Funds Trust I, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and Natixis Advisors is incorporated by reference to exhibit (h)(2)(v) to PEA No. 132 to the Registration Statement filed on January 28, 2008.

	(vi)	Fifth Amendment dated February 1, 2008 to the Administrative Services Agreement between the Registrant, on behalf of its respective series, Natixis Funds Trust I, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and Natixis Advisors is incorporated by reference to exhibit (h)(2)(vi) to PEA No. 132 to the Registration Statement filed on January 28, 2008.

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(vii)	Sixth Amendment dated February 19, 2008 to the Administrative Services Agreement between the Registrant on behalf of its series, Natixis Funds Trust I, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II, Hansberger International Series and Natixis Advisors is incorporated by reference to exhibit (h)(2)(vii) to PEA No. 134 to the Registration Statement filed on April 29, 2008.

(viii)	Seventh Amendment dated July 1, 2008 to the Administrative Agreement between the Registrant on behalf of its series, Natixis Funds Trust I, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II, Hansberger International Series, Gateway Trust and Natixis Advisors is incorporated by reference to exhibit (h)(2)(viii) to PEA No. 138 to the Registration Statement filed on September 29, 2008.

(ix)	Eighth Amendment dated September 29, 2008 to the Administrative Agreement between the Registrant on behalf of its series, Natixis Funds Trust I, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II, Hansberger International Series, Gateway Trust and Natixis Advisors is incorporated by reference to exhibit (h)(2)(ix) to PEA No. 138 to the Registration Statement filed on September 29, 2008.

(x)	Ninth Amendment dated October 31, 2008 to the Administrative Agreement between the Registrant on behalf of its series, Natixis Funds Trust I, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II, Hansberger International Series, Gateway Trust and Natixis Advisors is incorporated by reference to exhibit (h)(2)(x) to PEA No. 139 to the Registration Statement filed on October 30, 2008.

(xi)	Tenth Amendment dated January 9, 2009 to the Administrative Agreement between the Registrant on behalf of its series, Natixis Funds Trust I, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II, Hansberger International Series, Gateway Trust and Natixis Advisors is incorporated by reference to exhibit (h)(2)(xi) to PEA No. 141 to the Registration Statement filed on April 30, 2009.

(xii)	Eleventh Amendment dated July 27, 2009 to the Administrative Agreement between the Registrant on behalf of its series, Natixis Funds Trust I, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II, Hansberger International Series, Gateway Trust and Natixis Advisors is incorporated by reference to exhibit (h)(2)(xii) to PEA No. 144 filed on July 31, 2009.

(xiii)	Twelfth Amendment dated February 25, 2010 to the Administrative Agreement between the Registrant on behalf of its series, Natixis Funds Trust I, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II, Hansberger International Series, Gateway Trust and Natixis Advisors is filed herewith.

(xiv)	Administrative Services Agreement dated November 27, 2008 between the Global Alternatives Commodity Subsidiary and Natixis Advisors is incorporated by reference to exhibit (h)(2)(xii) to PEA No. 141 to the Registration Statement filed on April 30, 2009.

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		(xv)	Sub-Administrative Services Agreement dated January 28, 2009 among the Global Alternatives Commodity Subsidiary, State Street and Natixis Advisors is incorporated by reference to exhibit (h)(2)(xiii) to PEA No. 141 to the Registration Statement filed on April 30, 2009.

		(xvi)	Administrative Services Agreement dated July 27, 2009 between the Diversifying Strategies Commodity Subsidiary and Natixis Advisors is incorporated by reference to exhibit (h)(2)(xv) to PEA No. 144 filed on July 31, 2009.

		(xvii)	Sub-Administrative Services Agreement dated July 27, 2009 among the Diversifying Strategies Commodity Subsidiary, State Street and Natixis Advisors is incorporated by reference to exhibit (h)(2)(xvi) to PEA No. 144 filed on July 31, 2009.

	(3)	(i)	Securities Lending Authorization Agreement dated September 1, 2005 among the Registrant, on behalf of its respective series, Natixis Funds Trust I, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and State Street is incorporated by reference to exhibit (h)(3)(i) to PEA No. 128 to the Registration Statement filed on January 30, 2006.

		(ii)	First Amendment dated December 20, 2005 to the Securities Lending Authorization Agreement dated September 1, 2005 among the Registrant, on behalf of its respective series, Natixis Funds Trust I, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and State Street is incorporated by reference to exhibit (h)(3)(ii) to PEA No. 140 to the Registration Statement filed on December 1, 2008.

		(iii)	Second Amendment dated February 29, 2008 to the Securities Lending Authorization Agreement dated September 1, 2005 among the Registrant, on behalf of its respective series, Natixis Funds Trust I, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II, Hansberger International Series and State Street is incorporated by reference to exhibit (h)(3)(iii) to PEA No. 140 to the Registration Statement filed on December 1, 2008.

	(4)		Natixis Advisors Fee Waiver/Expense Reimbursement Undertakings dated February 25, 2010 between Natixis Advisors and the Registrant, on behalf of Harris Associates Large Cap Value Fund and Vaughan Nelson Value Opportunity Fund is filed herewith.

	(5)		AlphaSimplex Fee Waiver/Expense Reimbursement Undertaking dated April 30, 2010 between the Registrant, on behalf of ASG Global Alternatives Fund, and AlphaSimplex is filed herewith.

	(6)		AlphaSimplex Fee Waiver/Expense Reimbursement Undertaking dated July 31, 2009 between the Registrant, on behalf of ASG Diversifying Strategies Fund, and AlphaSimplex is incorporated by reference to exhibit (h)(8) to PEA No. 144 filed on July 31, 2009.

	(7)		Reliance Agreement for Exchange Privileges dated June 30, 2009 by and among Natixis Funds Trust I, Natixis Funds Trust IV, Natixis Cash Management Trust, Gateway Trust, Hansberger International Series, Loomis Sayles Funds I, Loomis Sayles Funds II and the Registrant is filed herewith.

(i)			Legal Opinion.

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	(1)		Opinion and Consent of Counsel dated January 3, 1989 with respect to the Registrant’s Harris Associates Large Cap Value Fund and Loomis Sayles Massachusetts Tax Free Income Fund is incorporated by reference to exhibit 10(a) to PEA No. 106 to the Registration Statement filed on April 18, 1997.

	(2)		Opinion and Consent of Counsel dated September 10, 1993 with respect to offering multiple classes of shares for all series of the Registrant is incorporated by reference to exhibit 10(d) to PEA No. 106 to this Registration Statement filed on April 18, 1997.

(j)			Other Opinions.

Not applicable.

(k)			Omitted Financial Statements.

Not applicable.

(l)			Initial Capital Agreements.

Not applicable.

(m)			Rule 12b-1 Plan.

	(1)	(a)	Rule 12b-1 Plan for Class A shares of Harris Associates Large Cap Value Fund is incorporated by reference to exhibit (m)(1)(a) to PEA No. 115 to the Registration Statement filed on April 30, 2001.

		(b)	Rule 12b-1 Plan for Class B shares of Harris Associates Large Cap Value Fund is incorporated by reference to exhibit (m)(1)(b) to PEA No. 119 to the Registration Statement filed on April 29, 2003.

		(c)	Rule 12b-1 Plan for Class C shares of Harris Associates Large Cap Value Fund is incorporated by reference to exhibit (m)(1)(c) to PEA No. 115 to the Registration Statement filed on April 30, 2001.

	(2)	(a)	Rule 12b-1 Plan for Class A shares of ASG Global Alternatives Fund is incorporated by reference to exhibit (m)(3)(a) to PEA No. 138 to the Registration Statement filed on September 29, 2008.

		(b)	Rule 12b-1 Plan for Class C shares of ASG Global Alternatives Fund is incorporated by reference to exhibit (m)(3)(b) to PEA No. 138 to the Registration Statement filed on September 29, 2008.

	(3)	(a)	Rule 12b-1 Plan for Class A shares of Vaughan Nelson Value Opportunity Fund is incorporated by reference to exhibit (m)(4)(a) to PEA No. 139 to the Registration Statement filed on October 30, 2008.

		(b)	Rule 12b-1 Plan for Class C shares of Vaughan Nelson Value Opportunity Fund is incorporated by reference to exhibit (m)(4)(b) to PEA No. 139 to the Registration Statement filed on October 30, 2008.

	(4)	(a)	Rule 12b-1 Plan for Class A shares of ASG Diversifying Strategies Fund is incorporated by reference to exhibit (m)(5)(a) to PEA No. 144 filed on July 31, 2009.

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		(b)	Rule 12b-1 Plan for Class C shares of ASG Diversifying Strategies Fund is incorporated by reference to exhibit (m)(5)(b) to PEA No. 144 filed on July 31, 2009.

(n)			Rule 18f-3 Plan.

Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended, effective May 1, 2009 is incorporated by reference to exhibit (n) to PEA No. 141 to the Registration Statement filed on April 30, 2009.

(p)			Code of Ethics.

	(1)		Code of Ethics dated September 14, 2007 for Registrant is incorporated by reference to exhibit (p)(1) to PEA No. 132 to the Registration Statement filed on January 28, 2008.

	(2)		Code of Ethics dated October 1, 2007 as amended April 1, 2009 for Natixis Advisors and Natixis Distributors is incorporated by reference to exhibit (p)(2) to PEA No. 143 to the Registration Statement filed on July 15, 2009.

	(3)		Code of Ethics dated September 30, 2005 as amended October 17, 2008 for Harris Associates is incorporated by reference to exhibit (p)(3) to PEA No. 142 to the Registration Statement filed on May 15, 2009.

	(4)		Code of Ethics revised as of December 12, 2008 for AlphaSimplex is incorporated by reference to exhibit (p)(4) to PEA No. 141 to the Registration Statement filed on April 30, 2009.

	(5)		Code of Ethics dated February 1, 2008 as amended September 2009 for Reich & Tang is filed herewith.

	(6)		Code of Ethics dated May 20, 2008 as amended September 2009 for Vaughan Nelson is filed herewith.

(q)			Powers of Attorney.

		(1)	Powers of Attorney for Graham T. Allison, Jr., Daniel M. Cain, John T. Hailer, Edward Benjamin, Robert Blanding and Sandra O. Moose dated October 18, 2004 designating John M. Loder, Coleen Downs Dinneen, Russell Kane and Michael Kardok as attorneys to sign for each Trustee are incorporated by reference to exhibit (q) to PEA No. 124 to the Registration Statement filed on December 2, 2004.

		(2)	Powers of Attorney for Charles D. Baker and Cynthia L. Walker dated June 2, 2005 designating John M. Loder, Coleen Downs Dinneen, Russell Kane and Michael Kardok as attorneys to sign for each Trustee are incorporated by reference to exhibit (q)(2) to PEA No. 128 to the Registration Statement filed on January 30, 2006.

		(3)	Power of Attorney for Kenneth A. Drucker dated June 17, 2008 is incorporated by reference to exhibit (q)(4) to PEA No. 136 to the registration Statement filed on July 17, 2008.

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(4)	Power of Attorney for Wendell J. Knox dated June 4, 2009 is incorporated by reference to exhibit (q)(4) to PEA No. 143 to the Registration Statement filed on July 15, 2009.

(5)	Power of Attorney for Erik Sirri dated November 19, 2009 is filed herewith.

(6)	Power of Attorney for Peter Smail dated November 24, 2009 is filed herewith.

Item 29.	Persons Controlled by or under Common Control with the Registrant.

The Registrant is not aware of any person controlled or under common control with any of its series. As of February 5, 2010, the persons listed below owned 25% or more of the outstanding voting securities of one or more series of the Registrant and thus may be deemed to “control” the series within the meaning of Section 2(a)(9) of the Investment Company Act of 1940, as amended:

Fund	Shareholder and Address	Percentage of shares held
ASG Diversifying Strategies Fund	Natixis Global Asset Management Boston, MA 02116-3368	38.84%

	Pershing LLC Jersey City, NJ 07303-2052	27.15%

ASG Global Alternatives Fund	MLPF&S For the Sole Benefit of It’s Customers Jacksonville, FL 32246-6484	29.78%

Vaughan Nelson Value Opportunity Fund	Charles Schwab & Co. Inc. Special Custody Acct FBO Customers San Francisco, CA 94104-4151	48.77%

Item 30.	Indemnification.

Under Article 5 of the Registrant’s By-laws, any past or present Trustee or officer of the Registrant (hereinafter referred to as a “Covered Person”) shall be indemnified to the fullest extent permitted by law against all liability and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding to which he or she may be a party or otherwise involved by reason of his or her being or having been a Covered Person. That provision does not authorize indemnification when it is determined that such Covered Person would otherwise be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. This description is modified in its entirety by the provision of Article 5 of the Registrant’s By-laws incorporated by reference to exhibit (b)(1) to PEA No. 140 to the Registration Statement filed on December 1, 2008.

The Distribution Agreements, the Custodian Agreement, the Transfer Agency and Service Agreement and the Administrative Services Agreement (the “Agreements”) contained herein and in various post-effective amendments and incorporated herein by reference, provide for indemnification. The general effect of these provisions is to indemnify entities contracting with the Registrant against liability and expenses in certain circumstances. This description is modified in its entirety by the provisions of the Agreements as contained in this Registration Statement and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the

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Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any claim, action, suit or proceeding) is asserted against the Registrant by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

The Registrant and its Trustees, officers and employees are insured, under a policy of insurance maintained by the Registrant in conjunction with Natixis Global Asset Management, L.P. and its affiliates, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such Trustees or officers. The policy expressly excludes coverage for any Trustee or officer for any claim arising out of any fraudulent act or omission, any dishonest act or omission or any criminal act or omission of the Trustee or officer.

Item 31.	Business and Other Connections of Investment Adviser.

(a)	Natixis Advisors, a wholly-owned subsidiary of Natixis Global Asset Management, L.P., serves as investment adviser to Harris Associates Large Cap Value Fund and the Vaughan Nelson Value Opportunity Fund. Natixis Advisors was organized in 1995.

The list required by this Item 31 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and partners of Natixis Advisors during the past two years is incorporated by reference to schedules A, C and D of Form ADV filed by Natixis Advisors pursuant to the Investment Advisers Act of 1940, as amended, (the “Advisers Act”) (SEC file No. 801-48408; IARD/CRD No. 106800).

(b)	Harris Associates serves as a subadviser to the Registrant’s Harris Associates Large Cap Value Fund. Harris Associates serves as investment adviser to mutual funds, individuals, trusts, retirement plans, endowments and foundations, and manages several private partnerships, and is a registered commodity trading adviser and commodity pool operator.

The list required by this Item 31 regarding any other business, profession or employment of a substantial nature engaged in by officers and partners of Harris Associates during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by Harris Associates pursuant to the Advisers Act (SEC File No. 801-50333; IARD/CRD No. 106960).

(c)	Reich & Tang, a subsidiary of Natixis Global Asset Management, L.P., serves as the subadviser to ASG Global Alternatives Fund and ASG Diversifying Strategies Fund and currently is manager or sub-adviser of 13 registered investment companies, of which it acts as administrator for 10, and advises pension trusts, profit sharing trusts and endowments.

The list required by this Item 31 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and partners of Reich & Tang during the past two years is incorporated herein by reference to schedules A, B and D of Form ADV filed by Reich & Tang pursuant to the Advisers Act (SEC file No. 801-47230, IARD/CRD No. 106186).

(d)	AlphaSimplex, a subsidiary of Natixis Global Asset Management, L.P., serves as the investment adviser to ASG Global Alternatives Fund and ASG Diversifying Strategies Fund and currently is manager or sub-adviser of additional registered investment companies and privately-offered funds.

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The list required by this Item 31 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and partners of AlphaSimplex during the past two years is incorporated herein by reference to schedules A, B and D of Form ADV filed by AlphaSimplex pursuant to the Advisers Act (SEC file No. 801-62448, IARD/CRD No. 128356).

(e)	Vaughan Nelson serves as subadviser to the Registrant’s Vaughan Nelson Value Opportunity Fund and provides investment advice to a number of other registered investment companies and to other organizations and individuals.

The list required by this Item 31 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and partners of Vaughan Nelson during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by Vaughan Nelson pursuant to the Advisers Act (SEC file No. 801-51795, IARD/CRD No. 106975).

Item 32.	Principal Underwriters.

(a)	Natixis Distributors, L.P., the Registrant’s principal underwriter, also serves as principal underwriter for:

Natixis Funds Trust I

Natixis Funds Trust III

Natixis Funds Trust IV

Natixis Cash Management Trust

Loomis Sayles Funds I

Loomis Sayles Funds II

Hansberger International Series

Gateway Trust

(b)	The general partner and officers of the Registrant’s principal underwriter, Natixis Distributors, L.P., and their addresses are as follows:

Name	Positions and Offices with Principal Underwriter	Positions and Offices with Registrant
Natixis Distribution Corporation	General Partner	None

David L. Giunta	President and Chief Executive Officer	President and Chief Executive Officer

Coleen Downs Dinneen	Executive Vice President, General Counsel, Secretary and Clerk	Secretary, Clerk and Chief Legal Officer

Russell Kane	Senior Vice President, Deputy General Counsel, Assistant Secretary, Assistant Clerk and Chief Compliance Officer for Mutual Funds	Chief Compliance Officer, Anti-Money Laundering Officer and Assistant Secretary

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Michael Kardok	Senior Vice President	Treasurer, Principal Financial and Accounting Officer

Beatriz Pina Smith	Executive Vice President, Treasurer and Chief Financial Officer	None

Anthony Loureiro	Senior Vice President, Chief Compliance Officer-Broker/Dealer and Anti-Money Laundering Compliance Officer	None

Marilyn Rosh	Vice President and Controller	None

Matthew Coldren	Executive Vice President	None

Mark Doyle	Executive Vice President	None

Robert Hussey	Executive Vice President	None

Caren Leedom	Executive Vice President	None

Peter Martin	Executive Vice President, Product Specialist	None

Matt Raynor	Executive Vice President	None

Sharon Wratchford	Executive Vice President	None

John Bearce	Senior Vice President	None

Josh Bogen	Senior Vice President	None

William Butcher	Senior Vice President	None

KC Chew	Senior Vice President	None

James Cove	Senior Vice President	None

Stacie DeAngelo	Senior Vice President	None

Edward Farrington	Senior Vice President	None

Tracey Flaherty	Senior Vice President	None

David Goodsell	Senior Vice President	None

Dana Hartwell	Senior Vice President	None

Jeff Keselman	Senior Vice President	None

David Lafferty	Senior Vice President	None

Ted LeClair	Senior Vice President	None

Dan Lynch	Senior Vice President	None

Ian MacDuff	Senior Vice President	None

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Marla McDougall	Senior Vice President	None

Maureen O’Neill	Senior Vice President	None

Elizabeth Puls-Burns	Senior Vice President	None

Manjari Saha	Senior Vice President	None

Dan Santaniello	Senior Vice President	None

David Vallon	Senior Vice President	None

Susannah Wardly	Senior Vice President	None

Faith Yando	Senior Vice President	None

The principal business address of all the above persons or entities is 399 Boylston Street, Boston, MA 02116.

(c)	Not applicable.

Item 33.	Location of Accounts and Records

The following companies, in the aggregate, maintain possession of the documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder:

(a)		For all series of Registrant:

	(i)	Natixis Funds Trust II
399 Boylston Street
Boston, Massachusetts 02116

	(ii)	Natixis Distributors, L.P.
399 Boylston Street
Boston, Massachusetts 02116

	(iii)	Natixis Asset Management Advisors, L.P.
399 Boylston Street
Boston, Massachusetts 02116

	(iv)	State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

	(v)	Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

(b)		For the series of the Registrant managed by Harris Associates L.P.:
Harris Associates L.P.
Two North LaSalle Street
Chicago, Illinois 60602

(c)		For the series of the Registrant managed by Reich & Tang Asset Management, LLC: Reich & Tang Asset Management, LLC 600 Fifth Avenue New York, New York 10020

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(d)	For the series of the Registrant managed by AlphaSimplex Group, LLC: AlphaSimplex Group, LLC One Cambridge Center Cambridge, Massachusetts 02142

(e)	For the series of the Registrant managed by Vaughan Nelson: Vaughan Nelson Investment Management, L.P. 600 Travis Street Suite 6300 Houston, Texas 77002

Item 34.	Management Services.

None.

Item 35.	Undertakings.

(a)	The Registrant undertakes to provide the annual report of any of its series to any person who receives a prospectus for such series and who requests the annual report.

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NATIXIS FUNDS TRUST II

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this PEA No. 146 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 1st day of March, 2010.

NATIXIS FUNDS TRUST II

By:	/s/ DAVID L. GIUNTA
David L. Giunta
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ DAVID L. GIUNTA David L. Giunta	President and Chief Executive Officer	March 1, 2010

/s/ MICHAEL C. KARDOK Michael C. Kardok	Treasurer	March 1, 2010

GRAHAM T. ALLISON, JR. * Graham T. Allison, Jr.	Trustee	March 1, 2010

EDWARD A. BENJAMIN * Edward A. Benjamin	Trustee	March 1, 2010

ROBERT J. BLANDING * Robert J. Blanding	Trustee	March 1, 2010

DANIEL M. CAIN * Daniel M. Cain	Trustee	March 1, 2010

KENNETH A. DRUCKER * Kenneth A. Drucker	Trustee	March 1, 2010

JOHN T. HAILER * John T. Hailer	Trustee	March 1, 2010

WENDELL J. KNOX * Wendell J. Knox	Trustee	March 1, 2010

ERIK SIRRI * Erik Sirri	Trustee	March 1, 2010

PETER SMAIL * Peter Smail	Trustee	March 1, 2010

SANDRA O. MOOSE * Sandra O. Moose	Trustee, Chairperson of the Board	March 1, 2010

CYNTHIA L. WALKER * Cynthia L. Walker	Trustee	March 1, 2010

*By:	/s/ COLEEN DOWNS DINNEEN
Coleen Downs Dinneen
Attorney-In-Fact
**/***/****/*****/******/*******
March 1, 2010

**	Powers of Attorney for Graham T. Allison, Jr., Edward A. Benjamin, Robert J. Blanding, Daniel M. Cain, John T. Hailer and Sandra O. Moose are incorporated by reference to exhibit (q) to PEA No. 124 to the Registration Statement filed on December 2, 2004.
***	Powers of Attorney for Charles D. Baker and Cynthia L. Walker are incorporated by reference to exhibit (q)(2) to PEA No. 128 to the Registration Statement filed on January 30, 2006.
****	Power of Attorney for Kenneth A. Drucker is incorporated by reference to exhibit (q)(4) to PEA No. 136 to the Registration Statement filed on July 17, 2008.
*****	Power of Attorney for Wendell J. Knox is incorporated by reference to exhibit (q)(4) to PEA No. 143 to the Registration Statement filed on July 15, 2009.
******	Power of Attorney for Erik Sirri is filed herewith.
*******	Power of Attorney for Peter Smail is filed herewith.

Natixis Funds Trust II

Exhibit Index

Exhibits for Item 28 of Form N1-A

Exhibit	Exhibit Description

(e)(5)	Form of Dealer Agreement

(h)(2)(xiii)	Twelfth Amendment to Administrative Services Agreement

(h)(4)	Natixis Advisors Fee Waiver/Expense Reimbursement Undertakings between the Registrant, on behalf of Harris Associates Large Cap Value Fund and Vaughan Nelson Value Opportunity Fund and Natixis Advisors

(h)(5)	AlphaSimplex Fee Waiver/Expense Reimbursement Undertaking between the Registrant, on behalf of ASG Global Alternatives Fund and AlphaSimplex

(h)(7)	Reliance Agreement for Exchange Privileges dated June 30, 2009

(p)(5)	Reich & Tang Code of Ethics dated February 1, 2008 as amended September 2009

(p)(6)	Vaughan Nelson Code of Ethics dated May 20, 2008 as amended September 2009

(q)(5)	Power of Attorney for Erik Sirri

(q)(6)	Power of Attorney for Peter Smail